     As filed with the Securities and Exchange Commission on July 26, 2007
                                              File Nos. 333-92935 and 811-09729
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                         Post-Effective Amendment No. 92                   [X]

                                    and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

                                Amendment No. 92                           [X]

                       (Check appropriate box or boxes)

                               -----------------

                               iShares(R) Trust
              (Exact Name of Registrant as Specified in Charter)

                               -----------------

                    c/o State Street Bank and Trust Company
                             200 Clarendon Street
                               Boston, MA 02116
               (Address of Principal Executive Office)(Zip Code)

      Registrant's Telephone Number, including Area Code: (415) 597-2000

                         The Corporation Trust Company
                              1209 Orange Street
                             Wilmington, DE 19801
                    (Name and Address of Agent for Service)

                               -----------------

                                With Copies to:

   MARGERY K. NEALE, ESQ.        BENJAMIN J. HASKIN, ESQ.            ADAM MIZOCK, ESQ.
WILLKIE FARR & GALLAGHER LLP   WILLKIE FARR & GALLAGHER LLP   BARCLAYS GLOBAL INVESTORS, N.A.
     787 SEVENTH AVENUE              1875 K STREET, NW               45 FREMONT STREET
  NEW YORK, N.Y. 10019-6099     WASHINGTON, D.C. 20006-1238       SAN FRANCISCO, CA 94105

                               -----------------

It is proposed that this filing will become effective (check appropriate box):

    [ ]  Immediately upon filing pursuant to paragraph (b)

    [ ]  60 days after filing pursuant to paragraph (a)(1)

    [ ]  75 days after filing pursuant to paragraph (a)(2)

    [X]  On August 1, 2007 pursuant to paragraph (b)

    [ ]  On (date) pursuant to paragraph (a)(1)

    [ ]  On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

    [ ] The post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

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                                               iSHARES(Reg. TM) DOW JONES SERIES
                                                         iSHARES KLD INDEX FUNDS


                                 iSHARES COHEN & STEERS REALTY MAJORS INDEX FUND


                                                     Prospectus - August 1, 2007

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

iShares Dow Jones U.S. Aerospace & Defense Index Fund iShares Dow Jones U.S. Basic Materials Sector Index Fund iShares Dow Jones U.S. Broker-Dealers Index Fund iShares Dow Jones U.S. Consumer Goods Sector Index Fund iShares Dow Jones U.S. Consumer Services Sector Index Fund iShares Dow Jones U.S. Financial Sector Index Fund iShares Dow Jones U.S. Financial Services Index Fund iShares Dow Jones U.S. Healthcare Providers Index Fund iShares Dow Jones U.S. Home Construction Index Fund iShares Dow Jones U.S. Industrial Sector Index Fund iShares Dow Jones U.S. Insurance Index Fund iShares Dow Jones U.S. Medical Devices Index Fund iShares Dow Jones U.S. Oil Equipment & Services Index Fund iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund iShares Dow Jones U.S. Pharmaceuticals Index Fund iShares Dow Jones U.S. Real Estate Index Fund iShares Dow Jones U.S. Regional Banks Index Fund iShares KLD 400 Social Index Fund iShares KLD Select Social/SM/ Index Fund iShares Cohen & Steers Realty Majors Index Fund


[GRAPHIC APPEARS HERE]
iShares(Reg. TM)
iShares Trust


ISHARES TRUST (the "Trust") is a registered investment company that consists of over 100 separate investment portfolios called "Funds." This Prospectus relates to the following Funds:


     iShares Dow Jones U.S. Aerospace & Defense Index Fund iShares Dow Jones U.S. Basic Materials Sector Index Fund iShares Dow Jones U.S. Broker-Dealers Index Fund iShares Dow Jones U.S. Consumer Goods Sector Index Fund iShares Dow Jones U.S. Consumer Services Sector Index Fund iShares Dow Jones U.S. Financial Sector Index Fund iShares Dow Jones U.S. Financial Services Index Fund iShares Dow Jones U.S. Healthcare Providers Index Fund iShares Dow Jones U.S. Home Construction Index Fund iShares Dow Jones U.S. Industrial Sector Index Fund iShares Dow Jones U.S. Insurance Index Fund iShares Dow Jones U.S. Medical Devices Index Fund iShares Dow Jones U.S. Oil Equipment & Services Index Fund iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund iShares Dow Jones U.S. Pharmaceuticals Index Fund

     iShares Dow Jones U.S. Real Estate Index Fund iShares Dow Jones U.S. Regional Banks Index Fund

     iShares KLD 400 Social Index Fund
     iShares KLD Select Social/SM/ Index Fund iShares Cohen & Steers Realty Majors Index Fund

Each Fund issues and redeems shares at their net asset value ("NAV") only in blocks of 50,000 shares or multiples thereof ("Creation Units"). Only certain large institutional investors known as Authorized Participants may purchase or redeem Creation Units directly with a Fund at NAV. These transactions are usually in exchange for a basket of securities similar to a Fund's portfolio and an amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES. SHAREHOLDERS WHO ARE NOT AUTHORIZED PARTICIPANTS MAY NOT REDEEM SHARES DIRECTLY FROM A FUND AT NAV.

iShares(Reg. TM) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

                        PROSPECTUS DATED AUGUST 1, 2007

Table of Contents

  Introduction ..................   1
  Investment Objectives of the      1
  Funds
  Principal Investment              2
  Strategies of the Funds
  Principal Risks of the Funds ..   4
  Portfolio Holdings Information    8
  Descriptions of the Funds .....   9
  iShares Dow Jones U.S.            9
  Aerospace & Defense Index Fund
  iShares Dow Jones U.S. Basic     10
  Materials Sector Index Fund
  iShares Dow Jones U.S.           11
  Broker-Dealers Index Fund
  iShares Dow Jones U.S.           12
Consumer Goods Sector Index Fund

  iShares Dow Jones U.S.           13
Consumer Services Sector Index
  Fund
  iShares Dow Jones U.S.           14
  Financial Sector Index Fund
  iShares Dow Jones U.S.           15
  Financial Services Index Fund
  iShares Dow Jones U.S.           16
Healthcare Providers Index Fund

  iShares Dow Jones U.S. Home      17
  Construction Index Fund
  iShares Dow Jones U.S.           18
  Industrial Sector Index Fund
  iShares Dow Jones U.S.           19
  Insurance Index Fund
  iShares Dow Jones U.S. Medical   20
  Devices Index Fund
  iShares Dow Jones U.S. Oil       21
Equipment & Services Index Fund

  iShares Dow Jones U.S. Oil &     22
Gas Exploration & Production
  Index Fund
  iShares Dow Jones U.S.           23
  Pharmaceuticals Index Fund
  iShares Dow Jones U.S. Real      24
  Estate Index Fund
  iShares Dow Jones U.S.           26
  Regional Banks Index Fund
  iShares KLD 400 Social Index     27
  Fund
  iShares KLD Select Social/SM/    28
  Index Fund
  iShares Cohen & Steers Realty    29
  Majors Index Fund
  Performance Information .......  31
  Fees and Expenses .............  36
  Management ....................  38
  Shareholder Information .......  40
  Distribution ..................  47
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Table of Contents

  Financial Highlights ..........  48
  Index Providers ...............  59
  Supplemental Information ......  63



"Dow Jones", "Dow Jones U.S. Select Aerospace & Defense Index", "Dow Jones U.S. Basic Materials Index", "Dow Jones U.S. Consumer Goods Index", "Dow Jones U.S. Consumer Services Index", "Dow Jones U.S. Select Insurance Index", "Dow Jones U.S. Financials Index", "Dow Jones U.S. Financial Services Index", "Dow Jones U.S. Select Healthcare Providers Index", "Dow Jones U.S. Industrials Index", "Dow Jones U.S. Select Home Construction Index", "Dow Jones U.S. Select Oil Exploration & Production Index", "Dow Jones U.S. Select Oil Equipment & Services Index", "Dow Jones U.S. Real Estate Index", "Dow Jones U.S. Select Regional Banks Index", "Dow Jones U.S. Select Investment Services Index", "Dow Jones U.S. Select Medical Equipment Index" and "Dow Jones U.S. Select Pharmaceuticals Index" are servicemarks of Dow Jones & Company, Inc. ("Dow Jones") and are marks that have been licensed for use for certain purposes by BGI.

"Standard & Poor's(Reg. TM)," "S&P(Reg. TM)," "S&P 500(Reg. TM)," "Standard & Poor's 500," and "S&P 500 Index," are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use for certain purposes by BGI.

The "Domini 400 Social/SM/ Index" and the "KLD Select Social/SM/ Index" are service marks of KLD Research & Analytics, Inc. ("KLD") and are marks that have been licensed for use for certain purposes by BGI.

The Domini 400 Social/SM/ Index is derived from the constituents of the S&P 500 Index and the Russell 3000(Reg. TM) Index. The Russell 3000 Index is a trademark of the Russell Investment Group ("Russell"). The use of the S&P 500 Index and the Russell 3000 Index as part of the universe for the Domini 400 Social/SM/ Index in no way suggests or implies an opinion by Russell or S&P as to the attractiveness of the Domini 400 Social/SM/ Index or of the investment in any or all of the securities upon which the Russell 3000 Index, the S&P 500 Index or the Domini 400 Social/SM/ Index are based or in the Fund.

The KLD Select Social/SM/ Index is derived from the constituents of the S&P 500 Index and the Russell 1000(Reg. TM) Index. The Russell 1000 Index is a trademark of Russell. The use of the the S&P 500 Index and the Russell 1000 Index as the universe for the KLD Select Social/SM/ Index in no way suggests or implies an opinion by Russell or The McGraw-Hill Companies, Inc. as to the attractiveness of the KLD Select Social/SM/ Index or of the investment in any or all of the securities upon which the S&P 500 Index and the Russell 1000 Index or the KLD Select Social/SM/ Index are based or in the Fund.

"Cohen & Steers" is a trademark and "Cohen & Steers Realty Majors Index(Reg.
TM)" is a registered trademark of Cohen & Steers Capital Management, Inc. ("Cohen & Steers") and are marks that have been licensed for use for certain purposes by BGI.


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     ii
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Introduction
This Prospectus contains important information about investing in the Funds. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds is available at www.iShares.com.

Barclays Global Fund Advisors ("BGFA") is the investment adviser to the Funds. BGFA is a subsidiary of BGI. The shares of each Fund are listed and trade at market prices on a national securities exchange such as the American Stock Exchange ("AMEX"), the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE") or the NYSE Arca, Inc ("NYSE Arca"). The market price for a share of a Fund may be different from the Fund's most recent NAV per share. Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund is an exchange traded fund (commonly referred to as an "ETF"). ETFs are funds that trade like other publicly-traded securities and are designed to track an index. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, only Authorized Participants may purchase or redeem shares directly from the Funds at NAV. Also, unlike shares of a mutual fund, the shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Each Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Funds are designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BGFA or any of its affiliates.

Investment Objectives of the Funds
Each Fund is an "index fund" that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index"). Each Fund's investment objective and its Underlying Index may be changed without shareholder approval.

Each of the Underlying Indexes is sponsored by an organization (an "Index Provider") that is independent of the Funds and BGFA. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Each Fund's Index Provider is set forth below:



FUND                                INDEX PROVIDER
---------------------------------  ---------------
iShares Dow Jones U.S. Aerospace      Dow Jones
  & Defense Index
 Fund
iShares Dow Jones U.S. Basic          Dow Jones
  Materials Sector Index
 Fund
iShares Dow Jones U.S.                Dow Jones
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer       Dow Jones
  Goods Sector Index
 Fund
iShares Dow Jones U.S. Consumer       Dow Jones
  Services Sector
 Index Fund
iShares Dow Jones U.S. Financial      Dow Jones
  Sector Index Fund
iShares Dow Jones U.S. Financial      Dow Jones
  Services Index Fund


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                                                                             1

FUND                                INDEX PROVIDER
---------------------------------  ---------------
iShares Dow Jones U.S.                Dow Jones
  Healthcare Providers Index
 Fund
iShares Dow Jones U.S. Home           Dow Jones
  Construction Index Fund
iShares Dow Jones U.S.                Dow Jones
  Industrial Sector Index Fund
iShares Dow Jones U.S. Insurance      Dow Jones
  Index Fund
iShares Dow Jones U.S. Medical        Dow Jones
  Devices Index Fund
iShares Dow Jones U.S. Oil            Dow Jones
  Equipment & Services Index
 Fund
iShares Dow Jones U.S. Oil & Gas      Dow Jones
  Exploration &
 Production Index Fund
iShares Dow Jones U.S.                Dow Jones
  Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real           Dow Jones
  Estate Index Fund
iShares Dow Jones U.S. Regional       Dow Jones
  Banks Index Fund
iShares KLD 400 Social Index Fund        KLD
iShares KLD Select Social/SM/            KLD
  Index Fund
iShares Cohen & Steers Realty      Cohen & Steers
  Majors Index Fund



Additional information regarding the Index Providers is provided in the INDEX PROVIDERS section of this Prospectus.

Principal Investment Strategies of the Funds
The principal investment strategies common to each of the Funds are described below. Additional information regarding each Fund's principal investment strategies is provided in the DESCRIPTIONS OF THE FUNDS section of this Prospectus.


BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the indexes they track and do not seek temporary defensive positions when markets decline or appear overvalued.


Indexing eliminates the chance that a Fund may substantially outperform its Underlying Index, but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund generally will invest at least 90% of its assets in the securities of its Underlying Index or in American Depositary Receipts ("ADRs"), or other depositary receipts representing securities in the Underlying Index. A Fund may invest the remainder of its assets in securities not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index, except that the iShares KLD Select Social/SM/ Index Fund will not invest in any securities in the tobacco industry (as such term is defined by KLD). For example, a Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). A Fund also may invest its other assets in futures contracts, options on futures contracts, options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

BGFA uses a representative sampling indexing strategy to manage the Funds as described below.

Representative Sampling
"Representative sampling" is an indexing strategy that involves investing in a representative sample of the securities included in the relevant Underlying Index that collectively has an investment profile similar to the


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Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the relevant Underlying Index. A Fund may or may not hold all of the securities that are included in the relevant Underlying Index.


Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between a Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Funds but not to the Underlying Indexes) or representative sampling.

BGFA expects that, over time, the correlation between a Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A correlation percentage of 100% would indicate perfect correlation. The difference between 100% correlation and a Fund's actual correlation with its Underlying Index is called "tracking error." The Funds' use of a representative sampling indexing strategy can be expected to result in greater tracking error than if the Funds used a replication indexing strategy. "Replication" is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy
A Fund will concentrate its investments (I.E., hold 25% or more of its total assets) in a particular industry or group of industries only to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.


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                                                                             3

Principal Risks of the Funds
Each Fund may be subject to the principal risks noted below, as well as those specifically identified in the DESCRIPTIONS OF THE FUNDS section of this Prospectus. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and its ability to meet its investment objective. Below is a table that identifies the risks described in this section that are applicable to a particular Fund:



                                    ASSET
                                    CLASS    CONCENTRATION    MANAGEMENT    MARKET
FUND                                 RISK         RISK           RISK        RISK
iShares Dow Jones U.S. Aerospace
& Defense
  Index Fund                          o            o               o          o
iShares Dow Jones U.S. Basic
Materials Sector
  Index Fund                          o            o               o          o
iShares Dow Jones U.S.                o            o               o          o
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer
Goods Sector
  Index Fund                          o            o               o          o
iShares Dow Jones U.S. Consumer
Services Sector
  Index Fund                          o            o               o          o
iShares Dow Jones U.S. Financial
Sector Index
  Fund                                o            o               o          o
iShares Dow Jones U.S. Financial
Services Index
  Fund                                o            o               o          o
iShares Dow Jones U.S.
Healthcare Providers Index
  Fund                                o            o               o          o
iShares Dow Jones U.S. Home
Construction Index
  Fund                                o            o               o          o
iShares Dow Jones U.S.
Industrial Sector Index
  Fund                                o            o               o          o
iShares Dow Jones U.S. Insurance      o            o               o          o
  Index Fund
iShares Dow Jones U.S. Medical
Devices Index
  Fund                                o            o               o          o
iShares Dow Jones U.S. Oil
Equipment & Services
  Index Fund                          o            o               o          o
iShares Dow Jones U.S. Oil & Gas
Exploration &
  Production Index Fund               o            o               o          o
iShares Dow Jones U.S.
Pharmaceuticals Index
  Fund                                o            o               o          o
iShares Dow Jones U.S. Real           o            o               o          o
  Estate Index Fund
iShares Dow Jones U.S. Regional       o            o               o          o
  Banks Index Fund
iShares KLD 400 Social Index Fund     o            o               o          o
iShares KLD Select Social/SM/         o            o               o          o
  Index Fund
iShares Cohen & Steers Realty         o            o               o          o
  Majors Index Fund


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                                                  SECONDARY         SMALL
  MARKET                             PASSIVE        MARKET     CAPITALIZATION    TRACKING    ADDITIONAL
 TRADING    NON-DIVERSIFICATION    INVESTMENTS     TRADING        COMPANIES        ERROR     PRINCIPAL
  RISKS             RISK               RISK          RISK           RISK           RISK        RISKS*

    o                o                  o             o               o              o           o

    o                o                  o             o               o              o           o
    o                o                  o             o               o              o           o

    o                o                  o             o               o              o           o

    o                o                  o             o               o              o           o

    o                o                  o             o               o              o           o

    o                o                  o             o               o              o           o

    o                o                  o             o               o              o           o

    o                o                  o             o               o              o           o

    o                o                  o             o               o              o           o
    o                o                  o             o               o              o           o

    o                o                  o             o               o              o           o

    o                o                  o             o               o              o           o

    o                o                  o             o               o              o           o

    o                o                  o             o               o              o           o
    o                o                  o             o               o              o           o
    o                o                  o             o               o              o           o
    o                                   o             o                              o           o
    o                                   o             o                              o           o
    o                o                  o             o                              o           o



* The Funds are subject to the additional principal risks that are described in the DESCRIPTION OF THE FUNDS section applicable to that Fund.

Asset Class Risk
The securities in an Underlying Index or a Fund's portfolio may underperform the returns of other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors. Different types of securities or indexes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Concentration Risk
If an Underlying Index or a Fund's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities and may be subject to increased price volatility and may be more


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                                                                             5
susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class. An investment in a Fund should not constitute a complete investment program.

Management Risk
Each Fund may be subject to management risk because each Fund does not fully replicate its Underlying Index and may hold securities that are not included in its Underlying Index. Management risk is the risk that BGFA's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Each Fund is managed in a manner that seeks to track the Fund's Underlying Index, and is therefore subject to passive investments risk, which is described below.


Market Risk

Each Fund's NAV will react to securities market movements. You could lose money over short periods due to fluctuation in the Fund's NAV in response to market movements, and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions or economic trends or events which are not specifically related to a company or to factors which affect a particular industry or industries. During a general economic downturn in the securities markets, multiple assets classes may be negatively affected.

Market Trading Risks
ABSENCE OF ACTIVE MARKET

      Although shares of each of the Funds are listed for trading on a national securities exchange, there can be no assurance that an active trading market for such shares will develop or be maintained.


LACK OF MARKET LIQUIDITY

      Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.


SHARES OF EACH FUND WILL TRADE AT PRICES OTHER THAN NAV

      Shares of each Fund trade on exchanges at prices at, above or below their most recent prior NAV. The per share NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Fund's holdings since the most recent prior calculation. The trading prices of a Fund's shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of a Fund's shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS MAY LEAD TO A FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, given that shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that a Fund's shares normally will trade on exchanges at prices close to the Fund's next calculated NAV, exchange prices are not expected to correlate exactly with a Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, then the shareholder may sustain losses.


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     6
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COSTS OF BUYING OR SELLING FUND SHARES

      Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you will also incur the cost of the "spread" - that is, the difference between what professional investors are willing to pay for Fund shares (the "bid" price) and the price at which they are willing to sell Fund shares (the "ask" price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Non-Diversification Risk

Certain of the Funds are classified as "non-diversified." A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Passive Investments Risk
The Funds are not actively managed. Each Fund may be affected by a general decline in the stock market segments relating to its Underlying Index. Each Fund invests in the securities included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Secondary Market Trading Risk
Shares of a Fund may trade in the secondary market on days when the Funds do not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Funds accept purchase and redemption orders.

Small Capitalization Companies Risk
Funds that invest in the stocks of small capitalization companies are subject to the following additional risks:

     [ ] The stock prices of small capitalization companies may be more volatile than those of larger companies and thus a Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.

     [ ] Small capitalization companies may be less financially secure than larger, more established companies.

     [ ] Small capitalization companies may depend on a small number of key personnel and thus are more vulnerable to loss of personnel.

     [ ] Small capitalization companies generally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

     [ ] The stocks of small capitalization companies may be thinly traded and thus may be difficult for a Fund to buy and sell.


Tracking Error Risk

Imperfect correlation between a Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause a Fund's performance to diverge


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                                                                             7
from the performance of its Underlying Index. This is called "tracking error." Tracking error also may result because a Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' combined Statement of Additional Information ("SAI"). The top holdings of each Fund can be found at www.iShares.com. Fund fact sheets provide information regarding each Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).


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     8
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Descriptions of the Funds


iShares Dow Jones U.S. Aerospace & Defense Index Fund

CUSIP: 464288760

TRADING SYMBOL: ITA
UNDERLYING INDEX: Dow Jones U.S. Select Aerospace & Defense Index
-----------------------------------------------------------------

Investment Objective

The iShares Dow Jones U.S. Aerospace & Defense Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Aerospace & Defense Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the aerospace and defense sector of the U.S. equity market. Aerospace companies include manufacturers, assemblers and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment and weapons.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. Because all of the securities included in the Underlying Index are issued by companies in the aerospace and defense sector, the Fund will be concentrated in the aerospace and defense industry.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risk listed below:

[] The aerospace and defense industry can be significantly affected by government defense and aerospace regulation and spending policies.


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iShares Dow Jones U.S. Basic Materials Sector Index Fund

CUSIP: 464287838

TRADING SYMBOL: IYM
UNDERLYING INDEX: Dow Jones U.S. Basic Materials Index
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Investment Objective

The iShares Dow Jones U.S. Basic Materials Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the basic materials sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: chemicals, forestry and paper, industrial metals and mining.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. As of the close of business on May 31, 2007, the Underlying Index was concentrated in the chemicals industry group, which comprised 52% of the market capitalization of the Underlying Index.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] Companies in the basic materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

[ ] Production of industrial materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns.

[ ] Companies in the basic materials sector are at risk for environmental damage and product liability claims.

[ ] Companies in the basic materials sector may be adversely affected by depletion of resources, technical progress, labor relations and government regulations.


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iShares Dow Jones U.S. Broker-Dealers Index Fund

CUSIP: 464288794

TRADING SYMBOL: IAI
UNDERLYING INDEX: Dow Jones U.S. Select Investment Services Index
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Investment Objective

The iShares Dow Jones U.S. Broker-Dealers Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Investment Services Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the investment services sector of the U.S. equity market. The Underlying Index includes companies providing a range of specialized financial services, including securities brokers and dealers, online brokers and securities or commodities exchanges.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. Because all of the securities included in the Underlying Index are issued by companies in the investment services sector, the Fund will be concentrated in the investment services industry.


Principal Risks

The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] Companies in the investment services sector are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

[ ] The investment services sector can be significantly affected by stock and bond market activity, brokerage commission structures, and a competitive environment combined with the high operating leverage inherent in companies in this sector.

[ ] The profitability of companies in the investment services sector may be adversely affected by increases in interest rates.


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                                                                           11
iShares Dow Jones U.S. Consumer Goods Sector Index Fund

CUSIP: 464287812

TRADING SYMBOL: IYK
UNDERLYING INDEX: Dow Jones U.S. Consumer Goods Index
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Investment Objective

The iShares Dow Jones U.S. Consumer Goods Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Goods Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the consumer goods sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: automobiles and parts, beverages, food producers, household goods, leisure goods, personal goods and tobacco.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. Because all of the securities included in the Underlying Index are issued by companies in the consumer goods sector, the Fund will be concentrated in the consumer goods industry.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] Governmental regulation affecting the permissibility of using various food additives and production methods may affect the profitability of companies in the consumer goods sector.

[ ] Tobacco companies may be adversely affected by new laws, regulations and litigation.

[ ] The sales of consumer goods may be strongly affected by fads, marketing campaigns and other factors affecting consumer demand.


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iShares Dow Jones U.S. Consumer Services Sector Index Fund

CUSIP: 464287580

TRADING SYMBOL: IYC
UNDERLYING INDEX: Dow Jones U.S. Consumer Services Index
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Investment Objective

The iShares Dow Jones U.S. Consumer Services Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Services Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the consumer services sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: food and drug retailers, general retailers, media and travel and leisure.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. As of the close of business on May 31, 2007, the Underlying Index was concentrated in the general retailers and media industry groups, which comprised 40% and 30%, respectively, of the market capitalization of the Underlying Index.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The success of consumer product manufacturers and retailers is tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition and consumer confidence.

[ ] The success of companies in the consumer services sector depends heavily on disposable household income and consumer spending.

[ ] Companies in the consumer services sector may be subject to severe competition, which may have an adverse impact on their profitability.

[ ] Changes in demographics and consumer preferences may affect the success of consumer products.


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iShares Dow Jones U.S. Financial Sector Index Fund

CUSIP: 464287788

TRADING SYMBOL: IYF
UNDERLYING INDEX: Dow Jones U.S. Financials Index
-------------------------------------------------

Investment Objective

The iShares Dow Jones U.S. Financial Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financials Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the financial sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: banks, non-life insurance, life insurance, real estate and general finance.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. As of the close of business on May 31, 2007, the Underlying Index was concentrated in the banks and general financial industry groups, which comprised 41% and 26%, respectively, of the market capitalization of the Underlying Index.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] Companies in the financial sector are subject to extensive governmental regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

[ ] The profitability of companies in the financial sector may be adversely affected by increases in interest rates.

[ ] The profitability of companies in the financial sector is adversely affected by loan losses, which usually increase in economic downturns.

[ ] Insurance companies may be subject to severe price competition which may have an adverse impact on profitability.


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iShares Dow Jones U.S. Financial Services Index Fund

CUSIP: 464287770

TRADING SYMBOL: IYG
UNDERLYING INDEX: Dow Jones U.S. Financial Services Index
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Investment Objective

The iShares Dow Jones U.S. Financial Services Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the financial services sector of the U.S. equity market. It is a subset of the Dow Jones U.S. Financials Index. The Underlying Index includes companies in the following industry groups: banks and investment management/brokers.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. As of the close of business on May 31, 2007, the Underlying Index was concentrated in the banks and general financial industry groups which comprised approximately 62% and 38%, respectively, of the market capitalization of the Underlying Index.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] Companies in the financial services sector are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

[ ] The profitability of companies in the financial services sector may be adversely affected by increases in interest rates.

[ ] The profitability of companies in the financial services sector is adversely affected by loan losses, which usually increase in economic downturns.


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iShares Dow Jones U.S. Healthcare Providers Index Fund

CUSIP: 464288828

TRADING SYMBOL: IHF
UNDERLYING INDEX: Dow Jones U.S. Select Health Care Providers Index
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Investment Objective

The iShares Dow Jones U.S. Healthcare Providers Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Health Care Providers Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the health care providers sector of the U.S. equity market. The Underlying Index includes companies that are health care providers such as owners and operators of health maintenance organizations, hospitals, clinics, dentists, opticians, nursing homes, rehabilitation and retirement centers.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. Because all of the securities included in the Underlying Index are issued by companies in the health care providers sector, the Fund will be concentrated in the health care providers industry.


Principal Risks

The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] Companies in the healthcare providers sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, and an increased emphasis on outpatient services.

[ ] Many healthcare companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies.

[ ] Many healthcare companies are subject to extensive litigation based on product liability and similar claims.

[ ] Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.


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iShares Dow Jones U.S. Home Construction Index Fund

CUSIP: 464288752

TRADING SYMBOL: ITB
UNDERLYING INDEX: Dow Jones U.S. Select Home Construction Index
---------------------------------------------------------------

Investment Objective

The iShares Dow Jones U.S. Home Construction Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Home Construction Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the home construction sector of the U.S. equity market. The Underlying Index includes companies that are constructors of residential homes, including manufacturers of mobile and prefabricated homes. The companies selected for inclusion in the Underlying Index must meet minimum market capitalization and liquidity requirements.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. Because all of the securities included in the Underlying Index are issued by companies in the home construction sector, the Fund will be concentrated in the home construction industry.


Principal Risks

The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The home construction industry may be significantly affected by changes in government spending, zoning laws, economic conditions, interest rates, consumer confidence and spending, taxation, demographic patterns, real estate values, overbuilding, housing starts, and new and existing home sales.

[ ] Rising interest rates, reductions in mortgage availability to consumers or increases in the costs of owning a home could reduce the market for new homes and adversely affect the profitability of home construction companies.

[ ] Different segments of the home construction industry can be significantly affected by environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.

[ ] Home construction companies may lack diversification, due to ownership of a limited number of properties and concentration in a particular geographic region or property type.


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iShares Dow Jones U.S. Industrial Sector Index Fund

CUSIP: 464287754

TRADING SYMBOL: IYJ
UNDERLYING INDEX: Dow Jones U.S. Industrials Index
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Investment Objective

The iShares Dow Jones U.S. Industrial Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrials Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the industrials sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: construction and materials, aerospace and defense, general industrials, electronic and electrical equipment, industrial engineering, industrial transportation and support services.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. As of the close of business on May 31, 2007, the Underlying Index was concentrated in the general industrials industry group, which comprised 32% of the market capitalization of the Underlying Index.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The stock prices of companies in the industrial sector are affected by supply and demand both for their specific product or service and for industrial sector products in general.

[ ] The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

[ ] Government regulation, world events and economic conditions may affect the performance of companies in the industrial sector.

[ ] Companies in the industrial sector may be at risk for environmental damage and product liability claims.


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iShares Dow Jones U.S. Insurance Index Fund

CUSIP: 464288786

TRADING SYMBOL: IAK
UNDERLYING INDEX: Dow Jones U.S. Select Insurance Index
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Investment Objective

The iShares Dow Jones U.S. Insurance Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Insurance Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the insurance sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: full line insurance, insurance brokers, property and casualty insurance, reinsurance and life insurance.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. Because all of the securities included in the Underlying Index are issued by companies in the insurance sector, the Fund will be concentrated in the insurance industry.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The insurance industry is subject to extensive government regulation and can be significantly affected by changes in interest rates, general economic conditions, price and marketing competition, the imposition of premium rate caps or other changes in government regulation or tax law.

[ ] Different segments of the insurance industry can be significantly affected by mortality and morbidity rates, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.


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iShares Dow Jones U.S. Medical Devices Index Fund

CUSIP: 464288810

TRADING SYMBOL: IHI
UNDERLYING INDEX: Dow Jones U.S. Select Medical Equipment Index
---------------------------------------------------------------

Investment Objective

The iShares Dow Jones U.S. Medical Devices Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Medical Equipment Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the medical equipment sector of the U.S. equity market. The Underlying Index includes medical equipment companies such as manufacturers and distributors of medical devices such as magnetic resonance imaging (MRI) scanners, prosthetics, pacemakers, X-ray machines, and other nondisposable medical devices.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. Because all of the securities included in the Underlying Index are issued by companies in the medical equipment sector, the Fund will be concentrated in the medical equipment industry.


Principal Risks

The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] Many companies in the medical equipment industry are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies.

[ ] Companies in the medical equipment industry may be subject to extensive litigation based on product liability and similar claims.

[ ] Companies in the medical equipment industry are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

[ ] The profitability of some medical equipment companies may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments.

[ ] Many new products in the medical equipment industry are subject to regulatory approvals. The process of obtaining such approvals is long and costly.


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iShares Dow Jones U.S. Oil Equipment & Services Index Fund

CUSIP: 464288844

TRADING SYMBOL: IEZ
UNDERLYING INDEX: Dow Jones U.S. Select Oil Equipment & Services Index
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Investment Objective

The iShares Dow Jones U.S. Oil Equipment & Services Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Equipment & Services Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the oil equipment and services sector of the U.S. equity market. The Underlying Index includes companies that are suppliers of equipment or services to oil fields and offshore platforms, such as drilling, exploration, engineering, logistics, seismic information services and platform construction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. Because all of the securities included in the Underlying Index are issued by companies in the oil equipment and services sector, the Fund will be concentrated in the oil equipment and services industry.


Principal Risks

The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The profitability of companies in the oil equipment and services sector is related to worldwide energy prices, fluctuations in supply and demand, spending on exploration and production, and the return on such expenditures.

[ ] Companies in the oil equipment and services sector may be adversely affected by natural disasters or other catastrophes.

[ ] Companies in the oil equipment and services sector may be at risk for environmental damage claims.

[ ] Companies in the oil equipment and services sector may be adversely affected by commodity price volatility, changes in exchange rates, interest rates and economic conditions, imposition of import controls and increased competition.

[ ] Companies in the oil equipment and services sector may be adversely affected by depletion of oil deposits, technological developments, and labor relations.

[ ] Companies in the oil equipment and services sector may be adversely affected by government regulation or world events in the regions that the companies operate (E.G., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence and/or labor unrest). Companies in the oil and gas sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.


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iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund

CUSIP: 464288851

TRADING SYMBOL: IEO
UNDERLYING INDEX: Dow Jones U.S. Select Oil Exploration & Production Index
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Investment Objective

The iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Oil Exploration & Production Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the oil exploration and production sub-sector of the U.S. equity market. The Underlying Index includes companies that are engaged in the exploration for and extraction, production, refining, and supply of oil and gas products.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. Because all of the securities included in the Underlying Index are issued by companies in the oil exploration and production sub-sector, the Fund will be concentrated in the oil exploration and production industry.


Principal Risks

The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The profitability of companies in the oil and gas exploration and production sector is related to worldwide energy prices, fluctuations in supply and demand, spending on exploration and production, and the return on such expenditures.

[ ] Companies in the oil and gas exploration and production sector may be adversely affected by natural disasters or other catastrophes.

[ ] Companies in the oil and gas exploration and production sector may be at risk for environmental damage claims.

[ ] Companies in the oil and gas exploration and production sector may be adversely affected by commodity price volatility, changes in exchange rates, interest rates and economic conditions, imposition of import controls and increased competition.

[ ] Companies in the oil and gas exploration sector may be adversely affected by depletion of resources, technological developments, and labor relations.

[ ] Companies in the oil and gas exploration and production sector may be adversely affected by government regulation or world events in the regions that the companies operate (E.G., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence and/or labor unrest).

[ ] Companies in the oil and gas sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.


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iShares Dow Jones U.S. Pharmaceuticals Index Fund

CUSIP: 464288836

TRADING SYMBOL: IHE
UNDERLYING INDEX: Dow Jones U.S. Select Pharmaceuticals Index
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Investment Objective

The iShares Dow Jones U.S. Pharmaceuticals Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Pharmaceuticals Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the pharmaceuticals sector of the U.S. equity market. The Underlying Index includes pharmaceutical companies such as manufacturers of prescription or over-the-counter drugs or vaccines, but excludes producers of vitamins.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. Because all of the securities included in the Underlying Index are issued by companies in the pharmaceuticals sector, the Fund will be concentrated in the pharmaceuticals industry.


Principal Risks

The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] Many companies in the pharmaceuticals industry are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies.

[ ] Companies in the pharmaceuticals industry may be subject to extensive litigation based on product liability and similar claims.

[ ] Companies in the pharmaceuticals industry are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

[ ] The profitability of some companies in the pharmaceuticals industry may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments.

[ ] Many new products in the pharmaceuticals industry are subject to government approvals, regulation and reimbursement rates. The process of obtaining government approvals may be long and costly.


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iShares Dow Jones U.S. Real Estate Index Fund

CUSIP: 464287739

TRADING SYMBOL: IYR
UNDERLYING INDEX: Dow Jones U.S. Real Estate Index
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Investment Objective

The iShares Dow Jones U.S. Real Estate Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the real estate sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: real estate holding and development and real estate investment trusts ("REITs").

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. Because all of the securities included in the Underlying Index are issued by companies in the real estate sector, the Fund will be concentrated in the real estate industry.


Principal Risks

The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

The Fund invests in companies that invest in real estate, such as real estate investment trusts or real estate holding companies ("Real Estate Companies"), which exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding.

[ ] INTEREST RATE RISK. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company's ability to meet its payment obligations.

[ ] LEVERAGE RISK. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company's operations and market value in periods of rising interest rates as well as risks normally associated with debt financing. Financial covenants related to a Real Estate Company's leveraging may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.

[ ] PROPERTY RISK. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.

[ ] MANAGEMENT RISK. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy


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     cash flow dependency, default by borrowers and self-liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company's shareholders. A real estate company may also have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

[ ] LIQUIDITY RISK. Investing in Real Estate Companies may involve risks similar to those associated with investing in small capitalization companies. Real Estate Company securities, like the securities of other smaller companies, may be more volatile than, and perform differently from, shares of large capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.

[ ] CONCENTRATION RISK. Real Estate Companies may lack diversification, due to ownership of a limited number of properties and concentration in a particular geographic region or property type.

[ ] U.S. TAX RISK. Certain U.S. Real Estate Companies called REITs are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT's distributions. The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures.

[ ] REGULATORY RISK. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate.


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iShares Dow Jones U.S. Regional Banks Index Fund

CUSIP: 464288778

TRADING SYMBOL: IAT
UNDERLYING INDEX: Dow Jones U.S. Select Regional Banks Index
------------------------------------------------------------

Investment Objective

The iShares Dow Jones U.S. Regional Banks Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Regional Banks Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the regional bank sector of the U.S. equity market. The Underlying Index is a subset of the Dow Jones U.S. Bank Index. Small and mid-size banks are selected for inclusion based on their relative three-year average total assets as a percentage of the three-year average total assets held by all banks in the Dow Jones U.S. Bank Index, as determined by Dow Jones. As of May 31, 2007, each bank in the Underlying Index had three-year average total assets that represented less than 5% of the three-year average total assets held by all banks in the Dow Jones U.S. Bank Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. Because all of the securities included in the Underlying Index are issued by companies in the regional bank sector, the Fund will be concentrated in the banking industry.


Principal Risks

The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] Companies in the banking industry are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain.

[ ] The profitability of companies in the banking industry may be adversely affected by increases in interest rates.

[ ] The regional banking industry is competitive and a failure to maintain or increase market share through the development of new services may result in lost market share.

[ ] The profitability of companies in the banking industry may be adversely affected by loan losses, which usually increase in economic downturns.


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iShares KLD 400 Social Index Fund
CUSIP: 464288570
TRADING SYMBOL: DSI
UNDERLYING INDEX: Domini 400 Social/SM/ Index
---------------------------------------------

Investment Objective
The iShares KLD 400 Social Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Domini 400 Social/SM/ Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index is designed to provide exposure to the common stocks of companies that KLD determines have positive environmental, social and governance characteristics. The Underlying Index consists of 400 companies drawn primarily from the universe of companies included in the S&P 500(Reg. TM) Index and the Russell 3000(Reg. TM) Index. KLD evaluates each eligible company's environmental, social and governance performance using standardized criteria. KLD seeks to include in the Underlying Index companies with positive environmental, social and governance performance relative to their industry and sector peers, and in relation to the broader market. In determining whether a company has a positive environmental, social and governance record, KLD considers the company's record of community relations, diversity, employee relations, human rights, product quality and safety, environment and corporate governance. Companies that KLD determines are in the following businesses beyond specified revenue thresholds are not eligible for inclusion in the Underlying Index: alcohol, tobacco, firearms, nuclear power, military weapons and gambling. When selecting companies for the Underlying Index, KLD seeks to maintain the composition of Underlying Index components at approximately 250 companies from the S&P 500 Index, 100 additional large and mid-cap companies to enhance sector diversification and 50 smaller companies with exemplary environmental, social and governance records.

The S&P 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. As of the close of business on May 31, 2007, the S&P 500 Index included approximately 79% of the market capitalization of all publicly traded U.S. equity securities.

The Russell 3000 Index measures the performance of the broad U.S. equity market. As of the close of business on May 31, 2007, the Russell 3000 Index included approximately 98% of the market capitalization of all publicly traded U.S. equity securities.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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                                                                           27
iShares KLD Select Social/SM/ Index Fund
CUSIP: 464288802

TRADING SYMBOL: KLD
UNDERLYING INDEX: KLD Select Social/SM/ Index
---------------------------------------------

Investment Objective

The iShares KLD Select Social/SM/ Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the KLD Select Social/SM/ Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index is designed to maximize exposure to large capitalization companies that KLD determines have positive social and environmental characteristics, while at the same time maintaining risk and return characteristics similar to the Russell 1000(Reg. TM) Index. The Underlying Index consists of approximately 200 to 300 companies drawn from the universe of companies included in the Russell 1000 Index and the S&P 500 Index. KLD evaluates each eligible company's social and environmental performance using standardized criteria and assigns a "score" to each company. The selection process is designed so that companies with relatively higher scores are expected to have a higher representation in the Underlying Index than they do in the Russell 1000 Index. Companies with relatively lower scores are expected to have a lower representation in the Underlying Index than they do in the Russell 1000 Index. Exceptions may result from the constraint on tracking error. Companies that KLD determines are in the tobacco industry are excluded from the Underlying Index.

The Russell 1000 Index measures the performance of the large capitalization sector of the U.S. equity market. The Russell 1000 Index includes approximately 88.7% of the market capitalization of all publicly traded U.S. equity securities. The Russell 1000 Index is a capitalization-weighted index of the approximately 1,000 largest companies in the Russell 3000 Index. As of the close of business on May 31, 2007, the Russell 1000 Index represented approximately 92% of the total market capitalization of the Russell 3000 Index.

The S&P 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. As of the close of business on May 31, 2007, the Underlying Index included approximately 79% of the market capitalization of all publicly traded U.S. equity securities.


Principal Risks

The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risk listed below:

[ ] The performance of the Underlying Index, and therefore the performance of the Fund, may differ from the performance of the Russell 1000 Index and S&P 500 Index due to the different mix of securities in the Index and Fund as compared to the securities in the Russell 1000 Index and the S&P 500 Index.


--------------------------------------------------------------------------------
     28
[GRAPHIC APPEARS HERE]
iShares Cohen & Steers Realty Majors Index Fund
CUSIP: 464287564

TRADING SYMBOL: ICF
UNDERLYING INDEX: Cohen & Steers Realty Majors Index
----------------------------------------------------

Investment Objective

The iShares Cohen & Steers Realty Majors Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index consists of selected REITs. The objective of the Underlying Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Underlying Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Underlying Index must meet minimum market capitalization and liquidity requirements. The Underlying Index is weighted according to the total market value of each REIT's outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Underlying Index.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. Within the REIT market, the Underlying Index is diversified across property sectors that represent the current market. Because all of the securities included in the Underlying Index are issued by companies in the real estate sector, the Fund will be concentrated in the real estate industry.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

The Fund invests in companies that invest in real estate, such as real estate investment trusts or real estate holding companies ("Real Estate Companies"), which exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is a cyclical business, highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding.

[ ] INTEREST RATE RISK. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company's ability to meet its payment obligations.

[ ] LEVERAGE RISK. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company's operations and market value in periods of rising interest rates as well as risks normally associated with debt financing. Financial covenants related to a Real Estate Company's leveraging may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.

[ ] PROPERTY RISK. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant


--------------------------------------------------------------------------------
                                                                           29
     bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.

[ ] MANAGEMENT RISK. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and self-liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company's shareholders. A real estate company may also have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to such properties may be limited.

[ ] LIQUIDITY RISK. Investing in Real Estate Companies may involve risks similar to those associated with investing in small capitalization companies. Real Estate Company securities, like the securities of other smaller companies, may be more volatile than, and perform differently from, shares of large capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.

[ ] CONCENTRATION RISK. Real Estate Companies may lack diversification, due to ownership of a limited number of properties and concentration in a particular geographic region or property type.

[ ] U.S. TAX RISK. Certain U.S. Real Estate Companies called REITs are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT's distributions. The federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures.

[ ] REGULATORY RISK. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes or environmental regulations, also may have a major impact on real estate.


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     30
[GRAPHIC APPEARS HERE]

Performance Information
The bar charts and table that follow show how the Funds have performed in the past on a calendar year basis and provide an indication of the risks of investing in the Funds. Both assume that all dividends and distributions have been reinvested in the Funds. How the Funds have performed in the past (before and after taxes) does not necessarily indicate how they will perform in the future. Supplemental information about each Fund's performance is shown under the heading TOTAL RETURN INFORMATION in the SUPPLEMENTAL INFORMATION section at the end of this Prospectus. Performance information for the iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund, iShares Dow Jones U.S. Oil Equipment & Services Index Fund, iShares Dow Jones U.S. Pharmaceuticals Index Fund, iShares Dow Jones U.S. Healthcare Providers Index Fund, iShares Dow Jones U.S. Medical Devices Index Fund, iShares Dow Jones U.S. Broker-Dealers Index Fund, iShares Dow Jones U.S. Insurance Index Fund, iShares Dow Jones U.S. Regional Banks Index Fund, iShares Dow Jones U.S. Aerospace & Defense Index Fund, iShares Dow Jones U.S. Home Construction Index Fund and the iShares KLD 400 Social Index Fund is not presented because as of the date of this Prospectus, these Funds have been in operation for less than one full calendar year.

            ISHARES DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2001   1.06%
2002   -8.80%
2003   34.83%
2004   12.33%
2005   4.32%
2006   16.99%

--------
/1/  The Fund's total return for the six months ended June 30, 2007 was 19.71%.

The best calendar quarter return during the period shown above was 22.89% in the 4th quarter of 2003; the worst was -23.04% in the 3rd quarter of 2002.

            ISHARES DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2001   2.21%
2002   -4.95%
2003   20.83%
2004   11.39%
2005   1.44%
2006   14.32%

--------
/1/  The Fund's total return for the six months ended June 30, 2007 was 5.58%.

The best calendar quarter return during the period shown above was 14.30% in the 2nd quarter of 2003; the worst was -10.41% in the 3rd quarter of 2002.


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                                                                           31

          ISHARES DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2001   0.34%
2002   -24.54%
2003   33.06%
2004   10.39%
2005   -2.31%
2006   13.81%

--------
/1/  The Fund's total return for the six months ended June 30, 2007 was 4.26%.

The best calendar quarter return during the period shown above was 18.57% in the 2nd quarter of 2003; the worst was -22.15% in the 3rd quarter of 2001.

               ISHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2001   -7.07%
2002   -12.81%
2003   31.37%
2004   12.73%
2005   5.81%
2006   18.80%

--------
/1/  The Fund's total return for the six months ended June 30, 2007 was -1.08%.

The best calendar quarter return during the period shown above was 17.93% in the 2nd quarter of 2003; the worst was -15.92% in the 3rd quarter of 2002.

              ISHARES DOW JONES U.S. FINANCIAL SERVICES INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2001   -6.39%
2002   -12.41%
2003   34.05%
2004   11.93%
2005   3.47%
2006   19.32%

--------
/1/  The Fund's total return for the six months ended June 30, 2007 was -1.89%.

The best calendar quarter return during the period shown above was 19.42% in the 2nd quarter of 2003; the worst was -15.85% in the 3rd quarter of 2002.


--------------------------------------------------------------------------------
     32
[GRAPHIC APPEARS HERE]

              ISHARES DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2001   -10.43%
2002   -24.97%
2003   32.40%
2004   16.41%
2005   4.19%
2006   13.22%

--------
/1/  The Fund's total return for the six months ended June 30, 2007 was 13.38%.

The best calendar quarter return during the period shown above was 18.43% in the 4th quarter of 2001; the worst was -18.73% in the 3rd quarter of 2001.

                 ISHARES DOW JONES U.S. REAL ESTATE INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2001   10.87%
2002   3.04%
2003   35.74%
2004   30.37%
2005   9.19%
2006   35.24%

--------
/1/  The Fund's total return for the six months ended June 30, 2007 was -6.19%.

The best calendar quarter return during the period shown above was 15.06% in the 4th quarter of 2004; the worst was -9.07% in the 3rd quarter of 2002.

                    ISHARES KLD SELECT SOCIAL/SM/ INDEX FUND
                YEAR BY YEAR RETURNS/1/ (YEAR ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2006   12.84%

--------
/1/
The Fund's total return for the six months ended June 30, 2007 was 6.21%.
The best calendar quarter return during the period shown above was 5.60% in the
                     4th quarter of 2006; the
worst was -1.85% in the 2nd quarter of 2006.


--------------------------------------------------------------------------------

                ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2002   2.98%
2003   36.79%
2004   35.22%
2005   14.13%
2006   39.03%

--------
/1/  The Fund's total return for the six months ended June 30, 2007 was -8.58%.

The best calendar quarter return during the period shown above was 16.52% in the 4th quarter of 2004; the worst was -8.82% in the 3rd quarter of 2002.


--------------------------------------------------------------------------------
     34
[GRAPHIC APPEARS HERE]

                         AVERAGE ANNUAL TOTAL RETURNS
                   (for the periods ended December 31, 2006)

                                                              SINCE FUND
                                    ONE YEAR    FIVE YEARS    INCEPTION
                                   ----------  ------------  -----------
ISHARES DOW JONES U.S. BASIC
  MATERIALS SECTOR INDEX FUND:
(INCEPTION DATE: 6/12/2000)
    Return Before Taxes               16.99%       11.01%        9.81%
    Return After Taxes on             16.61%       10.62%        9.32%
  Distributions(1)
    Return After Taxes on             11.48%        9.46%        8.35%
Distributions and Sale of Fund
  Shares(1)
DOW JONES U.S. BASIC MATERIALS
INDEX (Index returns do not
reflect deductions
for fees, expenses, or taxes)         17.63%       11.67%       10.43%

ISHARES DOW JONES U.S. CONSUMER
  GOODS SECTOR INDEX FUND:
(INCEPTION DATE: 6/12/2000)
    Return Before Taxes               14.32%        8.21%        7.55%
    Return After Taxes on             13.97%        7.88%        7.19%
  Distributions(1)
    Return After Taxes on              9.72%        7.01%        6.42%
Distributions and Sale of Fund
  Shares(1)
DOW JONES U.S. CONSUMER GOODS
INDEX (Index returns do not
reflect
deductions for fees, expenses,        14.91%        8.84%        8.25%
  or taxes)

ISHARES DOW JONES U.S. CONSUMER
  SERVICES SECTOR INDEX FUND:
(INCEPTION DATE: 6/12/2000)
    Return Before Taxes               13.81%        4.26%        2.21%
    Return After Taxes on             13.70%        4.21%        2.13%
  Distributions(1)
    Return After Taxes on              9.11%        3.65%        1.86%
Distributions and Sale of Fund
  Shares(1)
DOW JONES U.S. CONSUMER SERVICES
INDEX (Index returns do not
reflect
deductions for fees, expenses,        14.36%        4.81%        2.74%
  or taxes)

ISHARES DOW JONES U.S. FINANCIAL
  SECTOR INDEX FUND:
(INCEPTION DATE: 5/22/2000)
    Return Before Taxes               18.80%       10.17%        9.92%
    Return After Taxes on             18.42%        9.77%        9.39%
  Distributions(1)
    Return After Taxes on             12.62%        8.71%        8.43%
Distributions and Sale of Fund
  Shares(1)
DOW JONES U.S. FINANCIALS INDEX
(Index returns do not reflect
deductions for
fees, expenses, or taxes)             19.93%       10.80%        9.74%

ISHARES DOW JONES U.S. FINANCIAL
  SERVICES INDEX FUND:
(INCEPTION DATE: 6/12/2000)
    Return Before Taxes               19.32%       10.16%        9.08%
    Return After Taxes on             18.94%        9.73%        8.60%
  Distributions(1)
    Return After Taxes on             12.97%        8.68%        7.71%
Distributions and Sale of Fund
  Shares(1)
DOW JONES U.S. FINANCIAL
SERVICES INDEX (Index returns d  o
not reflect
deductions for fees, expenses,        19.42%       10.81%       10.58%
  or taxes)

ISHARES DOW JONES U.S.
  INDUSTRIAL SECTOR INDEX FUND:
(INCEPTION DATE: 6/12/2000)
    Return Before Taxes               13.22%        6.40%        2.73%
    Return After Taxes on             13.03%        6.20%        2.50%
  Distributions(1)
    Return After Taxes on              8.83%        5.46%        2.23%
Distributions and Sale of Fund
  Shares(1)
DOW JONES U.S. INDUSTRIALS INDEX
(Index returns do not reflect
deductions for
fees, expenses, or taxes)             13.87%        6.78%        2.72%


--------------------------------------------------------------------------------
                                                                           35

                         AVERAGE ANNUAL TOTAL RETURNS
                   (for the periods ended December 31, 2006)

                                                              SINCE FUND
                                    ONE YEAR    FIVE YEARS    INCEPTION
                                   ----------  ------------  -----------
ISHARES DOW JONES U.S. REAL
  ESTATE INDEX FUND:
(INCEPTION DATE: 6/12/2000)
    Return Before Taxes               35.24%       21.90%        20.51%
    Return After Taxes on             34.15%       20.13%        18.56%
  Distributions(1)
    Return After Taxes on             22.95%       18.17%        16.92%
Distributions and Sale of Fund
  Shares(1)
DOW JONES U.S. REAL ESTATE INDEX
(Index returns do not reflect
deductions for
fees, expenses, or taxes)             35.50%       22.56%        21.12%

ISHARES KLD SELECT SOCIAL/SM/
  INDEX FUND:
(INCEPTION DATE: 1/24/2005)
    Return Before Taxes               12.84%       N/A           10.86%
    Return After Taxes on             12.58%       N/A           10.63%
  Distributions(1)
    Return After Taxes on              8.67%       N/A            9.27%
Distributions and Sale of Fund
  Shares(1)
ISHARES KLD SELECT SOCIAL/SM/
INDEX FUND (Index returns do no  t
reflect
deductions for fees, expenses,        13.60%       N/A           11.51%
  or taxes)

ISHARES COHEN & STEERS REALTY
  MAJORS INDEX FUND:
(INCEPTION DATE: 1/29/2001)
    Return Before Taxes               39.03%       24.75%        22.74%
    Return After Taxes on             37.93%       22.98%        20.84%
  Distributions(1)
    Return After Taxes on             25.29%       20.76%        18.93%
Distributions and Sale of Fund
  Shares(1)
COHEN & STEERS REALTY MAJORS
INDEX (Index returns do not
reflect deductions
for fees, expenses, or taxes)         39.86%       25.45%        23.38%



(1) After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of a Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of a Fund:



                                                               ANNUAL FUND OPERATING EXPENSES/2/
                                                ----------------------------------------------------------------
                                                              DISTRIBUTION AND                 TOTAL ANNUAL FUND
                                   SHAREHOLDER   MANAGEMENT    SERVICE (12B-1)      OTHER          OPERATING
FUND                                 FEES/1/        FEES            FEES         EXPENSES/3/       EXPENSES
--------------------------------- ------------- ------------ ------------------ ------------- ------------------
iShares Dow Jones U.S. Aerospace      None         0.48%           None             None            0.48%
  &
 Defense Index Fund
iShares Dow Jones U.S. Basic          None         0.48%           None             None            0.48%
  Materials
 Sector Index Fund
iShares Dow Jones U.S.                None         0.48%           None             None            0.48%
  Broker-Dealers
 Index Fund
iShares Dow Jones U.S. Consumer       None         0.48%           None             None            0.48%
 Goods Sector Index Fund
iShares Dow Jones U.S. Consumer       None         0.48%           None             None            0.48%
 Services Sector Index Fund


--------------------------------------------------------------------------------
     36
[GRAPHIC APPEARS HERE]

                                                               ANNUAL FUND OPERATING EXPENSES/2/
                                                ----------------------------------------------------------------
                                                              DISTRIBUTION AND                 TOTAL ANNUAL FUND
                                   SHAREHOLDER   MANAGEMENT    SERVICE (12B-1)      OTHER          OPERATING
FUND                                 FEES/1/        FEES            FEES         EXPENSES/3/       EXPENSES
--------------------------------- ------------- ------------ ------------------ ------------- ------------------
iShares Dow Jones U.S. Financial      None         0.48%           None             None            0.48%
 Sector Index Fund
iShares Dow Jones U.S. Financial      None         0.48%           None             None            0.48%
 Services Index Fund
iShares Dow Jones U.S. Healthcare     None         0.48%           None             None            0.48%
 Providers Index Fund
iShares Dow Jones U.S. Home           None         0.48%           None             None            0.48%
 Construction Index Fund
iShares Dow Jones U.S. Industrial     None         0.48%           None             None            0.48%
 Sector Index Fund
iShares Dow Jones U.S. Insurance      None         0.48%           None             None            0.48%
 Index Fund
iShares Dow Jones U.S. Medical        None         0.48%           None             None            0.48%
 Devices Index Fund
iShares Dow Jones U.S. Oil            None         0.48%           None             None            0.48%
  Equipment
 & Services Index Fund
iShares Dow Jones U.S. Oil & Gas      None         0.48%           None             None            0.48%
 Exploration & Production Index
Fund
iShares Dow Jones U.S.                None         0.48%           None             None            0.48%
 Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real           None         0.48%           None             None            0.48%
  Estate
 Index Fund
iShares Dow Jones U.S. Regional       None         0.48%           None             None            0.48%
  Banks
 Index Fund
iShares KLD 400 Social Index Fund     None         0.50%           None             None            0.50%
iShares KLD Select Social/SM/         None         0.50%           None             None            0.50%
  Index Fund
iShares Cohen & Steers Realty         None         0.35%           None             None            0.35%
  Majors
 Index Fund



--------
/1/  Fees paid directly from your investment.
/2/ Expenses that are deducted from a Fund's assets, expressed as a percentage of average net assets.
/3/ The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Funds, except interest expense and taxes (both expected to be DE MINIMIS), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example
This Example is intended to help you compare the cost of owning shares of a Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



FUND                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------  --------  ---------  ---------  ---------
iShares Dow Jones U.S. Aerospace      $49       $154       $269       $604
  & Defense
 Index Fund
iShares Dow Jones U.S. Basic          $49       $154       $269       $604
  Materials Sector
 Index Fund
iShares Dow Jones U.S.                $49       $154       $269       $604
  Broker-Dealers Index Fund


--------------------------------------------------------------------------------
                                                                           37

FUND                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------  --------  ---------  ---------  ---------
iShares Dow Jones U.S. Consumer       $49       $154       $269       $604
  Goods Sector
 Index Fund
iShares Dow Jones U.S. Consumer       $49       $154       $269       $604
  Services Sector
 Index Fund
iShares Dow Jones U.S. Financial      $49       $154       $269       $604
  Sector Index
 Fund
iShares Dow Jones U.S. Financial      $49       $154       $269       $604
  Services Index
 Fund
iShares Dow Jones U.S.                $49       $154       $269       $604
  Healthcare Providers
 Index Fund
iShares Dow Jones U.S. Home           $49       $154       $269       $604
  Construction Index
 Fund
iShares Dow Jones U.S.                $49       $154       $269       $604
  Industrial Sector Index
 Fund
iShares Dow Jones U.S. Insurance      $49       $154       $269       $604
  Index Fund
iShares Dow Jones U.S. Medical        $49       $154       $269       $604
  Devices Index
 Fund
iShares Dow Jones U.S. Oil            $49       $154       $269       $604
  Equipment & Services
 Index Fund
iShares Dow Jones U.S. Oil & Gas      $49       $154       $269       $604
  Exploration &
 Production Index Fund
iShares Dow Jones U.S.                $49       $154       $269       $604
  Pharmaceuticals Index
 Fund
iShares Dow Jones U.S. Real           $49       $154       $269       $604
  Estate Index Fund
iShares Dow Jones U.S. Regional       $49       $154       $269       $604
  Banks Index
 Fund
iShares KLD 400 Social Index Fund     $51       $160       $280       $628
iShares KLD Select Social/SM/         $51       $160       $280       $628
  Index Fund
iShares Cohen & Steers Realty         $36       $113       $197       $443
  Majors Index Fund


Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of each Fund's assets. In seeking to achieve a Fund's investment objective, BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for substantially all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses.

For its investment advisory services to the iShares Dow Jones U.S. Aerospace & Defense Index Fund, iShares Dow Jones U.S. Basic Materials Sector Index Fund, iShares Dow Jones U.S. Broker-Dealers Index Fund, iShares Dow Jones U.S. Consumer Goods Sector Index Fund, iShares Dow Jones U.S. Consumer Services Sector Index Fund, iShares Dow Jones U.S. Financial Sector Index Fund, iShares Dow Jones U.S. Financial Services Index Fund, iShares Dow Jones U.S. Healthcare Providers Index Fund, iShares Dow Jones U.S. Home Construction Index Fund, iShares Dow Jones U.S. Industrial Sector Index Fund, iShares Dow Jones U.S. Insurance Index Fund, iShares Dow Jones U.S. Medical Devices Index Fund, iShares Dow Jones


--------------------------------------------------------------------------------
     38
[GRAPHIC APPEARS HERE]

U.S. Oil & Gas Exploration & Production Index Fund, iShares Dow Jones U.S. Oil Equipment & Services Index Fund, iShares Dow Jones U.S. Pharmaceuticals Index Fund, iShares Dow Jones U.S. Real Estate Index Fund and the iShares Dow Jones U.S. Regional Banks Index Fund (the "iShares Dow Jones Series"), BGFA is paid a management fee based on each Fund's allocable portion of the aggregate net assets of the iShares Dow Jones Series, the iShares Dow Jones Transportation Average Index Fund, iShares Dow Jones U.S. Energy Sector Index Fund, iShares Dow Jones U.S. Healthcare Sector Index Fund, iShares Dow Jones U.S. Technology Sector Index Fund, iShares Dow Jones U.S. Telecommunications Sector Index Fund and the iShares Dow Jones U.S. Utilities Sector Index Fund (the iShares Dow Jones Transportation Average Index Fund, iShares Dow Jones U.S. Energy Sector Index Fund, iShares Dow Jones U.S. Healthcare Sector Index Fund, iShares Dow Jones U.S. Technology Sector Index Fund, iShares Dow Jones U.S. Telecommunications Sector Index Fund and the iShares Dow Jones U.S. Utilities Sector Index Fund are offered in a separate Prospectus) equal to each of those Fund's allocable portion of: 0.48% per annum of the aggregate net assets of those Funds less than or equal to $10.0 billion; plus 0.43% per annum of the aggregate net assets of those Funds between $10.0 billion and $20.0 billion; plus 0.38% per annum of the aggregate net assets of those Funds in excess of $20.0 billion.

For the fiscal year ended April 30, 2007, BGFA received management fees from each Fund based on a percentage of the Fund's average daily net assets, as shown in the following table:



FUND                                MANAGEMENT FEE
---------------------------------  ---------------
iShares Dow Jones U.S. Aerospace        0.48%
  & Defense Index Fund
iShares Dow Jones U.S. Basic            0.48%
  Materials Sector Index Fund
iShares Dow Jones U.S.                  0.48%
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer         0.48%
  Goods Sector Index Fund
iShares Dow Jones U.S. Consumer         0.48%
  Services Sector Index Fund
iShares Dow Jones U.S. Financial        0.48%
  Sector Index Fund
iShares Dow Jones U.S. Financial        0.48%
  Services Index Fund
iShares Dow Jones U.S.                  0.48%
  Healthcare Providers Index Fund
iShares Dow Jones U.S. Home             0.48%
  Construction Index Fund
iShares Dow Jones U.S.                  0.48%
  Industrial Sector Index Fund
iShares Dow Jones U.S. Insurance        0.48%
  Index Fund
iShares Dow Jones U.S. Medical          0.48%
  Devices Index Fund
iShares Dow Jones U.S. Oil              0.48%
  Equipment & Services Index Fund
iShares Dow Jones U.S. Oil & Gas        0.48%
Exploration & Production Index
  Fund
iShares Dow Jones U.S.                  0.48%
  Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real             0.48%
  Estate Index Fund
iShares Dow Jones U.S. Regional         0.48%
  Banks Index Fund
iShares KLD 400 Social Index Fund       0.50%
iShares KLD Select Social/SM/           0.50%
  Index Fund
iShares Cohen & Steers Realty           0.35%
  Majors Index Fund



BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of May 31, 2007, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.8 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement with BGFA is available in each Fund's semi-annual report for the six-month period ended October 31.

Portfolio Managers
Patrick O'Connor and S. Jane Leung (the "Portfolio Managers") are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her


--------------------------------------------------------------------------------
                                                                           39
team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. For risk management and compliance purposes, each Portfolio Manager is subject to appropriate limitations on his or her authority.

Patrick O'Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since February 2006. Mr. O'Connor has been a senior portfolio manager with BGFA and BGI since 1999.

S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since September 2006. Ms. Leung has been a senior portfolio manager with BGFA and BGI since 2004 and was a portfolio manager with BGFA and BGI from 2001 to 2004.

The Funds' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership (if any) of shares in the Funds.

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company ("State Street") is the administrator, custodian and transfer agent for each Fund.


Shareholder Information

ADDITIONAL SHAREHOLDER INFORMATION, INCLUDING HOW TO BUY AND SELL SHARES OF THE FUNDS, IS AVAILABLE FREE OF CHARGE BY CALLING TOLL-FREE: 1-800-ISHARES (1-800-474-2737) OR VISITING OUR WEBSITE WWW.ISHARES.COM.


Buying and Selling Shares

Shares of each Fund trade on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly-traded companies. The Trust does not impose any minimum investment for shares of a Fund purchased on an exchange. Buying or selling Fund shares involves two types of costs that apply to all stock transactions. When buying or selling shares of the Funds through a broker, you will incur a brokerage commission determined by your broker. In addition, you will also incur the cost of the "spread" - that is, the difference between the bid price and the ask price. The commission is frequently a fixed amount, and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for the shares of each Fund based on its trading volume and market liquidity, and is generally lower if a Fund has a lot of trading volume and market liquidity and higher if a Fund has little trading volume and market liquidity. The Funds' shares trade under the trading symbols listed for each Fund in the DESCRIPTIONS OF THE FUNDS section of this Prospectus.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the CREATIONS AND REDEMPTIONS section of this Prospectus. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.


The Trust's Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares ("frequent trading") that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund's portfolio securities after the close of the primary markets for a Fund's portfolio securities and the reflection of that change in the Fund's NAV ("market timing"), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund's portfolio securities. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed and traded on national securities exchanges.

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     40
[GRAPHIC APPEARS HERE]

The national securities exchange on which each Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund's primary listing exchange is shown below:



FUND                                PRIMARY LISTING EXCHANGE
---------------------------------  -------------------------
iShares Dow Jones U.S. Aerospace              NYSE
  & Defense Index Fund
iShares Dow Jones U.S. Basic                  NYSE
  Materials Sector Index Fund
iShares Dow Jones U.S.                        NYSE
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer               NYSE
  Goods Sector Index Fund
iShares Dow Jones U.S. Consumer               NYSE
  Services Sector Index Fund
iShares Dow Jones U.S. Financial              NYSE
  Sector Index Fund
iShares Dow Jones U.S. Financial              NYSE
  Services Index Fund
iShares Dow Jones U.S.                        NYSE
  Healthcare Providers Index Fund
iShares Dow Jones U.S. Home                   NYSE
  Construction Index Fund
iShares Dow Jones U.S.                        NYSE
  Industrial Sector Index Fund
iShares Dow Jones U.S. Insurance              NYSE
  Index Fund
iShares Dow Jones U.S. Medical                NYSE
  Devices Index Fund
iShares Dow Jones U.S. Oil                    NYSE
  Equipment & Services Index Fund
iShares Dow Jones U.S. Oil & Gas              NYSE
  Exploration & Production Index
 Fund
iShares Dow Jones U.S.                        NYSE
  Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real                   NYSE
  Estate Index Fund
iShares Dow Jones U.S. Regional               NYSE
  Banks Index Fund
iShares KLD 400 Social Index Fund             AMEX
iShares KLD Select Social/SM/                 NYSE
  Index Fund
iShares Cohen & Steers Realty              NYSE Arca
  Majors Index Fund



Section 12(d)(1) of the Investment Company Act of 1940, as amended, restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in
Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.


Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC"), or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or "street name" form.


Share Prices

The trading prices of a Fund's shares in the secondary market generally will differ from the Fund's daily NAV per share and are affected by market forces such as supply and demand, economic conditions and


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                                                                           41
other factors. Information regarding the intraday value of shares of each Fund, also known as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund is listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a "real-time" update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no representation or warranty as to its accuracy.

Determination of Net Asset Value

The NAV for each Fund will generally be determined once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of each Fund is calculated by dividing the value of the net assets of a Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

In calculating a Fund's NAV, a Fund's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. The frequency with which a Fund's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which each Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (I.E., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (I.E., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund's NAV is computed and that may materially affect the value of the Fund's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations.

Valuing a Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations


--------------------------------------------------------------------------------
     42
[GRAPHIC APPEARS HERE]
could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's Underlying Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's Underlying Index.


Because foreign markets may be open on different days than the days during which a shareholder may purchase a Fund's shares, the value of the Fund's investments may change on days when shareholders are not able to purchase the Fund's shares.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser.

Dividends and Distributions

GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Each Fund generally distributes its net capital gains, if any, to shareholders annually. Each Fund also reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed on a PRO RATA basis to beneficial owners of such shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from a Fund.

DIVIDEND REINVESTMENT SERVICE. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.


Taxes
As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.


Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund shares.


Taxes on Distributions

Distributions from a Fund's net investment income (other than qualified dividend income), including distributions out of the Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund's shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010.

In order for a distribution by a Fund to be treated as qualified dividend income, the Fund must meet holding period and other requirements with respect to its dividend paying securities, and you must meet holding period requirements and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held for


--------------------------------------------------------------------------------
                                                                           43
fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date. DIVIDENDS RECEIVED BY A FUND FROM A REIT MAY BE TREATED AS QUALIFIED DIVIDEND INCOME ONLY TO THE EXTENT THE DIVIDENDS ARE ATTRIBUTABLE TO QUALIFIED DIVIDEND INCOME RECEIVED BY THE REIT. SUCH AMOUNTS ARE NOT EXPECTED TO BE MATERIAL. IN GENERAL, YOUR DISTRIBUTIONS
ARE SUBJECT TO FEDERAL INCOME TAX FOR THE YEAR WHEN THEY ARE PAID. CERTAIN DISTRIBUTIONS PAID IN JANUARY, HOWEVER, MAY BE TREATED AS PAID ON DECEMBER 31
OF THE PRIOR YEAR.

If a Fund's distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale of other disposition of shares of a Fund. In addition, for taxable years of a Fund beginning on or before December 31, 2007, U.S.-source interest-related dividends and short-term capital gain dividends may not be subject to such U.S. withholding tax. In order for a distribution to qualify as an interest-related dividend or a short-term capital gain dividend, a Fund must designate it as such in writing to shareholders; depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.


If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.


Taxes When Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

THE FOREGOING DISCUSSION SUMMARIZES SOME OF THE CONSEQUENCES UNDER CURRENT FEDERAL TAX LAW OF AN INVESTMENT IN A FUND. IT IS NOT A SUBSTITUTE FOR PERSONAL TAX ADVICE. YOU MAY ALSO BE SUBJECT TO STATE AND LOCAL TAXATION ON FUND DISTRIBUTIONS AND SALES OF SHARES. CONSULT YOUR PERSONAL TAX ADVISER ABOUT THE POTENTIAL TAX CONSEQUENCES OF AN INVESTMENT IN SHARES OF A FUND UNDER ALL APPLICABLE TAX LAWS.

Creations and Redemptions

The shares that trade in the secondary market are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each "creator" or "Authorized Participant" enters into an authorized participant agreement with the Funds' distributor, SEI Investments Distribution Co. (the "Distributor"). A creation transaction which is subject to acceptance by the transfer agent takes place when an Authorized Participant deposits into the applicable Fund a portfolio


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     44
[GRAPHIC APPEARS HERE]
of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.


Each Fund intends to comply with the federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in either case, has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.


Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.


Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.


Transaction Fees

Each Fund will impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in-kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge up to the maximum amount shown below under "Maximum Creation/Redemption Transaction Fee." In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such


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                                                                           45
services. The following table also shows, as of May 31, 2007, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee:



                                                      NUMBER OF        STANDARD           MAXIMUM
                                     APPROXIMATE     SHARES PER       CREATION/          CREATION/
                                      VALUE OF A      CREATION        REDEMPTION        REDEMPTION
FUND                                CREATION UNIT       UNIT       TRANSACTION FEE    TRANSACTION FEE
---------------------------------  ---------------  ------------  -----------------  ----------------
iShares Dow Jones U.S. Aerospace      $3,123,000      50,000             $200             $  800
  &
 Defense Index Fund
iShares Dow Jones U.S. Basic          $3,542,000      50,000             $500             $2,000
  Materials
 Sector Index Fund
iShares Dow Jones U.S.                $2,853,500      50,000             $200             $  800
  Broker-Dealers
 Index Fund
iShares Dow Jones U.S. Consumer       $3,191,500      50,000             $500             $2,000
  Goods
 Sector Index Fund
iShares Dow Jones U.S. Consumer       $3,578,000      50,000             $500             $2,000
 Services Sector Index Fund
iShares Dow Jones U.S. Financial      $6,046,000      50,000             $500             $2,000
  Sector
 Index Fund
iShares Dow Jones U.S. Financial      $6,799,500      50,000             $500             $2,000
  Services
 Index Fund
iShares Dow Jones U.S. Healthcare     $3,036,000      50,000             $400             $1,600
 Providers Index Fund
iShares Dow Jones U.S. Home           $1,865,000      50,000             $200             $  800
 Construction Index Fund
iShares Dow Jones U.S.                $3,695,000      50,000             $500             $2,000
  Industrial Sector
 Index Fund
iShares Dow Jones U.S. Insurance      $2,862,000      50,000             $500             $2,000
  Index
 Fund
iShares Dow Jones U.S. Medical        $2,775,000      50,000             $400             $1,600
  Devices
 Index Fund
iShares Dow Jones U.S. Oil            $2,771,000      50,000             $500             $2,000
  Equipment &
 Services Index Fund
iShares Dow Jones U.S. Oil & Gas      $2,929,000      50,000             $500             $2,000
 Exploration & Production Index
Fund
iShares Dow Jones U.S.                $2,925,500      50,000             $300             $1,200
  Pharmaceuticals
 Index Fund
iShares Dow Jones U.S. Real           $4,284,000      50,000             $500             $2,000
  Estate Index
 Fund
iShares Dow Jones U.S. Regional       $2,562,500      50,000             $500             $2,000
  Banks
 Index Fund
iShares KLD 400 Social Index Fund     $2,729,000      50,000             $500             $2,000
iShares KLD Select Social/SM/         $3,172,500      50,000             $500             $2,000
  Index Fund
iShares Cohen & Steers Realty         $5,110,500      50,000             $250             $1,000
  Majors
 Index Fund


Householding

Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.


--------------------------------------------------------------------------------
     46
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Distribution
The Distributor distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456.


--------------------------------------------------------------------------------
                                                                           47

Financial Highlights


The financial highlights tables are intended to help investors understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Funds' financial statements, in the Funds' Annual Report (available upon request).

ISHARES TRUST

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                    ISHARES DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND
                                   ------------------------------------------------------
                                                                              PERIOD FROM
                                                                           MAY 1, 2006/A/
                                                                                       TO
                                                                            APR. 30, 2007
                                   ------------------------------------------------------
NET ASSET VALUE, BEGINNING OF                            $  50.58
                                                         --------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                    0.23
 Net realized and unrealized                                 8.00
                                                         --------
  gain/c/
Total from investment operations                             8.23
                                                         --------
LESS DISTRIBUTIONS FROM:
 Net investment income                                      (0.21)
                                                         --------
Total distributions                                         (0.21)
                                                         --------
NET ASSET VALUE, END OF PERIOD                           $  58.60
                                                         ========
TOTAL RETURN                                                16.33%/d/
                                                         ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                        $178,739
 Ratio of expenses to average                                0.48%
  net assets/e/
 Ratio of net investment income                              0.43%
  to average net assets/e/
 Portfolio turnover rate/f/                                    20%


--------

/a/  Commencement of operations.
/b/  Based on average shares outstanding throughout the period.
/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
     48
[GRAPHIC APPEARS HERE]

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                             ISHARES DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    APR. 30, 2007   APR. 30, 2006   APR. 30, 2005   APR. 30, 2004  APR. 30, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  58.81        $  47.18        $  42.25        $  34.41        $  39.99
                                     --------        --------        --------        --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                 1.16a             0.94            0.72            0.66            0.70
 Net realized and unrealized             7.53           11.63            4.94            7.86           (5.62)
                                     --------        --------        --------        --------        --------
  gain (loss)/b/
Total from investment operations         8.69           12.57            5.66            8.52           (4.92)
                                     --------        --------        --------        --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (1.17)          (0.94)          (0.73)          (0.68)          (0.66)
                                     --------        --------        --------        --------        --------
Total distributions                     (1.17)          (0.94)          (0.73)          (0.68)          (0.66)
                                     --------        --------        --------        --------        --------
NET ASSET VALUE, END OF YEAR         $  66.33        $  58.81        $  47.18        $  42.25        $  34.41
                                     ========        ========        ========        ========        ========
TOTAL RETURN                            15.10%          26.99%          13.41%          24.85%         (12.30)%
                                     ========        ========        ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $633,414        $502,815        $412,854        $316,839        $ 99,779
 Ratio of expenses to average            0.48%           0.60%           0.60%           0.60%           0.60%
  net assets
 Ratio of net investment income
to average
  net assets                             2.00%           1.83%           1.53%           1.70%           2.10%
 Portfolio turnover rate/c/                13%              6%              6%              7%              6%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                    ISHARES DOW JONES U.S. BROKER-DEALERS INDEX FUND
                                   -------------------------------------------------
                                                                         PERIOD FROM
                                                                      MAY 1, 2006/A/
                                                                                  TO
                                                                       APR. 30, 2007
                                   -------------------------------------------------
NET ASSET VALUE, BEGINNING OF                          $  48.41
                                                       --------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                  0.16
 Net realized and unrealized                               6.41
                                                       --------
  gain/c/
Total from investment operations                           6.57
                                                       --------
LESS DISTRIBUTIONS FROM:
 Net investment income                                    (0.17)
                                                       --------
Total distributions                                       (0.17)
                                                       --------
NET ASSET VALUE, END OF PERIOD                         $  54.81
                                                       ========
TOTAL RETURN                                              13.59%/d/
                                                       ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                      $186,359
 Ratio of expenses to average                              0.48%
  net assets/e/
 Ratio of net investment income                            0.31%
  to average net assets/e/
 Portfolio turnover rate/f/                                  44%



--------
/a/  Commencement of operations.
/b/  Based on average shares outstanding throughout the period.
/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                           49

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                             ISHARES DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    APR. 30, 2007   APR. 30, 2006   APR. 30, 2005   APR. 30, 2004  APR. 30, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  54.33        $  51.35         $ 52.17        $  39.96        $  47.91
                                     --------        --------         -------        --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                 1.23a             0.91            0.76            0.65            0.69
 Net realized and unrealized             8.40            2.97           (0.82)          12.32           (8.04)
                                     --------        --------         -------        --------        --------
  gain (loss)/b/
Total from investment operations         9.63            3.88           (0.06)          12.97           (7.35)
                                     --------        --------         -------        --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (1.17)          (0.90)          (0.76)          (0.76)          (0.60)
                                     --------        --------         -------        --------        --------
Total distributions                     (1.17)          (0.90)          (0.76)          (0.76)          (0.60)
                                     --------        --------         -------        --------        --------
NET ASSET VALUE, END OF YEAR         $  62.79        $  54.33         $ 51.35        $  52.17        $  39.96
                                     ========        ========         =======        ========        ========
TOTAL RETURN                            17.93%           7.59%          (0.09)%         32.73%         (15.40)%
                                     ========        ========         =======        ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $364,206        $344,986         $421,104       $289,569        $ 87,918
 Ratio of expenses to average            0.48%           0.60%           0.60%           0.60%           0.60%
  net assets
 Ratio of net investment income
to average
  net assets                             2.13%           1.71%           1.54%           1.53%           1.57%
 Portfolio turnover rate/c/                 5%              6%              9%              5%             28%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                            ISHARES DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    APR. 30, 2007   APR. 30, 2006   APR. 30, 2005   APR. 30, 2004  APR. 30, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  61.61        $  55.82        $  55.54        $  45.54        $  55.05
                                     --------        --------        --------        --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                 0.35a             0.16            0.15            0.10            0.05
 Net realized and unrealized             7.98            5.79            0.29           10.00           (9.50)
                                     --------        --------        --------        --------        --------
  gain (loss)/b/
Total from investment operations         8.33            5.95            0.44           10.10           (9.45)
                                     --------        --------        --------        --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (0.38)          (0.16)          (0.15)          (0.10)          (0.05)
 Return of capital                          -           (0.00)/c/       (0.01)          (0.00)/c/       (0.01)
                                     --------        --------        --------        --------        --------
Total distributions                     (0.38)          (0.16)          (0.16)          (0.10)          (0.06)
                                     --------        --------        --------        --------        --------
NET ASSET VALUE, END OF YEAR         $  69.56        $  61.61        $  55.82        $  55.54        $  45.54
                                     ========        ========        ========        ========        ========
TOTAL RETURN                            13.56%          10.66%           0.79%          22.21%         (17.17)%
                                     ========        ========        ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $326,935        $255,664        $251,212        $219,387        $129,776
 Ratio of expenses to average            0.48%           0.60%           0.60%           0.60%           0.60%
  net assets
 Ratio of net investment income
to average
  net assets                             0.54%           0.26%           0.25%           0.19%           0.11%
 Portfolio turnover rate/d/                 7%              6%             13%              6%             10%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/  Rounds to less than $0.01.
/d/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
     50
[GRAPHIC APPEARS HERE]

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                ISHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    APR. 30, 2007   APR. 30, 2006   APR. 30, 2005   APR. 30, 2004  APR. 30, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $ 108.56        $  90.88        $  87.48        $  72.29        $ 81.20
                                     --------        --------        --------        --------        -------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                2.23/a/            2.17            1.95            1.65           1.31
 Net realized and unrealized             9.78           17.57            3.22           15.09          (8.94)
                                     --------        --------        --------        --------        -------
  gain (loss)/b/
Total from investment operations        12.01           19.74            5.17           16.74          (7.63)
                                     --------        --------        --------        --------        -------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (2.38)          (2.06)          (1.77)          (1.55)         (1.28)
 Return of capital                      (0.06)              -               -               -              -
                                     --------        --------        --------        --------        -------
Total distributions                     (2.44)          (2.06)          (1.77)          (1.55)         (1.28)
                                     --------        --------        --------        --------        -------
NET ASSET VALUE, END OF YEAR         $ 118.13        $ 108.56        $  90.88        $  87.48        $ 72.29
                                     ========        ========        ========        ========        =======
TOTAL RETURN                            11.20%          21.96%           5.89%          23.29%         (9.33)%
                                     ========        ========        ========        ========        =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $478,438        $396,237        $299,907        $258,081        $148,203
 Ratio of expenses to average            0.48%           0.60%           0.60%           0.60%          0.60%
  net assets
 Ratio of net investment income
to average
  net assets                             1.98%           2.26%           2.23%           2.08%          1.94%
 Portfolio turnover rate/c/                10%              6%              7%              7%            28%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and loses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                               ISHARES DOW JONES U.S. FINANCIAL SERVICES INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    APR. 30, 2007   APR. 30, 2006   APR. 30, 2005   APR. 30, 2004  APR. 30, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $ 124.37        $ 104.92        $ 100.61        $  83.54        $ 92.45
                                     --------        --------        --------        --------        -------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                2.74/a/         2.57/a/            2.22            2.12           1.41
 Net realized and unrealized             8.23           19.39            4.25           16.93          (8.90)
                                     --------        --------        --------        --------        -------
  gain (loss)/b/
Total from investment operations        10.97           21.96            6.47           19.05          (7.49)
                                     --------        --------        --------        --------        -------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (2.63)          (2.51)          (2.16)          (1.98)         (1.42)
                                     --------        --------        --------        --------        -------
Total distributions                     (2.63)          (2.51)          (2.16)          (1.98)         (1.42)
                                     --------        --------        --------        --------        -------
NET ASSET VALUE, END OF YEAR         $ 132.71        $ 124.37        $ 104.92        $ 100.61        $ 83.54
                                     ========        ========        ========        ========        =======
TOTAL RETURN                             8.93%          21.21%           6.44%          22.91%         (8.02)%
                                     ========        ========        ========        ========        =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $285,333        $211,433        $141,645        $110,671        $116,957
 Ratio of expenses to average            0.48%           0.60%           0.60%           0.60%          0.60%
  net assets
 Ratio of net investment income
to average
  net assets                             2.15%           2.29%           2.20%           2.08%          1.90%
 Portfolio turnover rate/c/                 9%              9%              7%              7%            41%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                           51

ISHARES TRUST

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                    ISHARES DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND
                                   -------------------------------------------------------
                                                                               PERIOD FROM
                                                                            MAY 1, 2006/A/
                                                                                        TO
                                                                             APR. 30, 2007
                                   -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF                             $  49.60
                                                          --------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                     1.35
 Net realized and unrealized                                  7.91
                                                          --------
  gain/c/
Total from investment operations                              9.26
                                                          --------
LESS DISTRIBUTIONS FROM:
 Net investment income                                       (0.31)
                                                          --------
Total distributions                                          (0.31)
                                                          --------
NET ASSET VALUE, END OF PERIOD                            $  58.55
                                                          ========
TOTAL RETURN                                                 18.68%/d/
                                                          ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                         $152,242
 Ratio of expenses to average                                 0.48%
  net assets/e/
 Ratio of net investment income                               2.51%
  to average net assets/e/
 Portfolio turnover rate/f/                                     51%



--------
/a/  Commencement of operations.
/b/  Based on average shares outstanding throughout the period.
/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                    ISHARES DOW JONES U.S. HOME CONSTRUCTION INDEX FUND
                                   ----------------------------------------------------
                                                                            PERIOD FROM
                                                                         MAY 1, 2006/A/
                                                                                     TO
                                                                          APR. 30, 2007
                                   ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF                          $    49.50
                                                       ----------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                    0.26
 Net realized and unrealized                               (13.33)
                                                       ----------
  loss/c/
Total from investment operations                           (13.07)
                                                       ----------
LESS DISTRIBUTIONS FROM:
 Net investment income                                      (0.24)
                                                       ----------
Total distributions                                         (0.24)
                                                       ----------
NET ASSET VALUE, END OF PERIOD                         $    36.19
                                                       ==========
TOTAL RETURN                                               (26.44)%/d/
                                                       ==========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                      $   76,005
 Ratio of expenses to average                                0.48%
  net assets/e/
 Ratio of net investment income                              0.66%
  to average net assets/e/
 Portfolio turnover rate/f/                                    21%



--------
/a/  Commencement of operations.
/b/  Based on average shares outstanding throughout the period.
/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
     52
[GRAPHIC APPEARS HERE]

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                               ISHARES DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    APR. 30, 2007   APR. 30, 2006   APR. 30, 2005   APR. 30, 2004  APR. 30, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  64.29        $  53.22        $  48.43        $  38.60        $  45.75
                                     --------        --------        --------        --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                 0.77a             0.62            0.49            0.39            0.38
 Net realized and unrealized             5.73           11.07            4.79            9.84           (7.15)
                                     --------        --------        --------        --------        --------
  gain (loss)/b/
Total from investment operations         6.50           11.69            5.28           10.23           (6.77)
                                     --------        --------        --------        --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (0.77)          (0.62)          (0.49)          (0.40)          (0.38)
 Return of capital                          -               -               -           (0.00)/c/           -
                                     --------        --------        --------        --------        --------
Total distributions                     (0.77)          (0.62)          (0.49)          (0.40)          (0.38)
                                     --------        --------        --------        --------        --------
NET ASSET VALUE, END OF YEAR         $  70.02        $  64.29        $  53.22        $  48.43        $  38.60
                                     ========        ========        ========        ========        ========
TOTAL RETURN                            10.24%          22.07%          10.90%          26.56%         (14.75)%
                                     ========        ========        ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $308,109        $286,076        $236,838        $157,384        $ 81,051
 Ratio of expenses to average            0.48%           0.60%           0.60%           0.60%           0.60%
  net assets
 Ratio of net investment income
to average
  net assets                             1.22%           1.06%           0.97%           0.94%           1.03%
 Portfolio turnover rate/d/                 4%              7%              5%              3%             12%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/  Rounds to less than $0.01.
/d/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                    ISHARES DOW JONES U.S. INSURANCE INDEX FUND
                                   --------------------------------------------
                                                                    PERIOD FROM
                                                                 MAY 1, 2006/A/
                                                                             TO
                                                                  APR. 30, 2007
                                   --------------------------------------------
NET ASSET VALUE, BEGINNING OF                       $  49.55
                                                    --------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                               0.45
 Net realized and unrealized                            6.06
                                                    --------
  gain/c/
Total from investment operations                        6.51
                                                    --------
LESS DISTRIBUTIONS FROM:
 Net investment income                                 (0.42)
                                                    --------
Total distributions                                    (0.42)
                                                    --------
NET ASSET VALUE, END OF PERIOD                      $  55.64
                                                    ========
TOTAL RETURN                                           13.20%/d/
                                                    ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                   $ 27,821
 Ratio of expenses to average                           0.48%
  net assets/e/
 Ratio of net investment income                         0.89%
  to average net assets/e/
 Portfolio turnover rate/f/                               12%



--------
/a/  Commencement of operations.
/b/  Based on average shares outstanding throughout the period.
/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                           53

ISHARES TRUST

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                    ISHARES DOW JONES U.S. MEDICAL DEVICES INDEX FUND
                                   --------------------------------------------------
                                                                          PERIOD FROM
                                                                       MAY 1, 2006/A/
                                                                                   TO
                                                                        APR. 30, 2007
                                   --------------------------------------------------
NET ASSET VALUE, BEGINNING OF                          $  49.43
                                                       --------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment loss/b/                                   (0.09)
 Net realized and unrealized                               5.08
                                                       --------
  gain/c/
Total from investment operations                           4.99
                                                       --------
LESS DISTRIBUTIONS FROM:
 Return of capital                                        (0.00)/d/
                                                       --------
Total distributions                                       (0.00)/d/
                                                       --------
NET ASSET VALUE, END OF PERIOD                         $  54.42
                                                       ========
TOTAL RETURN                                              10.10%/e/
                                                       ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                      $119,717
 Ratio of expenses to average                              0.48%
  net assets/f/
 Ratio of net investment loss to                          (0.18)%
  average net assets/f/
 Portfolio turnover rate/g/                                  23%



--------
/a/  Commencement of operations.
/b/  Based on average shares outstanding throughout the period.
/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Rounds to less than $0.01.
/e/  Not annualized.
/f/  Annualized for periods of less than one year.
/g/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                   ISHARES DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND
                                  -----------------------------------------------------------
                                                                                  PERIOD FROM
                                                                               MAY 1, 2006/A/
                                                                                           TO
                                                                                APR. 30, 2007
                                  -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF                              $ 51.16
                                                           -------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                     0.09
 Net realized and unrealized                                  0.33
                                                           -------
  gain/c/
Total from investment operations                              0.42
                                                           -------
LESS DISTRIBUTIONS FROM:
 Net investment income                                       (0.07)
 Return of capital                                           (0.02)
                                                           -------
Total distributions                                          (0.09)
                                                           -------
NET ASSET VALUE, END OF PERIOD                             $ 51.49
                                                           =======
TOTAL RETURN                                                  0.85%/d/
                                                           =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                          $133,874
 Ratio of expenses to average                                 0.48%
  net assets/e/
 Ratio of net investment income                               0.20%
  to average net assets/e/
 Portfolio turnover rate/f/                                     12%




--------
/a/  Commencement of operations.
/b/  Based on average shares outstanding throughout the period.
/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
     54
[GRAPHIC APPEARS HERE]

ISHARES TRUST

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                   ISHARES DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND
                                  ---------------------------------------------------------------------
                                                                                            PERIOD FROM
                                                                                         MAY 1, 2006/A/
                                                                                                     TO
                                                                                          APR. 30, 2007
                                  ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF                                   $ 50.80
                                                                -------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                          0.14
 Net realized and unrealized                                       3.90
                                                                -------
  gain/c/
Total from investment operations                                   4.04
                                                                -------
LESS DISTRIBUTIONS FROM:
 Net investment income                                            (0.12)
                                                                -------
Total distributions                                               (0.12)
                                                                -------
NET ASSET VALUE, END OF PERIOD                                  $ 54.72
                                                                =======
TOTAL RETURN                                                       7.97%/d/
                                                                =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                               $65,661
 Ratio of expenses to average                                      0.48%
  net assets/e/
 Ratio of net investment income                                    0.29%
  to average net assets/e/
 Portfolio turnover rate/f/                                          21%



--------
/a/  Commencement of operations.
/b/  Based on average shares outstanding throughout the period.
/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                    ISHARES DOW JONES U.S. PHARMACEUTICALS INDEX FUND
                                   --------------------------------------------------
                                                                          PERIOD FROM
                                                                       MAY 1, 2006/A/
                                                                                   TO
                                                                        APR. 30, 2007
                                   --------------------------------------------------
NET ASSET VALUE, BEGINNING OF                          $  49.80
                                                       --------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                  0.53
 Net realized and unrealized                               7.71
                                                       --------
  gain/c/
Total from investment operations                           8.24
                                                       --------
LESS DISTRIBUTIONS FROM:
 Net investment income                                    (0.48)
                                                       --------
Total distributions                                       (0.48)
                                                       --------
NET ASSET VALUE, END OF PERIOD                         $  57.56
                                                       ========
TOTAL RETURN                                              16.65%/d/
                                                       ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                      $ 69,069
 Ratio of expenses to average                              0.48%
  net assets/e/
 Ratio of net investment income                            1.01%
  to average net assets/e/
 Portfolio turnover rate/f/                                  21%



--------
/a/  Commencement of operations.
/b/  Based on average shares outstanding throughout the period.
/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                           55

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                  ISHARES DOW JONES U.S. REAL ESTATE INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    APR. 30, 2007   APR. 30, 2006   APR. 30, 2005   APR. 30, 2004  APR. 30, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $    71.05      $    59.42       $  46.57        $  39.84        $ 42.76
                                    ----------      ----------       --------        --------        -------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/a/                 1.87            2.58           2.56            2.25           2.13
 Net realized and unrealized             15.84           11.66          12.85            7.16          (2.61)
                                    ----------      ----------       --------        --------        -------
  gain (loss)/b/
Total from investment operations         17.71           14.24          15.41            9.41          (0.48)
                                    ----------      ----------       --------        --------        -------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (1.44)          (1.56)         (1.77)          (1.82)         (1.99)
 Net realized gain                       (0.12)          (0.44)             -               -              -
 Return of capital                       (1.56)          (0.61)         (0.79)          (0.86)         (0.45)
                                    ----------      ----------       --------        --------        -------
Total distributions                      (3.12)          (2.61)         (2.56)          (2.68)         (2.44)
                                    ----------      ----------       --------        --------        -------
NET ASSET VALUE, END OF YEAR        $    85.64      $    71.05       $  59.42        $  46.57        $ 39.84
                                    ==========      ==========       ========        ========        =======
TOTAL RETURN                             25.35%          24.42%         33.62%          23.66%         (0.98)%
                                    ==========      ==========       ========        ========        =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $1,815,535      $1,236,258       $736,783        $419,089        $195,203
 Ratio of expenses to average             0.48%           0.60%          0.60%           0.60%          0.60%
  net assets
 Ratio of net investment income
to average
  net assets                              2.33%           3.92%          4.56%           4.68%          5.42%
 Portfolio turnover rate/c/                 29%             19%            16%             20%            21%



--------
/a/  Based on average shares outstanding throughout each period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                    ISHARES DOW JONES U.S. REGIONAL BANKS INDEX FUND
                                   -------------------------------------------------
                                                                         PERIOD FROM
                                                                      MAY 1, 2006/A/
                                                                                  TO
                                                                       APR. 30, 2007
                                   -------------------------------------------------
NET ASSET VALUE, BEGINNING OF                          $ 49.34
                                                       -------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                 1.43
 Net realized and unrealized                              1.08
                                                       -------
  gain/c/
Total from investment operations                          2.51
                                                       -------
LESS DISTRIBUTIONS FROM:
 Net investment income                                   (1.46)
                                                       -------
Total distributions                                      (1.46)
                                                       -------
NET ASSET VALUE, END OF PERIOD                         $ 50.39
                                                       =======
TOTAL RETURN                                              5.11%/d/
                                                       =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                      $27,716
 Ratio of expenses to average                             0.48%
  net assets/e/
 Ratio of net investment income                           2.87%
  to average net assets/e/
 Portfolio turnover rate/f/                                 13%



--------
/a/  Commencement of operations.
/b/  Based on average shares outstanding throughout the period.
/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
     56
[GRAPHIC APPEARS HERE]

ISHARES TRUST


FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                    ISHARES KLD 400 SOCIAL INDEX FUND
                                   ----------------------------------
                                                          PERIOD FROM
                                                     NOV. 14, 2006/A/
                                                                   TO
                                                        APR. 30, 2007
                                   ----------------------------------
NET ASSET VALUE, BEGINNING OF                   $ 50.33
                                                -------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                          0.36
 Net realized and unrealized                       2.51
                                                -------
  gain(loss)/c/
Total from investment operations                   2.87
                                                -------
LESS DISTRIBUTIONS FROM:
 Net investment income                            (0.28)
                                                -------
Total distributions                               (0.28)
                                                -------
NET ASSET VALUE, END OF PERIOD                  $ 52.92
                                                =======
TOTAL RETURN                                       5.72%/d/
                                                =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)               $26,458
 Ratio of expenses to average                      0.50%
  net assets/e/
 Ratio of net investment income                    1.51%
  to average net assets/e/
 Portfolio turnover rate/f/                           4%



--------
/a/  Commencement of operations.
/b/  Based on average shares outstanding throughout the period.
/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                          ISHARES KLD SELECT SOCIAL/SM/ INDEX FUND
                                   -------------------------------------------------------
                                                                               PERIOD FROM
                                                                          JAN. 24, 2005/A/
                                            YEAR ENDED       YEAR ENDED                 TO
                                         APR. 30, 2007    APR. 30, 2006      APR. 30, 2005
                                   -------------------  ---------------  -----------------
NET ASSET VALUE, BEGINNING OF           $  55.31           $  49.02         $   49.69
                                        ---------          --------         ---------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                   0.75/b/               0.67              0.18
 Net realized and unrealized                6.12               6.26             (0.71)
                                        ---------          --------         ---------
  gain(loss)/c/
Total from investment operations            6.87               6.93             (0.53)
                                        ---------          --------         ---------
LESS DISTRIBUTIONS FROM:
 Net investment income                     (0.88)             (0.64)            (0.14)
                                        ---------          --------         ---------
Total distributions                        (0.88)             (0.64)            (0.14)
                                        ---------          --------         ---------
NET ASSET VALUE, END OF PERIOD          $  61.30           $  55.31         $   49.02
                                        =========          ========         =========
TOTAL RETURN                               12.58%             14.20%            (1.07)%/d/
                                        =========          ========         =========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)       $ 91,956           $129,975         $  41,669
 Ratio of expenses to average               0.50%              0.50%             0.50%
  net assets/e/
 Ratio of net investment income
to average
  net assets/e/                             1.34%              1.32%             1.16%
 Portfolio turnover rate/f/                   46%                46%                3%



--------
/a/  Commencement of operations.
/b/  Based on average shares outstanding throughout the period.
/c/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                           57

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                  ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND
                                  --------------------------------------------------------------------------------
                                       YEAR ENDED        YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    APR. 30, 2007     APR. 30, 2006   APR. 30, 2005   APR. 30, 2004  APR. 30, 2003
                                  --------------- ----------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $    82.51        $  66.57        $    50.31       $  42.50        $ 44.84
                                    ----------        ----------      ----------       --------        -------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/a/                 1.95            2.68              2.67           2.42           2.26
 Net realized and unrealized             21.76           16.13             16.45           8.14          (2.12)
                                    ----------        ----------      ----------       --------        -------
  gain (loss)/b/
Total from investment operations         23.71           18.81             19.12          10.56           0.14
                                    ----------        ----------      ----------       --------        -------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (1.68)          (1.82)            (2.01)         (1.94)         (1.88)
 Net realized gain                           -           (0.00)/c/             -              -              -
 Return of capital                       (1.40)          (1.05)            (0.85)         (0.81)         (0.60)
                                    ----------        ----------      ----------       --------        -------
Total distributions                      (3.08)          (2.87)            (2.86)         (2.75)         (2.48)
                                    ----------        ----------      ----------       --------        -------
NET ASSET VALUE, END OF YEAR        $   103.14        $  82.51        $    66.57       $  50.31        $ 42.50
                                    ==========        ==========      ==========       ========        =======
TOTAL RETURN                             29.16%          28.76%            38.61%         24.97%          0.46%
                                    ==========        ==========      ==========       ========        =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $2,970,537        $2,033,906      $1,298,080       $724,446        $267,732
 Ratio of expenses to average             0.35%           0.35%             0.35%          0.35%          0.35%/d/
  net assets
 Ratio of net investment income
to average
  net assets                              2.03%           3.55%             4.36%          4.67%          5.46%/d/
 Portfolio turnover rate/e/                 14%             18%               28%            15%            13%



--------
/a/  Based on average shares outstanding throughout each period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/  Rounds to less than $0.01.
/d/ Includes voluntary reimbursement from the investment adviser. If such reimbursement had not been made, the ratios of expenses to average net assets and net investment income to average net assets would have been 0.36% and 5.45%, respectively.
/e/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
     58
[GRAPHIC APPEARS HERE]

Index Providers

The Dow Jones Indexes are a part of Dow Jones, which publishes The Wall Street Journal and its international and interactive editions, Barron's and SmartMoney magazines and other periodicals, the Dow Jones Newswires, dowjones.com, and the Ottaway group of community newspapers. Dow Jones is co-owner with Reuters group of Factiva, and with NBC of the CNBC television operations in Europe and Asia. Dow Jones also provides news content to CNBC in the U.S. The Dow Jones Indexes include the Dow Jones Industrial, Transportation and Utility Averages, as well as the Dow Jones Global Indexes, the Dow Jones STOXX Indexes, the Dow Jones REIT Indexes, the Dow Jones-AIG Commodity Index, the Dow Jones Islamic Market Indexes, the Dow Jones Internet Indexes, the Dow Jones Global Titans 50 Index, Dow Jones Sector Titans Indexes and the Dow Jones Sustainability Group Indexes. Dow Jones is not affiliated with the Trust, BGI, BGFA, the Distributor, or any of their respective affiliates.

KLD is the Index Provider for the Domini 400 Social/SM/ Index and the KLD Select Social/SM/ Index. KLD provides environmental, social and governance investment research, indexes, compliance and consulting services to institutional investors and money managers. KLD is responsible for the calculation and maintenance of the Domini 400 Social/SM/ Index and the KLD Select Social/SM/ Index. KLD also publishes the KLD Large Cap Social/SM/ Index, the KLD Broad Market Social/SM/ Index and the KLD Global Climate 100/SM/ Index. KLD is not affiliated with the Trust, BGI, BGFA, the Distributor, or any of their respective affiliates.

Cohen & Steers is the Index Provider for the Cohen & Steers Realty Majors Portfolio Index. Cohen & Steers is not affiliated with the Trust, BGI, BGFA, the Distributor, or any of their respective affiliates. Cohen & Steers is a leading manager of real estate securities.

BGI has entered into a license agreement with each of the Index Providers to use the Underlying Indexes. BGI is sub-licensing rights in the Underlying Indexes to the Trust at no charge.


--------------------------------------------------------------------------------
                                                                           59

THE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY DOW JONES. DOW JONES MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF SHARES OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN SHARES OF THE FUNDS PARTICULARLY. DOW JONES' ONLY RELATIONSHIP TO THE TRUST, BGI AND BGFA IS THE LICENSING OF CERTAIN TRADEMARKS, TRADE NAMES, AND SERVICE MARKS OF DOW JONES AND OF THE DOW JONES INDEXES, WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY DOW JONES WITHOUT REGARD TO THE TRUST, BGI OR BGFA. DOW JONES HAS NO OBLIGATION TO TAKE THE NEEDS OF BGFA, BGI OR THE OWNERS OF SHARES INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE DOW JONES INDEXES. DOW JONES IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OR THE TIMING OF, PRICES OF, OR QUANTITIES OF SHARES OF THE FUNDS TO BE LISTED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH SHARES OF THE FUNDS ARE TO BE CONVERTED INTO CASH. DOW JONES HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION OF THE TRUST OR THE MARKETING OR TRADING OF SHARES OF THE FUNDS. DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDEXES OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BGI AND BGFA, OWNERS OF SHARES OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDEXES OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES, BGI AND BGFA.

THE ISHARES KLD SELECT SOCIAL/SM/ INDEX FUND AND THE ISHARES KLD 400 SELECT SOCIAL INDEX FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY KLD RESEARCH & ANALYTICS, INC. ("KLD"). KLD MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF SHARES OF THE FUNDS OR TO ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF OWNING OR TRADING IN SHARES OF THE FUNDS. KLD'S ONLY RELATIONSHIP TO THE TRUST, BGI OR BGFA IS THE LICENSING OF CERTAIN TRADEMARKS, TRADE NAMES, AND SERVICE MARKS OF KLD AND OF THE KLD SELECT SOCIAL/SM/ INDEX AND THE DOMINI 400 SOCIAL INDEX, EACH OF WHICH IS DETERMINED, COMPOSED AND CALCULATED BY KLD WITHOUT REGARD TO THE TRUST, BGI, OR BGFA. KLD HAS NO OBLIGATION TO TAKE THE NEEDS OF BGI, BGFA OR THE OWNERS OF SHARES INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE KLD SELECT SOCIAL/SM/ INDEX AND THE DOMINI 400 SOCIAL INDEX. KLD IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OR THE TIMING OF, PRICES, OR QUANTITIES OF SHARES TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH SHARES ARE TO BE CONVERTED INTO CASH. KLD HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION OF THE TRUST OR THE MARKETING OR TRADING OF SHARES. KLD DOES NOT GUARANTEE THE ACCURACY AND/OR COMPLETENESS OF THE KLD SELECT SOCIAL/SM/ INDEX AND THE DOMINI 400 SOCIAL INDEX OR ANY DATA INCLUDED THEREIN. KLD MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BGI, BGFA, OWNERS OF SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE KLD SELECT SOCIAL/SM/ INDEX AND THE DOMINI 400 SOCIAL INDEX OR ANY DATA INCLUDED THEREIN. KLD MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE KLD SELECT SOCIAL/SM/ INDEX AND THE DOMINI 400 SOCIAL INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL KLD HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS BETWEEN KLD, BGI AND BGFA.

THE ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY COHEN & STEERS. COHEN & STEERS MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF SHARES OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND PARTICULARLY OR THE ABILITY OF THE COHEN & STEERS REALTY MAJORS INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE. COHEN & STEERS' ONLY RELATIONSHIP TO THE TRUST, BGI AND BGFA IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF COHEN & STEERS AND OF THE COHEN & STEERS


--------------------------------------------------------------------------------
     60
[GRAPHIC APPEARS HERE]

REALTY MAJORS INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY COHEN & STEERS WITHOUT REGARD TO THE TRUST, BGI, BGFA OR THE ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND. COHEN & STEERS HAS NO OBLIGATION TO TAKE THE NEEDS OF BGFA, BGI OR THE OWNERS OF SHARES OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE COHEN & STEERS REALTY MAJORS INDEX. COHEN & STEERS IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND OR THE TIMING OF THE ISSUANCE OR SALE OF THE ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH SHARES OF THE ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND ARE TO BE CONVERTED INTO CASH. COHEN & STEERS HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND. COHEN & STEERS DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE COHEN & STEERS REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN AND COHEN & STEERS SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. COHEN & STEERS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BGFA, BGI, OWNERS OF SHARES OF THE ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE COHEN & STEERS REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN. COHEN & STEERS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE COHEN & STEERS REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL COHEN & STEERS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE COHEN & STEERS REALTY MAJORS INDEX OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SHARES OF THE FUNDS ARE NOT SPONSORED, ENDORSED OR PROMOTED BY THE AMEX. THE AMEX MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF ANY FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF ANY FUND TO TRACK THE TOTAL RETURN PERFORMANCE OF ANY UNDERLYING INDEX OR THE ABILITY OF ANY UNDERLYING INDEX IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE AMEX IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE COMPILATION OR THE CALCULATION OF ANY UNDERLYING INDEX, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE SHARES OF ANY FUND TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE AMEX HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF ANY FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUNDS.

THE AMEX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST ON BEHALF OF THE FUNDS AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE AMEX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE AMEX HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SHARES OF THE FUNDS ARE NOT SPONSORED, ENDORSED OR PROMOTED BY THE NYSE. THE NYSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF ANY FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF A FUND TO TRACK THE TOTAL RETURN PERFORMANCE OF ANY UNDERLYING INDEX OR THE ABILITY OF ANY UNDERLYING INDEX IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE NYSE IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE COMPILATION OR THE CALCULATION OF ANY UNDERLYING INDEX, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE SHARES OF ANY FUND TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE NYSE HAS NO OBLIGATION OR


--------------------------------------------------------------------------------
                                                                           61

LIABILITY TO OWNERS OF THE SHARES OF ANY FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUNDS.

THE NYSE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE NYSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST ON BEHALF OF ITS FUNDS AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SUBJECT INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE NYSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE NYSE HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SHARES OF THE FUNDS ARE NOT SPONSORED, ENDORSED OR PROMOTED BY NYSE ARCA. NYSE ARCA MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF THE FUNDS TO TRACK THE TOTAL RETURN PERFORMANCE OF THE UNDERLYING INDEX OR THE ABILITY OF THE UNDERLYING INDEX IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. NYSE ARCA IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE COMPILATION OR THE CALCULATION OF THE UNDERLYING INDEX, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE SHARES OF THE FUNDS TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. NYSE ARCA HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF THE FUNDS IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUNDS. NYSE ARCA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. NYSE ARCA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST ON BEHALF OF THE FUNDS AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SUBJECT INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE.

NYSE ARCA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NYSE ARCA HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.


BGFA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN AND BGFA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.


BGFA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, TO THE OWNERS OF THE SHARES OF A FUND, OR TO ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. BGFA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BGFA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


--------------------------------------------------------------------------------
     62
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Supplemental Information


I. Premium/Discount Information
The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's NAV. NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns ("Market Price") of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.


Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.


The following information shows the frequency distributions of premiums and discounts for each Fund included in this Prospectus. The information shown for each Fund, except for the iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund, iShares Dow Jones U.S. Oil Equipment & Services Index Fund, iShares Dow Jones U.S. Pharmaceuticals Index Fund, iShares Dow Jones U.S. Healthcare Providers Index Fund, iShares Dow Jones U.S. Medical Devices Index Fund, iShares Dow Jones U.S. Broker-Dealers Index Fund, iShares Dow Jones U.S. Insurance Index Fund, iShares Dow Jones U.S. Regional Banks Index Fund, iShares Dow Jones U.S. Aerospace & Defense Index Fund, iShares Dow Jones U.S. Home Construction Index Fund and iShares KLD 400 Social Index Fund is for each full calendar quarter of 2006 through June 30, 2007.

The information shown for the iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund, iShares Dow Jones U.S. Oil Equipment & Services Index Fund, iShares Dow Jones U.S. Pharmaceuticals Index Fund, iShares Dow Jones U.S. Healthcare Providers Index Fund, iShares Dow Jones U.S. Medical Devices Index Fund, iShares Dow Jones U.S. Broker-Dealers Index Fund, iShares Dow Jones U.S. Insurance Index Fund, iShares Dow Jones U.S. Regional Banks Index Fund, iShares Dow Jones U.S. Aerospace & Defense Index Fund and iShares Dow Jones U.S. Home Construction Index Fund is for each full calendar quarter from July 1, 2006 through June 30, 2007.

The information shown for the iShares KLD 400 Social Index Fund is for each full calendar quarter from January 1, 2007 through June 30, 2007.

EACH LINE IN THE TABLE SHOWS THE NUMBER OF TRADING DAYS IN WHICH A FUND TRADES WITHIN THE PREMIUM/DISCOUNT RANGE INDICATED. THE NUMBER OF TRADING DAYS IN EACH PREMIUM/DISCOUNT RANGE IS ALSO SHOWN AS A PERCENTAGE OF THE TOTAL NUMBER OF TRADING DAYS IN THE PERIOD COVERED BY EACH TABLE. ALL DATA PRESENTED HERE REPRESENTS PAST PERFORMANCE, WHICH CANNOT BE USED TO PREDICT FUTURE RESULTS.



FUND                               PREMIUM/DISCOUNT RANGE                     NUMBER OF DAYS    PERCENTAGE OF TOTAL DAYS
=================================  ========================================  ================  =========================
iShares Dow Jones U.S. Aerospace
&
 Defense Index Fund                BETWEEN 0.5% AND -0.5%                           249         99.60%
                                   Less than -0.5% and Greater than -1.0%             1          0.40
                                                                                    ---         -----
                                                                                    250        100.00%
                                                                                    ===        ======


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                                                                           63

FUND                               PREMIUM/DISCOUNT RANGE                     NUMBER OF DAYS    PERCENTAGE OF TOTAL DAYS
=================================  ========================================  ================  =========================
iShares Dow Jones U.S. Basic
Materials
 Sector Index Fund                 Greater than 0.5% and Less than 1.0%               3                    0.80%
                                   BETWEEN 0.5% AND -0.5%                           372                   99.20
                                                                                    ---                   -----
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Dow Jones U.S.
Broker-Dealers
 Index Fund                        BETWEEN 0.5% AND -0.5%                           250                  100.00%
                                                                                    ---                  ------
                                                                                    250                  100.00%
                                                                                    ===                  ======
iShares Dow Jones U.S. Consumer
Goods
 Sector Index Fund                 Greater than 0.5% and Less than 1.0%               1                    0.27%
                                   BETWEEN 0.5% AND -0.5%                           374                   99.73
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Dow Jones U.S. Consumer
Services
 Sector Index Fund                 Greater than 0.5% and Less than 1.0%               2                    0.53%
                                   BETWEEN 0.5% AND -0.5%                           371                   98.94
                                   Less than -0.5% and Greater than -1.0%             2                    0.53
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Dow Jones U.S. Financial
Sector
 Index Fund                        Greater than 0.5% and Less than 1.0%               3                    0.80%
                                   BETWEEN 0.5% AND -0.5%                           370                   98.67
                                   Less than -0.5% and Greater than -1.0%             2                    0.53
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Dow Jones U.S. Financial
Services
 Index Fund                        Greater than 1.0% and Less than 1.5%               1                    0.27%
                                   Greater than 0.5% and Less than 1.0%               2                    0.53
                                   BETWEEN 0.5% AND -0.5%                           370                   98.67
                                   Less than -0.5% and Greater than -1.0%             2                    0.53
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Dow Jones U.S. Healthcare
 Providers Index Fund              Greater than 0.5%                                  1                    0.40%
                                   BETWEEN 0.5% AND -0.5%                           248                   99.20
                                   Less than -0.5% and Greater than -1.0%             1                    0.40
                                                                                    ---                  ------
                                                                                    250                  100.00%
                                                                                    ===                  ======
iShares Dow Jones U.S. Home
Construction
 Index Fund                        Greater than 0.5% and Less than 1.0%               1                    0.40%
                                   BETWEEN 0.5% AND -0.5%                           247                   98.80
                                   Less than -0.5% and Greater than -1.0%             2                    0.80
                                                                                    ---                  ------
                                                                                    250                  100.00%
                                                                                    ===                  ======


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     64
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FUND                               PREMIUM/DISCOUNT RANGE                     NUMBER OF DAYS    PERCENTAGE OF TOTAL DAYS
=================================  ========================================  ================  =========================
iShares Dow Jones U.S.
Industrial Sector
 Index Fund                        Greater than 0.5% and Less than 1.0%               3          0.80%
                                   BETWEEN 0.5% AND -0.5%                           372         99.20
                                                                                    ---         -----
                                                                                    375        100.00%
                                                                                    ===        ======
iShares Dow Jones U.S. Insurance
Index
 Fund                              BETWEEN 0.5% AND -0.5%                           250        100.00%
                                                                                    ---        ------
                                                                                    250        100.00%
                                                                                    ===        ======
iShares Dow Jones U.S. Medical
Devices
 Index Fund                        BETWEEN 0.5% AND -0.5%                           250        100.00%
                                                                                    ---        ------
                                                                                    250        100.00%
                                                                                    ===        ======
iShares Dow Jones U.S. Oil
Equipment &
 Services Index Fund               Greater than 1.0% and Less than 1.5%               1          0.40%
                                   Greater than 0.5% and Less than 1.0%               7          2.80
                                   BETWEEN 0.5% AND -0.5%                           241         96.40
                                   Less than -0.5% and Greater than -1.0%             1          0.40
                                                                                    ---        ------
                                                                                    250        100.00%
                                                                                    ===        ======
iShares Dow Jones U.S. Oil & Gas
 Exploration & Production Index    BETWEEN 0.5% AND -0.5%                           248         99.20%
  Fund
                                   Less than -0.5% and Greater than -1.0%             2          0.80
                                                                                    ---        ------
                                                                                    250        100.00%
                                                                                    ===        ======
iShares Dow Jones U.S.
Pharmaceuticals
 Index Fund                        BETWEEN 0.5% AND -0.5%                           250        100.00%
                                                                                    ---        ------
                                                                                    250        100.00%
                                                                                    ===        ======
iShares Dow Jones U.S. Real
Estate Index
 Fund                              Greater than 0.5% and Less than 1.0%               2          0.53%
                                   BETWEEN 0.5% AND -0.5%                           372         99.20
                                   Less than -0.5% and Greater than -1.0%             1          0.27
                                                                                    ---        ------
                                                                                    375        100.00%
                                                                                    ===        ======
iShares Dow Jones U.S. Regional
Banks
 Index Fund                        BETWEEN 0.5% AND -0.5%                           250        100.00%
                                                                                    ---        ------
                                                                                    250        100.00%
                                                                                    ===        ======


--------------------------------------------------------------------------------
                                                                           65

FUND                               PREMIUM/DISCOUNT RANGE                     NUMBER OF DAYS    PERCENTAGE OF TOTAL DAYS
=================================  ========================================  ================  =========================
iShares KLD 400 Social Index Fund  Greater than 0.5% and Less than 1.0%               2                    1.61%
                                   BETWEEN 0.5% AND -0.5%                           122                   98.39
                                                                                    ---                   -----
                                                                                    124                  100.00%
                                                                                    ===                  ======
iShares KLD Select Social/SM/      Greater than 0.5% and Less than 1.0%               2                    0.53%
  Index Fund
                                   BETWEEN 0.5% AND -0.5%                           372                   99.20
                                   Less than -0.5% and Greater than -1.0%             1                    0.27
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Cohen & Steers Realty
Majors
 Index Fund                        Greater than 0.5%                                  3                    0.80%
                                   BETWEEN 0.5% AND -0.5%                           372                   99.20
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======


--------------------------------------------------------------------------------
     66
[GRAPHIC APPEARS HERE]

II. Total Return Information

The tables below present information about the total return of each Fund's Underlying Index and the total return of each Fund. The information presented for each Fund is for its fiscal year ended April 30, 2007.

"Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share NAV is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate Market Price is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Funds' NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund's inception, for the period from inception to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

             ISHARES DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND
                        PERFORMANCE AS OF APRIL 30, 2007



        Cumulative Total Returns
=========================================
          INCEPTION TO 4/30/07*
=========================================
           NAV            MARKET   INDEX
======================== ======== =======
  16.33%                 16.37%   16.98%



--------
* Total market returns for the period since inception are calculated from the inception date of the Fund (5/1/06). The first day of secondary market trading in shares of the Fund was 5/5/06.


--------------------------------------------------------------------------------
                                                                           67

           ISHARES DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND
                        PERFORMANCE AS OF APRIL 30, 2007



                                   Average Annual Total Returns
===================================================================================================
              YEAR ENDED 4/30/07                FIVE YEARS ENDED 4/30/07    INCEPTION TO 4/30/07*
============================================== ========================== =========================
             NAV              MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
============================ ======== ======== ======== ======== ======== ======== ======== =======
  15.10%                     15.18%   15.61%   12.66%   12.71%   13.33%   11.22%   11.21%   11.83%



                                     Cumulative Total Returns
==================================================================================================
            YEAR ENDED 4/30/07              FIVE YEARS ENDED 4/30/07     INCEPTION TO 4/30/07*
========================================== ========================== ============================
           NAV            MARKET    INDEX     NAV    MARKET    INDEX     NAV      MARKET    INDEX
======================== ======== ======== ======== ======== ======== ========= ========= ========
  15.10%                 15.18%   15.61%   81.50%   81.89%   86.97%   107.90%   107.87%   115.83%



--------
* Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). The first day of secondary market trading in shares of the Fund was 6/19/00.

                ISHARES DOW JONES U.S. BROKER-DEALERS INDEX FUND
                        PERFORMANCE AS OF APRIL 30, 2007



        Cumulative Total Returns
=========================================
          INCEPTION TO 4/30/07*
=========================================
           NAV            MARKET   INDEX
======================== ======== =======
  13.59%                 13.55%   14.00%



--------
* Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). The first day of secondary market trading in shares of the Fund was 5/5/06.



            ISHARES DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND
                        PERFORMANCE AS OF APRIL 30, 2007



                                 Average Annual Total Returns
===============================================================================================
              YEAR ENDED 4/30/07               FIVE YEARS ENDED 4/30/07  INCEPTION TO 4/30/07*
============================================== ======================== =======================
             NAV              MARKET    INDEX    NAV    MARKET   INDEX    NAV    MARKET   INDEX
============================ ======== ======== ======= ======== ======= ======= ======== ======
  17.93%                     18.10%   18.52%   7.32%    7.31%   7.94%   8.05%    8.06%   8.74%



                                   Cumulative Total Returns
===============================================================================================
            YEAR ENDED 4/30/07              FIVE YEARS ENDED 4/30/07    INCEPTION TO 4/30/07*
========================================== ========================== =========================
           NAV            MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
======================== ======== ======== ======== ======== ======== ======== ======== =======
  17.93%                 18.10%   18.52%   42.35%   42.32%   46.55%   70.43%   70.52%   78.01%



--------
* Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). The first day of secondary market trading in shares of the Fund was 6/16/00.


--------------------------------------------------------------------------------
     68
[GRAPHIC APPEARS HERE]

          ISHARES DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

                        PERFORMANCE AS OF APRIL 30, 2007



                                 Average Annual Total Returns
===============================================================================================
              YEAR ENDED 4/30/07               FIVE YEARS ENDED 4/30/07  INCEPTION TO 4/30/07*
============================================== ======================== =======================
             NAV              MARKET    INDEX    NAV    MARKET   INDEX    NAV    MARKET   INDEX
============================ ======== ======== ======= ======== ======= ======= ======== ======
  13.56%                     13.54%   14.09%   5.09%    5.11%   5.64%   2.57%    2.57%   3.11%



                                   Cumulative Total Returns
===============================================================================================
            YEAR ENDED 4/30/07              FIVE YEARS ENDED 4/30/07    INCEPTION TO 4/30/07*
========================================== ========================== =========================
           NAV            MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
======================== ======== ======== ======== ======== ======== ======== ======== =======
  13.56%                 13.54%   14.09%   28.19%   28.31%   31.58%   19.13%   19.13%   23.43%



--------
* Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). The first day of secondary market trading in shares of the Fund was 6/20/00.

               ISHARES DOW JONES U.S. FINANCIAL SECTOR INDEX FUND
                        PERFORMANCE AS OF APRIL 30, 2007



                                  Average Annual Total Returns
=================================================================================================
              YEAR ENDED 4/30/07               FIVE YEARS ENDED 4/30/07   INCEPTION TO 4/30/07*
============================================== ========================= ========================
             NAV              MARKET    INDEX    NAV    MARKET    INDEX    NAV    MARKET   INDEX
============================ ======== ======== ======= ======== ======== ======= ======== =======
  11.20%                     11.21%   11.72%   9.93%    9.95%   10.56%   9.56%    9.57%   10.21%



                                   Cumulative Total Returns
===============================================================================================
            YEAR ENDED 4/30/07              FIVE YEARS ENDED 4/30/07    INCEPTION TO 4/30/07*
========================================== ========================== =========================
           NAV            MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
======================== ======== ======== ======== ======== ======== ======== ======== =======
  11.20%                 11.21%   11.72%   60.53%   60.67%   65.17%   88.55%   88.56%   96.37%



--------
* Total returns for the periods since inception are calculated from the inception date of the Fund (5/22/00). The first day of secondary market trading in shares of the Fund was 5/31/00.

              ISHARES DOW JONES U.S. FINANCIAL SERVICES INDEX FUND
                        PERFORMANCE AS OF APRIL 30, 2007



                                 Average Annual Total Returns
===============================================================================================
             YEAR ENDED 4/30/07               FIVE YEARS ENDED 4/30/07   INCEPTION TO 4/30/07*
============================================= ========================= =======================
             NAV              MARKET   INDEX    NAV    MARKET    INDEX    NAV    MARKET   INDEX
============================ ======== ======= ======= ======== ======== ======= ======== ======
  8.93%                       9.02%   9.44%   9.71%    9.74%   10.34%   8.60%    8.61%   9.24%



                                   Cumulative Total Returns
==============================================================================================
           YEAR ENDED 4/30/07              FIVE YEARS ENDED 4/30/07    INCEPTION TO 4/30/07*
========================================= ========================== =========================
           NAV            MARKET   INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
======================== ======== ======= ======== ======== ======== ======== ======== =======
  8.93%                   9.02%   9.44%   58.91%   59.19%   63.55%   76.43%   76.56%   83.71%



--------
* Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). The first day of secondary market trading in shares of the Fund was 6/19/00.


--------------------------------------------------------------------------------
                                                                           69

            ISHARES DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND
                        PERFORMANCE AS OF APRIL 30, 2007



        Cumulative Total Returns
=========================================
          INCEPTION TO 4/30/07*
=========================================
           NAV            MARKET   INDEX
======================== ======== =======
  18.68%                 18.68%   19.55%



--------
* Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). The first day of secondary market trading in shares of the Fund was 5/5/06.

              ISHARES DOW JONES U.S. HOME CONSTRUCTION INDEX FUND
                        PERFORMANCE AS OF APRIL 30, 2007



          Cumulative Total Returns
=============================================
            INCEPTION TO 4/30/07*
=============================================
           NAV             MARKET     INDEX
======================== ========== =========
  (26.44)%               (26.48)%   (25.73)%



--------
* Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). The first day of secondary market trading in shares of the Fund was 5/5/06.

              ISHARES DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND
                        PERFORMANCE AS OF APRIL 30, 2007



                                  Average Annual Total Returns
================================================================================================
              YEAR ENDED 4/30/07               FIVE YEARS ENDED 4/30/07   INCEPTION TO 4/30/07*
============================================== ========================= =======================
             NAV              MARKET    INDEX    NAV    MARKET    INDEX    NAV    MARKET   INDEX
============================ ======== ======== ======= ======== ======== ======= ======== ======
  10.24%                     10.27%   10.82%   9.99%   10.00%   10.53%   3.70%    3.71%   3.72%



                                   Cumulative Total Returns
===============================================================================================
            YEAR ENDED 4/30/07              FIVE YEARS ENDED 4/30/07    INCEPTION TO 4/30/07*
========================================== ========================== =========================
           NAV            MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
======================== ======== ======== ======== ======== ======== ======== ======== =======
  10.24%                 10.27%   10.82%   60.99%   61.03%   64.98%   28.43%   28.47%   28.56%



--------
* Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). The first day of secondary market trading in shares of the Fund was 6/20/00.


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     70
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                  ISHARES DOW JONES U.S. INSURANCE INDEX FUND
                        PERFORMANCE AS OF APRIL 30, 2007



        Cumulative Total Returns
=========================================
          INCEPTION TO 4/30/07*
=========================================
           NAV            MARKET   INDEX
======================== ======== =======
  13.20%                 13.38%   13.78%



--------
* Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). The first day of secondary market trading in shares of the Fund was 5/5/06.

               ISHARES DOW JONES U.S. MEDICAL DEVICES INDEX FUND
                        PERFORMANCE AS OF APRIL 30, 2007



        Cumulative Total Returns
=========================================
          INCEPTION TO 4/30/07*
=========================================
           NAV            MARKET   INDEX
======================== ======== =======
  10.10%                 10.10%   10.62%



--------
* Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). The first day of secondary market trading in shares of the Fund was 5/5/06.

           ISHARES DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND
                        PERFORMANCE AS OF APRIL 30, 2007



        Cumulative Total Returns
========================================
         INCEPTION TO 4/30/07*
========================================
           NAV            MARKET   INDEX
======================== ======== ======
  0.85%                   0.78%   1.34%



--------
* Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). The first day of secondary market trading in shares of the Fund was 5/5/06.


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                                                                           71

     ISHARES DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND
                        PERFORMANCE AS OF APRIL 30, 2007



        Cumulative Total Returns
========================================
         INCEPTION TO 4/30/07*
========================================
           NAV            MARKET   INDEX
======================== ======== ======
  7.97%                   7.91%   8.31%



--------
* Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). The first day of secondary market trading in shares of the Fund was 5/5/06.

               ISHARES DOW JONES U.S. PHARMACEUTICALS INDEX FUND
                        PERFORMANCE AS OF APRIL 30, 2007



        Cumulative Total Returns
=========================================
          INCEPTION TO 4/30/07*
=========================================
           NAV            MARKET   INDEX
======================== ======== =======
  16.65%                 16.67%   17.05%



--------
* Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). The first day of secondary market trading in shares of the Fund was 5/5/06.


                 ISHARES DOW JONES U.S. REAL ESTATE INDEX FUND

                        PERFORMANCE AS OF APRIL 30, 2007



                                   Average Annual Total Returns
===================================================================================================
              YEAR ENDED 4/30/07                FIVE YEARS ENDED 4/30/07    INCEPTION TO 4/30/07*
============================================== ========================== =========================
             NAV              MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
============================ ======== ======== ======== ======== ======== ======== ======== =======
  25.35%                     25.33%   24.47%   20.61%   20.64%   21.14%   19.94%   19.93%   20.49%



                                      Cumulative Total Returns
=====================================================================================================
            YEAR ENDED 4/30/07               FIVE YEARS ENDED 4/30/07       INCEPTION TO 4/30/07*
========================================== ============================= ============================
           NAV            MARKET    INDEX     NAV      MARKET    INDEX      NAV      MARKET    INDEX
======================== ======== ======== ========= ========= ========= ========= ========= ========
  25.35%                 25.33%   24.47%   155.20%   155.53%   160.87%   249.74%   249.50%   260.43%



--------
* Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). The first day of secondary market trading in shares of the Fund was 6/19/00.


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     72
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               ISHARES DOW JONES U.S. REGIONAL BANKS INDEX FUND
                        PERFORMANCE AS OF APRIL 30, 2007



        Cumulative Total Returns
========================================
         INCEPTION TO 4/30/07*
========================================
           NAV            MARKET   INDEX
======================== ======== ======
  5.11%                   5.13%   5.69%



--------
* Total returns for the period since inception are calculated from the inception date of the Fund (5/1/06). The first day of secondary market trading in shares of the Fund was 5/5/06.

                       ISHARES KLD 400 SOCIAL INDEX FUND
                        PERFORMANCE AS OF APRIL 30, 2007



        Cumulative Total Returns
========================================
         INCEPTION TO 4/30/07*
========================================
           NAV            MARKET   INDEX
======================== ======== ======
  5.72%                   5.76%   5.97%



--------
* Total returns for the period since inception are calculated from the inception date of the Fund (11/14/06). The first day of secondary market trading in shares of the Fund was 11/17/06.

                    ISHARES KLD SELECT SOCIAL/SM/ INDEX FUND

                        PERFORMANCE AS OF APRIL 30, 2007



                      Average Annual Total Returns
========================================================================
              YEAR ENDED 4/30/07                 INCEPTION TO 4/30/07*
============================================== =========================
             NAV              MARKET    INDEX     NAV    MARKET   INDEX
============================ ======== ======== ======== ======== =======
  12.58%                     12.63%   13.16%   11.20%   11.22%   11.83%



        Cumulative Total Returns
=========================================
          INCEPTION TO 4/30/07*
=========================================
           NAV            MARKET   INDEX
======================== ======== =======
  27.19%                 27.25%   28.74%



--------
* Total returns for the periods since inception are calculated from the inception date of the Fund (1/24/05). The first day of secondary market trading in shares of the Fund was 1/28/05.


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                                                                           73

                ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND
                        PERFORMANCE AS OF APRIL 30, 2007



                                   Average Annual Total Returns
===================================================================================================
              YEAR ENDED 4/30/07                FIVE YEARS ENDED 4/30/07    INCEPTION TO 4/30/07*
============================================== ========================== =========================
             NAV              MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
============================ ======== ======== ======== ======== ======== ======== ======== =======
  29.16%                     29.10%   29.68%   23.68%   23.69%   24.34%   22.06%   22.06%   22.66%



                                      Cumulative Total Returns
=====================================================================================================
            YEAR ENDED 4/30/07               FIVE YEARS ENDED 4/30/07       INCEPTION TO 4/30/07*
========================================== ============================= ============================
           NAV            MARKET    INDEX     NAV      MARKET    INDEX      NAV      MARKET    INDEX
======================== ======== ======== ========= ========= ========= ========= ========= ========
  29.16%                 29.10%   29.68%   189.44%   189.57%   197.18%   247.73%   247.79%   258.34%



--------
* Total returns for the periods since inception are calculated from the inception date of the Fund (1/29/01). The first day of secondary market trading in shares of the Fund was 2/2/01.


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     74
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Copies of the Prospectus, SAI, and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund's investments is available in the Fund's Annual or Semi-Annual reports to shareholders. In a Fund's Annual Report, you will find a discussion of the market conditions and investments strategies that significantly affected the Fund's performance during the last fiscal year.

If you have any questions about the Trust or shares of the Funds or you wish to obtain the SAI, Semi-Annual or Annual report free of charge, please:



     Call:         1-800-iShares
     (toll free)   1-800-474-2737
                   Monday through Friday
                   8:00 a.m. to 6:30 p.m. (Eastern Time)

     E-mail:       iSharesfunds@seic.com

     Write:        iShares Trust
                   c/o SEI Investments Distribution Co.
                   One Freedom Valley Drive
                   Oaks, PA 19456



Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC Washington, D.C. 20549-0102.


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT ANY FUND AND ITS SHARES NOT CONTAINED IN THIS PROSPECTUS AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION. READ AND KEEP THE PROSPECTUS FOR FUTURE REFERENCE.


                   Investment Company Act File No.: 811-09729

                           For more information visit
                              Our website or call
                         1-800-iShares (1-800-474-2737)
                                WWW.ISHARES.COM

BGI-F-020-08007


[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

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                                               iSHARES(Reg. TM) DOW JONES SERIES
                                                     Prospectus - August 1, 2007

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

iShares Dow Jones EPAC Select Dividend Index Fund iShares Dow Jones Select Dividend Index Fund iShares Dow Jones Transportation Average Index Fund iShares Dow Jones U.S. Energy Sector Index Fund iShares Dow Jones U.S. Healthcare Sector Index Fund iShares Dow Jones U.S. Technology Sector Index Fund iShares Dow Jones U.S. Telecommunications Sector Index Fund iShares Dow Jones U.S. Total Market Index Fund iShares Dow Jones U.S. Utilities Sector Index Fund


[GRAPHIC APPEARS HERE]
iShares(Reg. TM)
iShares Trust


ISHARES TRUST (the "Trust") is a registered investment company that consists of over 100 separate investment portfolios called "Funds." This Prospectus relates to the following Funds:

     iShares Dow Jones EPAC Select Dividend Index Fund iShares Dow Jones Select Dividend Index Fund iShares Dow Jones Transportation Average Index Fund

     iShares Dow Jones U.S. Energy Sector Index Fund iShares Dow Jones U.S. Healthcare Sector Index Fund iShares Dow Jones U.S. Technology Sector Index Fund iShares Dow Jones U.S. Telecommunications Sector Index Fund iShares Dow Jones U.S. Total Market Index Fund iShares Dow Jones U.S. Utilities Sector Index Fund


Each Fund issues and redeems shares at their net asset value ("NAV") only in blocks of 50,000 shares or multiples thereof ("Creation Units"). Only certain large institutional investors known as Authorized Participants may purchase or redeem Creation Units directly with a Fund at NAV. These transactions are usually in exchange for a basket of securities similar to a Fund's portfolio and an amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES. SHAREHOLDERS WHO ARE NOT AUTHORIZED PARTICIPANTS MAY NOT REDEEM SHARES DIRECTLY FROM A FUND AT NAV.

iShares(Reg. TM) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

                        PROSPECTUS DATED AUGUST 1, 2007

Table of Contents

"Dow Jones", "Dow Jones EPAC Select Dividend Index", "Dow Jones U.S. Select Dividend Index", "Dow Jones Transportation Average Index", "Dow Jones U.S. Health Care Index", "Dow Jones U.S. Oil & Gas Index", "Dow Jones U.S. Technology Index", "Dow Jones U.S. Select Telecommunications Index", "Dow Jones U.S. Total Market Index" and "Dow Jones U.S. Utilities Index" are servicemarks of Dow Jones & Company, Inc. ("Dow Jones") and are marks that have been licensed for use for certain purposes by BGI.



  Introduction ..................   1
  Investment Objectives of the      1
  Funds
  Principal Investment              2
  Strategies of the Funds
  Principal Risks of the Funds ..   4
  Portfolio Holdings Information    7
  Descriptions of the Funds .....   8
  iShares Dow Jones EPAC Select     8
  Dividend Index Fund
  iShares Dow Jones Select         11
  Dividend Index Fund
  iShares Dow Jones                12
Transportation Average Index
  Fund
  iShares Dow Jones U.S. Energy    13
  Sector Index Fund
  iShares Dow Jones U.S.           14
  Healthcare Sector Index Fund
  iShares Dow Jones U.S.           15
  Technology Sector Index Fund
  iShares Dow Jones U.S.           16
Telecommunications Sector Index
  Fund
  iShares Dow Jones U.S. Total     17
  Market Index Fund
  iShares Dow Jones U.S.           18
  Utilities Sector Index Fund
  Performance Information .......  19
  Fees and Expenses .............  24
  Management ....................  25
  Shareholder Information .......  27
  Distribution ..................  33
  Financial Highlights ..........  34
  Index Provider ................  39
  Disclaimers ...................  40
  Supplemental Information ......  42
--------------------------------------------------------------------------------

Introduction
This Prospectus contains important information about investing in the Funds. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds is available at www.iShares.com.

Barclays Global Fund Advisors ("BGFA") is the investment adviser to the Funds. BGFA is a subsidiary of BGI. The shares of each Fund are listed and trade at market prices on a national securities exchange such as the American Stock Exchange, the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE") or the NYSE Arca, Inc ("NYSE Arca"). The market price for a share of a Fund may be different from the Fund's most recent NAV per share. Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund is an exchange traded fund (commonly referred to as an "ETF"). ETFs are funds that trade like other publicly-traded securities and are designed to track an index. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, only Authorized Participants may purchase or redeem shares directly from the Funds at NAV. Also, unlike shares of a mutual fund, the shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Each Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Funds are designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BGFA or any of its affiliates.

Investment Objectives of the Funds
Each Fund is an "index fund" that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index"). Except for the iShares Dow Jones U.S. Total Market Index Fund, each Fund's investment objective and its Underlying Index may be changed without shareholder approval.

Each of the Underlying Indexes is sponsored by an organization (the "Index Provider") that is independent of the Funds and BGFA. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Each Fund's Index Provider is set forth below:



FUND                                INDEX PROVIDER
---------------------------------  ---------------
iShares Dow Jones EPAC Select         Dow Jones
  Dividend Index Fund
iShares Dow Jones Select              Dow Jones
  Dividend Index Fund
iShares Dow Jones Transportation      Dow Jones
  Average Index Fund
iShares Dow Jones U.S. Energy         Dow Jones
  Sector Index Fund
iShares Dow Jones U.S.                Dow Jones
  Healthcare Sector Index Fund
iShares Dow Jones U.S.                Dow Jones
  Technology Sector Index Fund
iShares Dow Jones U.S.                Dow Jones
  Telecommunications Sector
 Index Fund
iShares Dow Jones U.S. Total          Dow Jones
  Market Index Fund
iShares Dow Jones U.S. Utilities      Dow Jones
  Sector Index Fund

--------------------------------------------------------------------------------
                                                                             1

Additional information regarding the Index Provider is provided in the INDEX PROVIDER section of this Prospectus.

Principal Investment Strategies of the Funds
The principal investment strategies common to each of the Funds are described below. Additional information regarding each Fund's principal investment strategies is provided in the DESCRIPTIONS OF THE FUNDS section of this Prospectus.


BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the indexes they track and do not seek temporary defensive positions when markets decline or appear overvalued.


Indexing eliminates the chance that a Fund may substantially outperform its Underlying Index, but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund generally will invest at least 90% of its assets in the securities of its Underlying Index or in American Depositary Receipts ("ADRs"), or other depositary receipts representing securities in the Underlying Index. A Fund may invest the remainder of its assets in securities not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). A Fund also may invest its other assets in futures contracts, options on futures contracts, options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

BGFA uses a representative sampling indexing strategy to manage the Funds as described below.

Representative Sampling
"Representative sampling" is an indexing strategy that involves investing in a representative sample of the securities included in the relevant Underlying Index that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the relevant Underlying Index. A Fund may or may not hold all of the securities that are included in the relevant Underlying Index.


Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between a Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Funds but not to the Underlying Indexes) or representative sampling.

BGFA expects that, over time, the correlation between a Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A correlation percentage of 100% would indicate perfect correlation. The difference between 100% correlation and a Fund's actual correlation with its Underlying Index is called "tracking error." The Funds' use of a representative sampling indexing strategy can be expected to result in greater tracking error than if the Funds used a replication indexing strategy.

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     2
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"Replication" is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.


Industry Concentration Policy

A Fund will concentrate its investments (I.E., hold 25% or more of its total assets) in a particular industry or group of industries only to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

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                                                                             3

Principal Risks of the Funds
Each Fund may be subject to the principal risks noted below, as well as those specifically identified in the DESCRIPTIONS OF THE FUNDS section of this Prospectus. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and its ability to meet its investment objective. Below is a table that identifies the risks described in this section that are applicable to a particular Fund:



                                    ASSET
                                    CLASS    CONCENTRATION    MANAGEMENT    MARKET
FUND                                 RISK         RISK           RISK        RISK
iShares Dow Jones EPAC Select
Dividend Index
  Fund                                o            o               o          o
iShares Dow Jones Select              o            o               o          o
  Dividend Index Fund
iShares Dow Jones Transportation
Average Index
  Fund                                o            o               o          o
iShares Dow Jones U.S. Energy         o            o               o          o
  Sector Index Fund
iShares Dow Jones U.S.
Healthcare Sector Index
  Fund                                o            o               o          o
iShares Dow Jones U.S.
Technology Sector Index
  Fund                                o            o               o          o
iShares Dow Jones U.S.
Telecommunications
  Sector Index Fund                   o            o               o          o
iShares Dow Jones U.S. Total          o                            o          o
  Market Index Fund
iShares Dow Jones U.S. Utilities      o            o               o          o
  Sector Index Fund


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     4
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                                                  SECONDARY         SMALL
  MARKET                             PASSIVE        MARKET     CAPITALIZATION    TRACKING    ADDITIONAL
 TRADING    NON-DIVERSIFICATION    INVESTMENTS     TRADING        COMPANIES        ERROR     PRINCIPAL
  RISKS             RISK               RISK          RISK           RISK           RISK        RISKS*

    o                o                  o             o                              o           o
    o                o                  o             o                              o           o
    o                o                  o             o                              o           o
    o                o                  o             o               o              o           o
    o                o                  o             o               o              o           o
    o                o                  o             o               o              o           o
    o                o                  o             o               o              o           o
    o                                   o             o                              o
    o                o                  o             o               o              o           o



* Funds identified in this column are subject to additional principal risks that are described in the DESCRIPTION OF THE FUNDS section applicable to that Fund.

Asset Class Risk
The securities in the Underlying Index or a Fund's portfolio may underperform the returns of other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors. Different types of securities or indexes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Concentration Risk
If the Underlying Index or a Fund's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class. An investment in a Fund should not constitute a complete investment program.

Management Risk
Each Fund may be subject to management risk because each Fund does not fully replicate its Underlying Index and may hold securities that are not included in its Underlying Index. Management risk is the risk that BGFA's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Each Fund is managed in a manner that seeks to track the Fund's Underlying Index, and is therefore subject to passive investments risk, which is described below.


Market Risk

Each Fund's NAV will react to securities market movements. You could lose money over short periods due to fluctuation in the Fund's NAV in response to market movements, and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions or economic trends or events which are not specifically related to a company or to factors which


--------------------------------------------------------------------------------
                                                                             5
affect a particular industry or industries. During a general economic downturn in the securities markets, multiple assets classes may be negatively affected.


Market Trading Risks

ABSENCE OF ACTIVE MARKET

      Although shares of the Funds are listed for trading on a national securities exchange, there can be no assurance that an active trading market for such shares will develop or be maintained.


LACK OF MARKET LIQUIDITY

      Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.


SHARES OF EACH FUND WILL TRADE AT PRICES OTHER THAN NAV

      Shares of each Fund trade on exchanges at prices at, above or below their most recent prior NAV. The per share NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Fund's holdings since the most recent prior calculation. The trading prices of a Fund's shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of a Fund's shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS MAY LEAD TO A FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, given that shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that a Fund's shares normally will trade on exchanges at prices close to the Fund's next calculated NAV, exchange prices are not expected to correlate exactly with a Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, then the shareholder may sustain losses.

COSTS OF BUYING OR SELLING FUND SHARES

      Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you will also incur the cost of the "spread" - that is, the difference between what professional investors are willing to pay for Fund shares (the "bid" price) and the price at which they are willing to sell Fund shares (the "ask" price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Non-Diversification Risk

Certain of the Funds are classified as "non-diversified." A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.


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     6
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Passive Investments Risk
The Funds are not actively managed. Each Fund may be affected by a general decline in the stock market segments relating to its Underlying Index. Each Fund invests in the securities included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Secondary Market Trading Risk
Shares of a Fund may trade in the secondary market on days when the Funds do not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Funds accept purchase and redemption orders.

Small Capitalization Companies Risk
Funds that invest in the stocks of small capitalization companies are subject to the following additional risks:

[ ] The stock prices of small capitalization companies may be more volatile than those of larger companies and thus a Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.

[ ] Small capitalization companies may be less financially secure than larger, more established companies.

[ ] Small capitalization companies may depend on a small number of key personnel and thus are more vulnerable to loss of personnel.

[ ] Small capitalization companies generally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

[ ] The stocks of small capitalization companies may be thinly traded and thus may be difficult for a Fund to buy and sell.


Tracking Error Risk

Imperfect correlation between a Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause a Fund's performance to diverge from the performance of its Underlying Index. This is called "tracking error." Tracking error also may result because a Fund incurs fees and expenses while its Underlying Index does not incur such expenses.


Portfolio Holdings Information

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' combined Statement of Additional Information ("SAI"). The top holdings of each Fund can be found at www.iShares.com. Fund fact sheets provide information regarding each Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).


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Descriptions of the Funds

iShares Dow Jones EPAC Select Dividend Index Fund
CUSIP: 464288448
TRADING SYMBOL: IDV
UNDERLYING INDEX: Dow Jones EPAC Select Dividend Index
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Investment Objective

The iShares Dow Jones EPAC Select Dividend Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones EPAC Select Dividend Index (the "Underlying Index").


Principal Investment Strategy

The Underlying Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Underlying Index is comprised of 100 of the highest dividend-yielding securities (excluding Real Estate Investment Trusts ("REITs")) in the Dow Jones World Developed-Ex. U.S. Index, a broad-based index representative of the Europe, Pacific, Asia and Canada ("EPAC") regions, which covers developed markets, excluding the United States. To be included in the Underlying Index, the securities (i) must have paid dividends in each of the previous three years; (ii) must have a previous year's dividend per-share which is greater than or equal to its three year average dividend payout ratio; (iii) must have a five year average dividend per-share which is less than or equal to 1.5 times the five year average dividend payout ratio of the corresponding Dow Jones country index; and (iv) must have a minimum three-month average daily trading volume of $3,000,000. "Dividend payout ratio" reflects the percentage of a company's earnings paid out as dividends. A ratio of 60% would mean that a company paid out approximately 60% of its earnings as dividends. A company with a lower dividend payout ratio has more earnings to support dividends, and adjustments or changes in the level of earnings are therefore less likely to significantly affect the level of dividends paid. Positive dividend growth rate is a measure of dividend consistency, since it provides some indication of a company's ability to continue to pay dividends. The Underlying Index is reviewed annually. As of the close of business on May 1, 2007, the Underlying Index had a total market capitalization of approximately $1.9 trillion.

The Fund invests in foreign securities which may in some cases not produce qualifying dividend income. Please see the TAXES ON DISTRIBUTIONS section of this Prospectus.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

RELIANCE ON EXPORTS RISK. The Fund invests in securities of companies that are located in or whose securities are principally traded in the markets of the EPAC regions. The economies of the EPAC nations are dependent on each other and on the United States as key trading partners. Reduction in spending on the products and services of the EPAC regions or changes in any of these economies may cause an adverse impact on the companies in which the Fund invests.

ASIAN ECONOMIC RISK. Certain Asian economies may, at times, experience over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreasing exports or economic recessions. Economic events in any one country can have a significant effect on the entire region.


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Recently, some economies in the Asian region have suffered significant downturns, as well as significant volatility. Increased political and social unrest in any Asian country could cause further economic and market uncertainty in the region.

EUROPEAN ECONOMIC RISK. Most developed countries in Western Europe are members of the European Union ("EU") and the Economic and Monetary Union of the EU (the "EMU"). The EMU requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels, and fiscal and monetary controls, each of which may significantly affect every country in Europe. The adoption of the Euro as a common currency in many of the EMU member states has increased the likelihood that economic developments in any of the EMU member states will be reflected in the EMU as a whole. Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments. Most nations in the region are reliant on trade with other member states. Decreasing exports, changes in governmental regulation on trade, changes in the exchange rate of the Euro or recessions among EU members may affect the economies of other EU members and EPAC nations.

U.S. ECONOMIC RISK. The United States is a significant, and in some cases the most significant, trading partner of or foreign investor in certain EPAC nations and the economies of these countries may be particularly affected by changes in the U.S. economy. Decreasing U.S. imports, new trade regulations, changes in the dollar exchange rate or a recession in the United States may have a widespread effect on economies of the EPAC nations.

EUROPEAN UNION POLITICAL RISK. In May and June 2005, voters in France and the Netherlands rejected ratification of the European Constitution, causing some other countries to postpone moves toward ratification. Similar political developments could cause market disruptions that would adversely affect the value of securities held by the Fund.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of U.S. dollars, you may lose money if you invest in the Fund if the currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings increases.

CUSTODY RISK. Custody risk refers to the process of clearing and settling trades. This risk also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

FOREIGN SECURITIES RISK. Investments in the Fund generally involve certain risks and considerations not typically associated with investing in a fund that invests in the securities of U.S. issuers. Foreign markets are subject to special risks associated with foreign investment including, but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; smaller market capitalizations; less regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war.

GEOGRAPHIC RISK. Some countries in which the Fund invests are located in parts of the world prone to natural disasters, such as earthquakes, volcanoes or tsunamis, or are economically sensitive to environmental events. Any such event could cause a significant impact on their respective economies.

ISSUER RISK. The Fund depends on the performance of individual companies, which pay out dividends to stockholders. An issuer may perform poorly and the value of its securities may decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors. There is no guarantee that a company that paid dividends in the past will continue to do so in the future or


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will continue paying dividends at the same level. Issuers may, in times of distress or on their own discretion, decide not to pay any dividends at all to their stockholders.

LEGAL ENFORCEMENT OF SHAREHOLDER RIGHTS RISK. Legal principles relating to corporate affairs and the validity of corporate procedures, directors' fiduciary duties and liabilities and stockholders' rights may differ from those in the United States. Stockholders' rights under the laws of other nations may not be as extensive as those that exist under the laws of the United States. The Fund may therefore have more difficulty asserting its rights as a stockholder of a non-U.S. company in which it invests than it would as a stockholder of a comparable U.S. company.

SECURITY RISK. Some national economies have experienced acts of terrorism or have strained international relations due to territorial disputes, historical animosities or other defense concerns. These situations may cause uncertainty in the markets of developed nations and may affect the performance of their economies.

VALUATION RISK. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.


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iShares Dow Jones Select Dividend Index Fund
CUSIP: 464287168
TRADING SYMBOL: DVY
UNDERLYING INDEX: Dow Jones U.S. Select Dividend Index
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Investment Objective
The iShares Dow Jones Select Dividend Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Dividend Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Underlying Index is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Total Market Index, a broad-based index representative of the total market for U.S. equity securities. To be included in the Underlying Index, the securities (i) must have had a flat-to-positive dividend-per-share growth rate for each of the last five years; (ii) must have an average five-year dividend payout ratio of 60% or less; and (iii) must have a minimum three-month average trading volume of 200,000 shares a day. "Dividend payout ratio" reflects the percentage of a company's earnings paid out as dividends. A ratio of 60% would mean that a company paid out approximately 60% of its earnings as dividends. A company with a lower dividend payout ratio has more earnings to support dividends, and adjustments or changes in the level of earnings are therefore less likely to significantly affect the level of dividends paid. Positive dividend growth rate is a measure of dividend consistency, since it provides some indication of a company's ability to continue to pay dividends. The Underlying Index is reconstituted annually.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risk listed below:

[ ] There is no guarantee that a company that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.


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iShares Dow Jones Transportation Average Index Fund

CUSIP: 464287192

TRADING SYMBOL: IYT
UNDERLYING INDEX: Dow Jones Transportation Average Index
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Investment Objective

The iShares Dow Jones Transportation Average Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average Index (the "Underlying Index").


Principal Investment Strategy

The Underlying Index measures the performance of the transportation sector of the U.S. equity market. The Underlying Index includes companies in the following primary groups: airlines, trucking, railroads, air freight, transportation services and industrial services.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. As of the close of business on May 31, 2007, the Underlying Index was concentrated in the industrial transportation industry group, which comprised approximately 87% of the market capitalization of the Underlying Index.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The stock prices of companies in the transportation sector are affected by both supply and demand for their specific product or service for that sector.

[ ] Government regulation, world events and economic conditions may affect the performance of companies in the transportation sector.

[ ] The success of companies in the transportation sector may depend heavily on consumer spending and disposable household income.

[ ] Companies in the transportation sector may be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

[ ] Companies in the transportation sector may be adversely affected by depletion of resources, technology developments, labor relations and government regulations.


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iShares Dow Jones U.S. Energy Sector Index Fund
CUSIP: 464287796

TRADING SYMBOL: IYE
UNDERLYING INDEX: Dow Jones U.S. Oil & Gas Index
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Investment Objective

The iShares Dow Jones U.S. Energy Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Oil & Gas Index (the "Underlying Index").


Principal Investment Strategy

The Underlying Index measures the performance of the oil and gas sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: oil and gas producers and oil equipment, services and distribution.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. As of the close of business on May 31, 2007, the Underlying Index was concentrated in the integrated oil and gas group which comprised 52% of the market capitalization of the Underlying Index.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The profitability of companies in the oil and gas sector is related to worldwide energy prices, exploration, and production spending.

[ ] Companies in the oil and gas sector may be adversely affected by natural disasters.

[ ] Companies in the oil and gas sector may be at risk for environmental damage claims.

[ ] Companies in the oil and gas sector may be adversely affected by changes in exchange rates, interest rates and economic conditions.

[ ] Companies in the oil and gas sector may be adversely affected by government regulation or world events in the regions that the companies operate (E.G., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest).

[ ] Companies in the oil and gas sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.


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iShares Dow Jones U.S. Healthcare Sector Index Fund

CUSIP: 464287762

TRADING SYMBOL: IYH
UNDERLYING INDEX: Dow Jones U.S. Health Care Index
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Investment Objective

The iShares Dow Jones U.S. Healthcare Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Health Care Index (the "Underlying Index").


Principal Investment Strategy

The Underlying Index measures the performance of the healthcare sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: health care equipment and services and pharmaceuticals and biotechnology.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. As of the close of business on May 31, 2007, the Underlying Index was concentrated in the pharmaceuticals and biotechnology and healthcare equipment and services industry groups, which comprised 64% and 36%, respectively, of the market capitalization of the Underlying Index.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] Many companies in the healthcare sector are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies.

[ ] Companies in the healthcare sector may be subject to extensive litigation based on product liability and similar claims.

[ ] Companies in the healthcare sector are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

[ ] Many new products in the healthcare sector are subject to the approval of the U.S. Food and Drug Administration. The process of obtaining such approval is long and costly.

[ ]  Companies in the healthcare sector may be thinly capitalized.

[ ] Companies in the healthcare sector may be susceptible to product obsolescence.


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iShares Dow Jones U.S. Technology Sector Index Fund

CUSIP: 464287721

TRADING SYMBOL: IYW
UNDERLYING INDEX: Dow Jones U.S. Technology Index
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Investment Objective

The iShares Dow Jones U.S. Technology Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology Index (the "Underlying Index").


Principal Investment Strategy

The Underlying Index measures the performance of the technology sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: software and computer services and technology hardware and equipment.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. As of the close of business on May 31, 2007, the Underlying Index was concentrated in the technology hardware and equipment and software and computer services industry groups, which comprised 59% and 41%, respectively, of the market capitalization of the Underlying Index.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] Technology companies face intense competition, both domestically and internationally.

[ ] Technology companies may have limited product lines, markets, financial resources or personnel.

[ ] The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

[ ] Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

[ ] Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.


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iShares Dow Jones U.S. Telecommunications Sector Index Fund

CUSIP: 464287713

TRADING SYMBOL: IYZ

UNDERLYING INDEX: Dow Jones U.S. Select Telecommunications Index

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Investment Objective

The iShares Dow Jones U.S. Telecommunications Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Select Telecommunications Index (the "Underlying Index").


Principal Investment Strategy

The Underlying Index measures the performance of the telecommunications sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: fixed-line telecommunications and mobile telecommunications.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. As of the close of business on May 31, 2007, the Underlying Index was concentrated in the fixed-line communications and mobile telecommunications industry groups, which comprised 68% and 32%, respectively, of the market capitalization of the Underlying Index.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The domestic telecommunications market is characterized by increasing competition and regulation by the U.S. Federal Communications Commission and various state regulatory authorities.

[ ] Companies in the telecommunications sector need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

[ ] Technological innovations may make the products and services of telecommunications companies obsolete.


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iShares Dow Jones U.S. Total Market Index Fund

CUSIP: 464287846

TRADING SYMBOL: IYY
UNDERLYING INDEX: Dow Jones U.S. Total Market Index
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Investment Objective

The iShares Dow Jones U.S. Total Market Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Total Market Index (the "Underlying Index").


Principal Investment Strategy

The Underlying Index measures the performance of the U.S. equity broad market. The Underlying Index is comprised of all of the companies in the Dow Jones Large-Cap Index, Dow Jones Mid-Cap Index and Dow Jones Small-Cap Index.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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iShares Dow Jones U.S. Utilities Sector Index Fund

CUSIP: 464287697

TRADING SYMBOL: IDU
UNDERLYING INDEX: Dow Jones U.S. Utilities Index
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Investment Objective

The iShares Dow Jones U.S. Utilities Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Index (the "Underlying Index").


Principal Investment Strategy

The Underlying Index measures the performance of the utilities sector of the U.S. equity market. The Underlying Index includes companies in the following industry groups: electricity and gas, water and multi-utilities.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated. As of the close of business May 31, 2007, the Underlying Index was concentrated in the electricity industry group, which comprised 76% of the market capitalization of the Underlying Index.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The rates charged by regulated utility companies are subject to review and limitation by governmental regulatory commissions.

[ ] The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

[ ] As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures.

[ ] Deregulation is subjecting utility companies to greater competition and may adversely affect their profitability.


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Performance Information
The bar charts and table that follow show how the Funds have performed in the past on a calendar year basis and provide an indication of the risks of investing in the Funds. Both assume that all dividends and distributions have been reinvested in the Funds. How the Funds have performed in the past (before and after taxes) does not necessarily indicate how they will perform in the future. Supplemental information about each Fund's performance is shown under the heading TOTAL RETURN INFORMATION in the SUPPLEMENTAL INFORMATION section at the end of this Prospectus. Performance information for the iShares Dow Jones EPAC Select Dividend Index Fund is not presented because as of the date of this Prospectus, the Fund has been in operation for less than one full calendar year.

                  ISHARES DOW JONES SELECT DIVIDEND INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

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2004   17.91%
2005   2.98%
2006   19.41%

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/1/  The Fund's total return for the six months ended June 30, 2007 was 3.26%.

The best calendar quarter return during the period shown above was 7.85% in the 4th quarter of 2004; the worst was -1.58% in the 1st quarter of 2005.

              ISHARES DOW JONES TRANSPORTATION AVERAGE INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

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2004   27.87%
2005   11.03%
2006   8.92%

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/1/  The Fund's total return for the six months ended June 30, 2007 was 12.19%.

The best calendar quarter return during the period shown above was 17.14% in the 4th quarter of 2004; the worst was -9.53% in the 3rd quarter of 2006.

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                ISHARES DOW JONES U.S. ENERGY SECTOR INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

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2001   -11.83%
2002   -15.48%
2003   27.12%
2004   31.71%
2005   34.29%
2006   20.47%

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/1/  The Fund's total return for the six months ended June 30, 2007 was 18.48%.

The best calendar quarter return during the period shown above was 18.79% in the 3rd quarter of 2005; the worst was -17.55% in the 3rd quarter of 2002.

              ISHARES DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

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2001   -13.34%
2002   -21.20%
2003   18.70%
2004   3.91%
2005   7.65%
2006   6.47%

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/1/  The Fund's total return for the six months ended June 30, 2007 was 5.64%.

The best calendar quarter return during the period shown above was 11.23% in the 2nd quarter of 2003; the worst was -16.96% in the 1st quarter of 2001.

              ISHARES DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

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2001   -28.73%
2002   -39.02%
2003   50.14%
2004   1.15%
2005   2.73%
2006   9.55%

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/1/  The Fund's total return for the six months ended June 30, 2007 was 9.08%.

The best calendar quarter return during the period shown above was 36.98% in the 4th quarter of 2001; the worst was -36.47% in the 3rd quarter of 2001.

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          ISHARES DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

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2001   -18.66%
2002   -38.13%
2003   12.85%
2004   18.13%
2005   -2.42%
2006   32.37%

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/1/  The Fund's total return for the six months ended June 30, 2007 was 14.99%.

The best calendar quarter return during the period shown above was 34.65% in the 4th quarter of 2002; the worst was -27.17% in the 2nd quarter of 2002.

                 ISHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

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2001   -12.14%
2002   -22.17%
2003   30.42%
2004   11.78%
2005   6.14%
2006   15.32%

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/1/  The Fund's total return for the six months ended June 30, 2007 was 7.58%.

The best calendar quarter return during the period shown above was 16.12% in the 2nd quarter of 2003; the worst was -17.07% in the 3rd quarter of 2002.

               ISHARES DOW JONES U.S. UTILITIES SECTOR INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

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2001   -26.42%
2002   -21.62%
2003   24.11%
2004   23.26%
2005   14.63%
2006   20.70%

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/1/  The Fund's total return for the six months ended June 30, 2007 was 8.61%.

The best calendar quarter return during the period shown above was 19.33% in the 2nd quarter of 2003; the worst was -20.05% in the 3rd quarter of 2002.

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                         AVERAGE ANNUAL TOTAL RETURNS
                   (for the periods ended December 31, 2006)

                                                              SINCE FUND
                                    ONE YEAR    FIVE YEARS    INCEPTION
                                   ----------  ------------  -----------
ISHARES DOW JONES SELECT
  DIVIDEND INDEX FUND:
(INCEPTION DATE: 11/03/2003)
    Return Before Taxes               19.41%       N/A           14.94%
    Return After Taxes on             18.81%       N/A           14.34%
  Distributions(1)
    Return After Taxes on             13.32%       N/A           12.81%
Distributions and Sale of Fund
  Shares(1)
DOW JONES U.S. SELECT DIVIDEND
INDEX (Index returns do not
reflect deductions
for fees, expenses, or taxes)         19.56%       N/A           15.36%

ISHARES DOW JONES TRANSPORTATION
  AVERAGE INDEX FUND:
(INCEPTION DATE: 10/06/2003)
    Return Before Taxes                8.92%       N/A           17.09%
    Return After Taxes on              8.85%       N/A           16.92%
  Distributions(1)
    Return After Taxes on              5.90%       N/A           14.80%
Distributions and Sale of Fund
  Shares(1)
DOW JONES TRANSPORTATION AVERAGE
INDEX (Index returns do not
reflect
deductions for fees, expenses,         9.81%       N/A           17.61%
  or taxes)

ISHARES DOW JONES U.S. ENERGY
  SECTOR INDEX FUND:
(INCEPTION DATE: 6/12/2000)
    Return Before Taxes               20.47%       18.02%        12.64%
    Return After Taxes on             20.25%       17.70%        12.29%
  Distributions(1)
    Return After Taxes on             13.54%       15.77%        10.97%
Distributions and Sale of Fund
  Shares(1)
DOW JONES U.S. OIL & GAS INDEX
(Index returns do not reflect
deductions for
fees, expenses, or taxes)             22.77%       18.84%        13.33%

ISHARES DOW JONES U.S.
  HEALTHCARE SECTOR INDEX FUND:
(INCEPTION DATE: 6/12/2000)
    Return Before Taxes                6.47%        2.18%         2.37%
    Return After Taxes on              6.31%        2.03%         2.22%
  Distributions(1)
    Return After Taxes on              4.38%        1.81%         1.97%
Distributions and Sale of Fund
  Shares(1)
DOW JONES U.S. HEALTH CARE INDEX
(Index returns do not reflect
deductions for
fees, expenses, or taxes)              6.88%        2.74%         2.98%

ISHARES DOW JONES U.S.
  TECHNOLOGY SECTOR INDEX FUND:
(INCEPTION DATE: 5/15/2000)
    Return Before Taxes                9.55%        0.83%       -10.61%
    Return After Taxes on              9.54%        0.78%       -10.65%
  Distributions(1)
    Return After Taxes on              6.23%        0.70%        -8.53%
Distributions and Sale of Fund
  Shares(1)
DOW JONES U.S. TECHNOLOGY INDEX
(Index returns do not reflect
deductions for
fees, expenses, or taxes)             10.10%        1.41%       -10.09%

ISHARES DOW JONES U.S.
TELECOMMUNICATIONS SECTOR INDE  X
  FUND:
(INCEPTION DATE: 5/22/2000)
    Return Before Taxes               32.37%        1.28%        -7.34%
    Return After Taxes on             31.94%        0.80%        -7.82%
  Distributions(1)
    Return After Taxes on             21.54%        0.90%        -6.22%
Distributions and Sale of Fund
  Shares(1)
DOW JONES U.S. SELECT
TELECOMMUNICATIONS INDEX (Inde  x
returns do not
reflect deductions for fees,          36.83%        1.84%        -4.98%
  expenses, or taxes)

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                         AVERAGE ANNUAL TOTAL RETURNS
                   (for the periods ended December 31, 2006)

                                                              SINCE FUND
                                    ONE YEAR    FIVE YEARS    INCEPTION
                                   ----------  ------------  -----------
ISHARES DOW JONES U.S. TOTAL
  MARKET INDEX FUND:
(INCEPTION DATE: 6/12/2000)
    Return Before Taxes               15.32%        6.78%        1.75%
    Return After Taxes on             15.04%        6.47%        1.43%
  Distributions(1)
    Return After Taxes on             10.28%        5.75%        1.35%
Distributions and Sale of Fun  d
  Shares(1)
DOW JONES U.S. TOTAL MARKET
INDEX (Index returns do not
reflect deductions for
fees, expenses, or taxes)             15.57%        7.00%        1.95%

ISHARES DOW JONES U.S. UTILITIES
  SECTOR INDEX FUND:
(INCEPTION DATE: 6/12/2000)
    Return Before Taxes               20.70%       10.66%        7.21%
    Return After Taxes on             20.22%        9.91%        6.38%
  Distributions(1)
    Return After Taxes on             14.01%        8.93%        5.81%
Distributions and Sale of Fun  d
  Shares(1)
DOW JONES U.S. UTILITIES INDEX
(Index returns do not reflect
deductions for fees,
expenses, or taxes)                   21.28%       11.30%        7.79%


--------
(1) After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

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                                                                           23

Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of a Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of a Fund:

                                                               ANNUAL FUND OPERATING EXPENSES/2/
                                                ----------------------------------------------------------------
                                                              DISTRIBUTION AND                 TOTAL ANNUAL FUND
                                   SHAREHOLDER   MANAGEMENT    SERVICE (12B-1)      OTHER          OPERATING
FUND                                 FEES/1/        FEES            FEES         EXPENSES/3/       EXPENSES
--------------------------------- ------------- ------------ ------------------ ------------- ------------------
iShares Dow Jones EPAC Select         None         0.50%           None             None            0.50%
 Dividend Index Fund
iShares Dow Jones Select Dividend     None         0.40%           None             None            0.40%
 Index Fund
iShares Dow Jones Transportation      None         0.48%           None             None            0.48%
 Average Index Fund
iShares Dow Jones U.S. Energy         None         0.48%           None             None            0.48%
  Sector
 Index Fund
iShares Dow Jones U.S. Healthcare     None         0.48%           None             None            0.48%
 Sector Index Fund
iShares Dow Jones U.S. Technology     None         0.48%           None             None            0.48%
 Sector Index Fund
iShares Dow Jones U.S.                None         0.48%           None             None            0.48%
 Telecommunications Sector Index
 Fund
iShares Dow Jones U.S. Total          None         0.20%           None             None            0.20%
  Market
 Index Fund
iShares Dow Jones U.S. Utilities      None         0.48%           None             None            0.48%
  Sector
 Index Fund

--------
/1/  Fees paid directly from your investment.
/2/ Expenses that are deducted from a Fund's assets, expressed as a percentage of average net assets.
/3/ The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Funds, except interest expense and taxes (both expected to be DE MINIMIS), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example
This Example is intended to help you compare the cost of owning shares of a Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------  --------  ---------  ---------  ---------
iShares Dow Jones EPAC Select         $51       $160       N/A        N/A
  Dividend Index
 Fund
iShares Dow Jones Select              $41       $128       $224       $505
  Dividend Index Fund
iShares Dow Jones Transportation      $49       $154       $269       $604
  Average Index
 Fund
iShares Dow Jones U.S. Energy         $49       $154       $269       $604
  Sector Index Fund
iShares Dow Jones U.S.                $49       $154       $269       $604
  Healthcare Sector Index
 Fund

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     24
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FUND                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------  --------  ---------  ---------  ---------
iShares Dow Jones U.S.                $49       $154       $269       $604
  Technology Sector Index
 Fund
iShares Dow Jones U.S.                $49       $154       $269       $604
  Telecommunications
 Sector Index Fund
iShares Dow Jones U.S. Total          $20       $ 64       $113       $255
  Market Index Fund
iShares Dow Jones U.S. Utilities      $49       $154       $269       $604
  Sector Index Fund

Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of each Fund's assets. In seeking to achieve a Fund's investment objective, BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for substantially all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses.

For its investment advisory services to the iShares Dow Jones Transportation Average Index Fund, iShares Dow Jones U.S. Energy Sector Index Fund, iShares Dow Jones U.S. Healthcare Sector Index Fund, iShares Dow Jones U.S. Technology Sector Index Fund, iShares Dow Jones U.S. Telecommunications Sector Index Fund and the iShares Dow Jones U.S. Utilities Sector Index Fund, BGFA is paid a management fee based on each Fund's allocable portion of the aggregate net assets of each Fund, the iShares Dow Jones U.S. Aerospace & Defense Index Fund, iShares Dow Jones U.S. Basic Materials Sector Index Fund, iShares Dow Jones U.S. Broker-Dealers Index Fund, iShares Dow Jones U.S. Consumer Goods Sector Index Fund, iShares Dow Jones U.S. Consumer Services Sector Index Fund, iShares Dow Jones U.S. Financial Sector Index Fund, iShares Dow Jones U.S. Financial Services Index Fund, iShares Dow Jones U.S. Healthcare Providers Index Fund, iShares Dow Jones U.S. Home Construction Index Fund, iShares Dow Jones U.S. Industrial Sector Index Fund, iShares Dow Jones U.S. Insurance Index Fund, iShares Dow Jones U.S. Medical Devices Index Fund, iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund, iShares Dow Jones U.S. Oil Equipment & Services Index Fund, iShares Dow Jones U.S. Pharmaceuticals Index Fund, iShares Dow Jones U.S. Real Estate Index Fund and the iShares Dow Jones U.S. Regional Banks Index Fund (iShares Dow Jones U.S. Aerospace & Defense Index Fund, iShares Dow Jones U.S. Basic Materials Sector Index Fund, iShares Dow Jones U.S. Broker-Dealers Index Fund, iShares Dow Jones U.S. Consumer Goods Sector Index Fund, iShares Dow Jones U.S. Consumer Services Sector Index Fund, iShares Dow Jones U.S. Financial Sector Index Fund, iShares Dow Jones U.S. Financial Services Index Fund, iShares Dow Jones U.S. Healthcare Providers Index Fund, iShares Dow Jones U.S. Home Construction Index Fund, iShares Dow Jones U.S. Industrial Sector Index Fund, iShares Dow Jones U.S. Insurance Index Fund, iShares Dow Jones U.S. Medical Devices Index Fund, iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund, iShares Dow Jones U.S. Oil Equipment & Services Index Fund, iShares Dow Jones U.S. Pharmaceuticals Index Fund, iShares Dow Jones U.S. Real Estate Index Fund and the iShares Dow Jones U.S. Regional Banks Index Fund are offered in a separate Prospectus) equal to each of those Fund's allocable portion of: 0.48% per annum of the aggregate net assets of those Funds less than or equal to $10.0 billion; plus 0.43% per annum of the aggregate net assets of those Funds between $10.0 billion and $20.0 billion; plus 0.38% per annum of the aggregate net assets of those Funds in excess of $20.0 billion.


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                                                                           25

For the fiscal year ended April 30, 2007, BGFA received management fees from each Fund based on a percentage of the Fund's average daily net assets, as shown in the following table:



FUND                                MANAGEMENT FEE
---------------------------------  ---------------
iShares Dow Jones EPAC Select           0.50%
  Dividend Index Fund/1/
iShares Dow Jones Select                0.40%
  Dividend Index Fund
iShares Dow Jones Transportation        0.48%
  Average Index Fund
iShares Dow Jones U.S. Energy           0.48%
  Sector Index Fund
iShares Dow Jones U.S.                  0.48%
  Healthcare Sector Index Fund
iShares Dow Jones U.S.                  0.48%
  Technology Sector Index Fund
iShares Dow Jones U.S.                  0.48%
Telecommunications Sector Inde  x
  Fund
iShares Dow Jones U.S. Total            0.20%
  Market Index Fund
iShares Dow Jones U.S. Utilities        0.48%
  Sector Index Fund



--------
1 Because the Fund has been in operation for less than one full fiscal year, this percentage reflects the rate at which BGFA will be paid.

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of May 31, 2007, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.8 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement with BGFA is available in each Fund's semi-annual report for the six-month period ended October 31.


Portfolio Managers

Patrick O'Connor and S. Jane Leung (the "Portfolio Managers") are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. For risk management and compliance purposes, each Portfolio Manager is subject to appropriate limitations on his or her authority.

Patrick O'Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since February 2006. Mr. O'Connor has been a senior portfolio manager with BGFA and BGI since 1999.

S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since September 2006. Ms. Leung has been a senior portfolio manager with BGFA and BGI since 2004 and was a portfolio manager with BGFA and BGI from 2001 to 2004.

The Funds' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership (if any) of shares in the Funds.

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company ("State Street") is the administrator, custodian and transfer agent for each Fund.


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     26
[GRAPHIC APPEARS HERE]

Shareholder Information
ADDITIONAL SHAREHOLDER INFORMATION, INCLUDING HOW TO BUY AND SELL SHARES OF THE FUNDS, IS AVAILABLE FREE OF CHARGE BY CALLING TOLL-FREE: 1-800-ISHARES (1-800-474-2737) OR VISITING OUR WEBSITE WWW.ISHARES.COM.


Buying and Selling Shares

Shares of each Fund trade on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly-traded companies. The Trust does not impose any minimum investment for shares of a Fund purchased on an exchange. Buying or selling Fund shares involves two types of costs that apply to all stock transactions. When buying or selling shares of the Funds through a broker, you will incur a brokerage commission determined by your broker. In addition, you will also incur the cost of the "spread" - that is, the difference between the bid price and the ask price. The commission is frequently a fixed amount, and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for the shares of each Fund based on its trading volume and market liquidity, and is generally lower if a Fund has a lot of trading volume and market liquidity and higher if a Fund has little trading volume and market liquidity. The Funds' shares trade under the trading symbols listed for each Fund in the DESCRIPTIONS OF THE FUNDS section of this Prospectus.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the CREATIONS AND REDEMPTIONS section of this Prospectus. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

The Trust's Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares ("frequent trading") that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund's portfolio securities after the close of the primary markets for a Fund's portfolio securities and the reflection of that change in the Fund's NAV ("market timing"), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund's portfolio securities. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed and traded on national securities exchanges.

The national securities exchange on which each Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund's primary listing exchange is shown below:



FUND                                PRIMARY LISTING EXCHANGE
---------------------------------  -------------------------
iShares Dow Jones EPAC Select              NYSE Arca
  Dividend Index Fund
iShares Dow Jones Select                      NYSE
  Dividend Index Fund
iShares Dow Jones Transportation              NYSE
  Average Index Fund
iShares Dow Jones U.S. Energy                 NYSE
  Sector Index Fund
iShares Dow Jones U.S.                        NYSE
  Healthcare Sector Index Fund
iShares Dow Jones U.S.                        NYSE
  Technology Sector Index Fund
iShares Dow Jones U.S.                        NYSE
Telecommunications Sector Inde  x
  Fund
iShares Dow Jones U.S. Total                  NYSE
  Market Index Fund
iShares Dow Jones U.S. Utilities              NYSE
  Sector Index Fund



Section 12(d)(1) of the Investment Company Act of 1940, as amended, restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in
Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.


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                                                                           27

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC"), or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or "street name" form.


Share Prices

The trading prices of a Fund's shares in the secondary market generally will differ from the Fund's daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of each Fund, also known as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund is listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a "real-time" update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no representation or warranty as to its accuracy.


Determination of Net Asset Value


The NAV for each Fund will generally be determined once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of each Fund is calculated by dividing the value of the net assets of a Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

In calculating a Fund's NAV, a Fund's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation.


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     28
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In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. The frequency with which a Fund's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which each Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (I.E., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (I.E., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund's NAV is computed and that may materially affect the value of the Fund's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations.

Valuing a Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's Underlying Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's Underlying Index.


Because foreign markets may be open on different days than the days during which a shareholder may purchase a Fund's shares, the value of the Fund's investments may change on days when shareholders are not able to purchase the Fund's shares.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser.

Dividends and Distributions

GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Each Fund generally distributes its net capital gains, if any, to shareholders annually. Each Fund also reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed on a PRO RATA basis to beneficial owners of such shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from a Fund.

DIVIDEND REINVESTMENT SERVICE. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.


Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.


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                                                                           29

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund shares.


Taxes on Distributions

Distributions from a Fund's net investment income (other than qualified dividend income), including distributions out of the Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund's shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010.

In order for a distribution by a Fund to be treated as qualified dividend income, the Fund must meet holding period and other requirements with respect to its dividend paying securities, and you must meet holding period requirements and other requirements with respect to the Fund's shares. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (E.G., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States or the stock of which is readily tradable on an established securities market in the United States) which are not passive foreign investment companies. Foreign corporations in an underlying index, which are located in countries without tax treaties with the United States, may not have securities readily tradeable in the United States and therefore will not produce qualified dividend income. A dividend will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If a Fund's distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale of other disposition of shares of a Fund. In addition, for taxable years of a Fund beginning on or before December 31, 2007, U.S.-source interest-related dividends and short-term capital gain dividends may not be subject to such U.S. withholding tax. In order for a distribution to qualify as an interest-related dividend or a short-term capital gain dividend, a Fund must designate it as such in writing to shareholders; depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.


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     30
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Dividends and interest received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of the iShares Dow Jones EPAC Select Dividend Index Fund will almost certainly consist of foreign stocks or securities, the Fund will "pass through" to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.


If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.


Taxes When Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

THE FOREGOING DISCUSSION SUMMARIZES SOME OF THE CONSEQUENCES UNDER CURRENT FEDERAL TAX LAW OF AN INVESTMENT IN A FUND. IT IS NOT A SUBSTITUTE FOR PERSONAL TAX ADVICE. YOU MAY ALSO BE SUBJECT TO STATE AND LOCAL TAXATION ON FUND DISTRIBUTIONS AND SALES OF SHARES. CONSULT YOUR PERSONAL TAX ADVISER ABOUT THE POTENTIAL TAX CONSEQUENCES OF AN INVESTMENT IN SHARES OF A FUND UNDER ALL APPLICABLE TAX LAWS.

Creations and Redemptions

The shares that trade in the secondary market are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each "creator" or "Authorized Participant" enters into an authorized participant agreement with the Funds' distributor, SEI Investments Distribution Co. (the "Distributor"). A creation transaction which is subject to acceptance by the transfer agent takes place when an Authorized Participant deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.


Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.


Each Fund intends to comply with the federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in either case, has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.


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                                                                           31

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.


Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.


Transaction Fees

Each Fund will impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in-kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge up to the maximum amount shown below under "Maximum Creation/Redemption Transaction Fee." In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of May 31, 2007, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee:



                                                      NUMBER OF        STANDARD           MAXIMUM
                                     APPROXIMATE     SHARES PER       CREATION/          CREATION/
                                      VALUE OF A      CREATION        REDEMPTION        REDEMPTION
FUND                                CREATION UNIT       UNIT       TRANSACTION FEE    TRANSACTION FEE
---------------------------------  ---------------  ------------  -----------------  ----------------
iShares Dow Jones EPAC Select       $2,500,000/1/     50,000            $3,300            $13,200
  Dividend
 Index Fund
iShares Dow Jones Select            $   3,744,000     50,000            $  250            $ 1,000
  Dividend Index
 Fund
iShares Dow Jones Transportation    $   4,745,000     50,000            $  200            $   800
 Average Index Fund
iShares Dow Jones U.S. Energy       $   5,907,500     50,000            $  500            $ 2,000
  Sector
 Index Fund
iShares Dow Jones U.S.              $   3,617,500     50,000            $  500            $ 2,000
  Healthcare Sector
 Index Fund
iShares Dow Jones U.S. Technology   $   2,945,500     50,000            $  500            $ 2,000
 Sector Index Fund
iShares Dow Jones U.S.              $   1,728,000     50,000            $  250            $ 1,000
 Telecommunications Sector Index
Fund


--------------------------------------------------------------------------------
     32
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                                                      NUMBER OF        STANDARD           MAXIMUM
                                     APPROXIMATE     SHARES PER       CREATION/          CREATION/
                                      VALUE OF A      CREATION        REDEMPTION        REDEMPTION
FUND                                CREATION UNIT       UNIT       TRANSACTION FEE    TRANSACTION FEE
---------------------------------  ---------------  ------------  -----------------  ----------------
iShares Dow Jones U.S. Total          $3,746,000      50,000             $500             $2,000
  Market
 Index Fund
iShares Dow Jones U.S. Utilities      $5,103,500      50,000             $500             $2,000
  Sector
 Index Fund



--------
1    Approximate Value of a Creation Unit is as of June 1, 2007.


Householding

Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Distribution
The Distributor distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456.


--------------------------------------------------------------------------------
                                                                           33

Financial Highlights

The financial highlights tables are intended to help investors understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Funds' financial statements, in the Funds' Annual Report (available upon request). Financial highlights for the iShares Dow Jones EPAC Select Dividend Index Fund are not presented as the Fund had not yet commenced operations as of April 30, 2007.


ISHARES TRUST

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                              ISHARES DOW JONES SELECT DIVIDEND INDEX FUND
                                   -------------------------------------------------------------------
                                                                                           PERIOD FROM
                                                                                       NOV. 3, 2003/A/
                                        YEAR ENDED       YEAR ENDED       YEAR ENDED                TO
                                     APR. 30, 2007    APR. 30, 2006    APR. 30, 2005     APR. 30, 2004
                                   ---------------  ---------------  ---------------  ----------------
NET ASSET VALUE, BEGINNING OF        $    64.05       $    59.60       $    53.64        $  50.51
                                     ----------       ----------       ----------        -----------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                 2.23/b/              2.12             1.92            0.76
 Net realized and unrealized               9.39             4.29             5.94            3.12
                                     ----------       ----------       ----------        -----------
  gain/c/
Total from investment operations          11.62             6.41             7.86            3.88
                                     ----------       ----------       ----------        -----------
LESS DISTRIBUTIONS FROM:
 Net investment income                    (2.22)           (1.96)           (1.90)          (0.75)
                                     ----------       ----------       ----------        -----------
Total distributions                       (2.22)           (1.96)           (1.90)          (0.75)
                                     ----------       ----------       ----------        -----------
NET ASSET VALUE, END OF PERIOD       $    73.45       $    64.05       $    59.60        $  53.64
                                     ==========       ==========       ==========        ===========
TOTAL RETURN                              18.48%           10.88%           14.81%           7.70%/d/
                                     ==========       ==========       ==========        ===========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)    $8,659,384       $6,257,704       $6,371,480        $1,939,177
 Ratio of expenses to average              0.40%            0.40%            0.40%           0.40%
  net assets/e/
 Ratio of net investment income
to average
  net assets/e/                            3.28%            3.35%            3.39%           3.43%
 Portfolio turnover rate/f/                   6%              14%              20%              2%


--------
/a/  Commencement of operations.

/b/  Based on average shares outstanding throughout the period.
/c/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
     34
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ISHARES TRUST

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                           ISHARES DOW JONES TRANSPORTATION AVERAGE INDEX FUND
                                   -------------------------------------------------------------------
                                                                                           PERIOD FROM
                                                                                       OCT. 6, 2003/A/
                                        YEAR ENDED       YEAR ENDED       YEAR ENDED                TO
                                     APR. 30, 2007    APR. 30, 2006    APR. 30, 2005     APR. 30, 2004
                                   ---------------  ---------------  ---------------  ----------------
NET ASSET VALUE, BEGINNING OF         $  83.75         $  61.62         $  51.90          $ 50.22
                                      --------         --------         --------          -------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                 0.51/b/             0.32             0.34             0.39
 Net realized and unrealized              6.53            22.18             9.74             1.72
                                      --------         --------         --------          -------
  gain/c/
Total from investment operations          7.04            22.50            10.08             2.11
                                      --------         --------         --------          -------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (0.54)           (0.30)           (0.33)           (0.32)
 Return of capital                       (0.05)           (0.07)           (0.03)           (0.11)
                                      --------         --------         --------          -------
Total distributions                      (0.59)           (0.37)           (0.36)           (0.43)
                                      --------         --------         --------          -------
NET ASSET VALUE, END OF PERIOD        $  90.20         $  83.75         $  61.62          $ 51.90
                                      ========         ========         ========          =======
TOTAL RETURN                              8.45%           36.65%           19.42%            4.19%/d/
                                      ========         ========         ========          =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)     $365,312         $293,125         $107,840          $23,354
 Ratio of expenses to average             0.48%            0.60%            0.60%            0.60%
  net assetse
 Ratio of net investment income
to average
  net assetse                             0.60%            0.39%            0.54%            0.43%
 Portfolio turnover ratef                    8%              10%               5%               4%


--------
/a/  Commencement of operations.

/b/  Based on average shares outstanding throughout the period.
/c/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                                 ISHARES DOW JONES U.S. ENERGY SECTOR INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    APR. 30, 2007   APR. 30, 2006   APR. 30, 2005   APR. 30, 2004  APR. 30, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  96.92        $  70.58        $  53.21        $  39.19        $  48.74
                                     --------        --------        --------        --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                1.11/a/            0.85            0.73            0.70            0.71
 Net realized and unrealized            13.49           26.35           17.40           14.04           (9.56)
                                     --------        --------        --------        --------        --------
  gain (loss)/b/
Total from investment operations        14.60           27.20           18.13           14.74           (8.85)
                                     --------        --------        --------        --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (1.11)          (0.86)          (0.76)          (0.70)          (0.70)
 Return of capital                      (0.03)              -               -           (0.02)              -
                                     --------        --------        --------        --------        --------
Total distributions                     (1.14)          (0.86)          (0.76)          (0.72)          (0.70)
                                     --------        --------        --------        --------        --------
NET ASSET VALUE, END OF YEAR         $ 110.38        $  96.92        $  70.58        $  53.21        $  39.19
                                     ========        ========        ========        ========        ========
TOTAL RETURN                            15.26%          38.69%          34.26%          37.90%         (18.22)%
                                     ========        ========        ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $905,090        $954,697        $638,773        $348,524        $111,684
 Ratio of expenses to average            0.48%           0.60%           0.60%           0.60%           0.60%
  net assets
 Ratio of net investment income
to average
  net assets                             1.13%           1.00%           1.16%           1.42%           1.79%
 Portfolio turnover rate/c/                 6%              2%              3%              2%              9%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                           35

ISHARES TRUST

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                               ISHARES DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    APR. 30, 2007   APR. 30, 2006   APR. 30, 2005   APR. 30, 2004  APR. 30, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $    61.79      $    60.43      $    58.99       $  50.80        $  56.92
                                    ----------      ----------      ----------       --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                0.86/a/             0.46            0.42           0.40            0.39
 Net realized and unrealized              9.29            1.36            1.44           8.19           (6.13)
                                    ----------      ----------      ----------       --------        --------
  gain (loss)/b/
Total from investment operations         10.15            1.82            1.86           8.59           (5.74)
                                    ----------      ----------      ----------       --------        --------
LESS DISTRIBUTIONS FROM:
Net investment income                    (0.74)          (0.46)          (0.42)         (0.40)          (0.38)
                                    ----------      ----------      ----------       --------        --------
Total distributions                      (0.74)          (0.46)          (0.42)         (0.40)          (0.38)
                                    ----------      ----------      ----------       --------        --------
NET ASSET VALUE, END OF YEAR        $    71.20      $    61.79      $    60.43       $  58.99        $  50.80
                                    ==========      ==========      ==========       ========        ========
TOTAL RETURN                             16.55%           2.99%           3.18%         16.96%         (10.06)%
                                    ==========      ==========      ==========       ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $1,302,928      $1,177,029      $1,169,283       $651,797        $378,489
 Ratio of expenses to average             0.48%           0.60%           0.60%          0.60%           0.60%
  net assets
 Ratio of net investment income
to average
  net assets                              1.32%           0.75%           0.74%          0.71%           0.80%
 Portfolio turnover rate/c/                  5%              4%              4%             4%              9%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                               ISHARES DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    APR. 30, 2007   APR. 30, 2006   APR. 30, 2005   APR. 30, 2004  APR. 30, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  51.89         $ 42.94         $ 44.49         $ 35.34        $  43.41
                                     --------         -------         -------         -------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income (loss)         0.08/a/           (0.01)           0.72           (0.10)          (0.05)
 Net realized and unrealized             4.80            9.00           (1.53)           9.25           (8.02)
                                     --------         -------         -------         -------        --------
  gain (loss)/b/
Total from investment operations         4.88            8.99           (0.81)           9.15           (8.07)
                                     --------         -------         -------         -------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (0.08)              -           (0.71)              -               -
 Return of capital                      (0.03)          (0.04)          (0.03)              -               -
                                     --------         -------         -------         -------        --------
Total distributions                     (0.11)          (0.04)          (0.74)              -               -
                                     --------         -------         -------         -------        --------
NET ASSET VALUE, END OF YEAR         $  56.66         $ 51.89         $ 42.94         $ 44.49        $  35.34
                                     ========         =======         =======         =======        ========
TOTAL RETURN                             9.43%          20.94%          (2.01)%         25.89%         (18.59)%
                                     ========         =======         =======         =======        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $781,887         $557,864        $395,005        $322,536       $231,501
 Ratio of expenses to average            0.48%           0.60%           0.60%           0.60%           0.60%
  net assets
 Ratio of net investment income
(loss) to
  average net assets                     0.15%          (0.04)%          1.78%          (0.22)%         (0.22)%
 Portfolio turnover rate/c/                 6%              7%              9%              5%             15%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
     36
[GRAPHIC APPEARS HERE]

ISHARES TRUST

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                           ISHARES DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    APR. 30, 2007   APR. 30, 2006   APR. 30, 2005   APR. 30, 2004  APR. 30, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $    25.57       $  22.96        $  21.58        $  18.43        $  22.38
                                    ----------       --------        --------        --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                0.70/a/         0.87/a/            0.64            0.45            0.34
 Net realized and unrealized              6.05           2.55            1.35            3.15           (3.98)
                                    ----------       --------        --------        --------        --------
  gain (loss)/b/
Total from investment operations          6.75           3.42            1.99            3.60           (3.64)
                                    ----------       --------        --------        --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (0.62)         (0.81)          (0.61)          (0.45)          (0.31)
                                    ----------       --------        --------        --------        --------
Total distributions                      (0.62)         (0.81)          (0.61)          (0.45)          (0.31)
                                    ----------       --------        --------        --------        --------
NET ASSET VALUE, END OF YEAR        $    31.70       $  25.57        $  22.96        $  21.58        $  18.43
                                    ==========       ========        ========        ========        ========
TOTAL RETURN                             26.71%         15.24%           9.26%          19.71%         (16.22)%
                                    ==========       ========        ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $1,039,852       $547,275        $313,378        $215,757        $126,245
 Ratio of expenses to average             0.48%          0.60%           0.60%           0.60%           0.60%
  net assets
 Ratio of net investment income
to average
  net assets                              2.46%          3.63%           2.97%           2.27%           2.27%
 Portfolio turnover ratec                   12%            25%             10%             22%             23%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                                  ISHARES DOW JONES U.S. TOTAL MARKET INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    APR. 30, 2007   APR. 30, 2006   APR. 30, 2005   APR. 30, 2004  APR. 30, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  64.06        $  55.32        $  52.57        $  42.83        $  50.47
                                     --------        --------        --------        --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                 1.07a             0.98            0.99            0.70            0.63
 Net realized and unrealized             8.16            8.71            2.72            9.74           (7.66)
                                     --------        --------        --------        --------        --------
  gain (loss)b
Total from investment operations         9.23            9.69            3.71           10.44           (7.03)
                                     --------        --------        --------        --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (1.04)          (0.95)          (0.96)          (0.70)          (0.61)
                                     --------        --------        --------        --------        --------
Total distributions                     (1.04)          (0.95)          (0.96)          (0.70)          (0.61)
                                     --------        --------        --------        --------        --------
NET ASSET VALUE, END OF YEAR            72.25           64.06        $  55.32        $  52.57        $  42.83
                                     ========        ========        ========        ========        ========
TOTAL RETURN                            14.57%          17.63%           7.05%          24.50%         (13.89)%
                                     ========        ========        ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $650,250        $509,301        $414,902        $381,157        $175,596
 Ratio of expenses to average            0.20%           0.20%           0.20%           0.20%           0.20%
  net assets
 Ratio of net investment income
to average
  net assets                             1.62%           1.63%           1.81%           1.49%           1.57%
 Portfolio turnover ratec                   4%              5%              6%              5%             14%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                           37

ISHARES TRUST

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                ISHARES DOW JONES U.S. UTILITIES SECTOR INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    APR. 30, 2007   APR. 30, 2006   APR. 30, 2005   APR. 30, 2004  APR. 30, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  76.76        $  72.98        $  57.58        $  49.11        $  65.75
                                     --------        --------        --------        --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                2.25/a/            2.20            1.99            1.87            2.04
 Net realized and unrealized            24.31            3.76           15.41            8.47          (16.61)
                                     --------        --------        --------        --------        --------
  gain (loss)/b/
Total from investment operations        26.56            5.96           17.40           10.34          (14.57)
                                     --------        --------        --------        --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (2.29)          (2.18)          (2.00)          (1.87)          (2.07)
                                     --------        --------        --------        --------        --------
Total distributions                     (2.29)          (2.18)          (2.00)          (1.87)          (2.07)
                                     --------        --------        --------        --------        --------
NET ASSET VALUE, END OF YEAR         $ 101.03        $  76.76        $  72.98        $  57.58        $  49.11
                                     ========        ========        ========        ========        ========
TOTAL RETURN                            35.16%           8.16%          30.71%          21.28%         (22.16)%
                                     ========        ========        ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $959,823        $675,481        $645,868        $440,490        $329,055
 Ratio of expenses to average            0.48%           0.60%           0.60%           0.60%           0.60%
  net assets
 Ratio of net investment income
to average
  net assets                             2.59%           2.82%           3.10%           3.41%           4.15%
 Portfolio turnover rate/c/                 5%              5%              7%              7%             15%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
     38
[GRAPHIC APPEARS HERE]

Index Provider

The Dow Jones Indexes are a part of Dow Jones, which publishes The Wall Street Journal and its international and interactive editions, Barron's and SmartMoney magazines and other periodicals, the Dow Jones Newswires, dowjones.com, and the Ottaway group of community newspapers. Dow Jones is co-owner with Reuters group of Factiva, and with NBC of the CNBC television operations in Europe and Asia. Dow Jones also provides news content to CNBC in the U.S. The Dow Jones Indexes include the Dow Jones Industrial, Transportation and Utility Averages, as well as the Dow Jones Global Indexes, the Dow Jones STOXX Indexes, the Dow Jones REIT Indexes, the Dow Jones-AIG Commodity Index, the Dow Jones Islamic Market Indexes, the Dow Jones Internet Indexes, the Dow Jones Global Titans 50 Index, Dow Jones Sector Titans Indexes and the Dow Jones Sustainability Group Indexes. Dow Jones is not affiliated with the Trust, BGI, BGFA, the Distributor, or any of their respective affiliates.

BGI has entered into a license agreement with the Index Provider to use the Underlying Indexes. BGI is sub-licensing rights in the Underlying Indexes to the Trust at no charge.


--------------------------------------------------------------------------------
                                                                           39

Disclaimers
THE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY DOW JONES. DOW JONES MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF SHARES OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN SHARES OF THE FUNDS PARTICULARLY. DOW JONES' ONLY RELATIONSHIP TO THE TRUST, BGI AND BGFA IS THE LICENSING OF CERTAIN TRADEMARKS, TRADE NAMES, AND SERVICE MARKS OF DOW JONES AND OF THE DOW JONES INDEXES, WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY DOW JONES WITHOUT REGARD TO THE TRUST, BGI OR BGFA. DOW JONES HAS NO OBLIGATION TO TAKE THE NEEDS OF BGFA, BGI OR THE OWNERS OF SHARES INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE DOW JONES INDEXES. DOW JONES IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OR THE TIMING OF, PRICES OF, OR QUANTITIES OF SHARES OF THE FUNDS TO BE LISTED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH SHARES OF THE FUNDS ARE TO BE CONVERTED INTO CASH. DOW JONES HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION OF THE TRUST OR THE MARKETING OR TRADING OF SHARES OF THE FUNDS. DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDEXES OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BGI AND BGFA, OWNERS OF SHARES OF THE FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDEXES OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES, BGI AND BGFA.

SHARES OF THE FUNDS ARE NOT SPONSORED, ENDORSED OR PROMOTED BY THE NYSE. THE NYSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF ANY FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF A FUND TO TRACK THE TOTAL RETURN PERFORMANCE OF ANY UNDERLYING INDEX OR THE ABILITY OF ANY UNDERLYING INDEX IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE NYSE IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE COMPILATION OR THE CALCULATION OF ANY UNDERLYING INDEX, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE SHARES OF ANY FUND TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE NYSE HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF ANY FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUNDS.

THE NYSE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE NYSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST ON BEHALF OF ITS FUNDS AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SUBJECT INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE NYSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE NYSE HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SHARES OF THE FUNDS ARE NOT SPONSORED, ENDORSED OR PROMOTED BY NYSE ARCA. NYSE ARCA MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF THE FUNDS TO TRACK THE TOTAL RETURN PERFORMANCE OF THE UNDERLYING INDEX OR THE ABILITY OF THE UNDERLYING INDEX IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. NYSE ARCA IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE COMPILATION OR THE CALCULATION OF THE UNDERLYING INDEX, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE SHARES OF THE FUNDS TO BE ISSUED,


--------------------------------------------------------------------------------
     40
[GRAPHIC APPEARS HERE]

NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. NYSE ARCA HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF THE FUNDS IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUNDS. NYSE ARCA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. NYSE ARCA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST ON BEHALF OF THE FUNDS AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SUBJECT INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE.

NYSE ARCA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NYSE ARCA HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.


BGFA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN AND BGFA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.


BGFA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, TO THE OWNERS OF THE SHARES OF A FUND, OR TO ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. BGFA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BGFA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


--------------------------------------------------------------------------------
                                                                           41

Supplemental Information


I. Premium/Discount Information
The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's NAV. NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns ("Market Price") of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.


Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.


The following information shows the frequency distributions of premiums and discounts for each Fund included in this Prospectus. The information shown for each Fund, except for the iShares Dow Jones EPAC Select Dividend Index Fund, is for each full calendar quarter of 2006 through June 30, 2007. Premium/
Discount information for the iShares Dow Jones EPAC Select Dividend Index Fund is not presented because as of the date of this Prospectus, the Fund has been in operation for less than one full calendar quarter.

EACH LINE IN THE TABLE SHOWS THE NUMBER OF TRADING DAYS IN WHICH A FUND TRADES WITHIN THE PREMIUM/DISCOUNT RANGE INDICATED. THE NUMBER OF TRADING DAYS IN EACH PREMIUM/DISCOUNT RANGE IS ALSO SHOWN AS A PERCENTAGE OF THE TOTAL NUMBER OF TRADING DAYS IN THE PERIOD COVERED BY EACH TABLE. ALL DATA PRESENTED HERE REPRESENTS PAST PERFORMANCE, WHICH CANNOT BE USED TO PREDICT FUTURE RESULTS.



FUND                               PREMIUM/DISCOUNT RANGE                     NUMBER OF DAYS    PERCENTAGE OF TOTAL DAYS
=================================  ========================================  ================  =========================
iShares Dow Jones Select
Dividend Index
 Fund                              Greater than 0.5% and Less than 1.0%               2                    0.53%
                                   BETWEEN 0.5% AND -0.5%                           372                   99.20
                                   Less than -0.5% and Greater than -1.0%             1                    0.27
                                                                                    ---                   -----
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Dow Jones Transportation
Average
 Index Fund                        Greater than 1.0%                                  1                    0.27%
                                   Greater than 0.5% and Less than 1.0%               3                    0.80
                                   BETWEEN 0.5% AND -0.5%                           367                   97.86
                                   Less than -0.5% and Greater than -1.0%             4                    1.07
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Dow Jones U.S. Energy
Sector
 Index Fund                        Greater than 1.0% and Less than 1.5%               1                    0.27%
                                   Greater than 0.5% and Less than 1.0%               4                    1.07
                                   BETWEEN 0.5% AND -0.5%                           369                   98.39
                                   Less than -0.5% and Greater than -1.0%             1                    0.27
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======


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     42
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FUND                               PREMIUM/DISCOUNT RANGE                     NUMBER OF DAYS    PERCENTAGE OF TOTAL DAYS
=================================  ========================================  ================  =========================
iShares Dow Jones U.S.
Healthcare Sector
 Index Fund                        Greater than 0.5% and Less than 1.0%               1                    0.27%
                                   BETWEEN 0.5% AND -0.5%                           373                   99.46
                                   Less than -0.5% and Greater than -1.0%             1                    0.27
                                                                                    ---                   -----
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Dow Jones U.S.
Technology Sector
 Index Fund                        Greater than 0.5% and Less than 1.0%               5                    1.34%
                                   BETWEEN 0.5% AND -0.5%                           368                   98.13
                                   Less than -0.5% and Greater than -1.0%             2                    0.53
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Dow Jones U.S.
 Telecommunications Sector Index   Greater than 0.5% and Less than 1.0%               1                    0.27%
  Fund
                                   BETWEEN 0.5% AND -0.5%                           373                   99.46
                                   Less than -0.5% and Greater than -1.0%             1                    0.27
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Dow Jones U.S. Total
Market Index
 Fund                              Greater than 0.5% and Less than 1.0%               2                    0.53%
                                   BETWEEN 0.5% AND -0.5%                           372                   99.20
                                   Less than -0.5% and Greater than -1.0%             1                    0.27
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Dow Jones U.S. Utilities
Sector
 Index Fund                        Greater than 0.5% and Less than 1.0%               3                    0.80%
                                   BETWEEN 0.5% AND -0.5%                           372                   99.20
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======


--------------------------------------------------------------------------------
                                                                           43

II. Total Return Information

The tables below present information about the total return of each Fund's Underlying Index and the total return of each Fund. The information presented for each Fund is for its fiscal year ended April 30, 2007. Information for the iShares Dow Jones EPAC Select Index Fund is not presented as the Fund had not yet commenced operations as of April 30, 2007.

"Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share NAV is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate Market Price is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Funds' NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund's inception, for the period from inception to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.


                  ISHARES DOW JONES SELECT DIVIDEND INDEX FUND

                       PERFORMANCE AS OF APRIL 30, 2007



                      Average Annual Total Returns                        Cumulative Total Returns
========================================================================= =========================
              YEAR ENDED 4/30/07                 INCEPTION TO 4/30/07*      INCEPTION TO 4/30/07*
============================================== ========================== =========================
             NAV              MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
============================ ======== ======== ======== ======== ======== ======== ======== =======
  18.48%                     18.58%   19.23%   14.90%   14.91%   15.51%   62.45%   62.51%   65.43%



--------
* Total returns for the periods since inception are calculated from the inception date of the Fund (11/7/03). The first day of secondary market trading in shares of the Fund was 11/07/03.


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     44
[GRAPHIC APPEARS HERE]

              ISHARES DOW JONES TRANSPORTATION AVERAGE INDEX FUND

                       PERFORMANCE AS OF APRIL 30, 2007



                      Average Annual Total Returns                       Cumulative Total Returns
======================================================================== =========================
             YEAR ENDED 4/30/07                 INCEPTION TO 4/30/07*      INCEPTION TO 4/30/07*
============================================= ========================== =========================
             NAV              MARKET   INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
============================ ======== ======= ======== ======== ======== ======== ======== =======
  8.45%                       8.63%   9.15%   18.70%   18.73%   19.17%   84.39%   84.55%   87.05%



--------
* Total returns for the periods since inception are calculated from the inception date of the Fund (10/6/03). The first day of secondary market trading in shares of the Fund was 10/10/03.


                ISHARES DOW JONES U.S. ENERGY SECTOR INDEX FUND

                       PERFORMANCE AS OF APRIL 30, 2007



                                   Average Annual Total Returns
===================================================================================================
              YEAR ENDED 4/30/07                FIVE YEARS ENDED 4/30/07    INCEPTION TO 4/30/07*
============================================== ========================== =========================
             NAV              MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
============================ ======== ======== ======== ======== ======== ======== ======== =======
  15.26%                     15.29%   16.50%   19.33%   19.30%   19.91%   13.37%   13.37%   14.01%



                                      Cumulative Total Returns
=====================================================================================================
            YEAR ENDED 4/30/07               FIVE YEARS ENDED 4/30/07       INCEPTION TO 4/30/07*
========================================== ============================= ============================
           NAV            MARKET    INDEX     NAV      MARKET    INDEX      NAV      MARKET    INDEX
======================== ======== ======== ========= ========= ========= ========= ========= ========
  15.26%                 15.29%   16.50%   142.00%   141.69%   147.87%   137.27%   137.29%   146.54%



--------
* Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). The first day of secondary market trading in shares of the Fund was 6/16/00.


              ISHARES DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

                       PERFORMANCE AS OF APRIL 30, 2007



                                 Average Annual Total Returns
===============================================================================================
              YEAR ENDED 4/30/07               FIVE YEARS ENDED 4/30/07  INCEPTION TO 4/30/07*
============================================== ======================== =======================
             NAV              MARKET    INDEX    NAV    MARKET   INDEX    NAV    MARKET   INDEX
============================ ======== ======== ======= ======== ======= ======= ======== ======
  16.55%                     16.55%   17.08%   5.43%    5.42%   6.01%   3.36%    3.36%   3.97%



                                   Cumulative Total Returns
===============================================================================================
            YEAR ENDED 4/30/07              FIVE YEARS ENDED 4/30/07    INCEPTION TO 4/30/07*
========================================== ========================== =========================
           NAV            MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
======================== ======== ======== ======== ======== ======== ======== ======== =======
  16.55%                 16.55%   17.08%   30.28%   30.20%   33.87%   25.53%   25.53%   30.69%



--------
* Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). The first day of secondary market trading in shares of the Fund was 6/16/00.


--------------------------------------------------------------------------------
                                                                           45

              ISHARES DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

                       PERFORMANCE AS OF APRIL 30, 2007



                                   Average Annual Total Returns
===================================================================================================
             YEAR ENDED 4/30/07               FIVE YEARS ENDED 4/30/07    INCEPTION TO 4/30/07*
============================================= ======================== ============================
             NAV              MARKET   INDEX    NAV    MARKET   INDEX     NAV      MARKET    INDEX
============================ ======== ======= ======= ======== ======= ========= ========= ========
  9.43%                       9.52%   9.94%   5.85%    5.88%   6.45%   (9.61)%   (9.59)%   (9.08)%



                                      Cumulative Total Returns
====================================================================================================
           YEAR ENDED 4/30/07              FIVE YEARS ENDED 4/30/07       INCEPTION TO 4/30/07*
========================================= ========================== ===============================
           NAV            MARKET   INDEX     NAV    MARKET    INDEX      NAV      MARKET     INDEX
======================== ======== ======= ======== ======== ======== ========== ========== =========
  9.43%                   9.52%   9.94%   32.90%   33.09%   36.69%   (50.50)%   (50.44)%   (48.44)%



--------
* Total returns for the periods since inception are calculated from the inception date of the Fund (5/15/00). The first day of secondary market trading in shares of the Fund was 5/19/00.


          ISHARES DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

                       PERFORMANCE AS OF APRIL 30, 2007



                                    Average Annual Total Returns
=====================================================================================================
              YEAR ENDED 4/30/07               FIVE YEARS ENDED 4/30/07     INCEPTION TO 4/30/07*
============================================== ========================= ============================
             NAV              MARKET    INDEX    NAV    MARKET    INDEX     NAV      MARKET    INDEX
============================ ======== ======== ======= ======== ======== ========= ========= ========
  26.71%                     26.79%   30.98%   9.85%    9.89%   10.58%   (6.03)%   (6.02)%   (3.70)%



                                      Cumulative Total Returns
=====================================================================================================
            YEAR ENDED 4/30/07              FIVE YEARS ENDED 4/30/07       INCEPTION TO 4/30/07*
========================================== ========================== ===============================
           NAV            MARKET    INDEX     NAV    MARKET    INDEX      NAV      MARKET     INDEX
======================== ======== ======== ======== ======== ======== ========== ========== =========
  26.71%                 26.79%   30.98%   59.97%   60.22%   65.34%   (35.05)%   (35.01)%   (23.00)%



--------
* Total returns for the periods since inception are calculated from the inception date of the Fund (5/22/00). The first day of secondary market trading in shares of the Fund was 5/26/00.


                 ISHARES DOW JONES U.S. TOTAL MARKET INDEX FUND

                       PERFORMANCE AS OF APRIL 30, 2007



                                 Average Annual Total Returns
===============================================================================================
              YEAR ENDED 4/30/07               FIVE YEARS ENDED 4/30/07  INCEPTION TO 4/30/07*
============================================== ======================== =======================
             NAV              MARKET    INDEX    NAV    MARKET   INDEX    NAV    MARKET   INDEX
============================ ======== ======== ======= ======== ======= ======= ======== ======
  14.57%                     14.60%   14.79%   9.11%    9.13%   9.32%   2.46%    2.47%   2.66%



                                   Cumulative Total Returns
===============================================================================================
            YEAR ENDED 4/30/07              FIVE YEARS ENDED 4/30/07    INCEPTION TO 4/30/07*
========================================== ========================== =========================
           NAV            MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
======================== ======== ======== ======== ======== ======== ======== ======== =======
  14.57%                 14.60%   14.79%   54.66%   54.77%   56.13%   18.24%   18.25%   19.82%



--------
* Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). The first day of secondary market trading in shares of the Fund was 6/16/00.


--------------------------------------------------------------------------------
     46
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              ISHARES DOW JONES U.S. UTILITIES SECTOR INDEX FUND

                       PERFORMANCE AS OF APRIL 30, 2007



                                  Average Annual Total Returns
=================================================================================================
              YEAR ENDED 4/30/07                FIVE YEARS ENDED 4/30/07   INCEPTION TO 4/30/07*
============================================== ========================== =======================
             NAV              MARKET    INDEX     NAV    MARKET    INDEX    NAV    MARKET   INDEX
============================ ======== ======== ======== ======== ======== ======= ======== ======
  35.16%                     35.20%   35.83%   12.52%   12.58%   13.18%   8.79%    8.79%   9.38%



                                 Cumulative Total Returns
===========================================================================================
            YEAR ENDED 4/30/07              FIVE YEARS ENDED 4/30/07  INCEPTION TO 4/30/07*
========================================== ========================== =====================
           NAV            MARKET    INDEX     NAV    MARKET    INDEX   NAV   MARKET   INDEX
======================== ======== ======== ======== ======== ======== ====  ======== =======
  35.16%                 35.20%   35.83%   80.40%   80.86%   85.69%        78.60%   85.33%
                                                                      78.5 %



--------
* Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). The first day of secondary market trading in shares of the Fund was 6/19/00.


--------------------------------------------------------------------------------
                                                                           47

Copies of the Prospectus, SAI, and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund's investments is available in the Fund's Annual or Semi-Annual reports to shareholders. In a Fund's Annual Report, you will find a discussion of the market conditions and investments strategies that significantly affected the Fund's performance during the last fiscal year.

If you have any questions about the Trust or shares of the Funds or you wish to obtain the SAI, Semi-Annual or Annual report free of charge, please:



     Call:         1-800-iShares
     (toll free)   1-800-474-2737
                   Monday through Friday
                   8:00 a.m. to 6:30 p.m. (Eastern Time)

     E-mail:       iSharesfunds@seic.com

     Write:        iShares Trust
                   c/o SEI Investments Distribution Co.
                   One Freedom Valley Drive
                   Oaks, PA 19456



Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC Washington, D.C. 20549-0102.


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT ANY FUND AND ITS SHARES NOT CONTAINED IN THIS PROSPECTUS AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION. READ AND KEEP THE PROSPECTUS FOR FUTURE REFERENCE.


                   Investment Company Act File No.: 811-09729

                           For more information visit
                              Our website or call
                         1-800-iShares (1-800-474-2737)
                                WWW.ISHARES.COM

BGI-F-049-08007


[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


                                             iSHARES(Reg. TM) MORNINGSTAR SERIES
                                                     Prospectus - August 1, 2007

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[GRAPHIC APPEARS HERE]
iShares(Reg. TM)
iShares Trust

ISHARES TRUST (the "Trust") is a registered investment company that consists of over 100 separate investment portfolios called "Funds." This Prospectus relates to the following Funds:


     iShares Morningstar Large Core Index Fund iShares Morningstar Large Growth Index Fund iShares Morningstar Large Value Index Fund iShares Morningstar Mid Core Index Fund iShares Morningstar Mid Growth Index Fund iShares Morningstar Mid Value Index Fund iShares Morningstar Small Core Index Fund iShares Morningstar Small Growth Index Fund iShares Morningstar Small Value Index Fund


Each Fund issues and redeems shares at their net asset value ("NAV") only in blocks of 50,000 shares or multiples thereof ("Creation Units"). Only certain large institutional investors known as Authorized Participants may purchase or redeem Creation Units directly with a Fund at NAV. These transactions are usually in exchange for a basket of securities similar to a Fund's portfolio and an amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES. SHAREHOLDERS WHO ARE NOT AUTHORIZED PARTICIPANTS MAY NOT REDEEM SHARES DIRECTLY FROM A FUND AT NAV.

iShares(Reg. TM) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

                        PROSPECTUS DATED AUGUST 1, 2007

Table of Contents

"Morningstar(Reg. TM)", "Morningstar Style Box(TM)", "Morningstar Large Cap/SM/ Index", "Morningstar Mid Cap/SM/ Index", "Morningstar Small Cap/SM/ Index", "Morningstar Large Value/SM/ Index", "Morningstar Large CoreSM Index", "Morningstar Large Growth/SM/ Index", "Morningstar Mid Value/SM/ Index", "Morningstar Mid CoreSM Index", "Morningstar Mid Growth/SM/ Index", "Morningstar Small Value/SM/ Index", "Morningstar Small CoreSM Index" "Morningstar Small Growth/SM/ Index" are trademarks or servicemarks of Morningstar, Inc. ("Morningstar") and are marks that have been licensed for use for certain purposes by BGI.



  Introduction ..................   1
  Investment Objectives of the      1
  Funds
  Principal Investment              2
  Strategies of the Funds
  Principal Risks of the Funds ..   4
  Portfolio Holdings Information    7
  Descriptions of the Funds .....   8
  iShares Morningstar Large Core    8
  Index Fund
  iShares Morningstar Large         9
  Growth Index Fund
  iShares Morningstar Large        10
  Value Index Fund
  iShares Morningstar Mid Core     11
  Index Fund
  iShares Morningstar Mid Growth   12
  Index Fund
  iShares Morningstar Mid Value    13
  Index Fund
  iShares Morningstar Small Core   14
  Index Fund
  iShares Morningstar Small        15
  Growth Index Fund
  iShares Morningstar Small        16
  Value Index Fund
  Performance Information .......  17
  Fees and Expenses .............  22
  Management ....................  23
  Shareholder Information .......  24
  Distribution ..................  31
  Financial Highlights ..........  32
  Index Provider ................  37
  Disclaimers ...................  38
  Supplemental Information ......  40
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Introduction
This Prospectus contains important information about investing in the Funds. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds is available at www.iShares.com.

Barclays Global Fund Advisors ("BGFA") is the investment adviser to the Funds. BGFA is a subsidiary of BGI. The shares of each Fund are listed and trade at market prices on a national securities exchange such as the American Stock Exchange ("AMEX"), the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE") or the NYSE Arca, Inc. The market price for a share of a Fund may be different from the Fund's most recent NAV per share. Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund is an exchange traded fund (commonly referred to as an "ETF"). ETFs are funds that trade like other publicly-traded securities and are designed to track an index. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, only Authorized Participants may purchase or redeem shares directly from the Funds at NAV. Also, unlike shares of a mutual fund, the shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Each Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Funds are designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BGFA or any of its affiliates.

Investment Objectives of the Funds
Each Fund is an "index fund" that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index"). Each Fund's investment objective and its Underlying Index may be changed without shareholder approval.

Each of the Underlying Indexes is sponsored by an organization (the "Index Provider") that is independent of the Funds and BGFA. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Each Fund's Index Provider is set forth below:



FUND                                INDEX PROVIDER
---------------------------------  ---------------
iShares Morningstar Large Core       Morningstar
  Index Fund
iShares Morningstar Large Growth     Morningstar
  Index Fund
iShares Morningstar Large Value      Morningstar
  Index Fund
iShares Morningstar Mid Core         Morningstar
  Index Fund
iShares Morningstar Mid Growth       Morningstar
  Index Fund
iShares Morningstar Mid Value        Morningstar
  Index Fund
iShares Morningstar Small Core       Morningstar
  Index Fund
iShares Morningstar Small Growth     Morningstar
  Index Fund
iShares Morningstar Small Value      Morningstar
  Index Fund



Additional information regarding the Index Provider is provided in the INDEX PROVIDER section of this Prospectus.


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Principal Investment Strategies of the Funds
The principal investment strategies common to each of the Funds are described below. Additional information regarding each Fund's principal investment strategies is provided in the DESCRIPTIONS OF THE FUNDS section of this Prospectus.

BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the indexes they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing eliminates the chance that a Fund may substantially outperform its Underlying Index, but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund generally will invest at least 90% of its assets in the securities of its Underlying Index or in American Depositary Receipts ("ADRs"), or other depositary receipts representing securities in the Underlying Index. A Fund may invest the remainder of its assets in securities not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). A Fund also may invest its other assets in futures contracts, options on futures contracts, options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

BGFA uses a representative sampling indexing strategy to manage the Funds as described below.

Representative Sampling
"Representative sampling" is an indexing strategy that involves investing in a representative sample of the securities included in the relevant Underlying Index that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the relevant Underlying Index. A Fund may or may not hold all of the securities that are included in the relevant Underlying Index.


Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between a Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Funds but not to the Underlying Indexes) or representative sampling.

BGFA expects that, over time, the correlation between a Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A correlation percentage of 100% would indicate perfect correlation. The difference between 100% correlation and a Fund's actual correlation with its Underlying Index is called "tracking error." The Funds' use of a representative sampling indexing strategy can be expected to result in greater tracking error than if the Funds used a replication indexing strategy. "Replication" is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.


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Industry Concentration Policy
A Fund will concentrate its investments (I.E., hold 25% or more of its total assets) in a particular industry or group of industries only to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

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Principal Risks of the Funds
Each Fund may be subject to the principal risks noted below, as well as those specifically identified in the DESCRIPTIONS OF THE FUNDS section of this Prospectus. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and its ability to meet its investment objective. Below is a table that identifies the risks described in this section that are applicable to a particular Fund:



                                    ASSET
                                    CLASS    CONCENTRATION    MANAGEMENT    MARKET
FUND                                 RISK         RISK           RISK        RISK
iShares Morningstar Large Core        o            o               o          o
  Index Fund
iShares Morningstar Large Growth      o            o               o          o
  Index Fund
iShares Morningstar Large Value       o            o               o          o
  Index Fund
iShares Morningstar Mid Core          o            o               o          o
  Index Fund
iShares Morningstar Mid Growth        o            o               o          o
  Index Fund
iShares Morningstar Mid Value         o            o               o          o
  Index Fund
iShares Morningstar Small Core        o            o               o          o
  Index Fund
iShares Morningstar Small Growth      o            o               o          o
  Index Fund
iShares Morningstar Small Value       o            o               o          o
  Index Fund


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                                                  SECONDARY
  MARKET                             PASSIVE       MARKET     TRACKING    ADDITIONAL
 TRADING    NON-DIVERSIFICATION    INVESTMENTS     TRADING      ERROR     PRINCIPAL
  RISKS             RISK               RISK         RISK        RISK        RISKS*
     o               o                  o             o           o
     o               o                  o             o           o           o
     o               o                  o             o           o           o
     o                                  o             o           o           o
     o                                  o             o           o           o
     o                                  o             o           o           o
     o                                  o             o           o           o
     o                                  o             o           o           o
     o                                  o             o           o           o



  * Funds identified in this column are subject to additional principal risks that are described in the DESCRIPTION OF THE FUNDS section applicable to that Fund.



Asset Class Risk
The securities in the Underlying Index or a Fund's portfolio may underperform the returns of other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors. Different types of securities or indexes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Concentration Risk
If the Underlying Index or a Fund's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class. An investment in a Fund should not constitute a complete investment program.

Management Risk
Each Fund may be subject to management risk because each Fund does not fully replicate its Underlying Index and may hold securities that are not included in its Underlying Index. Management risk is the risk that BGFA's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Each Fund is managed in a manner that seeks to track the Fund's Underlying Index, and is therefore subject to passive investments risk, which is described below.

Market Risk
Each Fund's NAV will react to securities market movements. You could lose money over short periods due to fluctuation in the Fund's NAV in response to market movements, and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions or economic trends or events which are not specifically related to a company or to factors which


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affect a particular industry or industries. During a general economic downturn in the securities markets, multiple assets classes may be negatively affected.

Market Trading Risks
ABSENCE OF ACTIVE MARKET

      Although shares of the Funds are listed for trading on a national securities exchange, there can be no assurance that an active trading market for such shares will develop or be maintained.

LACK OF MARKET LIQUIDITY

      Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.


SHARES OF EACH FUND WILL TRADE AT PRICES OTHER THAN NAV

      Shares of each Fund trade on exchanges at prices at, above or below their most recent prior NAV. The per share NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Fund's holdings since the most recent prior calculation. The trading prices of a Fund's shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of a Fund's shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS MAY LEAD TO A FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, given that shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that a Fund's shares normally will trade on exchanges at prices close to the Fund's next calculated NAV, exchange prices are not expected to correlate exactly with a Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, then the shareholder may sustain losses.

COSTS OF BUYING OR SELLING FUND SHARES

      Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you will also incur the cost of the "spread" - that is, the difference between what professional investors are willing to pay for Fund shares (the "bid" price) and the price at which they are willing to sell Fund shares (the "ask" price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Non-Diversification Risk

Certain of the Funds are classified as "non-diversified." A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.


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Passive Investments Risk
The Funds are not actively managed. Each Fund may be affected by a general decline in the stock market segments relating to its Underlying Index. Each Fund invests in the securities included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Secondary Market Trading Risk
Shares of a Fund may trade in the secondary market on days when the Funds do not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Funds accept purchase and redemption orders.

Tracking Error Risk
Imperfect correlation between a Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause a Fund's performance to diverge from the performance of its Underlying Index. This is called "tracking error." Tracking error also may result because a Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' combined Statement of Additional Information ("SAI"). The top holdings of each Fund can be found at www.iShares.com. Fund fact sheets provide information regarding each Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).


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Descriptions of the Funds


iShares Morningstar Large Core Index Fund
CUSIP: 464287127
TRADING SYMBOL: JKD
UNDERLYING INDEX: Morningstar Large Core Index
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Investment Objective


The iShares Morningstar Large Core Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Core Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of stocks issued by large-capitalization companies that have exhibited average "growth" and "value" characteristics as determined by Morningstar's proprietary index methodology. Underlying Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or the NASDAQ Stock Market ("NASDAQ"). The Morningstar index methodology defines "large-capitalization" stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded U.S. stocks). Stocks are then designated as "core," "growth" or "value" based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth are designated as "growth" securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as "value" securities. Stocks that are not designated as "growth" or "value" securities are designated as "core" securities. Stocks in the Underlying Index are weighted according to the total number of shares that are publicly owned and available for trading.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.

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iShares Morningstar Large Growth Index Fund
CUSIP: 464287119
TRADING SYMBOL: JKE
UNDERLYING INDEX: Morningstar Large Growth Index
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Investment Objective


The iShares Morningstar Large Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Growth Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average "growth" characteristics as determined by Morningstar's proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines "large-capitalization" stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded U.S. stocks). Stocks are then designated as "core," "growth" or "value" based on their style orientations. The stocks included in the Underlying Index are designated as "growth" because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth. Stocks in the Underlying Index are weighted according to the total number of shares that are publicly owned and available for trading.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risk listed below:

[] Growth stocks may lack the dividend yield that can help cushion stock prices in market downturns.

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iShares Morningstar Large Value Index Fund
CUSIP: 464288109
TRADING SYMBOL: JKF
UNDERLYING INDEX: Morningstar Large Value Index
-----------------------------------------------

Investment Objective


The iShares Morningstar Large Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Value Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of stocks issued by large-capitalization companies that have exhibited "value" characteristics as determined by Morningstar's proprietary index methodology. Underlying Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines "large-capitalization" stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded U.S. stocks). Stocks are then designated as "core," "growth" or "value" based on their style orientations. The stocks included in the Underlying Index are designated as "value" because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total number of shares that are publicly owned and available for trading.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risk listed below:

[] Value stocks may be undervalued for long periods of time and may not ever realize their potential full value.

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iShares Morningstar Mid Core Index Fund
CUSIP: 464288208
TRADING SYMBOL: JKG
UNDERLYING INDEX: Morningstar Mid Core Index
--------------------------------------------

Investment Objective


The iShares Morningstar Mid Core Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Core Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of stocks issued by mid-capitalization companies that have exhibited average "growth" and "value" characteristics as determined by Morningstar's proprietary index methodology. Underlying Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or the NASDAQ. The Morningstar index methodology defines "mid-capitalization" stocks as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded U.S. stocks). Stocks are then designated as "core," "growth" or "value" based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as "growth" securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as "value" securities. Stocks that are not designated as "growth" or "value" securities are designated as "core" securities. Stocks in the Underlying Index are weighted according to the total number of shares that are publicly owned and available for trading.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[] The stock prices of mid-capitalization companies may be more volatile than those of larger capitalization companies and thus the Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.

[] The stock prices of mid-capitalization companies typically are more vulnerable than large-capitalization stocks to adverse business or economic developments.

[] Mid-capitalization companies generally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

[] The stocks of mid-capitalization companies may be thinly traded and thus may be difficult for the Fund to buy and sell.

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iShares Morningstar Mid Growth Index Fund


CUSIP: 464288307
TRADING SYMBOL: JKH
UNDERLYING INDEX: Morningstar Mid Growth Index
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Investment Objective


The iShares Morningstar Mid Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Growth Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average "growth" characteristics as determined by Morningstar's proprietary index methodology. Underlying Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines "mid-capitalization" stocks as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded U.S. stocks). Stocks are then designated as "core," "growth" or "value" based on their style orientations. The stocks included in the Index are designated as "growth" because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth. Stocks in the Underlying Index are weighted according to the total number of shares that are publicly owned and available for trading.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[] The stock prices of mid-capitalization companies may be more volatile than those of larger capitalization companies and thus the Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.

[] The stock prices of mid-capitalization companies typically are more vulnerable than large-capitalization stocks to adverse business or economic developments.

[] Mid-capitalization companies generally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

[] The stocks of mid-capitalization companies may be thinly traded and thus may be difficult for the Fund to buy and sell.

[] Growth stocks may lack the dividend yield that can help cushion stock prices in market downturns.

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iShares Morningstar Mid Value Index Fund
CUSIP: 464288406
TRADING SYMBOL: JKI
UNDERLYING INDEX: Morningstar Mid Value Index
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Investment Objective


The iShares Morningstar Mid Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Value Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of stocks issued by mid-capitalization companies that have exhibited "value" characteristics as determined by Morningstar's proprietary index methodology. Underlying Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines "mid-capitalization" stocks as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded U.S. stocks). Stocks are then designated as "core," "growth" or "value" based on their style orientations. The stocks included in the Underlying Index are designated as "value" because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total number of shares that are publicly owned and available for trading.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[] The stock prices of mid-capitalization companies may be more volatile than those of larger capitalization companies and thus the Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.

[] The stock prices of mid-capitalization companies typically are more vulnerable than large-capitalization stocks to adverse business or economic developments.

[] Mid-capitalization companies generally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

[] The stocks of mid-capitalization companies may be thinly traded and thus may be difficult for the Fund to buy and sell.

[] Value stocks may be undervalued for long periods of time and may not ever realize their potential full value.

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iShares Morningstar Small Core Index Fund


CUSIP: 464288505
TRADING SYMBOL: JKJ
UNDERLYING INDEX: Morningstar Small Core Index
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Investment Objective


The iShares Morningstar Small Core Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Core Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of stocks issued by small-capitalization companies that have exhibited average "growth" and "value" characteristics as determined by Morningstar's proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or the NASDAQ. The Morningstar index methodology defines "small-capitalization" stocks as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded U.S. stocks). Stocks are then designated as "core," "growth" or "value" based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as "growth" securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as "value" securities. Stocks that are not designated as "growth" or "value" securities are designated as "core" securities. Stocks in the Underlying Index are weighted according to the total number of shares that are publicly owned and available for trading.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[] The stock prices of small capitalization companies may be more volatile than those of larger companies and thus the Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.

[] Small capitalization companies may be less financially secure than larger, more established companies.

[] Small capitalization companies may depend on a small number of key personnel and thus are more vulnerable to loss of personnel.

[] Small capitalization companies generally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

[] The stocks of small capitalization companies may be thinly traded and thus may be difficult for the Fund to buy and sell.


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iShares Morningstar Small Growth Index Fund


CUSIP: 464288604
TRADING SYMBOL: JKK
UNDERLYING INDEX: Morningstar Small Growth Index
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Investment Objective


The iShares Morningstar Small Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Growth Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average "growth" characteristics as determined by Morningstar's proprietary index methodology. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines "small-capitalization" stocks as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded U.S. stocks). Stocks are then designated as "core," "growth" or "value" based on their style orientations. The stocks included in the Underlying Index are designated as "growth" because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth. Stocks in the Underlying Index are weighted according to the total number of shares that are publicly owned and available for trading.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[] The stock prices of small capitalization companies may be more volatile than those of larger companies and thus the Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.

[] Small capitalization companies may be less financially secure than larger, more established companies.

[] Small capitalization companies may depend on a small number of key personnel and thus are more vulnerable to loss of personnel.

[] Small capitalization companies generally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

[] The stocks of small capitalization companies may be thinly traded and thus may be difficult for the Fund to buy and sell.

[] Growth stocks may lack the dividend yield that can help cushion stock prices in market downturns.

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                                                                           15
iShares Morningstar Small Value Index Fund


CUSIP: 464288703
TRADING SYMBOL: JKL
UNDERLYING INDEX: Morningstar Small Value Index
-----------------------------------------------

Investment Objective


The iShares Morningstar Small Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Value Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of stocks issued by small-capitalization companies that have exhibited "value" characteristics as determined by Morningstar's proprietary index methodology. Underlying Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or NASDAQ. The Morningstar index methodology defines "small-capitalization" stocks as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar US Market Index (a diversified broad market index that represents approximately 97% of the market capitalization of publicly-traded U.S. stocks). Stocks are then designated as "core," "growth" or "value" based on their style orientations. The stocks included in the Underlying Index are designated as "value" because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total number of shares that are publicly owned and available for trading.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[] The stock prices of small capitalization companies may be more volatile than those of larger companies and thus the Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.

[] Small capitalization companies may be less financially secure than larger, more established companies.

[] Small capitalization companies may depend on a small number of key personnel and thus are more vulnerable to loss of personnel.

[] Small capitalization companies generally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

[] The stocks of small capitalization companies may be thinly traded and thus may be difficult for the Fund to buy and sell.

[] Value stocks may be undervalued for long periods of time and may not ever realize their potential full value.


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     16
[GRAPHIC APPEARS HERE]

Performance Information
The bar charts and table that follow show how the Funds have performed in the past on a calendar year basis and provide an indication of the risks of investing in the Funds. Both assume that all dividends and distributions have been reinvested in the Funds. How the Funds have performed in the past (before and after taxes) does not necessarily indicate how they will perform in the future. Supplemental information about each Fund's performance is shown under the heading TOTAL RETURN INFORMATION in the SUPPLEMENTAL INFORMATION section at the end of this Prospectus.

                   ISHARES MORNINGSTAR LARGE CORE INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]


2005   3.61%
2006   15.27%


--------

     /1/ The Fund's total return for the six months ended June 30, 2007 was 5.87%.

The best calendar quarter return during the period shown above was 6.48% in the 3rd quarter of 2006; the worst was -1.98% in the 1st quarter of 2005.

                  ISHARES MORNINGSTAR LARGE GROWTH INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]


2005   3.18%
2006   5.40%


--------

     /1/ The Fund's total return for the six months ended June 30, 2007 was 7.92%.

The best calendar quarter return during the period shown above was 5.51% in the 4th quarter of 2006; the worst was -5.47% in the 1st quarter of 2005.


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                                                                           17

                  ISHARES MORNINGSTAR LARGE VALUE INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]


2005   6.78%
2006   25.20%


--------

     /1/ The Fund's total return for the six months ended June 30, 2007 was 6.10%.

The best calendar quarter return during the period shown above was 7.74% in the 4th quarter of 2006; the worst was 0.37% in the 1st quarter of 2005.

                    ISHARES MORNINGSTAR MID CORE INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]


2005   9.91%
2006   14.31%


--------

     /1/ The Fund's total return for the six months ended June 30, 2007 was 11.04%.

The best calendar quarter return during the period shown above was 8.18% in the 4th quarter of 2006; the worst was -4.00% in the 2nd quarter of 2006.

                   ISHARES MORNINGSTAR MID GROWTH INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]


2005   15.91%
2006   9.36%


--------

     /1/ The Fund's total return for the six months ended June 30, 2007 was 14.11%.

The best calendar quarter return during the period shown above was 9.55% in the 1st quarter of 2006; the worst was -4.80% in the 2nd quarter of 2006.


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     18
[GRAPHIC APPEARS HERE]

                   ISHARES MORNINGSTAR MID VALUE INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]


2005   11.57%
2006   18.41%


--------

     /1/ The Fund's total return for the six months ended June 30, 2007 was 8.04%.

The best calendar quarter return during the period shown above was 8.79% in the 4th quarter of 2006; the worst was -0.20% in the 2nd quarter of 2006.

                   ISHARES MORNINGSTAR SMALL CORE INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]


2005   6.00%
2006   20.79%


--------

     /1/ The Fund's total return for the six months ended June 30, 2007 was 8.25%.

The best calendar quarter return during the period shown above was 14.13% in the 1st quarter of 2006; the worst was -3.61% in the 2nd quarter of 2006.

                  ISHARES MORNINGSTAR SMALL GROWTH INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]


2005   5.49%
2006   9.68%


--------

     /1/ The Fund's total return for the six months ended June 30, 2007 was 10.60%.

The best calendar quarter return during the period shown above was 13.70% in the 1st quarter of 2006; the worst was -8.09% in the 2nd quarter of 2006.


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                                                                           19

                  ISHARES MORNINGSTAR SMALL VALUE INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)


[GRAPHIC APPEARS HERE]


2005   4.79%
2006   19.60%


--------

     /1/ The Fund's total return for the six months ended June 30, 2007 was 3.77%.

The best calendar quarter return during the period shown above was 10.77% in the 1st quarter of 2006; the worst was -4.27% in the 1st quarter of 2005.


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     20
[GRAPHIC APPEARS HERE]

                         AVERAGE ANNUAL TOTAL RETURNS
                   (for the periods ended December 31, 2006)



                                                              SINCE FUND
                                    ONE YEAR    FIVE YEARS    INCEPTION
                                   ----------  ------------  -----------
ISHARES MORNINGSTAR LARGE CORE
  INDEX FUND:
(INCEPTION DATE: 6/28/2004)
    Return Before Taxes               15.27%       N/A           11.22%
    Return After Taxes on             15.02%       N/A           10.99%
  Distributions(1)
    Return After Taxes on             10.23%       N/A            9.62%
Distributions and Sale of Fun  d
  Shares(1)
MORNINGSTAR LARGE CORE INDEX
(Index returns do not reflect
deductions for fees,
expenses, or taxes)                   15.54%       N/A           11.53%

ISHARES MORNINGSTAR LARGE GROWTH
  INDEX FUND:
(INCEPTION DATE: 6/28/2004)
    Return Before Taxes                5.40%       N/A            3.57%
    Return After Taxes on              5.33%       N/A            3.43%
  Distributions(1)
    Return After Taxes on              3.61%       N/A            3.03%
Distributions and Sale of Fun  d
  Shares(1)
MORNINGSTAR LARGE GROWTH INDEX
(Index returns do not reflect
deductions for
fees, expenses, or taxes)              5.68%       N/A            3.84%

ISHARES MORNINGSTAR LARGE VALUE
  INDEX FUND:
(INCEPTION DATE: 6/28/2004)
    Return Before Taxes               25.20%       N/A           17.01%
    Return After Taxes on             24.72%       N/A           16.56%
  Distributions(1)
    Return After Taxes on             16.91%       N/A           14.60%
Distributions and Sale of Fun  d
  Shares(1)
MORNINGSTAR LARGE VALUE INDEX
(Index returns do not reflect
deductions for
fees, expenses, or taxes)             25.79%       N/A           17.49%

ISHARES MORNINGSTAR MID CORE
  INDEX FUND:
(INCEPTION DATE: 6/28/2004)
    Return Before Taxes               14.31%       N/A           14.93%
    Return After Taxes on             14.06%       N/A           14.70%
  Distributions(1)
    Return After Taxes on              9.55%       N/A           12.81%
Distributions and Sale of Fun  d
  Shares(1)
MORNINGSTAR MID CORE INDEX
(Index returns do not reflect
deductions for fees,
expenses, or taxes)                   14.72%       N/A           15.32%

ISHARES MORNINGSTAR MID GROWTH
  INDEX FUND:
(INCEPTION DATE: 6/28/2004)
    Return Before Taxes                9.36%       N/A           15.19%
    Return After Taxes on              9.26%       N/A           15.14%
  Distributions(1)
    Return After Taxes on              6.16%       N/A           13.09%
Distributions and Sale of Fun  d
  Shares(1)
MORNINGSTAR MID GROWTH INDEX
(Index returns do not reflect
deductions for
fees, expenses, or taxes)              9.63%       N/A           15.61%

ISHARES MORNINGSTAR MID VALUE
  INDEX FUND:
(INCEPTION DATE: 6/28/2004)
    Return Before Taxes               18.41%       N/A           17.99%
    Return After Taxes on             18.06%       N/A           17.52%
  Distributions(1)
    Return After Taxes on             12.35%       N/A           15.41%
Distributions and Sale of Fun  d
  Shares(1)
MORNINGSTAR MID VALUE INDEX
(Index returns do not reflect
deductions for fees,
expenses, or taxes)                   18.81%       N/A           18.31%

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                                                                           21

                         AVERAGE ANNUAL TOTAL RETURNS
                   (for the periods ended December 31, 2006)



                                                              SINCE FUND
                                    ONE YEAR    FIVE YEARS    INCEPTION
                                   ----------  ------------  -----------
ISHARES MORNINGSTAR SMALL CORE
  INDEX FUND:
(INCEPTION DATE: 6/28/2004)
    Return Before Taxes               20.79%       N/A           16.62%
    Return After Taxes on             20.60%       N/A           16.43%
  Distributions(1)
    Return After Taxes on             13.63%       N/A           14.28%
Distributions and Sale of Fun  d
  Shares(1)
MORNINGSTAR SMALL CORE INDEX
(Index returns do not reflect
deductions for fees,
expenses, or taxes)                   21.17%       N/A           17.04%

ISHARES MORNINGSTAR SMALL GROWTH
  INDEX FUND:
(INCEPTION DATE: 6/28/2004)
    Return Before Taxes                9.68%       N/A            8.98%
    Return After Taxes on              9.68%       N/A            8.98%
  Distributions(1)
    Return After Taxes on              6.29%       N/A            7.71%
Distributions and Sale of Fun  d
  Shares(1)
MORNINGSTAR SMALL GROWTH INDEX
(Index returns do not reflect
deductions for
fees, expenses, or taxes)             10.04%       N/A            9.34%

ISHARES MORNINGSTAR SMALL VALUE
  INDEX FUND:
(INCEPTION DATE: 6/28/2004)
    Return Before Taxes               19.60%       N/A           16.12%
    Return After Taxes on             19.07%       N/A           15.55%
  Distributions(1)
    Return After Taxes on             13.05%       N/A           13.66%
Distributions and Sale of Fun  d
  Shares(1)
MORNINGSTAR SMALL VALUE INDEX
(Index returns do not reflect
deductions for
fees, expenses, or taxes)             20.03%       N/A           16.60%

--------

(1) After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.



Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of a Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of a Fund:



                                                               ANNUAL FUND OPERATING EXPENSES/2/
                                                ----------------------------------------------------------------
                                                              DISTRIBUTION AND                 TOTAL ANNUAL FUND
                                   SHAREHOLDER   MANAGEMENT    SERVICE (12B-1)      OTHER          OPERATING
FUND                                 FEES/1/        FEES            FEES         EXPENSES/3/       EXPENSES
--------------------------------- ------------- ------------ ------------------ ------------- ------------------
iShares Morningstar Large Core        None         0.20%           None             None            0.20%
  Index
 Fund
iShares Morningstar Large Growth      None         0.25%           None             None            0.25%
 Index Fund
iShares Morningstar Large Value       None         0.25%           None             None            0.25%
  Index
 Fund
iShares Morningstar Mid Core          None         0.25%           None             None            0.25%
  Index
 Fund
iShares Morningstar Mid Growth        None         0.30%           None             None            0.30%
  Index
 Fund

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     22
[GRAPHIC APPEARS HERE]

                                                               ANNUAL FUND OPERATING EXPENSES/2/
                                                ----------------------------------------------------------------
                                                              DISTRIBUTION AND                 TOTAL ANNUAL FUND
                                   SHAREHOLDER   MANAGEMENT    SERVICE (12B-1)      OTHER          OPERATING
FUND                                 FEES/1/        FEES            FEES         EXPENSES/3/       EXPENSES
--------------------------------- ------------- ------------ ------------------ ------------- ------------------
iShares Morningstar Mid Value         None         0.30%           None             None            0.30%
  Index
 Fund
iShares Morningstar Small Core        None         0.25%           None             None            0.25%
  Index
 Fund
iShares Morningstar Small Growth      None         0.30%           None             None            0.30%
 Index Fund
iShares Morningstar Small Value       None         0.30%           None             None            0.30%
  Index
 Fund

--------

/1/Fees paid directly from your investment.
/2/Expenses that are deducted from a Fund's assets, expressed as a percentage of average net assets.
/3/The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Funds, except interest expense and taxes (both expected to be DE MINIMIS), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example
This Example is intended to help you compare the cost of owning shares of a Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



FUND                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------  --------  ---------  ---------  ---------
iShares Morningstar Large Core        $20       $64        $113       $255
  Index Fund
iShares Morningstar Large Growth      $26       $80        $141       $318
  Index Fund
iShares Morningstar Large Value       $26       $80        $141       $318
  Index Fund
iShares Morningstar Mid Core          $26       $80        $141       $318
  Index Fund
iShares Morningstar Mid Growth        $31       $97        $169       $381
  Index Fund
iShares Morningstar Mid Value         $31       $97        $169       $381
  Index Fund
iShares Morningstar Small Core        $26       $80        $141       $318
  Index Fund
iShares Morningstar Small Growth      $31       $97        $169       $381
  Index Fund
iShares Morningstar Small Value       $31       $97        $169       $381
  Index Fund


Management

Investment Adviser


As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of each Fund's assets. In seeking to achieve a Fund's investment objective, BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for substantially all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses.


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                                                                           23

For the fiscal year ended April 30, 2007, BGFA received management fees from each Fund based on a percentage of the Fund's average daily net assets, as shown in the following table:


FUND                                MANAGEMENT FEE
---------------------------------  ---------------
iShares Morningstar Large Core          0.20%
  Index Fund
iShares Morningstar Large Growth        0.25%
  Index Fund
iShares Morningstar Large Value         0.25%
  Index Fund
iShares Morningstar Mid Core            0.25%
  Index Fund
iShares Morningstar Mid Growth          0.30%
  Index Fund
iShares Morningstar Mid Value           0.30%
  Index Fund
iShares Morningstar Small Core          0.25%
  Index Fund
iShares Morningstar Small Growth        0.30%
  Index Fund
iShares Morningstar Small Value         0.30%
  Index Fund


BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of May 31, 2007, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.8 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement with BGFA is available in each Fund's semi-annual report for the six-month period ended October 31.


Portfolio Managers


Patrick O'Connor and S. Jane Leung (the "Portfolio Managers") are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. For risk management and compliance purposes, each Portfolio Manager is subject to appropriate limitations on his or her authority.

Patrick O'Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since February 2006. Mr. O'Connor has been a senior portfolio manager with BGFA and BGI since 1999.

S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since September 2006. Ms. Leung has been a senior portfolio manager with BGFA and BGI since 2004 and was a portfolio manager with BGFA and BGI from 2001 to 2004.

The Funds' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership (if any) of shares in the Funds.

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company ("State Street") is the administrator, custodian and transfer agent for each Fund.


Shareholder Information


ADDITIONAL SHAREHOLDER INFORMATION, INCLUDING HOW TO BUY AND SELL SHARES OF THE FUNDS, IS AVAILABLE FREE OF CHARGE BY CALLING TOLL-FREE: 1-800-ISHARES (1-800-474-2737) OR VISITING OUR WEBSITE WWW.ISHARES.COM.


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     24
[GRAPHIC APPEARS HERE]

Buying and Selling Shares
Shares of each Fund trade on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly-traded companies. The Trust does not impose any minimum investment for shares of a Fund purchased on an exchange. Buying or selling Fund shares involves two types of costs that apply to all stock transactions. When buying or selling shares of the Funds through a broker, you will incur a brokerage commission determined by your broker. In addition, you will also incur the cost of the "spread" - that is, the difference between the bid price and the ask price. The commission is frequently a fixed amount, and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for the shares of each Fund based on its trading volume and market liquidity, and is generally lower if a Fund has a lot of trading volume and market liquidity and higher if a Fund has little trading volume and market liquidity. The Funds' shares trade under the trading symbols listed for each Fund in the DESCRIPTIONS OF THE FUNDS section of this Prospectus.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the CREATIONS AND REDEMPTIONS section of this Prospectus. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

The Trust's Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares ("frequent trading") that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund's portfolio securities after the close of the primary markets for a Fund's portfolio securities and the reflection of that change in the Fund's NAV ("market timing"), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund's portfolio securities. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed and traded on national securities exchanges.

The national securities exchange on which each Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund's primary listing exchange is shown below:



FUND                                PRIMARY LISTING EXCHANGE
---------------------------------  -------------------------
iShares Morningstar Large Core                NYSE
  Index Fund
iShares Morningstar Large Growth              NYSE
  Index Fund
iShares Morningstar Large Value               NYSE
  Index Fund
iShares Morningstar Mid Core                  NYSE
  Index Fund
iShares Morningstar Mid Growth                NYSE
  Index Fund
iShares Morningstar Mid Value                 NYSE
  Index Fund
iShares Morningstar Small Core                NYSE
  Index Fund
iShares Morningstar Small Growth              NYSE
  Index Fund
iShares Morningstar Small Value               NYSE
  Index Fund



Section 12(d)(1) of the Investment Company Act of 1940, as amended, restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in
Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.


Book Entry


Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC"), or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

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                                                                           25

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or "street name" form.


Share Prices


The trading prices of a Fund's shares in the secondary market generally will differ from the Fund's daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of each Fund, also known as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund is listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a "real-time" update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no representation or warranty as to its accuracy.


Determination of Net Asset Value


The NAV for each Fund will generally be determined once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of each Fund is calculated by dividing the value of the net assets of a Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

In calculating a Fund's NAV, a Fund's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. The frequency with which a Fund's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which each Fund invests pursuant to its investment objective, strategies and limitations.


--------------------------------------------------------------------------------
     26
[GRAPHIC APPEARS HERE]

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (I.E., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (I.E., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund's NAV is computed and that may materially affect the value of the Fund's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations.

Valuing a Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's Underlying Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's Underlying Index.


Because foreign markets may be open on different days than the days during which a shareholder may purchase a Fund's shares, the value of the Fund's investments may change on days when shareholders are not able to purchase the Fund's shares.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser.

Dividends and Distributions


GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Each Fund generally distributes its net capital gains, if any, to shareholders annually. Each Fund also reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed on a PRO RATA basis to beneficial owners of such shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from a Fund.

DIVIDEND REINVESTMENT SERVICE. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.


Taxes
As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.


Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund shares.


--------------------------------------------------------------------------------
                                                                           27

Taxes on Distributions


Distributions from a Fund's net investment income (other than qualified dividend income), including distributions out of the Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund's shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010.

In order for a distribution by a Fund to be treated as qualified dividend income, the Fund must meet holding period and other requirements with respect to its dividend paying securities, and you must meet holding period requirements and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If a Fund's distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale of other disposition of shares of a Fund. In addition, for taxable years of a Fund beginning on or before December 31, 2007, U.S.-source interest-related dividends and short-term capital gain dividends may not be subject to such U.S. withholding tax. In order for a distribution to qualify as an interest-related dividend or a short-term capital gain dividend, a Fund must designate it as such in writing to shareholders; depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

In order for a distribution to qualify as an interest-related dividend or a short-term capital gain dividend, a Fund must designate it as such in a writing to shareholders; depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.


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     28
[GRAPHIC APPEARS HERE]

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.


Taxes When Shares are Sold


Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

THE FOREGOING DISCUSSION SUMMARIZES SOME OF THE CONSEQUENCES UNDER CURRENT FEDERAL TAX LAW OF AN INVESTMENT IN A FUND. IT IS NOT A SUBSTITUTE FOR PERSONAL TAX ADVICE. YOU MAY ALSO BE SUBJECT TO STATE AND LOCAL TAXATION ON FUND DISTRIBUTIONS AND SALES OF SHARES. CONSULT YOUR PERSONAL TAX ADVISER ABOUT THE POTENTIAL TAX CONSEQUENCES OF AN INVESTMENT IN SHARES OF A FUND UNDER ALL APPLICABLE TAX LAWS.

Creations and Redemptions


The shares that trade in the secondary market are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each "creator" or "Authorized Participant" enters into an authorized participant agreement with the Funds' distributor, SEI Investments Distribution Co. (the "Distributor"). A creation transaction which is subject to acceptance by the transfer agent takes place when an Authorized Participant deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.


Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.


Each Fund intends to comply with the federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in either case, has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.


Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part

--------------------------------------------------------------------------------
                                                                           29
of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.


Transaction Fees


Each Fund will impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in-kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge up to the maximum amount shown below under "Maximum Creation/Redemption Transaction Fee." In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of May 31, 2007, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee:



                                                                          STANDARD           MAXIMUM
                                     APPROXIMATE       NUMBER OF         CREATION/          CREATION/
                                      VALUE OF A       SHARES PER        REDEMPTION        REDEMPTION
FUND                                CREATION UNIT    CREATION UNIT    TRANSACTION FEE    TRANSACTION FEE
---------------------------------  ---------------  ---------------  -----------------  ----------------
iShares Morningstar Large Core        $4,040,000        50,000              $300             $1,200
  Index
 Fund
iShares Morningstar Large Growth      $3,500,000        50,000              $300             $1,200
  Index
 Fund
iShares Morningstar Large Value       $4,511,000        50,000              $300             $1,200
  Index
 Fund
iShares Morningstar Mid Core          $4,630,500        50,000              $500             $2,000
  Index Fund
iShares Morningstar Mid Growth        $4,834,000        50,000              $500             $2,000
  Index
 Fund
iShares Morningstar Mid Value         $4,744,000        50,000              $500             $2,000
  Index Fund
iShares Morningstar Small Core        $4,731,000        50,000              $500             $2,000
  Index
 Fund
iShares Morningstar Small Growth      $4,143,000        50,000              $500             $2,000
  Index
 Fund
iShares Morningstar Small Value       $4,410,500        50,000              $500             $2,000
  Index
 Fund


Householding


Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a


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     30
[GRAPHIC APPEARS HERE]
single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.



Distribution
The Distributor distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456.


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                                                                           31

Financial Highlights


The financial highlights tables are intended to help investors understand each Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Funds' financial statements, in the Funds' Annual Report (available upon request).

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                          ISHARES MORNINGSTAR LARGE CORE INDEX FUND
                                   -------------------------------------------------------
                                                                               PERIOD FROM
                                                                          JUNE 28, 2004/A/
                                            YEAR ENDED       YEAR ENDED                 TO
                                         APR. 30, 2007    APR. 30, 2006      APR. 30, 2005
                                   -------------------  ---------------  -----------------
NET ASSET VALUE, BEGINNING OF           $  69.40            $ 62.68          $ 59.92
                                        ---------           -------          -------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                   1.16/b/               0.98             0.65
 Net realized and unrealized                8.92               6.71             2.71
                                        ---------           -------          -------
  gain/c/
Total from investment operations           10.08               7.69             3.36
                                        ---------           -------          -------
LESS DISTRIBUTIONS FROM:
 Net investment income                     (1.11)             (0.97)           (0.60)
                                        ---------           -------          -------
Total distributions                        (1.11)             (0.97)           (0.60)
                                        ---------           -------          -------
NET ASSET VALUE, END OF PERIOD          $  78.37            $ 69.40          $ 62.68
                                        =========           =======          =======
TOTAL RETURN                               14.66%             12.35%            5.62%/d/
                                        =========           =======          =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)       $160,652            $86,749          $53,280
 Ratio of expenses to average               0.20%              0.20%            0.20%
  net assets/e/
 Ratio of net investment income
to average
  net assets/e/                             1.59%              1.58%            1.33%
 Portfolio turnover rate/f/                   39%                15%               4%

--------

/a/ Commencement of operations.
/b/ Based on average shares outstanding throughout the period.
/c/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/ Not annualized.
/e/ Annualized for periods of less than one year.
/f/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------
     32
[GRAPHIC APPEARS HERE]

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                         ISHARES MORNINGSTAR LARGE GROWTH INDEX FUND
                                   -------------------------------------------------------
                                                                               PERIOD FROM
                                                                          JUNE 28, 2004/A/
                                            YEAR ENDED       YEAR ENDED                 TO
                                         APR. 30, 2007    APR. 30, 2006      APR. 30, 2005
                                   -------------------  ---------------  -----------------
NET ASSET VALUE, BEGINNING OF           $  61.79           $  54.98         $   59.96
                                        ---------          --------         ---------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                   0.35/b/               0.24              0.80
 Net realized and unrealized                5.80               6.80             (4.98)
                                        ---------          --------         ---------
  gain (loss)/c/
Total from investment operations            6.15               7.04             (4.18)
                                        ---------          --------         ---------
LESS DISTRIBUTIONS FROM:
 Net investment income                     (0.35)             (0.23)            (0.80)
 Return of capital                             -                  -             (0.00)/d/
                                        ---------          --------         ---------
Total distributions                        (0.35)             (0.23)            (0.80)
                                        ---------          --------         ---------
NET ASSET VALUE, END OF PERIOD          $  67.59           $  61.79         $   54.98
                                        =========          ========         =========
TOTAL RETURN                               10.00%             12.81%            (7.04)%/e/
                                        =========          ========         =========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)       $294,003           $203,907         $  49,485
 Ratio of expenses to average               0.25%              0.25%             0.25%
  net assets/f/
 Ratio of net investment income
to average
  net assets/f/                             0.56%              0.44%             1.48%
 Portfolio turnover rate/g/                   28%                24%               19%

--------

/a/                                 Commencement of operations.
/b/Based on average shares outstanding throughout the period.
/c/The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital
     share transactions.
                     /d/ Rounds to less than $0.01.
/e/                                                Not annualized.
/f/Annualized for periods of less than one year.
/g/Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                         ISHARES MORNINGSTAR LARGE VALUE INDEX FUND
                                   -------------------------------------------------------
                                                                               PERIOD FROM
                                                                          JUNE 28, 2004/A/
                                            YEAR ENDED       YEAR ENDED                 TO
                                         APR. 30, 2007    APR. 30, 2006      APR. 30, 2005
                                   -------------------  ---------------  -----------------
NET ASSET VALUE, BEGINNING OF           $  74.28           $  65.09          $  60.13
                                        ---------          --------          --------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                   2.18/b/               1.79              1.41
 Net realized and unrealized               12.56               9.17              4.77
                                        ---------          --------          --------
  gain/c/
Total from investment operations           14.74              10.96              6.18
                                        ---------          --------          --------
LESS DISTRIBUTIONS FROM:
 Net investment income                     (2.06)             (1.77)            (1.22)
                                        ---------          --------          --------
Total distributions                        (2.06)             (1.77)            (1.22)
                                        ---------          --------          --------
NET ASSET VALUE, END OF PERIOD          $  86.96           $  74.28          $  65.09
                                        =========          ========          ========
TOTAL RETURN                               20.14%             17.05%            10.33%/d/
                                        =========          ========          ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)       $439,134           $148,561          $ 55,323
 Ratio of expenses to average               0.25%              0.25%             0.25%
  net assets/e/
 Ratio of net investment income
to average
  net assets/e/                             2.70%              2.89%             2.85%
 Portfolio turnover rate/f/                   22%                17%                2%

--------

/a/                                 Commencement of operations.
/b/Based on average shares outstanding throughout the period.
/c/The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital
    share transactions.
/d/                                                Not annualized.
/e/Annualized for periods of less than one year.
/f/Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                           33

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                           ISHARES MORNINGSTAR MID CORE INDEX FUND
                                   -------------------------------------------------------
                                                                               PERIOD FROM
                                                                          JUNE 28, 2004/A/
                                            YEAR ENDED       YEAR ENDED                 TO
                                         APR. 30, 2007    APR. 30, 2006      APR. 30, 2005
                                   -------------------  ---------------  -----------------
NET ASSET VALUE, BEGINNING OF           $  78.01           $  63.05          $ 59.61
                                        ---------          --------          -------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                   1.10/b/               0.91             0.46
 Net realized and unrealized               10.57              14.96             3.39
                                        ---------          --------          -------
  gain/c/
Total from investment operations           11.67              15.87             3.85
                                        ---------          --------          -------
LESS DISTRIBUTIONS FROM:
 Net investment income                     (1.00)             (0.88)           (0.41)
 Return of capital                         (0.10)             (0.03)               -
                                        ---------          --------          -------
Total distributions                        (1.10)             (0.91)           (0.41)
                                        ---------          --------          -------
NET ASSET VALUE, END OF PERIOD          $  88.58           $  78.01          $ 63.05
                                        =========          ========          =======
TOTAL RETURN                               15.09%             25.26%            6.46%/d/
                                        =========          ========          =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)       $146,153           $105,319          $63,053
 Ratio of expenses to average               0.25%              0.25%            0.25%
  net assets/e/
 Ratio of net investment income
to average
  net assets/e/                             1.38%              1.26%            1.12%
 Portfolio turnover rate/f/                   53%                19%               3%

--------

/a/                                 Commencement of operations.
/b/Based on average shares outstanding throughout the period.
/c/The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital
    share transactions.
/d/                                                Not annualized.
/e/Annualized for periods of less than one year.
/f/Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                          ISHARES MORNINGSTAR MID GROWTH INDEX FUND
                                   -------------------------------------------------------
                                                                               PERIOD FROM
                                                                          JUNE 28, 2004/A/
                                            YEAR ENDED       YEAR ENDED                 TO
                                         APR. 30, 2007    APR. 30, 2006      APR. 30, 2005
                                   -------------------  ---------------  -----------------
NET ASSET VALUE, BEGINNING OF           $  85.38           $  62.58          $ 59.33
                                        ---------          --------          -------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                   0.16/b/               0.13             0.04
 Net realized and unrealized                7.31              22.80             3.24
                                        ---------          --------          -------
  gain/c/
Total from investment operations            7.47              22.93             3.28
                                        ---------          --------          -------
LESS DISTRIBUTIONS FROM:
 Net investment income                     (0.33)             (0.13)           (0.03)
                                        ---------          --------          -------
Total distributions                        (0.33)             (0.13)           (0.03)
                                        ---------          --------          -------
NET ASSET VALUE, END OF PERIOD          $  92.52           $  85.38          $ 62.58
                                        =========          ========          =======
TOTAL RETURN                                8.78%             36.67%            5.52%/d/
                                        =========          ========          =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)       $235,917           $204,914          $31,289
 Ratio of expenses to average               0.30%              0.30%            0.30%
  net assets/e/
 Ratio of net investment income
to average
  net assets/e/                             0.19%              0.23%            0.09%
 Portfolio turnover rate/f/                   50%                21%              11%

--------

/a/                                 Commencement of operations.
/b/Based on average shares outstanding throughout the period.
/c/The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital
    share transactions.
/d/                                                Not annualized.
/e/Annualized for periods of less than one year.
/f/Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------
     34
[GRAPHIC APPEARS HERE]

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                            ISHARES MORNINGSTAR MID VALUE INDEX FUND
                                   -----------------------------------------------------------
                                                                                   PERIOD FROM
                                                                              JUNE 28, 2004/A/
                                            YEAR ENDED           YEAR ENDED                 TO
                                         APR. 30, 2007        APR. 30, 2006      APR. 30, 2005
                                   -------------------  -------------------  -----------------
NET ASSET VALUE, BEGINNING OF           $  79.63             $  66.83            $  59.91
                                        ---------            ---------           --------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                   1.88/b/              1.81/b/                1.23
 Net realized and unrealized               11.84                12.79                6.73
                                        ---------            ---------           --------
  gain/c/
Total from investment operations           13.72                14.60                7.96
                                        ---------            ---------           --------
LESS DISTRIBUTIONS FROM:
 Net investment income                     (1.61)               (1.80)              (1.04)
                                        ---------            ---------           --------
Total distributions                        (1.61)               (1.80)              (1.04)
                                        ---------            ---------           --------
NET ASSET VALUE, END OF PERIOD          $  91.74             $  79.63            $  66.83
                                        =========            =========           ========
TOTAL RETURN                               17.46%               22.07%              13.33%/d/
                                        =========            =========           ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)       $178,902             $ 99,535            $ 33,417
 Ratio of expenses to average               0.30%                0.30%               0.30%
  net assets/e/
 Ratio of net investment income
to average
  net assets/e/                             2.25%                2.42%               2.52%
 Portfolio turnover rate/f/                   43%                  18%                  7%

--------
/a/                                 Commencement of operations.

/b/Based on average shares outstanding throughout the period.
/c/The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital
    share transactions.
/d/                                                Not annualized.
/e/Annualized for periods of less than one year.
/f/Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                          ISHARES MORNINGSTAR SMALL CORE INDEX FUND
                                   -------------------------------------------------------
                                                                               PERIOD FROM
                                                                          JUNE 28, 2004/A/
                                            YEAR ENDED       YEAR ENDED                 TO
                                         APR. 30, 2007    APR. 30, 2006      APR. 30, 2005
                                   -------------------  ---------------  -----------------
NET ASSET VALUE, BEGINNING OF           $  82.87            $ 62.20          $ 59.83
                                        ---------           -------          -------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                   0.53/b/               0.73             0.43
 Net realized and unrealized                7.40              20.62             2.32
                                        ---------           -------          -------
  gain/c/
Total from investment operations            7.93              21.35             2.75
                                        ---------           -------          -------
LESS DISTRIBUTIONS FROM:
 Net investment income                     (0.46)             (0.68)           (0.35)
 Return of capital                         (0.10)                 -            (0.03)
                                        ---------           -------          -------
Total distributions                        (0.56)             (0.68)           (0.38)
                                        ---------           -------          -------
NET ASSET VALUE, END OF PERIOD          $  90.24            $ 82.87          $ 62.20
                                        =========           =======          =======
TOTAL RETURN                                9.62%             34.47%            4.56%/d/
                                        =========           =======          =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)       $157,918            $91,157          $37,320
 Ratio of expenses to average               0.25%              0.25%            0.25%
  net assets/e/
 Ratio of net investment income
to average
  net assets/e/                             0.63%              1.04%            0.82%
 Portfolio turnover rate/f/                   73%                45%              16%

--------

/a/                                 Commencement of operations.
/b/Based on average shares outstanding throughout the period.
/c/The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital
    share transactions.
/d/                                                Not annualized.
/e/Annualized for periods of less than one year.
/f/Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------
                                                                           35

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                         ISHARES MORNINGSTAR SMALL GROWTH INDEX FUND
                                   -------------------------------------------------------
                                                                               PERIOD FROM
                                                                          JUNE 28, 2004/A/
                                            YEAR ENDED       YEAR ENDED                 TO
                                         APR. 30, 2007    APR. 30, 2006      APR. 30, 2005
                                   -------------------  ---------------  -----------------
NET ASSET VALUE, BEGINNING OF           $   76.85           $ 56.40         $   59.59
                                        ---------           -------         ---------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income (loss)            0.02/b/               0.01             (0.04)
 Net realized and unrealized                 1.94             20.45             (3.15)
                                        ---------           -------         ---------
  gain (loss)/c/
Total from investment operations             1.96             20.46             (3.19)
                                        ---------           -------         ---------
LESS DISTRIBUTIONS FROM:
 Return of capital                              -             (0.01)                -
                                        ---------           -------         ---------
Total distributions                             -             (0.01)                -
                                        ---------           -------         ---------
NET ASSET VALUE, END OF PERIOD          $   78.81           $ 76.85         $   56.40
                                        =========           =======         =========
TOTAL RETURN                                 2.55%            36.27%            (5.36)%/d/
                                        =========           =======         =========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)       $  70,927           $76,853         $  25,380
 Ratio of expenses to average                0.30%             0.30%             0.30%
  net assets/e/
 Ratio of net investment income
(loss) to
  average net assets/e/                      0.03%             0.01%            (0.11)%
 Portfolio turnover rate/f/                    59%               38%               26%

--------

/a/                                 Commencement of operations.
/b/Based on average shares outstanding throughout the period.
/c/The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital
     share transactions.
                                        /d/ Not annualized.
/e/Annualized for periods of less than one year.
/f/Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                       ISHARES MORNINGSTAR SMALL VALUE INDEX FUND
                                   ---------------------------------------------------
                                                                           PERIOD FROM
                                                                      JUNE 28, 2004/A/
                                        YEAR ENDED       YEAR ENDED                 TO
                                     APR. 30, 2007    APR. 30, 2006      APR. 30, 2005
                                   ---------------  ---------------  -----------------
NET ASSET VALUE, BEGINNING OF         $  77.78          $ 62.37          $ 59.97
                                      --------          -------          -------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                 1.85             1.55             1.07
 Net realized and unrealized              7.06            15.31             2.39
                                      --------          -------          -------
  gain/c/
Total from investment operations          8.91            16.86             3.46
                                      --------          -------          -------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (1.69)           (1.45)           (1.06)
                                      --------          -------          -------
Total distributions                      (1.69)           (1.45)           (1.06)
                                      --------          -------          -------
NET ASSET VALUE, END OF PERIOD        $  85.00          $ 77.78          $ 62.37
                                      ========          =======          =======
TOTAL RETURN                             11.63%           27.24%            5.72%/d/
                                      ========          =======          =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)     $135,998          $81,664          $34,301
 Ratio of expenses to average             0.30%            0.30%            0.30%
  net assets/e/
 Ratio of net investment income
to average
  net assets/e/                           2.31%            2.16%            1.98%
 Portfolio turnover rate/f/                 56%              17%              10%

--------
/a/                                 Commencement of operations.

/b/Based on average shares outstanding throughout the period.
/c/The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

/d/                                                Not annualized.
/e/Annualized for periods of less than one year.
/f/Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

--------------------------------------------------------------------------------
     36
[GRAPHIC APPEARS HERE]

Index Provider
Morningstar is a leading provider of independent investment research. The company offers an extensive line of internet, software, and print-based products for individual investors, financial advisors and institutions. Morningstar is not affiliated with the Trust, BGI, BGFA, State Street, or the Distributor. Dow Jones Indexes, a part of Dow Jones and Company, maintains and calculates the Morningstar Indexes for Morningstar pursuant to a contractual agreement. Dow Jones Indexes is not affiliated with Morningstar, the Trust, BGI, BGFA, the Distributor, or any of their respective affiliates.

BGI has entered into a license agreement with the Index Provider to use the Underlying Indexes. BGI is sub-licensing rights in the Underlying Indexes to the Trust at no charge.

--------------------------------------------------------------------------------
                                                                           37

Disclaimers
THE FUNDS ARE NOT SPONSORED, OFFERED OR SOLD BY MORNINGSTAR. MORNINGSTAR MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUNDS OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF OWNING OR TRADING SHARES OF THE FUNDS. MORNINGSTAR IS THE LICENSOR OF CERTAIN SERVICEMARKS AND TRADE NAMES OF MORNINGSTAR AND OF THE MORNINGSTAR INDEXES, WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MORNINGSTAR WITHOUT REGARD TO THE TRUST, BGI OR BGFA OR THE OWNERS OF SHARES OF THE FUNDS. MORNINGSTAR HAS NO OBLIGATION TO TAKE THE NEEDS OF BGFA, BGI OR THE OWNERS OF SHARES OF THE FUNDS INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MORNINGSTAR INDEXES. MORNINGSTAR IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OR THE TIMING OF, PRICES OR QUANTITIES OF SHARES OF THE FUNDS TO BE LISTED OR IN THE DETERMINATION OR CALCULATION OF EACH FUND'S PRICE PER SHARE. MORNINGSTAR HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION OF THE TRUST OR THE MARKETING OR TRADING OF SHARES OF THE FUNDS. MORNINGSTAR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR SHALL HAVE NOT LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MORNINGSTAR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BGI AND BGFA OR OWNERS OF SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN. MORNINGSTAR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MORNINGSTAR HAVE ANY LIABILITY FOR ANY LOST PROFITS, SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES EVEN IF NOTIFIED THEREOF.

SHARES OF THE FUNDS ARE NOT SPONSORED, ENDORSED OR PROMOTED BY THE NYSE. THE NYSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF ANY FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF A FUND TO TRACK THE TOTAL RETURN PERFORMANCE OF ANY UNDERLYING INDEX OR THE ABILITY OF ANY UNDERLYING INDEX IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE NYSE IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE COMPILATION OR THE CALCULATION OF ANY UNDERLYING INDEX, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE SHARES OF ANY FUND TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE NYSE HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF ANY FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUNDS.

THE NYSE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE NYSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST ON BEHALF OF ITS FUNDS AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SUBJECT INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE NYSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE NYSE HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

BGFA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN AND BGFA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

BGFA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, TO THE OWNERS OF THE SHARES OF A FUND, OR TO ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. BGFA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE


--------------------------------------------------------------------------------
     38
[GRAPHIC APPEARS HERE]

FOREGOING, IN NO EVENT SHALL BGFA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

--------------------------------------------------------------------------------
                                                                           39

Supplemental Information

I. Premium/Discount Information


The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's NAV. NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns ("Market Price") of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.


Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.


The following information shows the frequency distributions of premiums and discounts for each Fund included in this Prospectus. The information shown for each Fund is for each full calendar quarter of 2006 through June 30, 2007.

EACH LINE IN THE TABLE SHOWS THE NUMBER OF TRADING DAYS IN WHICH A FUND TRADES WITHIN THE PREMIUM/DISCOUNT RANGE INDICATED. THE NUMBER OF TRADING DAYS IN EACH PREMIUM/DISCOUNT RANGE IS ALSO SHOWN AS A PERCENTAGE OF THE TOTAL NUMBER OF TRADING DAYS IN THE PERIOD COVERED BY EACH TABLE. ALL DATA PRESENTED HERE REPRESENTS PAST PERFORMANCE, WHICH CANNOT BE USED TO PREDICT FUTURE RESULTS.



FUND                               PREMIUM/DISCOUNT RANGE                     NUMBER OF DAYS    PERCENTAGE OF TOTAL DAYS
=================================  ========================================  ================  =========================
iShares Morningstar Large Core     Greater than 0.5% and Less than 1.0%               2          0.53%
  Index Fund
                                   BETWEEN 0.5% AND -0.5%                           372         99.20
                                   Less than -0.5% and Greater than -1.0%             1          0.27
                                                                                    ---         -----
                                                                                    375        100.00%
                                                                                    ===        ======
iShares Morningstar Large Growth
Index
 Fund                              Greater than 1.0%                                  1          0.27%
                                   Greater than 0.5% and Less than 1.0%               2          0.53
                                   BETWEEN 0.5% AND -0.5%                           371         98.93
                                   Less than -0.5% and Greater than -1.0%             1          0.27
                                                                                    ---        ------
                                                                                    375        100.00%
                                                                                    ===        ======
iShares Morningstar Large Value
Index
 Fund                              Greater than 0.5% and Less than 1.0%               3          0.80%
                                   BETWEEN 0.5% AND -0.5%                           370         98.67
                                   Less than -0.5% and Greater than -1.0%             2          0.53
                                                                                    ---        ------
                                                                                    375        100.00%
                                                                                    ===        ======


--------------------------------------------------------------------------------
     40
[GRAPHIC APPEARS HERE]

FUND                               PREMIUM/DISCOUNT RANGE                     NUMBER OF DAYS    PERCENTAGE OF TOTAL DAYS
=================================  ========================================  ================  =========================
iShares Morningstar Mid Core       Greater than 0.5% and Less than 1.0%               1                    0.27%
  Index Fund
                                   BETWEEN 0.5% AND -0.5%                           374                   99.73
                                                                                    ---                   -----
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Morningstar Mid Growth
Index
 Fund                              Greater than 1.0%                                  2                    0.53%
                                   Greater than 0.5% and Less than 1.0%               2                    0.53
                                   BETWEEN 0.5% AND -0.5%                           370                   98.67
                                   Less than -0.5% and Greater than -1.0%             1                    0.27
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Morningstar Mid Value      Greater than 0.5% and Less than 1.0%               1                    0.27%
  Index Fund
                                   BETWEEN 0.5% AND -0.5%                           373                   99.46
                                   Less than -0.5%                                    1                    0.27
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Morningstar Small Core     Greater than 0.5% and Less than 1.0%               4                    1.07%
  Index Fund
                                   BETWEEN 0.5% AND -0.5%                           368                   98.13
                                   Less than -0.5% and Greater than -1.0%             3                    0.80
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Morningstar Small Growth
Index
 Fund                              Greater than 1.0%                                  1                    0.27%
                                   Greater than 0.5% and Less than 1.0%               4                    1.07
                                   BETWEEN 0.5% AND -0.5%                           367                   97.86
                                   Less than -0.5% and Greater than -1.0%             3                    0.80
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Morningstar Small Value
Index
 Fund                              Greater than 1.0%                                  1                    0.27%
                                   Greater than 0.5% and Less than 1.0%               6                    1.60
                                   BETWEEN 0.5% AND -0.5%                           365                   97.33
                                   Less than -0.5% and Greater than -1.0%             3                    0.80
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======


--------------------------------------------------------------------------------
                                                                           41

II. Total Return Information

The tables below present information about the total return of each Fund's Underlying Index and the total return of each Fund. The information presented for each Fund is for its fiscal year ended April 30, 2007.

"Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share NAV is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate Market Price is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Funds' NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund's inception, for the period from inception to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

                        ISHARES MORNINGSTAR INDEX FUNDS
                       PERFORMANCE AS OF APRIL 30, 2007



                                                       Average Annual Total Returns
                                  ======================================================================
                                          Year Ended 4/30/07                Inception to 4/30/07*
                                  =================================== ==================================
FUND                                  NAV        MARKET      INDEX        NAV        MARKET      INDEX
--------------------------------- =========== =========== =========== =========== =========== ==========
iShares Morningstar Large Core
Index
 Fund                                 14.66%      14.71%      14.93%      11.45%      11.47%     11.70%
iShares Morningstar Large Growth
Index
 Fund                                 10.00%      10.03%      10.29%       5.16%       5.17%      5.41%
iShares Morningstar Large Value
Index
 Fund                                 20.14%      20.14%      20.71%      16.72%      16.74%     17.11%

                                       Cumulative Total Returns
                                  ===================================
                                         Inception to 4/30/07*
                                  ===================================
FUND                                  NAV        MARKET      INDEX
--------------------------------- =========== =========== ===========
iShares Morningstar Large Core
Index
 Fund                                 36.06%      36.15%      36.92%
iShares Morningstar Large Growth
Index
 Fund                                 15.37%      15.39%      16.15%
iShares Morningstar Large Value
Index
 Fund                                 55.15%      55.22%      56.61%

--------

  * Total returns for the periods since inception are calculated from the inception date of each Fund (6/28/04). The first day of secondary market trading in shares of each Fund was (7/2/04).


--------------------------------------------------------------------------------
     42
[GRAPHIC APPEARS HERE]

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                =====================================================================
                                       YEAR ENDED 4/30/07                INCEPTION TO 4/30/07*
                                ================================= ===================================
FUND                                NAV       MARKET      INDEX       NAV        MARKET      INDEX
------------------------------- ========== =========== ========== =========== =========== ===========
iShares Morningstar Mid Core       15.09%      15.12%     15.49%      16.28%      16.28%      16.59%
  Index Fund
iShares Morningstar Mid Growth
Index
 Fund                               8.78%       8.79%      9.13%      17.17%      17.17%      17.51%
iShares Morningstar Mid Value      17.46%      17.55%     17.92%      18.64%      18.66%      18.89%
  Index Fund

                                    CUMULATIVE TOTAL RETURNS
                                ================================
                                     INCEPTION TO 4/30/07*
                                ================================
FUND                               NAV      MARKET      INDEX
------------------------------- ======== =========== ===========
iShares Morningstar Mid Core    53.49%       53.49%      54.64%
  Index Fund
iShares Morningstar Mid Growth
Index
 Fund                           56.88%       56.86%      58.11%
iShares Morningstar Mid Value   62.50%       62.59%      63.47%
  Index Fund

--------

  * Total returns for the periods since inception are calculated from the inception date of each Fund (6/28/04). The first day of secondary market trading in shares of each Fund was (7/2/04).



                                                      AVERAGE ANNUAL TOTAL RETURNS
                                  ====================================================================
                                         YEAR ENDED 4/30/07               INCEPTION TO 4/30/07*
                                  ================================ ===================================
FUND                                  NAV      MARKET      INDEX       NAV        MARKET      INDEX
--------------------------------- ========== ========== ========== =========== =========== ===========
iShares Morningstar Small Core
Index
 Fund                                 9.62%      9.64%      9.94%      16.45%      16.40%      16.78%
iShares Morningstar Small Growth
Index
 Fund                                 2.55%      2.52%      2.85%      10.34%      10.32%      10.65%
iShares Morningstar Small Value
Index
 Fund                                11.63%     12.54%     12.00%      15.38%      15.66%      15.76%

                                       CUMULATIVE TOTAL RETURNS
                                  ===================================
                                         INCEPTION TO 4/30/07*
                                  ===================================
FUND                                  NAV        MARKET      INDEX
--------------------------------- =========== =========== ===========
iShares Morningstar Small Core
Index
 Fund                                 54.12%      53.95%      55.35%
iShares Morningstar Small Growth
Index
 Fund                                 32.27%      32.18%      33.31%
iShares Morningstar Small Value
Index
 Fund                                 50.16%      51.20%      51.54%

--------

  * Total returns for the periods since inception are calculated from the inception date of each Fund (6/28/04). The first day of secondary market trading in shares of each Fund was (7/2/04).


--------------------------------------------------------------------------------
                                                                           43

Copies of the Prospectus, SAI, and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund's investments is available in the Fund's Annual or Semi-Annual reports to shareholders. In a Fund's Annual Report, you will find a discussion of the market conditions and investments strategies that significantly affected the Fund's performance during the last fiscal year.

If you have any questions about the Trust or shares of the Funds or you wish to obtain the SAI, Semi-Annual or Annual report free of charge, please:



     Call:         1-800-iShares
     (toll free)   1-800-474-2737
                   Monday through Friday
                   8:00 a.m. to 6:30 p.m. (Eastern Time)

     E-mail:       iSharesfunds@seic.com

     Write:        iShares Trust
                   c/o SEI Investments Distribution Co.
                   One Freedom Valley Drive
                   Oaks, PA 19456



Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC Washington, D.C. 20549-0102.

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT ANY FUND AND ITS SHARES NOT CONTAINED IN THIS PROSPECTUS AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION. READ AND KEEP THE PROSPECTUS FOR FUTURE REFERENCE.

                   Investment Company Act File No.: 811-09729

                           For more information visit
                              Our website or call
                         1-800-iShares (1-800-474-2737)
                                WWW.ISHARES.COM

BGI-F-027-08007


[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


                                iSHARES(Reg. TM) NASDAQ BIOTECHNOLOGY INDEX FUND
                                                     Prospectus - August 1, 2007

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[GRAPHIC APPEARS HERE]
iShares(Reg. TM)
iShares Trust


ISHARES TRUST (the "Trust") is a registered investment company that consists of over 100 separate investment portfolios called "Funds." This Prospectus relates to the following Fund:

     iShares Nasdaq Biotechnology Index Fund

The Fund issues and redeems shares at their net asset value ("NAV") only in blocks of 50,000 shares or multiples thereof ("Creation Units"). Only certain large institutional investors known as Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. These transactions are usually in exchange for a basket of securities similar to the Fund's portfolio and an amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF THE FUND ARE NOT REDEEMABLE SECURITIES. SHAREHOLDERS WHO ARE NOT AUTHORIZED PARTICIPANTS MAY NOT REDEEM SHARES DIRECTLY FROM THE FUND AT NAV.

iShares(Reg. TM) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

                        PROSPECTUS DATED AUGUST 1, 2007

Table of Contents

"The Nasdaq Stock Market(Reg. TM)", "NASDAQ Biotechnology(Reg. TM)", "NASDAQ Biotechnology Index(Reg. TM)" and the "NASDAQ Composite(Reg. TM)" are trademarks of The NASDAQ Stock Market, Inc. and are marks that have been licensed for use for certain purposes by BGI.



  Introduction ..................   1
  Description of the iShares
  Nasdaq
  Biotechnology Index Fund ......   2
  Investment Objective of the       2
  Fund
  Principal Investment              2
  Strategies of the Fund
  Principal Risks of the Fund ...   3
  Portfolio Holdings Information    5
  Performance Information .......   6
  Fees and Expenses .............   7
  Management ....................   7
  Shareholder Information .......   8
  Distribution ..................  14
  Financial Highlights ..........  15
  Index Provider ................  16
  Disclaimers ...................  17
  Supplemental Information ......  19
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Introduction
This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at www.iShares.com.

Barclays Global Fund Advisors ("BGFA") is the investment adviser to the Fund. BGFA is a subsidiary of BGI. The shares of the Fund are listed and trade at market prices on a national securities exchange such as the American Stock Exchange ("AMEX"), the Chicago Board Options Exchange, the New York Stock Exchange or the NYSE Arca, Inc. The market price for a share of the Fund may be different from the Fund's most recent NAV per share. The Fund has its own CUSIP number and exchange trading symbol.

The Fund is an exchange traded fund (commonly referred to as an "ETF"). ETFs are funds that trade like other publicly-traded securities and are designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, only Authorized Participants may purchase or redeem shares directly from the Fund at NAV. Also, unlike shares of a mutual fund, the shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

The Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund should not constitute a complete investment program.

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BGFA or any of its affiliates.


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                                                                             1

Description of the iShares Nasdaq Biotechnology Index Fund

CUSIP: 464287556
TRADING SYMBOL: IBB
UNDERLYING INDEX: NASDAQ Biotechnology Index
--------------------------------------------


Investment Objective of the Fund
The iShares Nasdaq Biotechnology Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index (the "Underlying Index"). The Fund's investment objective and its Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BGFA. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is The NASDAQ Stock Market, Inc. ("NASDAQ").

Additional information regarding the Index Provider is provided in the INDEX PROVIDER section of this Prospectus.

Principal Investment Strategies of the Fund
The Underlying Index contains securities of NASDAQ(Reg. TM) listed companies that are classified according to the Industry Classification Benchmark as either biotechnology or pharmaceuticals which also meet other eligibility criteria determined by NASDAQ.


BGFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.


Indexing eliminates the chance that the Fund may substantially outperform its Underlying Index, but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally will invest at least 90% of its assets in the securities of its Underlying Index or in American Depositary Receipts ("ADRs"), or other depositary receipts representing securities in the Underlying Index. The Fund may invest the remainder of its assets in securities not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, the Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). The Fund also may invest its other assets in futures contracts, options on futures contracts, options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

BGFA uses a representative sampling indexing strategy to manage the Fund as described below.

Representative Sampling
"Representative sampling" is an indexing strategy that involves investing in a representative sample of the securities included in the Underlying Index that collectively has an investment profile similar to the


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Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities that are included in the Underlying Index.


Correlation

An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and its Underlying Index may vary somewhat due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index) or representative sampling.

BGFA expects that, over time, the correlation between the Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A correlation percentage of 100% would indicate perfect correlation. The difference between 100% correlation and the Fund's actual correlation with its Underlying Index is called "tracking error." The Fund's use of a representative sampling indexing strategy can be expected to result in greater tracking error than if the Fund used a replication indexing strategy. "Replication" is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.


Industry Concentration Policy

The Fund will concentrate its investments (I.E., hold 25% or more of its total assets) in a particular industry or group of industries only to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risks of the Fund
The Fund may be subject to the principal risks noted below. Some or all of these risks may adversely affect the Fund's NAV, trading price, yield, total return and its ability to meet its investment objective.

Asset Class Risk
The securities in the Underlying Index or the Fund's portfolio may underperform the returns of other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors. Different types of securities or indexes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Biotechnology Companies Risk
[ ] Companies in the biotechnology industry spend heavily on research and development and their products or services may not prove commercially successful or may become obsolete quickly.

[ ] The biotechnology industry may be subject to greater governmental regulation than other industries and changes in governmental policies and the need for regulatory approvals may have a material adverse effect on this industry.

[ ] Companies in the biotechnology industry are subject to risks of new technologies and competitive pressures.


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[ ] Companies in the biotechnology industry are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Concentration Risk
If the Underlying Index or the Fund's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class. An investment in the Fund should not constitute a complete investment program.

Management Risk
The Fund may be subject to management risk because the Fund does not fully replicate its Underlying Index and may hold securities that are not included in its Underlying Index. Management risk is the risk that BGFA's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. The Fund is managed in a manner that seeks to track the Fund's Underlying Index, and is therefore subject to passive investments risk, which is described below.

Market Risk
The Fund's NAV will react to securities market movements. You could lose money over short periods due to fluctuation in the Fund's NAV in response to market movements, and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions or economic trends or events which are not specifically related to a company or to factors which affect a particular industry or industries. During a general economic downturn in the securities markets, multiple assets classes may be negatively affected.

Market Trading Risks
ABSENCE OF ACTIVE MARKET

      Although shares of the Fund are listed for trading on a national securities exchange, there can be no assurance that an active trading market for such shares will develop or be maintained.

LACK OF MARKET LIQUIDITY


      Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Fund will continue to be met or will remain unchanged.


SHARES OF THE FUND WILL TRADE AT PRICES OTHER THAN NAV

      Shares of the Fund trade on exchanges at prices at, above or below their most recent prior NAV. The per share NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund's holdings since the most recent prior calculation. The trading prices of the Fund's shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of the Fund's shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, given that shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of the Fund are not likely


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      to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that the Fund's shares normally will trade on exchanges at prices close to the Fund's next calculated NAV, exchange prices are not expected to correlate exactly with the Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, then the shareholder may sustain losses.

COSTS OF BUYING OR SELLING FUND SHARES

      Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you will also incur the cost of the "spread" - that is, the difference between what professional investors are willing to pay for Fund shares (the "bid" price) and the price at which they are willing to sell Fund shares (the "ask" price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Non-Diversification Risk


The Fund is classified as "non-diversified." A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.


Passive Investments Risk
The Fund is not actively managed. The Fund may be affected by a general decline in the stock market segments relating to its Underlying Index. The Fund invests in the securities included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Secondary Market Trading Risk
Shares of the Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Fund accepts purchase and redemption orders.

Tracking Error Risk
Imperfect correlation between the Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause the Fund's performance to diverge from the performance of its Underlying Index. This is called "tracking error." Tracking error also may result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.


Portfolio Holdings Information

A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI"). The top holdings of the Fund can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares
(1-800-474-2737).

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Performance Information
The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund's performance is shown under the heading TOTAL RETURN INFORMATION in the SUPPLEMENTAL INFORMATION section at the end of this Prospectus.


                    ISHARES NASDAQ BIOTECHNOLOGY INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)


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2002    -45.44%
2003    45.59%
2004    4.38%
2005    2.74%
2006    0.57%



--------
/1/  The Fund's total return for the six months ended June 30, 2007 was 0.46%.


The best calendar quarter return during the period shown above was 31.16% in the 2nd quarter of 2003; the worst was -34.06% in the 2nd quarter of 2002.

                          AVERAGE ANNUAL TOTAL RETURNS

                   (for the periods ended December 31, 2006)



                                                              SINCE FUND
                                    ONE YEAR    FIVE YEARS    INCEPTION
                                   ----------  ------------  -----------
ISHARES NASDAQ BIOTECHNOLOGY
  INDEX FUND:
(INCEPTION DATE: 2/5/2001)
    Return Before Taxes                0.57%       -3.05%        -4.09%
    Return After Taxes on              0.57%       -3.05%        -4.09%
  Distributions(1)
    Return After Taxes on              0.37%       -2.57%        -3.42%
Distributions and Sale of Fun  d
  Shares(1)
NASDAQ BIOTECHNOLOGY INDEX
(Index returns do not reflect
deductions for fees,
expenses, or taxes)                    1.02%       -2.56%        -3.68%



--------
(1) After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.


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Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund:



                                                           ANNUAL FUND OPERATING EXPENSES/2/
                                            ----------------------------------------------------------------
                                                          DISTRIBUTION AND                 TOTAL ANNUAL FUND
                               SHAREHOLDER   MANAGEMENT    SERVICE (12B-1)      OTHER          OPERATING
FUND                             FEES/1/        FEES            FEES         EXPENSES/3/       EXPENSES
----------------------------- ------------- ------------ ------------------ ------------- ------------------
iShares Nasdaq Biotechnology      None         0.48%           None             None            0.48%
  Index
 Fund



--------
/1/  Fees paid directly from your investment.
/2/ Expenses that are deducted from the Fund's assets, expressed as a percentage of average net assets.
/3/ The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Fund, except interest expense and taxes (both expected to be DE MINIMIS), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.


Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



FUND                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------  --------  ---------  ---------  ---------
iShares Nasdaq Biotechnology      $49       $154       $269       $604
  Index Fund


Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for the Fund and manages the investment of the Fund's assets. In seeking to achieve the Fund's investment objective, BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement, BGFA is responsible for substantially all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses.

For the fiscal year ended March 31, 2007, BGFA received management fees from the Fund based on a percentage of the Fund's average daily net assets, as shown in the following table:


FUND                            MANAGEMENT FEE
-----------------------------  ---------------
iShares Nasdaq Biotechnology        0.48%
  Index Fund


BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of May 31, 2007, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.8 trillion. BGI,


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BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may also invest.

A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement with BGFA is available in the Fund's semi-annual report for the six-month period ended September 30.


Portfolio Managers

Patrick O'Connor and S. Jane Leung (the "Portfolio Managers") are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. For risk management and compliance purposes, each Portfolio Manager is subject to appropriate limitations on his or her authority.

Patrick O'Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since February 2006. Mr. O'Connor has been a senior portfolio manager with BGFA and BGI since 1999.

S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since September 2006. Ms. Leung has been a senior portfolio manager with BGFA and BGI since 2004 and was a portfolio manager with BGFA and BGI from 2001 to 2004.

The Fund's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership (if any) of shares in the Fund.

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company ("State Street") is the administrator, custodian and transfer agent for the Fund.


Shareholder Information

ADDITIONAL SHAREHOLDER INFORMATION, INCLUDING HOW TO BUY AND SELL SHARES OF THE FUND, IS AVAILABLE FREE OF CHARGE BY CALLING TOLL-FREE: 1-800-ISHARES (1-800-474-2737) OR VISITING OUR WEBSITE WWW.ISHARES.COM.


Buying and Selling Shares

Shares of the Fund trade on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly-traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange. Buying or selling Fund shares involves two types of costs that apply to all stock transactions. When buying or selling shares of the Fund through a broker, you will incur a brokerage commission determined by your broker. In addition, you will also incur the cost of the "spread" - that is, the difference between the bid price and the ask price. The commission is frequently a fixed amount, and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for the shares of the Fund based on its trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity. The Fund's shares trade under the trading symbol listed for the Fund in the DESCRIPTION OF THE FUND section of this Prospectus.


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Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the CREATIONS AND REDEMPTIONS section of this Prospectus. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

The Trust's Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares ("frequent trading") that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund's portfolio securities after the close of the primary markets for the Fund's portfolio securities and the reflection of that change in the Fund's NAV ("market timing"), because the Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund's portfolio securities. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed and traded on national securities exchanges.

The national securities exchange on which the Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund's primary listing exchange is the AMEX.

Section 12(d)(1) of the Investment Company Act of 1940, as amended, restricts investments by registered investment companies in the securities of other investment companies, including shares of the Fund. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in
Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.


Book Entry

Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC"), or its nominee, is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Fund. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or "street name" form.


Share Prices

The trading prices of the Fund's shares in the secondary market generally will differ from the Fund's daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of the Fund, also known as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund is listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a "real-time" update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.


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                                                                             9

Determination of Net Asset Value

The NAV for the Fund will generally be determined once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

In calculating the Fund's NAV, the Fund's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation.


In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. The frequency with which the Fund's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.


Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (I.E., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (I.E., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund's NAV is computed and that may materially affect the value of the Fund's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations.

Valuing the Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund's Underlying Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's Underlying Index.

Dividends and Distributions
GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund generally distributes its net capital gains, if any, to shareholders annually. The Fund also reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.


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Dividends and other distributions on shares are distributed on a PRO RATA basis to beneficial owners of such shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from the Fund.

DIVIDEND REINVESTMENT SERVICE. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.


Taxes
As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.


Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.


Taxes on Distributions

Distributions from the Fund's net investment income (other than qualified dividend income), including distributions out of the Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund's shares. Distributions by the Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010.

In order for a distribution by the Fund to be treated as qualified dividend income, the Fund must meet holding period and other requirements with respect to its dividend paying securities, and you must meet holding period requirements and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If the Fund's distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale of other disposition of shares of the Fund. In addition, for taxable years of the Fund beginning on or before December 31, 2007, U.S.-source interest-related dividends and short-term capital gain dividends may not be subject to such U.S. withholding tax. In


--------------------------------------------------------------------------------
                                                                           11
order for a distribution to qualify as an interest-related dividend or a short-term capital gain dividend, the Fund must designate it as such in writing to shareholders; depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.


If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.


THE FOREGOING DISCUSSION SUMMARIZES SOME OF THE CONSEQUENCES UNDER CURRENT FEDERAL TAX LAW OF AN INVESTMENT IN THE FUND. IT IS NOT A SUBSTITUTE FOR PERSONAL TAX ADVICE. YOU MAY ALSO BE SUBJECT TO STATE AND LOCAL TAXATION ON FUND DISTRIBUTIONS AND SALES OF SHARES. CONSULT YOUR PERSONAL TAX ADVISER ABOUT THE POTENTIAL TAX CONSEQUENCES OF AN INVESTMENT IN SHARES OF THE FUND UNDER ALL APPLICABLE TAX LAWS.

Creations and Redemptions

The shares that trade in the secondary market are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each "creator" or "Authorized Participant" enters into an authorized participant agreement with the Fund's distributor, SEI Investments Distribution Co. (the "Distributor"). A creation transaction which is subject to acceptance by the transfer agent takes place when an Authorized Participant deposits into the Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.


Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.


The Fund intends to comply with the federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in either case, has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.


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     12
[GRAPHIC APPEARS HERE]

Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a "distribution," as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.


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                                                                           13

Transaction Fees

The Fund will impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in-kind for the Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge up to the maximum amount shown below under "Maximum Creation/Redemption Transaction Fee." In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of May 31, 2007, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee:



                                                                      STANDARD           MAXIMUM
                                 APPROXIMATE       NUMBER OF         CREATION/          CREATION/
                                  VALUE OF A       SHARES PER        REDEMPTION        REDEMPTION
FUND                            CREATION UNIT    CREATION UNIT    TRANSACTION FEE    TRANSACTION FEE
-----------------------------  ---------------  ---------------  -----------------  ----------------
iShares Nasdaq Biotechnology      $4,067,500        50,000              $350             $1,400
  Index Fund


Householding

Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Distribution
The Distributor distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456.


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     14
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Financial Highlights
The financial highlights table is intended to help investors understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single share of the Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Fund's financial statements, in the Fund's Annual Report (available upon request).


ISHARES TRUST

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                       ISHARES NASDAQ BIOTECHNOLOGY INDEX FUND
                                  ---------------------------------------------------------------------------------
                                          YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                       MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  ------------------ --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF         $  82.27          $   63.86       $   77.39       $   51.09       $  77.28
                                      ----------        ---------       ---------       ---------       --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment loss                     (0.21)/a/          (0.23)          (0.29)          (0.23)         (0.17)
 Net realized and unrealized             (6.26)             18.64          (13.24)          26.53         (26.02)
                                      ----------        ---------       ---------       ---------       --------
  gain (loss)/b/
Total from investment operations         (6.47)             18.41          (13.53)          26.30         (26.19)
                                      ----------        ---------       ---------       ---------       --------
NET ASSET VALUE, END OF YEAR          $  75.80          $   82.27       $   63.86       $   77.39       $  51.09
                                      ==========        =========       =========       =========       ========
TOTAL RETURN                             (7.87)%            28.83%         (17.48)%         51.48%        (33.89)%
                                      ==========        =========       =========       =========       ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)       $1,364,424        $2,032,024      $1,079,203      $1,036,973      $533,932
 Ratio of expenses to average             0.48%              0.50%           0.50%           0.50%          0.50%
  net assets
 Ratio of net investment loss to
average
  net assets                             (0.27)%            (0.37)%         (0.40)%         (0.43)%        (0.43)%
 Portfolio turnover rate/c/                 18%                15%             14%             36%            48%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


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                                                                           15

Index Provider
NASDAQ is the Index Provider for the NASDAQ Biotechnology Index(Reg. TM). NASDAQ is not affiliated with the Trust, BGI, BGFA, the Distributor, or any of their respective affiliates. NASDAQ calculates and disseminates various indexes including the NASDAQ Composite(Reg. TM), the NASDAQ-100 Index(Reg. TM), the NASDAQ Financial-100(Reg. TM) and other sector indexes - NASDAQ Biotechnology Index(Reg. TM), NASDAQ Bank Index(Reg. TM), NASDAQ Computer Index(Reg. TM), NASDAQ Financial Index(Reg. TM), NASDAQ Industrial Index(Reg. TM), NASDAQ Insurance Index(Reg. TM), NASDAQ Telecommunications Index(Reg. TM), and the NASDAQ Transportation Index(Reg. TM).

BGI has entered into a license agreement with the Index Provider to use the Underlying Index. BGI is sub-licensing rights in the Underlying Index to the Trust at no charge.


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     16
[GRAPHIC APPEARS HERE]

Disclaimers

THE ISHARES NASDAQ BIOTECHNOLOGY INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY THE NASDAQ STOCK MARKET, INC., OR ITS AFFILIATES (COLLECTIVELY, "NASDAQ"). NASDAQ HAS NOT PASSED ON THE LEGALITY OR SUITABILITY OF, OR THE ACCURACY OR ADEQUACY OF DESCRIPTIONS AND DISCLOSURES RELATING TO THE FUND. NASDAQ MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF SHARES OF THE FUND OR TO ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND, OR THE ABILITY OF THE NASDAQ BIOTECHNOLOGY INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE. NASDAQ'S ONLY RELATIONSHIP TO THE FUND, THE TRUST, BGI AND BGFA IS THE LICENSING OF CERTAIN TRADEMARKS, TRADE NAMES, AND SERVICE MARKS OF NASDAQ AND OF THE NASDAQ BIOTECHNOLOGY INDEX, WHICH IS DETERMINED, COMPOSED AND CALCULATED BY NASDAQ WITHOUT REGARD TO THE FUND, THE TRUST, BGI, OR BGFA. NASDAQ HAS NO OBLIGATION TO TAKE THE NEEDS OF BGI, BGFA OR THE OWNERS OF SHARES OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE NASDAQ BIOTECHNOLOGY INDEX. NASDAQ IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OR THE TIMING OF, PRICES, OR QUANTITIES OF SHARES OF THE FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH SHARES ARE TO BE CONVERTED INTO CASH. NASDAQ HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION OF THE TRUST OR THE MARKETING OR TRADING OF SHARES OF THE FUND. NASDAQ DOES NOT GUARANTEE THE ACCURACY, COMPLETENESS OR UNINTERRUPTED CALCULATION OF THE NASDAQ BIOTECHNOLOGY INDEX OR ANY DATA INCLUDED THEREIN. NASDAQ MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BGI, BGFA, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ BIOTECHNOLOGY INDEX OR ANY DATA INCLUDED THEREIN. NASDAQ MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ BIOTECHNOLOGY INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NASDAQ HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS BETWEEN NASDAQ AND BGI AND BGFA.

SHARES OF THE FUND ARE NOT SPONSORED, ENDORSED OR PROMOTED BY THE AMEX. THE AMEX MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF THE FUND TO TRACK THE TOTAL RETURN PERFORMANCE OF THE UNDERLYING INDEX OR THE ABILITY OF THE UNDERLYING INDEX IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE AMEX IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE COMPILATION OR THE CALCULATION OF THE UNDERLYING INDEX, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE SHARES OF THE FUND TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE AMEX HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF THE FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUND.

THE AMEX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST ON BEHALF OF THE FUNDS AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE AMEX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE AMEX HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


BGFA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND BGFA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

--------------------------------------------------------------------------------
                                                                           17

BGFA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, TO THE OWNERS OF THE SHARES OF THE FUND, OR TO ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. BGFA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BGFA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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     18
[GRAPHIC APPEARS HERE]

Supplemental Information

I. Premium/Discount Information


The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund's NAV. NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns ("Market Price") of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. The Fund's Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.


Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.


The following information shows the frequency distributions of premiums and discounts for the Fund for each full calendar quarter of 2006 through June 30, 2007.

EACH LINE IN THE TABLE SHOWS THE NUMBER OF TRADING DAYS IN WHICH THE FUND TRADES WITHIN THE PREMIUM/
DISCOUNT RANGE INDICATED. THE NUMBER OF TRADING DAYS IN EACH PREMIUM/DISCOUNT RANGE IS ALSO SHOWN AS A PERCENTAGE OF THE TOTAL NUMBER OF TRADING DAYS IN THE PERIOD COVERED BY THE TABLE. ALL DATA PRESENTED HERE REPRESENTS PAST PERFORMANCE, WHICH CANNOT BE USED TO PREDICT FUTURE RESULTS.



FUND                           PREMIUM/DISCOUNT RANGE                   NUMBER OF DAYS    PERCENTAGE OF TOTAL DAYS
=============================  ======================================  ================  =========================
iShares Nasdaq Biotechnology   Greater than 0.5% and Less than 1.0%             1                    0.27%
  Index Fund
                               BETWEEN 0.5% AND -0.5%                         374                   99.73
                                                                              ---                   -----
                                                                              375                  100.00%
                                                                              ===                  ======


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                                                                           19

II. Total Return Information


The table below presents information about the total return of the Fund's Underlying Index and the total return of the Fund. The information presented for the Fund is for its fiscal year ended March 31, 2007.

"Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate Market Price is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future results.


                    ISHARES NASDAQ BIOTECHNOLOGY INDEX FUND

                        PERFORMANCE AS OF MARCH 31, 2007



                                       Average Annual Total Returns
===========================================================================================================
               YEAR ENDED 3/31/07                  FIVE YEARS ENDED 3/31/07       INCEPTION TO 3/31/07*
================================================ ============================= ============================
             NAV               MARKET   INDEX**     NAV      MARKET   INDEX**     NAV      MARKET   INDEX**
============================ ========= ========= ========= ========= ========= ========= ========= ========
  (7.87)%                    (7.86)%   (7.64)%   (0.39)%   (0.38)%    0.11%    (4.35)%   (4.36)%   (3.96)%



                                         Cumulative Total Returns
==========================================================================================================
             YEAR ENDED 3/31/07                FIVE YEARS ENDED 3/31/07         INCEPTION TO 3/31/07*
============================================ ============================= ===============================
           NAV             MARKET   INDEX**     NAV      MARKET   INDEX**      NAV      MARKET    INDEX**
======================== ========= ========= ========= ========= ========= ========== ========== =========
  (7.87)%                (7.86)%   (7.64)%   (1.92)%   (1.91)%    0.53%    (23.94)%   (23.98)%   (22.00)%


--------


     * Total returns for the period since inception are calculated from the inception date of the Fund (2/5/01). The first day of secondary market trading in shares of the Fund was 2/9/01.


     ** For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to September 25, 2003, the total returns of the Index did not reflect reinvestment of dividends and distributions.

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     20
[GRAPHIC APPEARS HERE]

Copies of the Prospectus, SAI, and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.


Additional information about the Fund's investments is available in the Fund's Annual or Semi-Annual reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investments strategies that significantly affected the Fund's performance during the last fiscal year.

If you have any questions about the Trust or shares of the Fund or you wish to obtain the SAI, Semi-Annual or Annual report free of charge, please:



     Call:         1-800-iShares
     (toll free)   1-800-474-2737
                   Monday through Friday
                   8:00 a.m. to 6:30 p.m. (Eastern Time)

     E-mail:       iSharesfunds@seic.com

     Write:        iShares Trust
                   c/o SEI Investments Distribution Co.
                   One Freedom Valley Drive
                   Oaks, PA 19456



Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC Washington, D.C. 20549-0102.


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT THE FUND AND ITS SHARES NOT CONTAINED IN THIS PROSPECTUS AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION. READ AND KEEP THE PROSPECTUS FOR FUTURE REFERENCE.


                   Investment Company Act File No.: 811-09729

                           For more information visit
                              Our website or call
                         1-800-iShares (1-800-474-2737)
                                WWW.ISHARES.COM

BGI-F-022-08007


[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]


                                                 iSHARES(Reg. TM) RUSSELL SERIES
                                                     Prospectus - August 1, 2007

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[GRAPHIC APPEARS HERE]
iShares(Reg. TM)
iShares Trust


ISHARES TRUST (the "Trust") is a registered investment company that consists of over 100 separate investment portfolios called "Funds." This Prospectus relates to the following Funds:


     iShares Russell 3000 Index Fund
     iShares Russell 3000 Growth Index Fund
     iShares Russell 3000 Value Index Fund
     iShares Russell 2000 Index Fund
     iShares Russell 2000 Growth Index Fund
     iShares Russell 2000 Value Index Fund
     iShares Russell 1000 Index Fund
     iShares Russell 1000 Growth Index Fund
     iShares Russell 1000 Value Index Fund
     iShares Russell Microcap Index Fund
     iShares Russell Midcap Index Fund
     iShares Russell Midcap Growth Index Fund iShares Russell Midcap Value Index Fund


Each Fund issues and redeems shares at their net asset value ("NAV") only in blocks of 50,000 shares or multiples thereof ("Creation Units"). Only certain large institutional investors known as Authorized Participants may purchase or redeem Creation Units directly with a Fund at NAV. These transactions are usually in exchange for a basket of securities similar to a Fund's portfolio and an amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES. SHAREHOLDERS WHO ARE NOT AUTHORIZED PARTICIPANTS MAY NOT REDEEM SHARES DIRECTLY FROM A FUND AT NAV.

iShares(Reg. TM) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

                         PROSPECTUS DATED AUGUST 1, 2007

Table of Contents

"Russell Investment Group", "Russell 1000(Reg. TM) Index", "Russell 2000(Reg.
TM) Index", "Russell 3000(Reg. TM) Index", "Russell 1000(Reg. TM) Value Index", "Russell 1000(Reg. TM) Growth Index", "Russell 2000(Reg. TM) Value Index", "Russell 2000(Reg. TM) Growth Index", "Russell 3000(Reg. TM) Value Index", "Russell 3000(Reg. TM) Growth Index", "Russell Microcap(Reg. TM) Index", "Russell Midcap(Reg. TM) Index", "Russell Midcap(Reg. TM) Growth Index" and "Russell Midcap(Reg. TM) Value Index" are trademarks of Russell Investment Group ("Russell") and are marks that have been licensed for use for certain purposes by BGI.



  Introduction ..................   1
  Investment Objectives of the      1
  Funds
  Principal Investment              2
  Strategies of the Funds
  Principal Risks of the Funds ..   4
  Portfolio Holdings Information    7
  Descriptions of the Funds .....   8
  iShares Russell 3000 Index        8
  Fund
  iShares Russell 3000 Growth       9
  Index Fund
  iShares Russell 3000 Value       10
  Index Fund
  iShares Russell 2000 Index       11
  Fund
  iShares Russell 2000 Growth      12
  Index Fund
  iShares Russell 2000 Value       13
  Index Fund
  iShares Russell 1000 Index       14
  Fund
  iShares Russell 1000 Growth      15
  Index Fund
  iShares Russell 1000 Value       16
  Index Fund
  iShares Russell Microcap Index   17
  Fund
  iShares Russell Midcap Index     18
  Fund
  iShares Russell Midcap Growth    19
  Index Fund
  iShares Russell Midcap Value     20
  Index Fund
  Performance Information .......  21
  Fees and Expenses .............  28
  Management ....................  29
  Shareholder Information .......  31
  Distribution ..................  37
  Financial Highlights ..........  38
  Index Provider ................  45
  Disclaimers ...................  46
  Supplemental Information ......  48
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Introduction
This Prospectus contains important information about investing in the Funds. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds is available at www.iShares.com.

Barclays Global Fund Advisors ("BGFA") is the investment adviser to the Funds. BGFA is a subsidiary of BGI. The shares of each Fund are listed and trade at market prices on a national securities exchange such as the American Stock Exchange, the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE") or the NYSE Arca, Inc ("NYSE Arca"). The market price for a share of a Fund may be different from the Fund's most recent NAV per share. Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund is an exchange traded fund (commonly referred to as an "ETF"). ETFs are funds that trade like other publicly-traded securities and are designed to track an index. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, only Authorized Participants may purchase or redeem shares directly from the Funds at NAV. Also, unlike shares of a mutual fund, the shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Each Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Funds are designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BGFA or any of its affiliates.

Investment Objectives of the Funds
Each Fund is an "index fund" that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index"). Except for the iShares Russell 1000 Index Fund, iShares Russell Midcap Index Fund and iShares Russell Midcap Growth Index Fund, each Fund's investment objective and its Underlying Index may be changed without shareholder approval.

Each of the Underlying Indexes is sponsored by an organization (the "Index Provider") that is independent of the Funds and BGFA. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Each Fund's Index Provider is set forth below:



FUND                                INDEX PROVIDER
---------------------------------  ---------------
iShares Russell 3000 Index Fund        Russell
iShares Russell 3000 Growth            Russell
  Index Fund
iShares Russell 3000 Value Index       Russell
  Fund
iShares Russell 2000 Index Fund        Russell
iShares Russell 2000 Growth            Russell
  Index Fund
iShares Russell 2000 Value Index       Russell
  Fund
iShares Russell 1000 Index Fund        Russell
iShares Russell 1000 Growth            Russell
  Index Fund
iShares Russell 1000 Value Index       Russell
  Fund
iShares Russell Microcap Index         Russell
  Fund


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FUND                                INDEX PROVIDER
---------------------------------  ---------------
iShares Russell Midcap Index Fund      Russell
iShares Russell Midcap Growth          Russell
  Index Fund
iShares Russell Midcap Value           Russell
  Index Fund



Additional information regarding the Index Provider is provided in the INDEX PROVIDER section of this Prospectus.

Principal Investment Strategies of the Funds
The principal investment strategies common to each of the Funds are described below. Additional information regarding each Fund's principal investment strategies is provided in the DESCRIPTIONS OF THE FUNDS section of this Prospectus.

BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the indexes they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing eliminates the chance that a Fund may substantially outperform its Underlying Index, but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund generally will invest at least 90% of its assets in the securities of its Underlying Index or in American Depositary Receipts ("ADRs"), or other depositary receipts representing securities in the Underlying Index. A Fund may invest the remainder of its assets in securities not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). A Fund also may invest its other assets in futures contracts, options on futures contracts, options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

BGFA uses a representative sampling indexing strategy to manage the Funds as described below.

Representative Sampling
"Representative sampling" is an indexing strategy that involves investing in a representative sample of the securities included in the relevant Underlying Index that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the relevant Underlying Index. A Fund may or may not hold all of the securities that are included in the relevant Underlying Index.


Correlation


An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between a Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Funds but not to the Underlying Indexes) or representative sampling.


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BGFA expects that, over time, the correlation between a Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A correlation percentage of 100% would indicate perfect correlation. The difference between 100% correlation and a Fund's actual correlation with its Underlying Index is called "tracking error." The Funds' use of a representative sampling indexing strategy can be expected to result in greater tracking error than if the Funds used a replication indexing strategy. "Replication" is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy
A Fund will concentrate its investments (I.E., hold 25% or more of its total assets) in a particular industry or group of industries only to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.


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Principal Risks of the Funds
Each Fund may be subject to the principal risks noted below, as well as those specifically identified in the DESCRIPTIONS OF THE FUNDS section of this Prospectus. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and its ability to meet its investment objective. Below is a table that identifies the risks described in this section that are applicable to a particular Fund:



                                    ASSET
                                    CLASS    CONCENTRATION    MANAGEMENT    MARKET
FUND                                 RISK         RISK           RISK        RISK
iShares Russell 3000 Index Fund       .                            .          .
iShares Russell 3000 Gr.wth           .                            .          .
  Index Fund
iShares Russell 3000 Value Index      .                            .          .
  Fund
iShares Russell 2000 Index Fund       .            .               .          .
iShares Russell 2000 Gr.wth           .            .               .          .
  Index Fund
iShares Russell 2000 Value Index      .            .               .          .
  Fund
iShares Russell 1000 Index Fund       .                            .          .
iShares Russell 1000 Gr.wth           .                            .          .
  Index Fund
iShares Russell 1000 Value Index      .                            .          .
  Fund
iShares Russell Micr.cap Index        .            .               .          .
  Fund
iShares Russell Midcap Index Fund     .            .               .          .
iShares Russell Midcap Gr.wth         .            .               .          .
  Index Fund
iShares Russell Midcap Value          .            .               .          .
  Index Fund


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                           SECONDARY
  MARKET      PASSIVE       MARKET     TRACKING    ADDITIONAL
 TRADING    INVESTMENTS     TRADING      ERROR     PRINCIPAL
  RISKS         RISK         RISK        RISK        RISKS*
     .           .             .           .
     .           .             .           .           .
     .           .             .           .           .
     .           .             .           .           .
     .           .             .           .           .
     .           .             .           .           .
     .           .             .           .
     .           .             .           .           .
     .           .             .           .           .
     .           .             .           .           .
     .           .             .           .           .
     .           .             .           .           .
     .           .             .           .           .



* Funds identified in this column are subject to additional principal risks that are described in the DESCRIPTIONS OF THE FUNDS section applicable to that Fund.

Asset Class Risk
The securities in the Underlying Index or a Fund's portfolio may underperform the returns of other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors. Different types of securities or indexes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Concentration Risk
If the Underlying Index or a Fund's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class. An investment in a Fund should not constitute a complete investment program.

Management Risk
Each Fund may be subject to management risk because each Fund does not fully replicate its Underlying Index and may hold securities that are not included in its Underlying Index. Management risk is the risk that BGFA's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Each Fund is managed in a manner that seeks to track the Fund's Underlying Index, and is therefore subject to passive investments risk, which is described below.


Market Risk


Each Fund's NAV will react to securities market movements. You could lose money over short periods due to fluctuation in the Fund's NAV in response to market movements, and over longer periods during market


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                                                                             5
downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions or economic trends or events which are not specifically related to a company or to factors which affect a particular industry or industries. During a general economic downturn in the securities markets, multiple assets classes may be negatively affected.

Market Trading Risks
ABSENCE OF ACTIVE MARKET

      Although shares of the Funds are listed for trading on a national securities exchange, there can be no assurance that an active trading market for such shares will develop or be maintained.


LACK OF MARKET LIQUIDITY

      Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.


SHARES OF EACH FUND WILL TRADE AT PRICES OTHER THAN NAV

      Shares of each Fund trade on exchanges at prices at, above or below their most recent prior NAV. The per share NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Fund's holdings since the most recent prior calculation. The trading prices of a Fund's shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of a Fund's shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS MAY LEAD TO A FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, given that shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that a Fund's shares normally will trade on exchanges at prices close to the Fund's next calculated NAV, exchange prices are not expected to correlate exactly with a Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, then the shareholder may sustain losses.

COSTS OF BUYING OR SELLING FUND SHARES

      Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you will also incur the cost of the "spread" - that is, the difference between what professional investors are willing to pay for Fund shares (the "bid" price) and the price at which they are willing to sell Fund shares (the "ask" price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Passive Investments Risk
The Funds are not actively managed. Each Fund may be affected by a general decline in the stock market segments relating to its Underlying Index. Each Fund invests in the securities included in, or representative


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of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.


Secondary Market Trading Risk
Shares of a Fund may trade in the secondary market on days when the Funds do not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Funds accept purchase and redemption orders.


Tracking Error Risk


Imperfect correlation between a Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause a Fund's performance to diverge from the performance of its Underlying Index. This is called "tracking error." Tracking error also may result because a Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' combined Statement of Additional Information ("SAI"). The top holdings of each Fund can be found at www.iShares.com. Fund fact sheets provide information regarding each Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).


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Descriptions of the Funds


iShares Russell 3000 Index Fund
CUSIP: 464287689
TRADING SYMBOL: IWV

UNDERLYING INDEX: Russell 3000 Index
------------------------------------


Investment Objective


The iShares Russell 3000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the broad U.S. equity market. As of the close of business on May 31, 2007, the Underlying Index included companies representing approximately 98% of the total market capitalization of all publicly traded U.S.-domiciled equity securities. The Underlying Index is a float-adjusted capitalization-weighted index of the largest public companies domiciled in the U.S. and its territories. Total market capitalization reflects all equity shares outstanding, while total market value reflects float-adjusted capitalizations based on equity shares available for general investment.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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iShares Russell 3000 Growth Index Fund
CUSIP: 464287671
TRADING SYMBOL: IWZ

UNDERLYING INDEX: Russell 3000 Growth Index
-------------------------------------------

Investment Objective
The iShares Russell 3000 Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Growth Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the growth sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index, representing, as of the close of business on May 31, 2007, approximately 50.3% of the total market value of the Russell 3000 Index. The Underlying Index measures the performance of equity securities issued by those Russell 3000 Index companies with relatively higher price-to-book ratios and higher forecasted growth.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risk listed below:


[ ] Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

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                                                                             9
iShares Russell 3000 Value Index Fund
CUSIP: 464287663
TRADING SYMBOL: IWW

UNDERLYING INDEX: Russell 3000 Value Index
------------------------------------------


Investment Objective


The iShares Russell 3000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000 Value Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the value sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index, representing, as of the close of business on May 31, 2007, approximately 49.7% of the total market value of the Russell 3000 Index. The Underlying Index measures the performance of equity securities issued by those Russell 3000 Index companies with relatively lower price-to-book ratios and lower forecasted growth.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risk listed below:

[ ] Value stocks may be undervalued for long periods of time and may not ever realize their potential full value.


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iShares Russell 2000 Index Fund
CUSIP: 464287655
TRADING SYMBOL: IWM

UNDERLYING INDEX: Russell 2000 Index
------------------------------------

Investment Objective
The iShares Russell 2000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the small capitalization sector of the U.S. equity market. The Underlying Index includes companies representing approximately 9.4% of the total market capitalization of all publicly traded U.S. equity securities. The Underlying Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2000 smallest companies in the Russell 3000 Index. As of the close of business on May 31, 2007, the Underlying Index represented approximately 8.5% of the total market capitalization of the Russell 3000 Index. Total market capitalization reflects all equity shares outstanding, while total market value reflects float-adjusted capitalizations based on equity shares available for general investment.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The stock prices of small capitalization companies may be more volatile than those of larger companies and thus the Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.


[ ] Small capitalization companies may be less financially secure than larger, more established companies.


[ ] Small capitalization companies may depend on a small number of key personnel and thus are more vulnerable to loss of personnel.

[ ] Small capitalization companies generally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

[ ] The stocks of small capitalization companies may be thinly traded and thus may be difficult for the Fund to buy and sell.


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iShares Russell 2000 Growth Index Fund
CUSIP: 464287648
TRADING SYMBOL: IWO

UNDERLYING INDEX: Russell 2000 Growth Index
-------------------------------------------


Investment Objective


The iShares Russell 2000 Growth Index Fund seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Growth Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the small capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index, representing, as of the close of business on May 31, 2007, approximately 48.2% of the total market value of the Russell 2000 Index. The Underlying Index measures the performance of equity securities issued by those Russell 2000 Index companies with relatively higher price-to-book ratios and higher forecasted growth.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:


[ ] Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.


[ ] The stock prices of small capitalization companies may be more volatile than those of larger companies and thus the Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.


[ ] Small capitalization companies may be less financially secure than larger, more established companies.


[ ] Small capitalization companies may depend on a small number of key personnel and thus are more vulnerable to loss of personnel.

[ ] Small capitalization companies generally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

[ ] The stocks of small capitalization companies may be thinly traded and thus may be difficult for the Fund to buy and sell.


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iShares Russell 2000 Value Index Fund
CUSIP: 464287630
TRADING SYMBOL: IWN

UNDERLYING INDEX: Russell 2000 Value Index
------------------------------------------


Investment Objective


The iShares Russell 2000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Value Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the small capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000 Index, representing, as of the close of business on May 31, 2007, approximately 51.8% of the total market value of the Russell 2000 Index. The Underlying Index measures the performance of equity securities issued by those Russell 2000 Index companies with relatively lower price-to-book ratios and lower forecasted growth.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:


[ ] Value stocks may be undervalued for long periods of time and may not ever realize their potential full value.


[ ] The stock prices of small capitalization companies may be more volatile than those of larger companies and thus the Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.


[ ] Small capitalization companies may be less financially secure than larger, more established companies.


[ ] Small capitalization companies may depend on a small number of key personnel and thus are more vulnerable to loss of personnel.

[ ] Small capitalization companies generally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

[ ] The stocks of small capitalization companies may be thinly traded and thus may be difficult for the Fund to buy and sell.


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iShares Russell 1000 Index Fund
CUSIP: 464287622
TRADING SYMBOL: IWB

UNDERLYING INDEX: Russell 1000 Index
------------------------------------


Investment Objective


The iShares Russell 1000 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the large capitalization sector of the U.S. equity market. The Underlying Index includes companies representing approximately 88.7% of the market capitalization of all publicly traded U.S. equity securities. The Underlying Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,000 largest companies in the Russell 3000 Index. As of the close of business on May 31, 2007, the Underlying Index represented approximately 91.5% of the total market capitalization of the Russell 3000 Index. Total market capitalization reflects all equity shares outstanding, while total market value reflects float-adjusted capitalizations based on equity shares available for general investment.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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iShares Russell 1000 Growth Index Fund
CUSIP: 464287614
TRADING SYMBOL: IWF

UNDERLYING INDEX: Russell 1000 Growth Index
-------------------------------------------


Investment Objective


The iShares Russell 1000 Growth Index Fund seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Growth Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the large capitalization growth sector of the U.S. equity market. It is a subset of the Russell 1000 Index, representing, as of the close of business on May 31, 2007, approximately 50.5% of the total market value of the Russell 1000 Index. The Underlying Index measures the performance of equity securities issued by those Russell 1000 Index companies with relatively higher price-to-book ratios and higher forecasted growth.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:


[ ] Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

[ ] The Fund is classified as "non-diversified." A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

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iShares Russell 1000 Value Index Fund
CUSIP: 464287598
TRADING SYMBOL: IWD

UNDERLYING INDEX: Russell 1000 Value Index
------------------------------------------

Investment Objective
The iShares Russell 1000 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Value Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the large capitalization value sector of the U.S. equity market. It is a subset of the Russell 1000 Index, representing, as of the close of business on May 31, 2007, approximately 49.5% of the total market value of the Russell 1000 Index. The Underlying Index measures the performance of equity securities issued by those Russell 1000 Index companies with relatively lower price-to-book ratios and lower forecasted growth.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risk listed below:


[ ] Value stocks may be undervalued for long periods of time and may not ever realize their potential full value.

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iShares Russell Microcap Index Fund
CUSIP: 464288869
TRADING SYMBOL: IWC

UNDERLYING INDEX: Russell Microcap Index
----------------------------------------

Investment Objective
The iShares Russell Microcap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Microcap Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the microcap sector of the U.S. equity market and consists of those securities having the highest historical trading volumes of that index. The Underlying Index is a float-adjusted capitalization-weighted index and includes equity securities issued by companies ranging in total market capitalization from approximately $50 million to $600 million, though these amounts may change from time to time. The Underlying Index includes companies representing approximately 3.2% of the total market capitalization of all publcly traded U.S. equity securities.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:


[ ] Microcap companies may be less financially secure than larger, more established companies.


[ ] Microcap companies may depend on a small number of key personnel and thus are more vulnerable to loss of personnel.


[ ] Microcap companies generally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.


[ ] Microcap stock prices may be more volatile than those of larger companies and thus the Fund's share price may increase or decline by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.


[ ] Microcap stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.

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                                                                           17
iShares Russell Midcap Index Fund
CUSIP: 464287499
TRADING SYMBOL: IWR

UNDERLYING INDEX: Russell Midcap Index
--------------------------------------


Investment Objective

The iShares Russell Midcap Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Underlying Index is a float-adjusted capitalization-weighted index of the 800 smallest companies in the Russell 1000 Index. The Underlying Index includes equity securities issued by companies which range in size between approximately $2 billion and $25 billion, though these amounts may change from time to time. As of the close of business on May 31, 2007, the Underlying Index represented approximately 29.4% of the total market value of the Russell 1000 Index.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The stock prices of mid-capitalization companies may be more volatile than those of larger capitalization companies and thus the Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.

[ ] The stock prices of mid-capitalization companies typically are more vulnerable than large-capitalization stocks to adverse business or economic developments.

[ ] Mid-capitalization companies generally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

[ ] The stocks of mid-capitalization companies may be thinly traded and thus may be difficult for the Fund to buy and sell.


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iShares Russell Midcap Growth Index Fund
CUSIP: 464287481
TRADING SYMBOL: IWP

UNDERLYING INDEX: Russell Midcap Growth Index
---------------------------------------------


Investment Objective


The iShares Russell Midcap Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Growth Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing, as of the close of business on May 31, 2007, approximately 53.8% of the total market value of the Russell Midcap Index. The Underlying Index measures the performance of equity securities issued by those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The stock prices of mid-capitalization companies may be more volatile than those of larger capitalization companies and thus the Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.

[ ] The stock prices of mid-capitalization companies typically are more vulnerable than large-capitalization stocks to adverse business or economic developments.

[ ] Mid-capitalization companies generally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

[ ] The stocks of mid-capitalization companies may be thinly traded and thus may be difficult for the Fund to buy and sell.


[ ] Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

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                                                                           19
iShares Russell Midcap Value Index Fund
CUSIP: 464287473
TRADING SYMBOL: IWS

UNDERLYING INDEX: Russell Midcap Value Index
--------------------------------------------


Investment Objective


The iShares Russell Midcap Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Value Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Russell Midcap Index, representing, as of the close of business on May 31, 2007, approximately 46.2% of the total market value of the Russell Midcap Index. The Underlying Index measures the performance of equity securities issued by those Russell Midcap Index companies with relatively lower price-to-book ratios and lower forecasted growth.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The stock prices of mid-capitalization companies may be more volatile than those of larger capitalization companies and thus the Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.

[ ] The stock prices of mid-capitalization companies typically are more vulnerable than large-capitalization stocks to adverse business or economic developments.

[ ] Mid-capitalization companies generally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

[ ] The stocks of mid-capitalization companies may be thinly traded and thus may be difficult for the Fund to buy and sell.


[ ] Value stocks may be undervalued for long periods of time and may not ever realize their potential full value.

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     20
[GRAPHIC APPEARS HERE]

Performance Information
The bar charts and table that follow show how the Funds have performed in the past on a calendar year basis and provide an indication of the risks of investing in the Funds. Both assume that all dividends and distributions have been reinvested in the Funds. How the Funds have performed in the past (before and after taxes) does not necessarily indicate how they will perform in the future. Supplemental information about each Fund's performance is shown under the heading TOTAL RETURN INFORMATION in the SUPPLEMENTAL INFORMATION section at the end of this Prospectus.

                         ISHARES RUSSELL 3000 INDEX FUND
                YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001    -11.78%
2002    -21.63%
2003    30.77%
2004    11.76%
2005    5.98%
2006    15.52%



--------
/1/  The Fund's total return for the six months ended June 30, 2007 was 7.04%.

The best calendar quarter return during the periods shown above was 16.16% in the 2nd quarter of 2003; the worst was -17.22% in the 3rd quarter of 2002.

                     ISHARES RUSSELL 3000 GROWTH INDEX FUND
                 YEAR BY YEAR RETURNS1 (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001   -19.96%
2002   -28.15%
2003   30.66%
2004   6.66%
2005   4.92%
2006   9.19%



--------
/1/  The Fund's total return for the six months ended June 30, 2007 was 8.10%.

The best calendar quarter return during the periods shown above was 15.47% in the 4th quarter of 2001; the worst was -20.49% in the 1st quarter of 2001.


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                                                                           21

                      ISHARES RUSSELL 3000 VALUE INDEX FUND
                YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001    -4.62%
2002    -15.35%
2003    30.76%
2004    16.65%
2005    6.64%
2006    22.02%



--------
/1/  The Fund's total return for the six months ended June 30, 2007 was 5.92%.

The best calendar quarter return during the periods shown above was 17.54% in the 2nd quarter of 2003; the worst was -18.93% in the 3rd quarter of 2002.

                         ISHARES RUSSELL 2000 INDEX FUND
                YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001    1.96%
2002    -20.52%
2003    46.94%
2004    18.16%
2005    4.46%
2006    18.18%



--------
/1/  The Fund's total return for the six months ended June 30, 2007 was 6.54%.

The best calendar quarter return during the periods shown above was 23.34% in the 2nd quarter of 2003; the worst was -21.35% in the 3rd quarter of 2002.

                     ISHARES RUSSELL 2000 GROWTH INDEX FUND
                YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001   -9.82%
2002   -30.29%
2003   48.19%
2004   14.13%
2005   4.04%
2006   13.13%



--------
/1/  The Fund's total return for the six months ended June 30, 2007 was 9.24%.

The best calendar quarter return during the periods shown above was 25.68% in the 4th quarter of 2001; the worst was -28.14% in the 3rd quarter of 2001.


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     22
[GRAPHIC APPEARS HERE]

                      ISHARES RUSSELL 2000 VALUE INDEX FUND
                YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001    13.42%
2002    -11.52%
2003    45.62%
2004    22.03%
2005    4.50%
2006    23.19%



--------
/1/  The Fund's total return for the six months ended June 30, 2007 was 3.68%.

The best calendar quarter return during the periods shown above was 22.62% in the 2nd quarter of 2003; the worst was -21.21% in the 3rd quarter of 2002.

                         ISHARES RUSSELL 1000 INDEX FUND
                YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001    -12.59%
2002    -21.72%
2003    29.64%
2004    11.28%
2005    6.16%
2006    15.29%



--------
/1/  The Fund's total return for the six months ended June 30, 2007 was 7.12%.

The best calendar quarter return during the periods shown above was 15.67% in the 2nd quarter of 2003; the worst was -16.89% in the 3rd quarter of 2002.

                     ISHARES RUSSELL 1000 GROWTH INDEX FUND
                YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001    -20.63%
2002    -27.99%
2003    29.46%
2004    6.09%
2005    5.08%
2006    8.87%



--------
/1/  The Fund's total return for the six months ended June 30, 2007 was 8.03%.

The best calendar quarter return during the periods shown above was 14.93% in the 4th quarter of 2001; the worst was -20.90% in the 1st quarter of 2001.


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                                                                           23

                      ISHARES RUSSELL 1000 VALUE INDEX FUND
                YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001    -5.73%
2002    -15.68%
2003    29.71%
2004    16.28%
2005    6.92%
2006    22.01%



--------
/1/  The Fund's total return for the six months ended June 30, 2007 was 6.16%.

The best calendar quarter return during the periods shown above was 17.20% in the 2nd quarter of 2003; the worst was -18.76% in the 3rd quarter of 2002.

                       ISHARES RUSSELL MICROCAP INDEX FUND
                YEAR BY YEAR RETURNS/1/ (YEAR ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2006   14.75%



--------
/1/  The Fund's total return for the six months ended June 30, 2007 was 3.85%.

The best calendar quarter return during the period shown above was 14.06% in the 1st quarter of 2006; the worst was -7.42% in the 2nd quarter of 2006.

                        ISHARES RUSSELL MIDCAP INDEX FUND
                YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2002    -16.17%
2003    39.73%
2004    19.93%
2005    12.61%
2006    15.04%



--------
/1/  The Fund's total return for the six months ended June 30, 2007 was 9.80%.

The best calendar quarter return during the periods shown above was 18.20% in the 2nd quarter of 2003; the worst was -17.56% in the 3rd quarter of 2002.


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     24
[GRAPHIC APPEARS HERE]

                    ISHARES RUSSELL MIDCAP GROWTH INDEX FUND
                YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2002    -27.55%
2003    42.39%
2004    15.15%
2005    11.83%
2006    10.44%



--------
/1/  The Fund's total return for the six months ended June 30, 2007 was 10.85%.

The best calendar quarter return during the periods shown above was 18.69% in the 2nd quarter of 2003; the worst was -18.29% in the 2nd quarter of 2002.

                     ISHARES RUSSELL MIDCAP VALUE INDEX FUND
                YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2002   -9.68%
2003   37.70%
2004   23.26%
2005   12.69%
2006   19.95%



--------
/1/  The Fund's total return for the six months ended June 30, 2007 was 8.61%.

The best calendar quarter return during the periods shown above was 17.80% in the 2nd quarter of 2003; the worst was -17.84% in the 3rd quarter of 2002.


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                                                                           25

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2006)



                                                              SINCE FUND
                                    ONE YEAR    FIVE YEARS    INCEPTION
                                   ----------  ------------  -----------
ISHARES RUSSELL 3000 INDEX FUND:
(INCEPTION DATE: 5/22/2000)
    Return Before Taxes               15.52%        6.99%        2.59%
    Return After Taxes on             15.27%        6.65%        2.25%
  Distributions(1)
    Return After Taxes on             10.41%        5.91%        2.06%
Distributions and Sale of Fun  d
  Shares(1)
RUSSELL 3000 INDEX (Index
returns do not reflect
deductions for fees, expenses  ,
or taxes)                             15.72%        7.17%        2.80%

ISHARES RUSSELL 3000 GROWTH
  INDEX FUND:
(INCEPTION DATE: 7/24/2000)
    Return Before Taxes                9.19%        2.78%       -5.69%
    Return After Taxes on              9.05%        2.61%       -5.83%
  Distributions(1)
    Return After Taxes on              6.15%        2.32%       -4.76%
Distributions and Sale of Fun  d
  Shares(1)
RUSSELL 3000 GROWTH INDEX (Index
returns do not reflect
deductions for fees,
expenses, or taxes)                    9.46%        3.02%       -5.47%

ISHARES RUSSELL 3000 VALUE INDEX
  FUND:
(INCEPTION DATE: 7/24/2000)
    Return Before Taxes               22.02%       10.93%        9.13%
    Return After Taxes on             21.64%       10.46%        8.60%
  Distributions(1)
    Return After Taxes on             14.74%        9.33%        7.71%
Distributions and Sale of Fun  d
  Shares(1)
RUSSELL 3000 VALUE INDEX (Index
returns do not reflect
deductions for fees,
expenses, or taxes)                   22.34%       11.20%        9.40%

ISHARES RUSSELL 2000 INDEX FUND:
(INCEPTION DATE: 5/22/2000)
    Return Before Taxes               18.18%       11.24%        9.18%
    Return After Taxes on             17.88%       10.92%        8.82%
  Distributions(1)
    Return After Taxes on             11.94%        9.64%        7.82%
Distributions and Sale of Fun  d
  Shares(1)
RUSSELL 2000 INDEX (Index
returns do not reflect
deductions for fees, expenses  ,
or taxes)                             18.37%       11.39%        9.45%

ISHARES RUSSELL 2000 GROWTH
  INDEX FUND:
(INCEPTION DATE: 7/24/2000)
    Return Before Taxes               13.13%        6.77%       -0.17%
    Return After Taxes on             13.08%        6.69%       -0.25%
  Distributions(1)
    Return After Taxes on              8.61%        5.82%       -0.18%
Distributions and Sale of Fun  d
  Shares(1)
RUSSELL 2000 GROWTH INDEX (Index
returns do not reflect
deductions for fees,
expenses, or taxes)                   13.35%        6.93%        0.06%

ISHARES RUSSELL 2000 VALUE INDEX
  FUND:
(INCEPTION DATE: 7/24/2000)
    Return Before Taxes               23.19%       15.14%       15.94%
    Return After Taxes on             22.75%       14.64%       15.36%
  Distributions(1)
    Return After Taxes on             15.29%       13.03%       13.82%
Distributions and Sale of Fun  d
  Shares(1)
RUSSELL 2000 VALUE INDEX (Index
returns do not reflect
deductions for fees,
expenses, or taxes)                   23.48%       15.37%       16.26%


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     26
[GRAPHIC APPEARS HERE]

                          AVERAGE ANNUAL TOTAL RETURNS
                    (for the periods ended December 31, 2006)



                                                              SINCE FUND
                                    ONE YEAR    FIVE YEARS    INCEPTION
                                   ----------  ------------  -----------
ISHARES RUSSELL 1000 INDEX FUND:
(INCEPTION DATE: 5/15/2000)
    Return Before Taxes               15.29%        6.69%        1.56%
    Return After Taxes on             15.01%        6.33%        1.21%
  Distributions(1)
    Return After Taxes on             10.29%        5.63%        1.17%
Distributions and Sale of Fun  d
  Shares(1)
RUSSELL 1000 INDEX (Index
returns do not reflect
deductions for fees, expenses  ,
or taxes)                             15.46%        6.82%        1.71%

ISHARES RUSSELL 1000 GROWTH
  INDEX FUND:
(INCEPTION DATE: 5/22/2000)
    Return Before Taxes                8.87%        2.50%       -4.60%
    Return After Taxes on              8.71%        2.32%       -4.76%
  Distributions(1)
    Return After Taxes on              5.96%        2.08%       -3.89%
Distributions and Sale of Fun  d
  Shares(1)
RUSSELL 1000 GROWTH INDEX (Index
returns do not reflect
deductions for fees,
expenses, or taxes)                    9.07%        2.69%       -4.40%

ISHARES RUSSELL 1000 VALUE INDEX
  FUND:
(INCEPTION DATE: 5/22/2000)
    Return Before Taxes               22.01%       10.65%        8.18%
    Return After Taxes on             21.60%       10.15%        7.66%
  Distributions(1)
    Return After Taxes on             14.77%        9.06%        6.87%
Distributions and Sale of Fun  d
  Shares(1)
RUSSELL 1000 VALUE INDEX (Index
returns do not reflect
deductions for fees,
expenses, or taxes)                   22.25%       10.86%        8.38%

ISHARES RUSSELL MICROCAP INDEX
  FUND:
(INCEPTION DATE: 8/12/2005)
    Return Before Taxes               14.75%       N/A          12.64%
    Return After Taxes on             14.65%       N/A          12.55%
  Distributions(1)
    Return After Taxes on              9.70%       N/A          10.77%
Distributions and Sale of Fun  d
  Shares(1)
RUSSELL MICROCAP INDEX (Index
returns do not reflect
deductions for fees,
expenses, or taxes)                   16.20%       N/A          14.28%

ISHARES RUSSELL MIDCAP INDEX
  FUND:
(INCEPTION DATE: 7/17/2001)
    Return Before Taxes               15.04%       12.72%       11.36%
    Return After Taxes on             14.80%       12.42%       11.04%
  Distributions(1)
    Return After Taxes on             10.05%       11.01%        9.80%
Distributions and Sale of Fun  d
  Shares(1)
RUSSELL MIDCAP INDEX (Index
returns do not reflect
deductions for fees,
expenses, or taxes)                   15.26%       12.88%       11.54%

ISHARES RUSSELL MIDCAP GROWTH
  INDEX FUND:
(INCEPTION DATE: 7/17/2001)
    Return Before Taxes               10.44%        7.96%        6.88%
    Return After Taxes on             10.33%        7.90%        6.82%
  Distributions(1)
    Return After Taxes on              6.94%        6.90%        5.95%
Distributions and Sale of Fun  d
  Shares(1)
RUSSELL MIDCAP GROWTH INDEX
(Index returns do not reflect
deductions for fees,
expenses, or taxes)                   10.66%        8.22%        7.15%


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                                                                           27

                         AVERAGE ANNUAL TOTAL RETURNS
                   (for the periods ended December 31, 2006)



                                                              SINCE FUND
                                    ONE YEAR    FIVE YEARS    INCEPTION
                                   ----------  ------------  -----------
ISHARES RUSSELL MIDCAP VALUE
  INDEX FUND:
(INCEPTION DATE: 7/17/2001)
    Return Before Taxes               19.95%       15.68%        14.14%
    Return After Taxes on             19.55%       15.20%        13.62%
  Distributions(1)
    Return After Taxes on             13.32%       13.57%        12.17%
Distributions and Sale of Fun  d
  Shares(1)
RUSSELL MIDCAP VALUE INDEX
(Index returns do not reflect
deductions for fees,
expenses, or taxes)                   20.22%       15.88%        14.36%



--------
(1) After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of a Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of a Fund:



                                                               ANNUAL FUND OPERATING EXPENSES/2/
                                                ----------------------------------------------------------------
                                                              DISTRIBUTION AND                 TOTAL ANNUAL FUND
                                   SHAREHOLDER   MANAGEMENT    SERVICE (12B-1)      OTHER          OPERATING
FUND                                 FEES/1/        FEES            FEES         EXPENSES/3/       EXPENSES
--------------------------------- ------------- ------------ ------------------ ------------- ------------------
iShares Russell 3000 Index Fund       None           0.20%         None             None              0.20%
iShares Russell 3000 Growth Index     None           0.25%         None             None              0.25%
 Fund
iShares Russell 3000 Value Index      None           0.25%         None             None              0.25%
  Fund
iShares Russell 2000 Index Fund       None           0.20%         None             None              0.20%
iShares Russell 2000 Growth Index     None           0.25%         None             None              0.25%
 Fund
iShares Russell 2000 Value Index      None           0.25%         None             None              0.25%
  Fund
iShares Russell 1000 Index Fund       None           0.15%         None             None              0.15%
iShares Russell 1000 Growth Index     None           0.20%         None             None              0.20%
 Fund
iShares Russell 1000 Value Index      None           0.20%         None             None              0.20%
  Fund
iShares Russell Microcap Index        None           0.60%         None             None              0.60%
  Fund
iShares Russell Midcap Index Fund     None           0.20%         None             None              0.20%
iShares Russell Midcap Growth         None           0.25%         None             None              0.25%
  Index
 Fund
iShares Russell Midcap Value          None           0.25%         None             None              0.25%
  Index
 Fund



--------
/1/  Fees paid directly from your investment.
/2/ Expenses that are deducted from a Fund's assets, expressed as a percentage of average net assets.
/3/ The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Funds, except interest expense and taxes (both expected to be DE MINIMIS), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.


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     28
[GRAPHIC APPEARS HERE]

Example
This Example is intended to help you compare the cost of owning shares of a Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



FUND                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------  --------  ---------  ---------  ---------
iShares Russell 3000 Index Fund       $20       $ 64       $113       $255
iShares Russell 3000 Growth           $26       $ 80       $141       $318
  Index Fund
iShares Russell 3000 Value Index      $26       $ 80       $141       $318
  Fund
iShares Russell 2000 Index Fund       $20       $ 64       $113       $255
iShares Russell 2000 Growth           $26       $ 80       $141       $318
  Index Fund
iShares Russell 2000 Value Index      $26       $ 80       $141       $318
  Fund
iShares Russell 1000 Index Fund       $15       $ 48       $ 85       $192
iShares Russell 1000 Growth           $20       $ 64       $113       $255
  Index Fund
iShares Russell 1000 Value Index      $20       $ 64       $113       $255
  Fund
iShares Russell Microcap Index        $61       $192       $335       $750
  Fund
iShares Russell Midcap Index Fund     $20       $ 64       $113       $255
iShares Russell Midcap Growth         $26       $ 80       $141       $318
  Index Fund
iShares Russell Midcap Value          $26       $ 80       $141       $318
  Index Fund


Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of each Fund's assets. In seeking to achieve a Fund's investment objective, BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for substantially all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses.


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                                                                           29

For the fiscal year ended March 31, 2007, BGFA received management fees from each Fund based on a percentage of the Fund's average daily net assets, as shown in the following table:



FUND                                MANAGEMENT FEE
---------------------------------  ---------------
iShares Russell 3000 Index Fund          0.20%
iShares Russell 3000 Growth              0.25%
  Index Fund
iShares Russell 3000 Value Index         0.25%
  Fund
iShares Russell 2000 Index Fund          0.20%
iShares Russell 2000 Growth              0.25%
  Index Fund
iShares Russell 2000 Value Index         0.25%
  Fund
iShares Russell 1000 Index Fund          0.15%
iShares Russell 1000 Growth              0.20%
  Index Fund
iShares Russell 1000 Value Index         0.20%
  Fund
iShares Russell Microcap Index           0.60%
  Fund
iShares Russell Midcap Index Fund        0.20%
iShares Russell Midcap Growth            0.25%
  Index Fund
iShares Russell Midcap Value             0.25%
  Index Fund



BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of May 31, 2007, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.8 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement with BGFA is available in each Fund's semi-annual report for the six-month period ended September 30.


Portfolio Managers

Patrick O'Connor and S. Jane Leung (the "Portfolio Managers") are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. For risk management and compliance purposes, each Portfolio Manager is subject to appropriate limitations on his or her authority.

Patrick O'Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since February 2006. Mr. O'Connor has been a senior portfolio manager with BGFA and BGI since 1999.

S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since September 2006. Ms. Leung has been a senior portfolio manager with BGFA and BGI since 2004 and was a portfolio manager with BGFA and BGI from 2001 to 2004.

The Funds' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership (if any) of shares in the Funds.

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company ("State Street") is the administrator, custodian and transfer agent for each Fund.


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     30
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Shareholder Information
ADDITIONAL SHAREHOLDER INFORMATION, INCLUDING HOW TO BUY AND SELL SHARES OF THE FUNDS, IS AVAILABLE FREE OF CHARGE BY CALLING TOLL-FREE: 1-800-ISHARES (1-800-474-2737) OR VISITING OUR WEBSITE WWW.ISHARES.COM.


Buying and Selling Shares

Shares of each Fund trade on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly-traded companies. The Trust does not impose any minimum investment for shares of a Fund purchased on an exchange. Buying or selling Fund shares involves two types of costs that apply to all stock transactions. When buying or selling shares of the Funds through a broker, you will incur a brokerage commission determined by your broker. In addition, you will also incur the cost of the "spread" - that is, the difference between the bid price and the ask price. The commission is frequently a fixed amount, and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for the shares of each Fund based on its trading volume and market liquidity, and is generally lower if a Fund has a lot of trading volume and market liquidity and higher if a Fund has little trading volume and market liquidity. The Funds' shares trade under the trading symbols listed for each Fund in the DESCRIPTIONS OF THE FUNDS section of this Prospectus.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the CREATIONS AND REDEMPTIONS section of this Prospectus. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

The Trust's Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares ("frequent trading") that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund's portfolio securities after the close of the primary markets for a Fund's portfolio securities and the reflection of that change in the Fund's NAV ("market timing"), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund's portfolio securities. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed and traded on national securities exchanges.

The national securities exchange on which each Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund's primary listing exchange is shown below:



FUND                                PRIMARY LISTING EXCHANGE
---------------------------------  -------------------------
iShares Russell 3000 Index Fund            NYSE Arca
iShares Russell 3000 Growth                NYSE Arca
  Index Fund
iShares Russell 3000 Value Index           NYSE Arca
  Fund
iShares Russell 2000 Index Fund            NYSE Arca
iShares Russell 2000 Growth                NYSE Arca
  Index Fund
iShares Russell 2000 Value Index           NYSE Arca
  Fund
iShares Russell 1000 Index Fund            NYSE Arca
iShares Russell 1000 Growth                NYSE Arca
  Index Fund
iShares Russell 1000 Value Index           NYSE Arca
  Fund
iShares Russell Microcap Index                NYSE
  Fund
iShares Russell Midcap Value               NYSE Arca
  Index Fund
iShares Russell Midcap Growth              NYSE Arca
  Index Fund
iShares Russell Midcap Value               NYSE Arca
  Index Fund


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                                                                           31

Section 12(d)(1) of the Investment Company Act of 1940, as amended, restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in
Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.


Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC"), or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or "street name" form.


Share Prices


The trading prices of a Fund's shares in the secondary market generally will differ from the Fund's daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of each Fund, also known as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund is listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a "real-time" update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no representation or warranty as to its accuracy.


Determination of Net Asset Value


The NAV for each Fund will generally be determined once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of each Fund is calculated by dividing the value of the net assets of a Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

In calculating a Fund's NAV, a Fund's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an


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     32
[GRAPHIC APPEARS HERE]
exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. The frequency with which a Fund's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which each Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (I.E., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (I.E., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund's NAV is computed and that may materially affect the value of the Fund's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations.

Valuing a Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's Underlying Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's Underlying Index.


Because foreign markets may be open on different days than the days during which a shareholder may purchase a Fund's shares, the value of the Fund's investments may change on days when shareholders are not able to purchase the Fund's shares.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser.

Dividends and Distributions

GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Each Fund generally distributes its net capital gains, if any, to shareholders annually. Each Fund also reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed on a PRO RATA basis to beneficial owners of such shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from a Fund.

DIVIDEND REINVESTMENT SERVICE. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.


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                                                                           33

Taxes
As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.


Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund shares.


Taxes on Distributions

Distributions from a Fund's net investment income (other than qualified dividend income), including distributions out of the Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund's shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010.

In order for a distribution by a Fund to be treated as qualified dividend income, the Fund must meet holding period and other requirements with respect to its dividend paying securities, and you must meet holding period requirements and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If a Fund's distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale of other disposition of shares of a Fund. In addition, for taxable years of a Fund beginning on or before December 31, 2007, U.S.-source interest-related dividends and short-term capital gain dividends may not be subject to such U.S. withholding tax. In order for a distribution to qualify as an interest-related dividend or a short-term capital gain dividend, a Fund must designate it as such in writing to shareholders; depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.


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     34
[GRAPHIC APPEARS HERE]

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.


Taxes When Shares are Sold
Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.


THE FOREGOING DISCUSSION SUMMARIZES SOME OF THE CONSEQUENCES UNDER CURRENT FEDERAL TAX LAW OF AN INVESTMENT IN A FUND. IT IS NOT A SUBSTITUTE FOR PERSONAL TAX ADVICE. YOU MAY ALSO BE SUBJECT TO STATE AND LOCAL TAXATION ON FUND DISTRIBUTIONS AND SALES OF SHARES. CONSULT YOUR PERSONAL TAX ADVISER ABOUT THE POTENTIAL TAX CONSEQUENCES OF AN INVESTMENT IN SHARES OF A FUND UNDER ALL APPLICABLE TAX LAWS.

Creations and Redemptions

The shares that trade in the secondary market are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each "creator" or "Authorized Participant" enters into an authorized participant agreement with the Funds' distributor, SEI Investments Distribution Co. (the "Distributor"). A creation transaction which is subject to acceptance by the transfer agent takes place when an Authorized Participant deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Each Fund intends to comply with the federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in either case, has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.


Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part

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                                                                           35
of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.


Transaction Fees

Each Fund will impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in-kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge up to the maximum amount shown below under "Maximum Creation/Redemption Transaction Fee." In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of May 31, 2007, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee:



                                                                          STANDARD           MAXIMUM
                                     APPROXIMATE       NUMBER OF         CREATION/          CREATION/
                                      VALUE OF A       SHARES PER        REDEMPTION        REDEMPTION
FUND                                CREATION UNIT    CREATION UNIT    TRANSACTION FEE    TRANSACTION FEE
---------------------------------  ---------------  ---------------  -----------------  ----------------
iShares Russell 3000 Index Fund       $4,451,000        50,000              $500             $2,000
iShares Russell 3000 Growth           $2,465,000        50,000              $500             $2,000
  Index Fund
iShares Russell 3000 Value Index      $5,814,000        50,000              $500             $2,000
  Fund
iShares Russell 2000 Index Fund       $4,209,500        50,000              $500             $2,000
iShares Russell 2000 Growth           $4,324,000        50,000              $500             $2,000
  Index Fund
iShares Russell 2000 Value Index      $4,236,000        50,000              $500             $2,000
  Fund
iShares Russell 1000 Index Fund       $4,179,000        50,000              $500             $2,000
iShares Russell 1000 Growth           $3,014,000        50,000              $500             $2,000
  Index Fund
iShares Russell 1000 Value Index      $4,465,000        50,000              $500             $2,000
  Fund
iShares Russell Microcap Index        $3,065,500        50,000              $500             $2,000
  Fund
iShares Russell Midcap Index Fund     $5,594,500        50,000              $500             $2,000
iShares Russell Midcap Growth         $5,806,000        50,000              $500             $2,000
  Index
 Fund
iShares Russell Midcap Value          $8,152,500        50,000              $500             $2,000
  Index Fund


Householding

Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.


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     36
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Distribution
The Distributor distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456.


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                                                                           37

Financial Highlights

The financial highlights tables are intended to help investors understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Funds' financial statements, in the Funds' Annual Report (available upon request).

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          ISHARES RUSSELL 3000 INDEX FUND
                                  --------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED        YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005     MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- ----------------- --------------
NET ASSET VALUE, BEGINNING OF       $    75.57      $    67.26      $    64.13        $  47.25         $  63.89
                                    ----------      ----------      ----------        ----------       --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                1.31/a/             1.16            1.17            0.90             0.90
 Net realized and unrealized              7.00            8.26            3.26           16.90           (16.65)
                                    ----------      ----------      ----------        ----------       --------
  gain (loss)/b/
Total from investment operations          8.31            9.42            4.43           17.80           (15.75)
                                    ----------      ----------      ----------        ----------       --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (1.27)          (1.11)          (1.12)          (0.92)           (0.89)
 Return of capital                           -               -           (0.18)          (0.00)/c/            -
                                    ----------      ----------      ----------        ----------       --------
Total distributions                      (1.27)          (1.11)          (1.30)          (0.92)           (0.89)
                                    ----------      ----------      ----------        ----------       --------
NET ASSET VALUE, END OF YEAR        $    82.61      $    75.57      $    67.26        $  64.13         $  47.25
                                    ==========      ==========      ==========        ==========       ========
TOTAL RETURN                             11.10%          14.10%           6.95%          37.86%          (24.73)%
                                    ==========      ==========      ==========        ==========       ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $2,928,652      $2,180,115      $1,957,315        $1,417,348       $985,140
 Ratio of expenses to average             0.20%           0.20%           0.20%           0.20%            0.20%
  net assets
 Ratio of net investment income
to average
  net assets                              1.68%           1.62%           1.81%           1.54%            1.53%
 Portfolio turnover rate/d/                  6%              5%              5%              4%               5%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/  Rounds to less than $0.01.
/d/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


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     38
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ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                      ISHARES RUSSELL 3000 GROWTH INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  43.06        $  38.01        $  38.13        $  28.70        $  39.72
                                     --------        --------        --------        --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                0.42/a/            0.32            0.42            0.25            0.23
 Net realized and unrealized             2.26            5.04           (0.07)           9.44          (11.03)
                                     --------        --------        --------        --------        --------
  gain (loss)/b/
Total from investment operations         2.68            5.36            0.35            9.69          (10.80)
                                     --------        --------        --------        --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (0.39)          (0.31)          (0.41)          (0.26)          (0.22)
 Return of capital                          -               -           (0.06)              -               -
                                     --------        --------        --------        --------        --------
Total distributions                     (0.39)          (0.31)          (0.47)          (0.26)          (0.22)
                                     --------        --------        --------        --------        --------
NET ASSET VALUE, END OF YEAR         $  45.35        $  43.06        $  38.01        $  38.13        $  28.70
                                     ========        ========        ========        ========        ========
TOTAL RETURN                             6.27%          14.13%           0.91%          33.84%         (27.21)%
                                     ========        ========        ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $265,269        $226,058        $129,224        $114,404        $ 57,406
 Ratio of expenses to average            0.25%           0.25%           0.25%           0.25%           0.25%
  net assets
 Ratio of net investment income
to average
  net assets                             0.97%           0.86%           1.12%           0.78%           0.83%
 Portfolio turnover rate/c/                17%             20%             16%             11%             15%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                                      ISHARES RUSSELL 3000 VALUE INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  95.62        $  85.66        $  77.89        $  55.99        $  74.12
                                     --------        --------        --------        --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                2.29/a/            1.91            1.81            1.43            1.21
 Net realized and unrealized            12.82            9.93            7.92           21.94          (18.13)
                                     --------        --------        --------        --------        --------
  gain (loss)/b/
Total from investment operations        15.11           11.84            9.73           23.37          (16.92)
                                     --------        --------        --------        --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (2.16)          (1.85)          (1.96)          (1.47)          (1.21)
 Return of capital                      (0.04)          (0.03)              -               -               -
                                     --------        --------        --------        --------        --------
Total distributions                     (2.20)          (1.88)          (1.96)          (1.47)          (1.21)
                                     --------        --------        --------        --------        --------
NET ASSET VALUE, END OF YEAR         $ 108.53        $  95.62        $  85.66        $  77.89        $  55.99
                                     ========        ========        ========        ========        ========
TOTAL RETURN                            15.95%          13.95%          12.61%          42.04%         (22.92)%
                                     ========        ========        ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $694,599        $439,866        $364,051        $225,872        $ 97,977
 Ratio of expenses to average            0.25%           0.25%           0.25%           0.25%           0.25%
  net assets
 Ratio of net investment income
to average
  net assets                             2.23%           2.26%           2.33%           2.19%           2.20%
 Portfolio turnover rate/c/                14%              7%             16%             13%             16%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                           39

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                               ISHARES RUSSELL 2000 INDEX FUND
                                  ------------------------------------------------------------------------------------------
                                       YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED        YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006/A/   MAR. 31, 2005/A/   MAR. 31, 2004/A/  MAR. 31, 2003/A/
                                  --------------- ------------------ ------------------ ------------------ -----------------
NET ASSET VALUE, BEGINNING OF       $    75.98        $    61.14         $    58.80         $    36.31         $   50.39
                                    ----------        ----------         ----------         ----------         ---------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                0.80/b/               0.81               0.74               0.50              0.51
 Net realized and unrealized              3.51             14.80               2.36              22.48            (14.07)
                                    ----------        ----------         ----------         ----------         ---------
  gain (loss)/c/
Total from investment operations          4.31             15.61               3.10              22.98            (13.56)
                                    ----------        ----------         ----------         ----------         ---------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (0.74)            (0.72)             (0.61)             (0.45)            (0.52)
 Return of capital                       (0.08)            (0.05)             (0.15)             (0.04)                -
                                    ----------        ----------         ----------         ----------         ---------
Total distributions                      (0.82)            (0.77)             (0.76)             (0.49)            (0.52)
                                    ----------        ----------         ----------         ----------         ---------
NET ASSET VALUE, END OF YEAR        $    79.47        $    75.98         $    61.14         $    58.80         $   36.31
                                    ==========        ==========         ==========         ==========         =========
TOTAL RETURN                              5.73%            25.69%              5.27%             63.44%           (26.99)%
                                    ==========        ==========         ==========         ==========         =========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $8,049,901        $9,208,722         $6,908,105         $5,280,402         $1,706,545
 Ratio of expenses to average             0.20%             0.20%              0.20%              0.20%             0.20%
  net assets
 Ratio of net investment income
to average
  net assets                              1.07%             1.19%              1.20%              1.08%             1.28%
 Portfolio turnover rate/d/                 25%               20%                17%                26%               30%



--------
/a/ Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.
/b/  Based on average shares outstanding throughout the period.
/c/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                                      ISHARES RUSSELL 2000 GROWTH INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $    79.83      $    62.76      $    62.52      $    38.56       $  56.68
                                    ----------      ----------      ----------      ----------       --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                0.26/a/             0.30            0.20            0.20           0.21
 Net realized and unrealized              0.83           17.04            0.25           23.97         (18.14)
                                    ----------      ----------      ----------      ----------       --------
  gain (loss)/b/
Total from investment operations          1.09           17.34            0.45           24.17         (17.93)
                                    ----------      ----------      ----------      ----------       --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (0.29)          (0.27)          (0.17)          (0.21)         (0.19)
 Return of capital                           -               -           (0.04)              -              -
                                    ----------      ----------      ----------      ----------       --------
Total distributions                      (0.29)          (0.27)          (0.21)          (0.21)         (0.19)
                                    ----------      ----------      ----------      ----------       --------
NET ASSET VALUE, END OF YEAR        $    80.63      $    79.83      $    62.76      $    62.52       $  38.56
                                    ==========      ==========      ==========      ==========       ========
TOTAL RETURN                              1.38%          27.67%           0.74%          62.76%        (31.65)%
                                    ==========      ==========      ==========      ==========       ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $3,051,673      $2,710,170      $2,105,733      $1,522,368       $638,186
 Ratio of expenses to average             0.25%           0.25%           0.25%           0.25%          0.25%
  net assets
 Ratio of net investment income
to average
  net assets                              0.34%           0.45%           0.37%           0.38%          0.58%
 Portfolio turnover rate/c/                 43%             38%             22%             37%            41%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
     40
[GRAPHIC APPEARS HERE]

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                            ISHARES RUSSELL 2000 VALUE INDEX FUND
                                  ------------------------------------------------------------------------------------------
                                       YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED        YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006/A/   MAR. 31, 2005/A/   MAR. 31, 2004/A/  MAR. 31, 2003/A/
                                  --------------- ------------------ ------------------ ------------------ -----------------
NET ASSET VALUE, BEGINNING OF       $    74.72        $    61.48         $    57.08         $    35.30         $  46.94
                                    ----------        ----------         ----------         ----------         --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                 1.24b                1.15               0.99               0.74             0.74
 Net realized and unrealized              6.22             13.18               4.45              21.75           (11.63)
                                    ----------        ----------         ----------         ----------         --------
  gain (loss)/c/
Total from investment operations          7.46             14.33               5.44              22.49           (10.89)
                                    ----------        ----------         ----------         ----------         --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (1.27)            (1.02)             (1.04)             (0.66)           (0.75)
 Return of capital                           -             (0.07)                 -              (0.05)               -
                                    ----------        ----------         ----------         ----------         --------
Total distributions                      (1.27)            (1.09)             (1.04)             (0.71)           (0.75)
                                    ----------        ----------         ----------         ----------         --------
NET ASSET VALUE, END OF YEAR        $    80.91        $    74.72         $    61.48         $    57.08         $  35.30
                                    ==========        ==========         ==========         ==========         ========
TOTAL RETURN                             10.11%            23.51%              9.58%             64.00%          (23.35)%
                                    ==========        ==========         ==========         ==========         ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $4,486,545        $3,504,212         $2,711,333         $1,712,273         $635,447
 Ratio of expenses to average             0.25%             0.25%              0.25%              0.25%            0.25%
  net assets
 Ratio of net investment income
to average
  net assets                              1.63%             1.80%              1.84%              1.64%            1.85%
 Portfolio turnover rate/d/                 36%               14%                23%                16%              45%



--------
/a/ Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005.
/b/  Based on average shares outstanding throughout the period.
/c/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                                         ISHARES RUSSELL 1000 INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $    70.54      $    63.41      $    60.52      $    45.17       $  60.81
                                    ----------      ----------      ----------      ----------       --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                 1.29a              1.14            1.20            0.88           0.72
 Net realized and unrealized              6.87            7.09            3.08           15.36         (15.64)
                                    ----------      ----------      ----------      ----------       --------
  gain (loss)/b/
Total from investment operations          8.16            8.23            4.28           16.24         (14.92)
                                    ----------      ----------      ----------      ----------       --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (1.26)          (1.10)          (1.18)          (0.89)         (0.72)
 Return of capital                           -               -           (0.21)              -              -
                                    ----------      ----------      ----------      ----------       --------
Total distributions                      (1.26)          (1.10)          (1.39)          (0.89)         (0.72)
                                    ----------      ----------      ----------      ----------       --------
NET ASSET VALUE, END OF YEAR        $    77.44      $    70.54      $    63.41      $    60.52       $  45.17
                                    ==========      ==========      ==========      ==========       ========
TOTAL RETURN                             11.67%          13.06%           7.12%          36.12%        (24.59)%
                                    ==========      ==========      ==========      ==========       ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $3,221,637      $2,535,748      $1,984,792      $2,084,785       $919,140
 Ratio of expenses to average             0.15%           0.15%           0.15%           0.15%          0.15%
  net assets
 Ratio of net investment income
to average
  net assets                              1.76%           1.72%           1.87%           1.62%          1.66%
 Portfolio turnover rate/c/                  7%              7%              5%              5%             5%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                           41

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                      ISHARES RUSSELL 1000 GROWTH INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $    52.55      $    46.93      $    47.03      $    35.97       $  49.59
                                    ----------      ----------      ----------      ----------       --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                0.58/a/             0.44            0.53            0.37           0.31
 Net realized and unrealized              2.99            5.61           (0.06)          11.07         (13.63)
                                    ----------      ----------      ----------      ----------       --------
  gain (loss)/b/
Total from investment operations          3.57            6.05            0.47           11.44         (13.32)
                                    ----------      ----------      ----------      ----------       --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (0.53)          (0.43)          (0.53)          (0.38)         (0.30)
 Return of capital                           -               -           (0.04)              -              -
                                    ----------      ----------      ----------      ----------       --------
Total distributions                      (0.53)          (0.43)          (0.57)          (0.38)         (0.30)
                                    ----------      ----------      ----------      ----------       --------
NET ASSET VALUE, END OF YEAR        $    55.59      $    52.55      $    46.93      $    47.03       $  35.97
                                    ==========      ==========      ==========      ==========       ========
TOTAL RETURN                              6.84%          12.93%           0.98%          31.88%        (26.87)%
                                    ==========      ==========      ==========      ==========       ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $8,496,708      $5,854,065      $3,129,992      $1,646,146       $915,350
 Ratio of expenses to average             0.20%           0.20%           0.20%           0.20%          0.20%
  net assets
 Ratio of net investment income
to average
  net assets                              1.10%           0.96%           1.27%           0.87%          0.92%
 Portfolio turnover rate/c/                 15%             18%             14%              9%            13%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                                      ISHARES RUSSELL 1000 VALUE INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $    72.90      $    65.91      $    59.75      $    43.45       $  57.62
                                    ----------      ----------      ----------      ----------       --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                1.83/a/             1.59            1.40            1.15           1.02
 Net realized and unrealized             10.17            6.97            6.30           16.32         (14.18)
                                    ----------      ----------      ----------      ----------       --------
  gain (loss)/b/
Total from investment operations         12.00            8.56            7.70           17.47         (13.16)
                                    ----------      ----------      ----------      ----------       --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (1.73)          (1.55)          (1.54)          (1.17)         (1.01)
 Return of capital                       (0.02)          (0.02)              -               -              -
                                    ----------      ----------      ----------      ----------       --------
Total distributions                      (1.75)          (1.57)          (1.54)          (1.17)         (1.01)
                                    ----------      ----------      ----------      ----------       --------
NET ASSET VALUE, END OF YEAR        $    83.15      $    72.90      $    65.91      $    59.75       $  43.45
                                    ==========      ==========      ==========      ==========       ========
TOTAL RETURN                             16.63%          13.10%          13.02%          40.48%        (22.95)%
                                    ==========      ==========      ==========      ==========       ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $9,516,058      $6,094,275      $4,791,379      $2,706,693       $984,133
 Ratio of expenses to average             0.20%           0.20%           0.20%           0.20%          0.20%
  net assets
 Ratio of net investment income
to average
  net assets                              2.34%           2.38%           2.42%           2.29%          2.29%
 Portfolio turnover rate/c/                 14%              7%             15%             12%            20%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
     42
[GRAPHIC APPEARS HERE]

ISHARES TRUST


FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                      ISHARES RUSSELL MICROCAP INDEX FUND
                                   ------------------------------------------
                                                                  PERIOD FROM
                                                               AUG. 12, 2005A
                                                  YEAR ENDED               TO
                                               MAR. 31, 2007    MAR. 31, 2006
                                   -------------------------  ---------------
NET ASSET VALUE, BEGINNING OF              $  58.50              $  50.00
                                           ------------          --------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                      0.30/b/                  0.15
 Net realized and unrealized                   0.41                  8.47
                                           ------------          --------
  gain/c/
Total from investment operations               0.71                  8.62
                                           ------------          --------
LESS DISTRIBUTIONS FROM:
 Net investment income                        (0.30)                (0.12)
 Return of capital                            (0.04)                    -
                                           ------------          --------
Total distributions                           (0.34)                (0.12)
                                           ------------          --------
NET ASSET VALUE, END OF PERIOD             $  58.87              $  58.50
                                           ============          ========
TOTAL RETURN                                   1.25%                17.26%/d/
                                           ============          ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)          $256,092              $216,460
 Ratio of expenses to average                  0.60%                 0.60%
  net assets/e/
 Ratio of net investment income
to average
  net assets/e/                                0.53%                 0.56%
 Portfolio turnover rate/f/                      20%                    6%



--------
/a/  Commencement of operations.
/b/  Based on average shares outstanding throughout the period.
/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                                        ISHARES RUSSELL MIDCAP INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $    94.47      $    78.85      $    70.20       $  47.26        $  60.93
                                    ----------      ----------      ----------       --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                1.35/a/             1.20            0.98           0.77            0.60
 Net realized and unrealized              9.46           15.60            8.69          22.98          (13.67)
                                    ----------      ----------      ----------       --------        --------
  gain (loss)/b/
Total from investment operations         10.81           16.80            9.67          23.75          (13.07)
                                    ----------      ----------      ----------       --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (1.28)          (1.13)          (0.97)         (0.79)          (0.60)
 Return of capital                       (0.09)          (0.05)          (0.05)         (0.02)              -
                                    ----------      ----------      ----------       --------        --------
Total distributions                      (1.37)          (1.18)          (1.02)         (0.81)          (0.60)
                                    ----------      ----------      ----------       --------        --------
NET ASSET VALUE, END OF YEAR        $   103.91      $    94.47      $    78.85       $  70.20        $  47.26
                                    ==========      ==========      ==========       ========        ========
TOTAL RETURN                             11.56%          21.42%          13.85%         50.47%         (21.50)%
                                    ==========      ==========      ==========       ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $3,330,377      $2,196,368      $1,202,454       $593,199        $193,754
 Ratio of expenses to average             0.20%           0.20%           0.20%          0.20%           0.20%
  net assets
 Ratio of net investment income
to average
  net assets                              1.40%           1.49%           1.48%          1.39%           1.50%
 Portfolio turnover rate/c/                 19%              9%             15%             7%             15%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                           43

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                     ISHARES RUSSELL MIDCAP GROWTH INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $   101.02      $    82.96       $  77.09        $  51.77        $  70.30
                                    ----------      ----------       --------        --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                0.73/a/             0.53           0.27            0.15            0.09
 Net realized and unrealized              5.94           18.05           5.89           25.33          (18.54)
                                    ----------      ----------       --------        --------        --------
  gain (loss)/b/
Total from investment operations          6.67           18.58           6.16           25.48          (18.45)
                                    ----------      ----------       --------        --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (0.75)          (0.52)         (0.29)          (0.16)          (0.08)
                                    ----------      ----------       --------        --------        --------
Total distributions                      (0.75)          (0.52)         (0.29)          (0.16)          (0.08)
                                    ----------      ----------       --------        --------        --------
NET ASSET VALUE, END OF YEAR        $   106.94      $   101.02       $  82.96        $  77.09        $  51.77
                                    ==========      ==========       ========        ========        ========
TOTAL RETURN                              6.66%          22.44%          8.01%          49.25%         (26.24)%
                                    ==========      ==========       ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $1,817,931      $1,581,016       $842,049        $493,380        $116,473
 Ratio of expenses to average             0.25%           0.25%          0.25%           0.25%           0.25%
  net assets
 Ratio of net investment income
to average
  net assets                              0.73%           0.64%          0.38%           0.27%           0.20%
 Portfolio turnover rate/c/                 30%             14%            27%             10%             31%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                                     ISHARES RUSSELL MIDCAP VALUE INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $   133.44      $   113.16      $    97.65       $  65.77        $  83.45
                                    ----------      ----------      ----------       --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                 2.88a              2.46            1.98           1.49            1.35
 Net realized and unrealized             19.43           20.21           15.50          31.94          (17.70)
                                    ----------      ----------      ----------       --------        --------
  gain (loss)/b/
Total from investment operations         22.31           22.67           17.48          33.43          (16.35)
                                    ----------      ----------      ----------       --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (2.65)          (2.30)          (1.97)         (1.51)          (1.33)
 Return of capital                       (0.22)          (0.09)              -          (0.04)              -
                                    ----------      ----------      ----------       --------        --------
Total distributions                      (2.87)          (2.39)          (1.97)         (1.55)          (1.33)
                                    ----------      ----------      ----------       --------        --------
NET ASSET VALUE, END OF YEAR        $   152.88      $   133.44      $   113.16       $  97.65        $  65.77
                                    ==========      ==========      ==========       ========        ========
TOTAL RETURN                             16.91%          20.19%          18.07%         51.17%         (19.69)%
                                    ==========      ==========      ==========       ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $3,409,244      $2,074,923      $1,148,612       $400,383        $105,226
 Ratio of expenses to average             0.25%           0.25%           0.25%          0.25%           0.25%
  net assets
 Ratio of net investment income
to average
  net assets                              2.05%           2.18%           2.20%          2.05%           2.24%
 Portfolio turnover rate/c/                 25%             11%             20%            10%             24%



--------
/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
     44
[GRAPHIC APPEARS HERE]

Index Provider
Russell is the Index Provider for the Underlying Indexes. The Index Provider is not affiliated with the Trust, BGI, BGFA, State Street or the Distributor.

Russell is an investment firm with global reach, offering a variety of investment management products and services to individuals and institutions. Founded in 1936, Russell is a subsidiary of Northwestern Mutual and is headquartered in Tacoma, WA.

BGI has entered into a license agreement with the Index Provider to use the Underlying Indexes. BGI is sub-licensing rights in the Underlying Indexes to the Trust at no charge.


--------------------------------------------------------------------------------
                                                                           45

Disclaimers
THE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY RUSSELL. RUSSELL MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF THE FUNDS OR TO ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF OUTING OR TRADING IN SHARES OF THE FUNDS OR THE ABILITY OF THE RUSSELL INDEXES TO TRACK GENERAL STOCK MARKET PERFORMANCE. RUSSELL IS THE LICENSOR OF CERTAIN TRADEMARKS, SERVICE MARKS, AND TRADE NAMES. THE RUSSELL INDEXES ON WHICH THE FUNDS ARE BASED ARE DETERMINED, COMPOSED, AND CALCULATED BY RUSSELL WITHOUT REGARD TO THE FUNDS, BGI OR BGFA. RUSSELL HAS NO OBLIGATION TO TAKE THE NEEDS OF BGI, BGFA OR THE OWNERS OF SHARES INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE RUSSELL INDEXES. RUSSELL IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OR TIMING OF, THE PRICES, OR QUANTITIES OF SHARES TO BE LISTED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH SHARES ARE TO BE CONVERTED INTO CASH. RUSSELL HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION OF THE TRUST OR THE MARKETING OR TRADING OF SHARES. ALTHOUGH RUSSELL OBTAINS INFORMATION FOR INCLUSION OR USE IN THE CALCULATION OF THE RUSSELL INDEXES FROM SOURCES THAT RUSSELL CONSIDERS RELIABLE, RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BGI, BGFA, OWNERS OF SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS BETWEEN RUSSELL AND BGI AND BGFA.

SHARES OF THE FUNDS ARE NOT SPONSORED, ENDORSED OR PROMOTED BY THE NYSE. THE NYSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF ANY FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF A FUND TO TRACK THE TOTAL RETURN PERFORMANCE OF ANY UNDERLYING INDEX OR THE ABILITY OF ANY UNDERLYING INDEX IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE NYSE IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE COMPILATION OR THE CALCULATION OF ANY UNDERLYING INDEX, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE SHARES OF ANY FUND TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE NYSE HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF ANY FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUNDS.

THE NYSE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE NYSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST ON BEHALF OF ITS FUNDS AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SUBJECT INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE NYSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE NYSE HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SHARES OF THE FUNDS ARE NOT SPONSORED, ENDORSED OR PROMOTED BY NYSE ARCA. NYSE ARCA MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF ANY FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF A FUND TO TRACK THE TOTAL RETURN PERFORMANCE OF ANY UNDERLYING INDEX OR THE ABILITY OF ANY UNDERLYING INDEX IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. NYSE ARCA IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE COMPILATION OR THE CALCULATION OF ANY UNDERLYING INDEX, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE SHARES OF ANY FUND TO BE ISSUED, NOR IN THE DETERMINATION OR


--------------------------------------------------------------------------------
     46
[GRAPHIC APPEARS HERE]

CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. NYSE ARCA HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF ANY FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUND. NYSE ARCA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. NYSE ARCA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST ON BEHALF OF THE FUNDS AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SUBJECT INDICES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE.

NYSE ARCA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NYSE ARCA HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

BGFA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN AND BGFA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

BGFA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, TO THE OWNERS OF THE SHARES OF A FUND, OR TO ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. BGFA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BGFA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


--------------------------------------------------------------------------------
                                                                           47

Supplemental Information

I. Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's NAV. NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns ("Market Price") of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.


Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.


The following information shows the frequency distributions of premiums and discounts for each Fund included in this Prospectus. The information shown for each Fund is for each full calendar quarter of 2006 through June 30, 2007.

EACH LINE IN THE TABLE SHOWS THE NUMBER OF TRADING DAYS IN WHICH A FUND TRADES WITHIN THE PREMIUM/DISCOUNT RANGE INDICATED. THE NUMBER OF TRADING DAYS IN EACH PREMIUM/DISCOUNT RANGE IS ALSO SHOWN AS A PERCENTAGE OF THE TOTAL NUMBER OF TRADING DAYS IN THE PERIOD COVERED BY EACH TABLE. ALL DATA PRESENTED HERE REPRESENTS PAST PERFORMANCE, WHICH CANNOT BE USED TO PREDICT FUTURE RESULTS.



FUND                               PREMIUM/DISCOUNT RANGE                   NUMBER OF DAYS    PERCENTAGE OF TOTAL DAYS
=================================  ======================================  ================  =========================
iShares Russell 3000 Index Fund    Greater than 1.5%                                2          0.54%
                                   Greater than 1.0% and Less than 1.5%             1          0.27
                                   Greater than 0.5% and Less than 1.0%             1          0.27
                                   BETWEEN 0.5% AND -0.5%                         371         98.92
                                                                                  ---         -----
                                                                                  375        100.00%
                                                                                  ===        ======
iShares Russell 3000 Growth        Greater than 1.5%                                1          0.27%
  Index Fund
                                   Greater than 1.0% and Less than 1.5%             1          0.27
                                   Greater than 0.5% and Less than 1.0%             1          0.27
                                   BETWEEN 0.5% AND -0.5%                         371         98.92
                                   Less than -0.5%                                  1          0.27
                                                                                  ---        ------
                                                                                  375        100.00%
                                                                                  ===        ======
iShares Russell 3000 Value Index   BETWEEN 0.5% AND -0.5%                         373         99.46%
  Fund
                                   Less than -0.5%                                  2          0.54
                                                                                  ---        ------
                                                                                  375        100.00%
                                                                                  ===        ======


--------------------------------------------------------------------------------
     48
[GRAPHIC APPEARS HERE]

FUND                               PREMIUM/DISCOUNT RANGE                     NUMBER OF DAYS    PERCENTAGE OF TOTAL DAYS
=================================  ========================================  ================  =========================
iShares Russell 2000 Index Fund    Greater than 0.5%                                  3                    0.80%
                                   BETWEEN 0.5% AND -0.5%                           370                   98.66
                                   Less than -0.5% and Greater than -1.0%             2                    0.54
                                                                                    ---                   -----
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Russell 2000 Growth        Greater than 0.5%                                  3                    0.80%
  Index Fund
                                   BETWEEN 0.5% AND -0.5%                           370                   98.66
                                   Less than -0.5% and Greater than -1.0%             2                    0.54
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Russell 2000 Value Index   Greater than 0.5%                                  3                    0.80%
  Fund
                                   BETWEEN 0.5% AND -0.5%                           371                   98.93
                                   Less than -0.5% and Greater than -1.0%             1                    0.27
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Russell 1000 Index Fund    Greater than 0.5%                                  1                    0.27%
                                   BETWEEN 0.5% AND -0.5%                           373                   99.46
                                   Less than -0.5%                                    1                    0.27
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Russell 1000 Growth        BETWEEN 0.5% AND -0.5%                           374                   99.73%
  Index Fund
                                   Less than -0.5%                                    1                    0.27
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Russell 1000 Value Index   BETWEEN 0.5% AND -0.5%                           374                   99.73%
  Fund
                                   Less than -0.5%                                    1                    0.27
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Russell Microcap Index     Greater than 0.5% and Less than 1.0%               5                    1.34%
  Fund
                                   BETWEEN 0.5% AND -0.5%                           366                   97.59
                                   Less than -0.5% and Greater than -1.0%             4                    1.07
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Russell Midcap Index Fund  BETWEEN 0.5% AND -0.5%                           374                   99.73%
                                   Less than -0.5%                                    1                    0.27
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares Russell Midcap Growth      Greater than 0.5%                                  1                    0.27%
  Index Fund
                                   BETWEEN 0.5% AND -0.5%                           373                   99.46
                                   Less than -0.5%                                    1                    0.27
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======


--------------------------------------------------------------------------------
                                                                           49

FUND                           PREMIUM/DISCOUNT RANGE                   NUMBER OF DAYS    PERCENTAGE OF TOTAL DAYS
=============================  ======================================  ================  =========================
iShares Russell Midcap Value   Greater than 1.0% and Less than 1.5%             1                    0.27%
  Index Fund
                               Greater than 0.5% and Less than 1.0%             1                    0.27
                               BETWEEN 0.5% AND -0.5%                         372                   99.19
                               Less than -0.5%                                  1                    0.27
                                                                              ---                   -----
                                                                              375                  100.00%
                                                                              ===                  ======


--------------------------------------------------------------------------------
     50
[GRAPHIC APPEARS HERE]

II. Total Return Information

The tables below present information about the total return of each Fund's Underlying Index and the total return of each Fund. The information presented for each Fund is for its fiscal year ended March 31, 2007.

"Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share NAV is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate Market Price is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Funds' NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund's inception, for the period from inception to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.


                        ISHARES RUSSELL 3000 INDEX FUNDS

                        PERFORMANCE AS OF MARCH 31, 2007



                                                      Average Annual Total Returns
                                  ====================================================================
                                          YEAR ENDED 3/31/07              FIVE YEARS ENDED 3/31/07
                                  =================================== ================================
FUND                                  NAV        MARKET      INDEX        NAV      MARKET      INDEX
--------------------------------- =========== =========== =========== ========== ========== ==========
iShares Russell 3000 Index Fund       11.10%      11.03%      11.28%      7.06%      7.07%      7.23%
iShares Russell 3000 Growth            6.27%       6.25%       6.53%      3.58%      3.60%      3.81%
  Index Fund
iShares Russell 3000 Value Index      15.95%      15.92%      16.22%     10.25%     10.25%     10.51%
  Fund

                                       Average Annual Total Returns
                                  ======================================
                                          INCEPTION TO 3/31/07*
                                  ======================================
FUND                                   NAV        MARKET        INDEX
--------------------------------- ============ ============ ============
iShares Russell 3000 Index Fund        2.68%        2.67%        2.88%
iShares Russell 3000 Growth           (5.31)%      (5.32)%      (5.10)%
  Index Fund
iShares Russell 3000 Value Index       8.98%        8.97%        9.25%
  Fund



                                                         Cumulative Total Returns
                                  =======================================================================
                                          YEAR ENDED 3/31/07               FIVE YEARS ENDED 3/31/07
                                  =================================== ===================================
FUND                                  NAV        MARKET      INDEX        NAV        MARKET      INDEX
--------------------------------- =========== =========== =========== =========== =========== ===========
iShares Russell 3000 Index Fund       11.10%      11.03%      11.28%      40.65%      40.70%      41.78%
iShares Russell 3000 Growth            6.27%       6.25%       6.53%      19.22%      19.34%      20.59%
  Index Fund
iShares Russell 3000 Value Index      15.95%      15.92%      16.22%      62.87%      62.88%      64.78%
  Fund

                                          Cumulative Total Returns
                                  =========================================
                                            INCEPTION TO 3/31/07*
                                  =========================================
FUND                                   NAV          MARKET        INDEX
--------------------------------- ============= ============= =============
iShares Russell 3000 Index Fund        19.91%        19.84%        21.52%
iShares Russell 3000 Growth           (30.58)%      (30.60)%      (29.49)%
  Index Fund
iShares Russell 3000 Value Index       77.74%        77.63%        80.62%
  Fund


--------
* Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). The first day of secondary market trading in shares of each Fund was 5/26/00, 7/28/00 and 7/28/00, respectively.

--------------------------------------------------------------------------------
                                                                           51

                       ISHARES RUSSELL 2000 INDEX FUNDS

                        PERFORMANCE AS OF MARCH 31, 2007



                                                    Average Annual Total Returns
                                  =================================================================
                                         YEAR ENDED 3/31/07            FIVE YEARS ENDED 3/31/07
                                  ================================ ================================
FUND                                  NAV      MARKET      INDEX       NAV      MARKET      INDEX
--------------------------------- ========== ========== ========== ========== ========== ==========
iShares Russell 2000 Index Fund       5.73%      5.60%      5.91%     10.80%     10.83%     10.95%
iShares Russell 2000 Growth           1.38%      1.41%      1.57%      7.72%      7.71%      7.88%
  Index Fund
iShares Russell 2000 Value Index     10.11%     10.08%     10.38%     13.37%     13.40%     13.61%
  Fund

                                    Average Annual Total Returns
                                  ================================
                                       INCEPTION TO 3/31/07*
                                  ================================
FUND                                  NAV      MARKET      INDEX
--------------------------------- ========== ========== ==========
iShares Russell 2000 Index Fund       9.14%      9.12%      9.40%
iShares Russell 2000 Growth           0.20%      0.19%      0.43%
  Index Fund
iShares Russell 2000 Value Index     15.55%     15.53%     15.88%
  Fund



                                                        Cumulative Total Returns
                                  ====================================================================
                                         YEAR ENDED 3/31/07             FIVE YEARS ENDED 3/31/07
                                  ================================ ===================================
FUND                                  NAV      MARKET      INDEX       NAV        MARKET      INDEX
--------------------------------- ========== ========== ========== =========== =========== ===========
iShares Russell 2000 Index Fund       5.73%      5.60%      5.91%      66.99%      67.20%      68.11%
iShares Russell 2000 Growth           1.38%      1.41%      1.57%      45.07%      44.96%      46.11%
  Index Fund
iShares Russell 2000 Value Index     10.11%     10.08%     10.38%      87.32%      87.55%      89.29%
  Fund

                                       Cumulative Total Returns
                                  ===================================
                                         INCEPTION TO 3/31/07*
                                  ===================================
FUND                                  NAV        MARKET      INDEX
--------------------------------- =========== =========== ===========
iShares Russell 2000 Index Fund       82.23%      81.94%      85.16%
iShares Russell 2000 Growth            1.36%       1.29%       2.88%
  Index Fund
iShares Russell 2000 Value Index     162.89%     162.58%     167.68%
  Fund


--------

* Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). The first day of secondary market trading in shares of each Fund was 5/26/00, 7/28/00 and 7/28/00, respectively.


                        ISHARES RUSSELL 1000 INDEX FUNDS

                        PERFORMANCE AS OF MARCH 31, 2007



                                                      Average Annual Total Returns
                                  ====================================================================
                                          YEAR ENDED 3/31/07              FIVE YEARS ENDED 3/31/07
                                  =================================== ================================
FUND                                  NAV        MARKET      INDEX        NAV      MARKET      INDEX
--------------------------------- =========== =========== =========== ========== ========== ==========
iShares Russell 1000 Index Fund       11.67%      11.58%      11.84%      6.78%      6.81%      6.92%
iShares Russell 1000 Growth            6.84%       6.74%       7.06%      3.28%      3.31%      3.48%
  Index Fund
iShares Russell 1000 Value Index      16.63%      16.59%      16.83%     10.04%     10.06%     10.25%
  Fund

                                       Average Annual Total Returns
                                  ======================================
                                          INCEPTION TO 3/31/07*
                                  ======================================
FUND                                   NAV        MARKET        INDEX
--------------------------------- ============ ============ ============
iShares Russell 1000 Index Fund        1.68%        1.68%        1.83%
iShares Russell 1000 Growth           (4.28)%      (4.28)%      (4.08)%
  Index Fund
iShares Russell 1000 Value Index       8.06%        8.06%        8.26%
  Fund



                                                         Cumulative Total Returns
                                  =======================================================================
                                          YEAR ENDED 3/31/07               FIVE YEARS ENDED 3/31/07
                                  =================================== ===================================
FUND                                  NAV        MARKET      INDEX        NAV        MARKET      INDEX
--------------------------------- =========== =========== =========== =========== =========== ===========
iShares Russell 1000 Index Fund       11.67%      11.58%      11.84%      38.84%      38.99%      39.76%
iShares Russell 1000 Growth            6.84%       6.74%       7.06%      17.51%      17.67%      18.63%
  Index Fund
iShares Russell 1000 Value Index      16.63%      16.59%      16.83%      61.37%      61.51%      62.88%
  Fund

                                          Cumulative Total Returns
                                  =========================================
                                            INCEPTION TO 3/31/07*
                                  =========================================
FUND                                   NAV          MARKET        INDEX
--------------------------------- ============= ============= =============
iShares Russell 1000 Index Fund        12.16%        12.11%        13.26%
iShares Russell 1000 Growth           (25.91)%      (25.94)%      (24.83)%
  Index Fund
iShares Russell 1000 Value Index       70.21%        70.15%        72.32%
  Fund


--------

* Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). The first day of secondary market trading in shares of each Fund was 5/19/00, 5/26/00 and 5/26/00, respectively.


--------------------------------------------------------------------------------
     52
[GRAPHIC APPEARS HERE]

                      ISHARES RUSSELL MIDCAP INDEX FUNDS

                        PERFORMANCE AS OF MARCH 31, 2007



                                                     Average Annual Total Returns
                                  ===================================================================
                                         YEAR ENDED 3/31/07             FIVE YEARS ENDED 3/31/07
                                  ================================= =================================
FUND                                  NAV       MARKET      INDEX       NAV      MARKET      INDEX
--------------------------------- ========== =========== ========== ========== ========== ===========
iShares Russell Midcap Index Fund    11.56%      11.59%     11.79%     12.75%     12.75%      12.91%
iShares Russell Midcap Growth
Index
 Fund                                 6.66%       6.73%      6.90%      9.20%      9.21%       9.45%
iShares Russell Midcap Value         16.91%      16.88%     17.13%     15.03%     15.02%      15.22%
  Index Fund

                                     Average Annual Total Returns
                                  ===================================
                                         INCEPTION TO 3/31/07*
                                  ===================================
FUND                                  NAV        MARKET      INDEX
--------------------------------- =========== =========== ===========
iShares Russell Midcap Index Fund     11.67%      11.68%      11.85%
iShares Russell Midcap Growth
Index
 Fund                                  7.29%       7.30%       7.56%
iShares Russell Midcap Value          14.43%      14.42%      14.64%
  Index Fund



                                                        Cumulative Total Returns
                                  =====================================================================
                                         YEAR ENDED 3/31/07              FIVE YEARS ENDED 3/31/07
                                  ================================= ===================================
FUND                                  NAV       MARKET      INDEX       NAV        MARKET      INDEX
--------------------------------- ========== =========== ========== =========== =========== ===========
iShares Russell Midcap Index Fund    11.56%      11.59%     11.79%      82.19%      82.24%      83.47%
iShares Russell Midcap Growth
Index
 Fund                                 6.66%       6.73%      6.90%      55.29%      55.37%      57.05%
iShares Russell Midcap Value         16.91%      16.88%     17.13%     101.37%     101.29%     103.10%
  Index Fund

                                       Cumulative Total Returns
                                  ===================================
                                         INCEPTION TO 3/31/07*
                                  ===================================
FUND                                  NAV        MARKET      INDEX
--------------------------------- =========== =========== ===========
iShares Russell Midcap Index Fund     87.78%      87.81%      89.32%
iShares Russell Midcap Growth
Index
 Fund                                 49.44%      49.49%      51.48%
iShares Russell Midcap Value         115.76%     115.67%     117.87%
  Index Fund


--------

* Total returns for the periods since inception are calculated from the inception date of each Fund (7/17/01). The first day of secondary market trading in shares of the Fund was 7/20/01.

                      ISHARES RUSSELL MICROCAP INDEX FUND
                        PERFORMANCE AS OF MARCH 31, 2007



                      Average Annual Total Returns                       Cumulative Total Returns
======================================================================== =========================
             YEAR ENDED 3/31/07                  INCEPTION TO 3/31/07      INCEPTION TO 3/31/07*
============================================= ========================== =========================
             NAV              MARKET   INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
============================ ======== ======= ======== ======== ======== ======== ======== =======
  1.25%                       1.13%   2.21%   11.06%   10.91%   12.60%   18.72%   18.46%   21.34%


--------

* Total returns for the periods since inception are calculated from the inception date of the Fund (8/12/05). The first day of secondary market trading in shares of the Fund was 8/16/05.


--------------------------------------------------------------------------------
                                                                           53

Copies of the Prospectus, SAI, and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund's investments is available in the Fund's Annual or Semi-Annual reports to shareholders. In a Fund's Annual Report, you will find a discussion of the market conditions and investments strategies that significantly affected the Fund's performance during the last fiscal year.

If you have any questions about the Trust or shares of the Funds or you wish to obtain the SAI, Semi-Annual or Annual report free of charge, please:



     Call:         1-800-iShares
     (toll free)   1-800-474-2737
                   Monday through Friday
                   8:00 a.m. to 6:30 p.m. (Eastern Time)

     E-mail:       iSharesfunds@seic.com

     Write:        iShares Trust
                   c/o SEI Investments Distribution Co.
                   One Freedom Valley Drive
                   Oaks, PA 19456



Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC Washington, D.C. 20549-0102.


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT ANY FUND AND ITS SHARES NOT CONTAINED IN THIS PROSPECTUS AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION. READ AND KEEP THE PROSPECTUS FOR FUTURE REFERENCE.


                   Investment Company Act File No.: 811-09729

                           For more information visit
                              Our website or call
                         1-800-iShares (1-800-474-2737)
                                WWW.ISHARES.COM

BGI-F-029-08007


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                                                     iSHARES(Reg. TM) S&P SERIES
                                                     Prospectus - August 1, 2007

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


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iShares(Reg. TM)
iShares Trust

ISHARES TRUST (the "Trust") is a registered investment company that consists of over 100 separate investment portfolios called "Funds." This Prospectus relates to the following Funds:

     iShares S&P 100 Index Fund
     iShares S&P 500 Index Fund
     iShares S&P 500 Growth Index Fund
     iShares S&P 500 Value Index Fund
     iShares S&P MidCap 400 Index Fund
     iShares S&P MidCap 400 Growth Index Fund iShares S&P MidCap 400 Value Index Fund iShares S&P SmallCap 600 Index Fund iShares S&P SmallCap 600 Growth Index Fund iShares S&P SmallCap 600 Value Index Fund iShares S&P 1500 Index Fund iShares S&P Global 100 Index Fund iShares S&P Global Consumer Discretionary Sector Index Fund iShares S&P Global Consumer Staples Sector Index Fund iShares S&P Global Energy Sector Index Fund iShares S&P Global Financials Sector Index Fund iShares S&P Global Healthcare Sector Index Fund iShares S&P Global Industrials Sector Index Fund iShares S&P Global Materials Sector Index Fund iShares S&P Global Technology Sector Index Fund iShares S&P Global Telecommunications Sector Index Fund iShares S&P Global Utilities Sector Index Fund iShares S&P Europe 350 Index Fund iShares S&P Latin America 40 Index Fund iShares S&P/TOPIX 150 Index Fund iShares S&P U.S. Preferred Stock Index Fund

Each Fund issues and redeems shares at their net asset value ("NAV") only in blocks of 50,000 shares or multiples thereof ("Creation Units"). Only certain large institutional investors known as Authorized Participants may purchase or redeem Creation Units directly with a Fund at NAV. These transactions are usually in exchange for a basket of securities similar to a Fund's portfolio and an amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF EACH FUND ARE NOT REDEEMABLE SECURITIES. SHAREHOLDERS WHO ARE NOT AUTHORIZED PARTICIPANTS MAY NOT REDEEM SHARES DIRECTLY FROM A FUND AT NAV.

iShares(Reg. TM) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

                        PROSPECTUS DATED AUGUST 1, 2007

Table of Contents

"Standard & Poor's(Reg. TM)," "S&P(Reg. TM)," "S&P 500(Reg. TM)," "Standard & Poor's 500," "S&P 500(Reg. TM) Index," "S&P MidCap 400 Index," "S&P SmallCap 600 Index," "S&P 500/Citigroup Growth Index," "S&P 500/Citigroup Value Index," "S&P MidCap 400/Citigroup Growth Index," "S&P MidCap 400/Citigroup Value Index," "S&P SmallCap 600/Citigroup Growth Index," "S&P SmallCap 600/Citigroup Value Index," "S&P Composite 1500 Index," "S&P 100 Index," "S&P Global 100 Index," "S&P Global Consumer Discretionary Sector Index," "S&P Global Consumer Staples Sector Index," "S&P Global Energy Sector Index," "S&P Global Financials Sector Index," "S&P Global Healthcare Sector Index," "S&P Global Industrials Sector Index," "S&P Global Information Technology Sector Index," "S&P Global Materials Sector Index," "S&P Global Telecommunications Sector Index," "S&P Global Utilities Sector Index," "S&P Europe 350 Index," "S&P Latin America 40 Index," "S&P/TOPIX 150 Index" and "S&P U.S. Preferred Stock Index" are trademarks of The McGraw-Hill Companies, Inc. and are marks that have been licensed for use for certain purposes by BGI.



  Introduction ......................................................    1
  Investment Objectives of the Funds ................................    1
  Principal Investment Strategies of the Funds ......................    2
  Principal Risks of the Funds ......................................    4
  Portfolio Holdings Information ....................................    8
  Descriptions of the Funds .........................................    9
  iShares S&P 100 Index Fund ........................................    9
  iShares S&P 500 Index Fund ........................................   10
  iShares S&P 500 Growth Index Fund .................................   11
  iShares S&P 500 Value Index Fund ..................................   12
  iShares S&P MidCap 400 Index Fund .................................   13
  iShares S&P MidCap 400 Growth Index Fund ..........................   14
  iShares S&P MidCap 400 Value Index Fund ...........................   15
  iShares S&P SmallCap 600 Index Fund ...............................   16
  iShares S&P SmallCap 600 Growth Index Fund ........................   17
  iShares S&P SmallCap 600 Value Index Fund .........................   18
  iShares S&P 1500 Index Fund .......................................   19
  iShares S&P Global 100 Index Fund .................................   20
  iShares S&P Global Consumer Discretionary Sector Index Fund .......   21
  iShares S&P Global Consumer Staples Sector Index Fund .............   22
  iShares S&P Global Energy Sector Index Fund .......................   23
  iShares S&P Global Financials Sector Index Fund ...................   24
  iShares S&P Global Healthcare Sector Index Fund ...................   25
  iShares S&P Global Industrials Sector Index Fund ..................   26
  iShares S&P Global Materials Sector Index Fund ....................   27
  iShares S&P Global Technology Sector Index Fund ...................   28
  iShares S&P Global Telecommunications Sector Index Fund ...........   29
  iShares S&P Global Utilities Sector Index Fund ....................   30
  iShares S&P Europe 350 Index Fund .................................   31
  iShares S&P Latin America 40 Index Fund ...........................   32
  iShares S&P/TOPIX 150 Index Fund ..................................   33
  iShares S&P U.S. Preferred Stock Index Fund .......................   34
  Performance Information ...........................................   36


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Table of Contents



  Fees and Expenses .................................................   46
  Management ........................................................   48
  Shareholder Information ...........................................   50
  Distribution ......................................................   57
  Financial Highlights ..............................................   58
  Index Provider ....................................................   72
  Disclaimers .......................................................   73
  Supplemental Information ..........................................   75


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                                                                              ii
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Introduction
This Prospectus contains important information about investing in the Funds. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Funds is available at www.iShares.com.

Barclays Global Fund Advisors ("BGFA") is the investment adviser to the Funds. BGFA is a subsidiary of BGI. The shares of each Fund are listed and trade at market prices on a national securities exchange such as the American Stock Exchange ("AMEX"), the Chicago Board Options Exchange ("CBOE"), the New York Stock Exchange ("NYSE") or the NYSE Arca, Inc ("NYSE Arca"). The market price for a share of a Fund may be different from the Fund's most recent NAV per share. Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund is an exchange traded fund (commonly referred to as an "ETF"). ETFs are funds that trade like other publicly-traded securities and are designed to track an index. Similar to shares of an index mutual fund, each share of a Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, only Authorized Participants may purchase or redeem shares directly from the Funds at NAV. Also, unlike shares of a mutual fund, the shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Each Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Funds are designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund should not constitute a complete investment program.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BGFA or any of its affiliates.

Investment Objectives of the Funds
Each Fund is an "index fund" that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index"). Except for the iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares SmallCap 600 Growth Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Healthcare Index Fund, iShares S&P Global Technology Index Fund, iShares S&P Europe 350 Index Fund, and iShares S&P Latin America 40 Index Fund, each Fund's investment objective and its Underlying Index may be changed without shareholder approval.

Each of the Underlying Indexes is sponsored by an organization (the "Index Provider") that is independent of the Funds and BGFA. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. Each Fund's Index Provider is set forth below:



FUND                                               INDEX PROVIDER
---------------------------------  ---------------------------------------------
iShares S&P 100 Index Fund         Standard & Poor's (a division of The McGraw-
                                           Hill Companies, Inc.) ("S&P")
iShares S&P 500 Index Fund                              S&P
iShares S&P 500 Growth Index Fund                       S&P
iShares S&P 500 Value Index Fund                        S&P
iShares S&P MidCap 400 Index Fund                       S&P
iShares S&P MidCap 400 Growth                           S&P
  Index Fund


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                                                                             1

FUND                                INDEX PROVIDER
---------------------------------  ---------------
iShares S&P MidCap 400 Value             S&P
  Index Fund
iShares S&P SmallCap 600 Index           S&P
  Fund
iShares S&P SmallCap 600 Growth          S&P
  Index Fund
iShares S&P SmallCap 600 Value           S&P
  Index Fund
iShares S&P 1500 Index Fund              S&P
iShares S&P Global 100 Index Fund        S&P
iShares S&P Global Consumer              S&P
  Discretionary Sector
 Index Fund
iShares S&P Global Consumer              S&P
  Staples Sector Index
 Fund
iShares S&P Global Energy Sector         S&P
  Index Fund
iShares S&P Global Financials            S&P
  Sector Index Fund
iShares S&P Global Healthcare            S&P
  Sector Index Fund
iShares S&P Global Industrials           S&P
  Sector Index Fund
iShares S&P Global Materials             S&P
  Sector Index Fund
iShares S&P Global Technology            S&P
  Sector Index Fund
iShares S&P Global                       S&P
  Telecommunications Sector Index
 Fund
iShares S&P Global Utilities             S&P
  Sector Index Fund
iShares S&P Europe 350 Index Fund        S&P
iShares S&P Latin America 40             S&P
  Index Fund
iShares S&P/TOPIX 150 Index Fund         S&P
iShares S&P U.S. Preferred Stock         S&P
  Index Fund



Additional information regarding the Index Provider is provided in the INDEX PROVIDER section of this Prospectus.

Principal Investment Strategies of the Funds
The principal investment strategies common to each of the Funds are described below. Additional information regarding each Fund's principal investment strategies is provided in the DESCRIPTIONS OF THE FUNDS section of this Prospectus.

BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the indexes they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing eliminates the chance that a Fund may substantially outperform its Underlying Index, but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund generally will invest at least 90% of its assets in the securities of its Underlying Index or in American Depositary Receipts ("ADRs"), or other depositary receipts representing securities in the Underlying Index. A Fund may invest the remainder of its assets in securities not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). A Fund also may invest its other assets in futures contracts, options on futures contracts, options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.


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     2
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BGFA uses a representative sampling indexing strategy to manage the Funds as described below.

Representative Sampling
"Representative sampling" is an indexing strategy that involves investing in a representative sample of the securities included in the relevant Underlying Index that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the relevant Underlying Index. A Fund may or may not hold all of the securities that are included in the relevant Underlying Index.


Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances and differences between a Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Funds but not to the Underlying Indexes) or representative sampling.

BGFA expects that, over time, the correlation between a Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A correlation percentage of 100% would indicate perfect correlation. The difference between 100% correlation and a Fund's actual correlation with its Underlying Index is called "tracking error." The Funds' use of a representative sampling indexing strategy can be expected to result in greater tracking error than if the Funds used a replication indexing strategy. "Replication" is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

Industry Concentration Policy
A Fund will concentrate its investments (I.E., hold 25% or more of its total assets) in a particular industry or group of industries only to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.


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                                                                             3

Principal Risks of the Funds
Each Fund may be subject to the principal risks noted below, as well as those specifically identified in the DESCRIPTIONS OF THE FUNDS section of this Prospectus. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and its ability to meet its investment objective. Below is a table that identifies the risks described in this section that are applicable to a particular Fund:



                                                                                              LEGAL
                                                                                           ENFORCEMENT
                                                                                               OF
                                    ASSET                       FOREIGN                    SHAREHOLDER
                                    CLASS    CONCENTRATION    INVESTMENTS    GEOGRAPHIC      RIGHTS
FUND                                 RISK         RISK            RISK          RISK          RISK
iShares S&P 100 Index Fund            .
iShares S&P 500 Index Fund            .
iShares S&P 500 Growth Index Fund     .
iShares S&P 500 Value Index Fund      .
iShares S&P MidCap 400 Index Fund     .            .
iShares S&P MidCap 400 Growth         .            .
  Index Fund
iShares S&P MidCap 400 Value          .            .
  Index Fund
iShares S&P SmallCap 600 Index        .            .
  Fund
iShares S&P SmallCap 600 Growth       .            .
  Index Fund
iShares S&P SmallCap 600 Value        .            .
  Index Fund
iShares S&P 1500 Index Fund           .
iShares S&P Global 100 Index Fund     .            .               .              .             .
iShares S&P Global Consumer
Discretionary Sector
  Index Fund                          .            .               .              .             .
iShares S&P Global Consumer
Staples Sector Index
  Fund                                .            .               .              .             .
iShares S&P Global Energy Sector      .            .               .              .             .
  Index Fund
iShares S&P Global Financials         .            .               .              .             .
  Sector Index Fund
iShares S&P Global Healthcare         .            .               .              .             .
  Sector Index Fund
iShares S&P Global Industrials        .            .               .              .             .
  Sector Index Fund
iShares S&P Global Materials          .            .               .              .             .
  Sector Index Fund
iShares S&P Global Technology         .            .               .              .             .
  Sector Index Fund
iShares S&P Global
Telecommunications Sector
  Index Fund                          .            .               .              .             .
iShares S&P Global Utilities          .            .               .              .             .
  Sector Index Fund
iShares S&P Europe 350 Index Fund     .            .               .              .             .
iShares S&P Latin America 40          .            .               .              .             .
  Index Fund
iShares S&P/TOPIX 150 Index Fund      .            .               .              .             .
iShares S&P U.S. Preferred Stock      .            .
  Index Fund


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     4
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                                                                 SECONDARY
                        MARKET         NON-          PASSIVE       MARKET               TRACKING               ADDITIONAL
 MANAGEMENT   MARKET   TRADING   DIVERSIFICATION   INVESTMENTS    TRADING    SECURITY     ERROR    VALUATION   PRINCIPAL
    RISK       RISK     RISKS          RISK            RISK         RISK       RISK       RISK        RISK       RISKS*
      .          .        .             .               .            .                      .
      .          .        .                             .            .                      .
      .          .        .             .               .            .                      .                      .
      .          .        .                             .            .                      .                      .
      .          .        .                             .            .                      .                      .
      .          .        .                             .            .                      .                      .
      .          .        .                             .            .                      .                      .
      .          .        .                             .            .                      .                      .
      .          .        .                             .            .                      .                      .
      .          .        .                             .            .                      .                      .
      .          .        .                             .            .                      .                      .
      .          .        .             .               .            .           .          .          .

      .          .        .             .               .            .           .          .          .           .

      .          .        .             .               .            .           .          .          .           .
      .          .        .             .               .            .           .          .          .           .
      .          .        .             .               .            .           .          .          .           .
      .          .        .             .               .            .           .          .          .           .
      .          .        .             .               .            .           .          .          .           .
      .          .        .             .               .            .           .          .          .           .
      .          .        .             .               .            .           .          .          .           .

      .          .        .             .               .            .           .          .          .           .
      .          .        .             .               .            .           .          .          .           .
      .          .        .                             .            .           .          .          .
      .          .        .             .               .            .           .          .          .
      .          .        .             .               .            .           .          .          .
      .          .        .             .               .            .                      .                      .



* Funds identified in this column are subject to additional principal risks that are described in the DESCRIPTIONS OF THE FUNDS section applicable to that Fund.

Asset Class Risk
The securities in the Underlying Index or a Fund's portfolio may underperform the returns of other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors. Different types of securities or indexes tend to go through cycles of outperformance and underperformance in comparison to the general securities markets.

Concentration Risk
If the Underlying Index or a Fund's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the


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                                                                             5
performance of those securities and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class. An investment in a Fund should not constitute a complete investment program.

Foreign Investment Risks
Investments in the securities of non-U.S. issuers are subject to the risks of investing in the markets of issuers' countries, including market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in stock prices. As a result of investing in foreign securities, a Fund may be subject to the risks listed and described below. These risks may decrease the value of your investment.

[ ]  Less liquid and less efficient securities markets;

[ ]  Greater price volatility;

[ ]  Exchange rate fluctuations and exchange controls;

[ ]  Less publicly available information about issuers;

[ ]  Imposition of withholding or other taxes;

[ ] Imposition of restrictions on the expatriation of funds or other assets of the Fund;

[ ] Higher transaction and custody costs and delays in attendant settlement procedures;

[ ]  Difficulties in enforcing contractual obligations;

[ ]  Lesser levels of regulation of the securities markets;

[ ]  Different accounting, disclosure and reporting requirements;

[ ]  More substantial government involvement in the economy;

[ ]  Higher rates of inflation; and

[ ] Greater social, economic and political uncertainty and the risk of nationalization or expropriation of assets and risk of war.

Each Fund's NAV is determined on the basis of U.S. dollars. You may lose money on your investment in the Funds that hold foreign investments if the local currency value of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds' holdings goes up.

Since foreign exchanges are open on days when the Funds do not price its shares, the value of the securities in the portfolios may change on days when shareholders will not be able to purchase or sell the shares.

Geographic Risk
Some countries in which a Fund invests are located in parts of the world prone to natural disasters, such as earthquakes, volcanoes or tsunamis, or are economically sensitive to environmental events. Any such event could cause a significant impact on their respective economies and investments in these countries.

Legal Enforcement of Shareholder Rights Risk
In countries other than the U.S., legal principles relating to corporate affairs and the validity of corporate procedures, directors' fiduciary duties and liabilities and stockholders' rights may differ from those that may apply in the U.S. Stockholders' rights under the laws of other nations may not be as extensive as those that exist under the laws of the U.S. A Fund may therefore have more difficulty asserting its rights as a stockholder of a non-U.S. company in which it invests than it would as a stockholder of a comparable U.S. company.


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     6
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Management Risk
Each Fund may be subject to management risk because each Fund does not fully replicate its Underlying Index and may hold securities that are not included in its Underlying Index. Management risk is the risk that BGFA's investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Each Fund is managed in a manner that seeks to track the Fund's Underlying Index, and is therefore subject to passive investments risk, which is described below.


Market Risk

Each Fund's NAV will react to securities market movements. You could lose money over short periods due to fluctuation in the Fund's NAV in response to market movements, and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions or economic trends or events which are not specifically related to a company or to factors which affect a particular industry or industries. During a general economic downturn in the securities markets, multiple assets classes may be negatively affected.

Market Trading Risks
ABSENCE OF ACTIVE MARKET

      Although shares of each of the Funds are listed for trading on a national securities exchange, there can be no assurance that an active trading market for such shares will develop or be maintained.


LACK OF MARKET LIQUIDITY

      Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.


SHARES OF EACH FUND WILL TRADE AT PRICES OTHER THAN NAV

      Shares of each Fund trade on exchanges at prices at, above or below their most recent prior NAV. The per share NAV of each Fund is calculated at the end of each business day and fluctuates with changes in the market value of such Fund's holdings since the most recent prior calculation. The trading prices of a Fund's shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of a Fund's shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS MAY LEAD TO A FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, given that shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that a Fund's shares normally will trade on exchanges at prices close to the Fund's next calculated NAV, exchange prices are not expected to correlate exactly with a Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, then the shareholder may sustain losses.

COSTS OF BUYING OR SELLING FUND SHARES

      Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will incur a brokerage commission


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                                                                             7
      or other charges imposed by brokers as determined by that broker. In addition, you will also incur the cost of the "spread" - that is, the difference between what professional investors are willing to pay for Fund shares (the "bid" price) and the price at which they are willing to sell Fund shares (the "ask" price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Non-Diversification Risk

Certain of the Funds are classified as "non-diversified." A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Passive Investments Risk
The Funds are not actively managed. Each Fund may be affected by a general decline in the stock market segments or foreign market segments relating to its Underlying Index. Each Fund invests in the securities included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Secondary Market Trading Risk
Shares of a Fund may trade in the secondary market on days when the Funds do not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Funds accept purchase and redemption orders.

Security Risk
Some national economies have experienced acts of terrorism or have strained international relations due to territorial disputes, historical animosities or other defense concerns. These situations may cause uncertainty in the markets of developed nations and may affect the performance of their economies.


Tracking Error Risk

Imperfect correlation between a Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause a Fund's performance to diverge from the performance of its Underlying Index. This is called "tracking error." Tracking error also may result because a Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

Valuation Risk
Because foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund's portfolio may change on days when shareholders will not be able to purchase or sell a Fund's shares.

Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' combined Statement of Additional Information ("SAI"). The top holdings of each Fund can be found at www.iShares.com. Fund fact sheets provide information regarding each Fund's top holdings and may be requested by calling 1-800-iShares (1-800-474-2737).


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     8
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Descriptions of the Funds


iShares S&P 100 Index Fund
CUSIP: 464287101
TRADING SYMBOL: OEF

UNDERLYING INDEX: S&P 100 Index
-------------------------------


Investment Objective

The iShares S&P 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 100 Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the large capitalization sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of blue chip stocks from diverse industries in the S&P 500 Index. As of the close of business on May 31, 2007, the Underlying Index represented approximately 45% of the market capitalization of listed U.S. equities.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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                                                                             9
iShares S&P 500 Index Fund
CUSIP: 464287200
TRADING SYMBOL: IVV

UNDERLYING INDEX: S&P 500 Index
-------------------------------


Investment Objective


The iShares S&P 500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the large-capitalization sector of the U.S. equity market. As of the close of business on May 31, 2007, the Underlying Index included approximately 79% of the market capitalization of all publicly traded U.S. equity securities. The component stocks are weighted according to the float-adjusted market value of their outstanding shares.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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iShares S&P 500 Growth Index Fund
CUSIP: 464287309
TRADING SYMBOL: IVW
UNDERLYING INDEX: S&P 500/Citigroup Growth Index
------------------------------------------------


Investment Objective

The iShares S&P 500 Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/Citigroup Growth Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the large capitalization growth sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of those companies exhibiting the strongest growth characteristics in the S&P 500 Index, representing approximately 48% of the market capitalization of the S&P 500 Index.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risk listed below:


[ ] Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

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                                                                           11
iShares S&P 500 Value Index Fund
CUSIP: 464287408
TRADING SYMBOL: IVE
UNDERLYING INDEX: S&P 500/Citigroup Value Index
-----------------------------------------------


Investment Objective

The iShares S&P 500 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/Citigroup Value Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the large capitalization value sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of those stocks exhibiting the strongest value characteristics in the S&P 500 Index, representing approximately 52% of the market capitalization of the S&P 500 Index.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risk listed below:


[ ] Value stocks may be undervalued for long periods of time and may not ever realize their potential full value.

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iShares S&P MidCap 400 Index Fund

CUSIP: 464287507
TRADING SYMBOL: IJH

UNDERLYING INDEX: S&P MidCap 400 Index
--------------------------------------


Investment Objective

The iShares S&P MidCap 400 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the mid-capitalization sector of the U.S. equity market. As of the close of business on May 31, 2007, the Underlying Index included approximately 7% of the market capitalization of all U.S. equity securities. The stocks in the Underlying Index have a market capitalization between $1.5 billion and $5.5 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The stock prices of mid-capitalization companies may be more volatile than those of larger capitalization companies and thus the Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.

[ ] The stock prices of mid-capitalization companies typically are more vulnerable than large-capitalization stocks to adverse business or economic developments.

[ ] Mid-capitalization companies generally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

[ ] The stocks of mid-capitalization companies may be thinly traded and thus may be difficult for the Fund to buy and sell.


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                                                                           13
iShares S&P MidCap 400 Growth Index Fund
CUSIP: 464287606
TRADING SYMBOL: IJK
UNDERLYING INDEX: S&P MidCap 400/Citigroup Growth Index
-------------------------------------------------------


Investment Objective

The iShares S&P MidCap 400 Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Growth Index (the "Underlying Index").

The Underlying Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 400 Index and consists of those companies exhibiting the strongest growth characteristics within the S&P 400 Index, representing approximately 50% of the market capitalization of the S&P 400 Index. The Underlying Index consists of stocks from a broad range of industries.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The stock prices of mid-capitalization companies may be more volatile than those of larger capitalization companies and thus the Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.

[ ] The stock prices of mid-capitalization companies typically are more vulnerable than large-capitalization stocks to adverse business or economic developments.

[ ] Mid-capitalization companies generally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

[ ] The stocks of mid-capitalization companies may be thinly traded and thus may be difficult for the Fund to buy and sell.


[ ] Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

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iShares S&P MidCap 400 Value Index Fund
CUSIP: 464287705
TRADING SYMBOL: IJJ
UNDERLYING INDEX: S&P MidCap 400/Citigroup Value Index
------------------------------------------------------


Investment Objective

The iShares S&P MidCap 400 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Value Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the S&P 400 Index and consists of those companies exhibiting the strongest value characteristics within the S&P 400 Index, representing approximately 50% of the market capitalization of the S&P MidCap 400 Index. The Underlying Index consists of stocks from a broad range of industries.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The stock prices of mid-capitalization companies may be more volatile than those of larger capitalization companies and thus the Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.

[ ] The stock prices of mid-capitalization companies typically are more vulnerable than large-capitalization stocks to adverse business or economic developments.

[ ] Mid-capitalization companies generally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

[ ] The stocks of mid-capitalization companies may be thinly traded and thus may be difficult for the Fund to buy and sell.


[ ] Value stocks may be undervalued for long periods of time and may not ever realize their potential full value.

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                                                                           15
iShares S&P SmallCap 600 Index Fund
CUSIP: 464287804
TRADING SYMBOL: IJR

UNDERLYING INDEX: S&P SmallCap 600 Index
----------------------------------------


Investment Objective

The iShares S&P SmallCap 600 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the small-capitalization sector of the U.S. equity market. As of the close of business on May 31, 2007, the Underlying Index included approximately 4% of the market capitalization of all U.S. equity securities. The stocks in the Underlying Index have a market capitalization between $300 million and $2 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The stock prices of small capitalization companies may be more volatile than those of larger companies and thus the Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.


[ ] Small capitalization companies may be less financially secure than larger, more established companies.


[ ] Small capitalization companies may depend on a small number of key personnel and thus are more vulnerable to loss of personnel.

[ ] Small capitalization companies generally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

[ ] The stocks of small capitalization companies may be thinly traded and thus may be difficult for the Fund to buy and sell.


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     16
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iShares S&P SmallCap 600 Growth Index Fund
CUSIP: 464287887
TRADING SYMBOL: IJT
UNDERLYING INDEX: S&P SmallCap 600/Citigroup Growth Index
---------------------------------------------------------


Investment Objective

The iShares S&P SmallCap 600 Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/Citigroup Growth Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the small capitalization growth sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies exhibiting the strongest growth characteristics within the S&P 600 Index, representing approximately 47% of the market capitalization of the S&P SmallCap 600 Index.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The stock prices of small capitalization companies may be more volatile than those of larger companies and thus the Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.


[ ] Small capitalization companies may be less financially secure than larger, more established companies.


[ ] Small capitalization companies may depend on a small number of key personnel and thus are more vulnerable to loss of personnel.

[ ] Small capitalization companies generally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

[ ] The stocks of small capitalization companies may be thinly traded and thus may be difficult for the Fund to buy and sell.


[ ] Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

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                                                                           17
iShares S&P SmallCap 600 Value Index Fund
CUSIP: 464287879
TRADING SYMBOL: IJS
UNDERLYING INDEX: S&P SmallCap 600/Citigroup Value Index
--------------------------------------------------------


Investment Objective

The iShares S&P SmallCap 600 Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/Citigroup Value Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the small capitalization value sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies exhibiting the strongest value characteristics in the S&P SmallCap 600 Index, representing approximately 53% of the market capitalization of the S&P SmallCap 600 Index.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The stock prices of small capitalization companies may be more volatile than those of larger companies and thus the Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.


[ ] Small capitalization companies may be less financially secure than larger, more established companies.


[ ] Small capitalization companies may depend on a small number of key personnel and thus are more vulnerable to loss of personnel.

[ ] Small capitalization companies generally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.

[ ] The stocks of small capitalization companies may be thinly traded and thus may be difficult for the Fund to buy and sell.


[ ] Value stocks may be undervalued for long periods of time and may not ever realize their potential full value.

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iShares S&P 1500 Index Fund
CUSIP: 464287150
TRADING SYMBOL: ISI

UNDERLYING INDEX: S&P Composite 1500 Index
------------------------------------------


Investment Objective

The iShares S&P 1500 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Composite 1500 Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index is comprised of the S&P 500, MidCap 400, and SmallCap 600 Indexes, which together represent approximately 90% of the total U.S. equity market. The securities in the Underlying Index are weighted based on the total market value of their outstanding shares. Securities with higher total market values have a larger representation in the Underlying Index. The S&P 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. As of May 31, 2007, the S&P 500 Index included 79% of the market capitalization of all U.S. equity securities. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market. The securities in the S&P MidCap 400 Index have a market capitalization of between $1.5 billion and $5.5 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The S&P SmallCap 600 Index measures the performance of publicly-traded securities in the small-capitalization sector of the U.S. equity market.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The stock prices of small and mid-capitalization companies may be more volatile than those of larger capitalization companies and thus the Fund's share price may increase or decrease by a greater percentage than those of funds that invest in stocks issued by larger capitalization companies.

[ ] The stock prices of small and mid-capitalization companies typically are more vulnerable than large-capitalization stocks to adverse business or economic developments.

[ ] Small and mid-capitalization companies generally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.

[ ] The stocks of small and mid-capitalization companies may be thinly traded and thus may be difficult for the Fund to buy and sell.

[ ] Small capitalization companies may be less financially secure than larger, more established companies.

[ ] Small capitalization companies may depend on a small number of key personnel and thus are more vulnerable to loss of personnel.


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                                                                           19
iShares S&P Global 100 Index Fund

CUSIP: 464287572
TRADING SYMBOL: IOO

UNDERLYING INDEX: S&P Global 100 Index
--------------------------------------


Investment Objective

The iShares S&P Global 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 100 Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index is designed to measure the performance of 100 large cap global companies. These companies are highly liquid and represent some of the largest multinational businesses in the world. It is a subset of the S&P Global 1200 Index and contains 100 common stocks, screened for sector representation, liquidity and size. The market capitalization of constituent companies is adjusted to reflect only those shares that are available to foreign investors.

As of the close of business on May 31, 2007, the Underlying Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Finland, France, Germany, Italy, Japan, Korea, Netherlands, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


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     20
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iShares S&P Global Consumer Discretionary Sector Index Fund
CUSIP: 464288745
TRADING SYMBOL: RXI
UNDERLYING INDEX: S&P Global Consumer Discretionary Sector Index
----------------------------------------------------------------

Investment Objective
The iShares S&P Global Consumer Discretionary Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Discretionary Sector Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of companies that S&P deems to be part of the consumer discretionary sector of the economy and that S&P believes are important to global markets. It is a subset of the S&P Global 1200 Index. Component companies include manufacturing and service companies. As of the close of business on May 31, 2007, the Underlying Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Chil-, France, Germany, Hong Kong, Italy, Japan, Korea, Mexico, Netherlands, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The success of consumer product manufacturers and retailers are tied closely to the performance of the domestic and international economy, interest rates, currency exchange rates, competition and consumer confidence.

[ ] The success of companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending.

[ ] Companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their profitability.

[ ] Changes in demographics and consumer preferences may affect the success of consumer products.


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                                                                           21
iShares S&P Global Consumer Staples Sector Index Fund
CUSIP: 464288737
TRADING SYMBOL: KXI
UNDERLYING INDEX: S&P Global Consumer Staples Sector Index
----------------------------------------------------------

Investment Objective
The iShares S&P Global Consumer Staples Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Staples Sector Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of companies that S&P deems to be part of the consumer staples sector of the economy and that S&P believes are important to global markets. It is a subset of the S&P Global 1200 Index. Component companies include manufacturers and distributors of food, producers of non-durable household goods, and food and drug retailing companies. As of the close of business on May 31, 2007, the Underlying Index was comprised of stocks of companies in the following countries: Australia, Belgium, Brazil, Canada, Chil-, France, Germany, Japan, Korea, Mexico, Netherlands, Spain, Sweden, Switzerland, United Kingdom and the United States.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] Governmental regulation affecting the permissibility of using various food additives and production methods may affect the profitability of companies in the consumer goods sector.

[ ] Tobacco companies may be adversely affected by new laws, regulations and litigation.

[ ] The sales of consumer goods may be strongly affected by fads, marketing campaigns and other factors affecting consumer demand.


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     22
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iShares S&P Global Energy Sector Index Fund

CUSIP: 464287341
TRADING SYMBOL: IXC

UNDERLYING INDEX: S&P Global Energy Sector Index
------------------------------------------------


Investment Objective

The iShares S&P Global Energy Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Energy Sector Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of companies that S&P deems to be part of the energy sector of the economy and that S&P believes are important to global markets. It is a subset of the S&P Global 1200 Index. Component companies include oil equipment and services, oil exploration and production, and oil refineries. As of the close of business on May 31, 2007, the Underlying Index was comprised of stocks of companies in the following countries:
Argentina, Australia, Austria, Brazil, Canada, France, Hong Kong, Italy, Japan, Netherlands, Norway, Spain the United Kingdom and the United States.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:


[ ] The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending.

[ ] Companies in the energy sector may be adversely affected by changes in exchange rates.

[ ] Companies in the energy sector may be adversely affected by government regulation, world events and economic conditions.

[ ] Companies in the energy sector may be at risk for environmental damage claims.

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                                                                           23
iShares S&P Global Financials Sector Index Fund
CUSIP: 464287333
TRADING SYMBOL: IXG

UNDERLYING INDEX: S&P Global Financials Sector Index
----------------------------------------------------


Investment Objective

The iShares S&P Global Financials Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Financials Sector Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of companies that S&P deems to be part of the financial sector of the economy and that S&P believes are important to global markets. It is a subset of the S&P Global 1200 Index. Component companies include major banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations, and securities brokers. As of the close of business on May 31, 2007, the Underlying Index was comprised of stocks of companies in the following countries: Argentina, Australia, Belgium, Brazil, Canada, Chil-, Denmark, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Korea, Netherlands, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan, the United Kingdom and the United States.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:


[ ] Companies in the financial sector are subject to extensive governmental regulation which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain.

[ ] The profitability of companies in the financial sector may be adversely affected by increases in interest rates.


[ ] The profitability of companies in the financial sector may be adversely affected by loan losses, which usually increase in economic downturns.

[ ] Insurance companies may be subject to severe price competition, which may have an adverse impact on their profitability.


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     24
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iShares S&P Global Healthcare Sector Index Fund

CUSIP: 464287325
TRADING SYMBOL: IXJ

UNDERLYING INDEX: S&P Global Healthcare Sector Index
----------------------------------------------------


Investment Objective

The iShares S&P Global Healthcare Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Healthcare Sector Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of companies that S&P deems to be a part of the healthcare sector of the economy and that S&P believes are important to global markets. It is a subset of the S&P Global 1200 Index. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. As of the close of business on May 31, 2007, the Underlying Index was comprised of stocks of companies in the following countries:
Australia, Belgium, Canada, Denmark, France, Germany, Ireland, Japan, Switzerland, the United Kingdom and the United States.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, and an increased emphasis on outpatient services.

[ ] Many healthcare companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies.

[ ] Many healthcare companies are subject to extensive litigation based on product liability and similar claims.

[ ] Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting.

[ ] The profitability of some healthcare companies may be dependent on a relatively limited number of products. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments.

[ ] Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly.


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                                                                           25
iShares S&P Global Industrials Sector Index Fund
CUSIP: 464288729
TRADING SYMBOL: EXI
UNDERLYING INDEX: S&P Global Industrials Sector Index
-----------------------------------------------------

Investment Objective
The iShares S&P Global Industrials Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Industrials Sector Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of companies that S&P deems to be part of the industrials sector of the economy and that S&P believes are important to global markets. It is a subset of the S&P Global 1200 Index. Component companies include manufacturers and distributors of capital goods, providers of commercial services and supplies, and transportation service providers. As of the close of business on May 31, 2007, the Underlying Index was comprised of stocks of companies in the following countries: Australia, Brazil, Canada, Chil-, Denmark, France, Germany, Hong Kong, Ireland, Italy, Japan, Korea, Mexico, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] The stock prices of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrial sector products in general.

[ ] The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction.

[ ] Government regulation, world events and economic conditions affect the performance of companies in the industrials sector.

[ ] Companies in the industrials sector are at risk for environmental damage and product liability claims.

[ ] Companies in the industrials sector may be adversely affected by changes in exchange rates.


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     26
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iShares S&P Global Materials Sector Index Fund
CUSIP: 464288695
TRADING SYMBOL: MXI
UNDERLYING INDEX: S&P Global Materials Sector Index
---------------------------------------------------

Investment Objective
The iShares S&P Global Materials Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Materials Sector Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of companies that S&P deems to be part of the materials sector of the economy and that S&P believes are important to global markets. It is a subset of the S&P Global 1200 Index. Component companies include those companies engaged in a wide variety of commodity-related manufacturing. As of the close of business on May 31, 2007, the Underlying Index was comprised of stocks of companies in the following countries: Australia, Belgium, Brazil, Canada, Chil-, Finland, France, Germany, Ireland, Japan, Korea, Luxembourg, Mexico, Netherlands, Portugal, Spain, Sweden, Switzerland, Taiwan, United Kingdom and the United States.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] Companies in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition.

[ ] Production of materials often exceeds demand as a result of over-building or economic downturns, leading to poor investment returns.

[ ] Companies in the materials sector are at risk for environmental damage and product liability claims.

[ ] Companies in the materials sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

[ ] Companies in the materials sector may be adversely affected by changes in exchange rates.


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                                                                           27
iShares S&P Global Technology Sector Index Fund
CUSIP: 464287291
TRADING SYMBOL: IXN

UNDERLYING INDEX: S&P Global Information Technology Sector Index
----------------------------------------------------------------


Investment Objective

The iShares S&P Global Technology Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Information Technology Sector Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of companies that S&P deems to be part of the information technology sector of the economy and that S&P believes are important to global markets. It is a subset of the S&P Global 1200 Index. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. As of the close of business on May 31, 2007, the Underlying Index was comprised of stocks of companies in the following countries: Canada, Finland, France, Germany, Italy, Japan, Korea, Netherlands, Spain, Sweden, Taiwan, the United Kingdom and the United States.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:


[ ] Technology companies face intense competition, both domestically and internationally, which may have an adverse affect on profit margins.

[ ] The products of technology companies may face product obsolescence or relatively short product life cycles due to rapid technological developments and frequent new product introduction.

[ ] Technology companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

[ ] Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

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iShares S&P Global Telecommunications Sector Index Fund

CUSIP: 464287275
TRADING SYMBOL: IXP

UNDERLYING INDEX: S&P Global Telecommunications Sector Index
------------------------------------------------------------


Investment Objective

The iShares S&P Global Telecommunications Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Telecommunications Sector Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of companies that S&P deems to be part of the telecommunications sector of the economy and that S&P believes are important to global markets. It is a subset of the S&P Global 1200 Index. Component companies include diversified communication carriers and wireless communications companies. As of the close of business on May 31, 2007, the Underlying Index was comprised of stocks of companies in the following countries: Australia, Brazil, Canada, Chil-, Denmark, France, Germany, Greece, Hong Kong, Italy, Japan, Korea, Mexico, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:


[ ] The domestic telecommunications market is characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities.

[ ] Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

[ ] Technological innovations may make the products and services of telecommunications companies obsolete.

--------------------------------------------------------------------------------
                                                                           29
iShares S&P Global Utilities Sector Index Fund
CUSIP: 464288711
TRADING SYMBOL: JXI
UNDERLYING INDEX: S&P Global Utilities Sector Index
---------------------------------------------------

Investment Objective
The iShares S&P Global Utilities Sector Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Utilities Sector Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of companies that S&P deems to be part of the utilities sector of the economy and that S&P believes are important to global markets. It is a subset of the S&P Global 1200 Index. Component companies include providers of electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power. As of the close of business on May 31, 2007, the Underlying Index was comprised of stocks of companies in the following countries: Australia, Brazil, Canada, Chil-, Finland, France, Germany, Hong Kong, Italy, Japan, Portugal, Spain, United Kingdom and the United States.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] Companies in the utilities sector may be adversely affected by changes in exchange rates.

[ ] Utilities companies face intense competition, both domestically and internationally, which may have an adverse affect on profit margins.

[ ] The rates charged by regulated utility companies are subject to review and limitation by governmental regulatory commissions.

[ ] The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

[ ] As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, utilities may engage in riskier ventures.

[ ] Deregulation is subjecting utility companies to greater competition and may adversely affect profitability.


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     30
[GRAPHIC APPEARS HERE]
iShares S&P Europe 350 Index Fund

CUSIP: 464287861
TRADING SYMBOL: IEV

UNDERLYING INDEX: S&P Europe 350 Index
--------------------------------------


Investment Objective

The iShares S&P Europe 350 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Europe 350 Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The market capitalization of constituent companies is adjusted to reflect only those stocks that are available to foreign investors. The stocks in the Underlying Index are chosen for market size, liquidity, industry group representation and geographic diversity.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


--------------------------------------------------------------------------------
                                                                           31
iShares S&P Latin America 40 Index Fund

CUSIP: 464287390
TRADING SYMBOL: ILF

UNDERLYING INDEX: S&P Latin America 40 Index
--------------------------------------------


Investment Objective

The iShares S&P Latin America 40 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Latin America 40 Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index is comprised of selected equities trading on the exchanges of four Latin American countries. The Underlying Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina and Chil- are represented in the Underlying Index. The Fund uses a representative sampling strategy in seeking to track the Underlying Index. The Fund expects to invest in ADRs instead of directly holding stocks of companies from Argentina, Brazil and Chil-.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


--------------------------------------------------------------------------------
     32
[GRAPHIC APPEARS HERE]
iShares S&P/TOPIX 150 Index Fund
CUSIP: 464287382
TRADING SYMBOL: ITF

UNDERLYING INDEX: S&P/TOPIX 150 Index
-------------------------------------


Investment Objective

The iShares S&P/TOPIX 150 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TOPIX 150 Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index is comprised of approximately 70% of the market value of the Japanese equity market. The Underlying Index includes 150 highly liquid securities selected from each major sector of the Tokyo market.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus.


--------------------------------------------------------------------------------
                                                                           33
iShares S&P U.S. Preferred Stock Index Fund
CUSIP: 464288687
TRADING SYMBOL: PFF
UNDERLYING INDEX: S&P U.S. Preferred Stock Index
------------------------------------------------

Investment Objective
The iShares S&P U.S. Preferred Stock Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P U.S. Preferred Stock Index (the "Underlying Index").

Principal Investment Strategy
The Underlying Index measures the performance of a select group of preferred stocks listed on the NYSE, AMEX or the Nasdaq Stock Market, Inc. The Underlying Index does not seek to directly reflect the performance of the companies issuing the preferred stock. The Underlying Index includes preferred stocks with a market capitalization over $100 million that meet minimum price, liquidity, maturity and other requirements determined by the Index Provider. The Underlying Index excludes certain issues of preferred stock, such as those that are issued by special ventures (E.G., toll roads or dam operators) or structured products that are linked to indexes or other stocks. In general, preferred stock is a class of equity security that pays a specified dividend that must be paid before any dividends can be paid to common stockholders, and which takes precedence over common stock in the event of the company's liquidation. Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate. Additionally, preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance. The Underlying Index may include many different categories of preferred stock, such as floating-rate preferred stock, fixed-rate preferred stock, perpetual preferred stock, convertible preferred stock, trust preferred securities and various other traditional and hybrid issues of preferred stock.

Principal Risks
The Fund is subject to the risks identified as applicable to the Fund in the PRINCIPAL RISKS OF THE FUNDS section of this Prospectus. In addition, the Fund is subject to the risks listed below:

[ ] Because many preferred stocks pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates in a manner similar to bonds - that is, as interest rates rise, the value of the preferred stocks held by the Fund are likely to decline. To the extent that the Fund invests a substantial portion of its assets in fixed rate preferred stocks, rising interest rates may cause the value of the Fund's investments to decline significantly.

[ ] Because many preferred stocks allow holders to convert the preferred stock into common stock of the issuer, their market price can be sensitive to changes in the value of the issuer's common stock. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund's investments to decline.

[ ] There is a chance that the issuer of any of the Fund's holdings will have its ability to pay dividends deteriorate or will default (fail to make scheduled dividend payments on the preferred stock or scheduled interest payments on other obligations of the issuer not held by the Fund), which would negatively affect the value of any such holding.

[ ] Preferred stocks are subject to market volatility and the prices of preferred stocks will fluctuate based on market demand. Preferred stocks often have call features which allow the issuer to redeem the


--------------------------------------------------------------------------------
     34
[GRAPHIC APPEARS HERE]
     security at its discretion. If a preferred stock is redeemed by the issuer, it will be removed from the Underlying Index. The redemption of preferred stocks having a higher than average yield may cause a decrease in the yield of the Underlying Index and the Fund. Because the Underlying Index is rebalanced annually, the removal of a large number of preferred stocks during the year due to maturity, redemption, conversion or other corporate action may cause the Underlying Index to be periodically concentrated in a smaller number of issuers or in issuers of a particular sector or industry.

[ ] Unlike debt securities, dividend payments on a preferred stock typically must be declared by the issuer's board of directors. An issuer's board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred stock at any time. In the event an issuer of preferred stock experiences economic difficulties, the issuer's preferred stock may lose substantial value due to the reduced likelihood that the issuer's board of directors will declare a dividend and the fact that the preferred stock may be subordinated to other securities of the same issuer.


--------------------------------------------------------------------------------
                                                                           35

Performance Information
The bar charts and table that follow show how the Funds have performed in the past on a calendar year basis and provide an indication of the risks of investing in the Funds. Both assume that all dividends and distributions have been reinvested in the Funds. How the Funds have performed in the past (before and after taxes) does not necessarily indicate how they will perform in the future. Supplemental information about each Fund's performance is shown under the heading TOTAL RETURN INFORMATION in the SUPPLEMENTAL INFORMATION section at the end of this Prospectus. Performance information for the iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Materials Sector Index Fund, iShares S&P Global Utilities Sector Index Fund and iShares S&P U.S. Preferred Stock Index Fund is not presented because as of the date of this Prospectus, these Funds have been in operation for less than one full calendar year.

                          ISHARES S&P 100 INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001   -13.99%
2002   -22.72%
2003   25.98%
2004   6.24%
2005   1.00%
2006   18.22%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 5.92%.

The best calendar quarter return during the periods shown above was 14.73% in the 2nd quarter of 2003; the worst was -16.56% in the 3rd quarter of 2002.

                           ISHARES S&P 500 INDEX FUND
                YEAR BY YEAR RETURNS1 (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]




2001   -11.96%
2002   -22.15%
2003   28.51%
2004   10.78%
2005   4.82%
2006   15.68%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 6.89%.

The best calendar quarter return during the periods shown above was 15.34% in the 2nd quarter of 2003; the worst was -17.26% in the 3rd quarter of 2002.


--------------------------------------------------------------------------------
     36
[GRAPHIC APPEARS HERE]

                       ISHARES S&P 500 GROWTH INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001   -12.88%
2002   -23.71%
2003   25.42%
2004   5.92%
2005   3.81%
2006   10.81%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 6.43%.

The best calendar quarter return during the periods shown above was 12.97% in the 4th quarter of 2001; the worst was -17.43% in the 1st quarter of 2001.

                       ISHARES S&P 500 VALUE INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001   -11.85%
2002   -20.98%
2003   31.51%
2004   15.50%
2005   5.67%
2006   20.59%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 7.27%.

The best calendar quarter return during the periods shown above was 18.76% in the 2nd quarter of 2003; the worst was -20.44% in the 3rd quarter of 2002.

                       ISHARES S&P MIDCAP 400 INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001   -0.68%
2002   -14.72%
2003   35.37%
2004   16.29%
2005   12.48%
2006   10.14%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 11.82%.

The best calendar quarter return during the periods shown above was 18.00% in the 4th quarter of 2001; the worst was -16.59% in the 3rd quarter of 2001.


--------------------------------------------------------------------------------
                                                                           37

                   ISHARES S&P MIDCAP 400 GROWTH INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001   -8.23%
2002   -19.41%
2003   30.67%
2004   13.72%
2005   13.32%
2006   5.75%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 13.45%.

The best calendar quarter return during the periods shown above was 21.81% in the 4th quarter of 2001; the worst was -20.21% in the 3rd quarter of 2001.

                    ISHARES S&P MIDCAP 400 VALUE INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001   7.05%
2002   -10.36%
2003   39.79%
2004   18.65%
2005   11.47%
2006   14.33%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 10.22%.

The best calendar quarter return during the periods shown above was 19.10% in the 2nd quarter of 2003; the worst was -18.51% in the 3rd quarter of 2002.

                      ISHARES S&P SMALLCAP 600 INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001   6.35%
2002   -14.74%
2003   38.59%
2004   22.45%
2005   7.50%
2006   14.94%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 8.42%.

The best calendar quarter return during the periods shown above was 20.62% in the 4th quarter of 2001; the worst was -18.63% in the 3rd quarter of 2002.


--------------------------------------------------------------------------------
     38
[GRAPHIC APPEARS HERE]

                  ISHARES S&P SMALLCAP 600 GROWTH INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001   -1.38%
2002   -15.55%
2003   37.05%
2004   21.61%
2005   8.98%
2006   10.30%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 10.71%.

The best calendar quarter return during the periods shown above was 20.28% in the 4th quarter of 2001; the worst was -17.28% in the 3rd quarter of 2001.

                   ISHARES S&P SMALLCAP 600 VALUE INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001   12.61%
2002   -14.64%
2003   39.75%
2004   22.97%
2005   5.93%
2006   19.29%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 6.41%.

The best calendar quarter return during the periods shown above was 22.65% in the 2nd quarter of 2003; the worst was -22.54% in the 3rd quarter of 2002.

                          ISHARES S&P 1500 INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2005   5.20%
2006   15.13%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 7.28%.

The best calendar quarter return during the periods shown above was 6.71% in the 4th quarter of 2006; the worst was -2.04% in the 1st quarter of 2005.


--------------------------------------------------------------------------------
                                                                           39

                       ISHARES S&P GLOBAL 100 INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001   -14.90%
2002   -23.96%
2003   30.53%
2004   9.55%
2005   4.67%
2006   19.83%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 8.63%.

The best calendar quarter return during the periods shown above was 15.59% in the 2nd quarter of 2003; the worst was -18.56% in the 3rd quarter of 2002.

                  ISHARES S&P GLOBAL ENERGY SECTOR INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2002   -5.59%
2003   28.39%
2004   27.87%
2005   28.80%
2006   20.88%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 16.76%.

The best calendar quarter return during the periods shown above was 18.43% in the 4th quarter of 2003; the worst was -17.74% in the 3rd quarter of 2002.

                ISHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2002   -16.73%
2003   37.83%
2004   16.39%
2005   11.65%
2006   23.80%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 3.15%.

The best calendar quarter return during the periods shown above was 21.96% in the 2nd quarter of 2003; the worst was -21.18% in the 3rd quarter of 2002.


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     40
[GRAPHIC APPEARS HERE]

                ISHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2002   -17.89%
2003   17.73%
2004   4.30%
2005   7.80%
2006   10.34%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 3.89%.

The best calendar quarter return during the periods shown above was 10.98% in the 2nd quarter of 2003; the worst was -12.50% in the 2nd quarter of 2002.

                ISHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2002   -37.92%
2003   47.02%
2004   2.80%
2005   3.90%
2006   9.44%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 8.90%.

The best calendar quarter return during the periods shown above was 20.20% in the 2nd quarter of 2003; the worst was -26.21% in the 3rd quarter of 2002.

            ISHARES S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2002   -28.16%
2003   25.45%
2004   18.67%
2005   -6.27%
2006   33.26%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 14.56%.

The best calendar quarter return during the periods shown above was 28.20% in the 4th quarter of 2002; the worst was -19.85% in the 2nd quarter of 2002.


--------------------------------------------------------------------------------
                                                                           41

                       ISHARES S&P EUROPE 350 INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2001   -20.06%
2002   -18.12%
2003   37.70%
2004   19.43%
2005   9.16%
2006   32.77%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 12.49%.

The best calendar quarter return during the periods shown above was 22.09% in the 2nd quarter of 2003; the worst was -22.88% in the 3rd quarter of 2002.

                    ISHARES S&P LATIN AMERICA 40 INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2002   -21.96%
2003   62.11%
2004   39.03%
2005   56.01%
2006   40.84%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 25.65%.

The best calendar quarter return during the periods shown above was 29.40% in the 3rd quarter of 2005; the worst was -23.59% in the 3rd quarter of 2002.

                       ISHARES S&P/TOPIX 150 INDEX FUND
               YEAR BY YEAR RETURNS/1/ (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]



2002   -10.32%
2003   32.83%
2004   13.53%
2005   24.25%
2006   8.21%


--------

/1/  The Fund's total return for the six months ended June 30, 2007 was 2.88%.

The best calendar quarter return during the periods shown above was 20.61% in the 3rd quarter of 2003; the worst was -12.86% in the 3rd quarter of 2002.


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     42
[GRAPHIC APPEARS HERE]

                         AVERAGE ANNUAL TOTAL RETURNS
                   (for the periods ended December 31, 2006)



                                                              SINCE FUND
                                    ONE YEAR    FIVE YEARS    INCEPTION
                                   ----------  ------------  -----------
ISHARES S&P 100 INDEX FUND:
(INCEPTION DATE: 10/23/2000)
    Return Before Taxes               18.22%        4.31%       -0.08%
    Return After Taxes on             17.92%        3.94%       -0.44%
  Distributions(1)
    Return After Taxes on             12.20%        3.57%       -0.22%
Distributions and Sale of Fund
  Shares(1)
S&P 100 INDEX (Index returns do
not reflect deductions for fees,
expenses, or
taxes)                                18.47%        4.51%        0.11%

ISHARES S&P 500 INDEX FUND:
(INCEPTION DATE: 5/15/2000)
    Return Before Taxes               15.68%        6.10%        1.22%
    Return After Taxes on             15.38%        5.73%        0.85%
  Distributions(1)
    Return After Taxes on             10.56%        5.12%        0.86%
Distributions and Sale of Fund
  Shares(1)
S&P 500(Reg. TM) INDEX (Index
returns do not reflect
deductions for fees, expenses,
or
taxes)                                15.79%        6.19%        1.30%

ISHARES S&P 500 GROWTH INDEX
  FUND:
(INCEPTION DATE: 5/22/2000)
    Return Before Taxes               10.81%        3.11%       -2.40%
    Return After Taxes on             10.60%        2.86%       -2.64%
  Distributions(1)
    Return After Taxes on              7.28%        2.58%       -2.11%
Distributions and Sale of Fund
  Shares(1)
S&P 500/CITIGROUP GROWTH INDEX
(Index returns do not reflect
deductions for
fees, expenses, or taxes)             11.01%        3.30%       -2.22%

ISHARES S&P 500 VALUE INDEX FUND:
(INCEPTION DATE: 5/22/2000)
    Return Before Taxes               20.59%        8.87%        5.66%
    Return After Taxes on             20.22%        8.46%        5.20%
  Distributions(1)
    Return After Taxes on             13.82%        7.53%        4.67%
Distributions and Sale of Fund
  Shares(1)
S&P 500/CITIGROUP VALUE INDEX
(Index returns do not reflect
deductions for
fees, expenses, or taxes)             20.80%        9.06%        5.84%

ISHARES S&P MIDCAP 400 INDEX
  FUND:
(INCEPTION DATE: 5/22/2000)
    Return Before Taxes               10.14%       10.71%        9.77%
    Return After Taxes on              9.91%       10.47%        9.49%
  Distributions(1)
    Return After Taxes on              6.82%        9.24%        8.43%
Distributions and Sale of Fund
  Shares(1)
S&P MIDCAP 400 INDEX (Index
returns do not reflect
deductions for fees,
expenses, or taxes)                   10.32%       10.89%        9.95%

ISHARES S&P MIDCAP 400 GROWTH
  INDEX FUND:
(INCEPTION DATE: 7/24/2000)
    Return Before Taxes                5.75%        7.49%        2.95%
    Return After Taxes on              5.69%        7.40%        2.85%
  Distributions(1)
    Return After Taxes on              3.82%        6.46%        2.49%
Distributions and Sale of Fund
  Shares(1)
S&P MIDCAP 400/CITIGROUP GROWTH
INDEX (Index returns do not
reflect
deductions for fees, expenses,         5.81%        7.72%        3.21%
  or taxes)


--------------------------------------------------------------------------------
                                                                           43

                         AVERAGE ANNUAL TOTAL RETURNS
                   (for the periods ended December 31, 2006)



                                                              SINCE FUND
                                    ONE YEAR    FIVE YEARS    INCEPTION
                                   ----------  ------------  -----------
ISHARES S&P MIDCAP 400 VALUE
  INDEX FUND:
(INCEPTION DATE: 7/24/2000)
    Return Before Taxes               14.33%       13.63%        14.64%
    Return After Taxes on             13.97%       13.25%        14.20%
  Distributions(1)
    Return After Taxes on              9.65%       11.78%        12.75%
Distributions and Sale of Fund
  Shares(1)
S&P MIDCAP 400/CITIGROUP VALUE
INDEX (Index returns do not
reflect
deductions for fees, expenses,        14.62%       13.88%        14.87%
  or taxes)

ISHARES S&P SMALLCAP 600 INDEX
  FUND:
(INCEPTION DATE: 5/22/2000)
    Return Before Taxes               14.94%       12.33%        12.19%
    Return After Taxes on             14.79%       12.14%        11.92%
  Distributions(1)
    Return After Taxes on              9.86%       10.71%        10.62%
Distributions and Sale of Fund
  Shares(1)
S&P SMALLCAP 600 INDEX (Index
returns do not reflect
deductions for fees,
expenses, or taxes)                   15.12%       12.49%        12.36%

ISHARES S&P SMALLCAP 600 GROWTH
  INDEX FUND:
(INCEPTION DATE: 7/24/2000)
    Return Before Taxes               10.30%       11.09%         7.35%
    Return After Taxes on             10.26%       11.01%         7.23%
  Distributions(1)
    Return After Taxes on              6.76%        9.66%         6.34%
Distributions and Sale of Fund
  Shares(1)
S&P SMALLCAP 600/CITIGROUP
GROWTH INDEX (Index returns do
not reflect
deductions for fees, expenses,        10.54%       11.35%         7.61%
  or taxes)

ISHARES S&P SMALLCAP 600 VALUE
  INDEX FUND:
(INCEPTION DATE: 7/24/2000)
    Return Before Taxes               19.29%       13.13%        14.28%
    Return After Taxes on             19.07%       12.88%        13.97%
  Distributions(1)
    Return After Taxes on             12.77%       11.40%        12.50%
Distributions and Sale of Fund
  Shares(1)
S&P SMALLCAP 600/CITIGROUP VALUE
INDEX (Index returns do not
reflect
deductions for fees, expenses,        19.57%       13.39%        14.56%
  or taxes)

ISHARES S&P 1500 INDEX FUND:
(INCEPTION DATE: 1/20/2004)
    Return Before Taxes               15.13%       N/A            9.85%
    Return After Taxes on             14.87%       N/A            9.57%
  Distributions(1)
    Return After Taxes on             10.16%       N/A            8.42%
Distributions and Sale of Fund
  Shares(1)
S&P COMPOSITE 1500 INDEX (Index
returns do not reflect
deductions for fees,
expenses, or taxes)                   15.34%       N/A           10.09%

ISHARES S&P GLOBAL 100 INDEX
  FUND:
(INCEPTION DATE: 12/5/2000)
    Return Before Taxes               19.83%        6.40%         1.82%
    Return After Taxes on             19.60%        6.09%         1.50%
  Distributions(1)
    Return After Taxes on             13.41%        5.43%         1.42%
Distributions and Sale of Fund
  Shares(1)
S&P GLOBAL 100 INDEX (Index
returns do not reflect
deductions for fees,
expenses, or taxes)                   20.42%        6.96%         2.53%


--------------------------------------------------------------------------------
     44
[GRAPHIC APPEARS HERE]

                         AVERAGE ANNUAL TOTAL RETURNS
                   (for the periods ended December 31, 2006)



                                                              SINCE FUND
                                    ONE YEAR    FIVE YEARS    INCEPTION
                                   ----------  ------------  -----------
ISHARES S&P GLOBAL ENERGY SECTOR
  INDEX FUND:
(INCEPTION DATE: 11/12/2001)
    Return Before Taxes               20.88%       19.27%        18.70%
    Return After Taxes on             20.59%       18.90%        18.33%
  Distributions(1)
    Return After Taxes on             13.96%       16.92%        16.41%
Distributions and Sale of Fund
  Shares(1)
S&P GLOBAL ENERGY SECTOR INDEX
(Index returns do not reflect
deductions for
fees, expenses, or taxes)             20.97%       19.27%        18.74%

ISHARES S&P GLOBAL FINANCIALS
  SECTOR INDEX FUND:
(INCEPTION DATE: 11/12/2001)
    Return Before Taxes               23.80%       13.05%        13.27%
    Return After Taxes on             23.64%       12.72%        12.94%
  Distributions(1)
    Return After Taxes on             15.89%       11.32%        11.53%
Distributions and Sale of Fund
  Shares(1)
S&P GLOBAL FINANCIALS SECTOR
INDEX (Index returns do not
reflect deductions for
fees, expenses, or taxes)             24.59%       13.95%        14.21%

ISHARES S&P GLOBAL HEALTHCARE
  SECTOR INDEX FUND:
(INCEPTION DATE: 11/13/2001)
    Return Before Taxes               10.34%        3.70%         3.53%
    Return After Taxes on             10.20%        3.56%         3.39%
  Distributions(1)
    Return After Taxes on              6.91%        3.14%         2.99%
Distributions and Sale of Fund
  Shares(1)
S&P GLOBAL HEALTHCARE SECTOR
INDEX (Index returns do not
reflect deductions
for fees, expenses, or taxes)         10.88%        4.27%         4.10%

ISHARES S&P GLOBAL TECHNOLOGY
  SECTOR INDEX FUND:
(INCEPTION DATE: 11/12/2001)
    Return Before Taxes                9.44%        1.30%         1.98%
    Return After Taxes on              9.40%        1.26%         1.94%
  Distributions(1)
    Return After Taxes on              6.18%        1.10%         1.69%
Distributions and Sale of Fund
  Shares(1)
S&P GLOBAL INFORMATION
TECHNOLOGY SECTOR INDEX (Index
returns do not reflect
deductions for fees, expenses,        10.25%        2.16%         2.85%
  or taxes)

ISHARES S&P GLOBAL
TELECOMMUNICATIONS SECTOR INDEX
  FUND:
(INCEPTION DATE: 11/12/2001)
    Return Before Taxes               33.26%        5.96%         6.20%
    Return After Taxes on             32.90%        5.61%         5.85%
  Distributions(1)
    Return After Taxes on             22.36%        5.04%         5.25%
Distributions and Sale of Fund
  Shares(1)
S&P GLOBAL TELECOMMUNICATIONS
SECTOR INDEX (Index returns do
not reflect
deductions for fees, expenses,        34.25%        6.49%         6.77%
  or taxes)

ISHARES S&P EUROPE 350 INDEX
  FUND:
(INCEPTION DATE: 7/25/2000)
    Return Before Taxes               32.77%       14.31%         6.29%
    Return After Taxes on             32.58%       13.85%         5.84%
  Distributions(1)
    Return After Taxes on             22.02%       12.37%         5.23%
Distributions and Sale of Fund
  Shares(1)
S&P EUROPE 350 INDEX (Index
returns do not reflect
deductions for fees,
expenses, or taxes)                   33.69%       15.19%         7.12%


--------------------------------------------------------------------------------
                                                                           45

                         AVERAGE ANNUAL TOTAL RETURNS
                   (for the periods ended December 31, 2006)



                                                              SINCE FUND
                                    ONE YEAR    FIVE YEARS    INCEPTION
                                   ----------  ------------  -----------
ISHARES S&P LATIN AMERICA 40
  INDEX FUND:
(INCEPTION DATE: 10/25/2001)
    Return Before Taxes               40.84%       31.05%        33.46%
    Return After Taxes on             40.65%       30.69%        33.06%
  Distributions(1)
    Return After Taxes on             27.28%       27.82%        30.10%
Distributions and Sale of Fund
  Shares(1)
S&P LATIN AMERICA 40 INDEX
(Index returns do not reflect
deductions for fees,
expenses, or taxes)                   42.57%       31.45%        34.14%

ISHARES S&P/TOPIX 150 INDEX FUND:
(INCEPTION DATE: 10/23/2001)
    Return Before Taxes                8.21%       12.70%        10.18%
    Return After Taxes on              8.18%       12.61%        10.10%
  Distributions(1)
    Return After Taxes on              5.53%       11.11%         8.87%
Distributions and Sale of Fund
  Shares(1)
S&P/TOPIX 150 INDEX (Index
returns do not reflect
deductions for fees,
expenses, or taxes)                    8.80%       13.32%        10.70%


--------

(1) After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of a Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of a Fund:



                                                               ANNUAL FUND OPERATING EXPENSES/2/
                                                ----------------------------------------------------------------
                                                              DISTRIBUTION AND                 TOTAL ANNUAL FUND
                                   SHAREHOLDER   MANAGEMENT    SERVICE (12B-1)      OTHER          OPERATING
FUND                                 FEES/1/        FEES            FEES         EXPENSES/3/       EXPENSES
--------------------------------- ------------- ------------ ------------------ ------------- ------------------
iShares S&P 100 Index Fund            None           0.20%         None             None              0.20%
iShares S&P 500 Index Fund            None           0.09%         None             None              0.09%
iShares S&P 500 Growth Index Fund     None           0.18%         None             None              0.18%
iShares S&P 500 Value Index Fund      None           0.18%         None             None              0.18%
iShares S&P MidCap 400 Index Fund     None           0.20%         None             None              0.20%
iShares S&P MidCap 400 Growth         None           0.25%         None             None              0.25%
  Index
 Fund
iShares S&P MidCap 400 Value          None           0.25%         None             None              0.25%
  Index
 Fund
iShares S&P SmallCap 600 Index        None           0.20%         None             None              0.20%
  Fund
iShares S&P SmallCap 600 Growth       None           0.25%         None             None              0.25%
 Index Fund
iShares S&P SmallCap 600 Value        None           0.25%         None             None              0.25%
  Index
 Fund
iShares S&P 1500 Index Fund           None           0.20%         None             None              0.20%
iShares S&P Global 100 Index Fund     None           0.40%         None             None              0.40%


--------------------------------------------------------------------------------
     46
[GRAPHIC APPEARS HERE]

                                                               ANNUAL FUND OPERATING EXPENSES/2/
                                                ----------------------------------------------------------------
                                                              DISTRIBUTION AND                 TOTAL ANNUAL FUND
                                   SHAREHOLDER   MANAGEMENT    SERVICE (12B-1)      OTHER          OPERATING
FUND                                 FEES/1/        FEES            FEES         EXPENSES/3/       EXPENSES
--------------------------------- ------------- ------------ ------------------ ------------- ------------------
iShares S&P Global Consumer           None           0.48%         None             None              0.48%
 Discretionary Sector Index Fund
iShares S&P Global Consumer           None           0.48%         None             None              0.48%
  Staples
 Sector Index Fund
iShares S&P Global Energy Sector      None           0.48%         None             None              0.48%
 Index Fund
iShares S&P Global Financials         None           0.48%         None             None              0.48%
  Sector
 Index Fund
iShares S&P Global Healthcare         None           0.48%         None             None              0.48%
  Sector
 Index Fund
iShares S&P Global Industrials        None           0.48%         None             None              0.48%
  Sector
 Index Fund
iShares S&P Global Materials          None           0.48%         None             None              0.48%
  Sector
 Index Fund
iShares S&P Global Technology         None           0.48%         None             None              0.48%
  Sector
 Index Fund
iShares S&P Global                    None           0.48%         None             None              0.48%
 Telecommunications Sector Index
 Fund
iShares S&P Global Utilities          None           0.48%         None             None              0.48%
  Sector
 Index Fund
iShares S&P Europe 350 Index Fund     None           0.60%         None             None              0.60%
iShares S&P Latin America 40          None           0.50%         None             None              0.50%
  Index
 Fund
iShares S&P/TOPIX 150 Index Fund      None           0.50%         None             None              0.50%
iShares S&P U.S. Preferred Stock      None           0.48%         None             None              0.48%
  Index
 Fund


--------

/1/  Fees paid directly from your investment.
/2/ Expenses that are deducted from a Fund's assets, expressed as a percentage of average net assets.
/3/ The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Funds, except interest expense and taxes (both expected to be DE MINIMIS), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example
This Example is intended to help you compare the cost of owning shares of a Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



FUND                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------  --------  ---------  ---------  ---------
iShares S&P 100 Index Fund            $20       $64        $113       $255
iShares S&P 500 Index Fund            $10       $30        $ 53       $121
iShares S&P 500 Growth Index Fund     $18       $58        $101       $230
iShares S&P 500 Value Index Fund      $18       $58        $101       $230
iShares S&P MidCap 400 Index Fund     $20       $64        $113       $255
iShares S&P MidCap 400 Growth         $26       $80        $141       $318
  Index Fund


--------------------------------------------------------------------------------
                                                                           47

FUND                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------  --------  ---------  ---------  ---------
iShares S&P MidCap 400 Value          $26       $ 80       $141       $318
  Index Fund
iShares S&P SmallCap 600 Index        $20       $ 64       $113       $255
  Fund
iShares S&P SmallCap 600 Growth       $26       $ 80       $141       $318
  Index Fund
iShares S&P SmallCap 600 Value        $26       $ 80       $141       $318
  Index Fund
iShares S&P 1500 Index Fund           $20       $ 64       $113       $255
iShares S&P Global 100 Index Fund     $41       $128       $224       $505
iShares S&P Global Consumer           $49       $154       $269       $604
  Discretionary
 Sector Index Fund
iShares S&P Global Consumer           $49       $154       $269       $604
  Staples Sector
 Index Fund
iShares S&P Global Energy Sector      $49       $154       $269       $604
  Index Fund
iShares S&P Global Financials         $49       $154       $269       $604
  Sector Index Fund
iShares S&P Global Healthcare         $49       $154       $269       $604
  Sector Index Fund
iShares S&P Global Industrials        $49       $154       $269       $604
  Sector Index Fund
iShares S&P Global Materials          $49       $154       $269       $604
  Sector Index Fund
iShares S&P Global Technology         $49       $154       $269       $604
  Sector Index Fund
iShares S&P Global                    $49       $154       $269       $604
  Telecommunications Sector
 Index Fund
iShares S&P Global Utilities          $49       $154       $269       $604
  Sector Index Fund
iShares S&P Europe 350 Index Fund     $61       $192       $335       $750
iShares S&P Latin America 40          $51       $160       $280       $628
  Index Fund
iShares S&P/TOPIX 150 Index Fund      $51       $160       $280       $628
iShares S&P U.S. Preferred Stock      $49       $154       $269       $604
  Index Fund


Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of each Fund's assets. In seeking to achieve a Fund's investment objective, BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement, BGFA is responsible for substantially all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses.


--------------------------------------------------------------------------------
     48
[GRAPHIC APPEARS HERE]

For the fiscal year ended March 31, 2007, BGFA received management fees from each Fund based on a percentage of the Fund's average daily net assets, as shown in the following table:



NAME OF FUND                        MANAGEMENT FEE
---------------------------------  ---------------
iShares S&P 100 Index Fund               0.20%
iShares S&P 500 Index Fund               0.09%
iShares S&P 500 Growth Index Fund        0.18%
iShares S&P 500 Value Index Fund         0.18%
iShares S&P MidCap 400 Index Fund        0.20%
iShares S&P MidCap 400 Growth            0.25%
  Index Fund
iShares S&P MidCap 400 Value             0.25%
  Index Fund
iShares S&P SmallCap 600 Index           0.20%
  Fund
iShares S&P SmallCap 600 Growth          0.25%
  Index Fund
iShares S&P SmallCap 600 Value           0.25%
  Index Fund
iShares S&P 1500 Index Fund              0.20%
iShares S&P Global 100 Index Fund        0.40%
iShares S&P Global Consumer              0.48%
  Discretionary Sector Index Fund
iShares S&P Global Consumer              0.48%
  Staples Sector Index Fund
iShares S&P Global Energy Sector         0.48%
  Index Fund
iShares S&P Global Financials            0.48%
  Sector Index Fund
iShares S&P Global Healthcare            0.48%
  Sector Index Fund
iShares S&P Global Industrials           0.48%
  Sector Index Fund
iShares S&P Global Materials             0.48%
  Sector Index Fund
iShares S&P Global Technology            0.48%
  Sector Index Fund
iShares S&P Global                       0.48%
Telecommunications Sector Inde  x
  Fund
iShares S&P Global Utilities             0.48%
  Sector Index Fund
iShares S&P Europe 350 Index Fund        0.60%
iShares S&P Latin America 40             0.50%
  Index Fund
iShares S&P/TOPIX 150 Index Fund         0.50%
iShares S&P U.S. Preferred Stock         0.48%
  Index Fund



BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of May 31, 2007, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.8 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement with BGFA is available in each Fund's semi-annual report for the six-month period ended September 30.

Portfolio Managers
Patrick O'Connor and S. Jane Leung (the "Portfolio Managers") are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. For risk management and compliance purposes, each Portfolio Manager is subject to appropriate limitations on his or her authority.

Patrick O'Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since February 2006. Mr. O'Connor has been a senior portfolio manager with BGFA and BGI since 1999.


--------------------------------------------------------------------------------
                                                                           49

S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since September 2006. Ms. Leung has been a senior portfolio manager with BGFA and BGI since 2004 and was a portfolio manager with BGFA and BGI from 2001 to 2004.

The Funds' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership (if any) of shares in the Funds.

Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company ("State Street") is the administrator, custodian and transfer agent for each Fund.


Shareholder Information

ADDITIONAL SHAREHOLDER INFORMATION, INCLUDING HOW TO BUY AND SELL SHARES OF THE FUNDS, IS AVAILABLE FREE OF CHARGE BY CALLING TOLL-FREE: 1-800-ISHARES (1-800-474-2737) OR VISITING OUR WEBSITE WWW.ISHARES.COM.


Buying and Selling Shares

Shares of each Fund trade on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly-traded companies. The Trust does not impose any minimum investment for shares of a Fund purchased on an exchange. Buying or selling Fund shares involves two types of costs that apply to all stock transactions. When buying or selling shares of the Funds through a broker, you will incur a brokerage commission determined by your broker. In addition, you will also incur the cost of the "spread" - that is, the difference between the bid price and the ask price. The commission is frequently a fixed amount, and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for the shares of each Fund based on its trading volume and market liquidity, and is generally lower if a Fund has a lot of trading volume and market liquidity and higher if a Fund has little trading volume and market liquidity. The Funds' shares trade under the trading symbols listed for each Fund in the DESCRIPTIONS OF THE FUNDS section of this Prospectus.

Shares of the Fund may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the CREATIONS AND REDEMPTIONS section of this Prospectus. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

The Trust's Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares ("frequent trading") that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund's portfolio securities after the close of the primary markets for a Fund's portfolio securities and the reflection of that change in the Fund's NAV ("market timing"), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund's portfolio securities. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed and traded on national securities exchanges.

The national securities exchange on which each Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund's primary listing exchange is shown below:


--------------------------------------------------------------------------------
     50
[GRAPHIC APPEARS HERE]

FUND                                PRIMARY LISTING EXCHANGE
---------------------------------  -------------------------
iShares S&P 100 Index Fund                    CBOE
iShares S&P 500 Index Fund                    NYSE
iShares S&P 500 Growth Index Fund             NYSE
iShares S&P 500 Value Index Fund              NYSE
iShares S&P MidCap 400 Index Fund             NYSE
iShares S&P MidCap 400 Growth                 NYSE
  Index Fund
iShares S&P MidCap 400 Value                  NYSE
  Index Fund
iShares S&P SmallCap 600 Index                NYSE
  Fund
iShares S&P SmallCap 600 Growth               NYSE
  Index Fund
iShares S&P SmallCap 600 Value                NYSE
  Index Fund
iShares S&P 1500 Index Fund                   NYSE
iShares S&P Global 100 Index Fund             NYSE
iShares S&P Global Consumer                   NYSE
  Discretionary Sector Index Fund
iShares S&P Global Consumer                   NYSE
  Staples Sector Index Fund
iShares S&P Global Energy Sector              NYSE
  Index Fund
iShares S&P Global Financials                 NYSE
  Sector Index Fund
iShares S&P Global Healthcare                 NYSE
  Sector Index Fund
iShares S&P Global Industrials                NYSE
  Sector Index Fund
iShares S&P Global Materials                  NYSE
  Sector Index Fund
iShares S&P Global Technology                 NYSE
  Sector Index Fund
iShares S&P Global                            NYSE
Telecommunications Sector Index
  Fund
iShares S&P Global Utilities                  NYSE
  Sector Index Fund
iShares S&P Europe 350 Index Fund             NYSE
iShares S&P Latin America 40                  NYSE
  Index Fund
iShares S&P/TOPIX 150 Index Fund              NYSE
iShares S&P U.S. Preferred Stock              AMEX
  Index Fund



Section 12(d)(1) of the Investment Company Act of 1940, as amended, restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in
Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.


Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC"), or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or "street name" form.


Share Prices

The trading prices of a Fund's shares in the secondary market generally will differ from the Fund's daily NAV per share and are affected by market forces such as supply and demand, economic conditions and


--------------------------------------------------------------------------------
                                                                           51
other factors. Information regarding the intraday value of shares of each Fund, also known as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund is listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a "real-time" update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no representation or warranty as to its accuracy.


Determination of Net Asset Value


The NAV for each Fund will generally be determined once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of each Fund is calculated by dividing the value of the net assets of a Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

In calculating a Fund's NAV, a Fund's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees. The frequency with which a Fund's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which each Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (I.E., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (I.E., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund's NAV is computed and that may materially affect the value of the Fund's investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations.

Valuing a Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations


--------------------------------------------------------------------------------
     52
[GRAPHIC APPEARS HERE]
could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's Underlying Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's Underlying Index.


Because foreign markets may be open on different days than the days during which a shareholder may purchase a Fund's shares, the value of the Fund's investments may change on days when shareholders are not able to purchase the Fund's shares.


The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser.

Dividends and Distributions
GENERAL POLICIES. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Each Fund generally distributes its net capital gains, if any, to shareholders annually. Each Fund also reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on shares are distributed on a PRO RATA basis to beneficial owners of such shares. Dividend payments are made through DTC participants to beneficial owners then of record with proceeds received from a Fund.

DIVIDEND REINVESTMENT SERVICE. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of a Fund purchased in the secondary market.


Taxes

As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund shares.


Taxes on Distributions

Distributions from a Fund's net investment income (other than qualified dividend income), including distributions out of the Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund's shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010.

In order for a distribution by a Fund to be treated as qualified dividend income, the Fund must meet holding period and other requirements with respect to its dividend paying securities, and you must meet holding period requirements and other requirements with respect to the Fund's shares. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (E.G.,


--------------------------------------------------------------------------------
                                                                           53
foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States or the stock of which is readily tradable on an established securities market in the United States) which are not passive foreign investment companies. Foreign corporations in an underlying index, which are located in countries without tax treaties with the United States, may not have securities readily tradeable in the United States and therefore will not produce qualified dividend income. A dividend will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If a Fund's distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided, however, that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale of other disposition of shares of a Fund. In addition, for taxable years of a Fund beginning on or before December 31, 2007, U.S.-source interest-related dividends and short-term capital gain dividends may not be subject to such U.S. withholding tax. In order for a distribution to qualify as an interest-related dividend or a short-term capital gain dividend, a Fund must designate it as such in writing to shareholders; depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Dividends and interest received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of each of the iShares S&P Global 100 Index Fund, iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Materials Sector Index Fund, iShares Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Global Utilities Sector Index Fund, iShares S&P Europe 350 Index Fund, iShares Latin America 40 Index Fund and iShares S&P/TOPIX 150 Index Fund will almost certainly consist of foreign stocks or securities, those Funds will "pass through" to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.


If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

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     54
[GRAPHIC APPEARS HERE]

Taxes When Shares are Sold
Currently, any capital gain or loss realized upon a sale of shares is generally treated as a long-term gain or loss if shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.


THE FOREGOING DISCUSSION SUMMARIZES SOME OF THE CONSEQUENCES UNDER CURRENT FEDERAL TAX LAW OF AN INVESTMENT IN A FUND. IT IS NOT A SUBSTITUTE FOR PERSONAL TAX ADVICE. YOU MAY ALSO BE SUBJECT TO STATE AND LOCAL TAXATION ON FUND DISTRIBUTIONS AND SALES OF SHARES. CONSULT YOUR PERSONAL TAX ADVISER ABOUT THE POTENTIAL TAX CONSEQUENCES OF AN INVESTMENT IN SHARES OF A FUND UNDER ALL APPLICABLE TAX LAWS.

Creations and Redemptions

The shares that trade in the secondary market are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof. Each "creator" or "Authorized Participant" enters into an authorized participant agreement with the Funds' distributor, SEI Investments Distribution Co. (the "Distributor"). A creation transaction which is subject to acceptance by the transfer agent takes place when an Authorized Participant deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Each Fund intends to comply with the federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act. Further, an Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in either case, has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.


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                                                                           55

Transaction Fees
Each Fund will impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for creations and redemptions in-kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge up to the maximum amount shown below under "Maximum Creation/Redemption Transaction Fee." In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of May 31, 2007, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee:



                                                      NUMBER OF        STANDARD           MAXIMUM
                                     APPROXIMATE     SHARES PER       CREATION/          CREATION/
                                      VALUE OF A      CREATION        REDEMPTION        REDEMPTION
FUND                                CREATION UNIT       UNIT       TRANSACTION FEE    TRANSACTION FEE
---------------------------------  ---------------  ------------  -----------------  ----------------
iShares S&P 100 Index Fund            $3,528,500      50,000            $  500            $ 2,000
iShares S&P 500 Index Fund            $7,680,500      50,000            $  500            $ 2,000
iShares S&P 500 Growth Index Fund     $3,487,500      50,000            $  500            $ 2,000
iShares S&P 500 Value Index Fund      $4,190,000      50,000            $  500            $ 2,000
iShares S&P MidCap 400 Index Fund     $4,567,000      50,000            $  500            $ 2,000
iShares S&P MidCap 400 Growth         $4,580,500      50,000            $  500            $ 2,000
  Index
 Fund
iShares S&P MidCap 400 Value          $4,468,000      50,000            $  500            $ 2,000
  Index
 Fund
iShares S&P SmallCap 600 Index        $3,632,500      50,000            $  500            $ 2,000
  Fund
iShares S&P SmallCap 600 Growth       $7,158,500      50,000            $  500            $ 2,000
  Index
 Fund
iShares S&P SmallCap 600 Value        $4,093,500      50,000            $  500            $ 2,000
  Index
 Fund
iShares S&P 1500 Index Fund           $6,840,500      50,000            $  500            $ 2,000
iShares S&P Global 100 Index Fund     $4,013,500      50,000            $2,000            $ 8,000
iShares S&P Global Consumer           $3,112,000      50,000            $2,200            $ 8,800
 Discretionary Sector Index Fund
iShares S&P Global Consumer           $2,904,000      50,000            $2,200            $ 8,800
  Staples
 Sector Index Fund
iShares S&P Global Energy Sector      $6,218,000      50,000            $  600            $ 2,400
  Index
 Fund
iShares S&P Global Financials         $4,758,000      50,000            $4,200            $16,800
  Sector
 Index Fund
iShares S&P Global Healthcare         $3,058,000      50,000            $  700            $ 2,800
  Sector
 Index Fund
iShares S&P Global Industrials        $3,181,500      50,000            $2,200            $ 8,800
  Sector
 Index Fund


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     56
[GRAPHIC APPEARS HERE]

                                                      NUMBER OF        STANDARD           MAXIMUM
                                     APPROXIMATE     SHARES PER       CREATION/          CREATION/
                                      VALUE OF A      CREATION        REDEMPTION        REDEMPTION
FUND                                CREATION UNIT       UNIT       TRANSACTION FEE    TRANSACTION FEE
---------------------------------  ---------------  ------------  -----------------  ----------------
iShares S&P Global Materials         $ 3,445,500      50,000           $ 2,200            $ 8,800
  Sector Index
 Fund
iShares S&P Global Technology        $ 3,105,000      50,000           $ 1,400            $ 5,600
  Sector
 Index Fund
iShares S&P Global                   $ 3,608,500      50,000           $   900            $ 3,600
  Telecommunications
 Sector Index Fund
iShares S&P Global Utilities         $ 3,228,000      50,000           $ 2,200            $ 8,800
  Sector Index
 Fund
iShares S&P Europe 350 Index Fund    $ 5,861,000      50,000           $12,000            $48,000
iShares S&P Latin America 40         $10,539,500      50,000           $   450            $ 1,800
  Index Fund
iShares S&P/TOPIX 150 Index Fund     $19,273,500      50,000           $ 3,000            $12,000
iShares S&P U.S. Preferred Stock     $ 2,506,000      50,000           $   500            $ 2,000
  Index
 Fund


Householding

Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Distribution
The Distributor distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456.


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                                                                           57

Financial Highlights

The financial highlights tables are intended to help investors understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Funds' financial statements, in the Funds' Annual Report (available upon request).

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                            ISHARES S&P 100 INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $    58.69       $  56.02        $  55.24        $  43.05        $  57.85
                                    ----------       --------        --------        --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                    1.28/a/        1.12            1.20            0.89            0.66
 Net realized and unrealized              6.20           2.57            0.89           12.21          (14.79)
                                    ----------       --------        --------        --------        --------
  gain (loss)/b/
Total from investment operations          7.48           3.69            2.09           13.10          (14.13)
                                    ----------       --------        --------        --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (1.11)         (1.02)          (1.31)          (0.91)          (0.67)
                                    ----------       --------        --------        --------        --------
Total distributions                      (1.11)         (1.02)          (1.31)          (0.91)          (0.67)
                                    ----------       --------        --------        --------        --------
NET ASSET VALUE, END OF YEAR        $    65.06       $  58.69        $  56.02        $  55.24        $  43.05
                                    ==========       ========        ========        ========        ========
TOTAL RETURN                             12.82%          6.65%           3.81%          30.55%         (24.49)%
                                    ==========       ========        ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $3,457,892       $880,326        $795,417        $392,221        $299,211
 Ratio of expenses to average             0.20%          0.20%           0.20%           0.20%           0.20%
  net assets
 Ratio of net investment income
to average
  net assets                              2.03%          1.96%           2.41%           1.68%           1.63%
 Portfolio turnover rate/c/                 12%            12%              6%              5%              4%


--------

/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


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     58
[GRAPHIC APPEARS HERE]

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                            ISHARES S&P 500 INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $    129.59     $    117.89     $    112.92     $    85.04      $  115.00
                                    -----------     -----------     -----------     ----------      ---------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                     2.51/a/         2.16            2.20           1.66           1.53
 Net realized and unrealized              12.57           11.46            5.23          27.91         (29.97)
                                    -----------     -----------     -----------     ----------      ---------
  gain (loss)/b/
Total from investment operations          15.08           13.62            7.43          29.57         (28.44)
                                    -----------     -----------     -----------     ----------      ---------
LESS DISTRIBUTIONS FROM:
 Net investment income                    (2.50)          (1.89)          (2.46)         (1.69)         (1.52)
 Return of capital                            -           (0.03)              -              -              -
                                    -----------     -----------     -----------     ----------      ---------
Total distributions                       (2.50)          (1.92)          (2.46)         (1.69)         (1.52)
                                    -----------     -----------     -----------     ----------      ---------
NET ASSET VALUE, END OF YEAR        $    142.17     $    129.59     $    117.89     $   112.92      $   85.04
                                    ===========     ===========     ===========     ==========      =========
TOTAL RETURN                              11.75%          11.62%           6.63%         34.93%        (24.80)%
                                    ===========     ===========     ===========     ==========      =========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $18,617,501     $16,665,414     $12,513,826     $8,491,679      $4,681,323
 Ratio of expenses to average              0.09%           0.10%           0.09%          0.09%          0.09%
  net assets
 Ratio of net investment income
to average
  net assets                               1.86%           1.78%           2.02%          1.66%          1.67%
 Portfolio turnover rate/c/                   5%              7%              6%             3%             5%


--------

/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                                        ISHARES S&P 500 GROWTH INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $    60.70      $    56.55      $    55.47      $    44.38       $  58.82
                                    ----------      ----------      ----------      ----------       --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                    0.84/a/         0.74            1.01            0.61           0.51
 Net realized and unrealized              3.90            4.07            1.17           11.10         (14.44)
                                    ----------      ----------      ----------      ----------       --------
  gain (loss)/b/
Total from investment operations          4.74            4.81            2.18           11.71         (13.93)
                                    ----------      ----------      ----------      ----------       --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (0.81)          (0.66)          (1.10)          (0.62)         (0.51)
                                    ----------      ----------      ----------      ----------       --------
Total distributions                      (0.81)          (0.66)          (1.10)          (0.62)         (0.51)
                                    ----------      ----------      ----------      ----------       --------
NET ASSET VALUE, END OF YEAR        $    64.63      $    60.70      $    56.55      $    55.47       $  44.38
                                    ==========      ==========      ==========      ==========       ========
TOTAL RETURN                              7.86%           8.54%           3.95%          26.46%        (23.72)%
                                    ==========      ==========      ==========      ==========       ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $4,469,433      $3,414,285      $2,341,101      $1,469,921       $705,581
 Ratio of expenses to average             0.18%           0.18%           0.18%           0.18%          0.18%
  net assets
 Ratio of net investment income
to average
  net assets                              1.35%           1.28%           1.93%           1.22%          1.19%
 Portfolio turnover rate/c/                 23%             12%             22%             14%            17%


--------

/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                           59

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                         ISHARES S&P 500 VALUE INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $    68.56      $    60.91      $    57.02      $    40.36       $  55.81
                                    ----------      ----------      ----------      ----------       --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                    1.60/a/         1.36            1.11            0.91           0.85
 Net realized and unrealized              8.88            7.48            4.04           16.68         (15.46)
                                    ----------      ----------      ----------      ----------       --------
  gain (loss)/b/
Total from investment operations         10.48            8.84            5.15           17.59         (14.61)
                                    ----------      ----------      ----------      ----------       --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (1.54)          (1.19)          (1.26)          (0.93)         (0.84)
                                    ----------      ----------      ----------      ----------       --------
Total distributions                      (1.54)          (1.19)          (1.26)          (0.93)         (0.84)
                                    ----------      ----------      ----------      ----------       --------
NET ASSET VALUE, END OF YEAR        $    77.50      $    68.56      $    60.91      $    57.02       $  40.36
                                    ==========      ==========      ==========      ==========       ========
TOTAL RETURN                             15.43%          14.63%           9.10%          43.80%        (26.29)%
                                    ==========      ==========      ==========      ==========       ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $4,499,076      $3,088,724      $2,704,486      $1,898,846       $670,039
 Ratio of expenses to average             0.18%           0.18%           0.18%           0.18%          0.18%
  net assets
 Ratio of net investment income
to average
  net assets                              2.18%           2.12%           1.95%           1.91%          2.01%
 Portfolio turnover rate/c/                 20%              7%              5%              5%            22%


--------

/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                                              ISHARES S&P MIDCAP 400 INDEX FUND
                                  ------------------------------------------------------------------------------------------
                                       YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED        YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006/A/   MAR. 31, 2005/A/   MAR. 31, 2004/A/  MAR. 31, 2003/A/
                                  --------------- ------------------ ------------------ ------------------ -----------------
NET ASSET VALUE, BEGINNING OF       $    79.21        $    65.84         $    60.37         $    40.97         $   54.07
                                    ----------        ----------         ----------         ----------         ---------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                    1.13/b/           0.81               0.71               0.53              0.38
 Net realized and unrealized              5.27             13.37               5.44              19.40            (13.11)
                                    ----------        ----------         ----------         ----------         ---------
  gain (loss)/c/
Total from investment operations          6.40             14.18               6.15              19.93            (12.73)
                                    ----------        ----------         ----------         ----------         ---------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (1.07)            (0.81)             (0.68)             (0.53)            (0.37)
 Return of capital                       (0.08)                -                  -                  -                 -
                                    ----------        ----------         ----------         ----------         ---------
Total distributions                      (1.15)            (0.81)             (0.68)             (0.53)            (0.37)
                                    ----------        ----------         ----------         ----------         ---------
NET ASSET VALUE, END OF YEAR        $    84.46        $    79.21         $    65.84         $    60.37         $   40.97
                                    ==========        ==========         ==========         ==========         =========
TOTAL RETURN                              8.19%            21.64%             10.24%             48.81%           (23.59)%
                                    ==========        ==========         ==========         ==========         =========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $4,620,096        $3,881,208         $2,416,338         $1,636,020         $1,155,250
 Ratio of expenses to average             0.20%             0.20%              0.20%              0.20%             0.20%
  net assets
 Ratio of net investment income
to average
  net assets                              1.44%             1.19%              1.21%              1.02%             0.98%
 Portfolio turnover rate/d/                 12%                9%                10%                11%               12%


--------
/a/ Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.

/b/  Based on average shares outstanding throughout the period.
/c/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to timing of capital share transactions.
/d/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
     60
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ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                           ISHARES S&P MIDCAP 400 GROWTH INDEX FUND
                                  ------------------------------------------------------------------------------------------
                                       YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED        YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006/A/   MAR. 31, 2005/A/   MAR. 31, 2004/A/  MAR. 31, 2003/A/
                                  --------------- ------------------ ------------------ ------------------ -----------------
NET ASSET VALUE, BEGINNING OF       $    80.40        $    67.01         $    62.02          $  44.22          $  58.69
                                    ----------        ----------         ----------          --------          --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                    0.66/b/           0.44               0.33              0.24              0.14
 Net realized and unrealized              3.61             13.32               5.03             17.80            (14.48)
                                    ----------        ----------         ----------          --------          --------
  gain (loss)/c/
Total from investment operations          4.27             13.76               5.36             18.04            (14.34)
                                    ----------        ----------         ----------          --------          --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (0.67)            (0.37)             (0.37)            (0.24)            (0.13)
                                    ----------        ----------         ----------          --------          --------
Total distributions                      (0.67)            (0.37)             (0.37)            (0.24)            (0.13)
                                    ----------        ----------         ----------          --------          --------
NET ASSET VALUE, END OF YEAR        $    84.00        $    80.40         $    67.01          $  62.02          $  44.22
                                    ==========        ==========         ==========          ========          ========
TOTAL RETURN                              5.34%            20.58%              8.67%            40.86%           (24.45)%
                                    ==========        ==========         ==========          ========          ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $1,864,740        $1,990,019         $1,112,261          $669,822          $309,516
 Ratio of expenses to average             0.25%             0.25%              0.25%             0.25%             0.25%
  net assets
 Ratio of net investment income
to average
  net assets                              0.85%             0.60%              0.56%             0.45%             0.31%
 Portfolio turnover rate/d/                 36%               24%                34%               37%               58%


--------
/a/ Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.

/b/  Based on average shares outstanding throughout the period.
/c/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                                           ISHARES S&P MIDCAP 400 VALUE INDEX FUND
                                  ------------------------------------------------------------------------------------------
                                       YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED        YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006/A/   MAR. 31, 2005/A/   MAR. 31, 2004/A/  MAR. 31, 2003/A/
                                  --------------- ------------------ ------------------ ------------------ -----------------
NET ASSET VALUE, BEGINNING OF       $    76.67        $    63.68         $    57.85         $    37.45         $  49.42
                                    ----------        ----------         ----------         ----------         --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                    1.41/b/           1.11               0.99               0.70             0.59
 Net realized and unrealized              6.73             13.07               5.71              20.40           (11.98)
                                    ----------        ----------         ----------         ----------         --------
  gain (loss)/c/
Total from investment operations          8.14             14.18               6.70              21.10           (11.39)
                                    ----------        ----------         ----------         ----------         --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (1.32)            (1.13)             (0.87)             (0.70)           (0.58)
 Return of capital                       (0.17)            (0.06)                 -                  -                -
                                    ----------        ----------         ----------         ----------         --------
Total distributions                      (1.49)            (1.19)             (0.87)             (0.70)           (0.58)
                                    ----------        ----------         ----------         ----------         --------
NET ASSET VALUE, END OF YEAR        $    83.32        $    76.67         $    63.68         $    57.85         $  37.45
                                    ==========        ==========         ==========         ==========         ========
TOTAL RETURN                             10.78%            22.43%             11.64%             56.59%          (23.13)%
                                    ==========        ==========         ==========         ==========         ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $2,745,308        $2,637,379         $1,852,990         $1,133,907         $546,783
 Ratio of expenses to average             0.25%             0.25%              0.25%              0.25%            0.25%
  net assets
 Ratio of net investment income
to average
  net assets                              1.82%             1.68%              1.78%              1.47%            1.50%
 Portfolio turnover rate/d/                 20%               21%                10%                11%              11%


--------
/a/ Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.

/b/  Based on average shares outstanding throughout the period.
/c/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                           61

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                             ISHARES S&P SMALLCAP 600 INDEX FUND
                                  ------------------------------------------------------------------------------------------
                                       YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED        YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006/A/   MAR. 31, 2005/A/   MAR. 31, 2004/A/  MAR. 31, 2003/A/
                                  --------------- ------------------ ------------------ ------------------ -----------------
NET ASSET VALUE, BEGINNING OF       $    65.18        $    53.03         $    47.42         $    30.56         $   40.98
                                    ----------        ----------         ----------         ----------         ---------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                    0.49/b/           0.53               0.45               0.29              0.23
 Net realized and unrealized              2.78             12.07               5.65              16.87            (10.42)
                                    ----------        ----------         ----------         ----------         ---------
  gain (loss)/c/
Total from investment operations          3.27             12.60               6.10              17.16            (10.19)
                                    ----------        ----------         ----------         ----------         ---------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (0.50)            (0.43)             (0.49)             (0.29)            (0.23)
 Return of capital                           -             (0.02)                 -              (0.01)                -
                                    ----------        ----------         ----------         ----------         ---------
Total distributions                      (0.50)            (0.45)             (0.49)             (0.30)            (0.23)
                                    ----------        ----------         ----------         ----------         ---------
NET ASSET VALUE, END OF YEAR        $    67.95        $    65.18         $    53.03         $    47.42         $   30.56
                                    ==========        ==========         ==========         ==========         =========
TOTAL RETURN                              5.07%            23.86%             12.91%             56.27%           (24.91)%
                                    ==========        ==========         ==========         ==========         =========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $4,746,230        $4,966,594         $3,245,465         $2,226,535         $1,022,296
 Ratio of expenses to average             0.20%             0.20%              0.20%              0.20%             0.20%
  net assets
 Ratio of net investment income
to average
  net assets                              0.76%             0.93%              0.95%              0.73%             0.70%
 Portfolio turnover rate/d/                 16%               16%                14%                11%               17%


--------
/a/ Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005.

/b/  Based on average shares outstanding throughout the period.
/c/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                                    ISHARES S&P SMALLCAP 600 GROWTH INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $   129.50      $   105.38       $  93.62        $  62.55        $  79.78
                                    ----------      ----------       --------        --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                    0.31/a/         0.62           0.43            0.31            0.19
 Net realized and unrealized              4.02           24.04          11.78           31.08          (17.25)
                                    ----------      ----------       --------        --------        --------
  gain (loss)/b/
Total from investment operations          4.33           24.66          12.21           31.39          (17.06)
                                    ----------      ----------       --------        --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (0.33)          (0.54)         (0.45)          (0.32)          (0.17)
                                    ----------      ----------       --------        --------        --------
Total distributions                      (0.33)          (0.54)         (0.45)          (0.32)          (0.17)
                                    ----------      ----------       --------        --------        --------
NET ASSET VALUE, END OF YEAR        $   133.50      $   129.50       $ 105.38        $  93.62        $  62.55
                                    ==========      ==========       ========        ========        ========
TOTAL RETURN                              3.36%          23.47%         13.07%          50.24%         (21.39)%
                                    ==========      ==========       ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $1,428,496      $1,476,318       $990,544        $688,137        $312,772
 Ratio of expenses to average             0.25%           0.25%          0.25%           0.25%           0.25%
  net assets
 Ratio of net investment income
to average
  net assets                              0.25%           0.53%          0.45%           0.39%           0.34%
 Portfolio turnover rate/c/                 32%             30%            45%             37%             57%


--------

/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
     62
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ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          ISHARES S&P SMALLCAP 600 VALUE INDEX FUND
                                  ------------------------------------------------------------------------------------------
                                       YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED        YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006/A/   MAR. 31, 2005/A/   MAR. 31, 2004/A/  MAR. 31, 2003/A/
                                  --------------- ------------------ ------------------ ------------------ -----------------
NET ASSET VALUE, BEGINNING OF       $    72.86        $    59.34         $    53.44         $    33.31         $  47.18
                                    ----------        ----------         ----------         ----------         --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                    0.82/b/           0.77               0.71               0.42             0.36
 Net realized and unrealized              3.96             13.41               5.97              20.14           (13.88)
                                    ----------        ----------         ----------         ----------         --------
  gain (loss)/c/
Total from investment operations          4.78             14.18               6.68              20.56           (13.52)
                                    ----------        ----------         ----------         ----------         --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (0.86)            (0.61)             (0.78)             (0.41)           (0.35)
 Return of capital                           -             (0.05)                 -              (0.02)               -
                                    ----------        ----------         ----------         ----------         --------
Total distributions                      (0.86)            (0.66)             (0.78)             (0.43)           (0.35)
                                    ----------        ----------         ----------         ----------         --------
NET ASSET VALUE, END OF YEAR        $    76.78        $    72.86         $    59.34         $    53.44         $  33.31
                                    ==========        ==========         ==========         ==========         ========
TOTAL RETURN                              6.64%            24.00%             12.55%             61.91%          (28.75)%
                                    ==========        ==========         ==========         ==========         ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $2,007,691        $1,861,528         $1,572,405         $1,020,634         $482,948
 Ratio of expenses to average             0.25%             0.25%              0.25%              0.25%            0.25%
  net assets
 Ratio of net investment income
to average
  net assets                              1.14%             1.20%              1.36%              0.95%            0.99%
 Portfolio turnover rate/d/                 28%               16%                13%                12%              14%


--------
/a/ Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005.

/b/  Based on average shares outstanding throughout the period.
/c/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                                        ISHARES S&P 1500 INDEX FUND
                                   ---------------------------------------------------------------------
                                                                                             PERIOD FROM
                                                                                        JAN. 20, 2004/A/
                                        YEAR ENDED       YEAR ENDED       YEAR ENDED                  TO
                                     MAR. 31, 2007    MAR. 31, 2006    MAR. 31, 2005       MAR. 31, 2004
                                   ---------------  ---------------  ---------------  ------------------
NET ASSET VALUE, BEGINNING OF         $ 115.95           104.16          $ 99.19         $  100.03
                                      --------           ------          -------         ---------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                    2.02/b/          1.73             1.78              0.29
 Net realized and unrealized             10.68            11.58             5.18             (0.86)
                                      --------           ------          -------         ---------
  gain (loss)/c/
Total from investment operations         12.70            13.31             6.96             (0.57)
                                      --------           ------          -------         ---------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (1.94)           (1.51)           (1.99)            (0.27)
 Return of capital                           -            (0.01)               -                 -
                                      --------           ------          -------         ---------
Total distributions                      (1.94)           (1.52)           (1.99)            (0.27)
                                      --------           ------          -------         ---------
NET ASSET VALUE, END OF PERIOD        $ 126.71         $ 115.95          $104.16         $   99.19
                                      ========         ========          =======         =========
TOTAL RETURN                             11.02%           12.84%            7.08%            (0.57)%/d/
                                      ========         ========          =======         =========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)     $202,730         $133,342          $72,915         $  59,516
 Ratio of expenses to average             0.20%            0.20%            0.20%             0.20%
  net assets/e/
 Ratio of net investment income
to average
  net assets/e/                           1.68%            1.61%            1.73%             1.52%
 Portfolio turnover rate/f/                  4%               6%               5%                1%


--------
/a/  Commencement of operations.

/b/  Based on average shares outstanding throughout the period.
/c/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                           63

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                        ISHARES S&P GLOBAL 100 INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  65.76        $  60.67        $  57.20        $  42.03        $  57.08
                                     --------        --------        --------        --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                   1.61/a/         1.22            1.04            0.66            0.59
 Net realized and unrealized             7.99            5.07            3.46           15.16          (15.09)
                                     --------        --------        --------        --------        --------
  gain (loss)/b/
Total from investment operations         9.60            6.29            4.50           15.82          (14.50)
                                     --------        --------        --------        --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (1.36)          (1.20)          (1.03)          (0.65)          (0.55)
                                     --------        --------        --------        --------        --------
Total distributions                     (1.36)          (1.20)          (1.03)          (0.65)          (0.55)
                                     --------        --------        --------        --------        --------
NET ASSET VALUE, END OF YEAR         $  74.00        $  65.76        $  60.67        $  57.20        $  42.03
                                     ========        ========        ========        ========        ========
TOTAL RETURN                            14.60%          10.44%           7.85%          37.68%         (25.46)%
                                     ========        ========        ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $680,774        $460,329        $342,782        $168,736        $ 65,143
 Ratio of expenses to average            0.40%           0.40%           0.40%           0.40%           0.40%
  net assets
 Ratio of net investment income
to average
  net assets                             2.28%           2.05%           2.24%           1.63%           1.60%
 Portfolio turnover rate/c/                 3%              6%              4%              4%              5%


--------

/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the changes in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received of delivered as a result of processing capital share transactions in Creation Units.



                                   ISHARES S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND
                                  ------------------------------------------------------------
                                                                                   PERIOD FROM
                                                                              SEP. 12, 2006/A/
                                                                                            TO
                                                                                 MAR. 31, 2007
                                  ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF                              $  51.03
                                                           --------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                      0.37
 Net realized and unrealized                                   7.71
                                                           --------
  gain/c/
Total from investment operations                               8.08
                                                           --------
LESS DISTRIBUTIONS FROM:
 Net investment income                                        (0.20)
                                                           --------
Total distributions                                           (0.20)
                                                           --------
NET ASSET VALUE, END OF PERIOD                             $  58.91
                                                           ========
TOTAL RETURN                                                  15.85%/d/
                                                           ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                          $ 32,398
 Ratio of expenses to average                                  0.48%
  net assets/e/
 Ratio of net investment income                                1.19%
  to average net assets/e/
 Portfolio turnover rate/f/                                       3%


--------

/a/  Commencement of operations.
/b/  Based on average shares outstanding throughout the period.
/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
     64
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ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                    ISHARES S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND
                                   ------------------------------------------------------
                                                                              PERIOD FROM
                                                                         SEP. 12, 2006/A/
                                                                                       TO
                                                                            MAR. 31, 2007
                                   ------------------------------------------------------
NET ASSET VALUE, BEGINNING OF                            $  50.56
                                                         --------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                    0.47
 Net realized and unrealized                                 4.85
                                                         --------
  gain/c/
Total from investment operations                             5.32
                                                         --------
LESS DISTRIBUTIONS FROM:
 Net investment income                                      (0.28)
                                                         --------
Total distributions                                         (0.28)
                                                         --------
NET ASSET VALUE, END OF PERIOD                           $  55.60
                                                         ========
TOTAL RETURN                                                10.54%/d/
                                                         ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                        $ 30,579
 Ratio of expenses to average                                0.48%
  net assets/e/
 Ratio of net investment income                              1.64%
  to average net assets/e/
 Portfolio turnover rate/f/                                     2%


--------

/a/  Commencement of operations.
/b/  Based on average shares outstanding throughout the period.
/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                                   ISHARES S&P GLOBAL ENERGY SECTOR INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $ 101.54        $  82.90        $  60.07         $ 44.47        $  54.57
                                     --------        --------        --------         -------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                   1.85/a/         1.37/a/         1.32            0.68            0.88
 Net realized and unrealized             9.69           18.37           22.78           15.54          (10.07)
                                     --------        --------        --------         -------        --------
  gain (loss)/b/
Total from investment operations        11.54           19.74           24.10           16.22           (9.19)
                                     --------        --------        --------         -------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (1.80)          (1.10)          (1.27)          (0.62)          (0.91)
                                     --------        --------        --------         -------        --------
Total distributions                     (1.80)          (1.10)          (1.27)          (0.62)          (0.91)
                                     --------        --------        --------         -------        --------
NET ASSET VALUE, END OF YEAR         $ 111.28        $ 101.54        $  82.90         $ 60.07        $  44.47
                                     ========        ========        ========         =======        ========
TOTAL RETURN                            11.37%          23.91%          40.40%          36.55%         (16.91)%
                                     ========        ========        ========         =======        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $756,675        $685,415        $323,296         $90,100        $ 17,786
 Ratio of expenses to average            0.49%           0.65%           0.65%           0.65%           0.65%
  net assets
 Ratio of net investment income
to average
  net assets                             1.73%           1.46%           2.00%           1.92%           1.89%
 Portfolio turnover rate/c/                10%              5%              5%              4%              9%


--------

/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                           65

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                 ISHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  78.83        $  64.22         $ 60.26         $ 39.98        $  53.32
                                     --------        --------         -------         -------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                   1.81/a/         1.52/a/         0.86            1.38            0.56
 Net realized and unrealized             9.80           14.29            4.00           20.21          (13.33)
                                     --------        --------         -------         -------        --------
  gain (loss)/b/
Total from investment operations        11.61           15.81            4.86           21.59          (12.77)
                                     --------        --------         -------         -------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (1.21)          (1.20)          (0.90)          (1.31)          (0.57)
                                     --------        --------         -------         -------        --------
Total distributions                     (1.21)          (1.20)          (0.90)          (1.31)          (0.57)
                                     --------        --------         -------         -------        --------
NET ASSET VALUE, END OF YEAR         $  89.23        $  78.83         $ 64.22         $ 60.26        $  39.98
                                     ========        ========         =======         =======        ========
TOTAL RETURN                            14.74%          24.73%           8.02%          54.23%         (24.03)%
                                     ========        ========         =======         =======        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $321,231        $141,895         $70,642         $30,129        $ 15,994
 Ratio of expenses to average            0.49%           0.65%           0.65%           0.65%           0.65%
  net assets
 Ratio of net investment income
to average
  net assets                             2.13%           2.17%           2.11%           2.14%           2.04%
 Portfolio turnover rate/c/                 5%              7%              5%              8%              8%


--------

/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                                 ISHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  53.67        $  48.13        $  46.66        $  39.81        $  49.06
                                     --------        --------        --------        --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                   0.82/a/         0.53/a/         0.39            0.31            0.28
 Net realized and unrealized             3.59            5.38            1.44            6.84           (9.28)
                                     --------        --------        --------        --------        --------
  gain (loss)/b/
Total from investment operations         4.41            5.91            1.83            7.15           (9.00)
                                     --------        --------        --------        --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (0.49)          (0.37)          (0.36)          (0.30)          (0.25)
                                     --------        --------        --------        --------        --------
Total distributions                     (0.49)          (0.37)          (0.36)          (0.30)          (0.25)
                                     --------        --------        --------        --------        --------
NET ASSET VALUE, END OF YEAR         $  57.59        $  53.67        $  48.13        $  46.66        $  39.81
                                     ========        ========        ========        ========        ========
TOTAL RETURN                             8.22%          12.28%           3.93%          17.98%         (18.36)%
                                     ========        ========        ========        ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $800,486        $488,414        $228,613        $130,656        $ 25,874
 Ratio of expenses to average            0.49%           0.65%           0.65%           0.65%           0.65%
  net assets
 Ratio of net investment income
to average
  net assets                             1.46%           1.02%           1.12%           1.25%           0.96%
 Portfolio turnover rate/c/                 5%              5%             10%              6%              4%


--------

/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
     66
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ISHARES TRUST

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                    ISHARES S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND
                                   -------------------------------------------------
                                                                         PERIOD FROM
                                                                    SEP. 12, 2006/A/
                                                                                  TO
                                                                       MAR. 31, 2007
                                   -------------------------------------------------
NET ASSET VALUE, BEGINNING OF                          $  50.25
                                                       --------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                  0.48
 Net realized and unrealized                               7.81
                                                       --------
  gain/c/
Total from investment operations                           8.29
                                                       --------
LESS DISTRIBUTIONS FROM:
 Net investment income                                    (0.29)
                                                       --------
Total distributions                                       (0.29)
                                                       --------
NET ASSET VALUE, END OF PERIOD                         $  58.25
                                                       ========
TOTAL RETURN                                              16.52%/d/
                                                       ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                      $ 17,474
 Ratio of expenses to average                              0.48%
  net assets/e/
 Ratio of net investment income                            1.60%
  to average net assets/e/
 Portfolio turnover rate/f/                                   3%


--------
/a/  Commencement of operations.

/b/  Based on average shares outstanding throughout the period.
/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                    ISHARES S&P GLOBAL MATERIALS SECTOR INDEX FUND
                                   -----------------------------------------------
                                                                       PERIOD FROM
                                                                  SEP. 12, 2006/A/
                                                                                TO
                                                                     MAR. 31, 2007
                                   -----------------------------------------------
NET ASSET VALUE, BEGINNING OF                         $  48.72
                                                      --------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                 0.66
 Net realized and unrealized                             13.11
                                                      --------
  gain/c/
Total from investment operations                         13.77
                                                      --------
LESS DISTRIBUTIONS FROM:
 Net investment income                                   (0.16)
                                                      --------
Total distributions                                      (0.16)
                                                      --------
NET ASSET VALUE, END OF PERIOD                        $  62.33
                                                      ========
TOTAL RETURN                                             28.31%/d/
                                                      ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                     $ 74,791
 Ratio of expenses to average                             0.48%
  net assets/e/
 Ratio of net investment income                           2.11%
  to average net assets/e/
 Portfolio turnover rate/f/                                  5%


--------

/a/  Commencement of operations.
/b/  Based on average shares outstanding throughout the period.
/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                           67

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                 ISHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  55.74        $  47.65         $ 50.99         $ 33.46        $  51.91
                                     --------        --------         -------         -------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income (loss)            0.15/a/         0.05            0.59           (0.04)          (0.05)
 Net realized and unrealized             1.40            8.06           (3.31)          17.57          (18.40)
                                     --------        --------         -------         -------        --------
  gain (loss)/b/
Total from investment operations         1.55            8.11           (2.72)          17.53          (18.45)
                                     --------        --------         -------         -------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (0.13)          (0.02)          (0.57)              -               -
 Return of capital                          -               -           (0.05)              -               -
                                     --------        --------         -------         -------        --------
Total distributions                     (0.13)          (0.02)          (0.62)              -               -
                                     --------        --------         -------         -------        --------
NET ASSET VALUE, END OF YEAR         $  57.16        $  55.74         $ 47.65         $ 50.99        $  33.46
                                     ========        ========         =======         =======        ========
TOTAL RETURN                             2.77%          17.03%          (5.40)%         52.39%         (35.54)%
                                     ========        ========         =======         =======        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $197,192        $108,695         $42,887         $28,045        $  6,692
 Ratio of expenses to average            0.49%           0.66%           0.66%           0.65%           0.66%
  net assets
 Ratio of net investment income
(loss) to
  average net assets                     0.27%           0.16%           1.25%          (0.14)%         (0.16)%
 Portfolio turnover rate/c/                 6%             13%              7%              5%              4%


--------

/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with changes in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                             ISHARES S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $  50.98        $  50.00         $ 46.10         $ 33.40        $  44.84
                                     --------        --------         -------         -------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                   2.17/a/         1.37/a/         0.75            0.62            0.65
 Net realized and unrealized            13.78            0.84            3.82           12.73          (11.45)
                                     --------        --------         -------         -------        --------
  gain (loss)/b/
Total from investment operations        15.95            2.21            4.57           13.35          (10.80)
                                     --------        --------         -------         -------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (1.51)          (1.23)          (0.67)          (0.65)          (0.64)
                                     --------        --------         -------         -------        --------
Total distributions                     (1.51)          (1.23)          (0.67)          (0.65)          (0.64)
                                     --------        --------         -------         -------        --------
NET ASSET VALUE, END OF YEAR         $  65.42        $  50.98         $ 50.00         $ 46.10        $  33.40
                                     ========        ========         =======         =======        ========
TOTAL RETURN                            31.40%           4.55%           9.84%          40.06%         (24.24)%
                                     ========        ========         =======         =======        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $232,238        $ 71,378         $42,499         $20,747        $ 10,020
 Ratio of expenses to average            0.49%           0.65%           0.65%           0.65%           0.65%
  net assets
 Ratio of net investment income
to average
  net assets                             3.65%           2.72%           2.24%           1.54%           1.78%
 Portfolio turnover rate/c/                 8%             11%             13%              7%              9%


--------

/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
     68
[GRAPHIC APPEARS HERE]

ISHARES TRUST

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                    ISHARES S&P GLOBAL UTILITIES SECTOR INDEX FUND
                                   -----------------------------------------------
                                                                       PERIOD FROM
                                                                  SEP. 12, 2006/A/
                                                                                TO
                                                                     MAR. 31, 2007
                                   -----------------------------------------------
NET ASSET VALUE, BEGINNING OF                         $  49.99
                                                      --------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                                 0.58
 Net realized and unrealized                             10.01
                                                      --------
  gain/c/
Total from investment operations                         10.59
                                                      --------
LESS DISTRIBUTIONS FROM:
 Net investment income                                   (0.33)
                                                      --------
Total distributions                                      (0.33)
                                                      --------
NET ASSET VALUE, END OF PERIOD                        $  60.25
                                                      ========
TOTAL RETURN                                             21.23%/d/
                                                      ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                     $ 27,111
 Ratio of expenses to average                             0.48%
  net assets/e/
 Ratio of net investment income                           1.91%
  to average net assets/e/
 Portfolio turnover rate/f/                                  4%


--------
/a/  Commencement of operations.

/b/  Based on average shares outstanding throughout the period.
/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                    ISHARES S&P U.S. PREFERRED STOCK INDEX FUND
                                   --------------------------------------------
                                                                    PERIOD FROM
                                                               MAR. 26, 2007/A/
                                                                             TO
                                                                  MAR. 31, 2007
                                   --------------------------------------------
NET ASSET VALUE, BEGINNING OF                        $ 49.96
                                                     -------
  PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income/b/                               0.14
 Net realized and unrealized                           (0.04)
                                                     -------
  loss/c/
Total from investment operations                        0.10
                                                     -------
NET ASSET VALUE, END OF PERIOD                       $ 50.06
                                                     =======
TOTAL RETURN                                            0.20%/d/
                                                     =======
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000s)                    $25,031
 Ratio of expenses to average                           0.48%
  net assets/e/
 Ratio of net investment income                        21.16%
  to average net assets/e/
 Portfolio turnover rate/f/                                0%


--------

/a/  Commencement of operations.
/b/  Based on average shares outstanding throughout the period.
/c/ The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/d/  Not annualized.
/e/  Annualized for periods of less than one year.
/f/ Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                           69

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                        ISHARES S&P EUROPE 350 INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $    88.51      $    75.29      $    64.39       $  42.88        $  59.04
                                    ----------      ----------      ----------       --------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                    2.43/a/         1.92            1.36           1.13            1.18
 Net realized and unrealized             19.12           13.18           10.89          21.49          (16.28)
                                    ----------      ----------      ----------       --------        --------
  gain (loss)/b/
Total from investment operations         21.55           15.10           12.25          22.62          (15.10)
                                    ----------      ----------      ----------       --------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (2.08)          (1.88)          (1.35)         (1.11)          (1.06)
                                    ----------      ----------      ----------       --------        --------
Total distributions                      (2.08)          (1.88)          (1.35)         (1.11)          (1.06)
                                    ----------      ----------      ----------       --------        --------
NET ASSET VALUE, END OF YEAR        $   107.98      $    88.51      $    75.29       $  64.39        $  42.88
                                    ==========      ==========      ==========       ========        ========
TOTAL RETURN                             24.44%          20.30%          19.04%         52.85%         (25.73)%
                                    ==========      ==========      ==========       ========        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $2,564,551      $1,575,443      $1,182,054       $772,664        $375,187
 Ratio of expenses to average             0.60%           0.60%           0.60%          0.60%           0.60%
  net assets
 Ratio of net investment income
to average
  net assets                              2.47%           2.47%           2.26%          2.17%           2.11%
 Portfolio turnover rate/c/                  4%              7%              5%             5%              6%


--------

/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.



                                                     ISHARES S&P LATIN AMERICA 40 INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF       $   140.67      $    81.84       $  62.19         $ 35.58        $  52.49
                                    ----------      ----------       --------         -------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                    3.17/a/         3.06/a/        0.88            0.77            0.89
 Net realized and unrealized             37.91           57.46          19.71           26.58          (16.88)
                                    ----------      ----------       --------         -------        --------
  gain (loss)/b/
Total from investment operations         41.08           60.52          20.59           27.35          (15.99)
                                    ----------      ----------       --------         -------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                   (3.26)          (1.69)         (0.94)          (0.74)          (0.92)
                                    ----------      ----------       --------         -------        --------
Total distributions                      (3.26)          (1.69)         (0.94)          (0.74)          (0.92)
                                    ----------      ----------       --------         -------        --------
NET ASSET VALUE, END OF YEAR        $   178.49      $   140.67       $  81.84         $ 62.19        $  35.58
                                    ==========      ==========       ========         =======        ========
TOTAL RETURN                             29.39%          74.23%         33.17%          77.07%         (30.54)%
                                    ==========      ==========       ========         =======        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)     $1,490,362      $1,554,429       $335,564         $83,960        $  8,895
 Ratio of expenses to average             0.50%           0.50%          0.50%           0.50%           0.50%
  net assets
 Ratio of net investment income
to average
  net assets                              2.08%           2.58%          2.00%           2.61%           2.42%
 Portfolio turnover rate/c/                  7%             12%             6%             13%              9%


--------

/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
     70
[GRAPHIC APPEARS HERE]

ISHARES TRUST


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                         ISHARES S&P/TOPIX 150 INDEX FUND
                                  ------------------------------------------------------------------------------
                                       YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED
                                    MAR. 31, 2007   MAR. 31, 2006   MAR. 31, 2005   MAR. 31, 2004  MAR. 31, 2003
                                  --------------- --------------- --------------- --------------- --------------
NET ASSET VALUE, BEGINNING OF        $ 124.49        $  90.72         $ 94.57         $ 57.21        $  73.59
                                     --------        --------         -------         -------        --------
  YEAR
INCOME FROM INVESTMENT
  OPERATIONS:
 Net investment income                   0.85/a/         0.90/a/         0.43            0.44            0.60
 Net realized and unrealized             3.67           33.25           (3.94)          37.16          (16.28)
                                     --------        --------         -------         -------        --------
  gain (loss)/b/
Total from investment operations         4.52           34.15           (3.51)          37.60          (15.68)
                                     --------        --------         -------         -------        --------
LESS DISTRIBUTIONS FROM:
 Net investment income                  (0.76)          (0.38)          (0.34)          (0.24)          (0.70)
                                     --------        --------         -------         -------        --------
Total distributions                     (0.76)          (0.38)          (0.34)          (0.24)          (0.70)
                                     --------        --------         -------         -------        --------
NET ASSET VALUE, END OF YEAR         $ 128.25        $ 124.49         $ 90.72         $ 94.57        $  57.21
                                     ========        ========         =======         =======        ========
TOTAL RETURN                             3.65%          37.67%          (3.71)%         65.79%         (21.36)%
                                     ========        ========         =======         =======        ========
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000s)      $365,514        $317,439         $95,254         $56,742        $  8,581
 Ratio of expenses to average            0.50%           0.50%           0.50%           0.50%           0.50%
  net assets
 Ratio of net investment income
to average
  net assets                             0.69%           0.85%           0.67%           1.00%           0.26%
 Portfolio turnover rate/c/                 2%              7%              4%              4%              4%


--------

/a/  Based on average shares outstanding throughout the period.
/b/ The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
/c/ Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.


--------------------------------------------------------------------------------
                                                                           71

Index Provider

Standard & Poor's (a division of The McGraw-Hill Companies, Inc.) is the Index Provider for the Underlying Indexes. The Index Provider is not affiliated with the Trust, BGI, BGFA, the Distributor or any of their respective affiliates.

Standard & Poor's provides financial, economic and investment information and analytical services to the financial community. Standard & Poor's calculates and maintains the Standard & Poor's Global 1200 Index, which includes the Standard & Poor's 500 for the U.S., the Standard & Poor's Europe 350 for Continental Europe and the U.K., the Standard & Poor's/TOPIX 150 for Japan, the Standard & Poor's Asia Pacific 50, and the Standard & Poor's Latin America 40. Sector indexes in the S&P Global 100 Index include the Standard & Poor's Global Energy Sector Index, the Standard & Poor's Global Financials Sector Index, the Standard & Poor's Global Healthcare Sector Index, the Standard & Poor's Global Information Technology Sector Index, and the Standard & Poor's Global Telecommunications Sector Index. Standard & Poor's also publishes the Standard & Poor's MidCap 400, Standard & Poor's SmallCap 600, Standard & Poor's Composite 1500 and Standard & Poor's REIT Composite for the U.S. Standard & Poor's calculates and maintains the S&P/Citigroup Global Equity Index Series, a set of comprehensive rules-based benchmarks covering developed and emerging countries around the world. Company additions to and deletions from a Standard & Poor's equity index do not in any way reflect an opinion on the investment merits of the company.

BGI has entered into a license agreement with each of the Index Provider to use the Underlying Indexes. BGI is sub-licensing rights in the Underlying Indexes to the Trust at no charge.


--------------------------------------------------------------------------------
     72
[GRAPHIC APPEARS HERE]

Disclaimers
THE FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S. STANDARD & POOR'S MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF SHARES OF THE FUNDS OR TO ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OWNING OR TRADING IN SHARES OF THE FUNDS. STANDARD & POOR'S ONLY RELATIONSHIP TO THE TRUST, BGI OR BGFA IS THE LICENSING OF CERTAIN TRADEMARKS, TRADE NAMES AND SERVICE MARKS OF STANDARD & POOR'S AND OF THE STANDARD & POOR'S INDEXES WHICH ARE DETERMINED, COMPOSED, AND CALCULATED BY STANDARD & POOR'S WITHOUT REGARD TO THE TRUST, BGI OR BGFA. STANDARD & POOR'S HAS NO OBLIGATION TO TAKE THE NEEDS OF BGI, BGFA OR THE OWNERS OF SHARES INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE STANDARD & POOR'S INDEXES. STANDARD & POOR'S IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OR TIMING OF, THE PRICES, OR QUANTITIES OF SHARES TO BE LISTED OR SALE OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH SHARES ARE TO BE CONVERTED INTO CASH. STANDARD & POOR'S HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION OF THE TRUST, OR THE MARKETING OR TRADING OF SHARES. STANDARD & POOR'S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE STANDARD & POOR'S INDEXES OR ANY DATA INCLUDED THEREIN AND STANDARD & POOR'S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STANDARD & POOR'S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BGI, BGFA, OWNERS OF SHARES OF THE TRUST, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE STANDARD & POOR'S INDEXES OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE STANDARD & POOR'S INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY LOST PROFIT OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS BETWEEN STANDARD & POOR'S AND BGI AND BGFA.

SHARES OF THE FUND ARE NOT SPONSORED, ENDORSED OR PROMOTED BY THE CBOE. THE CBOE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE ISHARES S&P 100 INDEX FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF THE FUND TO TRACK THE TOTAL RETURN PERFORMANCE OF ITS UNDERLYING INDEX OR THE ABILITY OF THE UNDERLYING INDEX TO TRACK STOCK MARKET PERFORMANCE. THE CBOE IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE COMPILATION OR THE CALCULATION OF THE UNDERLYING INDEX OF THE ISHARES S&P 100 INDEX FUND, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE ISHARES S&P 100 INDEX FUND TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE CBOE HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE ISHARES S&P 100 INDEX FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUND.

THE CBOE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OF THE ISHARES S&P 100 INDEX FUND OR ANY DATA INCLUDED THEREIN. THE CBOE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST ON BEHALF OF THE FUND AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE ISHARES S&P 100 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SUBJECT INDICES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE CBOE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE UNDERLYING INDEX OF THE ISHARES S&P 100 INDEX FUND OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CBOE HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SHARES OF THE FUNDS ARE NOT SPONSORED, ENDORSED OR PROMOTED BY THE AMEX. THE AMEX MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF ANY FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF ANY FUND TO TRACK THE TOTAL RETURN PERFORMANCE OF ANY UNDERLYING INDEX OR THE ABILITY OF ANY UNDERLYING INDEX IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE AMEX IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE


--------------------------------------------------------------------------------
                                                                           73

DETERMINATION OF THE COMPILATION OR THE CALCULATION OF ANY UNDERLYING INDEX, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE SHARES OF ANY FUND TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE AMEX HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF ANY FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUNDS.

THE AMEX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST ON BEHALF OF THE FUNDS AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE AMEX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE AMEX HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SHARES OF THE FUNDS ARE NOT SPONSORED, ENDORSED OR PROMOTED BY THE NYSE. THE NYSE MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF ANY FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF A FUND TO TRACK THE TOTAL RETURN PERFORMANCE OF ANY UNDERLYING INDEX OR THE ABILITY OF ANY UNDERLYING INDEX IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. THE NYSE IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE COMPILATION OR THE CALCULATION OF ANY UNDERLYING INDEX, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF THE SHARES OF ANY FUND TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. THE NYSE HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF ANY FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUNDS.

THE NYSE DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. THE NYSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST ON BEHALF OF ITS FUNDS AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SUBJECT INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. THE NYSE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE NYSE HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

BGFA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN AND BGFA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

BGFA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, TO THE OWNERS OF THE SHARES OF A FUND, OR TO ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. BGFA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BGFA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


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     74
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Supplemental Information

I. Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's NAV. NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns ("Market Price") of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.


Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.


The following information shows the frequency distributions of premiums and discounts for each Fund included in this Prospectus. The information shown for each Fund, except for the iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Materials Sector Index Fund, iShares S&P Global Utilities Sector Index Fund and iShares S&P U.S. Preferred Stock Index Fund, is for each full calendar quarter of 2006 through June 30, 2007.

The information shown for the iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Materials Sector Index Fund and iShares S&P Global Utilities Sector Index Fund is for each full calendar quarter from October 1, 2006 through June 30, 2007.

The information shown for the iShares S&P U.S. Preferred Stock Index Fund is for the full calendar quarter from April 1, 2007 through June 30, 2007.

EACH LINE IN THE TABLE SHOWS THE NUMBER OF TRADING DAYS IN WHICH A FUND TRADES WITHIN THE PREMIUM/DISCOUNT RANGE INDICATED. THE NUMBER OF TRADING DAYS IN EACH PREMIUM/DISCOUNT RANGE IS ALSO SHOWN AS A PERCENTAGE OF THE TOTAL NUMBER OF TRADING DAYS IN THE PERIOD COVERED BY EACH TABLE. ALL DATA PRESENTED HERE REPRESENTS PAST PERFORMANCE, WHICH CANNOT BE USED TO PREDICT FUTURE RESULTS.



FUND                         PREMIUM/DISCOUNT RANGE                     NUMBER OF DAYS    PERCENTAGE OF TOTAL DAYS
===========================  ========================================  ================  =========================
iShares S&P 100 Index Fund   Greater than 1.0% and Less than 1.5%               1                    0.27%
                             Greater than 0.5% and Less than 1.0%               4                    1.07
                             BETWEEN 0.5% AND -0.5%                           368                   98.12
                             Less than -0.5% and Greater than -1.0%             2                    0.54
                                                                              ---                   -----
                                                                              375                  100.00%
                                                                              ===                  ======
iShares S&P 500 Index Fund   Greater than 1.0% and Less than 1.5%               1                    0.27%
                             Greater than 0.5% and Less than 1.0%               3                    0.80
                             BETWEEN 0.5% AND -0.5%                           370                   98.66
                             Less than -0.5% and Greater than -1.0%             1                    0.27
                                                                              ---                  ------
                                                                              375                  100.00%
                                                                              ===                  ======


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                                                                           75

FUND                               PREMIUM/DISCOUNT RANGE                     NUMBER OF DAYS    PERCENTAGE OF TOTAL DAYS
=================================  ========================================  ================  =========================
iShares S&P 500 Growth Index Fund  Greater than 0.5% and Less than 1.0%               3                    0.80%
                                   BETWEEN 0.5% AND -0.5%                           371                   98.93
                                   Less than -0.5% and Greater than -1.0%             1                    0.27
                                                                                    ---                   -----
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares S&P 500 Value Index Fund   Greater than 0.5% and Less than 1.0%               2                    0.54%
                                   BETWEEN 0.5% AND -0.5%                           372                   99.19
                                   Less than -0.5% and Greater than -1.0%             1                    0.27
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares S&P MidCap 400 Index Fund  Greater than 0.5% and Less than 1.0%               1                    0.27%
                                   BETWEEN 0.5% AND -0.5%                           374                   99.73
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares S&P MidCap 400 Growth
Index
 Fund                              Greater than 0.5% and Less than 1.0%               1                    0.27%
                                   BETWEEN 0.5% AND -0.5%                           374                   99.73
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares S&P MidCap 400 Value       Greater than 0.5% and Less than 1.0%               1                    0.27%
  Index Fund
                                   BETWEEN 0.5% AND -0.5%                           373                   99.46
                                   Less than -0.5% and Greater than -1.0%             1                    0.27
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares S&P SmallCap 600 Index     Greater than 0.5% and Less than 1.0%               5                    1.34%
  Fund
                                   BETWEEN 0.5% AND -0.5%                           366                   97.59
                                   Less than -0.5% and Greater than -1.0%             3                    0.80
                                   Less than -1.0%                                    1                    0.27
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares S&P SmallCap 600 Growth
Index
 Fund                              Greater than 0.5% and Less than 1.0%               3                    0.80%
                                   BETWEEN 0.5% AND -0.5%                           370                   98.66
                                   Less than -0.5% and Greater than -1.0%             2                    0.54
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares S&P SmallCap 600 Value
Index
 Fund                              Greater than 0.5% and Less than 1.0%               5                    1.34%
                                   BETWEEN 0.5% AND -0.5%                           367                   97.86
                                   Less than -0.5% and Greater than -1.0%             3                    0.80
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======


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     76
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FUND                               PREMIUM/DISCOUNT RANGE                     NUMBER OF DAYS    PERCENTAGE OF TOTAL DAYS
=================================  ========================================  ================  =========================
iShares S&P 1500 Index Fund        Greater than 1.0%                                  1                    0.27%
                                   Greater than 0.5% and Less than 1.0%               3                    0.80
                                   BETWEEN 0.5% AND -0.5%                           370                   98.66
                                   Less than -0.5% and Greater than -1.0%             1                    0.27
                                                                                    ---                   -----
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares S&P Global 100 Index Fund  Greater than 1.0% and Less than 1.5%               3                    0.80%
                                   Greater than 0.5% and Less than 1.0%              16                    4.27
                                   BETWEEN 0.5% AND -0.5%                           351                   93.59
                                   Less than -0.5% and Greater than -1.0%             4                    1.07
                                   Less than -1.0% and Greater than -1.5%             1                    0.27
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares S&P Global Consumer
 Discretionary Sector Index Fund   Greater than 1.0% and Less than 1.5%               1                    0.53%
                                   Greater than 0.5% and Less than 1.0%               9                    4.82
                                   BETWEEN 0.5% AND -0.5%                           173                   92.52
                                   Less than -0.5% and Greater than -1.0%             3                    1.60
                                   Less than -1.0% and Greater than -1.5%             1                    0.53
                                                                                    ---                  ------
                                                                                    187                  100.00%
                                                                                    ===                  ======
iShares S&P Global Consumer
Staples
 Sector Index Fund                 Greater than 1.0% and Less than 1.5%               1                    0.53%
                                   Greater than 0.5% and Less than 1.0%              19                   10.16
                                   BETWEEN 0.5% AND -0.5%                           165                   88.25
                                   Less than -0.5% and Greater than -1.0%             1                    0.53
                                   Less than -1.0%                                    1                    0.53
                                                                                    ---                  ------
                                                                                    187                  100.00%
                                                                                    ===                  ======
iShares S&P Global Energy Sector
Index
 Fund                              Greater than 0.5% and Less than 1.0%               5                    1.34%
                                   BETWEEN 0.5% AND -0.5%                           366                   97.59
                                   Less than -0.5% and Greater than -1.0%             3                    0.80
                                   Less than -1.0%                                    1                    0.27
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares S&P Global Financials
Sector Index
 Fund                              Greater than 1.0% and Less than 1.5%               3                    0.80%
                                   Greater than 0.5% and Less than 1.0%              63                   16.80
                                   BETWEEN 0.5% AND -0.5%                           295                   78.67
                                   Less than -0.5% and Greater than -1.0%            11                    2.93
                                   Less than -1.0%                                    3                    0.80
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======


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                                                                           77

FUND                             PREMIUM/DISCOUNT RANGE                     NUMBER OF DAYS    PERCENTAGE OF TOTAL DAYS
===============================  ========================================  ================  =========================
iShares S&P Global Healthcare
Sector Index
 Fund                            Greater than 0.5% and Less than 1.0%              14                    3.73%
                                 BETWEEN 0.5% AND -0.5%                           358                   95.46
                                 Less than -0.5% and Greater than -1.0%             2                    0.54
                                 Less than -1.0%                                    1                    0.27
                                                                                  ---                   -----
                                                                                  375                  100.00%
                                                                                  ===                  ======
iShares S&P Global Industrials
Sector Index
 Fund                            Greater than 1.0% and Less than 1.5%               3                    1.60%
                                 Greater than 0.5% and Less than 1.0%              24                   12.83
                                 BETWEEN 0.5% AND -0.5%                           157                   83.98
                                 Less than -0.5% and Greater than -1.0%             2                    1.06
                                 Less than -1.0% and Greater than -1.5%             1                    0.53
                                                                                  ---                  ------
                                                                                  187                  100.00%
                                                                                  ===                  ======
iShares S&P Global Materials
Sector Index
 Fund                            Greater than 1.0%                                  1                    0.53%
                                 Greater than 0.5% and Less than 1.0%              38                   20.32
                                 BETWEEN 0.5% AND -0.5%                           137                   73.28
                                 Less than -0.5% and Greater than -1.0%             8                    4.28
                                 Less than -1.0% and Greater than -1.5%             2                    1.06
                                 Less than -1.5% and Greater than -2.0%             1                    0.53
                                                                                  ---                  ------
                                                                                  187                  100.00%
                                                                                  ===                  ======
iShares S&P Global Technology
Sector
 Index Fund                      Greater than 1.0% and Less than 1.5%               3                    0.80%
                                 Greater than 0.5% and Less than 1.0%              38                   10.13
                                 BETWEEN 0.5% AND -0.5%                           324                   86.40
                                 Less than -0.5% and Greater than -1.0%             9                    2.40
                                 Less than -1.0%                                    1                    0.27
                                                                                  ---                  ------
                                                                                  375                  100.00%
                                                                                  ===                  ======
iShares S&P Global
Telecommunications
 Sector Index Fund               Greater than 1.0% and Less than 1.5%               5                    1.34%
                                 Greater than 0.5% and Less than 1.0%              77                   20.53
                                 BETWEEN 0.5% AND -0.5%                           283                   75.46
                                 Less than -0.5% and Greater than -1.0%             8                    2.13
                                 Less than -1.0%                                    2                    0.54
                                                                                  ---                  ------
                                                                                  375                  100.00%
                                                                                  ===                  ======
iShares S&P Global Utilities
Sector Index
 Fund                            Greater than 1.5% and Less than 2.0%               1                    0.53%
                                 Greater than 1.0% and Less than 1.5%               2                    1.06
                                 Greater than 0.5% and Less than 1.0%              49                   26.22
                                 BETWEEN 0.5% AND -0.5%                           133                   71.13
                                 Less than -0.5% and Greater than -1.0%             1                    0.53
                                 Less than -1.0% and Greater than -1.5%             1                    0.53
                                                                                  ---                  ------
                                                                                  187                  100.00%
                                                                                  ===                  ======


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     78
[GRAPHIC APPEARS HERE]

FUND                               PREMIUM/DISCOUNT RANGE                     NUMBER OF DAYS    PERCENTAGE OF TOTAL DAYS
=================================  ========================================  ================  =========================
iShares S&P Europe 350 Index Fund  Greater than 2.0% and Less than 2.5%               2                    0.54%
                                   Greater than 1.5% and Less than 2.0%               1                    0.27
                                   Greater than 1.0% and Less than 1.5%              10                    2.66
                                   Greater than 0.5% and Less than 1.0%              92                   24.53
                                   BETWEEN 0.5% AND -0.5%                           251                   66.93
                                   Less than -0.5% and Greater than -1.0%            15                    4.00
                                   Less than -1.0% and Greater than -1.5%             3                    0.80
                                   Less than -1.5%                                    1                    0.27
                                                                                    ---                   -----
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares S&P Latin America 40       Greater than 0.5% and Less than 1.0%               4                    1.07%
  Index Fund
                                   BETWEEN 0.5% AND -0.5%                           359                   95.73
                                   Less than -0.5% and Greater than -1.0%            11                    2.93
                                   Less than -1.0%                                    1                    0.27
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares S&P/TOPIX 150 Index Fund   Greater than 3.0% and Less than 3.5%               2                    0.54%
                                   Greater than 2.5% and Less than 3.0%               1                    0.27
                                   Greater than 2.0% and Less than 2.5%               2                    0.54
                                   Greater than 1.5% and Less than 2.0%               9                    2.40
                                   Greater than 1.0% and Less than 1.5%              31                    8.26
                                   Greater than 0.5% and Less than 1.0%              80                   21.32
                                   BETWEEN 0.5% AND -0.5%                           184                   49.06
                                   Less than -0.5% and Greater than -1.0%            43                   11.46
                                   Less than -1.0% and Greater than -1.5%            12                    3.20
                                   Less than -1.5% and Greater than -2.0%             6                    1.60
                                   Less than -2.0% and Greater than -2.5%             1                    0.27
                                   Less than -2.5% and Greater than -3.0%             1                    0.27
                                   Less than -3.0% and Greater than -3.5%             2                    0.54
                                   Less than -3.5%                                    1                    0.27
                                                                                    ---                  ------
                                                                                    375                  100.00%
                                                                                    ===                  ======
iShares S&P U.S. Preferred Stock
Index
 Fund                              Greater than 0.5% and Less than 1.0%               1                    1.59%
                                   BETWEEN 0.5% AND -0.5%                            62                   98.41
                                                                                    ---                  ------
                                                                                     63                  100.00%
                                                                                    ===                  ======


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                                                                           79

II. Total Return Information

The tables below present information about the total return of each Fund's Underlying Index and the total return of each Fund. The information presented for each Fund is for its fiscal year ended March 31, 2007.

"Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share NAV is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate Market Price is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Funds' NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund's inception, for the period from inception to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.


                           ISHARES S&P 100 INDEX FUND

                        PERFORMANCE AS OF MARCH 31, 2007



                                    Average Annual Total Returns
====================================================================================================
              YEAR ENDED 3/31/07               FIVE YEARS ENDED 3/31/07    INCEPTION TO 3/31/07*
============================================== ======================== ============================
             NAV              MARKET    INDEX    NAV    MARKET   INDEX     NAV      MARKET    INDEX
============================ ======== ======== ======= ======== ======= ========= ========= ========
  12.82%                     12.65%   13.05%   4.25%    4.25%   4.44%   (0.25)%   (0.25)%   (0.06)%



                                     Cumulative Total Returns
==================================================================================================
            YEAR ENDED 3/31/07              FIVE YEARS ENDED 3/31/07     INCEPTION TO 3/31/07*
========================================== ========================== ============================
           NAV            MARKET    INDEX     NAV    MARKET    INDEX     NAV      MARKET    INDEX
======================== ======== ======== ======== ======== ======== ========= ========= ========
  12.82%                 12.65%   13.05%   23.13%   23.14%   24.28%   (1.58)%   (1.61)%   (0.40)%


--------

* Total returns for the periods since inception are calculated from the inception date of the Fund (10/23/00). The first day of secondary market trading in shares of the Fund was 10/27/00.


--------------------------------------------------------------------------------
     80
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                          ISHARES S&P 500 INDEX FUNDS

                        PERFORMANCE AS OF MARCH 31, 2007



                                                      Average Annual Total Returns
                                  ====================================================================
                                          YEAR ENDED 3/31/07              FIVE YEARS ENDED 3/31/07
                                  =================================== ================================
FUND                                  NAV        MARKET      INDEX        NAV      MARKET      INDEX
--------------------------------- =========== =========== =========== ========== ========== ==========
iShares S&P 500 Index Fund            11.75%      11.65%      11.83%      6.17%      6.21%      6.27%
iShares S&P 500 Growth Index Fund      7.86%       7.69%       8.08%      3.26%      3.27%      3.45%
iShares S&P 500 Value Index Fund      15.43%      15.29%      15.63%      8.88%      8.88%      9.06%

                                       Average Annual Total Returns
                                  ======================================
                                          INCEPTION TO 3/31/07*
                                  ======================================
FUND                                   NAV        MARKET        INDEX
--------------------------------- ============ ============ ============
iShares S&P 500 Index Fund             1.26%        1.26%        1.34%
iShares S&P 500 Growth Index Fund     (2.33)%      (2.35)%      (2.15)%
iShares S&P 500 Value Index Fund       5.65%        5.64%        5.82%



                                                         Cumulative Total Returns
                                  =======================================================================
                                          YEAR ENDED 3/31/07               FIVE YEARS ENDED 3/31/07
                                  =================================== ===================================
FUND                                  NAV        MARKET      INDEX        NAV        MARKET      INDEX
--------------------------------- =========== =========== =========== =========== =========== ===========
iShares S&P 500 Index Fund            11.75%      11.65%      11.83%      34.91%      35.15%      35.52%
iShares S&P 500 Growth Index Fund      7.86%       7.69%       8.08%      17.39%      17.45%      18.48%
iShares S&P 500 Value Index Fund      15.43%      15.29%      15.63%      53.00%      53.02%      54.30%

                                          Cumulative Total Returns
                                  =========================================
                                            INCEPTION TO 3/31/07*
                                  =========================================
FUND                                   NAV          MARKET        INDEX
--------------------------------- ============= ============= =============
iShares S&P 500 Index Fund              9.03%         9.01%         9.62%
iShares S&P 500 Growth Index Fund     (14.94)%      (15.03)%      (13.87)%
iShares S&P 500 Value Index Fund       45.76%        45.67%        47.43%


--------

* Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/ 22/00, respectively). The first day of secondary market trading in shares of each Fund was 5/19/00, 5/26/00 and 5/26/00, respectively.


                       ISHARES S&P MIDCAP 400 INDEX FUNDS

                        PERFORMANCE AS OF MARCH 31, 2007



                                                    Average Annual Total Returns
                                  =================================================================
                                         YEAR ENDED 3/31/07            FIVE YEARS ENDED 3/31/07
                                  ================================ ================================
FUND                                  NAV      MARKET      INDEX       NAV      MARKET      INDEX
--------------------------------- ========== ========== ========== ========== ========== ==========
iShares S&P MidCap 400 Index Fund     8.19%      8.33%      8.44%     10.53%     10.53%     10.70%
iShares S&P MidCap 400 Growth
Index
 Fund                                 5.34%      5.29%      5.57%      8.00%      8.01%      8.23%
iShares S&P MidCap 400 Value
Index
 Fund                                10.78%     10.98%     11.05%     12.76%     12.78%     12.98%

                                    Average Annual Total Returns
                                  ================================
                                       INCEPTION TO 3/31/07*
                                  ================================
FUND                                  NAV      MARKET      INDEX
--------------------------------- ========== ========== ==========
iShares S&P MidCap 400 Index Fund    10.30%     10.30%     10.48%
iShares S&P MidCap 400 Growth
Index
 Fund                                 3.72%      3.73%      3.98%
iShares S&P MidCap 400 Value
Index
 Fund                                15.01%     15.01%     15.25%



                                                        Cumulative Total Returns
                                  ====================================================================
                                         YEAR ENDED 3/31/07             FIVE YEARS ENDED 3/31/07
                                  ================================ ===================================
FUND                                  NAV      MARKET      INDEX       NAV        MARKET      INDEX
--------------------------------- ========== ========== ========== =========== =========== ===========
iShares S&P MidCap 400 Index Fund     8.19%      8.33%      8.44%      64.93%      64.93%      66.24%
iShares S&P MidCap 400 Growth
Index
 Fund                                 5.34%      5.29%      5.57%      46.94%      47.00%      48.47%
iShares S&P MidCap 400 Value
Index
 Fund                                10.78%     10.98%     11.05%      82.28%      82.45%      84.10%

                                       Cumulative Total Returns
                                  ===================================
                                         INCEPTION TO 3/31/07*
                                  ===================================
FUND                                  NAV        MARKET      INDEX
--------------------------------- =========== =========== ===========
iShares S&P MidCap 400 Index Fund     95.91%      95.97%      98.06%
iShares S&P MidCap 400 Growth
Index
 Fund                                 27.69%      27.72%      29.81%
iShares S&P MidCap 400 Value
Index
 Fund                                154.72%     154.77%     158.11%


--------

* Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/ 24/00, respectively). The first day of secondary market trading in shares of each Fund was 5/26/00, 7/28/00 and 7/28/00, respectively.


--------------------------------------------------------------------------------
                                                                           81

                     ISHARES S&P SMALLCAP 600 INDEX FUNDS

                        PERFORMANCE AS OF MARCH 31, 2007



                                                     Average Annual Total Returns
                                 ====================================================================
                                        YEAR ENDED 3/31/07             FIVE YEARS ENDED 3/31/07
                                 ================================ ===================================
FUND                                 NAV      MARKET      INDEX       NAV        MARKET      INDEX
-------------------------------- ========== ========== ========== =========== =========== ===========
iShares S&P SmallCap 600 Index       5.07%      4.87%      5.29%      11.51%      11.50%      11.69%
  Fund
iShares S&P SmallCap 600 Growth
Index
 Fund                                3.36%      3.41%      3.58%      11.25%      11.27%      11.51%
iShares S&P SmallCap 600 Value
Index
 Fund                                6.64%      6.72%      6.90%      11.42%      11.35%      11.68%

                                   Average Annual Total Returns
                                 ================================
                                      INCEPTION TO 3/31/07*
                                 ================================
FUND                                 NAV      MARKET      INDEX
-------------------------------- ========== ========== ==========
iShares S&P SmallCap 600 Index      12.22%     12.20%     12.40%
  Fund
iShares S&P SmallCap 600 Growth
Index
 Fund                                7.74%      7.73%      8.01%
iShares S&P SmallCap 600 Value
Index
 Fund                               14.07%     14.06%     14.36%



                                                       Cumulative Total Returns
                                 ====================================================================
                                        YEAR ENDED 3/31/07             FIVE YEARS ENDED 3/31/07
                                 ================================ ===================================
FUND                                 NAV      MARKET      INDEX       NAV        MARKET      INDEX
-------------------------------- ========== ========== ========== =========== =========== ===========
iShares S&P SmallCap 600 Index       5.07%      4.87%      5.29%      72.40%      72.32%      73.81%
  Fund
iShares S&P SmallCap 600 Growth
Index
 Fund                                3.36%      3.41%      3.58%      70.43%      70.58%      72.41%
iShares S&P SmallCap 600 Value
Index
 Fund                                6.64%      6.72%      6.90%      71.69%      71.16%      73.70%

                                      Cumulative Total Returns
                                 ===================================
                                        INCEPTION TO 3/31/07*
                                 ===================================
FUND                                 NAV        MARKET      INDEX
-------------------------------- =========== =========== ===========
iShares S&P SmallCap 600 Index      120.59%     120.27%     123.02%
  Fund
iShares S&P SmallCap 600 Growth
Index
 Fund                                64.66%      64.51%      67.34%
iShares S&P SmallCap 600 Value
Index
 Fund                               141.24%     141.05%     145.13%


--------

* Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/ 24/00, respectively). The first day of secondary market trading in shares of each Fund was 5/26/00, 7/28/00 and 7/28/00, respectively.


                          ISHARES S&P 1500 INDEX FUND

                        PERFORMANCE AS OF MARCH 31, 2007



                     Average Annual Total Returns
======================================================================
              YEAR ENDED 3/31/07                INCEPTION TO 3/31/07*
============================================== =======================
             NAV              MARKET    INDEX    NAV    MARKET   INDEX
============================ ======== ======== ======= ======== ======
  11.02%                     10.94%   11.26%   9.43%    9.41%   9.65%



                      Cumulative Total Returns
====================================================================
            YEAR ENDED 3/31/07               INCEPTION TO 3/31/07*
========================================== =========================
           NAV            MARKET    INDEX     NAV    MARKET   INDEX
======================== ======== ======== ======== ======== =======
  11.02%                 10.94%   11.26%   33.39%   33.31%   34.17%


--------

* Total returns for the periods since inception are calculated from the inception date of the Fund (1/20/04). The first day of secondary market trading in shares of the Fund was 1/23/04.

                  ISHARES S&P U.S. PREFERRED STOCK INDEX FUND
                        PERFORMANCE AS OF MARCH 31, 2007



        Cumulative Total Returns
========================================
         INCEPTION TO 3/31/07*
========================================
           NAV            MARKET   INDEX
======================== ======== ======
  0.20%                   0.26%   0.19%


--------

* Total returns for the period since inception are calculated from an inception date of 3/26/07. The first day of secondary market trading in shares of the Fund was 3/30/07.


--------------------------------------------------------------------------------
     82
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                       ISHARES S&P GLOBAL 100 INDEX FUND

                        PERFORMANCE AS OF MARCH 31, 2007



                                 Average Annual Total Returns
===============================================================================================
              YEAR ENDED 3/31/07               FIVE YEARS ENDED 3/31/07  INCEPTION TO 3/31/07*
============================================== ======================== =======================
             NAV              MARKET    INDEX    NAV    MARKET   INDEX    NAV    MARKET   INDEX
============================ ======== ======== ======= ======== ======= ======= ======== ======
  14.60%                     14.58%   15.31%   6.97%    6.99%   7.56%   1.74%    1.76%   2.45%



                                   Cumulative Total Returns
===============================================================================================
            YEAR ENDED 3/31/07              FIVE YEARS ENDED 3/31/07    INCEPTION TO 3/31/07*
========================================== ========================== =========================
           NAV            MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
======================== ======== ======== ======== ======== ======== ======== ======== =======
  14.60%                 14.58%   15.31%   40.07%   40.18%   43.94%   11.49%   11.69%   16.56%


--------

* Total returns for the periods since inception are calculated from the inception date of the Fund (12/5/00). The first day of secondary market trading in shares of the Fund was 12/8/00.

          ISHARES S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND
                        PERFORMANCE AS OF MARCH 31, 2007



        Cumulative Total Returns
=========================================
          INCEPTION TO 3/31/07*
=========================================
           NAV            MARKET   INDEX
======================== ======== =======
  15.85%                 15.93%   16.40%


--------

* Total returns for the period since inception are calculated from an inception date of 9/12/06. The first day of secondary market trading in shares of the Fund was 9/21/06.

             ISHARES S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND
                        PERFORMANCE AS OF MARCH 31, 2007



        Cumulative Total Returns
=========================================
          INCEPTION TO 3/31/07*
=========================================
           NAV            MARKET   INDEX
======================== ======== =======
  10.54%                 11.06%   11.07%


--------

* Total returns for the period since inception are calculated from an inception date of 9/12/06. The first day of secondary market trading in shares of the Fund was 9/21/06.


--------------------------------------------------------------------------------
                                                                           83

                  ISHARES S&P GLOBAL ENERGY SECTOR INDEX FUND

                        PERFORMANCE AS OF MARCH 31, 2007



                                   Average Annual Total Returns
===================================================================================================
              YEAR ENDED 3/31/07                FIVE YEARS ENDED 3/31/07    INCEPTION TO 3/31/07*
============================================== ========================== =========================
             NAV              MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
============================ ======== ======== ======== ======== ======== ======== ======== =======
  11.37%                     11.15%   11.97%   17.06%   17.07%   17.14%   17.84%   17.86%   17.93%



                                      Cumulative Total Returns
=====================================================================================================
            YEAR ENDED 3/31/07               FIVE YEARS ENDED 3/31/07       INCEPTION TO 3/31/07*
========================================== ============================= ============================
           NAV            MARKET    INDEX     NAV      MARKET    INDEX      NAV      MARKET    INDEX
======================== ======== ======== ========= ========= ========= ========= ========= ========
  11.37%                 11.15%   11.97%   119.85%   119.93%   120.56%   142.05%   142.18%   142.81%


--------

* Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). The first day of secondary market trading in shares of the Fund was 11/16/01.


                ISHARES S&P GLOBAL FINANCIALS SECTOR INDEX FUND

                        PERFORMANCE AS OF MARCH 31, 2007



                                   Average Annual Total Returns
===================================================================================================
              YEAR ENDED 3/31/07                FIVE YEARS ENDED 3/31/07    INCEPTION TO 3/31/07*
============================================== ========================== =========================
             NAV              MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
============================ ======== ======== ======== ======== ======== ======== ======== =======
  14.74%                     14.13%   15.55%   12.61%   12.61%   13.51%   12.61%   12.63%   13.54%



                                   Cumulative Total Returns
===============================================================================================
            YEAR ENDED 3/31/07              FIVE YEARS ENDED 3/31/07    INCEPTION TO 3/31/07*
========================================== ========================== =========================
           NAV            MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
======================== ======== ======== ======== ======== ======== ======== ======== =======
  14.74%                 14.13%   15.55%   81.11%   81.09%   88.48%   89.52%   89.70%   98.00%


--------

* Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). The first day of secondary market trading in shares of the Fund was 11/16/01.


                ISHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

                        PERFORMANCE AS OF MARCH 31, 2007



                                 Average Annual Total Returns
==============================================================================================
             YEAR ENDED 3/31/07               FIVE YEARS ENDED 3/31/07  INCEPTION TO 3/31/07*
============================================= ======================== =======================
             NAV              MARKET   INDEX    NAV    MARKET   INDEX    NAV    MARKET   INDEX
============================ ======== ======= ======= ======== ======= ======= ======== ======
  8.22%                       8.01%   8.88%   3.99%    4.04%   4.60%   3.53%    3.55%   4.12%



                                   Cumulative Total Returns
==============================================================================================
           YEAR ENDED 3/31/07              FIVE YEARS ENDED 3/31/07    INCEPTION TO 3/31/07*
========================================= ========================== =========================
           NAV            MARKET   INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
======================== ======== ======= ======== ======== ======== ======== ======== =======
  8.22%                   8.01%   8.88%   21.64%   21.92%   25.21%   20.51%   20.64%   24.26%


--------

* Total returns for the periods since inception are calculated from the inception date of the Fund (11/13/01). The first day of secondary market trading in shares of the Fund was 11/21/01.


--------------------------------------------------------------------------------
     84
[GRAPHIC APPEARS HERE]

               ISHARES S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND
                        PERFORMANCE AS OF MARCH 31, 2007



        Cumulative Total Returns
=========================================
          INCEPTION TO 3/31/07*
=========================================
           NAV            MARKET   INDEX
======================== ======== =======
  16.52%                 16.82%   17.39%


--------

* Total returns for the period since inception are calculated from an inception date of 9/12/06. The first day of secondary market trading in shares of the Fund was 9/21/06.

                 ISHARES S&P GLOBAL MATERIALS SECTOR INDEX FUND
                        PERFORMANCE AS OF MARCH 31, 2007



        Cumulative Total Returns
=========================================
          INCEPTION TO 3/31/07*
=========================================
           NAV            MARKET   INDEX
======================== ======== =======
  28.31%                 29.11%   29.24%


--------

* Total returns for the period since inception are calculated from an inception date of 9/12/06. The first day of secondary market trading in shares of the Fund was 9/21/06.


                ISHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

                        PERFORMANCE AS OF MARCH 31, 2007



                                 Average Annual Total Returns
==============================================================================================
             YEAR ENDED 3/31/07               FIVE YEARS ENDED 3/31/07  INCEPTION TO 3/31/07*
============================================= ======================== =======================
             NAV              MARKET   INDEX    NAV    MARKET   INDEX    NAV    MARKET   INDEX
============================ ======== ======= ======= ======== ======= ======= ======== ======
  2.77%                       1.64%   3.55%   2.25%    2.24%   3.11%   1.63%    1.63%   2.48%



                                  Cumulative Total Returns
=============================================================================================
           YEAR ENDED 3/31/07              FIVE YEARS ENDED 3/31/07   INCEPTION TO 3/31/07*
========================================= ========================== ========================
           NAV            MARKET   INDEX     NAV    MARKET    INDEX    NAV    MARKET   INDEX
======================== ======== ======= ======== ======== ======== ======= ======== =======
  2.77%                   1.64%   3.55%   11.77%   11.71%   16.55%   9.08%    9.11%   14.10%


--------

* Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). The first day of secondary market trading in shares of the Fund was 11/16/01.


--------------------------------------------------------------------------------
                                                                           85

            ISHARES S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

                        PERFORMANCE AS OF MARCH 31, 2007



                                  Average Annual Total Returns
================================================================================================
              YEAR ENDED 3/31/07               FIVE YEARS ENDED 3/31/07   INCEPTION TO 3/31/07*
============================================== ========================= =======================
             NAV              MARKET    INDEX    NAV    MARKET    INDEX    NAV    MARKET   INDEX
============================ ======== ======== ======= ======== ======== ======= ======== ======
  31.40%                     30.64%   32.60%   9.88%    9.93%   10.50%   6.69%    6.75%   7.29%



                                   Cumulative Total Returns
===============================================================================================
            YEAR ENDED 3/31/07              FIVE YEARS ENDED 3/31/07    INCEPTION TO 3/31/07*
========================================== ========================== =========================
           NAV            MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
======================== ======== ======== ======== ======== ======== ======== ======== =======
  31.40%                 30.64%   32.60%   60.15%   60.56%   64.77%   41.74%   42.14%   46.01%


--------

* Total returns for the periods since inception are calculated from the inception date of the Fund (11/12/01). The first day of secondary market trading in shares of the Fund was 11/16/01.

                 ISHARES S&P GLOBAL UTILITIES SECTOR INDEX FUND
                        PERFORMANCE AS OF MARCH 31, 2007



        Cumulative Total Returns
=========================================
          INCEPTION TO 3/31/07*
=========================================
           NAV            MARKET   INDEX
======================== ======== =======
  21.23%                 21.85%   22.25%


--------

* Total returns for the period since inception are calculated from an inception date of 9/12/06. The first day of secondary market trading in shares of the Fund was 9/21/06.


                       ISHARES S&P EUROPE 350 INDEX FUND

                        PERFORMANCE AS OF MARCH 31, 2007



                                  Average Annual Total Returns
=================================================================================================
              YEAR ENDED 3/31/07                FIVE YEARS ENDED 3/31/07   INCEPTION TO 3/31/07*
============================================== ========================== =======================
             NAV              MARKET    INDEX     NAV    MARKET    INDEX    NAV    MARKET   INDEX
============================ ======== ======== ======== ======== ======== ======= ======== ======
  24.44%                     24.39%   25.96%   15.13%   15.15%   16.21%   6.60%    6.64%   7.49%



                                     Cumulative Total Returns
==================================================================================================
            YEAR ENDED 3/31/07               FIVE YEARS ENDED 3/31/07      INCEPTION TO 3/31/07*
========================================== ============================= =========================
           NAV            MARKET    INDEX     NAV      MARKET    INDEX      NAV    MARKET   INDEX
======================== ======== ======== ========= ========= ========= ======== ======== =======
  24.44%                 24.39%   25.96%   102.30%   102.46%   111.90%   53.29%   53.65%   62.05%


--------

* Total returns for the periods since inception are calculated from the inception date of the Fund (7/25/00). The first day of secondary market trading in shares of the Fund was 7/28/00.


--------------------------------------------------------------------------------
     86
[GRAPHIC APPEARS HERE]

                    ISHARES S&P LATIN AMERICA 40 INDEX FUND

                        PERFORMANCE AS OF MARCH 31, 2007



                                   Average Annual Total Returns
===================================================================================================
              YEAR ENDED 3/31/07                FIVE YEARS ENDED 3/31/07    INCEPTION TO 3/31/07*
============================================== ========================== =========================
             NAV              MARKET    INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
============================ ======== ======== ======== ======== ======== ======== ======== =======
  29.39%                     29.31%   29.71%   29.85%   29.67%   30.36%   32.93%   32.88%   33.53%



                                      Cumulative Total Returns
=====================================================================================================
            YEAR ENDED 3/31/07               FIVE YEARS ENDED 3/31/07       INCEPTION TO 3/31/07*
========================================== ============================= ============================
           NAV            MARKET    INDEX     NAV      MARKET    INDEX      NAV      MARKET    INDEX
======================== ======== ======== ========= ========= ========= ========= ========= ========
  29.39%                 29.31%   29.71%   269.21%   266.63%   276.42%   369.50%   368.53%   380.63%


--------

* Total returns for the periods since inception are calculated from the inception date of the Fund (10/25/01). The first day of secondary market trading in shares of the Fund was 10/26/01.


                        ISHARES S&P/TOPIX 150 INDEX FUND


                        PERFORMANCE AS OF MARCH 31, 2007



                                   Average Annual Total Returns
==================================================================================================
             YEAR ENDED 3/31/07                FIVE YEARS ENDED 3/31/07    INCEPTION TO 3/31/07*
============================================= ========================== =========================
             NAV              MARKET   INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
============================ ======== ======= ======== ======== ======== ======== ======== =======
  3.65%                       3.10%   3.96%   12.37%   12.33%   12.95%   10.29%   10.24%   10.84%



                                   Cumulative Total Returns
==============================================================================================
           YEAR ENDED 3/31/07              FIVE YEARS ENDED 3/31/07    INCEPTION TO 3/31/07*
========================================= ========================== =========================
           NAV            MARKET   INDEX     NAV    MARKET    INDEX     NAV    MARKET   INDEX
======================== ======== ======= ======== ======== ======== ======== ======== =======
  3.65%                   3.10%   3.96%   79.15%   78.87%   83.85%   70.37%   69.89%   75.07%


--------

* Total returns for the periods since inception are calculated from the inception date of the Fund (10/23/01). The first day of secondary market trading in shares of the Fund was 10/26/01.


--------------------------------------------------------------------------------
                                                                           87

Copies of the Prospectus, SAI, and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Trust and shares of the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund's investments is available in the Fund's Annual or Semi-Annual reports to shareholders. In a Fund's Annual Report, you will find a discussion of the market conditions and investments strategies that significantly affected the Fund's performance during the last fiscal year.

If you have any questions about the Trust or shares of the Funds or you wish to obtain the SAI, Semi-Annual or Annual report free of charge, please:



     Call:         1-800-iShares
     (toll free)   1-800-474-2737
                   Monday through Friday
                   8:00 a.m. to 6:30 p.m. (Eastern Time)

     E-mail:       iSharesfunds@seic.com

     Write:        iShares Trust
                   c/o SEI Investments Distribution Co.
                   One Freedom Valley Drive
                   Oaks, PA 19456



Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC Washington, D.C. 20549-0102.


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT ANY FUND AND ITS SHARES NOT CONTAINED IN THIS PROSPECTUS AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION. READ AND KEEP THE PROSPECTUS FOR FUTURE REFERENCE.


                   Investment Company Act File No.: 811-09729

                           For more information visit
                              Our website or call
                         1-800-iShares (1-800-474-2737)
                                WWW.ISHARES.COM

BGI-F-028-08007


[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]

ISHARES(Reg. TM) TRUST

Statement of Additional Information

Dated August 1, 2007

This combined Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectuses (the "Prospectuses") for the following Funds of iShares Trust (the "Trust") as such Prospectuses may be revised or supplemented from time to time:

iShares Cohen & Steers Realty Majors Index Fund iShares Dow Jones EPAC Select Dividend Index Fund

iShares Dow Jones Select Dividend Index Fund iShares Dow Jones Transportation Average Index Fund iShares Dow Jones U.S. Aerospace & Defense Index Fund iShares Dow Jones U.S. Basic Materials Sector Index Fund iShares Dow Jones U.S. Broker-Dealers Index Fund iShares Dow Jones U.S. Consumer Goods Sector Index Fund iShares Dow Jones U.S. Consumer Services Sector Index Fund iShares Dow Jones U.S. Energy Sector Index Fund iShares Dow Jones U.S. Financial Sector Index Fund iShares Dow Jones U.S. Financial Services Index Fund iShares Dow Jones U.S. Healthcare Providers Index Fund iShares Dow Jones U.S. Healthcare Sector Index Fund iShares Dow Jones U.S. Home Construction Index Fund iShares Dow Jones U.S. Industrial Sector Index Fund iShares Dow Jones U.S. Insurance Index Fund iShares Dow Jones U.S. Medical Devices Index Fund iShares Dow Jones U.S. Oil Equipment & Services Index Fund iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund iShares Dow Jones U.S. Pharmaceuticals Index Fund iShares Dow Jones U.S. Real Estate Index Fund iShares Dow Jones U.S. Regional Banks Index Fund iShares Dow Jones U.S. Technology Sector Index Fund iShares Dow Jones U.S. Telecommunications Sector Index Fund iShares Dow Jones U.S. Total Market Index Fund

iShares Dow Jones U.S. Utilities Sector Index Fund iShares FTSE NAREIT Industrial/Office Index Fund iShares FTSE NAREIT Mortgage REITs Index Fund iShares FTSE NAREIT Real Estate 50 Index Fund iShares FTSE NAREIT Residential Index Fund iShares FTSE NAREIT Retail Index Fund

iShares FTSE/Xinhua China 25 Index Fund

iShares S&P GSSITM Natural Resources Index Fund iShares S&P GSTITM Networking Index Fund iShares S&P GSTITM Semiconductor Index Fund iShares S&P GSTITM Software Index Fund iShares S&P GSTITM Technology Index Fund iShares KLD 400 Social Index Fund

iShares KLD Select Social/SM/ Index Fund

iShares Morningstar Large Core Index Fund iShares Morningstar Large Growth Index Fund iShares Morningstar Large Value Index Fund iShares Morningstar Mid Core Index Fund iShares Morningstar Mid Growth Index Fund iShares Morningstar Mid Value Index Fund iShares Morningstar Small Core Index Fund iShares Morningstar Small Growth Index Fund iShares Morningstar Small Value Index Fund iShares MSCI EAFE Growth Index Fund iShares MSCI EAFE Index Fund iShares MSCI EAFE Value Index Fund iShares Nasdaq Biotechnology Index Fund iShares NYSE 100 Index Fund iShares NYSE Composite Index Fund iShares Russell 1000 Growth Index Fund iShares Russell 1000 Index Fund iShares Russell 1000 Value Index Fund iShares Russell 2000 Growth Index Fund iShares Russell 2000 Index Fund iShares Russell 2000 Value Index Fund iShares Russell 3000 Growth Index Fund iShares Russell 3000 Index Fund iShares Russell 3000 Value Index Fund

iShares Russell Microcap Index Fund

iShares Russell Midcap Growth Index Fund iShares Russell Midcap Index Fund iShares Russell Midcap Value Index Fund iShares S&P 100 Index Fund iShares S&P 500 Growth Index Fund iShares S&P 500 Index Fund iShares S&P 500 Value Index Fund iShares S&P 1500 Index Fund iShares S&P Europe 350 Index Fund iShares S&P Global 100 Index Fund

iShares S&P Global Consumer Discretionary Sector Index Fund iShares S&P Global Consumer Staples Sector Index Fund iShares S&P Global Energy Sector Index Fund

iShares S&P Global Financials Sector Index Fund

iShares S&P Global Healthcare Sector Index Fund iShares S&P Global Industrials Sector Index Fund iShares S&P Global Materials Sector Index Fund iShares S&P Global Technology Sector Index Fund

iShares S&P Global Telecommunications Sector Index Fund

iShares S&P Global Utilities Sector Index Fund iShares S&P Latin America 40 Index Fund

iShares S&P MidCap 400 Growth Index Fund iShares S&P MidCap 400 Index Fund

iShares S&P MidCap 400 Value Index Fund
iShares S&P SmallCap 600 Growth Index Fund iShares S&P SmallCap 600 Index Fund iShares S&P SmallCap 600 Value Index Fund

iShares S&P/TOPIX 150 Index Fund
iShares S&P U.S. Preferred Stock Index Fund

The Prospectuses for the various iShares Funds included in this SAI are dated as follows: the iShares S&P GSSITM/GSTITM Series (formerly the iShares Goldman Sachs Series) and iShares MSCI EAFE Series, dated December 1, 2006 (as revised May 8, 2007); the iShares Dow Jones Series, dated August 1, 2007; the iShares Dow Jones Series, iShares KLD Series and iShares Cohen & Steers Series, dated August 1, 2007; the iShares Nasdaq Biotechnology Index Fund, dated August 1, 2007; the iShares Russell Series, dated August 1, 2007; the iShares S&P Series, dated August 1, 2007; the iShares NYSE Series, dated December 1, 2006; the iShares Morningstar Series, dated August 1, 2007; the iShares FTSE/Xinhua China 25 Index Fund, dated December 1, 2006; and the iShares FTSE NAREIT Series, dated April 27, 2007. Capitalized terms used herein that are not defined have the same meaning as in the applicable Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the Annual Reports of the Trust for the above listed Funds are incorporated by reference into and are deemed to be part of this SAI. A copy of each Prospectus and Annual Report may be obtained without charge by writing to the Trust's distributor, SEI Investments Distribution Co. ("SEI" or the "Distributor") at One Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares (1-800-474-2737) or visiting WWW.ISHARES.COM. iShares(Reg. TM) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

                              TABLE OF CONTENTS


                                         PAGE
                                        -----
General Description of the Trust           1
  and its Funds
Exchange Listing and Trading               3
Investment Strategies and Risks            4
   Lack of Diversification of              4
  Certain Funds
   Lending Portfolio Securities            6
   Repurchase Agreements                   7
   Reverse Repurchase Agreements           7
   Currency Transactions                   7
   Securities of Investment                7
  Companies and REITs
   Foreign Securities                      8
   Illiquid Securities                     8
   Short-Term Instruments and              8
  Temporary Investments
   Futures and Options                     8
   Options on Futures Contracts            9
   Swap Agreements                         9
   Tracking Stocks                         9
   Future Developments                    10
   General Considerations and Risks       10
   Risks of Derivatives                   10
   Risks of Equity Securities             10
   Risks of Futures and Options           11
  Transactions
   Risks of Swap Agreements               11
   Risks of Investing in Non-U.S.         11
  Equity Securities
   Dividend Risk                          12
Proxy Voting Policy                       12
Portfolio Holdings Information            13
Construction and Maintenance              14
Standards for the Underlying
  Indexes
Cohen & Steers Realty Majors Index        14
The Dow Jones Indexes Generally           15
   Dow Jones U.S. Basic Materials         16
  Index
   Dow Jones U.S. Consumer Goods          16
  Index
   Dow Jones U.S. Consumer                16
  Services Index
   Dow Jones U.S. Financials Index        16
   Dow Jones U.S. Financial               17
  Services Index
   Dow Jones U.S. Health Care Index       17
   Dow Jones U.S. Industrials Index       17

                                         PAGE
                                        -----
   Dow Jones U.S. Oil & Gas Index         17
   Dow Jones U.S. Real Estate Index       17
   Dow Jones U.S. Select Aerospace        17
  & Defense Index
   Dow Jones U.S. Select Dividend         17
  Index
   Dow Jones U.S. Select Health           17
  Care Providers Index
   Dow Jones U.S. Select Home             18
  Construction Index
   Dow Jones U.S. Select Insurance        18
  Index
   Dow Jones U.S. Select                  18
  Investment Services Index
   Dow Jones U.S. Select Medical          18
  Equipment Index
   Dow Jones U.S. Select Oil              18
  Equipment & Services Index
   Dow Jones U.S. Select Oil              18
  Exploration & Production Index
   Dow Jones U.S. Select                  18
  Pharmaceuticals Index
   Dow Jones U.S. Select Regional         18
  Banks Index
   Dow Jones U.S. Technology Index        18
   Dow Jones U.S. Select                  18
  Telecommunications Index
   Dow Jones U.S. Total Market            19
  Index
   Dow Jones Transportation               19
  Average Index
   Dow Jones U.S. Utilities Index         19
   Dow Jones EPAC Select Dividend         19
  Index
The FTSE NAREIT Indexes Generally         20
   FTSE NAREIT Industrial/Office          21
  Index
   FTSE NAREIT Mortgage REITs Index       21
   FTSE NAREIT Real Estate 50 Index       21
   FTSE NAREIT Residential Index          21
   FTSE NAREIT Retail Index               21
FTSE/Xinhua China 25 Index                21
The KLD Indexes                           23
   Domini 400 Social/SM/ Index            23
   KLD Select Social/SM/ Index            24
The Morningstar Indexes Generally         24
   Morningstar Large Core Index           25
   Morningstar Large Growth Index         25
   Morningstar Large Value Index          25
   Morningstar Mid Core Index             25
   Morningstar Mid Growth Index           25
   Morningstar Mid Value Index            26
   Morningstar Small Core Index           26

                                         PAGE
                                        -----
   Morningstar Small Growth Index         26
   Morningstar Small Value Index          26
The MSCI Indexes Generally                26
   MSCI EAFE(Reg. TM) Index               30
   MSCI EAFE(Reg. TM) Growth Index        30
   MSCI EAFE(Reg. TM) Value Index         30
NASDAQ Biotechnology Index                30
The NYSE Indexes Generally                32
   NYSE Composite Index                   32
   NYSE U.S. 100 Index                    33
The Russell Indexes Generally             33
   Russell 3000 Index                     34
   Russell 3000(Reg. TM) Growth           34
  Index
   Russell 3000(Reg. TM) Value            34
  Index
   Russell 2000(Reg. TM) Index            34
   Russell 2000(Reg. TM) Growth           34
  Index
   Russell 2000(Reg. TM) Value            35
  Index
   Russell 1000 Index                     35
   Russell 1000(Reg. TM) Growth           35
  Index
   Russell 1000(Reg. TM) Value            35
  Index
   Russell Microcap(Reg. TM) Index        35
   Russell Midcap(Reg. TM) Index          35
   Russell Midcap(Reg. TM) Growth         36
  Index
   Russell Midcap(Reg. TM) Value          36
  Index
The S&P Indexes Generally                 36
   S&P 100 Index                          38
   S&P 500 Index                          38
   S&P 500/Citigroup Growth Index         38
   S&P 500/Citigroup Value Index          38
   S&P MidCap 400 Index                   38
   S&P MidCap 400/Citigroup Growth        38
  Index
   S&P MidCap 400/Citigroup Value         38
  Index
   S&P SmallCap 600 Index                 38
   S&P SmallCap 600/Citigroup             38
  Growth Index
   S&P SmallCap 600/Citigroup             39
  Value Index
   S&P Composite 1500 Index               39
   S&P GSSITM Natural Resources           39
  Index

                                        PAGE
                                       -----
   S&P GSTITM Technology Index           39
   S&P GSTITM Multimedia                 39
  Networking Index
   S&P GSTITM Semiconductor Index        39
   S&P GSTITM Software Index             40
   S&P Global 100 Index                  40
   S&P Global Consumer                   40
  Discretionary Sector Index
   S&P Global Consumer Staples           40
  Sector Index
   S&P Global Energy Sector Index        40
   S&P Global Financials Sector          41
  Index
   S&P Global Healthcare Sector          41
  Index
   S&P Global Industrials Sector         41
  Index
   S&P Global Information                41
  Technology Sector Index
   S&P Global Materials Sector           41
  Index
   S&P Global Telecommunications         42
  Sector Index
   S&P Global Utilities Sector           42
  Index
   S&P Europe 350 Index                  42
   S&P Latin America 40 Index            42
   S&P/TOPIX 150 Index                   42
   S&P U.S. Preferred Stock Index        42
Investment Limitations                   43
Continuous Offering                      46
Management                               47
   Trustees and Officers                 47
   Committees of the Board of            50
  Trustees
   Remuneration of Trustees              52
   Control Persons and Principal         53
  Holders of Securities
Investment Advisory,                     66
Administrative and Distributio  n
  Services
   Investment Adviser                    66
   Portfolio Managers                    70
   Codes of Ethics                       76
   Administrator, Custodian and          76
  Transfer Agent
   Distributor                           79
   Index Providers                       82
Brokerage Transactions                   84
Additional Information Concerning        97
  the Trust
   Shares                                97
   Termination of the Trust or a         97
  Fund

                                         PAGE
                                        -----
   DTC Acts as Securities                 97
Depository for the Shares of th  e
  Funds
Creation and Redemption of                98
  Creation Unit Aggregations
   Creation                               98
   Fund Deposit                           98
   Procedures for Creation of             99
  Creation Unit Aggregations
   Placement of Creation Orders          100
for Domestic Funds Using the
  Clearing Process
   Placement of Creation Orders          100
for Domestic Funds Outside the
  Clearing Process
   Placement of Creation Orders          101
  for Foreign Funds
   Acceptance of Orders for              102
  Creation Unit Aggregations
   Creation Transaction Fee              102
   Redemption of Shares in               104
  Creation Units Aggregations
   Redemption Transaction Fee            105
   Placement of Redemption Orders        107
for Domestic Funds Using the
  Clearing Process
   Placement of Redemption Orders        108
for Domestic Funds Outside the
  Clearing Process
   Placement of Redemption Orders        108
  for Foreign Funds
   Regular Holidays                      109
   Settlement Periods Greater than       112
  Seven Days for Year 2007
Taxes                                    113
   Regulated Investment Company          113
  Qualifications
   Taxation of RICs                      114
   Excise Tax                            114
   Net Capital Loss Carryforwards        114
   Funds Holding Foreign                 118
  Investments
   Federal Tax Treatment of              118
  Complex Securities
   Taxation of U.S. Shareholders         119
   Sales of Shares                       120
   Back-Up Withholding                   120
   Sections 351 and 362                  120
   Qualified Dividend Income             120
   Corporate Dividends Received          121
  Deduction
   Reporting                             121
   Sales of Shares                       121
   Other Taxes                           121
   Taxation of Non-U.S.                  121
  Shareholders
Financial Statements                     123
Miscellaneous Information                123
   Counsel                               123

                                       PAGE
                                      -----
   Independent Registered Public       123
  Accounting Firm
   Shareholder Communications to       123
  the Board

General Description of the Trust and its Funds

The Trust currently consists of over 100 investment portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The offering of the Trust's shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). This SAI relates to the following funds (each, a "Fund" and collectively, the "Funds"):


  .  iShares Cohen & Steers Realty Majors Index Fund


  .  iShares Dow Jones EPAC Select Dividend Index Fund

  .  iShares Dow Jones Select Dividend Index Fund

  .  iShares Dow Jones Transportation Average Index Fund


  .  iShares Dow Jones U.S. Aerospace & Defense Index Fund

  .  iShares Dow Jones U.S. Basic Materials Sector Index Fund

  .  iShares Dow Jones U.S. Broker-Dealers Index Fund

  .  iShares Dow Jones U.S. Consumer Goods Sector Index Fund

  .  iShares Dow Jones U.S. Consumer Services Sector Index Fund

  .  iShares Dow Jones U.S. Energy Sector Index Fund

  .  iShares Dow Jones U.S. Financial Sector Index Fund

  .  iShares Dow Jones U.S. Financial Services Index Fund

  .  iShares Dow Jones U.S. Healthcare Providers Index Fund

  .  iShares Dow Jones U.S. Healthcare Sector Index Fund

  .  iShares Dow Jones U.S. Home Construction Index Fund

  .  iShares Dow Jones U.S. Industrial Sector Index Fund

  .  iShares Dow Jones U.S. Insurance Index Fund

  .  iShares Dow Jones U.S. Medical Devices Index Fund

  .  iShares Dow Jones U.S. Oil Equipment & Services Index Fund

  .  iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund

  .  iShares Dow Jones U.S. Pharmaceuticals Index Fund

  .  iShares Dow Jones U.S. Real Estate Index Fund

  .  iShares Dow Jones U.S. Regional Banks Index Fund

  .  iShares Dow Jones U.S. Technology Sector Index Fund

  .  iShares Dow Jones U.S. Telecommunications Sector Index Fund

  .  iShares Dow Jones U.S. Total Market Index Fund

  .  iShares Dow Jones U.S. Utilities Sector Index Fund


  .  iShares FTSE NAREIT Industrial/Office Index Fund

  .  iShares FTSE NAREIT Mortgage REITs Index Fund

  .  iShares FTSE NAREIT Real Estate 50 Index Fund

  .  iShares FTSE NAREIT Residential Index Fund

  .  iShares FTSE NAREIT Retail Index Fund

  .  iShares FTSE/Xinhua China 25 Index Fund

  .  iShares S&P GSSITM Natural Resources Index Fund

  .  iShares S&P GSTITM Networking Index Fund

  .  iShares S&P GSTITM Semiconductor Index Fund

  .  iShares S&P GSTITM Software Index Fund

  .  iShares S&P GSTITM Technology Index Fund

  .  iShares KLD 400 Social Index Fund

  .  iShares KLD Select Social/SM/ Index Fund

  .  iShares Morningstar Large Core Index Fund

  .  iShares Morningstar Large Growth Index Fund

  .  iShares Morningstar Large Value Index Fund

  .  iShares Morningstar Mid Core Index Fund

  .  iShares Morningstar Mid Growth Index Fund

  .  iShares Morningstar Mid Value Index Fund

  .  iShares Morningstar Small Core Index Fund

  .  iShares Morningstar Small Growth Index Fund

  .  iShares Morningstar Small Value Index Fund

  .  iShares MSCI EAFE Growth Index Fund

  .  iShares MSCI EAFE Index Fund

  .  iShares MSCI EAFE Value Index Fund

  .  iShares Nasdaq Biotechnology Index Fund

  .  iShares NYSE 100 Index Fund

  .  iShares NYSE Composite Index Fund

  .  iShares Russell 1000 Growth Index Fund

  .  iShares Russell 1000 Index Fund

  .  iShares Russell 1000 Value Index Fund

  .  iShares Russell 2000 Growth Index Fund

  .  iShares Russell 2000 Index Fund

  .  iShares Russell 2000 Value Index Fund

  .  iShares Russell 3000 Growth Index Fund

  .  iShares Russell 3000 Index Fund

  .  iShares Russell 3000 Value Index Fund

  .  iShares Russell Microcap Index Fund

  .  iShares Russell Midcap Growth Index Fund

  .  iShares Russell Midcap Index Fund

  .  iShares Russell Midcap Value Index Fund

  .  iShares S&P 100 Index Fund

  .  iShares S&P 500 Growth Index Fund

  .  iShares S&P 500 Index Fund

  .  iShares S&P 500 Value Index Fund

  .  iShares S&P 1500 Index Fund

  .  iShares S&P Europe 350 Index Fund

  .  iShares S&P Global 100 Index Fund

  .  iShares S&P Global Consumer Discretionary Sector Index Fund

  .  iShares S&P Global Consumer Staples Sector Index Fund


  .  iShares S&P Global Energy Sector Index Fund

  .  iShares S&P Global Financials Sector Index Fund

  .  iShares S&P Global Healthcare Sector Index Fund


  .  iShares S&P Global Industrials Sector Index Fund

  .  iShares S&P Global Materials Sector Index Fund


  .  iShares S&P Global Technology Sector Index Fund


  .  iShares S&P Global Telecommunications Sector Index Fund

  .  iShares S&P Global Utilities Sector Index Fund


  .  iShares S&P Latin America 40 Index Fund

  .  iShares S&P MidCap 400 Growth Index Fund


  .  iShares S&P MidCap 400 Index Fund


  .  iShares S&P MidCap 400 Value Index Fund

  .  iShares S&P SmallCap 600 Growth Index Fund


  .  iShares S&P SmallCap 600 Index Fund


  .  iShares S&P SmallCap 600 Value Index Fund


  .  iShares S&P/TOPIX 150 Index Fund

  .  iShares S&P U.S. Preferred Stock Index Fund

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, an "Underlying Index") representing publicly-traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. Each Fund is managed by Barclays Global Fund Advisors ("BGFA" or the "Investment Adviser"), a subsidiary of BGI.

Each Fund offers and issues shares at their net asset value per share ("NAV") only in aggregations of a specified number of shares (each, a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The shares described in the applicable Prospectus and this SAI are listed and traded on national securities exchanges such as the American Stock Exchange ("AMEX"), the Chicago Board Options Exchange ("CBOE"), the New York Stock Exchange, Inc. ("NYSE") or the NYSE Arca, Inc. ("NYSE Arca"). iShares Funds also may be listed on certain non-U.S. exchanges, such as the Singapore Exchange and the German Stock Exchange. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Unit Aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units typically are a specified number of shares, generally 50,000 multiples thereof.

The Trust reserves the right to offer a "cash" option for creations and redemptions of shares although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 105%, which BGFA may change from time to time, of the market value of the missing Deposit Securities. See the CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS section of this SAI. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.


Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus in the SHAREHOLDER INFORMATION section. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of each Fund are listed on the AMEX, CBOE, NYSE or the NYSE Arca (each, a "Listing Exchange") and traded throughout the day on the Listing Exchange and other secondary markets. In addition, certain Funds may be traded on certain foreign exchanges. There can be no assurance that the requirements of a Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. Although listing requirements vary among exchanges, a Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days, (ii) the value of the Underlying Index on which a Fund is based is no longer calculated or available, (iii) the "indicative optimized portfolio value" ("IOPV") of a Fund is no longer calculated or available, or (iv) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. A Listing Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares through a broker, you will incur a brokerage commission determined by that broker.

Information regarding the intraday value of shares of each Fund, also known as the IOPV, is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund is listed or by market data vendors or other information providers. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no representation or warranty as to its accuracy.

An IOPV has an equity securities component and a cash component. The equity securities values included in an IOPV are the values of the Deposit Securities for a Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit Aggregation, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time, because the current portfolio of the Fund may include securities that are not a part of the current Deposit Securities. Therefore, a Fund's IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real time update of the Fund's NAV, which is calculated only once a day.

In addition to the equity component described in the preceding paragraph, the IOPV for a Fund includes a Cash Component consisting of estimated accrued dividend and other income, less expenses.

The Trust reserves the right to adjust the share prices of Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through share splits or reverse share splits, which would have no effect on the net assets of the applicable Fund.


Investment Strategies and Risks
Each Fund seeks to achieve its investment objective by investing primarily in securities issued by companies that comprise the relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. The adverse performance of a security in a Fund's portfolio will ordinarily not result in the elimination of the security from a Fund's portfolio.

Each Fund engages in "representative sampling," which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use representative sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

LACK OF DIVERSIFICATION OF CERTAIN FUNDS. The following table sets forth the diversification status of each Fund:



DIVERSIFIED FUNDS                      NON-DIVERSIFIED FUNDS
----------------------------------     ------------------------------------------------------
iShares Dow Jones Select Dividend      iShares Cohen & Steers Realty Majors Index Fund
  Index Fund
iShares Dow Jones U.S. Total           iShares Dow Jones EPAC Select Dividend Index Fund
  Market Index Fund
iShares KLD 400 Social Index Fund      iShares Dow Jones Transportation Average Index Fund
iShares KLD Select Social/SM/          iShares Dow Jones U.S. Aerospace & Defense Index Fund
  Index Fund

DIVERSIFIED FUNDS                       NON-DIVERSIFIED FUNDS
-----------------------------------     ---------------------------------------------------------------------
iShares Morningstar Mid Core Index      iShares Dow Jones U.S. Basic Materials Sector Index Fund
  Fund
iShares Morningstar Mid Growth          iShares Dow Jones U.S. Broker-Dealers Index Fund
  Index Fund
iShares Morningstar Mid Value           iShares Dow Jones U.S. Consumer Goods Sector Index Fund
  Index Fund
iShares Morningstar Small Core          iShares Dow Jones U.S. Consumer Services Sector Index Fund
  Index Fund
iShares Morningstar Small Growth        iShares Dow Jones U.S. Energy Sector Index Fund
  Index Fund
iShares Morningstar Small Value         iShares Dow Jones U.S. Financial Sector Index Fund
  Index Fund
iShares NYSE 100 Index Fund             iShares Dow Jones U.S. Financial Services Index Fund
iShares NYSE Composite Index Fund       iShares Dow Jones U.S. Healthcare Providers Index Fund
iShares Russell 1000 Index Fund         iShares Dow Jones U.S. Healthcare Sector Index Fund
iShares Russell 1000 Value Index        iShares Dow Jones U.S. Home Construction Index Fund
  Fund
iShares Russell 2000 Growth Index       iShares Dow Jones U.S. Industrial Sector Index Fund
  Fund
iShares Russell 2000 Index Fund         iShares Dow Jones U.S. Insurance Index Fund
iShares Russell 2000 Value Index        iShares Dow Jones U.S. Medical Devices Index Fund
  Fund
iShares Russell 3000 Growth Index       iShares Dow Jones U.S. Oil Equipment & Services Index Fund
  Fund
iShares Russell 3000 Index Fund         iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund
iShares Russell 3000 Value Index        iShares Dow Jones U.S. Pharmaceuticals Index Fund
  Fund
iShares Russell Microcap Index Fund     iShares Dow Jones U.S. Real Estate Index Fund
iShares Russell Midcap Growth           iShares Dow Jones U.S. Regional Banks Index Fund
  Index Fund
iShares Russell Midcap Index Fund       iShares Dow Jones U.S. Technology Sector Index Fund
iShares Russell Midcap Value Index      iShares Dow Jones U.S. Telecommunications Sector Index Fund
  Fund
iShares S&P 500 Index Fund              iShares Dow Jones U.S. Utilities Sector Index Fund
iShares S&P 500 Value Index Fund        iShares FTSE NAREIT Industrial/Office Index Fund
iShares S&P 1500 Index Fund             iShares FTSE NAREIT Mortgage REITs Index Fund
iShares S&P Europe 350 Index Fund       iShares FTSE NAREIT Real Estate 50 Index Fund
iShares S&P MidCap 400 Growth           iShares FTSE NAREIT Residential Index Fund
  Index Fund
iShares S&P MidCap 400 Index Fund       iShares FTSE NAREIT Retail Index Fund
iShares S&P MidCap 400 Value Index      iShares FTSE/Xinhua China 25 Index Fund
  Fund
iShares S&P SmallCap 600 Growth         iShares S&P GSSITM Natural Resources Index Fund
  Index Fund
iShares S&P SmallCap 600 Index Fund     iShares S&P GSTITM Networking Index Fund
iShares S&P SmallCap 600 Value          iShares S&P GSTITM Semiconductor Index Fund
  Index Fund
                                        iShares S&P GSTITM Software Index Fund
                                        iShares S&P GSTITM Technology Index Fund
                                        iShares Morningstar Large Core Index Fund
                                        iShares Morningstar Large Growth Index Fund
                                        iShares Morningstar Large Value Index Fund
                                        iShares MSCI EAFE Growth Index Fund
                                        iShares MSCI EAFE Index Fund
                                        iShares MSCI EAFE Value Index Fund
                                        iShares Nasdaq Biotechnology Index Fund
                                        iShares Russell 1000 Growth Index Fund

DIVERSIFIED FUNDS      NON-DIVERSIFIED FUNDS
------------------     ------------------------------------------------------------
                       iShares S&P 100 Index Fund
                       iShares S&P 500 Growth Index Fund
                       iShares S&P Global 100 Index Fund
                       iShares S&P Global Consumer Discretionary Sector Index Fund
                       iShares S&P Global Consumer Staples Sector Index Fund
                       iShares S&P Global Energy Sector Index Fund
                       iShares S&P Global Financials Sector Index Fund
                       iShares S&P Global Healthcare Sector Index Fund
                       iShares S&P Global Industrials Sector Index Fund
                       iShares S&P Global Materials Sector Index Fund
                       iShares S&P Global Technology Sector Index Fund
                       iShares S&P Global Telecommunications Sector Index Fund
                       iShares S&P Global Utilities Sector Index Fund
                       iShares S&P Latin America 40 Index Fund
                       iShares S&P/TOPIX 150 Index Fund
                       iShares S&P U.S. Preferred Stock Index Fund


With respect to 75% of a Fund's total assets, a diversified Fund does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25% of the Fund's total assets may be invested in any manner.


A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or the securities of issuers in particular industries) may dominate the Underlying Index of such a Fund and, consequently, the Fund's investment portfolio. This may adversely affect the Fund's performance or subject the Fund's shares to greater price volatility than that experienced by more diversified investment companies.

Each Fund (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a Regulated Investment Company ("RIC") for purposes of the U.S. Internal Revenue Code of 1986, as amended (the "IRC"), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the IRC may limit the investment flexibility of certain Funds and may make it less likely that such Funds will meet their investment objectives.


LENDING PORTFOLIO SECURITIES. Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.


With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those managed by BGFA.

Securities lending involves exposure to certain risks, including operational risk (I.E., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (I.E., the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.


A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Board. BGI acts as securities lending agent for the Fund subject to the overall supervision of BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Funds will only engage in repurchase agreements with counterparties whose creditworthiness has been reviewed and found to be satisfactory by BGFA.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund's assets. The Fund's exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. Each Fund segregates liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.


CURRENCY TRANSACTIONS. No Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's assets that are denominated in a foreign currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.


SECURITIES OF INVESTMENT COMPANIES AND REITS. Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, a Fund's investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund's total assets with respect to any one investment company; and (iii) 10% of the

Fund's total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BGFA or otherwise affiliated with BGFA, in excess of the limits discussed above. Other investment companies in which a Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by the Fund.

FOREIGN SECURITIES. Each Fund may purchase publicly traded common stocks of foreign corporations. To the extent a fund invests in stocks of foreign corporations, each Fund's investment in such stocks may also be in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively, "Depositary Receipts"). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange or the Nasdaq Stock Market, Inc. ("Nasdaq"), and to the extent a Fund invests in GDRs or EDRs, such GDRs and EDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt or any Depositary Receipt that BGFA deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored, however a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.


Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.


ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.


SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by BGFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Services, Inc. ("Moody's") or "A-1" by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. ("S&P"), or if unrated, of comparable quality as determined by BGFA; (v) non-convertible corporate debt securities (E.G., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.


FUTURES AND OPTIONS. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes. Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated to the extent required by law.


OPTIONS ON FUTURES CONTRACTS. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options is unlimited.


Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.


Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents known as "initial margin," which is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

SWAP AGREEMENTS. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, with each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of liquid assets having an aggregate value at least equal to the accrued excess will be maintained by each Fund.


The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

TRACKING STOCKS. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division.

The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.


FUTURE DEVELOPMENTS. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and in the applicable Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.


GENERAL CONSIDERATIONS AND RISKS. A discussion of some of the risks associated with an investment in a Fund is contained in the applicable Prospectus.

An investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general, and other factors that affect the market.


Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

RISKS OF DERIVATIVES. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. A Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

RISKS OF EQUITY SECURITIES. An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of preferred or common stocks in general, and other factors that affect the market. An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of a Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

The iShares S&P U.S. Preferred Stock Index Fund invests a significant portion of its assets in preferred stock, although all of the Funds may invest in preferred stock. A Fund that invests in preferred stock may be exposed to certain risks not typically encounter by investing in common stock. Many preferred stocks pay dividends at a fixed rate, therefore, a preferred stock's market price may be sensitive to changes in interest rates in a manner similar to bonds - that is, as interest rates rise, the value of the preferred stock is likely to decline. Many preferred stocks also allow holders to convert the preferred stock into common stock of the issuer; the market price of such preferred stocks can be sensitive to changes in the value of the issuer's common stock. In addition, the ability of an issuer of preferred stock to pay dividends may deteriorate or the issuer may default (I.E., fail to make scheduled dividend payments on the preferred stock or scheduled interest payments on other obligations of the issuer), which would negatively affect the value of any such holding. Dividend payments on a preferred stock typically must be declared by the issuer's board of directors. An issuer's board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred stock at any time. Preferred stock is also subject to market volatility and the price of preferred stock will fluctuate based on market demand. Preferred stock often has a call feature which allows the issuer to redeem the security at its discretion. Therefore, preferred stocks having a higher than average yield may be called by the issuer, which may cause a decrease in the yield of a Fund that invested in the preferred stock.

Although most of the securities in the Underlying Indexes are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

RISKS OF FUTURES AND OPTIONS TRANSACTIONS. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (E.G., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

RISKS OF SWAP AGREEMENTS. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor (E.G., a Fund may not receive the net amount of payments that it contractually is entitled to receive).


RISKS OF INVESTING IN NON-U.S. EQUITY SECURITIES. Certain iShares Funds (E.G., the iShares FTSE/Xinhua China 25 Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund, iShares MSCI EAFE Value Index Fund, iShares NYSE Composite Index Fund, S&P Global Index Funds, the iShares S&P Latin America 40 Index Fund and iShares S&P/TOPIX 150 Index Fund) invest a significant portion of their assets in non-U.S. equity securities. Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor's local currency entails certain considerations and risks not typically encountered by the investor in making investments in the investor's home country and in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulation and the costs that may be incurred in connection with conversions between various currencies. Investing in a Fund whose portfolio contains non-U.S. issuers involves certain risks and considerations not typically associated with investing in the securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets; different accounting and disclosure standards; lesser levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; and the risk of nationalization or expropriation of assets and risk of war.


DIVIDEND RISK. There is no guarantee that the issuers of the stocks held by a Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.


Proxy Voting Policy

ALL FUNDS (OTHER THAN THE ISHARES KLD 400 SOCIAL INDEX FUND AND THE ISHARES KLD SELECT SOCIAL/SM/ INDEX FUND):

The Trust has adopted as its proxy voting policies for each Fund the proxy voting guidelines of BGFA, the investment adviser to each Fund. The Trust has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund's proxy voting guidelines and BGFA's role in implementing such guidelines.

BGFA votes (or refrains from voting) proxies for each Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of such Fund. In some cases, BGFA may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund's proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA's approach is also driven by our clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted. Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to a Fund, a Fund's affiliates (if any), BGFA or BGFA's affiliates, or SEI or SEI's affiliates. When voting proxies, BGFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:


  . Each Fund generally supports the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

  . Each Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

  . Each Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund's affiliates (if any), BGFA or BGFA's affiliates, or SEI or SEI's affiliates, from having undue influence on BGFA's proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary's determination.


THE ISHARES KLD 400 SOCIAL INDEX FUND AND THE ISHARES KLD SELECT SOCIAL/SM/ INDEX FUND:

The Trust has adopted separate proxy voting guidelines for the iShares KLD 400 Social Index Fund and the iShares KLD Select Social/SM/ Index Fund (the "KLD Funds") and has delegated Institutional Shareholder Services ("ISS") the responsibility for voting proxies on the portfolio securities held by the Funds.

The KLD Funds maintain proxy voting guidelines consistent with the principle that "socially responsible" shareholders are concerned not only with economic returns and sound corporate governance, but also with the ethical behavior of corporations and the social and environmental impact of their actions. With respect to social and environmental matters, the KLD Funds' proxy voting guidelines seek to reflect a broad consensus of the socially responsible investing community. The guidelines are based on a commitment to create and preserve economic value and to advance principles of good corporate governance, consistent with responsibilities to society as a whole. The KLD Funds vote (or refrain from voting) proxies in a manner that that is consistent with these principles. In some cases, it may be in the best interest of shareholders of the KLD Funds to refrain from exercising the KLD Funds' proxy voting rights. The KLD Funds' proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. ISS, as proxy voting agent for the KLD Funds, will vote (or refrain from voting) on specific proxy issues in accordance with the KLD Funds' proxy voting guidelines. The guidelines permit ISS to consider certain proposals on a case-by-case basis and to vote on such proposals based on various factors, including an examination of the proposal's merits and consideration of recent and company-specific information. The KLD Funds vote (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the KLD Funds, the KLD Funds' affiliates (if any), BGFA or BGFA's affiliates, or SEI or SEI's affiliates.


With respect to certain specific issues:


.. The KLD Funds vote on the election of directors on a case by case basis. The
  KLD Funds generally oppose slates of director nominees that are not comprised of a majority of independent directors and withholds votes from non-independent directors who sit on key board committees;

.. The KLD Funds generally support social, workforce and environmental proposals that promote "good corporate citizenship" while enhancing long term shareholder and stakeholder value and proposals that call for more detailed and comparable reporting of a company's social, workforce and environmental performance; and

.. The KLD Funds generally vote against anti-takeover proposals and proposals that limit the ability of shareholders to act independently of management.

ISS seeks to apply the KLD Funds' proxy voting policies consistently across all proposals and issues votes strictly according to the KLD Funds' policy in order to minimize conflicts of interests. ISS also maintains policies and practices that are designed to neutralize and guard against any conflict of interest that could arise between the issuer of the proxy (or any shareholder of the issuer) and ISS or ISS' affiliates. In certain instances, ISS may engage a qualified third party to perform a proxy analysis and issue a vote recommendation as a further safeguard to avoid the influence of a potential conflict of interest.

Information with respect to how BGFA or ISS, as applicable, voted Fund proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund's website at WWW.ISHARES.COM; and (ii) on the SEC's website at WWW.SEC.GOV.

Portfolio Holdings Information
The Trust's Board has adopted a policy regarding the disclosure of the Funds' portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of each Fund's respective shareholders; (b) does not put the interests of the Funds' Investment Adviser, the Funds' Distributor, or any affiliated person of the Funds, the Investment Adviser or the Distributor, above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the iShares Exemptive Orders and discussed below; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The "Entities" referred to in sub-section (c) above are generally limited to National Securities Clearing Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors (known as "Authorized Participants") that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as Creation Units) pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Funds offer and redeem their shares ("iShares Exemptive Orders"), and other institutional market participants and entities that provide information services.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. This information typically reflects each Fund's anticipated holdings on the following business day.


Daily access to information concerning the Funds' portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Investment Adviser and the Funds' distributor, administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the iShares Exemptive Orders, agreements with the Funds, and the terms of the Funds' current registration statements.


From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.


Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund's fiscal year, within 70 days after the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder. A Fund, however, may voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties in a contemporaneous manner.


The Trust's Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Trust's Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.


Construction and Maintenance Standards for the Underlying Indexes
Brief descriptions of the Underlying Indexes on which the Funds are based and the equity markets in which the Funds invest are provided below.

Cohen & Steers Realty Majors Index
NUMBER OF COMPONENTS: APPROXIMATELY 30
======================================

COMPONENT SELECTION CRITERIA. A Cohen & Steers investment committee determines the securities (I.E., the "components") of the Index. The universe of real estate investment trusts ("REITs") is first screened for market capitalization and liquidity requirements. To be eligible for inclusion, a REIT must have a minimum market capitalization of $500 million and a minimum of 600,000 shares traded per month. The investment committee determines the final 30 constituents based on a rigorous review process. Criteria for inclusion include: the quality of the portfolio of property, sector and geographic diversification, strong management, sound capital structure and a dominant position within a property sector.


After the final list of constituent REITs has been determined, constituent REITs are ranked according to their respective market capitalization. Each constituent REIT that has an index weight greater than 8% will have its weight adjusted downward until it equals 8%. The weight of the remaining constituent REITs will be increased proportionately until the aggregate of all weights equals 100%. As a result, constituents will be large and liquid without any one issue dominating the Index.

ISSUE CHANGES. The Index is rebalanced quarterly. The weighting for each constituent is updated and adjustments are made if any constituent has a weighting over 8%. The constituents are reviewed for size and liquidity. A REIT will be removed from the Index if its market capitalization has fallen below $400 million or if the monthly trading volume has fallen below 500,000 shares per month. In order to prevent excessive turnover, the size and liquidity requirements are not as stringent during rebalancings as they are for initial inclusion.

Between rebalancing dates, mergers or bankruptcy may result in a deletion or weighting increase. Weighting increases must be greater than 5% and will be adjusted downward if the weighting increase results in the REIT's weight becoming greater than 8%. In the case of a deletion, the investment committee will select a replacement company to ensure 30 constituents at all times.


INDEX MAINTENANCE. Maintaining the Index includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spinoffs. The Index is a total return index and therefore reflects the reinvestment of dividends. The Index is calculated by the AMEX and distributed real time.


INDEX AVAILABILITY. The Index is calculated and broadcast every 15 seconds over the Consolidated Tape Association's Network B under the ticker "RMP." This information is distributed by financial data vendors such as Bloomberg.


The Dow Jones Indexes Generally

COMPONENT SELECTION CRITERIA. Securities of companies listed on a U.S. exchange (such as the NYSE, the AMEX or the NASDAQ) are considered for inclusion in the Indexes, with the following general rules and exceptions. Stocks must have a minimum trade history of six-months on the rebalancing date to be eligible for inclusion. Foreign issues, including ADRs and GDRs, non-common equity issues such as preferred stocks, convertible notes, warrants, rights, closed-end funds, trust receipts, limited liabilities companies, royalty trusts, units, limited partnerships, over-the-counter bulletin boards and pink sheet stocks generally are not eligible for inclusion in the indexes.

ISSUE CHANGES. Each Index (with the exception of the Dow Jones U.S. Select Dividend Index) is reviewed and rebalanced quarterly to maintain accurate representation of the market segment represented by the Index. The Dow Jones U.S. Select Dividend Index is reviewed and rebalanced annually. Securities that leave an index between reconstitution dates are not replaced. Thus, the number of securities in an index between rebalancing dates fluctuates according to corporate activity. When a stock is acquired, delisted, or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the Index. The only additions between rebalancing dates are as a result of spin-offs.

INDEX MAINTENANCE. Maintaining the Indexes includes monitoring and completing the adjustments for additions and deletions to each Index, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. Generally each component security in an Index is limited to a maximum market capitalization of 25% of the index weight, and sum of the weights of all component securities greater than 5% of the index is limited to 50% of the index total. If components fail either rule, their market capitalization will be reduced to meet the set guidelines. The Dow Jones U.S. Select Dividend Index limits the weighting in the index of each component security to no greater than 5% of the Index.



WEIGHTING. The component stocks are weighted according to the total value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. Each of the Indexes (except the Dow Jones Subsector Indexes) as described below, is a free-float adjusted market capitalization-weighted index, so the impact of a component's price change is proportional to the component's free-float adjusted market value, which is the share price multiplied by the number of float-adjusted shares outstanding. Dow Jones defines the free-float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. In practice, limitations on free-float available to investors include: cross ownership (shares that are owned by other companies), ownership by governments (central or municipal) or their agencies, certain substantial levels of private ownership (by individuals, families or charitable trusts and foundations), and restricted shares. Under Dow Jones' free-float-adjustment methodology, a company's outstanding shares are adjusted if, and only if, an entity in any of the four qualified categories listed above owns 5% or more of the company. The company's shares will not be adjusted if the block ownership is less than 5%. A constituent's inclusion factor is equal to its estimated percentage of free-float shares outstanding. For example, a constituent security with a free-float of 67% will be included in the index at 67% of its market capitalization. However, a company's outstanding shares are not adjusted by institutional investors' holdings, which include, but are not limited to, the following categories: custodian nominees, trustee companies, mutual funds (open-end and closed-end funds), and other investment companies.


INDEX AVAILABILITY. The Indexes are calculated continuously and are available from major data vendors.

COMPONENT SELECTION CRITERIA APPLICABLE TO DOW JONES SUBSECTOR INDEXES. The following indexes are referred to herein as the Dow Jones Subsector Indexes:
Dow Jones U.S. Basic Materials Index, Dow Jones U.S. Consumer Goods Index, Dow Jones U.S. Consumer Services Index, Dow Jones U.S. Financial Services Index, Dow Jones U.S. Financials Index, Dow Jones U.S. Health Care Index, Dow Jones U.S. Industrials Index, Dow Jones U.S. Oil & Gas Index, Dow Jones U.S. Real Estate Index, Dow Jones U.S. Select Aerospace & Defense Index, Dow Jones U.S. Select Health Care Providers Index, Dow Jones U.S. Select Home Construction Index, Dow Jones U.S. Select Insurance Index, Dow Jones U.S. Select Investment Services Index, Dow Jones U.S. Select Medical Equipment Index, Dow Jones U.S. Select Oil Equipment & Services Index, Dow Jones U.S. Select Oil Exploration & Production Index, Dow Jones U.S. Select Pharmaceuticals Index, Dow Jones U.S. Select Regional Banks Index, Dow Jones U.S. Technology Index, Dow Jones U.S. Select Telecommunications Index, Dow Jones U.S. Total Market Index, Dow Jones Transportation Average Index and Dow Jones U.S. Utilities Index. On a quarterly basis, Dow Jones conducts reviews of the float-adjusted market capitalizations and weightings of the securities in each Dow Jones Subsector Index. Other than the Dow Jones U.S. Select Home Construction Index, on the last business day of the month prior to the quarterly review, a security must have a $500 million float-adjusted market capitalization to be added to a Dow Jones Subsector Index; securities with a float-adjusted market capitalization below $250 million will be removed from the applicable Dow Jones Subsector Index. After the close of trading on the NYSE on the Wednesday prior to the quarterly review, each Dow Jones Subsector Index's composition is adjusted to meet the following concentration limits:


.. No single Index component may have a weight greater than 25% of the Dow
  Jones Subsector Index.

.. The sum of the weights of the Index components that are individually greater than 5% may not be greater than 45% of the Dow Jones Subsector Index.


.. The sum of the weights of the five largest Index components may not be greater then 65% of the Dow Jones Subsector Index.


DOW JONES U.S. BASIC MATERIALS INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 75
======================================

INDEX DESCRIPTION. The Dow Jones U.S. Basic Materials Index is a subset of the Dow Jones U.S. Total Market Index. The Index includes only companies in the basic materials industry of the Dow Jones U.S. Total Market Index.


DOW JONES U.S. CONSUMER GOODS INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 150
=======================================

INDEX DESCRIPTION. The Dow Jones U.S. Consumer Goods Index is a subset of the Dow Jones U.S. Total Market Index. The Index includes only companies in the consumer goods industry of the Dow Jones U.S. Total Market Index.


DOW JONES U.S. CONSUMER SERVICES INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 244
=======================================

INDEX DESCRIPTION. The Dow Jones U.S. Consumer Services Index is a subset of the Dow Jones U.S. Total Market Index. The Index includes only companies in the consumer services industry of the Dow Jones U.S. Total Market Index.


DOW JONES U.S. FINANCIALS INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 305
=======================================

INDEX DESCRIPTION. The Dow Jones U.S. Financials Index is a subset of the Dow Jones U.S. Total Market Index. The Index includes only companies in the financial industry of the Dow Jones U.S. Total Market Index.

DOW JONES U.S. FINANCIAL SERVICES INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 147
=======================================

INDEX DESCRIPTION. The Dow Jones U.S. Financial Services Index is a subset of the Dow Jones U.S. Total Market Index. The Index includes only companies in the real estate and general finance sectors of the Dow Jones U.S. Total Market Index.


DOW JONES U.S. HEALTH CARE INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 156
=======================================

INDEX DESCRIPTION. This Dow Jones U.S. Health Care Index is a subset of the Dow Jones U.S. Total Market Index. The Index includes only companies in the healthcare industry of the Dow Jones U.S. Total Market Index.


DOW JONES U.S. INDUSTRIALS INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 266
=======================================

INDEX DESCRIPTION. The Dow Jones U.S. Industrials Index is a subset of the Dow Jones U.S. Total Market Index. The Index includes only companies in the industrials industry of the Dow Jones U.S. Total Market Index.


DOW JONES U.S. OIL & GAS INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 92
======================================

INDEX DESCRIPTION. The Dow Jones U.S. Oil & Gas Index is a subset of the Dow Jones U.S. Total Market Index.


DOW JONES U.S. REAL ESTATE INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 86
======================================

INDEX DESCRIPTION. The Dow Jones U.S. Real Estate Index includes only companies in the real estate sector of the Dow Jones U.S. Total Market Index.


DOW JONES U.S. SELECT AEROSPACE & DEFENSE INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 35
======================================

INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select Aerospace & Defense Index are classified as aerospace and defense companies within the Dow Jones Wilshire 2500 Index.

DOW JONES U.S. SELECT DIVIDEND INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 100
=======================================


INDEX DESCRIPTION. The Dow Jones U.S. Select Dividend Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of 100 of the highest dividend-yielding securities (excluding REITs) in the Dow Jones U.S. Total Market Index. To be included in the Index, the securities (i) must have had a positive dividend-per-share growth rate for each of the last five years (I.E., paid higher dividends each year); (ii) must have an average five-year dividend payout ratio of 60% or less; and (iii) must have a minimum three-month average daily trading volume of 200,000 shares. "Dividend payout ratio" reflects the percentage of a company's earnings paid out as dividends. A ratio of 60% would mean that a company paid out approximately 60% of its earnings as dividends. A company with a lower dividend payout ratio has more earnings to support dividends, and adjustments or changes in the level of earnings are therefore less likely to significantly affect the level of dividends paid. Positive dividend growth rate is a measure of dividend consistency, since it provides some indication of a company's ability to continue to pay dividends.


DOW JONES U.S. SELECT HEALTH CARE PROVIDERS INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 48
======================================

INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select Health Care Providers Index are classified as health care provider companies within the Dow Jones Wilshire 2500 Index.

DOW JONES U.S. SELECT HOME CONSTRUCTION INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 22
======================================

INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select Home Construction Index are classified as home construction companies within the Dow Jones Wilshire 2500 Index.


DOW JONES U.S. SELECT INSURANCE INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 79
======================================

INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select Insurance Index are classified as insurance companies within the Dow Jones Wilshire 2500 Index.


DOW JONES U.S. SELECT INVESTMENT SERVICES INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 28
======================================

INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select Investment Services Index are classified as investment services companies within the Dow Jones Wilshire 2500 Index.


DOW JONES U.S. SELECT MEDICAL EQUIPMENT INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 41
======================================

INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select Medical Equipment Index are classified as medical equipment companies within the Dow Jones Wilshire 2500 Index.


DOW JONES U.S. SELECT OIL EQUIPMENT & SERVICES INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 54
======================================

INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select Oil Equipment & Services Index are classified as oil equipment and services companies within the Dow Jones Wilshire 2500 Index.


DOW JONES U.S. SELECT OIL EXPLORATION & PRODUCTION INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 56
======================================

INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select Oil Exploration & Production Index are classified as oil exploration and production companies within the Dow Jones Wilshire 2500 Index.


DOW JONES U.S. SELECT PHARMACEUTICALS INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 39
======================================

INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select
Pharmaceuticals Index are classified as pharmaceutical companies within the Dow Jones Wilshire 2500 Index.


DOW JONES U.S. SELECT REGIONAL BANKS INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 79
======================================

INDEX DESCRIPTION. The constituents in the Dow Jones U.S. Select Regional Banks Index are classified as regional bank companies within the Dow Jones Wilshire 2500 Index.


DOW JONES U.S. TECHNOLOGY INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 213
=======================================

INDEX DESCRIPTION. The Dow Jones U.S. Technology Index is a subset of the Dow Jones U.S. Total Market Index. The Index includes only companies in the technology industry of the Dow Jones U.S. Total Market Index.



DOW JONES U.S. SELECT TELECOMMUNICATIONS INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 36
======================================

INDEX DESCRIPTION. The Dow Jones U.S. Select Telecommunications Index is a subset of the Wilshire 2500 Index. The Index includes telecommunications companies in the Wilshire 2500 Index.

DOW JONES U.S. TOTAL MARKET INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 1598
========================================

INDEX DESCRIPTION. The Dow Jones U.S. Total Market Index is a broad based index representative of the total market for U.S. equity securities. The Dow Jones U.S. Total Market Index represents 94% of the market capitalization of listed U.S. equities.


DOW JONES TRANSPORTATION AVERAGE INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 20
======================================

INDEX DESCRIPTION. The Dow Jones Transportation Average Index measures the performance of companies from the Industrial Transportation, Airline and General Industrial Services industries of the U.S. equity market. Companies are selected for inclusion in the Index by the editors of The Wall Street Journal. The Index, for practical purposes, is a subset of the Dow Jones U.S. Total Market Index. The component stocks are weighted based on the price of the component securities, with the highest priced securities generally having higher weighting in the Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

DOW JONES U.S. UTILITIES INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 75
======================================


INDEX DESCRIPTION. The Dow Jones U.S. Utilities Index is a subset of the Dow Jones U.S. Total Market Index. The Index includes only companies in the utilities industry of the Dow Jones U.S. Total Market Index.


DOW JONES EPAC SELECT DIVIDEND INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 97
======================================

INDEX DESCRIPTION. The Dow Jones EPAC Select Dividend Index is a dividend-weighted index that represents investable, high yield companies trading in the developed stock markets outside the United States. The Index is comprised of the top 100 dividend paying companies by yield that pass all other criteria outlined below. The Index is calculated with dividends reinvested and is denominated in U.S. Dollars.

COMPONENT SELECTION CRITERIA. The selection universe is the current component set of the Dow Jones EPAC Index, I.E. Europe, Pacific, Asia, Canada. Companies must have at least 3 years of dividend history with a non-negative dividend growth.

INDEX MAINTENANCE AND ISSUE CHANGES. The Dow Jones EPAC Select Dividend Index is a rules-based index. Ongoing maintenance of the Index is governed by these rules.

Under the following circumstances, a component stock is immediately removed from the Index, independent of the annual review:

.. The component company is affected by a corporate action such as a delisting or bankruptcy.

.. The component company eliminates its dividend.

.. The component company lowers but does not eliminate its dividend, and its new yield is less than that of the lowest yielding non-component on the latest monthly selection list.

A component stock that is removed from the Index as the result of an immediate deletion is immediately replaced by the next-highest ranked stock by indicated annual yield as of the most recent annual review. The new stock is added to the Index at the weight of the departing company.

METHODOLOGY. Companies are ranked by their indicated yield using the close on the last trading day of November. The top 100 stocks are selected for the initial Index. In subsequent annual reviews, which will take place after the close of trading of all markets on the third Friday in December, any component that is no longer ranked 200 or higher are replaced by the highest yielding non-component companies.

LIQUIDITY. Companies must have an average daily dollar volume of $3 million to be eligible for addition to the Index. Current components whose average daily dollar volume falls below $1.5 million will be removed from the Index at the next review. The Index is reviewed annually, and the reviews are implemented after the close of trading on the third Friday in December.

INDEX AVAILABILITY. The Dow Jones EPAC Select Dividend Index is calculated in real-time and published every fifteen seconds. It is distributed via the CBOT data feed and made available to all international data vendors. Daily values can be found at the Dow Jones Indexes website.

EXCHANGE RATES AND PRICING. Foreign exchange rates used in the calculation of the Dow Jones EPAC Select Dividend Index are Reuters' real-time spot rates. The Dow Jones EPAC Select Dividend Index is calculated in U.S. dollars.

The FTSE NAREIT Indexes Generally
COMPONENT SELECTION CRITERIA. The FTSE NAREIT U.S. Real Estate Indexes ("FTSE NAREIT Indexes") are primarily rule-based, but are also monitored by the FTSE NAREIT Index Advisory Committee. All tax-qualified REITs that are listed on the NYSE, the AMEX or the NASDAQ are eligible for inclusion in the FTSE NAREIT Indexes. Potential constituents for the FTSE NAREIT Industrial/Office Index, the FTSE NAREIT Mortgage REITs Index, the FTSE NAREIT Real Estate 50 Index, and the FTSE NAREIT Mortgage REITs Index are determined by sector classifications of constituents in the FTSE NAREIT Composite Index. As part of an annual review, all eligible securities are ranked by their full market capitalizations as of the close of business on the last business day in November. Stocks are then screened to ensure they have sufficient liquidity. Factors used to determine liquidity include the availability of current and reliable price information and the level of trading volume relative to shares outstanding. Value traded and float turnover are also analyzed periodically to monitor liquidity. The FTSE NAREIT Index Advisory Committee meets to approve the annual review on the Wednesday after the first Friday in December. Any constituent changes resulting from the annual review will be implemented at the close of business on the third Friday of December.

When calculating index component weights, component companies' shares are adjusted for available float. In general, shares held by governments, corporations, strategic partners, or other control groups are excluded from a constituent company's outstanding shares. The FTSE NAREIT Composite Index and FTSE NAREIT Real Estate 50 Index are reviewed for changes in free float on a quarterly basis, and implementation of any changes to these indexes, and potentially the FTSE NAREIT Indexes, occur at the close of business on the third Friday in March, June, September or December.

INDEX MAINTENANCE. The FTSE NAREIT Index Advisory Committee is responsible for undertaking the review of the FTSE NAREIT Indexes and for approving changes in constituents and is also responsible for the sector classification of constituents of the FTSE NAREIT Indexes. The Chairman and Deputy Chairman of the FTSE NAREIT Index Advisory Committee are collectively responsible for approving constituent changes to the FTSE NAREIT Indexes between meetings of the Committee. Adjustments to reflect a major change in the amount or structure of a constituent company's issued securities will be made before the start of the Index calculation on the day on which the change takes effect. Adjustments to reflect less significant changes will be implemented before the start of the Index calculation on the day following the announcement of the change. Adjustments generally are made before the start of the Index calculations on the day concerned, unless market conditions prevent such adjustment.

ISSUE CHANGES. A company will be added to the FTSE NAREIT Real Estate 50 Index at the annual review if it rises to 40th position or above when the eligible companies are ranked by full market capitalization (before the application of any free float market adjustments). A company in the FTSE NAREIT Real Estate 50 Index will be deleted at the annual review if it falls to 61st position or below when the eligible companies are ranked by full market capitalization. A deletion or addition to the FTSE NAREIT Real Estate 50 Index may affect other FTSE NAREIT Indexes depending on the sector classification of the constituent to be added or deleted. A deletion or addition to the FTSE NAREIT Real Estate 50 Index may affect other FTSE NAREIT Indexes depending on the sector classification of the constituent to be added or deleted.

If, in the view of the FTSE NAREIT Index Advisory Committee, a new issue that elects REIT status is so large (I.E., its full market capitalization is greater than the market capitalization of the company ranked tenth position or higher in the FTSE NAREIT Real Estate 50 Index) that the effectiveness of the Indexes as market indicators would be significantly and adversely affected by its omission, the FTSE NAREIT Index Advisory Committee may decide to include the new issue ("Fast Entry") as a constituent in the FTSE NAREIT Real Estate 50 Index, and potentially the FTSE NAREIT Indexes, after the close of business on the first day of official trading.

New issues of companies that do not qualify for "Fast Entry" but meet the criteria for eligible securities and have been listed for over 20 business trading days will be eligible for inclusion in the FTSE NAREIT Indexes. The data will be compiled as of the close of business on the last business day in February, May and August. The changes will be effective after the close of business on the third Friday in March, June and September. The Secretary to the FTSE NAREIT Index Advisory Committee is responsible for recommending to the FTSE NAREIT Index Advisory Committee any constituents to be added or removed as part of the quarterly review.

If a constituent is delisted, or ceases to have a firm quotation, or is subject to a takeover offer which has been declared wholly unconditional, it will be removed from the indexes of which it is a constituent. Where the company is a constituent of the FTSE NAREIT Real Estate 50 Index, it will be replaced by the highest ranking company eligible in the FTSE NAREIT Real Estate 50 Index Reserve List.

INDEX AVAILABILITY. The FTSE NAREIT Indexes are calculated continuously during normal trading hours of the NASDAQ, AMEX and NYSE, and are closed on U.S. holidays.

EXCHANGE RATES AND PRICING. The prices used to calculate the FTSE NAREIT Indexes are the Reuters daily closing prices or those figures accepted as such. FTSE NAREIT reserves the right to use an alternative pricing source on any given day. For end-of-day alternative currency calculations, FTSE NAREIT uses the WM/Reuters Closing Spot Rates.

FTSE NAREIT INDUSTRIAL/OFFICE INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 29
======================================

INDEX DESCRIPTION. The FTSE NAREIT Industrial/Office Index measures the performance of the industrial and office real estate sector of the U.S. equity market.

FTSE NAREIT MORTGAGE REITS INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 31
======================================

INDEX DESCRIPTION. The FTSE NAREIT Mortgage REITs Index measures the performance of the residential and commercial mortgages real estate sector of the U.S. equity market.

FTSE NAREIT REAL ESTATE 50 INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 50
======================================

INDEX DESCRIPTION. The FTSE NAREIT Real Estate 50 Index measures the performance of the large-cap real estate sector of the U.S. equity market. The Index is comprised of the 50 largest REIT companies within the FTSE NAREIT Composite Index.

FTSE NAREIT RESIDENTIAL INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 20
======================================

INDEX DESCRIPTION. The FTSE NAREIT Residential Index measures the performance of the residential real estate sector of the U.S. equity market.

FTSE NAREIT RETAIL INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 29
======================================

INDEX DESCRIPTION. The FTSE NAREIT Retail Index measures the performance of the retail property real estate sector of the U.S. equity market.

FTSE/Xinhua China 25 Index

NUMBER OF COMPONENTS: 25
========================

INDEX DESCRIPTION. The FTSE/Xinhua China 25 Index is designed to represent the performance of the largest companies in the China equity market that are available to international investors. The Index consists of 25 of the largest and most liquid Chinese companies. The securities in the Index are weighted based on the total market value of their shares. Securities with higher total market values generally have a higher representation in the Index. Index constituents are screened for liquidity and weightings are capped to avoid over-concentration in any one stock.

The Index consists of two types of shares: "Red Chip" shares and "H" shares.

"Red Chip" shares are incorporated in Hong Kong and trade on the Hong Kong Stock Exchange. They are quoted in Hong Kong Dollars. Red Chip companies are substantially owned directly or indirectly by the Chinese Government and have the majority of their business interested in mainland China. Like other securities trading on the Hong Kong exchange, there are no restrictions on who can trade "Red Chip" shares.

"H" shares are incorporated in China and nominated by the Central Government for listing and trading on the Hong Kong exchange. They are quoted and traded in Hong Kong and U.S. dollars. Like other securities trading on the Hong Kong exchange, there are no restrictions on who can trade "H" shares.


COMPONENT SELECTION CRITERIA. The Index is primarily rule-based, but is also monitored by a governing committee. The Secretary to the Index is responsible for conducting the quarterly review of constituents for the Index and for recommending to the Index Committee any constituents to be inserted or deleted as part of the quarterly review. All eligible securities are ranked by their full market capitalizations.

ELIGIBILITY. Each security included in the Index is a current constituent of the FTSE All-World Index. All classes of equity securities in issue are eligible for inclusion in the Index subject to conforming with free-float and liquidity restrictions.


FLOAT-ADJUSTED MARKET CAPITALIZATION. When calculating index weights, individual constituents' shares held by governments, corporations, strategic partners, or other control groups are excluded from the company's outstanding shares. Shares owned by other companies are also excluded regardless of whether they are index constituents. In countries with regulated environments, where a foreign investment limit exists at the sector or company level, the constituent's weight will reflect either the foreign investment limit or the percentage float, whichever is the more restrictive.


LIQUIDITY. Stocks are screened to ensure there is sufficient liquidity to be traded. Factors in determining liquidity include the availability of current and reliable price information and the level of trading volume relative to shares outstanding. Value traded and float turnover are also analyzed on a monthly basis to review liquidity.

INDEX MAINTENANCE AND ISSUE CHANGES. The FTSE Global Classification Committee is responsible for the industry classification of constituents of the Index within the FTSE Global Classification System. The FTSE Global Classification Committee may approve changes to the FTSE Global Classification System and Management Rules. FTSE/Xinhua appoints the Chairman and Deputy Chairman of the Index. The Chairman, or in his absence Deputy Chairman, will chair meetings of the Committee and will represent that Committee outside meetings. The Chairman and Deputy Chairman of the Index Committee are collectively responsible for approving constituent changes to the Index between meetings of the Committee on advice from the Secretary to the Committee and as permitted and as specified by the Index's Ground Rules. Adjustments to reflect a major change in the amount or structure of a constituent company's issued capital will be made before the start of the index calculation on the day on which the change takes effect. Adjustments to reflect less significant changes will be implemented before the start of the index calculation on the day following the announcement of the change. Adjustments generally are made before the start of the index calculations on the day concerned, unless market conditions prevent this.

ADDITIONS. A company will be added to the Index at the periodic review if it rises to the 15th position or above when the eligible companies are ranked by full market value before the application of any investibility weightings.

DELETIONS. A company in the Index will be deleted at the periodic review if it falls to the 36th position or below when the eligible companies are ranked by full market value before the application of any investibility weighting. Any deletion to the Index will simultaneously entail an addition to the Index in order to maintain 25 Index constituents at all times.

REVISIONS TO THE FLOAT ADJUSTMENTS. The Index is reviewed quarterly for changes in free float. These reviews will coincide with the quarterly reviews undertaken of the Index. Implementation of any changes will be after the close of the Index calculation on the third Friday in January, April, July and October.

QUARTERLY INDEX REBALANCING. The quarterly review of the Index constituents takes place in January, April, July and October. Any constituent changes will be implemented on the next trading day following the third Friday of the same month of the review meeting. Details of the outcome of the review and the dates on which any changes are to be implemented will be published as soon as possible after the Index Committee meeting has concluded. Significant Index rebalancing may cause funds based on the Index to experience trading error.

INDEX AVAILABILITY. The Index is calculated continuously during Hong Kong trading hours and is widely disseminated to major data vendors. The Index will not be calculated on Hong Kong public holidays.

EXCHANGE RATES AND PRICING. The Index uses Reuters' real-time foreign exchange spot rates and Reuters' real-time security prices. The Index is calculated in Hong Kong Dollars. Non-Hong Kong Dollar denominated constituent prices are converted to Hong Kong Dollars in order to calculate the Index. The foreign exchange rates and security prices received from Reuters at the closing time of the Index are used to calculate the final index levels.

GENERAL BACKGROUND OF THE CHINESE EQUITY MARKETS. Mainland China's economy has been gradually transitioning from a centrally planned economy to a more market based economy. While the government continues to play a dominant role in the economy, the economic influence of individual citizens has been steadily increasing. Private enterprise continues to grow in place of the large state-owned enterprises, and foreign investment continues to contribute to economic growth.

China's chief industries include iron and steel, cement, chemical fertilizers, footwear, toys, food processing, automobiles, consumer electronics, telecommunications, coal, machine building, armaments, textiles and apparel, and petroleum. China's main exports are machinery and equipment, textiles and clothing, footwear, toys and sporting goods, and mineral fuels. China's main imports consists of machinery and equipment, mineral fuels, plastics, iron and steel, chemicals.


REPORTING, ACCOUNTING AND AUDITING. The mainland China reporting, accounting and auditing standards differ from U.S. standards. In general, Chinese corporations do not provide all of the disclosures required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.


The KLD Indexes
DOMINI 400 SOCIAL/SM/ INDEX

NUMBER OF COMPONENTS: 400
=========================

COMPONENT SELECTION CRITERIA AND INDEX DESCRIPTION. The Domini 400 Social/SM/ Index is designed to provide exposure to the common stocks of companies that KLD Research & Analytics, Inc. ("KLD") determines have positive environmental, social and governance ("ESG") characteristics. The Index consists of 400 companies drawn primarily from the universe of companies included in the S&P 500 Index and the Russell 3000 Index. The Index is maintained at 400 constituents and additions are made only at the time of and immediately following a removal of a constituent. KLD evaluates each eligible company's ESG performance using standardized criteria. KLD considers a company's record of communication relations, diversity, employee relations, human rights, product quality and safety, environment and corporate governance. KLD seeks to include in the Index companies with positive ESG performance relative to their industry and sector peers, and in relation to the broader market. The Index is a float-adjusted market capitalization-weighted index.

When selecting companies for the Index, KLD also considers market capitalization, earnings, stock price, debt to equity ratio, sector, industry and liquidity. Companies that KLD determines are in the following businesses beyond specified revenue thresholds, are not eligible for the Index: alcohol, tobacco, firearms, nuclear power, military weapons and gambling. "Specified revenue thresholds" vary by type of involvement in the applicable business, based on a formulaic set of criteria, revenue thresholds and revenue types. KLD seeks to maintain the composition of Index components at approximately 250 companies from the S&P 500 Index, 100 non-S&P 500 Index companies chosen for sector diversification and market capitalization, and 50 additional companies with exemplary ESG records.

ISSUE CHANGES. General oversight responsibility for the Index, including overall policy guidelines and methodology, is handled by KLD. Announcements of Index changes will generally be made two business days in advance of the anticipated effective date, although, for exceptional corporate events, announcements may be made earlier or later.

INDEX MAINTENANCE. Maintaining the Index includes monitoring and completing the adjustments for company additions and removals, share changes of more than 10%, stock splits, stock dividends, and stock price adjustments due to restructurings, spin-offs and other corporate actions. Companies may be removed from the Index due to mergers, acquisitions, bankruptcies, delisting or other corporate actions, concerns about financial quality, failure of exclusionary screens or deteriorating ESG performance, and are removed from the Index as close as possible to the actual date on which the event occurred. The selection process for additions to the Index considers the current composition of the Index, the characteristics of the company being replaced, including market capitalization, sector representation and S&P 500 Index membership.

INDEX AVAILABILITY. The Index is calculated continously and is available from major data vendors.

KLD SELECT SOCIAL/SM/ INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 200-300
===========================================

COMPONENT SELECTION CRITERIA AND INDEX DESCRIPTION. The KLD Select Social/SM/ Index is designed to maximize exposure to large capitalization companies that KLD determines have positive social and environmental characteristics, while at the same time maintaining risk and return characteristics similar to the Index. The Index consists of approximately 200 to 300 companies drawn from the universe of companies included in the Russell 1000 Index and the S&P 500 Index. KLD evaluates each eligible company's social and environmental performance using standardized criteria and assigns a "score" to each company. The selection process is designed so that companies with relatively higher scores are expected to have a higher representation in the Index than they do in the Russell 1000 Index. Companies with relatively lower scores are expected to have a lower representation in the Index than they do in the Russell 1000 Index. Exceptions may result from the constraint on tracking error. Companies that KLD determines are in the tobacco industry are excluded from the KLD Select Social/SM/ Index.

The Russell 1000 Index and the S&P 500 Index are indexes designed to measure the performance of the large-capitalization sector of the U.S. equity market.


ISSUE CHANGES. General oversight responsibility for the KLD Select Social/SM/ Index, including overall policy guidelines and methodology, is handled by KLD Research & Analytics, Inc. Announcements of Index changes will generally be made two (2) business days in advance of the anticipated effective date, although, for exceptional corporate events, announcements may be made earlier.


INDEX MAINTENANCE. Maintaining the Index includes monitoring and completing the adjustments for company additions and deletions, share changes of more than 10%, stock splits, stock dividends, and stock price adjustments due to restructurings, spin-offs and other corporate actions. Companies may be removed from the Index as a result of mergers, acquisitions, bankruptcies, or other restructurings and are removed from the Index as close as possible to the actual date on which the event occurred. The Index will be rebalanced on the Monday following the third Friday in September, December and March. The rebalancing reflects changes due to float factors and the social and environmental scores assigned to companies by KLD. KLD reconstitutes the Index every year in June in conjunction with the reconstitution schedule of the Russell 1000 Index to reflect changes to the universe as well as changes in market conditions, corporate actions and changes in the social and environmental scores of companies.

INDEX AVAILABILITY. The Index is calculated continuously and is available from major data vendors.

The Morningstar Indexes Generally
COMPONENT SELECTION CRITERIA. The Morningstar Index family is based on the same methodology as the well-known Morningstar Style Box(TM). The Morningstar Indexes are governed by transparent, objective rules for security selection, exclusion, rebalancing, and adjustments for corporate actions. Morningstar makes no subjective determinations related to index composition. To be eligible for inclusion in any of the Morningstar Indexes, a stock must be listed on the NYSE, the AMEX, or NASDAQ, domiciled in the U.S. or have its primary stock market activities carried out in the U.S., have sufficient historical fundamental data available so that Morningstar can classify investment style, and be in the top 75% of companies in the investable universe based on its liquidity score. A security's liquidity score is based on its average monthly trading volume in U.S. dollars. ADRs, American Depositary Shares, fixed-dividend shares, convertible notes, warrants, rights, tracking stocks, limited partnerships and holding companies are not eligible for inclusion in the Morningstar Indexes.

Morningstar, Inc. ("Morningstar") uses a dynamic percentage-based approach to divide its U.S. Market Index into three cap categories. By defining each as a percentage of the market cap of the investable universe, the definitions remain stable regardless of overall large market movements. Large Cap stocks are defined as stocks that form the largest 70% of investable market cap. Mid Cap stocks are defined as the next 20% of investable market cap (70th to 90th percentile). Small Cap stocks are defined as the next 7% of investable market cap (90th to 97th percentile). The stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading.


ISSUE CHANGES. Securities are added or deleted from each index based on rules outlined for security selection, exclusion, rebalancing, and adjustments for corporate actions as set forth in the Morningstar Index Rulebook. Morningstar makes no subjective determinations related to index composition.

INDEX MAINTENANCE. The Morningstar Indexes are reconstituted twice annually, on the Monday following the third Friday of June and the Monday following the third Friday of December. If the Monday is a holiday, reconstitution occurs on the Tuesday immediately following. Reconstitution is carried out after the day's closing index values have been determined.


INDEX AVAILABILITY. Morningstar Indexes are calculated continuously and are available from major data vendors.


MORNINGSTAR LARGE CORE INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 90
======================================

INDEX DESCRIPTION. The Index measures the performance of stocks issued by large-capitalization companies that have exhibited average "growth" and "value" characteristics as determined by Morningstar's proprietary index methodology. The Morningstar index methodology defines "large-capitalization" stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar U.S. Market Index. All large capitalization stocks are then designated as "core," "growth" or "value" based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as "growth" securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as "value" securities. Stocks that are not designated as "growth" or "value" securities are designated as "core" securities.


MORNINGSTAR LARGE GROWTH INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 120
=======================================

INDEX DESCRIPTION. The Index measures the performance of stocks issued by large-capitalization companies that have exhibited above-average "growth" characteristics as determined by Morningstar's proprietary index methodology. The Morningstar index methodology defines "large-capitalization" stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar U.S. Market Index. Stocks are then designated as "core," "growth" or "value" based on their style orientations. The stocks included in the Index are designated as "growth" because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth.


MORNINGSTAR LARGE VALUE INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 82
======================================

INDEX DESCRIPTION. The Index measures the performance of stocks issued by large-capitalization companies that have exhibited "value" characteristics as determined by Morningstar's proprietary index methodology. The Morningstar index methodology defines "large-capitalization" stocks as those stocks that form the top 70% of the market capitalization of the stocks eligible to be included in the Morningstar U.S. Market Index. Stocks are then designated as "core," "growth" or "value" based on their style orientations. The stocks included in the Index are designated as "value" because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields.


MORNINGSTAR MID CORE INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 243
=======================================

INDEX DESCRIPTION. The Index measures the performance of stocks issued by mid-capitalization companies that have exhibited average "growth" and "value" characteristics as determined by Morningstar's proprietary index methodology. The Morningstar index methodology defines "mid-capitalization" stocks as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar U.S. Market Index. Stocks are then designated as "core," "growth" or "value" based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as "growth" securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as "value" securities. Stocks that are not designated as "growth" or "value" securities are designated as "core" securities.


MORNINGSTAR MID GROWTH INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 230
=======================================

INDEX DESCRIPTION. The Index measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average "growth" characteristics as determined by Morningstar's proprietary index methodology. The Morningstar index methodology defines "mid-capitalization" stocks as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar U.S. Market Index. Stocks are then designated as "core," "growth" or "value" based on their style orientations. The stocks included in the Index are designated as "growth" because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth.


MORNINGSTAR MID VALUE INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 238
=======================================

INDEX DESCRIPTION. The Index measures the performance of stocks issued by mid-capitalization companies that have exhibited "value" characteristics as determined by Morningstar's proprietary index methodology. The Morningstar index methodology defines "mid-capitalization" stocks as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar U.S. Market Index. Stocks are then designated as "core," "growth" or "value" based on their style orientations. The stocks included in the Index are designated as "value" because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields.


MORNINGSTAR SMALL CORE INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 342
=======================================

INDEX DESCRIPTION. The Index measures the performance of stocks issued by small-capitalization companies that have exhibited average "growth" and "value" characteristics as determined by Morningstar's proprietary index methodology. The Morningstar index methodology defines "small-capitalization" stocks as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar U.S. Market Index. Stocks are then designated as "core," "growth" or "value" based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as "growth" securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as "value" securities. Stocks that are not designated as "growth" or "value" securities are designated as "core" securities.


MORNINGSTAR SMALL GROWTH INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 328
=======================================

INDEX DESCRIPTION. The Index measures the performance of stocks issued by small-capitalization companies that have exhibited above-average "growth" characteristics as determined by Morningstar's proprietary index methodology. The Morningstar index methodology defines "small-capitalization" stocks as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar U.S. Market Index. Stocks are then designated as "core," "growth" or "value" based on their style orientations. The stocks included in the Index are designated as "growth" because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth.


MORNINGSTAR SMALL VALUE INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 320
=======================================

INDEX DESCRIPTION. The Index measures the performance of stocks issued by small-capitalization companies that have exhibited "value" characteristics as determined by Morningstar's proprietary index methodology. The Morningstar index methodology defines "small capitalization" stocks as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of the stocks eligible to be included in the Morningstar U.S. Market Index. Stocks are then designated as "core," "growth" or "value" based on their style orientations. The stocks included in the Index are designated as "value" because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields.

The MSCI Indexes Generally

IN GENERAL. The MSCI indexes were founded in 1969 by Capital International S.A. as the first international performance benchmarks constructed to facilitate accurate comparison of world markets. Morgan Stanley acquired rights to the indexes in 1986. In November 1998, Morgan Stanley transferred all rights to the MSCI indexes to Morgan Stanley Capital International Inc. ("MSCI"), a Delaware corporation of which Morgan Stanley is the majority owner and The Capital Group of Companies, Inc. is the minority shareholder. The MSCI single country standard equity indexes have covered the world's developed markets since 1969, and in 1988, MSCI commenced coverage of the emerging markets.

Local stock exchanges traditionally calculated their own indexes that were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same calculation methodology across all markets for all single country standard equity indexes, developed and emerging.

MSCI has announced enhancements to the methodology of the MSCI Standard Indexes, which includes the MSCI EAFE Index, MSCI EAFE Growth Index and MSCI EAFE Value Index. MSCI will expand the number of securities included in the indexes, eliminate industry sector classifications in favor of market capitalization size segmentation and eliminate overlapping market capitalization size segmentation among its indexes. These enhancements are being phased in over two stages: 50% of the transition is expected to be completed on November 30, 2007 and the remaining transition is expected to be completed on May 30, 2008. MSCI is also combining its MSCI Standard Indexes and MSCI Small Cap Indexes to form the MSCI Global Investable Market Indexes (the "MSCI GIMI"). The MSCI Global Standard Indexes, which will include the MSCI Global Large Cap Indexes and MSCI Global Mid-Cap Indexes, are intended to cover all investable large and mid-cap securities and include approximately 85% of each market's free float-adjusted market capitalization. The enhanced MSCI Global Small Cap Index is intended to cover all companies with a market capitalization lower than that of the companies in the MSCI Global Standard Indexes and include an additional 14% coverage of each market's free-float adjusted market capitalization. The Underlying Index of the Fund at its inception will be an index of the MSCI GIMI.

Following are descriptions of the current MSCI Standard Equity Indexes and the new MSCI GIMI.

CURRENT MSCI SINGLE COUNTRY STANDARD EQUITY INDEXES

WEIGHTING. All single-country MSCI Standard Indices are free-float weighted, I.E., companies are included in the indexes at the value of their free public float (free float multiplied by security price). MSCI defines "free float" as total shares excluding shares held by strategic investors and shares subject to foreign ownership restrictions. MSCI's Standard Indices generally seek to include 85% of the free float-adjusted market capitalization of a country's stock market represented in each industry group of each country.

REGIONAL WEIGHTS. Market capitalization weighting, combined with a consistent target of 85% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets.

SELECTION CRITERIA. MSCI's index construction process involves: (i) defining the equity universe, (ii) adjusting the total market capitalization of all securities in the universe for free float available to foreign investors, (iii) classifying the universe of securities under the Global Industry Classification Standard (the "GICS") and (iv) selecting securities for inclusion according to MSCI's index construction rules and guidelines.

(i) Defining the Equity Universe. The current index construction process starts at the country level with the identification of all listed securities for that country. Currently, MSCI creates international equity country indexes for 48 countries. In general, companies and their respective securities are classified as belonging only to the country in which they are incorporated. This allows securities to be sorted distinctly by country. All listed equity securities and listed securities that exhibit characteristics of equity securities, except investment trusts, mutual funds and equity derivatives, are eligible for inclusion in the universe. Shares of non-domiciled companies generally are not eligible for inclusion in the universe.

(ii) Adjusting the Total Market Capitalization of Securities in the Equity Universe for Free Float. After identifying the universe of securities, MSCI calculates the free float-adjusted market capitalization of each security in that universe using publicly available information. The process of free float adjusting market capitalization involves: (i) defining and estimating the free float available to foreign investors for each security, using MSCI's definition of free float, (ii) assigning a free float-adjustment factor to each security and (iii) calculating the free float-adjusted market capitalization of each security.

(iii) Classifying Securities under the GICS. All securities in the equity universe are also assigned to an industry-based hierarchy, the GICS. This comprehensive classification scheme provides a universal approach to industries worldwide and forms the basis for achieving MSCI's objective of broad industry representation in its indexes.

(iv) Selecting Securities for Index Inclusion. MSCI targets an 85% free float-adjusted market representation level in each industry group of each country. The security selection process within each industry group is based on the analysis of: (i) each company's business activities and the diversification that its securities would bring to the index, (ii) the size (based on free float-adjusted market capitalization) and liquidity of the securities of the company and (iii) the estimated free float for the company and its individual share classes. MSCI targets for inclusion the most sizable and liquid securities in an industry group. MSCI generally does not consider securities with inadequate liquidity and/or securities that do not have an estimated free float greater than 15% unless exclusion of the security of a large company would compromise the index's ability to fully and fairly represent the characteristics of the underlying market. In its Small Cap Index Series, MSCI targets 40% of the full market capitalization of the eligible small cap universe in each industry group, of each country.

FREE FLOAT. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float and (ii) limits on share ownership for foreigners.

Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float rounded-up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15% that are included on an exceptional basis, the estimated free float is adjusted to the nearest 1%.

ADDITIONS AND DELETIONS. Potential additions to the indexes are analyzed with respect to their industry group and sub-industry group, in order to represent a wide range of economic and business activities. In assessing deletions, it is important to emphasize that indexes must represent the full-investment cycle, including both bull and bear markets. Out-of-favor industries and their securities may exhibit declining prices, declining market capitalization, and/or declining liquidity, and yet are not deleted because they continue to be good representatives of their industry group.

As a general policy, changes in number of shares are coordinated with changes in FIFs to accurately reflect the investability of the underlying securities.

NEW MSCI SINGLE COUNTRY GLOBAL INVESTABLE MARKET EQUITY INDEXES

WEIGHTING. All single-country MSCI international equity indexes are free-float weighted, i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price). MSCI defines "free float" as total shares excluding shares held by strategic investors and shares subject to foreign ownership restrictions. MSCI's single country global investable market equity indexes generally seek to include 99% of the free float-adjusted market capitalization of a country's stock market.

REGIONAL WEIGHTS. Market capitalization weighting, combined with a consistent target of 99% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets. A market is equivalent to a single country, except in the developed markets of Europe, where all markets in Europe are aggregated into a single market for index construction purposes. Subsequently, individual country indices of the developed markets within the MSCI Europe Index are derived from the constituents of the MSCI Europe Index.

SELECTION CRITERIA. MSCI's index construction process involves: (i) defining the equity universe, (ii) determining the market investable equity universe for each market, (iii) determining market capitalization size segments for each market and (iv) applying index continuity rules for the standard index.

(i) Defining the Equity Universe. MSCI begins with securities listed in countries in the MSCI Global Index Series. Of these countries, 23 are classified as developed markets and 25 as emerging markets. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. Real estate investment trusts in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (I.E., share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

(ii) Determining the Equity Universe in Each Market. The equity universe in any market is derived by applying investability screens to individual companies and securities in the equity universe of that market. Some investability requirements are applied at the individual security level and some at the overall company level, represented by the aggregation of individual securities of the company. As a result, the inclusion or exclusion of one security does not imply the automatic inclusion or exclusion of other securities of the same company.

(iii) Determining Market Capitalization Size Segments for Each Market. In each market MSCI creates an Investable Market Index,

  Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index. In order to create size components that can be meaningfully aggregated into composites, individual market size segments balance the following two objectives:

1. Achieving global size integrity by ensuring that companies of comparable and relevant sizes are included in a given size segment across all markets in a composite index.

2. Achieving consistent market coverage by ensuring that each market's size segment is represented in its proportional weight in the composite universe.

Generally, the MSCI Indexes attempt to provide the following market coverage:

  .  Investable Market Index: approximately 99%

  .  Standard Index: approximately 85%

  .  Large Cap Index: approximately 70%

  .  Mid Cap Index: approximately 15%

  .  Small Cap Index: approximately 14%

(iv) Index Continuity Rules for the Standard Index. In order to achieve index continuity, as well as provide some basic level of diversification within a market index, notwithstanding the effect of other index construction rules contained herein, a minimum number of five constituents will be maintained for a developing market Standard Index and a minimum number of three constituents will be maintained for an emerging market Standard Index.

FREE FLOAT. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float and (ii) limits on share ownership for foreigners.

Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float rounded-up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15% that are included on an exceptional basis, the estimated free float is adjusted to the nearest 1%.


PRICE AND EXCHANGE RATES


PRICES. The prices used to calculate the MSCI indexes are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.

EXCHANGE RATES. MSCI currently uses the FX rates published by WM Reuters at 4:00 p.m., London time. MSCI uses WM Reuters rates for all developed and emerging markets. Exchange rates are taken daily at 4:00 p.m., London time by the WM Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of "snapshots" of the latest contributed quotations taken from the Reuters service at short intervals around 4:00 p.m. WM Reuters provides closing bid and offer rates. MSCI uses these rates to calculate the mid-point to five decimal places.


MSCI continues to monitor exchange rates independently and may, under exceptional circumstances, elect to use an alternative exchange rate if the WM Reuters rate is believed not to be representative for a given currency on a particular day.


CHANGES TO THE INDEXES. The MSCI indexes are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets. In maintaining the MSCI indexes, emphasis is also placed on continuity, replicability and minimizing turnover in the indexes. Maintaining the MSCI indexes involves many aspects including: (i) additions to, and deletions from, the indexes; (ii) and changes in number of shares; and (iii) changes in Foreign Inclusion Factors ("FIFs") as a result of updated free float estimates.

Index maintenance can be described by three broad categories of implementation of changes:


  . Annual full country index reviews, conducted on a fixed annual timetable, that systematically re-assess the various dimensions of the equity universe for all countries;

  . Quarterly index reviews, aimed at promptly reflecting other significant market events;

  . Ongoing event-related changes, such as mergers and acquisitions, which generally are implemented in the indexes as they occur.


Potential changes in the status of countries (stand-alone, emerging, developed) follow their own separate timetables. These changes are normally implemented in one or more phases at the regular annual full country index review and quarterly index review dates.


The annual full country index review for all the MSCI single country standard international equity indexes is carried out once every 12 months and implemented as of the close of the last business day of May. The implementation of changes resulting from a quarterly index review occurs only on three dates throughout the year: as of the close of the last business day of February, August and November. Any single country indexes may be impacted at the quarterly index review. MSCI Index additions and deletions due to quarterly index rebalancing are generally announced at least two weeks in advance.


MSCI EAFE(Reg. TM) INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 1,166
=========================================

INDEX DESCRIPTION. The MSCI EAFE(Reg. TM) Index is commonly used as a measure of international stock performance. constituents of the Index include securities from Europe, Australasia (Australia and Asia) and the Far East.

CALCULATION METHODOLOGY. The iShares MSCI EAFE Index Fund utilizes the MSCI EAFE(Reg. TM) Index calculated with net dividends reinvested. "Net dividends" means dividends after reduction for taxes withheld at the rate applicable to holders of the underlying stock that are resident in Luxembourg. With respect to the iShares MSCI EAFE Index Fund, such withholding rates may differ from that applicable to United States residents.


The Index is calculated on a real-time basis and disseminated at regular intervals throughout the day.

MSCI EAFE(Reg. TM) GROWTH INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 700
=======================================

INDEX DESCRIPTION. The MSCI EAFE(Reg. TM) Growth Index is a subset of the MSCI EAFE(Reg. TM) Index and constituents of the Index include securities from Europe, Australasia (Australia and Asia), and the Far East. the Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE(Reg. TM) Index and consists of those securities classified by MSCI as most representing the growth style. securities classified as growth style generally tend to have higher forecasted growth rates, lower book value to price ratios, lower forward earnings to price ratios and lower dividend yields than securities representing the value style. MSCI uses a specialized framework to attribute both growth and value style characteristics to each security within the MSCI EAFE(Reg. TM) Index. each security is evaluated based on certain value factors and growth factors, which are then used to calculate a growth score and value score. based upon these two scores, MSCI determines the extent to which each security is assigned to the growth or value style. it is possible for a single security to have representation in both the growth and value style indexes, however, no more than 100% of a security's float-adjusted market capitalization will be included within the combined style framework.


MSCI EAFE(Reg. TM) VALUE INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 616
=======================================

INDEX DESCRIPTION. The MSCI EAFE(Reg. TM) Value Index is a subset of the MSCI EAFE(Reg. TM) Index and constituents of the Index include securities from Europe, Australasia (Australia and Asia), and the Far East. the Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE(Reg. TM) Index and consists of those securities classified by MSCI as most representing the value style. securities classified as value style generally tend to have higher book value to price ratios, higher forward earnings to price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style. MSCI uses a specialized framework to attribute both value and growth style characteristics to each security within the MSCI EAFE(Reg. TM) Index. each security is evaluated based on certain value factors and growth factors, which are then used to calculate a growth score and value score. based upon these two scores, MSCI determines the extent to which each security is assigned to the value or growth style. it is possible for a single security to have representation in both the value and growth style indexes, however, no more than 100% of a security's float-adjusted market capitalization will be included within the combined style framework.

NASDAQ Biotechnology Index
NUMBER OF COMPONENTS: 176
=========================

COMPONENT SELECTION CRITERIA. To be eligible for inclusion in the NASDAQ Biotechnology Index, the security's U.S. listing must be exclusively on the NASDAQ Stock Market (unless the security was dually listed on another U.S. market prior to January 1, 2004 and has continuously maintained such listing) and meet the following criteria:


.. the issuer of the security must be classified according to the Industry
  Classification Benchmark classification system as either biotechnology or pharmaceuticals;

.. the security must be listed on the NASDAQ National Market;

.. the security must have a market capitalization of at least $200 million;

.. the security must have an average daily trading volume of at least 100,000 shares;

.. the security must have "seasoned" on The NASDAQ Stock Market or another recognized market for at least 6 months (generally a company is considered to be seasoned by NASDAQ if it has been listed on a market for at least six months; in the case of spin-offs, the operating history of the spin-off will be considered);

.. the security may not be issued by an issuer currently in bankruptcy proceedings; and

.. the issuer of the security may not have entered into a definitive agreement or other arrangement which would result in the security no longer being index eligible within the next six months; and the issuer of the security may not have annual financial statements with an audit opinion which the auditor or the company have indicated cannot be currently relied upon.


ISSUE CHANGES. The Index will be subject to reexamination on a quarterly basis. The weights of Index components will be rebalanced if one or more of the following are not met: (1) the weight of the single largest component is greater than 24%; or (2) the collective weight of those Index securities whose individual current weights are in excess of 4.5%, when added together, exceed 48.0% of the Index. In addition, NASDAQ may conduct a special rebalancing if it is determined necessary to maintain the integrity of the Index. If either one or both of these weight distribution requirements are not met upon quarterly review, a weight rebalancing will be performed in accordance with the following plan. First, relating to weight distribution requirement (1) above, if the current weight of the single largest Index security exceeds 24.0%, then the weights of all large stocks will be scaled down proportionately towards the average weight by enough for the adjusted weight of the single largest Index security to be set to 20.0%. Second, relating to weight distribution requirement (2) above, for those Index securities whose individual current weights or adjusted weights in accordance with the preceding step are in excess of 4.5%, if their "collective weight" exceeds 48.0%, then the weights of all large stocks will be scaled down proportionately towards the average weight by just enough for the "collective weight," so adjusted, to be set to 40.0%.


SEMI-ANNUAL RANKING REVIEW. The Index securities are evaluated semi-annually based on market data. Securities currently within the Index must meet the maintenance criteria of $100 million in market capitalization, and 50,000 shares average daily trading volume. Index securities not meeting the maintenance criteria are retained in the Index provided that such security met the maintenance criteria in the previous semi-annual ranking. Securities not meeting the maintenance criteria for two consecutive rankings are removed and Index-eligible securities not currently in the Index are added. Changes will occur after the close of trading on the third Friday in May and November. The data used in the ranking includes end of March and September NASDAQ market data and is updated for total shares outstanding submitted in a publicly filed SEC document via EDGAR through the end of April and October.

INDEX MAINTENANCE. NASDAQ monitors securities in the Index every day with respect to changes in total shares outstanding arising from secondary offerings, stock repurchases, conversions or other corporate actions. NASDAQ has adopted the following weight adjustment procedures with respect to such changes. Changes in total shares outstanding arising from stock splits, stock dividends, or spin-offs are generally made to the Index on the evening prior to the effective date of such corporate action. If the change in total shares outstanding arising from other corporate actions is greater than or equal to 5.0%, the change will be made as soon as practicable, normally within ten (10) days of such action. Otherwise, if the change in total shares outstanding is less than 5%, all such changes are accumulated and made effective at one time on a quarterly basis after the close of trading on the third Friday in each of March, June, September and December. In either case, the Index share weights for such Index securities are adjusted by the same percentage amount by which the total shares outstanding have changed in such Index securities. Ordinarily, whenever there is a change in Index share weights or a change in a component security included in the Index, NASDAQ adjusts the divisor to assure that there is no discontinuity in the value of the Index, which might otherwise be caused by any such change.

INDEX AVAILABILITY. The NASDAQ Biotechnology Index is calculated continuously and widely disseminated to major data vendors.

INDEX DESCRIPTION. The NASDAQ Biotechnology Index is modified market-value weighted, and is subject to rebalancing to ensure that the relative weightings of the index components meet requirements for a diversified portfolio. The market value, the last sale price multiplied by index share weights, is calculated throughout the trading day, and is related to the total value of the Index. On November 1, 1993, the Index began with a base of 200.00.


The NYSE Indexes Generally
COMPONENT SELECTION CRITERIA. The NYSE Indexes track the performance of specified NYSE-listed securities. The Indexes are maintained according to a rules-based methodology. The Indexes are capitalization-weighted, adjusted for free-float shares and calculated on a price and total return basis. The Indexes are weighted by float-adjusted market capitalization, rather than full market capitalization, in order to better reflect the actual number of shares available to investors. The Indexes are published every business day, and real-time updates are disseminated to financial data vendors whenever the NYSE is open.

ISSUE CHANGES. The weightings of securities (I.E., "components") in each Index are reviewed quarterly based on market-capitalization and free-float data (with the exception of the NYSE Composite, NYSE Energy, NYSE Financial and NYSE Health Care Indexes, each of which is rebalanced on an on going basis). All index-component companies must meet the substantive listing requirements of the NYSE; components that fail to meet such requirements are dropped from the Indexes. Quarterly reviews are implemented during March, June, September, and December. Changes in index composition and related weight may also be necessary on an ongoing basis to reflect extraordinary events such as delistings, bankruptcies, mergers or takeovers involving index components and changes of more than 10% in the number of outstanding shares of an Index.

INDEX MAINTENANCE. Index maintenance includes monitoring and implementing the adjustments for component additions and deletions, share changes, stock splits, stock dividends, corporate restructurings, spin-offs, or other corporate actions. Some corporate actions, such as stock splits and stock dividends, require simple changes in the common shares outstanding and the stock prices of the component companies in the Index. Other corporate actions, such as share issuances, change the aggregate free-float adjusted market capitalization of the Indexes and require additional adjustments. Corporate actions will be implemented after the close of trading on the day prior to the ex-date of such corporate actions. Whenever possible, changes to the Indexes' components will be announced at least two business days prior to their implementation date.

If trading in a security is suspended while the NYSE is open, the last traded price for that security on the NYSE is used for all subsequent index computations until trading resumes. If trading is suspended before the opening of the NYSE on a given day, the security's adjusted closing price from the previous day is used to calculate the Index. Until a particular security opens, its adjusted closing price from the previous day is used in the Index computation.


INDEX AVAILABILITY. The NYSE Indexes are calculated continuously and are available from major data vendors.

NYSE COMPOSITE INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 2,023
=========================================


INDEX OVERVIEW AND DESCRIPTION. The NYSE Composite Index is weighted using free-float market capitalization, and calculated on both price (I.E., real time) and total return (I.E., end of trading day) basis. The Index is fully transparent and rule-based. The Index is calculated and maintained by Dow Jones Indexes pursuant to a contractual agreement with the NYSE.

METHODOLOGY. Only common stocks, ADRs, REITs and tracking stocks listed on the NYSE are eligible for inclusion in the Index. Multiple classes of shares of the same issuer are eligible to be included in the Index. Preferred stocks, closed-end funds, exchange- traded funds, trust units, shares of beneficial interest, shares in limited partnerships, and derivative securities (such as warrants and rights) are not eligible for inclusion in the Index.

CALCULATION AND DISSEMINATION. The Index is calculated whenever the NYSE is open using the latest traded price on the NYSE for each security in the Index. Following the determination of the previous day's closing Index value, the Index values for the current day are updated and disseminated following the opening of NYSE trading on a real-time basis beginning when the first traded price of any of the Index components are received.

WEIGHTING. The Index is weighted by float-adjusted market capitalization, rather than full market capitalization, to reflect the actual number of shares available to investors. Shares held by governments, corporations, strategic partners of the issuer and control groups are excluded from an issuer's available float when determining Index weightings.

NYSE U.S. 100 INDEX

NUMBER OF COMPONENTS: 100
=========================

INDEX OVERVIEW AND DESCRIPTION. The NYSE U.S. 100 Index is weighted using free-float market capitalization and is calculated on both price (I.E., real-time) and total return (I.E., end of trading day) basis. The Index is fully transparent and rule-based. The Index is calculated and maintained by Dow Jones Indexes pursuant to a contractual agreement with NYSE.

METHODOLOGY. Only common stocks and other securities that have the characteristics of common equities of U.S. companies listed on the NYSE are eligible for inclusion in the Index. Fixed-dividend shares and securities such as convertible notes, warrants, rights, mutual funds, unit investment trusts, closed-end fund shares, shares in limited partnerships and tracking stocks are not eligible for inclusion in the Index. Companies that have less than 100,000 shares in average daily trading volume for the preceding three months are ineligible for inclusion in the Index. If a company has multiple share classes, only the class of shares that has the highest average daily trading volume during the preceding three months is included in the Index.

CALCULATION AND DISSEMINATION. The Index is calculated whenever the NYSE is open using the latest traded price on the NYSE for each security in the Index. Following the determination of the previous day's closing Index value, the Index values for the current day are updated and disseminated following the opening of NYSE trading on a real-time basis, beginning when the first traded price of any of the Index components are received.

WEIGHTING. The Index is weighted by float-adjusted market capitalization, rather than full market capitalization, to reflect the actual number of shares available to investors. Shares held by governments, corporations, strategic partners of the issuer and other control groups are excluded from a company's available float when determining Index weightings.

INDEX MAINTENANCE. The Index is rebalanced quarterly, with an "80-120" buffer applied to limit turnover. When the eligible universe is ranked by market capitalization, all stocks (components and new components) in the top 80 are automatically included in the Index while all stocks ranked below 120, including prior components, are automatically excluded. The remaining components are selected from stocks falling between 80 and 120, starting with the highest ranked prior components. If all prior components in this group have been added to the Index and spaces are still left, new components are added, starting with the largest capitalization stocks. Initial public offerings ("IPOs") and new listings are eligible for inclusion at the quarterly rebalancing following their sale or listing, provided that their market capitalization and trading volumes have met the threshold for inclusion for at least five trading days. However, if an IPO company or new listing would be in the top 25% of the Index's market capitalization, it may be included between reviews, provided that a minimum notification period of two business days is observed.

In addition to the scheduled quarterly rebalancing, the Index is rebalanced on an ongoing basis to accommodate extraordinary events, such as delistings, bankruptcies, mergers and acquisitions and changes of more than 10% in the number of outstanding shares of an Index component.


The Russell Indexes Generally
COMPONENT SELECTION CRITERIA. The securities in the Russell Indexes (sometimes referred to as the "components") are reconstituted annually after the close on the last Friday in June to reflect changes in the marketplace. The starting universe for the Russell 3000 Index, all U.S. exchange and NASDAQ listed companies, is ranked by decreasing total market capitalization. The Russell 2000(Reg. TM) Index and the Russell 1000 Index are subsets of the Russell 3000 Index. All U.S. incorporated companies listed on a U.S. exchange are considered for inclusion with the following rules and exceptions. Stocks must trade at or above $1.00 on May 31 to be eligible for inclusion. Although only one class of security is allowed into the Russell Indexes, all common classes are combined to determine total market capitalization and available float. Tracking stocks are considered individually for membership. Also excluded are preferred and convertible preferred stock, participating preferred stock, redeemable shares, warrants and rights, trust receipts, royalty trusts, limited liability companies, OTC bulletin boards and pink sheet stocks, mutual funds, limited partnerships, and foreign stocks. After component selection, stocks are weighted by their available market capitalization.

For all Russell Indexes, component companies are adjusted for available float-weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares available. Each Russell Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.

ISSUE CHANGES. Securities that leave the Russell Indexes between reconstitution dates are not replaced. Thus, the number of securities in the investments over the year will fluctuate according to corporate activity. When a stock is acquired, delisted, reincorporated outside of the U.S. or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the relevant


Indexes.


When acquisitions or mergers take place, the stock's capitalization moves to the acquiring stock, hence, mergers have no effect on Index total capitalization if the acquiring stock is part of the Index. The only additions between reconstitution dates are as a result of spin-offs and initial public offerings.


INDEX MAINTENANCE. Maintaining the Russell Indexes includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs and quarterly initial public offerings. In addition, significant float adjustments due to outstanding share capital changes actions are made month-end. The divisor is adjusted for all changes in company market value to leave the value of the investments unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the Russell Indexes.

INDEX AVAILABILITY. The Russell Indexes are calculated continuously and are available from major data vendors.


RUSSELL 3000 INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 2,914
=========================================

INDEX DESCRIPTION. The Russell 3000 Index measures the performance of the U.S. equity broad market. It serves as the underlying index for Russell 3000(Reg.
TM) Growth Index and Value series and the Russell 1000 Index and Russell 2000 Indexes, as well as each respective Growth and Value series. It is a float-adjusted capitalization-weighted index of the 3000 largest companies incorporated in the U.S. and its territories. The Russell 3000 Index represents approximately 98% of the market capitalization of listed U.S. equities and is a leading benchmark of the broad U.S. equity market.


RUSSELL 3000(Reg. TM) GROWTH INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 1,964
=========================================

INDEX DESCRIPTION. The Russell 3000(Reg. TM) Growth Index measures the growth sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index. It is a style factor weighted index consisting of those companies within the Russell 3000 that have higher price-to-book ratios and higher forecasted growth and represents approximately 50.3% of the total market capitalization of the Russell 3000 Index.


RUSSELL 3000(Reg. TM) VALUE INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 1,902
=========================================

INDEX DESCRIPTION. The Russell 3000(Reg. TM) Value Index measures the value sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index. It is a style factor weighted index consisting of those companies within the Russell 3000 Index that have lower price-to-book ratios and lower forecasted growth and represents approximately 49.7% of the total market capitalization of the Russell 3000 Index.


RUSSELL 2000(Reg. TM) INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 1,943
=========================================

INDEX DESCRIPTION. The Russell 2000(Reg. TM) Index measures the small-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying index for the Russell 2000 Growth and Value index series. It is a float-adjusted capitalization-weighted Index consisting of the 2000 smallest companies in the Russell 3000 Index. The Index represents approximately 9.4% of the market capitalization of listed U.S. equities and is a leading benchmark of the U.S. small cap equity market.


RUSSELL 2000(Reg. TM) GROWTH INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 1,288
=========================================

INDEX DESCRIPTION. The Russell 2000(Reg. TM) Growth Index measures the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000(Reg. TM) Index. It is a style factor weighted index consisting of those companies within the Russell 2000(Reg. TM)

Index that have higher price-to-book ratios and higher forecasted growth and represents approximately 48.2% of the total market capitalization of the Russell 2000(Reg. TM) Index.


RUSSELL 2000(Reg. TM) VALUE INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 1,303
=========================================

INDEX DESCRIPTION. The Russell 2000(Reg. TM) Value Index measures the small-capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000(Reg. TM) Index. It is a style factor weighted index consisting of those companies within the Russell 2000(Reg. TM) Index that have lower price-to-book ratios and lower forecasted growth and represents approximately 51.8% of the total market capitalization of the Russell 2000(Reg. TM) Index.

RUSSELL 1000 INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 971
=======================================


INDEX DESCRIPTION. The Russell 1000 Index measures the performance of the large-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying index for the Russell 1000(Reg.
TM) Growth Index and Value Indexes, and the Russell Top 200 and MidCap series. It is a float-adjusted capitalization-weighted index consisting of the 1000 largest companies in the Russell 1000 Index. The Index represents approximately 88.7% of the market capitalization of listed U.S. equities and is a leading benchmark of the large cap U.S. market.

RUSSELL 1000(Reg. TM) GROWTH INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 676
=======================================

INDEX DESCRIPTION. The Russell 1000(Reg. TM) Growth Index measures the large-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a style factoe weighted index consisting of those companies within the Russell 1000 Index that have higher price-to-book ratios and higher forecasted growth and represents approximately 50.5% of the total market capitalization of the Russell 1000 Index.


RUSSELL 1000(Reg. TM) VALUE INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 599
=======================================

INDEX DESCRIPTION. The Russell 1000(Reg. TM) Value Index measures the large-capitalization value sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a style factor weighted index consisting of those companies within the Russell 1000 Index that have lower price-to-book ratios and lower forecasted growth and represents approximately 49.5% of the total market capitalization of the Russell 1000 Index.

RUSSELL MICROCAP(Reg. TM) INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 1,932
=========================================


INDEX DESCRIPTION. The Russell Microcap(Reg. TM) Index measures the microcap sector of the U.S. equity market. The Russell Microcap(Reg. TM) Index consists of approximately the 1,000 smallest companies in the Russell 3000 Index plus the next smallest 1,000 companies in the equity universe as determined by Russell. The Index is a float-adjusted capitalization-weighted index and includes companies ranging in total market capitalization from approximately $50 million to $600 million, though these amounts may change from time to time. The Index included companies representing approximately 3.2% of the total market capitalization of listed U.S. equity securities.

RUSSELL MIDCAP(Reg. TM) INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 770
=======================================

INDEX DESCRIPTION. The Russell Midcap(Reg. TM) Index is a float-adjusted capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. equity market. The Russell Midcap(Reg.
TM) Index consists of the 800 smallest companies in the Russell 1000 Index reflecting companies which range in size between approximately $2 billion and $25 billion, though these amounts may change from time to time. The Russell Midcap(Reg. TM) Index represents approximately 27% of the total market capitalization of listed U.S. equities.

RUSSELL MIDCAP(Reg. TM) GROWTH INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 533
=======================================

INDEX DESCRIPTION. The Russell Midcap(Reg. TM) Growth Index is a style factor weighted index that measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the Russell Midcap(Reg. TM) Index, representing approximately 53.8% of the total market capitalization of the Russell Midcap(Reg. TM) Index. The Index measures the performance of those Russell Midcap(Reg. TM) Index companies with higher price-to-book ratios and higher forecasted growth.


RUSSELL MIDCAP(Reg. TM) VALUE INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 472
=======================================

INDEX DESCRIPTION. The Russell Midcap(Reg. TM) Value Index is a style factor weighted index that measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Russell Midcap(Reg. TM) Index, representing approximately 46.2% of the total market capitalization of the Russell Midcap(Reg. TM) Index. The Index measures the performance of those Russell Midcap(Reg. TM) Index companies with lower price-to-book ratios and lower forecasted growth.

The S&P Indexes Generally
COMPONENT SELECTION CRITERIA FOR DOMESTIC INDEXES. The Standard & Poor's Index Committee is responsible for the overall management of the S&P Indexes. Companies (I.E., the "components") selected for the S&P U.S. Indexes represent a broad range of industry segments within the U.S. economy. The starting universe of publicly traded U.S. companies classified by the Global Industry Classification Standard (GICS(Reg. TM)) is screened to eliminate ADRs, mutual funds, limited partnerships, royalty trusts, certain holding companies, OTC bulletin board issues, pink sheet-listed issues, closed-end funds, ETFs and tracking stocks. REITs, except for mortgage REITs, are eligible for inclusion in the Indexes. The stock of each constituent must trade on either the NYSE, the AMEX or on the Nasdaq. Additionally, only one share class per constituent will be included in an Index. The share class is selected by S&P and is generally defined as the largest, most liquid share class. Companies with multiple share classes will have the classes combined for purposes of calculation of market capitalization. The following criteria are then analyzed to determine a company's eligibility for inclusion in the S&P Indexes: (i) ownership of a company's outstanding common stock, in order to screen out closely held companies; (ii) trading volume of a company's shares, in order to ensure ample liquidity and efficient share pricing; and (iii) the financial and operating condition of a company.

The S&P Indexes are capitalization weighted, based on the following formula: number of outstanding shares of a constituent (as determined by the float-adjusted market capitalization using S&P's methodology) multiplied by the constituent's share price. Companies with float-adjusted market capitalizations below certain thresholds are not eligible for the Indexes. In addition, the market capitalization of a company eligible for inclusion must be equal or greater than the Index's minimum market capitalization at the time it is being considered for Index inclusion. The market capitalizations of an Index's constituents are adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The market capitalizations of an Index's constituent are adjusted for all strategic holdings, including private, corporate, and government holdings.

ADDITIONAL COMPONENT SELECTION CRITERIA FOR S&P GSSI(TM)/GSTI(TM) SECTOR INDEXES. To be eligible for the S&P GSSI(TM) and S&P GSTI(TM) Sector Indexes, companies must be a member of either the S&P Total Market Index (TMI) or the S&P/TSX Composite. The S&P GSSI(TM) / GSTI(TM) Sector Indexes are modified market capitalization weighted. After S&P calculates the float-adjusted market capitalizations, weights are modified so that no single constituent exceeds limits predetermined by S&P. If the combined weight of all the constituents with an individual weight greater than 5% exceeds a certain amount determined by S&P, then S&P reduces the weightings of such stocks in accordance with its methodology. Each index constituent can be a member of one, and only one, S&P GSSI(TM) / GSTI(TM) Sector Index.

The S&P GSSI(TM) and S&P GSTI(TM) Sector Indexes are rebalanced semiannually on the third Friday of June and December. Except for major corporate actions such as mergers and spin-offs, stocks can only be added to or deleted from an Index at the time of the semi-annual rebalancing. In the case of GICS changes, where a company does not belong to a qualifying sector after the classification change, the company is removed from the relevant Index at the next rebalancing.

COMPONENT SELECTION CRITERIA FOR INTERNATIONAL INDEXES. Stocks are eligible for the S&P Global Indexes if they meet criteria for size, liquidity, profitability, and sector and market representation. Each of the S&P Global Indexes is balanced across country and sector weights in the region/market. The S&P Global Indexes begin with an eligible investable universe of stocks covering approximately 95% of each country's total market capitalization. In some cases, the S&P Global Indexes may include ADRs and

GDRs. Stocks with relatively small market capitalization or insufficient liquidity are excluded by S&P. To identify a candidate pool for index constituent selection, all stocks are carefully examined using a set of general criteria. The specific securities are then screened for industry sector classification; thus, the eligible securities are ranked according to GICS. Then, the Index components, now determined, are weighted on the basis of S&P's float-adjusted, market capitalization methodology. Generally, S&P observes a prospective constituent's liquidity over a period of at least 6 months before consideration for inclusion. However, there may be extraordinary situations when companies should be added immediately (E.G., certain privatizations). When a particular company dominates its home market, it may be excluded from an Index if analysis of the sectors reveals that its securities are not as liquid as those of similar companies in other countries. Once a year, the float adjustments will be reviewed and potentially changed based on such review. The values of an Index's constituents are adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings.

With respect to the non-U.S. components of the S&P Global Indexes, the eligible universe of index components that are considered for inclusion are from the following S&P Indexes: (1) the S&P/Toronto Stock Exchange ("TSX") 60 Index, which represents the liquid, large-cap stocks of the publicly listed companies in the Canadian equities market; (2) the S&P Tokyo Stock Price ("TOPIX") 150 Index which represents the liquid, large-cap stocks of the publicly listed companies in the Japanese equities market; (3) the S&P/ Australia Stock Exchange ("ASX") All-Australian 50 Index, which represents the liquid, large-cap stocks in the Australian equities market; (4) the S&P Asia 50 Index, which represents the liquid, large-cap stocks of four major equities markets in Asia (Hong Kong, South Korea, Taiwan and Singapore); (5) the S&P Latin America 40 Index, which represents the liquid, large-cap stocks from major sectors of the Mexico, Brazil, Argentina and Chile equity markets; and (6) the S&P Europe 350 Index, which represents the liquid, large-cap stocks of the publicly listed companies in the region, covering approximately 70% of the region's market capitalization.

ISSUE CHANGES. General oversight responsibility for the S&P Indexes, including overall policy guidelines and methodology, is handled by the S&P Global Index Committee. Maintenance of component investments, including additions and deletions to these investments, is the responsibility of separate regional index committees composed of S&P staff specialized in the various regional equity markets and, in some cases with the assistance of local stock exchanges. Public announcements of index changes as the result of committee decisions will generally be made two business days in advance of the anticipated effective date whenever possible, although for exceptional corporate events announcements may be made earlier.

INDEX MAINTENANCE. Maintaining the S&P Indexes includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. A company will be removed from the S&P Indexes as a result of mergers/acquisitions, bankruptcy, or restructuring. A company is removed from the relevant index as close as possible to the actual date on which the event occurred. A company can be removed from an index because it no longer meets current criteria for inclusion and/or is no longer representative of its industry group. All replacement companies are selected based on the above component section criteria.


When calculating index weights, individual constituents' shares held by governments, corporations, strategic partners, or other control groups are excluded from the company's shares outstanding. Shares owned by other companies are also excluded regardless of whether they are index constituents.

In countries with regulated environments, where a foreign investment limit exists at the sector or company level, the constituent's weight will reflect either the foreign investment limit or the percentage float, whichever is the more restrictive.


Each company's financial statements will be used to update the major shareholders' ownership. However, during the course of the year, S&P also monitors each company's Investable Weight Factor (IWF) which is S&P's term for the mathematical float factor used to calculate the float adjustment. If a change in IWF is caused by a major corporate action (I.E., privatization, merger, takeover, or share offering) and the change equal to or greater than 5%, a float adjustment will be implemented as soon as reasonably possible.

Changes in the number of shares outstanding driven by corporate events such as stock dividends, splits, and rights issues will be adjusted on the ex-date. Share changes of 5% or greater are implemented when they occur. Share changes of less than 5% are only updated on a quarterly basis on the Friday near the end of the calendar quarter. Generally, index changes due to rebalancing are announced two days before the effective date by way of a news release posted on WWW.SPGLOBAL.COM.

INDEX AVAILABILITY. The S&P Indexes are calculated continuously and are available from major data vendors.

S&P 100 INDEX

NUMBER OF COMPONENTS: 100
=========================


INDEX DESCRIPTION. The S&P 100 Index is a capitalization-weighted index representing stocks from a broad range of industries, chosen for market size, liquidity and industry group representation. The Index is a widely tracked index for blue-chip stocks. The S&P 100 serves as the basis for the S&P 100 options contract which trades on the CBOE.


S&P 500 INDEX

NUMBER OF COMPONENTS: 500
=========================


INDEX DESCRIPTION. The S&P 500 Index serves as the underlying index for the S&P 500/Citigroup Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation.

S&P 500/CITIGROUP GROWTH INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 311
=======================================

INDEX DESCRIPTION. The S&P 500/Citigroup Growth Index is a capitalization-weighted index representing stocks from a broad range of industries.

S&P 500/CITIGROUP VALUE INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 349
=======================================


INDEX DESCRIPTION. The S&P 500/Citigroup Value Index is a capitalization-weighted index representing stocks from a broad range of industries.

S&P MIDCAP 400 INDEX

NUMBER OF COMPONENTS: 400
=========================


INDEX DESCRIPTION. The S&P MidCap 400 Index serves as the underlying index for the S&P 400/Citigroup Growth and Value Index series.

S&P MIDCAP 400/CITIGROUP GROWTH INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 255
=======================================


INDEX DESCRIPTION. The S&P MidCap 400/Citigroup Growth Index is a capitalization-weighted index representing stocks from a broad range of industries.


S&P MIDCAP 400/CITIGROUP VALUE INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 280
=======================================

INDEX DESCRIPTION. The S&P MidCap 400/Citigroup Value Index is a capitalization-weighted index representing stocks from a broad range of industries.


S&P SMALLCAP 600 INDEX

NUMBER OF COMPONENTS: 600
=========================

INDEX DESCRIPTION. The S&P SmallCap 600 Index serves as the underlying index for the S&P 600/Citigroup Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation.


S&P SMALLCAP 600/CITIGROUP GROWTH INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 350
=======================================

INDEX DESCRIPTION. The S&P SmallCap 600/Citigroup Growth Index is a capitalization-weighted index representing stocks from a broad range of industries.

S&P SMALLCAP 600/CITIGROUP VALUE INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 455
=======================================

INDEX DESCRIPTION. The S&P SmallCap 600/Citigroup Value Index is a capitalization-weighted index representing stocks from a broad range of industries.


S&P COMPOSITE 1500 INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 1500
========================================

INDEX DESCRIPTION. The S&P Composite 1500 Index is comprised of the S&P 500, MidCap 400, and SmallCap 600 Indexes, which together represent approximately 90% of the total U.S. equity market. The securities in the Index are weighted based on the total float-adjusted market value of their outstanding shares. Securities with higher total market values have a larger representation in the Index. The S&P 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. As of May 31, 2007, the S&P 500 Index included 78% of the market capitalization of all publicly-traded U.S. equity securities. The S&P MidCap 400 Index measures the performance of the mid-capitalization sector of the U.S. equity market. The securities in the S&P MidCap 400 Index have a market capitalization of between $1.5 billion and $5.5 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The S&P SmallCap 600 Index measures the performance of publicly-traded securities in the small-capitalization sector of the U.S. equity market.

S&P GSSITM NATURAL RESOURCES INDEX*

NUMBER OF COMPONENTS: APPROXIMATELY 131 AS OF JUNE 15, 2007
===========================================================

INDEX DESCRIPTION. The S&P GSSITM Natural Resources Index is designed to measure the performance of U.S.-traded natural resource related stocks.
-------
*On May 9, 2007, the name of the iShares S&P GSSITM Natural Resources Index
   Fund was changed from the iShares Goldman Sachs Natural Resources Index Fund. Also on this date, the name of the Fund's corresponding index was changed from the Goldman Sachs Natural Resources Sector Index to the S&P GSSITM Natural Resources Index.

S&P GSTITM TECHNOLOGY INDEX*

NUMBER OF COMPONENTS: APPROXIMATELY 232 AS OF JUNE 15 2007
==========================================================

INDEX DESCRIPTION. The S&P GSTITM Technology Index is designed to measure the performance of U.S. traded technology related stocks.
-------
*On May 9, 2007, the name of the iShares S&P GSTITM Technology Index Fund was changed from the iShares Goldman Sachs Technology Index Fund. Also on this date, the name of the Fund's corresponding index was changed from the Goldman Sachs Technology Sector Index to the S&P GSTITM Technology Index.

S&P GSTITM MULTIMEDIA NETWORKING INDEX*

NUMBER OF COMPONENTS: APPROXIMATELY 29 AS OF JUNE 15, 2007
==========================================================

INDEX DESCRIPTION. The S&P GSTITM Multimedia Networking Index is designed to measure the performance of U.S.-traded multimedia networking stocks.

-------
*On May 9, 2007, the name of the iShares S&P GSTITM Networking Index Fund was changed from the iShares Goldman Sachs Networking Index Fund. Also on this date, the name of the Fund's corresponding index was changed from the Goldman Sachs Technology Industry Multimedia Networking Index to the S&P GSTITM Multimedia Networking Index.

S&P GSTITM SEMICONDUCTOR INDEX*

NUMBER OF COMPONENTS: APPROXIMATELY 50 AS OF JUNE 15, 2007
==========================================================

INDEX DESCRIPTION. The S&P GSTITM Semiconductor Index is designed to measure the performance of U.S.-traded semiconductor stocks.
-------
*On May 9, 2007, the name of the iShares S&P GSTITM Semiconductor Index Fund was changed from the iShares Goldman Sachs Semiconductor Index Fund. Also on this date, the name of the Fund's corresponding index was changed from the Goldman Sachs Technology Industry Semiconductor Index to the S&P GSTITM Semiconductor Index.

S&P GSTITM SOFTWARE INDEX*

NUMBER OF COMPONENTS: APPROXIMATELY 41 AS OF JUNE 15, 2007
==========================================================

INDEX DESCRIPTION. The S&P GSTITM Software Index is designed to measure the performance of U.S.-traded software-related stocks.
-------
*On May 9, 2007, the name of the iShares S&P GSTITM Software Index Fund was changed from the iShares Goldman Sachs Software Index Fund. Also on this date, the name of the Fund's corresponding index was changed from the Goldman Sachs Technology Industry Software Index to the S&P GSTITM Software Index.


S&P GLOBAL 100 INDEX

NUMBER OF COMPONENTS: 101
=========================


INDEX DESCRIPTION. The S&P Global 100 Index is designed to measure the performance of 100 large transnational companies that are of major importance in the global markets. A global company is defined as a corporation that has production facilities and/or other fixed assets in at least one foreign country, and makes its major management decisions in a global context. The degree to which sales are executed outside the home country is a factor in determining a company's global reach. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The composition of the Index is derived from the S&P Global 1200 Index and only includes transnational corporations under the above definition which had a minimum adjusted market capitalization of US$5 billion. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2007, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Finland, France, Germany, Italy, Japan, South Korea, Netherlands, Spain, Sweden, Switzerland, the United Kingdom and the United States.

S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 196
=======================================

INDEX DESCRIPTION. The S&P Global Consumer Discretionary Sector Index measures the performance of companies that Standard & Poor's deems to be part of the consumer discretionary sector of the economy and that Standard & Poor's believes are important to global markets. It is a subset of the Standard & Poor's Global 1200 Index. Component companies include manufacturing and service companies. As of the close of business on May 31, 2007, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Chil-, France, Germany, Hong Kong, Italy, Japan, Korea, Mexico, Netherlands, Singapore, Spain, Sweden, Switzerland, United Kingdom, and the United States.

S&P GLOBAL CONSUMER STAPLES SECTOR INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 95
======================================

INDEX DESCRIPTION. The S&P Global Consumer Staples Sector Index measures the performance of companies that Standard & Poor's deems to be part of the consumer staples sector of the economy and that Standard & Poor's believes are important to global markets. It is a subset of the Standard & Poor's Global 1200 Index. Component companies include manufacturers and distributors of food, producers of non-durable household goods, and food and drug retailing companies. As of the close of business on May 31, 2007, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Brazil, Canada, Chil-, France, Germany, Japan, Korea, Mexico, Netherlands, Spain, Sweden, Switzerland, United Kingdom, and the United States.


S&P GLOBAL ENERGY SECTOR INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 68
======================================

INDEX DESCRIPTION. The S&P Global Energy Sector Index is designed to measure the performance of companies that S&P deems to be part of the energy sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2007, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Austria, Brazil, Canada, France, Hong Kong, Italy, Japan Norway, Spain, the United Kingdom and the United States.

S&P GLOBAL FINANCIALS SECTOR INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 242
=======================================

INDEX DESCRIPTION. The S&P Global Financials Sector Index is designed to measure the performance of companies that S&P deems to be part of the financial sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2007, the Index was comprised of stocks of companies in the following countries: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, South Korea, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan, the United Kingdom and the United States.


S&P GLOBAL HEALTHCARE SECTOR INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 79
======================================

INDEX DESCRIPTION. The S&P Global Healthcare Sector Index is designed to measure the performance of companies that S&P deems to be part of the healthcare sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2007, the Index is comprised of stocks of companies in the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Ireland, Japan, Switzerland, the United Kingdom and the United States.

S&P GLOBAL INDUSTRIALS SECTOR INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 176
=======================================

INDEX DESCRIPTION. The S&P Global Industrials Sector Index measures the performance of companies that Standard & Poor's deems to be part of the industrials sector of the economy and that Standard & Poor's believes are important to global markets. It is a subset of the Standard & Poor's Global 1200 Index. Component companies include manufacturers and distributors of capital goods, providers of commercial services and supplies, and transportation service providers. As of the close of business on May 31, 2007, the Index was comprised of stocks of companies in the following countries:
Australia, Brazil, Canada, Chil-, Denmark, France, Germany, Hong Kong, Ireland, Italy, Japan, Korea, Mexico, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom, and the United States.


S&P GLOBAL INFORMATION TECHNOLOGY SECTOR INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 117
=======================================

INDEX DESCRIPTION. The S&P Global Information Technology Sector Index is designed to measure the performance of companies S&P deems to be part of the technology sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2007, the Index was comprised of stocks of companies in the following countries: Canada, Finland, France, Germany, Italy, Japan, South Korea, Netherlands, Sweden, Taiwan, the United Kingdom and the United States.

S&P GLOBAL MATERIALS SECTOR INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 117
=======================================

INDEX DESCRIPTION. The S&P Global Materials Sector Index measures the performance of companies that Standard & Poor's deems to be part of the materials sector of the economy and that Standard & Poor's believes are important to global markets. It is a subset of the Standard & Poor's Global 1200 Index. Component companies include Component companies include those companies engaged in a wide variety of commodity-related manufacturing. As of the close of business on May 31, 2007, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Brazil, Canada, Chil-, Finland, France, Germany, Ireland, Japan, Korea, Luxembourg, Mexico, Netherlands, Portugal, Spain, Sweden, Switzerland, Taiwan, United Kingdom, and the United States.

S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX


NUMBER OF COMPONENTS: APPROXIMATELY 43
======================================

INDEX DESCRIPTION. The S&P Global Telecommunications Sector Index is designed to measure the performance of companies that S&P deems to be part of the telecommunications sector of the economy and that S&P believes are important to global markets. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The Index is a subset of the S&P Global 1200 Index. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of the end of the business day on May 31, 2007, the Index was comprised of stocks of companies in the following countries: Australia, Belgium, Brazil, Canada, Chile, France, Germany, Greece, Hong Kong, Italy, Japan, South Korea, Mexico, Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, Taiwan, the United Kingdom and the United States.

S&P GLOBAL UTILITIES SECTOR INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 70
======================================

INDEX DESCRIPTION. The S&P Global Utilities Sector Index measures the performance of companies that Standard & Poor's deems to be part of the Utilities sector of the economy and that Standard & Poor's believes are important to global markets. It is a subset of the Standard & Poor's Global 1200 Index. Component companies include providers of electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power. As of the close of business on May 31, 2007, the Index was comprised of stocks of companies in the following countries: Australia, Brazil, Canada, Chile, Finland, France, Germany, Hong Kong, Italy, Japan, Portugal, Spain, United Kingdom, and the United States.


S&P EUROPE 350 INDEX

NUMBER OF COMPONENTS: 350
=========================


INDEX DESCRIPTION. The S&P Europe 350 Index is a capitalization-weighted index of 350 stocks providing geographic and economic diversity over S&P's ten European market sectors, each chosen for market size, liquidity and industry group representation. The market capitalization of index constituent companies is adjusted for all strategic holdings, including private, corporate, and government holdings. The Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events.


S&P LATIN AMERICA 40 INDEX

NUMBER OF COMPONENTS: 40
========================

INDEX DESCRIPTION. The S&P Latin America 40 Index is constructed with the addition of a float-adjustment factor. The size of its region mirrors its regional investable equity universe sector weights, based on adjusted market capitalization.

S&P/TOPIX 150 INDEX

NUMBER OF COMPONENTS: 150
=========================

INDEX DESCRIPTION. The S&P/TOPIX 150 Index is constructed with the addition of a float-adjustment factor.


S&P U.S. PREFERRED STOCK INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 49
======================================

INDEX DESCRIPTION. The S&P U.S. Preferred Stock Index measures the performance of a select group of preferred stocks listed on the NYSE, the AMEX and the NASDAQ. The Index may include preferred stocks that are issued in the U.S. by U.S-domiciled entities whose parent companies or guarantors may be non-U.S. entities. The preferred stocks included in the Index are selected by S&P using the methodology described below. In general terms, the Index includes preferred stocks with a market capitalization of over $100 million that meet minimum price, trading volume and other requirements determined by S&P. S&P excludes:
(i) preferred stocks that are structured products and brand-name products issued by financial institutions and are packaged securities linked to indexes, baskets of stocks or another company's stock; (ii) preferred stocks that are issued by special ventures such as highway, airport, or dam operators; and
(iii) preferred stocks that have a mandatory conversion or scheduled maturity within the next 12 months (I.E., before the next rebalancing). After excluding the securities listed above, S&P removes preferred stocks that: (i) trade at $1.00 or less per share at the time the Index is constituted or rebalanced;
(ii) have an outstanding market capitalization of less than $100 million; and
(iii) have a six-month average monthly trading volume of less than 250,000 shares. In addition, S&P removes preferred stocks for which S&P cannot determine an indicated dividend when: (i) there occurs significant and persistent arrears in payments; and (ii) uncertainty about survival of the stock's listing because of possible impending corporate actions such as a merger, acquisition or other corporate restructuring (including bankruptcy). The reference date for all of the preceding criteria is the last trading day in August of each year. S&P also limits the exposure to any single issuer to three issues of that company's preferred stock, unless the aggregate of all issues of such company is less than 5% of the total market capitalization of the Index. For purposes of this limitation, S&P defines a single issuer to include companies that are under common control or are guaranteed by the same entity which is also affiliated with such companies. The Index is calculated with a modified capitalization weighted scheme, with modifications being made to Underlying Index shares to prevent single stock concentration: specifically, no single Index component may have a weight of more than 10%.

The Index is reconstituted annually after the close of the NYSE on the third Friday of September.

It is possible that the preferred stocks constituting the Index may change prior to the next rebalancing date, due to conversion or redemption of the preferred stock or for other reasons. In such an event, S&P will generally remove the stock on the first date of the redemption or conversion period and adjust the Index's value accordingly. S&P will make an announcement one to five business days before a preferred stock is removed from the Index.


Investment Limitations

The Board has adopted as fundamental investment policies the investment objective of the iShares S&P GSSITM Natural Resources Index Fund, iShares Russell 1000 Index Fund, iShares Russell Midcap Index Fund, iShares Russell Midcap Growth Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Growth Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P GSTITM Networking Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares Dow Jones U.S. Total Market Index Fund and iShares S&P 500 Value Index Fund. The investment objective of each of these Funds cannot be changed without the approval of the holders of a majority of such Fund's outstanding voting securities. However, the Board has adopted as non-fundamental policies the investment objective of all other Funds discussed in this SAI. Therefore, each of these Funds may change its investment objective and its Underlying Index without a shareholder vote. The Board has adopted as fundamental policies each Fund's investment restrictions numbered one through six below. The restrictions for each Fund cannot be changed without the approval of the holders of a majority of that Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

ALL FUNDS (OTHER THAN THE ISHARES DOW JONES EPAC SELECT DIVIDEND INDEX FUND, ISHARES DOW JONES SELECT DIVIDEND INDEX FUND, ISHARES DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND, ISHARES DOW JONES U.S. BROKER-DEALERS INDEX FUND, ISHARES DOW JONES U.S. HEALTH CARE PROVIDERS INDEX FUND, ISHARES DOW JONES U.S. HOME CONSTRUCTION INDEX FUND, ISHARES DOW JONES U.S. INSURANCE INDEX FUND, ISHARES DOW JONES U.S. MEDICAL DEVICES INDEX FUND, ISHARES DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND, ISHARES DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND, ISHARES DOW JONES U.S. PHARMACEUTICALS INDEX FUND, ISHARES DOW JONES U.S. REGIONAL BANKS INDEX FUND, ISHARES DOW JONES U.S. TOTAL MARKET INDEX FUND, ISHARES FTSE/XINHUA CHINA 25 INDEX FUND, ISHARES GOLDMAN SACHS NETWORKING INDEX FUND, ISHARES KLD 400 SOCIAL INDEX FUND, ISHARES NYSE 100 INDEX FUND, ISHARES S&P 500 INDEX FUND, ISHARES S&P GLOBAL CONSUMER DISCRETIONARY INDEX FUND, ISHARES S&P GLOBAL CONSUMER STAPLES INDEX FUND, ISHARES S&P GLOBAL ENERGY SECTOR INDEX FUND, ISHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND, ISHARES S&P GLOBAL INDUSTRIALS INDEX FUND, ISHARES S&P GLOBAL MATERIALS INDEX FUND, ISHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND, ISHARES S&P GLOBAL UTILITIES INDEX FUND, ISHARES S&P LATIN AMERICA 40 INDEX FUND, ISHARES S&P U.S. PREFERRED STOCK INDEX FUND) WILL NOT:

1. Concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3. Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4. Make loans, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.

THE ISHARES DOW JONES SELECT DIVIDEND INDEX FUND, ISHARES DOW JONES U.S. TOTAL MARKET INDEX FUND, ISHARES FTSE/
XINHUA CHINA 25 INDEX FUND, ISHARES GOLDMAN SACHS NETWORKING INDEX FUND, ISHARES NYSE 100 INDEX FUND, ISHARES S&P 500 INDEX FUND, ISHARES S&P GLOBAL ENERGY SECTOR INDEX FUND, ISHARES S&P GLOBAL HEALTHCARE SECTOR INDEX FUND, ISHARES S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND, ISHARES S&P LATIN AMERICA 40 INDEX FUND WILL NOT:

1. Concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.


2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.


4. Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act in disposing of portfolio securities.

THE ISHARES DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND, ISHARES DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND, ISHARES DOW JONES U.S. PHARMACEUTICALS INDEX FUND, ISHARES DOW JONES U.S. HEALTH CARE PROVIDERS INDEX FUND, ISHARES DOW JONES U.S. MEDICAL DEVICES INDEX FUND, ISHARES DOW JONES U.S. BROKER-DEALERS INDEX FUND, ISHARES DOW JONES U.S. INSURANCE INDEX FUND, ISHARES DOW JONES U.S. REGIONAL BANKS INDEX FUND, ISHARES DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND, ISHARES DOW JONES U.S. HOME CONSTRUCTION INDEX FUND, ISHARES S&P GLOBAL CONSUMER DISCRETIONARY INDEX FUND, ISHARES S&P GLOBAL CONSUMER STAPLES INDEX FUND, ISHARES S&P GLOBAL INDUSTRIALS INDEX FUND, ISHARES S&P GLOBAL UTILITIES INDEX FUND AND ISHARES S&P GLOBAL MATERIALS INDEX FUND WILL NOT:

1. Concentrate its investments (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government

  (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3. Issue any senior security, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time (the "1940 Act").

4.   Make loans, except as permitted under the 1940 Act.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act in disposing of portfolio securities.

THE ISHARES DOW JONES EPAC SELECT DIVIDEND INDEX FUND, ISHARES KLD 400 SOCIAL INDEX FUND AND ISHARES S&P U.S. PREFERRED STOCK INDEX FUND WILL NOT:

1. Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.


2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3. Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4. Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.


5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent each Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with each Fund's investment objective and policies).


6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act, in disposing of portfolio securities.


In addition to the investment restrictions adopted as fundamental policies, set forth above, each Fund, as a non-fundamental policy, will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund's net assets to be invested in illiquid securities.

For purposes of the percentage limitation on each Fund's investments in illiquid securities, foreign equity securities, though not registered under the Securities Act, are not deemed illiquid with respect to each Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be "readily marketable" if they are traded on an exchange or another organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in each Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

.. The frequency of trades and quotes for the security;

.. The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

.. Dealer undertakings to make a market in the security; and

.. The nature of the security and the nature of the marketplace in which it trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

Each Fund (other than the iShares Morningstar Index Funds) has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund's Underlying Index and in ADRs based on securities in the Underlying Index. Each Fund also has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Each of the iShares Morningstar Index Funds has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the Fund's Underlying Index. Each Morningstar Fund also has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is not longer met, a Morningstar Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.


For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management
TRUSTEES AND OFFICERS. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.


iShares, Inc., iShares Trust, Master Investment Portfolio ("MIP"), Barclays Global Investors Funds ("BGIF") and Barclays Foundry Investment Trust ("BFIT"), each an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and, as a result, oversees a total of 135 Funds within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF, MIP and BFIT and, as a result, oversees an additional 24 portfolios within the fund complex. The address of each Trustee and Officer, is c/o Barclays Global Investors, N.A. 45 Fremont Street, San Francisco, CA 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee.

                             TRUSTEES AND OFFICERS


                                                        PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIPS
 NAME (YEAR OF BIRTH)          POSITION                 DURING THE PAST 5 YEARS                      HELD BY TRUSTEE
---------------------- ----------------------- ---------------------------------------- ----------------------------------------
INTERESTED TRUSTEES
Lee T. Kranefuss/1/    Trustee and             Chief Executive Officer of the           Director (since 2003) of iShares, Inc.;
(1961)                 Chairman (since         Intermediary Investor and Exchange       Trustee (since 2001) of BGIF and
                       2003).                  Traded Products Business of BGI          MIP; Trustee (since 2007) of BFIT;
                                               (since 2003); Director of Barclays       Director (since 2003) of BGI Cayman
                                               Global Fund Advisors (since 2005);       Prime Money Market Fund, Ltd.
                                               Director, President and Chief
                                               Executive Officer of Barclays Global
                                               Investors International, Inc. (since
                                               2005); Director, Chairman and Chief
                                               Executive Officer of Barclays Global
                                               Investors Services (since 2005); Chief
                                               Executive Officer of the Individual
                                               Investor Business of BGI (1999-2003).
John E. Martinez/1/    Trustee (since 2003).   Co-Chief Executive Officer of Global     Director (since 2003) of iShares, Inc.;
(1962)                                         Index and Markets Group of BGI           Director (since 2005) of Real Estate
                                               (2001-2003); Chairman of Barclays        Equity Exchange.
                                               Global Investors Services (2000-2003).



-------
/1/Lee T. Kranefuss and John E. Martinez are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds' investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

INDEPENDENT TRUSTEES



                                                        PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIPS
 NAME (YEAR OF BIRTH)          POSITION                 DURING THE PAST 5 YEARS                      HELD BY TRUSTEE
---------------------- ----------------------- ---------------------------------------- -----------------------------------------
George G.C. Parker     Trustee (since 2000);   Dean Witter Distinguished Professor of   Director (since 2002) of iShares, Inc.;
(1939)                 Lead Independent        Finance, Emeritus (since 1994);          Director (since 1996) of Continental
                       Trustee (since 2006)    Formerly Senior Associate Dean for       Airlines, Inc.; Director (since 1995) of
                                               Academic Affairs, Director of MBA        Community First Financial Group;
                                               Program, Stanford University:            Director (since 1999) of Tejon Ranch
                                               Graduate School of Business (1993-       Company; Director (since 2003) of
                                               2001).                                   First Republic Bank; Director (since
                                                                                        2004) of Threshold Pharmaceuticals;
                                                                                        Director (since 2007) of NETGEAR,
                                                                                        Inc.
Cecilia H. Herbert     Trustee (since 2005).   Member of Finance Council,               Director (since 2005) of iShares, Inc.
(1949)                                         Archdiocese of San Francisco (1999-
                                               2006); Chair of Investment Committee,
                                               Archdiocese of San Francisco (1994-
                                               2005); Director (since 1998) and
                                               President (since 2007) of the Board of
                                               Directors, Catholic Charities CYO;
                                               Trustee (2004-2005) of Pacific Select
                                               Funds; Trustee (1992-2003) of the
                                               Montgomery Funds; Trustee (since
                                               2002) of the Thacher School.

                                                        PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
 NAME (YEAR OF BIRTH)          POSITION                 DURING THE PAST 5 YEARS                       HELD BY TRUSTEE
---------------------- ----------------------- ----------------------------------------- ----------------------------------------
Charles A. Hurty       Trustee (since 2005).   Retired; Partner, KPMG, LLP (1968-        Director (since 2005) of iShares, Inc.;
(1943)                                         2001).                                    Director (since 2002) of GMAM
                                                                                         Absolute Return Strategy Fund (1
                                                                                         portfolio); Director (since 2002) of
                                                                                         Citigroup Alternative Investments
                                                                                         Multi-Adviser Hedge Fund Portfolios
                                                                                         LLC (1 portfolio); Director (since
                                                                                         2005) of CSFB Alternative
                                                                                         Investments Fund (6 portfolios).
John E. Kerrigan       Trustee (since 2005).   Chief Investment Officer, Santa Clara     Director (since 2005) of iShares, Inc.;
(1955)                                         University (since 2002); Managing         Member (since 2004) of Advisory
                                               Director, Merrill Lynch (1994-2002).      Council for Commonfund Distressed
                                                                                         Debt Partners II.
Robert H. Silver       Trustee (since March    President and Co-Founder of The           Director (since March 2007) of
(1955)                 2007).                  Bravitas Group, Inc. (since 2006);        iShares, Inc.; Director and Member
                                               Member, Non-Investor Advisory Board       (since 2006) of the Audit and
                                               of Russia Partners II, LP (since 2006);   Compensation Committee of EPAM
                                               President and Chief Operating Officer     Systems, Inc.
                                               (2003-2005) and Director (1999-2005)
                                               of UBS Financial Services, Inc.;
                                               President and Chief Executive Officer
                                               of UBS Services USA, LLC (1999-
                                               2005); Managing Director, UBS
                                               America, Inc. (2000-2005); Director
                                               and Vice Chairman of the YMCA of
                                               Greater NYC (since 2001); Broadway
                                               Producer (since 2006).



OFFICERS



                                                             PRINCIPAL OCCUPATION(S)
 NAME (YEAR OF BIRTH)             POSITION                   DURING THE PAST 5 YEARS
----------------------     ---------------------     --------------------------------------
Michael A. Latham          President (since          Head of Americas iShares (since
(1965)                        2007)                  2007); Chief Operating Officer of the
                                                     Intermediary Investor and Exchange
                                                     Traded Products Business of BGI
                                                     (2003-2007); Director and Chief
                                                     Financial Officer of Barclays Global
                                                     Investors International, Inc. (since
                                                     2005); Director of Mutual Fund
                                                     Delivery in the U.S. Individual
                                                     Investor Business of BGI (2000-2003).
Geoffrey D. Flynn          Treasurer and Chief       Director, Mutual Fund Operations, BGI
(1956)                     Financial Officer         (since 2007); President, Van Kampen
                           (since 2007)              Investors Services (2003-2007);
                                                     Managing Director, Morgan Stanley
                                                     (2002-2007); President, Morgan
                                                     Stanley Trust, FSB (2002-2007).

                                                                PRINCIPAL OCCUPATION(S)
  NAME (YEAR OF BIRTH)              POSITION                    DURING THE PAST 5 YEARS
-----------------------     -----------------------     ---------------------------------------
Eilleen M. Clavere          Secretary (since            Head of Legal Administration-IIB,
(1952)                         2007)                    BGI (since 2006); Legal Counsel and
                                                        Vice President of Atlas Funds, Atlas
                                                        Advisers, Inc. and Atlas Securities,
                                                        Inc. (2005-2006); Counsel, Kirkpatrick
                                                        & Lockhart LLP (2001-2005).
Ira P. Shaprio (1963)       Vice President and          Associate General Counsel, BGI (since
                            Chief Legal Officer         2004); First Vice President, Merrill
                            (since 2007)                Lynch Investment Managers (1993-
                                                        2004).
Amy Schioldager             Executive Vice              Head of U.S. Indexing, BGI (since
(1962)                      President (since            2006); Head of Domestic Equity
                               2007)                    Portfolio Management, BGI (2001-
                                                        2006).
H. Michael Williams         Executive Vice              Head, Global Index and Markets
(1960)                      President (since            Group, BGI (since January 2006);
                               2007)                    Global Head of Securities Lending,
                                                        BGI (2002-2006).
Patrick O'Connor            Vice President (since       Head of iShares Portfolio
(1967)                         2007)                    Management, BGI (since 2006); Senior
                                                        Portfolio Manager, BGI (since 1999).
Lee Sterne (1965)           Vice President (since       Senior Portfolio Manager, BGI (since
                               2007)                    2004); Portfolio Manager, BGI (2001-
                                                        2004).
Matt Tucker (1972)          Vice President (since       Head of U.S. Fixed Income Investment
                               2007)                    Solutions, BGI (since 2005); Fixed
                                                        Income Investment Strategist, BGI
                                                        (2003-2005); Fixed Income Portfolio
                                                        Manager, BGI (1997-2003).



COMMITTEES OF THE BOARD OF TRUSTEES.

Each Independent Trustee serves on the Audit Committee and the Nominating and Governance Committee of the Board. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met four times during the calendar year ended December 31, 2006.

The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Lead Independent Trustee; (v) periodic review of the Board's retirement policy; and
(vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees and members or chairpersons of committees of the Board. The Nominating and Governance Committee is not required to consider nominees for the Board who are recommended by shareholders. However, individual shareholder nominees may be considered if the Nominating and Governance Committee deems it appropriate. Prior to September 13, 2006, the Nominating and Governance Committee was known as the Nominating Committee. The Nominating Committee met three times during the calendar year ended December 31, 2006.

The following table sets forth, as of December 31, 2006, the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust:



                                                                                                   AGGREGATE DOLLAR RANGE
                                                                                                 OF EQUITY SECURITIES IN ALL
                                                                                                   REGISTERED IINVESTMENT
                                                                                                    COMPANIES OVERSEEN BY
                                                                        DOLLAR RANGE OF EQUITY      TRUSTEE IN FAMILY OF
 NAME OF TRUSTEE/1/                         FUND                        SECURITIES IN THE FUND      INVESTMENT COMPANIES
-------------------- ------------------------------------------------- ------------------------ ----------------------------
Lee T. Kranefuss     iShares Lehman 1-3 Year Treasury Bond Fund        $50,001-$100,000         Over $100,000
                     iShares Russell 3000 Index Fund                   Over $100,000
                     iShares iBoxx $ Investment Grade Corporate Bond   $ 10,001-$50,000
                     Fund
                     iShares Dow Jones Select Dividend Index Fund      $ 10,000-$50,000
John E. Martinez     iShares MSCI EAFE Index Fund                      Over $100,000            Over $100,000
                     iShares Russell 1000 Index Fund                   Over $100,000
                     iShares Russell 1000 Value Index Fund             Over $100,000
                     iShares Russell 2000 Index Fund                   Over $100,000
                     iShares S&P 500 Index Fund                        Over $100,000
George G.C. Parker   iShares Dow Jones Select Dividend Index Fund      Over $100,000            Over $100,000
                     iShares FTSE/Xinhua China 25 Index Fund           Over $100,000
                     iShares iBoxx $ Investment Grade                  Over $100,000
                     Corporate Bond Fund
                     iShares Lehman 1-3 Year Treasury Bond Fund        $      1-$10,000
                     iShares MSCI EAFE Index Fund                      Over $100,000
                     iShares MSCI Emerging Markets Index Fund          Over $100,000
                     iShares MSCI Mexico Index Fund                    Over $100,000
                     iShares Russell 1000 Value Index Fund             Over $100,000
                     iShares Russell 2000 Index Fund                   $50,000-$100,000
                     iShares Russell 2000 Value Index Fund             Over $100,000
                     iShares S&P 100 Index Fund                        Over $100,000
                     iShares S&P 500 Index Fund                        Over $100,000
                     iShares S&P 500 Growth Index Fund                 $ 10,001-$50,000
                     iShares S&P 500 Value Index Fund                  Over $100,000
                     iShares S&P Midcap 400 Value Index Fund           Over $100,000
                     iShares S&P Global 100 Index Fund                 $ 10,001-$50,000
Cecilia H. Herbert   iShares MSCI Hong Kong Index Fund                 $ 10,001-$50,000         Over $100,000
                     iShares MSCI Japan Index Fund                     $ 10,001-$50,000
                     iShares Dow Jones Consumer Goods Sector Index     $ 10,001-$50,000
                     Fund
Charles A. Hurty     iShares S&P 500 Index Fund                        $ 10,001-$50,000         Over $100,000
                     iShares FTSE/Xinhua China 25 Index Fund           $ 10,001-$50,000
                     iShares Dow Jones Financial Sector Index Fund     $ 10,001-$50,000
                     iShares Dow Jones U.S. Energy Sector Index Fund   $ 10,001-$50,000

                                                                                                  AGGREGATE DOLLAR RANGE
                                                                                                OF EQUITY SECURITIES IN ALL
                                                                                                  REGISTERED IINVESTMENT
                                                                                                   COMPANIES OVERSEEN BY
                                                                       DOLLAR RANGE OF EQUITY      TRUSTEE IN FAMILY OF
 NAME OF TRUSTEE/1/                        FUND                        SECURITIES IN THE FUND      INVESTMENT COMPANIES
-------------------- ------------------------------------------------ ------------------------ ----------------------------
                     iShares Dow Jones U.S. Technology Sector Index   $10,001-$50,000
                     Fund
                     iShares MSCI EAFE Index Fund                     $10,001-$50,000
                     iShares MSCI Japan Index Fund                    $10,001-$50,000
John E. Kerrigan     iShares Russell 1000 Index Fund                  Over $100,000            Over $100,000
                     iShares MSCI Japan Index Fund                    Over $100,000
                     iShares MSCI Pacific ex-Japan Index Fund         Over $100,000



-------
/1/The dollar range of equity securities beneficially owned by Robert H.
   Silver is not reflected in the table because he was appointed to serve as Independent Trustee of the Trust effective March 9, 2007.

As of December 31, 2006, none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust ("Independent Trustees") or their immediate family members owned beneficially or of record any securities of BGFA (the Funds' investment adviser), SEI (the Funds' distributor) or any person controlling, controlled by or under control with BGFA or SEI.

REMUNERATION OF TRUSTEES. The Trust pays each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $75,000 for meetings of the Board attended by the Trustee; also the Trust pays Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board's Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board's Lead Independent Trustee. During the period January 1, 2006 through December 31, 2006, the Trust paid each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $60,000 for meetings of the Board attended by the Trustee; the Trust also paid Charles Hurty an annual fee of $12,500 for service as the chairperson of the Board's Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board's Lead Independent Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending Board and Committee meetings.

The table below sets forth the total compensation paid to each Interested Trustee for the calendar year ended December 31, 2006:



                                                         PENSION OR
                                   AGGREGATE             RETIREMENT                                         TOTAL
                                 COMPENSATION       BENEFITS ACCRUED AS       ESTIMATED ANNUAL          COMPENSATION
                                   FROM THE            PART OF TRUST            BENEFITS UPON          FROM THE FUNDS
 NAME OF INTERESTED TRUSTEE          TRUST              EXPENSES/1/             RETIREMENT/1/        AND FUND COMPLEX/2/
---------------------------     --------------     ---------------------     ------------------     --------------------
Lee T. Kranefuss/3/                 $     0            Not Applicable          Not Applicable             $      0
John E. Martinez                    $60,000            Not Applicable          Not Applicable             $120,000



-------
/1/ No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
/2/ Includes compensation for service on the Board of Directors of iShares,
   Inc.
/3/ Lee Kranefuss was not compensated by the Funds due to his employment with BGI during the time period reflected in the table.

The table below sets forth the total compensation paid to each Independent Trustee for the calendar year ended December 31, 2006:



                                   AGGREGATE              PENSION OR                                       TOTAL
                                 COMPENSATION   RETIREMENT BENEFITS ACCRUED AS   ESTIMATED ANNUAL      COMPENSATION
                                   FROM THE              PART OF TRUST             BENEFITS UPON      FROM THE FUNDS
 NAME OF INDEPENDENT TRUSTEE/1/      TRUST                EXPENSES/2/              RETIREMENT/2/    AND FUND COMPLEX/3/
------------------------------- -------------- -------------------------------- ------------------ --------------------
Richard K. Lyons/4/                 $50,869             Not Applicable            Not Applicable        $154,413/5/
George G.C. Parker                  $85,000             Not Applicable            Not Applicable        $   170,000
W. Allen Reed/6/                    $36,250             Not Applicable            Not Applicable        $    72,500
Cecilia H. Herbert                  $60,000             Not Applicable            Not Applicable        $   120,000
Charles A. Hurty                    $66,250             Not Applicable            Not Applicable        $   132,500
John E. Kerrigan                    $60,000             Not Applicable            Not Applicable        $   120,000



-------
/1/ Compensation is not shown for Robert H. Silver because he was appointed to serve as Independent Trustee of the Trust effective March 9, 2007. /2/ No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
/3/ Includes compensation for service on the Board of Directors of iShares,
   Inc.
/4/ Served as Trustee through November 6, 2006.
/5/ Includes compensation as Trustee for BGIF and MIP, investment companies with 24 funds also advised by BGFA and/or for which BGFA provides administration services.
/6/ Served as Trustee through June 30, 2006.

The Trustees and officers of the Trust collectively owned less than 1% of each of the Funds' outstanding shares as of May 31, 2007.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

Although the Trust does not have information concerning the beneficial ownership of shares held in the names of DTC participants, as of June 30, 2007, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:



               FUND                                   NAME
---------------------------------- ------------------------------------------  OF OWNERSHIP
iShares Cohen & Steers Realty      Bank of New York, The                           5.39%
  Majors Index Fund
                                   Merrill Lynch Safekeeping                       5.93%
                                   Ameritrade, Inc.                                6.97%
                                   Pershing LLC                                    8.17%
                                   National Financial Services LLC                10.55%
                                   Charles Schwab & Co., Inc.                     13.84%
iShares Dow Jones EPAC Select      National Financial Services LLC                 5.38%
  Dividend Index Fund
                                   Charles Schwab & Co., Inc.                     14.37%
                                   Goldman Sachs Execution & Clearing, L.P.       61.67%
iShares Dow Jones Select Dividend  Citibank, N.A.                                  5.07%
  Index Fund
                                   Pershing LLC                                    6.12%
                                   Citigroup Global Markets Inc.                   6.34%
                                   Merrill Lynch Safekeeping                       7.75%
                                   National Financial Services LLC                10.68%
                                   Charles Schwab & Co., Inc.                     15.88%
iShares Dow Jones Transportation   Charles Schwab & Co., Inc.                      5.32%
  Average Index Fund

                                                                            PERCENTAGE
                FUND                                 NAME                  OF OWNERSHIP
----------------------------------- ------------------------------------- -------------
                                    First Clearing, LLC                        5.58%
                                    Merrill Lynch Safekeeping                  8.78%
                                    Citigroup Global Markets Inc.             13.49%
                                    Goldman, Sachs & Co.                      13.78%
iShares Dow Jones U.S. Aerospace &  Pershing LLC                               5.28%
  Defense Index Fund
                                    Charles Schwab & Co., Inc.                 6.97%
                                    National Financial Services LLC            7.62%
                                    Citigroup Global Markets Inc.             13.04%
                                    Merrill Lynch Safekeeping                 27.37%
iShares Dow Jones U.S. Basic        First Clearing, LLC                        7.20%
  Materials Sector Index Fund
                                    Pershing LLC                               7.49%
                                    Merrill Lynch Safekeeping                  9.84%
                                    National Financial Services LLC           10.73%
                                    Charles Schwab & Co., Inc.                10.86%
                                    Citigroup Global Markets Inc.             13.53%
iShares Dow Jones U.S.              Morgan Stanley DW Inc.                     6.77%
  Broker-Dealers Index Fund
                                    Pershing LLC                               6.87%
                                    Barclays Global Investors, N.A.            7.22%
                                    RBC Dain Rauscher Inc.                     8.07%
                                    National Financial Services LLC            8.48%
                                    Merrill Lynch Safekeeping                  8.98%
                                    Citigroup Global Markets Inc.             16.22%
iShares Dow Jones U.S. Consumer     State Street Bank and Trust Company        5.00%
  Goods Sector Index Fund
                                    Morgan Stanley DW Inc.                     5.35%
                                    National Financial Services LLC            6.34%
                                    UBS Financial Services LLC                 7.43%
                                    Citigroup Global Markets Inc.              9.07%
                                    Charles Schwab & Co., Inc.                11.90%
                                    Merrill Lynch Safekeeping                 13.43%
iShares Dow Jones U.S. Consumer     Morgan Stanley DW Inc.                     5.68%
  Services Sector Index Fund
                                    Brown Brothers Harriman & Co.              6.68%
                                    Charles Schwab & Co., Inc.                 6.81%
                                    UBS Financial Services LLC                 6.85%
                                    First Clearing, LLC                        7.43%
                                    Merrill Lynch Safekeeping                  8.34%
                                    Citigroup Global Markets Inc.             18.09%
iShares Dow Jones U.S. Energy       UBS Financial Services LLC                 5.68%
  Sector Index Fund
                                    Pershing LLC                               6.50%
                                    First Clearing, LLC                        6.74%
                                    National Financial Services LLC            9.40%
                                    Merrill Lynch Safekeeping                  9.98%
                                    Charles Schwab & Co., Inc.                10.29%

                                                                                 PERCENTAGE
               FUND                                    NAME                     OF OWNERSHIP
---------------------------------- ------------------------------------------- -------------
                                   Citigroup Global Markets Inc.                    11.06%
iShares Dow Jones U.S. Financial   UBS Financial Services LLC                        5.58%
  Sector Index Fund
                                   Morgan Stanley DW Inc.                            6.79%
                                   National Financial Services LLC                   7.04%
                                   First Clearing, LLC                               7.42%
                                   Charles Schwab & Co., Inc.                        7.86%
                                   Merrill Lynch Safekeeping                         8.24%
                                   Citigroup Global Markets Inc.                    15.80%
iShares Dow Jones U.S. Financial   Brown Brothers Harriman & Co.                     5.33%
  Services Index Fund
                                   Charles Schwab & Co., Inc.                        6.37%
                                   National Financial Services LLC                   6.49%
                                   Merrill Lynch Safekeeping                         7.51%
                                   First Clearing, LLC                               7.75%
                                   Citigroup Global Markets Inc.                    18.50%
iShares Dow Jones U.S. Healthcare  Pershing LLC                                      5.06%
  Providers Index Fund
                                   National Financial Services LLC                   6.50%
                                   Merrill Lynch Safekeeping                         6.82%
                                   First Clearing, LLC                               7.63%
                                   Charles Schwab & Co., Inc.                        9.11%
                                   Citigroup Global Markets Inc.                    15.40%
iShares Dow Jones U.S. Healthcare  Citigroup Global Markets Inc.                     5.28%
  Sector Index Fund
                                   Morgan Stanley DW Inc.                            5.61%
                                   National Financial Services LLC                   7.50%
                                   Merrill Lynch Safekeeping                         7.97%
                                   Charles Schwab & Co., Inc.                        9.06%
                                   A.G. Edwards & Sons, Inc.                        21.50%
iShares Dow Jones U.S. Home        Pershing LLC                                      5.82%
  Construction Index Fund
                                   Citigroup Global Markets Inc.                    11.79%
                                   Charles Schwab & Co., Inc.                       12.46%
                                   National Financial Services LLC                  17.17%
iShares Dow Jones U.S. Industrial  Morgan Stanley DW Inc.                            5.21%
  Sector Index Fund
                                   National Financial Services LLC                   7.50%
                                   UBS Financial Services LLC                        7.56%
                                   Charles Schwab & Co., Inc.                        8.23%
                                   Citigroup Global Markets Inc.                     9.94%
                                   Merrill Lynch Safekeeping                        17.34%
iShares Dow Jones U.S. Insurance   Goldman, Sachs & Co.                              8.20%
  Index Fund
                                   Merrill Lynch Safekeeping                         8.87%
                                   Janney Montgomery Scott Inc.                     10.94%
                                   Brown Brothers Harriman & Co.                    11.70%
                                   JPMorgan Chase Bank, National Association        11.70%

                                                                                           PERCENTAGE
                FUND                                        NAME                          OF OWNERSHIP
----------------------------------- ---------------------------------------------------- -------------
                                    First National Bank of Omaha                              17.00%
iShares Dow Jones U.S. Medical      Citibank, N.A.                                             5.87%
  Devices Index Fund
                                    National Financial Services LLC                            5.99%
                                    Merrill Lynch Safekeeping                                 12.81%
                                    Charles Schwab & Co., Inc.                                15.18%
                                    First Clearing, LLC                                       21.25%
iShares Dow Jones U.S. Oil & Gas    Merrill Lynch Safekeeping                                  7.16%
  Exploration & Production
Index Fund
                                    Brown Brothers Harriman & Co.                              7.79%
                                    Lehman Brothers, Inc.                                      8.02%
                                    Pershing LLC                                               8.44%
                                    JPMorgan Chase Bank, National Association                  8.78%
                                    Charles Schwab & Co., Inc.                                 8.93%
                                    National Financial Services LLC                           11.02%
iShares Dow Jones U.S. Oil          Morgan Stanley DW Inc.                                     5.84%
  Equipment & Services Index Fund
                                    Citigroup Global Markets Inc.                              6.48%
                                    Merrill Lynch Safekeeping                                  6.85%
                                    National Financial Services LLC                           12.21%
                                    Charles Schwab & Co., Inc.                                14.29%
iShares Dow Jones U.S.              Pershing LLC                                               5.98%
  Pharmaceuticals Index Fund
                                    Morgan Stanley DW Inc.                                     6.15%
                                    Citigroup Global Markets Inc.                              6.75%
                                    RBC Dain Rauscher Inc.                                     8.90%
                                    National Financial Services LLC                            9.19%
                                    Merrill Lynch Safekeeping                                 11.92%
                                    Charles Schwab & Co., Inc.                                21.55%
iShares Dow Jones U.S. Real Estate  Merrill Lynch Safekeeping                                  5.08%
  Index Fund
                                    National Financial Services LLC                            6.31%
                                    Charles Schwab & Co., Inc.                                 6.68%
                                    Barclays Global Investors, N.A.                           19.96%
iShares Dow Jones U.S. Regional     National Financial Services LLC                            5.54%
  Banks Index Fund
                                    Merrill Lynch, Pierce, Fenner & Smith Incorporated         7.13%
                                    Charles Schwab & Co., Inc.                                 7.16%
                                    Barclays Global Investors, N.A.                            7.69%
                                    Timber Hill LLC                                           16.38%
                                    Lazard Capital Markets LLC.                               19.57%
iShares Dow Jones U.S. Technology   UBS Financial Services LLC                                 5.39%
  Sector Index Fund
                                    Citigroup Global Markets Inc.                              6.40%
                                    National Financial Services LLC                            7.32%
                                    Morgan Stanley DW Inc.                                     8.83%
                                    Charles Schwab & Co., Inc.                                10.29%

                                                                                           PERCENTAGE
                FUND                                        NAME                          OF OWNERSHIP
----------------------------------- ---------------------------------------------------- -------------
                                    Merrill Lynch Safekeeping                                 14.21%
iShares Dow Jones U.S.              SEI Private Trust Company                                  6.59%
  Telecommunications Sector Index
Fund
                                    Charles Schwab & Co., Inc.                                 7.84%
                                    Brown Brothers Harriman & Co.                              8.65%
                                    Merrill Lynch Safekeeping                                 10.79%
                                    A.G. Edwards & Sons, Inc.                                 13.65%
iShares Dow Jones U.S. Total        American Enterprise Investment Services Inc.               5.69%
  Market Index Fund
                                    Ameritrade, Inc.                                           7.35%
                                    Merrill Lynch Safekeeping                                  8.11%
                                    Pershing LLC                                              11.44%
                                    Charles Schwab & Co., Inc.                                16.76%
                                    National Financial Services LLC                           17.37%
iShares Dow Jones U.S. Utilities    First Clearing, LLC                                        5.71%
  Sector Index Fund
                                    National Financial Services LLC                            8.53%
                                    Citigroup Global Markets Inc.                              9.08%
                                    Charles Schwab & Co., Inc.                                10.93%
                                    Merrill Lynch Safekeeping                                 11.07%
                                    A.G. Edwards & Sons, Inc.                                 12.22%
iShares FTSE NAREIT                 Fortis Clearing Americas LLC                              92.41%
  Industrial/Office Index Fund
iShares FTSE NAREIT Mortgage REITs  Timber Hill LLC                                           23.36%
  Index Fund
                                    Goldman Sachs Execution & Clearing, L.P.                  66.71%
iShares FTSE NAREIT Real Estate 50  Timber Hill LLC                                           18.80%
  Index Fund
                                    Credit Suisse Securities (USA) LLC                        35.94%
                                    Goldman, Sachs & Co.                                      44.36%
iShares FTSE NAREIT Residential     Timber Hill LLC                                           98.55%
  Index Fund
iShares FTSE NAREIT Retail Index    Timber Hill LLC                                            8.93%
  Fund
                                    Fortis Clearing Americas LLC                              91.01%
iShares FTSE/Xinhua China 25 Index  Pershing LLC                                               5.01%
  Fund
                                    Brown Brothers Harriman & Co.                              5.35%
                                    Merrill Lynch Safekeeping                                  6.02%
                                    National Financial Services LLC                           10.82%
                                    Charles Schwab & Co., Inc.                                12.73%
iShares KLD 400 Social Index Fund   Citigroup Global Markets Inc.                              5.32%
                                    Merrill Lynch Safekeeping                                  6.42%
                                    Timber Hill LLC                                            6.92%
                                    Charles Schwab & Co., Inc.                                12.35%
                                    Merrill Lynch, Pierce, Fenner & Smith Incorporated        12.51%

                                                                                     PERCENTAGE
                FUND                                     NAME                       OF OWNERSHIP
----------------------------------- ---------------------------------------------- -------------
                                    National Financial Services LLC                     21.93%
iShares KLD Select Social/SM/       Bank of America, National Association                6.02%
  Index Fund
                                    Timber Hill LLC                                      6.04%
                                    National Financial Services LLC                      6.48%
                                    Citigroup Global Markets Inc.                        6.60%
                                    Merrill Lynch Safekeeping                            7.89%
                                    Charles Schwab & Co., Inc.                          14.11%
iShares Morningstar Large Core      JPMorgan Chase Bank, National Association            5.66%
  Index Fund
                                    Charles Schwab & Co., Inc.                           6.68%
                                    Merrill Lynch Safekeeping                            7.21%
                                    First National Bank of Omaha                         7.81%
                                    American Enterprise Investment Services Inc.         9.97%
                                    Pershing LLC                                        11.03%
                                    National Financial Services LLC                     14.92%
iShares Morningstar Large Growth    First Clearing, LLC                                  5.05%
  Index Fund
                                    American Enterprise Investment Services Inc.         6.13%
                                    Citigroup Global Markets Inc.                        6.66%
                                    Merrill Lynch Safekeeping                            7.32%
                                    Pershing LLC                                         8.43%
                                    National Financial Services LLC                     12.35%
                                    Charles Schwab & Co., Inc.                          19.96%
iShares Morningstar Large Value     American Enterprise Investment Services Inc.         5.99%
  Index Fund
                                    Merrill Lynch Safekeeping                            7.69%
                                    Citigroup Global Markets Inc.                        7.72%
                                    Ameritrade, Inc.                                     8.32%
                                    Pershing LLC                                         9.59%
                                    Charles Schwab & Co., Inc.                          10.33%
                                    National Financial Services LLC                     14.36%
iShares Morningstar Mid Core Index  Ameritrade, Inc.                                     5.15%
  Fund
                                    First National Bank of Omaha                         5.54%
                                    JPMorgan Chase Bank, National Association            6.21%
                                    American Enterprise Investment Services Inc.         7.85%
                                    Pershing LLC                                         7.91%
                                    Merrill Lynch Safekeeping                            9.25%
                                    Charles Schwab & Co., Inc.                          11.41%
                                    National Financial Services LLC                     11.68%
iShares Morningstar Mid Growth      National Financial Services LLC                      8.31%
  Index Fund
                                    Charles Schwab & Co., Inc.                           8.65%
                                    First Clearing, LLC                                 44.31%
iShares Morningstar Mid Value       Merrill Lynch Safekeeping                            5.09%
  Index Fund
                                    Citigroup Global Markets Inc.                        5.21%

                                                                                     PERCENTAGE
                FUND                                     NAME                       OF OWNERSHIP
----------------------------------- ---------------------------------------------- -------------
                                    American Enterprise Investment Services Inc.        5.53%
                                    Pershing LLC                                        6.87%
                                    First Clearing, LLC                                 6.93%
                                    Ameritrade, Inc.                                    8.13%
                                    National Financial Services LLC                     9.38%
                                    Charles Schwab & Co., Inc.                          9.95%
                                    JPMorgan Chase Bank, National Association          14.58%
iShares Morningstar Small Core      Citigroup Global Markets Inc.                       7.45%
  Index Fund
                                    American Enterprise Investment Services Inc.        7.75%
                                    Merrill Lynch Safekeeping                           8.69%
                                    Pershing LLC                                       11.38%
                                    Charles Schwab & Co., Inc.                         11.89%
                                    National Financial Services LLC                    13.03%
iShares Morningstar Small Growth    Timber Hill LLC                                     6.11%
  Index Fund
                                    Citigroup Global Markets Inc.                       6.29%
                                    Ameritrade, Inc.                                    7.05%
                                    Pershing LLC                                        7.25%
                                    Linsco/Private Ledger Corp.                         7.27%
                                    American Enterprise Investment Services Inc.        8.59%
                                    National Financial Services LLC                    13.29%
                                    Charles Schwab & Co., Inc.                         19.71%
iShares Morningstar Small Value     American Enterprise Investment Services Inc.        5.32%
  Index Fund
                                    Ameritrade, Inc.                                    5.83%
                                    Pershing LLC                                        7.84%
                                    Merrill Lynch Safekeeping                           9.84%
                                    Charles Schwab & Co., Inc.                         10.34%
                                    National Financial Services LLC                    12.84%
iShares MSCI EAFE Growth Index Fund Pershing LLC                                        5.51%
                                    Morgan Stanley DW Inc.                              7.57%
                                    National Financial Services LLC                     8.37%
                                    Charles Schwab & Co., Inc.                          8.61%
                                    Merrill Lynch Safekeeping                           8.72%
                                    Brown Brothers Harriman & Co.                      11.82%
iShares MSCI EAFE Index Fund        Merrill Lynch Safekeeping                           5.41%
                                    Bank of New York, The                               5.51%
                                    National Financial Services LLC                     5.71%
                                    Northern Trust Company, The                         8.21%
                                    Charles Schwab & Co., Inc.                          9.53%
iShares MSCI EAFE Value Index Fund  Pershing LLC                                        6.81%
                                    Charles Schwab & Co., Inc.                         12.02%
                                    National Financial Services LLC                    14.80%

                                                                                  PERCENTAGE
                FUND                                    NAME                     OF OWNERSHIP
----------------------------------- ------------------------------------------- -------------
iShares Nasdaq Biotechnology Index  Brown Brothers Harriman & Co.                    5.77%
  Fund
                                    National Financial Services LLC                  6.90%
                                    Barclays Global Investors, N.A.                  7.24%
                                    Citigroup Global Markets Inc.                    8.63%
                                    Charles Schwab & Co., Inc.                       8.92%
iShares NYSE 100 Index Fund         First Clearing, LLC                             80.27%
iShares NYSE Composite Index Fund   First Clearing, LLC                              5.45%
                                    Pershing LLC                                     6.82%
                                    National Financial Services LLC                 11.76%
                                    Brown Brothers Harriman & Co.                   13.58%
                                    Charles Schwab & Co., Inc.                      22.79%
iShares Russell 1000 Growth Index   National Financial Services LLC                  6.60%
  Fund
                                    Merrill Lynch Safekeeping                        6.68%
                                    JPMorgan Chase Bank, National Association        7.89%
                                    Charles Schwab & Co., Inc.                       9.58%
                                    Citigroup Global Markets Inc.                    9.96%
iShares Russell 1000 Index Fund     National Financial Services LLC                 11.53%
                                    Charles Schwab & Co., Inc.                      27.18%
iShares Russell 1000 Value Index    Merrill Lynch Safekeeping                        6.82%
  Fund
                                    Citigroup Global Markets Inc.                    7.34%
                                    Pershing LLC                                     7.69%
                                    National Financial Services LLC                  8.43%
                                    Charles Schwab & Co., Inc.                      10.83%
iShares Russell 2000 Growth Index   Merrill Lynch Safekeeping                        5.28%
  Fund
                                    Northern Trust Company, The                      5.38%
                                    Citigroup Global Markets Inc.                    5.95%
                                    National Financial Services LLC                  7.28%
                                    Charles Schwab & Co., Inc.                       8.51%
iShares Russell 2000 Index Fund     Charles Schwab & Co., Inc.                       5.63%
                                    Barclays Global Investors, N.A.                 58.18%
iShares Russell 2000 Value Index    Pershing LLC                                     5.14%
  Fund
                                    Citigroup Global Markets Inc.                    5.36%
                                    Merrill Lynch Safekeeping                        6.14%
                                    National Financial Services LLC                 10.42%
                                    Charles Schwab & Co., Inc.                      13.80%
iShares Russell 3000 Growth Index   Citigroup Global Markets Inc.                    5.57%
  Fund
                                    Merrill Lynch Safekeeping                        6.33%
                                    Northern Trust Company, The                      7.31%
                                    Pershing LLC                                     8.72%

                                                                                          PERCENTAGE
                FUND                                        NAME                         OF OWNERSHIP
----------------------------------- --------------------------------------------------- -------------
                                    Morgan Stanley & Co. Incorporated                        8.74%
                                    National Financial Services LLC                          9.75%
                                    Charles Schwab & Co., Inc.                              17.07%
iShares Russell 3000 Index Fund     State Street Bank and Trust Company                      5.06%
                                    Citigroup Global Markets Inc.                            5.58%
                                    Mellon Trust of New England, National Association        6.59%
                                    National Financial Services LLC                         11.83%
                                    Northern Trust Company, The                             13.14%
                                    Charles Schwab & Co., Inc.                              14.60%
iShares Russell 3000 Value Index    Merrill Lynch Safekeeping                                6.04%
  Fund
                                    Bank of New York, The                                    6.37%
                                    Pershing LLC                                            10.14%
                                    National Financial Services LLC                         12.66%
                                    Charles Schwab & Co., Inc.                              14.56%
iShares Russell Microcap Index Fund Wells Fargo Bank, National Association                   5.51%
                                    Ameritrade, Inc.                                         5.60%
                                    Pershing LLC                                             7.53%
                                    National Financial Services LLC                         15.00%
                                    Charles Schwab & Co., Inc.                              18.13%
iShares Russell Midcap Growth       Charles Schwab & Co., Inc.                               5.78%
  Index Fund
                                    Citigroup Global Markets Inc.                            5.91%
                                    National Financial Services LLC                          7.72%
                                    JPMorgan Chase Bank, National Association               16.06%
iShares Russell Midcap Index Fund   Pershing LLC                                             6.20%
                                    JPMorgan Chase Bank, National Association                6.57%
                                    National Financial Services LLC                          7.98%
                                    Charles Schwab & Co., Inc.                              10.85%
iShares Russell Midcap Value Index  Citigroup Global Markets Inc.                            5.10%
  Fund
                                    Pershing LLC                                             5.22%
                                    National Financial Services LLC                         11.47%
                                    Charles Schwab & Co., Inc.                              11.84%
iShares S&P 100 Index Fund          Citigroup Global Markets Inc.                            5.19%
                                    Mellon Trust of New England, National Association        5.92%
                                    Bank of New York, The                                    6.02%
                                    Morgan Stanley & Co. Incorporated                        6.15%
                                    Pershing LLC                                             9.44%
                                    Brown Brothers Harriman & Co.                           10.26%
                                    Charles Schwab & Co., Inc.                              11.57%
iShares S&P 1500 Index Fund         Baird (Robert W.)& Co. Incorporated                      6.09%
                                    Goldman, Sachs & Co.                                     6.43%

                                                                                          PERCENTAGE
                FUND                                        NAME                         OF OWNERSHIP
----------------------------------- --------------------------------------------------- -------------
                                    Fifth Third Bank, The                                    7.47%
                                    Bank of America, National Association                    8.08%
                                    National Financial Services LLC                         10.77%
                                    Charles Schwab & Co., Inc.                              15.75%
iShares S&P 500 Growth Index Fund   Pershing LLC                                             6.19%
                                    National Financial Services LLC                          8.16%
                                    Merrill Lynch Safekeeping                                8.66%
                                    Morgan Stanley DW Inc.                                   9.20%
                                    Charles Schwab & Co., Inc.                              13.67%
iShares S&P 500 Index Fund          Deutsche Bank Securities Inc./Cedear                     5.19%
                                    A.G. Edwards & Sons, Inc.                                5.19%
                                    National Financial Services LLC                          5.53%
                                    Morgan Stanley & Co. Incorporated                        9.90%
                                    Charles Schwab & Co., Inc.                              14.45%
iShares S&P 500 Value Index Fund    Pershing LLC                                             6.94%
                                    Merrill Lynch Safekeeping                                8.23%
                                    Morgan Stanley DW Inc.                                   8.48%
                                    National Financial Services LLC                         11.22%
                                    Charles Schwab & Co., Inc.                              15.42%
iShares S&P Europe 350 Index Fund   CDS Clearing and Depository Services Inc.                5.06%
                                    Brown Brothers Harriman & Co.                            6.84%
                                    National Financial Services LLC                          7.86%
                                    Charles Schwab & Co., Inc.                              10.17%
iShares S&P Global 100 Index Fund   Barclays Global Investors, N.A.                          5.08%
                                    Pershing LLC                                             5.91%
                                    Merrill Lynch Safekeeping                                5.96%
                                    National Financial Services LLC                          6.33%
                                    Charles Schwab & Co., Inc.                               9.40%
                                    Mellon Trust of New England, National Association       19.50%
iShares S&P Global Consumer         Citigroup Global Markets Inc.                            8.90%
  Discretionary Sector Index Fund
                                    Goldman, Sachs & Co.                                     9.05%
                                    Goldman Sachs Execution & Clearing, L.P.                62.94%
iShares S&P Global Consumer         Mellon Trust of New England, National Association        5.16%
  Staples Sector Index Fund
                                    Goldman, Sachs & Co.                                     5.50%
                                    Pershing LLC                                             5.66%
                                    UBS Financial Services LLC                               6.82%
                                    Citigroup Global Markets Inc.                            7.63%
                                    Charles Schwab & Co., Inc.                               9.66%
                                    National Financial Services LLC                         15.51%
                                    Merrill Lynch Safekeeping                               15.85%

                                                                                PERCENTAGE
               FUND                                   NAME                     OF OWNERSHIP
---------------------------------- ------------------------------------------ -------------
iShares S&P Global Energy Sector   Pershing LLC                                    6.27%
  Index Fund
                                   Merrill Lynch Safekeeping                       8.34%
                                   Charles Schwab & Co., Inc.                     10.82%
                                   National Financial Services LLC                18.66%
iShares S&P Global Financials      Pershing LLC                                    5.59%
  Sector Index Fund
                                   Citigroup Global Markets Inc.                   6.04%
                                   Ameritrade, Inc.                                6.05%
                                   Goldman Sachs Execution & Clearing, L.P.        8.50%
                                   National Financial Services LLC                 9.16%
                                   Charles Schwab & Co., Inc.                     12.37%
iShares S&P Global Healthcare      Brown Brothers Harriman & Co.                   5.13%
  Sector Index Fund
                                   Pershing LLC                                    5.63%
                                   Morgan Stanley & Co. Incorporated               6.03%
                                   Citigroup Global Markets Inc.                   6.48%
                                   National Financial Services LLC                 6.86%
                                   Charles Schwab & Co., Inc.                     10.57%
                                   Merrill Lynch Safekeeping                      10.66%
iShares S&P Global Industrials     UBS Financial Services LLC                      5.03%
  Sector Index Fund
                                   Merrill Lynch Safekeeping                       5.67%
                                   Citigroup Global Markets Inc.                   7.35%
                                   Goldman, Sachs & Co.                            7.62%
                                   National Financial Services LLC                12.01%
                                   Brown Brothers Harriman & Co.                  17.61%
                                   Charles Schwab & Co., Inc.                     19.08%
iShares S&P Global Materials       Goldman Sachs Execution & Clearing, L.P.        5.75%
  Sector Index Fund
                                   Charles Schwab & Co., Inc.                     12.69%
                                   Brown Brothers Harriman & Co.                  18.10%
                                   National Financial Services LLC                19.40%
iShares S&P Global Technology      U.S. Bank N.A.                                  5.04%
  Sector Index Fund
                                   UBS Financial Services LLC                      5.19%
                                   Brown Brothers Harriman & Co.                   5.43%
                                   Morgan Stanley-International Limited            5.45%
                                   National Financial Services LLC                 5.57%
                                   Merrill Lynch Safekeeping                       6.55%
                                   Citigroup Global Markets Inc.                   7.05%
                                   Charles Schwab & Co., Inc.                     13.60%
iShares S&P Global                 Brown Brothers Harriman & Co.                   5.15%
Telecommunications Sector Inde  x
  Fund
                                   Comerica Bank                                   6.77%
                                   Citigroup Global Markets Inc.                   6.84%
                                   National Financial Services LLC                 8.16%
                                   Merrill Lynch Safekeeping                      11.61%
                                   Charles Schwab & Co., Inc.                     12.33%

                                                                        PERCENTAGE
                FUND                               NAME                OF OWNERSHIP
----------------------------------- --------------------------------- -------------
iShares S&P Global Utilities        Merrill Lynch Safekeeping              5.27%
  Sector Index Fund
                                    First Clearing, LLC                    6.07%
                                    Citigroup Global Markets Inc.          7.35%
                                    Pershing LLC                           9.08%
                                    Charles Schwab & Co., Inc.            13.87%
                                    National Financial Services LLC       20.76%
iShares S&P GSSITM Natural          Pershing LLC                           6.97%
  Resources Index Fund
                                    Ameritrade, Inc.                       7.85%
                                    National Financial Services LLC        9.06%
                                    Charles Schwab & Co., Inc.            15.93%
iShares S&P GSTITM Networking       Pershing LLC                           5.69%
  Index Fund
                                    National Financial Services LLC        6.97%
                                    Charles Schwab & Co., Inc.            10.13%
                                    Brown Brothers Harriman & Co.         14.12%
                                    Citigroup Global Markets Inc.         15.93%
iShares S&P GSTITM Semiconductor    First Clearing, LLC                    5.82%
  Index Fund
                                    Brown Brothers Harriman & Co.          9.79%
                                    Citigroup Global Markets Inc.         11.39%
                                    Barclays Global Investors, N.A.       13.04%
                                    Charles Schwab & Co., Inc.            13.74%
iShares S&P GSTITM Software Index   Merrill Lynch Safekeeping              5.53%
  Fund
                                    First Clearing, LLC                    5.88%
                                    Citibank, N.A.                         6.49%
                                    Brown Brothers Harriman & Co.          7.38%
                                    National Financial Services LLC        8.31%
                                    Citigroup Global Markets Inc.          9.10%
                                    Charles Schwab & Co., Inc.            11.43%
iShares S&P GSTITM Technology       Merrill Lynch Safekeeping              5.11%
  Index Fund
                                    National Financial Services LLC        8.16%
                                    Charles Schwab & Co., Inc.            10.18%
                                    Citigroup Global Markets Inc.         11.88%
iShares S&P Latin America 40 Index  Goldman, Sachs & Co.                   6.31%
  Fund
                                    Brown Brothers Harriman & Co.          7.86%
                                    Charles Schwab & Co., Inc.             9.16%
                                    National Financial Services LLC       10.73%
iShares S&P MidCap 400 Growth       First Clearing, LLC                    5.10%
  Index Fund
                                    Merrill Lynch Safekeeping              5.29%
                                    Morgan Stanley DW Inc.                 7.21%
                                    National Financial Services LLC        7.23%
                                    Charles Schwab & Co., Inc.             8.39%

                                                                                     PERCENTAGE
                FUND                                     NAME                       OF OWNERSHIP
----------------------------------- ---------------------------------------------- -------------
                                    State Street Bank and Trust Company                 8.98%
                                    A.G. Edwards & Sons, Inc.                          18.06%
iShares S&P MidCap 400 Index Fund   Barclays Global Investors, N.A.                     5.13%
                                    Pershing LLC                                        5.69%
                                    National Financial Services LLC                     9.33%
                                    Charles Schwab & Co., Inc.                         14.45%
iShares S&P MidCap 400 Value Index  Merrill Lynch Safekeeping                           5.21%
  Fund
                                    Pershing LLC                                        5.50%
                                    Morgan Stanley DW Inc.                              6.52%
                                    National Financial Services LLC                    10.22%
                                    Charles Schwab & Co., Inc.                         11.73%
                                    A.G. Edwards & Sons, Inc.                          12.87%
iShares S&P U.S. Preferred Stock    Baird (Robert W.)& Co. Incorporated                 5.06%
  Index Fund
                                    American Enterprise Investment Services Inc.        9.38%
                                    National Financial Services LLC                     9.53%
                                    Barclays Global Investors, N.A.                    12.50%
                                    Charles Schwab & Co., Inc.                         28.73%
iShares S&P SmallCap 600 Growth     Citigroup Global Markets Inc.                       5.77%
  Index Fund
                                    First Clearing, LLC                                 5.80%
                                    Pershing LLC                                        7.42%
                                    Morgan Stanley DW Inc.                              7.58%
                                    Merrill Lynch Safekeeping                           8.86%
                                    National Financial Services LLC                     9.26%
                                    Charles Schwab & Co., Inc.                         13.88%
iShares S&P SmallCap 600 Index Fund Merrill Lynch Safekeeping                           5.19%
                                    Citigroup Global Markets Inc.                       5.64%
                                    National Financial Services LLC                     9.17%
                                    Charles Schwab & Co., Inc.                         14.97%
iShares S&P SmallCap 600 Value      Ameritrade, Inc.                                    5.24%
  Index Fund
                                    First Clearing, LLC                                 5.28%
                                    Citigroup Global Markets Inc.                       5.33%
                                    Pershing LLC                                        5.92%
                                    Morgan Stanley DW Inc.                              6.82%
                                    Merrill Lynch Safekeeping                           8.25%
                                    National Financial Services LLC                    11.96%
                                    Charles Schwab & Co., Inc.                         15.57%
iShares S&P/TOPIX 150 Index Fund    Timber Hill LLC                                     5.24%
                                    Citibank, N.A.                                      5.84%
                                    National Financial Services LLC                     6.03%
                                    Charles Schwab & Co., Inc.                          6.06%
                                    Brown Brothers Harriman & Co.                      10.38%

                                    PERCENTAGE
 FUND             NAME             OF OWNERSHIP
----- --------------------------- -------------
      Merrill Lynch Safekeeping        20.43%



Investment Advisory, Administrative and Distribution Services
INVESTMENT ADVISER. BGFA serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Effective August 1, 2006, for its investment advisory services to the iShares MSCI EAFE Index Fund, BGFA will be paid management fees equal to 0.35% per year of the Fund's aggregate net assets less than or equal to $30.0 billion, plus 0.32% per year of the aggregate net assets greater than $30.0 billion and less than or equal to $60.0 billion, plus 0.28% per year of the aggregate net assets in excess of $60.0 billion.

Effective August 1, 2007, for its investment advisory services to the iShares Dow Jones Transportation Average Index Fund, iShares Dow Jones U.S. Aerospace & Defense Index Fund, iShares Dow Jones U.S. Basic Materials Sector Index Fund, iShares Dow Jones U.S. Broker-Dealers Index Fund, iShares Dow Jones U.S. Consumer Goods Sector Index Fund, iShares Dow Jones U.S. Consumer Services Sector Index Fund, iShares Dow Jones U.S. Energy Sector Index Fund, iShares Dow Jones U.S. Financial Sector Index Fund, iShares Dow Jones U.S. Financial Services Index Fund, iShares Dow Jones U.S. Healthcare Providers Index Fund, iShares Dow Jones U.S. Healthcare Sector Index Fund, iShares Dow Jones U.S. Home Construction Index Fund, iShares Dow Jones U.S. Industrial Sector Index Fund, iShares Dow Jones U.S. Insurance Index Fund, iShares Dow Jones U.S. Medical Devices Index Fund, iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund, iShares Dow Jones U.S. Oil Equipment & Services Index Fund, iShares Dow Jones U.S. Pharmaceuticals Index Fund, iShares Dow Jones U.S. Real Estate Index Fund, iShares Dow Jones U.S. Regional Banks Index Fund, iShares Dow Jones U.S. Technology Sector Index Fund, iShares Dow Jones U.S. Telecommunications Sector Index Fund and the iShares Dow Jones U.S. Utilities Sector Index Fund, BGFA is paid a management fee based on each Fund's allocable portion of the aggregate net assets of iShares Dow Jones Transportation Average Index Fund, iShares Dow Jones U.S. Aerospace & Defense Index Fund, iShares Dow Jones U.S. Basic Materials Sector Index Fund, iShares Dow Jones U.S. Broker-Dealers Index Fund, iShares Dow Jones U.S. Consumer Goods Sector Index Fund, iShares Dow Jones U.S. Consumer Services Sector Index Fund, iShares Dow Jones U.S. Energy Sector Index Fund, iShares Dow Jones U.S. Financial Sector Index Fund, iShares Dow Jones U.S. Financial Services Index Fund, iShares Dow Jones U.S. Healthcare Providers Index Fund, iShares Dow Jones U.S. Healthcare Sector Index Fund, iShares Dow Jones U.S. Home Construction Index Fund, iShares Dow Jones U.S. Industrial Sector Index Fund, iShares Dow Jones U.S. Insurance Index Fund, iShares Dow Jones U.S. Medical Devices Index Fund, iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund, iShares Dow Jones U.S. Oil Equipment & Services Index Fund, iShares Dow Jones U.S. Pharmaceuticals Index Fund, iShares Dow Jones U.S. Real Estate Index Fund, iShares Dow Jones U.S. Regional Banks Index Fund, iShares Dow Jones U.S. Technology Sector Index Fund, iShares Dow Jones U.S. Telecommunications Sector Index Fund and the iShares Dow Jones U.S. Utilities Sector Index Fund 0.48% per annum of the aggregate net assets of those Funds less than or equal to $10.0 billion; plus 0.43% per annum of the aggregate net assets of those Funds between $10.0 billion and $20.0 billion; plus 0.38% per annum of the aggregate net assets of those Funds in excess of $20.0 billion.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except expense interest and taxes, brokerage expenses and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA is paid a management fee at the annual rates (as a percentage of such Fund's average net assets) listed below. The following table sets forth the management fees paid by each Fund for the periods noted below:

                                                                         MANAGEMENT      MANAGEMENT    MANAGEMENT
                                                                          FEES PAID      FEES PAID     FEES PAID
                                                     FUND     FISCAL         FOR            FOR           FOR
                                     MANAGEMENT   INCEPTION    YEAR      FISCAL YEAR    FISCAL YEAR   FISCAL YEAR
FUND                                     FEE         DATE       END      ENDED 2007      ENDED 2006    ENDED 2005
----------------------------------- ------------ ----------- -------- ---------------- ------------- -------------
iShares Cohen & Steers Realty            0.35%    01/29/01    4/30     $    9,164,320   $ 5,991,329   $ 3,715,531
  Majors Index Fund
iShares Dow Jones EPAC Select
Dividend Index
 Fund                                    0.50%    06/11/07    4/30           N/A            N/A           N/A
iShares Dow Jones Select Dividend        0.40%    11/03/03    4/30         28,752,206    27,966,383    16,102,974
  Index Fund
iShares Dow Jones Transportation
Average Index
 Fund                                    0.48%    10/06/03    4/30          1,830,941     1,087,487       496,584
iShares Dow Jones U.S. Aerospace &
Defense Index
 Fund                                    0.48%     05/1/06    4/30            446,354       N/A           N/A
iShares Dow Jones U.S. Basic
Materials Sector Index
 Fund                                    0.48%    06/12/00    4/30          2,387,487     2,383,861     2,162,553
iShares Dow Jones U.S.                   0.48%     05/1/06    4/30            455,247       N/A           N/A
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer
Goods Sector
 Index Fund                              0.48%    06/12/00    4/30          1,636,466     2,561,674     2,101,520
iShares Dow Jones U.S. Consumer
Services Sector
 Index Fund                              0.48%    06/12/00    4/30          1,331,680     1,465,524     1,223,613
iShares Dow Jones U.S. Energy            0.48%    06/12/00    4/30          4,238,218     4,864,971     2,915,019
  Sector Index Fund
iShares Dow Jones U.S. Financial         0.48%    05/22/00    4/30          2,296,093     2,124,027     1,636,988
  Sector Index Fund
iShares Dow Jones U.S. Financial
Services Index
 Fund                                    0.48%    06/12/00    4/30          1,590,670     1,132,161       741,206
iShares Dow Jones U.S. Healthcare
Providers Index
 Fund                                    0.48%     05/1/06    4/30            401,029       N/A           N/A
iShares Dow Jones U.S. Healthcare
Sector Index
 Fund                                    0.48%    06/12/00    4/30          5,911,911     7,782,684     4,805,393
iShares Dow Jones U.S. Home
Construction Index
 Fund                                    0.48%     05/1/06    4/30            290,734       N/A           N/A
iShares Dow Jones U.S. Industrial        0.48%    06/12/00    4/30          1,429,838     1,456,507     1,344,384
  Sector Index Fund
iShares Dow Jones U.S. Insurance         0.48%     05/1/06    4/30            100,775       N/A           N/A
  Index Fund
iShares Dow Jones U.S. Medical           0.48%     05/1/06    4/30            259,833       N/A           N/A
  Devices Index Fund
iShares Dow Jones U.S. Oil
Equipment & Services
 Index Fund                              0.48%     05/1/06    4/30            309,440       N/A           N/A
iShares Dow Jones U.S. Oil & Gas
Exploration &
 Production Index Fund                   0.48%     05/1/06    4/30            210,569       N/A           N/A
iShares Dow Jones U.S.                   0.48%     05/1/06    4/30            248,756       N/A           N/A
  Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real Estate       0.48%    06/12/00    4/30          7,785,351     6,678,636     4,764,324
  Index Fund
iShares Dow Jones U.S. Regional          0.48%     05/1/06    4/30            125,305       N/A           N/A
  Banks Index Fund
iShares Dow Jones U.S. Technology
Sector Index
 Fund                                    0.48%    05/15/00    4/30          3,095,212     2,839,363     2,273,897
iShares Dow Jones U.S.
Telecommunications Sector
 Index Fund                              0.48%    05/22/00    4/30          3,990,212     2,958,708     1,858,698
iShares Dow Jones U.S. Total             0.20%    06/12/00    4/30          1,082,304       946,372       806,782
  Market Index Fund
iShares Dow Jones U.S. Utilities         0.48%    06/12/00    4/30          3,667,925     4,352,060     3,178,855
  Sector Index Fund
iShares FTSE NAREIT                      0.48%    05/02/07    4/30           N/A            N/A           N/A
  Industrial/Office Index Fund
iShares FTSE NAREIT Mortgage REITs       0.48%    05/02/07    4/30           N/A            N/A           N/A
  Index Fund
iShares FTSE NAREIT Real Estate 50       0.48%    05/02/07    4/30           N/A            N/A           N/A
  Index Fund
iShares FTSE NAREIT Residential          0.48%    05/02/07    4/30           N/A            N/A           N/A
  Index Fund
iShares FTSE NAREIT Retail Index         0.48%    05/02/07    4/30           N/A            N/A           N/A
  Fund
iShares FTSE/Xinhua China 25 Index       0.74%    10/05/04    7/31      29,486,043/1/    14,344,658     4,010,649
  Fund

                                                                          MANAGEMENT      MANAGEMENT   MANAGEMENT
                                                                          FEES PAID       FEES PAID     FEES PAID
                                                     FUND     FISCAL         FOR             FOR           FOR
                                     MANAGEMENT   INCEPTION    YEAR      FISCAL YEAR     FISCAL YEAR   FISCAL YEAR
FUND                                     FEE         DATE       END       ENDED 2007      ENDED 2006   ENDED 2005
----------------------------------- ------------ ----------- -------- ----------------- ------------- ------------
iShares S&P GSSITM Natural               0.48%    10/22/01    7/31       6,438,655/1/     5,896,751     2,358,153
  Resources Index Fund/2/
iShares S&P GSTITM Networking            0.48%    07/10/01    7/31         841,518/1/     1,241,090       755,164
  Index Fund/3/
iShares S&P GSTITM Semiconductor         0.48%    07/10/01    7/31       1,306,757/1/     2,096,358     1,387,611
  Index Fund4
iShares S&P GSTITM Software Index        0.48%    07/10/01    7/31         875,796/1/       870,951       716,661
  Fund5
iShares S&P GSTITM Technology            0.48%    03/13/01    7/31       1,306,029/1/     1,426,656       988,419
  Index Fund/6/
iShares KLD 400 Social Index Fund        0.50%    11/14/06    4/30             60,078        N/A           N/A
iShares KLD Select Social/SM/            0.50%    01/24/05    4/30            432,012       474,451        34,773
  Index Fund
iShares Morningstar Large Core           0.20%    06/28/04    4/30            239,422       158,253        57,122
  Index Fund
iShares Morningstar Large Growth         0.25%    06/28/04    4/30            579,056       296,961        63,800
  Index Fund
iShares Morningstar Large Value          0.25%    06/28/04    4/30            841,324       247,373        71,808
  Index Fund
iShares Morningstar Mid Core Index       0.25%    06/28/04    4/30            289,953       222,426        64,589
  Fund
iShares Morningstar Mid Growth           0.30%    06/28/04    4/30            578,622       294,315        57,063
  Index Fund
iShares Morningstar Mid Value            0.30%    06/28/04    4/30            389,094       213,646        49,215
  Index Fund
iShares Morningstar Small Core           0.25%    06/28/04    4/30            297,373       137,364        64,908
  Index Fund
iShares Morningstar Small Growth         0.30%    06/28/04    4/30            178,480       121,908        43,729
  Index Fund
iShares Morningstar Small Value          0.30%    06/28/04    4/30            303,659       169,885        50,132
  Index Fund
iShares MSCI EAFE Growth Index Fund      0.40%    08/01/05    7/31       1,463,464/1/       483,053        N/A
iShares MSCI EAFE Index Fund             0.35%    08/14/01    7/31     117,760,596/1/    84,003,858    46,995,227
iShares MSCI EAFE Value Index Fund       0.40%    08/01/05    7/31       2,778,919/1/       637,012        N/A
iShares Nasdaq Biotechnology Index       0.48%    02/05/01    3/31          7,783,648     7,769,619     6,122,499
  Fund
iShares NYSE 100 Index Fund              0.20%    03/29/04    7/31         647,019/1/       118,017        57,086
iShares NYSE Composite Index Fund        0.25%    03/30/04    7/31         230,519/1/        84,881        29,128
iShares Russell 1000 Growth Index        0.20%    05/22/00    3/31         13,130,121     8,840,582     4,850,893
  Fund
iShares Russell 1000 Index Fund          0.15%    05/15/00    3/31          4,288,636     3,495,318     2,675,116
iShares Russell 1000 Value Index         0.20%    05/22/00    3/31         15,539,653    10,905,088     7,432,460
  Fund
iShares Russell 2000 Growth Index        0.25%    07/24/00    3/31          6,861,855     5,719,225     4,473,542
  Fund
iShares Russell 2000 Index Fund          0.20%    05/22/00    3/31         19,597,396    14,996,305    11,911,328
iShares Russell 2000 Value Index         0.25%    07/24/00    3/31          9,532,263     7,268,551     5,722,265
  Fund
iShares Russell 3000 Growth Index        0.25%    07/24/00    3/31            622,540       453,625       293,501
  Fund
iShares Russell 3000 Index Fund          0.20%    05/22/00    3/31          4,966,917     3,985,670     3,229,699
iShares Russell 3000 Value Index         0.25%    07/24/00    3/31          1,427,991     1,061,219       685,284
  Fund
iShares Russell Microcap Index Fund      0.60%    08/12/05    3/31          1,411,724       377,476        N/A
iShares Russell Midcap Growth            0.25%    07/17/01    3/31          3,815,806     2,812,605     1,623,765
  Index Fund
iShares Russell Midcap Index Fund        0.20%    07/17/01    3/31          5,055,534     3,117,428     1,757,868
iShares Russell Midcap Value Index       0.25%    07/17/01    3/31          6,546,825     4,144,509     1,865,502
  Fund
iShares S&P 100 Index Fund               0.20%    10/23/00    3/31          4,703,033     1,503,867     1,158,279
iShares S&P 500 Growth Index Fund        0.18%    05/22/00    3/31          6,916,480     5,353,434     3,386,176
iShares S&P 500 Index Fund               0.09%    05/15/00    3/31         16,590,240    13,128,784     9,710,593
iShares S&P 500 Value Index Fund         0.18%    05/22/00    3/31          6,922,627     5,353,021     4,401,512
iShares S&P 1500 Index Fund              0.20%    01/20/04    3/31            336,025       241,389       120,521
iShares S&P Europe 350 Index Fund        0.60%    07/25/00    3/31         12,280,423     7,555,788     5,481,763
iShares S&P Global 100 Index Fund        0.40%    12/05/00    3/31          2,212,235     1,475,948       921,838
iShares S&P Global Consumer
Discretionary Sector
 Index Fund                              0.48%    09/11/06    3/31             74,965        N/A           N/A
iShares S&P Global Consumer
Staples Sector Index
 Fund                                    0.48%    09/11/06    3/31             69,732        N/A           N/A

                                                                        MANAGEMENT    MANAGEMENT   MANAGEMENT
                                                                        FEES PAID     FEES PAID     FEES PAID
                                                     FUND     FISCAL       FOR           FOR           FOR
                                     MANAGEMENT   INCEPTION    YEAR    FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
FUND                                     FEE         DATE       END     ENDED 2007    ENDED 2006   ENDED 2005
----------------------------------- ------------ ----------- -------- ------------- ------------- ------------
iShares S&P Global Energy Sector         0.48%    11/12/01    3/31      3,466,213     3,363,017    1,541,106
  Index Fund
iShares S&P Global Financials            0.48%    11/12/01    3/31      1,162,400       603,553      281,138
  Sector Index Fund
iShares S&P Global Healthcare            0.48%    11/13/01    3/31      3,166,195     2,635,027    1,066,853
  Sector Index Fund
iShares S&P Global Industrials           0.48%    09/11/06    3/31         65,314        N/A           N/A
  Sector Index Fund
iShares S&P Global Materials             0.48%    09/11/06    3/31         94,999        N/A           N/A
  Sector Index Fund
iShares S&P Global Technology            0.48%    11/12/01    3/31        717,901       430,798      195,919
  Sector Index Fund
iShares S&P Global
Telecommunications Sector
 Index Fund                              0.48%    11/12/01    3/31        656,395       340,189      177,985
iShares S&P Global Utilities             0.48%    09/11/06    3/31         68,272        N/A           N/A
  Sector Index Fund
iShares S&P Latin America 40 Index       0.50%    10/25/01    3/31      6,850,593     4,292,113      757,549
  Fund
iShares S&P MidCap 400 Growth            0.25%    07/24/00    3/31      4,468,665     3,756,882    2,298,624
  Index Fund
iShares S&P MidCap 400 Index Fund        0.20%    05/22/00    3/31      8,065,455     6,076,818    4,014,624
iShares S&P MidCap 400 Value Index       0.25%    07/24/00    3/31      6,390,449     5,665,081    3,679,449
  Fund
iShares S&P SmallCap 600 Growth          0.25%    07/24/00    3/31      3,338,921     2,963,374    2,049,460
  Index Fund
iShares S&P SmallCap 600 Index Fund      0.20%    05/22/00    3/31      9,426,090     7,798,985    5,842,139
iShares S&P SmallCap 600 Value           0.25%    07/24/00    3/31      4,759,007     4,095,013    3,278,167
  Index Fund
iShares S&P/TOPIX 150 Index Fund         0.50%    10/23/01    3/31      1,631,193       819,772      435,002
iShares S&P U.S. Preferred Stock         0.48%    03/26/07    3/31          1,644        N/A           N/A
  Index Fund



-------
/1/ Fees shown are for the period from August 1, 2006 to June 30, 2007 and are not audited.
/2/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Natural Resources Index Fund and the Goldman Sachs Natural Resources Sector Index to the iShares S&P GSSI(TM) Natural Resources Index Fund and the S&P GSSI(TM) Natural Resources Index, respectively.
/3/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Networking Index Fund and the Goldman Sachs Technology Industry Multimedia Networking Index to the iShares S&P GSTI(TM) Networking Index Fund and the S&P GSTI(TM) Multimedia Networking Index, respectively.
/4/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Semiconductor Index Fund and the Goldman Sachs Technology Industry Semiconductor Index to the iShares S&P GSTI(TM) Semiconductor Index Fund and the S&P GSTI(TM) Semiconductor Index, respectively.
/5/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Software Index Fund and the Goldman Sachs Technology Industry Software Index to the iShares S&P GSTI(TM) Software Index Fund and the S&P GSTI(TM) Software Index, respectively.
/6/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Technology Index Fund and the Goldman Sachs Technology Sector Index to the iShares S&P GSTI(TM) Technology Index Fund and the S&P GSTI(TM) Technology Index, respectively.

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the applicable Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.


The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority of the applicable Fund's outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).


Current interpretations of federal banking laws and regulations may (i) prohibit Barclays Bank PLC, BGI and BGFA from controlling or underwriting the shares of the Funds, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent or custodian to the Funds or from purchasing shares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.


PORTFOLIO MANAGERS. The individuals named as Portfolio Managers in a Fund's prospectus were also primarily responsible for the day-to-day management of certain types of other iShares Funds and certain other portfolios and/or accounts in addition to the Funds, as indicated in the table below as of April 30, 2007:



PATRICK O'CONNOR
TYPES OF ACCOUNTS                           NUMBER              TOTAL ASSETS
----------------------------------     ----------------     -------------------
Registered Investment Companies               123            $259,592,000,000
Other Pooled Investment Vehicles                1            $    170,000,000
Other Accounts                                 10            $  1,293,300,000
Accounts with Incentive-Based Fee             N/A                   N/A
  Arrangements



S. JANE LEUNG
TYPES OF ACCOUNTS                           NUMBER              TOTAL ASSETS
----------------------------------     ----------------     -------------------
Registered Investment Companies               123            $259,592,000,000
Other Pooled Investment Vehicles                1            $    170,000,000
Other Accounts                                  8            $  1,293,100,000
Accounts with Incentive-Based Fee             N/A                   N/A
  Arrangements



Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or through a representative sampling of the securities that compose those indexes based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Funds seeking such investment opportunity. As a consequence, from time to time the Funds may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the Funds, the other portfolios or accounts managed by the Portfolio Managers generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio's or account's gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest that may result in the Portfolio Manager's favoring those portfolios or accounts with incentive-based fee arrangements.

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of April 30, 2007:

PATRICK O'CONNOR
                                            NUMBER OF OTHER
                                             ACCOUNTS WITH               AGGREGATE
TYPES OF ACCOUNTS                      PERFORMANCE FEES MANAGED       OF TOTAL ASSETS
---------------------------------     --------------------------     ----------------
Registered Investment Companies                  N/A                       N/A
Other Pooled Investment Vehicles                 N/A                       N/A
Other Accounts                                   N/A                       N/A



S. JANE LEUNG
                                            NUMBER OF OTHER
                                             ACCOUNTS WITH               AGGREGATE
TYPES OF ACCOUNTS                      PERFORMANCE FEES MANAGED       OF TOTAL ASSETS
---------------------------------     --------------------------     ----------------
Registered Investment Companies                  N/A                       N/A
Other Pooled Investment Vehicles                 N/A                       N/A
Other Accounts                                   N/A                       N/A



As of April 30, 2007, with respect to all iShares Funds and other portfolios and/or accounts managed by the Portfolio Managers, on behalf of BGFA, the Portfolio Managers receive a salary and are eligible to receive an annual bonus. Each Portfolio Manager's salary is a fixed amount generally determined annually based on a number of factors, including, but not limited to, the Portfolio Manager's title, scope of responsibilities, experience and knowledge. The Portfolio Manager's bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager's business unit, and an assessment of the Portfolio Manager's individual performance. The Portfolio Manager's salary and annual bonus are paid in cash. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a Portfolio Manager satisfied the requirements for being part of a "select group of management or highly compensated employees (within the meaning of ERISA Section 401(a))" as so specified under the terms of BGI's Compensation Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.


Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI's Compensation Enhancement Plan ("CEP"). Under the CEP, these awards are determined annually, and vest after two years. At the option of the CEP administrators, the award may be "notionally invested" in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award is not notionally invested, the original award amount is paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited ("BGI UK Holdings"), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.


As of April 30, 2007, the Portfolio Managers beneficially owned shares of the Funds in the amounts reflected in the following tables:



PATRICK O'CONNOR
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares Cohen & Steers Realty             X
  Majors Index Fund
iShares Dow Jones EPAC Select             X
  Dividend Index
 Fund
iShares Dow Jones Select Dividend         X
  Index Fund
iShares Dow Jones Transportation          X
  Average Index
 Fund
iShares Dow Jones U.S. Aerospace &        X
  Defense
 Index Fund

PATRICK O'CONNOR
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares Dow Jones U.S. Basic              X
  Materials Sector
 Index Fund
iShares Dow Jones U.S.                    X
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer           X
  Goods Sector
 Index Fund
iShares Dow Jones U.S. Consumer           X
  Services Sector
 Index Fund
iShares Dow Jones U.S. Energy             X
  Sector Index Fund
iShares Dow Jones U.S. Financial          X
  Sector Index
 Fund
iShares Dow Jones U.S. Financial          X
  Services Index
 Fund
iShares Dow Jones U.S. Healthcare         X
  Providers Index
 Fund
iShares Dow Jones U.S. Healthcare         X
  Sector Index
 Fund
iShares Dow Jones U.S. Home               X
  Construction Index
 Fund
iShares Dow Jones U.S. Industrial         X
  Sector Index
 Fund
iShares Dow Jones U.S. Insurance          X
  Index Fund
iShares Dow Jones U.S. Medical            X
  Devices Index
 Fund
iShares Dow Jones U.S. Oil                X
  Equipment & Services
 Index Fund
iShares Dow Jones U.S. Oil & Gas          X
  Exploration &
 Production Index Fund
iShares Dow Jones U.S.                    X
  Pharmaceuticals Index
 Fund
iShares Dow Jones U.S. Real Estate        X
  Index Fund
iShares Dow Jones U.S. Regional           X
  Banks Index
 Fund
iShares Dow Jones U.S. Technology         X
  Sector Index
 Fund
iShares Dow Jones U.S.                    X
  Telecommunications Sector
 Index Fund
iShares Dow Jones U.S. Total              X
  Market Index Fund
iShares Dow Jones U.S. Utilities          X
  Sector Index Fund
iShares FTSE NAREIT                       X
  Industrial/Office Index Fund
iShares FTSE NAREIT Mortgage REITs        X
  Index
 Fund
iShares FTSE NAREIT Real Estate 50        X
  Index Fund
iShares FTSE NAREIT Residential           X
  Index Fund
iShares FTSE NAREIT Retail Index          X
  Fund
iShares FTSE/Xinhua China 25 Index        X
  Fund
iShares S&P GSSITM Natural                X
  Resources Index Fund
iShares S&P GSTITM Networking             X
  Index Fund
iShares S&P GSTITM Semiconductor          X
  Index Fund
iShares S&P GSTITM Software Index         X
  Fund
iShares S&P GSTITM Technology             X
  Index Fund

PATRICK O'CONNOR
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares KLD 400 Social Index Fund         X
iShares KLD Select Social/SM/             X
  Index Fund
iShares Morningstar Large Core            X
  Index Fund
iShares Morningstar Large Growth          X
  Index Fund
iShares Morningstar Large Value           X
  Index Fund
iShares Morningstar Mid Core Index        X
  Fund
iShares Morningstar Mid Growth            X
  Index Fund
iShares Morningstar Mid Value             X
  Index Fund
iShares Morningstar Small Core            X
  Index Fund
iShares Morningstar Small Growth          X
  Index Fund
iShares Morningstar Small Value           X
  Index Fund
iShares MSCI EAFE Growth Index Fund       X
iShares MSCI EAFE Index Fund              X
iShares MSCI EAFE Value Index Fund        X
iShares Nasdaq Biotechnology Index        X
  Fund
iShares NYSE 100 Index Fund               X
iShares NYSE Composite Index Fund         X
iShares Russell 1000 Growth Index         X
  Fund
iShares Russell 1000 Index Fund           X
iShares Russell 1000 Value Index          X
  Fund
iShares Russell 2000 Growth Index         X
  Fund
iShares Russell 2000 Index Fund           X
iShares Russell 2000 Value Index          X
  Fund
iShares Russell 3000 Growth Index         X
  Fund
iShares Russell 3000 Index Fund           X
iShares Russell 3000 Value Index          X
  Fund
iShares Russell Microcap Index Fund       X
iShares Russell Midcap Growth             X
  Index Fund
iShares Russell Midcap Index Fund         X
iShares Russell Midcap Value Index        X
  Fund
iShares S&P 100 Index Fund                X
iShares S&P 500 Growth Index Fund         X
iShares S&P 500 Index Fund                X
iShares S&P 500 Value Index Fund          X
iShares S&P 1500 Index Fund               X
iShares S&P Europe 350 Index Fund         X
iShares S&P Global 100 Index Fund         X
iShares S&P Global Consumer               X
  Discretionary Sector
 Index Fund
iShares S&P Global Consumer               X
  Staples Sector Index
 Fund
iShares S&P Global Energy Sector          X
  Index Fund
iShares S&P Global Financials             X
  Sector Index Fund
iShares S&P Global Healthcare             X
  Sector Index Fund
iShares S&P Global Industrials            X
  Sector Index Fund
iShares S&P Global Materials              X
  Sector Index Fund
iShares S&P Global Technology             X
  Sector Index Fund
iShares S&P Global                        X
  Telecommunications Sector
 Index Fund
iShares S&P Global Utilities              X
  Sector Index Fund

PATRICK O'CONNOR
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares S&P Latin America 40 Index        X
  Fund
iShares S&P MidCap 400 Growth             X
  Index Fund
iShares S&P MidCap 400 Index Fund         X
iShares S&P MidCap 400 Value Index        X
  Fund
iShares S&P SmallCap 600 Growth           X
  Index Fund
iShares S&P SmallCap 600 Index Fund       X
iShares S&P SmallCap 600 Value            X
  Index Fund
iShares S&P/TOPIX 150 Index Fund          X
iShares S&P U.S. Preferred Stock                                     X
  Index Fund



S. JANE LEUNG
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares Cohen & Steers Realty             X
  Majors Index Fund
iShares Dow Jones EPAC Select             X
  Dividend Index
 Fund
iShares Dow Jones Select Dividend         X
  Index Fund
iShares Dow Jones Transportation          X
  Average Index
 Fund
iShares Dow Jones U.S. Aerospace &        X
  Defense
 Index Fund
iShares Dow Jones U.S. Basic              X
  Materials Sector
 Index Fund
iShares Dow Jones U.S.                    X
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer           X
  Goods Sector
 Index Fund
iShares Dow Jones U.S. Consumer           X
  Services Sector
 Index Fund
iShares Dow Jones U.S. Energy             X
  Sector Index Fund
iShares Dow Jones U.S. Financial          X
  Sector Index
 Fund
iShares Dow Jones U.S. Financial          X
  Services Index
 Fund
iShares Dow Jones U.S. Healthcare         X
  Providers Index
 Fund
iShares Dow Jones U.S. Healthcare         X
  Sector Index
 Fund
iShares Dow Jones U.S. Home               X
  Construction Index
 Fund
iShares Dow Jones U.S. Industrial         X
  Sector Index
 Fund
iShares Dow Jones U.S. Insurance          X
  Index Fund
iShares Dow Jones U.S. Medical            X
  Devices Index
 Fund
iShares Dow Jones U.S. Oil                X
  Equipment & Services
 Index Fund
iShares Dow Jones U.S. Oil & Gas          X
  Exploration &
 Production Index Fund

S. JANE LEUNG
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares Dow Jones U.S.                    X
  Pharmaceuticals Index
 Fund
iShares Dow Jones U.S. Real Estate        X
  Index Fund
iShares Dow Jones U.S. Regional           X
  Banks Index
 Fund
iShares Dow Jones U.S. Technology         X
  Sector Index
 Fund
iShares Dow Jones U.S.                    X
  Telecommunications Sector
 Index Fund
iShares Dow Jones U.S. Total              X
  Market Index Fund
iShares Dow Jones U.S. Utilities          X
  Sector Index Fund
iShares FTSE NAREIT                       X
  Industrial/Office Index Fund
iShares FTSE NAREIT Mortgage REITs                     X
  Index
 Fund
iShares FTSE NAREIT Real Estate 50        X
  Index Fund
iShares FTSE NAREIT Residential           X
  Index Fund
iShares FTSE NAREIT Retail Index          X
  Fund
iShares FTSE/Xinhua China 25 Index                                   X
  Fund
iShares S&P GSSITM Natural                X
  Resources Index Fund
iShares S&P GSTITM Networking             X
  Index Fund
iShares S&P GSTITM Semiconductor          X
  Index Fund
iShares S&P GSTITM Software Index         X
  Fund
iShares S&P GSTITM Technology             X
  Index Fund
iShares KLD 400 Social Index Fund         X
iShares KLD Select Social/SM/             X
  Index Fund
iShares Morningstar Large Core            X
  Index Fund
iShares Morningstar Large Growth          X
  Index Fund
iShares Morningstar Large Value           X
  Index Fund
iShares Morningstar Mid Core Index        X
  Fund
iShares Morningstar Mid Growth            X
  Index Fund
iShares Morningstar Mid Value             X
  Index Fund
iShares Morningstar Small Core            X
  Index Fund
iShares Morningstar Small Growth          X
  Index Fund
iShares Morningstar Small Value           X
  Index Fund
iShares MSCI EAFE Growth Index Fund       X
iShares MSCI EAFE Index Fund              X
iShares MSCI EAFE Value Index Fund        X
iShares Nasdaq Biotechnology Index        X
  Fund
iShares NYSE 100 Index Fund               X
iShares NYSE Composite Index Fund         X
iShares Russell 1000 Growth Index         X
  Fund
iShares Russell 1000 Index Fund           X
iShares Russell 1000 Value Index          X
  Fund
iShares Russell 2000 Growth Index         X
  Fund
iShares Russell 2000 Index Fund           X
iShares Russell 2000 Value Index          X
  Fund
iShares Russell 3000 Growth Index         X
  Fund
iShares Russell 3000 Index Fund           X
iShares Russell 3000 Value Index          X
  Fund
iShares Russell Microcap Index Fund                    X

S. JANE LEUNG
                                                                            DOLLAR RANGE
                                       --------------------------------------------------------------------------------------
                                                                  $10,001       $50,001      $100,001      $500,001      OVER
                                        NONE      $1 TO $10K      TO $50K      TO $100K      TO $500K       TO $1M       $1M
FUND                                   ------    ------------    ---------    ----------    ----------    ----------    -----
iShares Russell Midcap Growth             X
  Index Fund
iShares Russell Midcap Index Fund         X
iShares Russell Midcap Value Index        X
  Fund
iShares S&P 100 Index Fund                X
iShares S&P 500 Growth Index Fund         X
iShares S&P 500 Index Fund                             X
iShares S&P 500 Value Index Fund          X
iShares S&P 1500 Index Fund               X
iShares S&P Europe 350 Index Fund         X
iShares S&P Global 100 Index Fund         X
iShares S&P Global Consumer               X
  Discretionary Sector
 Index Fund
iShares S&P Global Consumer               X
  Staples Sector Index
 Fund
iShares S&P Global Energy Sector          X
  Index Fund
iShares S&P Global Financials             X
  Sector Index Fund
iShares S&P Global Healthcare             X
  Sector Index Fund
iShares S&P Global Industrials            X
  Sector Index Fund
iShares S&P Global Materials                           X
  Sector Index Fund
iShares S&P Global Technology             X
  Sector Index Fund
iShares S&P Global                        X
  Telecommunications Sector
 Index Fund
iShares S&P Global Utilities              X
  Sector Index Fund
iShares S&P Latin America 40 Index                     X
  Fund
iShares S&P MidCap 400 Growth             X
  Index Fund
iShares S&P MidCap 400 Index Fund         X
iShares S&P MidCap 400 Value Index        X
  Fund
iShares S&P SmallCap 600 Growth           X
  Index Fund
iShares S&P SmallCap 600 Index Fund                    X
iShares S&P SmallCap 600 Value            X
  Index Fund
iShares S&P/TOPIX 150 Index Fund          X
iShares S&P U.S. Preferred Stock          X
  Index Fund


CODES OF ETHICS. The Trust, BGFA and SEI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.


ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company ("State Street") serves as administrator, custodian and transfer agent for the Funds. State Street's principal address is 200 Clarendon Street, Boston, MA 02116. Under the Administration Agreement with the Trust, State Street provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, State Street maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, State Street acts as a transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee.

The following table sets forth the administration, transfer agency and custodian expenses of each Fund for the periods noted below:



                                                                       CUSTODY,             CUSTODY,            CUSTODY,
                                                                   ADMINISTRATION,      ADMINISTRATION,      ADMINISTRATION,
                                                                   TRANSFER AGENCY      TRANSFER AGENCY      TRANSFER AGENCY
                                                                       EXPENSES             EXPENSES            EXPENSES
                                           FUND        FISCAL        PAID DURING          PAID DURING          PAID DURING
                                        INCEPTION       YEAR         FISCAL YEAR          FISCAL YEAR          FISCAL YEAR
FUND                                       DATE          END          ENDED 2007           ENDED 2006          ENDED 2005
-----------------------------------    -----------    --------    -----------------    -----------------    ----------------
iShares Cohen & Steers Realty           01/29/01       4/30            $166,836             $132,407            $123,900
  Majors Index Fund
iShares Dow Jones EPAC Select
Dividend Index
 Fund                                   06/11/07       4/30              N/A                  N/A                  N/A
iShares Dow Jones Select Dividend       11/03/03       4/30             455,510              629,705             435,559
  Index Fund
iShares Dow Jones Transportation
Average Index
 Fund                                   10/06/03       4/30              25,250               14,615               9,120
iShares Dow Jones U.S. Aerospace &
Defense Index
 Fund                                   05/01/06       4/30               8,004               N/A                  N/A
iShares Dow Jones U.S. Basic
Materials Sector Index
 Fund                                   06/12/00       4/30              35,452               35,287              45,815
iShares Dow Jones U.S.                  05/01/06       4/30               8,754               N/A                  N/A
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer
Goods Sector
 Index Fund                             06/12/00       4/30              25,169               38,400              45,173
iShares Dow Jones U.S. Consumer
Services Sector
 Index Fund                             06/12/00       4/30              22,381               25,810              29,951
iShares Dow Jones U.S. Energy           06/12/00       4/30              56,777               63,203              55,663
  Sector Index Fund
iShares Dow Jones U.S. Financial        05/22/00       4/30              37,744               33,545              38,478
  Sector Index Fund
iShares Dow Jones U.S. Financial
Services Index
 Fund                                   06/12/00       4/30              25,720               20,228              19,492
iShares Dow Jones U.S. Healthcare
Providers Index
 Fund                                   05/01/06       4/30               8,221               N/A                  N/A
iShares Dow Jones U.S. Healthcare
Sector Index
 Fund                                   06/12/00       4/30              79,160              105,853              95,188
iShares Dow Jones U.S. Home
Construction Index
 Fund                                   05/01/06       4/30               5,192               N/A                  N/A
iShares Dow Jones U.S. Industrial       06/12/00       4/30              23,788               23,629              29,047
  Sector Index Fund
iShares Dow Jones U.S. Insurance        05/01/06       4/30               3,491               N/A                  N/A
  Index Fund
iShares Dow Jones U.S. Medical          05/01/06       4/30               6,605               N/A                  N/A
  Devices Index Fund
iShares Dow Jones U.S. Oil
Equipment & Services
 Index Fund                             05/01/06       4/30               7,154               N/A                  N/A
iShares Dow Jones U.S. Oil & Gas
Exploration &
 Production Index Fund                  05/01/06       4/30               5,908               N/A                  N/A
iShares Dow Jones U.S.                  05/01/06       4/30               6,131               N/A                  N/A
  Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real Estate      06/12/00       4/30              91,319               89,357             100,021
  Index Fund
iShares Dow Jones U.S. Regional         05/01/06       4/30               7,044               N/A                  N/A
  Banks Index Fund
iShares Dow Jones U.S. Technology
Sector Index
 Fund                                   05/15/00       4/30              44,108               40,735              48,115
iShares Dow Jones U.S.
Telecommunications Sector
 Index Fund                             05/22/00       4/30              56,181               38,449              36,216
iShares Dow Jones U.S. Total            06/12/00       4/30              42,256               48,785              57,857
  Market Index Fund
iShares Dow Jones U.S. Utilities        06/12/00       4/30              52,508               62,195              65,589
  Sector Index Fund
iShares FTSE NAREIT                     05/02/07       4/30              N/A                  N/A                  N/A
  Industrial/Office Index Fund
iShares FTSE NAREIT Mortgage REITs      05/02/07       4/30              N/A                  N/A                  N/A
  Index Fund

                                                                       CUSTODY,             CUSTODY,            CUSTODY,
                                                                   ADMINISTRATION,      ADMINISTRATION,      ADMINISTRATION,
                                                                   TRANSFER AGENCY      TRANSFER AGENCY      TRANSFER AGENCY
                                                                       EXPENSES             EXPENSES            EXPENSES
                                           FUND        FISCAL        PAID DURING          PAID DURING          PAID DURING
                                        INCEPTION       YEAR         FISCAL YEAR          FISCAL YEAR          FISCAL YEAR
FUND                                       DATE          END          ENDED 2007           ENDED 2006          ENDED 2005
-----------------------------------    -----------    --------    -----------------    -----------------    ----------------
iShares FTSE NAREIT Real Estate 50      05/02/07       4/30              N/A                  N/A                  N/A
  Index Fund
iShares FTSE NAREIT Residential         05/02/07       4/30              N/A                  N/A                  N/A
  Index Fund
iShares FTSE NAREIT Retail Index        05/02/07       4/30              N/A                  N/A                  N/A
  Fund
iShares FTSE/Xinhua China 25 Index      10/05/04       7/31             858,019              445,777              137,608
  Fund
iShares S&P GSSITM Natural              10/22/01       7/31              79,911               93,914               48,133
  Resources Index Fund/2/
iShares S&P GSTITM Networking           07/10/01       7/31              11,565               19,525               15,450
  Index Fund/3/
iShares S&P GSTITM Semiconductor        07/10/01       7/31              18,836               32,609               27,028
  Index Fund/4/
iShares S&P GSTITM Software Index       07/10/01       7/31              14,091               15,786               15,547
  Fund/5/
iShares S&P GSTITM Technology           03/13/01       7/31              22,081               24,509               22,507
  Index Fund/6/
iShares KLD 400 Social Index Fund       11/14/06       4/30               2,428               N/A                  N/A
iShares KLD Select Social/SM/           01/24/05       4/30              11,740               15,277                2,464
  Index Fund
iShares Morningstar Large Core          06/28/04       4/30              11,945               11,375                5,942
  Index Fund
iShares Morningstar Large Growth        06/28/04       4/30              18,662               13,442                5,406
  Index Fund
iShares Morningstar Large Value         06/28/04       4/30              26,991               13,062                5,954
  Index Fund
iShares Morningstar Mid Core Index      06/28/04       4/30              17,984               18,821                8,586
  Fund
iShares Morningstar Mid Growth          06/28/04       4/30              23,823               24,138                6,996
  Index Fund
iShares Morningstar Mid Value           06/28/04       4/30              19,764               22,807                7,379
  Index Fund
iShares Morningstar Small Core          06/28/04       4/30              21,266               21,926                9,815
  Index Fund
iShares Morningstar Small Growth        06/28/04       4/30              13,289               19,388                8,388
  Index Fund
iShares Morningstar Small Value         06/28/04       4/30              17,802               23,473                8,542
  Index Fund
iShares MSCI EAFE Growth Index Fund     08/01/05       7/31              86,351               88,492               N/A
iShares MSCI EAFE Index Fund            08/14/01       7/31           4,980,238            4,053,126            3,204,676
iShares MSCI EAFE Value Index Fund      08/01/05       7/31             148,735              101,435               N/A
iShares Nasdaq Biotechnology Index      02/05/01       3/31             152,297              135,612              136,878
  Fund
iShares NYSE 100 Index Fund             03/29/04       7/31              25,980                8,902                6,587
iShares NYSE Composite Index Fund       03/30/04       7/31               9,485                7,952                5,337
iShares Russell 1000 Growth Index       05/22/00       3/31             434,055              358,192              295,350
  Fund
iShares Russell 1000 Index Fund         05/15/00       3/31             200,354              204,281              237,355
iShares Russell 1000 Value Index        05/22/00       3/31             518,219              450,740              455,716
  Fund
iShares Russell 2000 Growth Index       07/24/00       3/31             215,289              217,158              249,738
  Fund
iShares Russell 2000 Index Fund         05/22/00       3/31             723,878              681,244              801,858
iShares Russell 2000 Value Index        07/24/00       3/31             288,243              287,819              322,746
  Fund
iShares Russell 3000 Growth Index       07/24/00       3/31              34,095               30,701               29,027
  Fund
iShares Russell 3000 Index Fund         05/22/00       3/31             211,946              189,584              218,595
iShares Russell 3000 Value Index        07/24/00       3/31              66,440               59,284               51,540
  Fund
iShares Russell Microcap Index Fund     08/12/05       3/31              24,935               18,339               N/A
iShares Russell Midcap Growth           07/17/01       3/31             122,201              114,152               90,756
  Index Fund
iShares Russell Midcap Index Fund       07/17/01       3/31             195,189              168,817              124,705
iShares Russell Midcap Value Index      07/17/01       3/31             196,840              165,484              104,797
  Fund
iShares S&P 100 Index Fund              10/23/00       3/31             156,651               70,051               75,422
iShares S&P 1500 Index Fund             01/20/04       3/31              27,053               22,414               23,387
iShares S&P 500 Growth Index Fund       05/22/00       3/31             259,707              249,175              235,319
iShares S&P 500 Index Fund              05/15/00       3/31           1,134,985            1,120,312            1,254,592
iShares S&P 500 Value Index Fund        05/22/00       3/31             261,251              260,119              308,993
iShares S&P Europe 350 Index Fund       07/25/00       3/31             334,141              282,470              279,210

                                                                       CUSTODY,             CUSTODY,            CUSTODY,
                                                                   ADMINISTRATION,      ADMINISTRATION,      ADMINISTRATION,
                                                                   TRANSFER AGENCY      TRANSFER AGENCY      TRANSFER AGENCY
                                                                       EXPENSES             EXPENSES            EXPENSES
                                           FUND        FISCAL        PAID DURING          PAID DURING          PAID DURING
                                        INCEPTION       YEAR         FISCAL YEAR          FISCAL YEAR          FISCAL YEAR
FUND                                       DATE          END          ENDED 2007           ENDED 2006          ENDED 2005
-----------------------------------    -----------    --------    -----------------    -----------------    ----------------
iShares S&P Global 100 Index Fund       12/05/00       3/31             62,616               53,565               49,086
iShares S&P Global Consumer
Discretionary Sector
 Index Fund                              9/11/06       3/31              6,299                N/A                  N/A
iShares S&P Global Consumer
Staples Sector Index
 Fund                                    9/11/06       3/31              3,809                N/A                  N/A
iShares S&P Global Energy Sector        11/12/01       3/31             66,038               62,641               50,899
  Index Fund
iShares S&P Global Financials           11/12/01       3/31             40,214               20,342               16,460
  Sector Index Fund
iShares S&P Global Healthcare           11/13/01       3/31             64,418               50,932               33,133
  Sector Index Fund
iShares S&P Global Industrials           9/11/06       3/31              6,406                N/A                  N/A
  Sector Index Fund
iShares S&P Global Materials             9/11/06       3/31              4,651                N/A                  N/A
  Sector Index Fund
iShares S&P Global Technology           11/12/01       3/31             17,531               10,310                8,865
  Sector Index Fund
iShares S&P Global
Telecommunications Sector
 Index Fund                             11/12/01       3/31             24,469               15,397               11,792
iShares S&P Global Utilities             9/11/06       3/31              6,026                N/A                  N/A
  Sector Index Fund
iShares S&P Latin America 40 Index      10/25/01       3/31            323,293              242,089               56,791
  Fund
iShares S&P MidCap 400 Growth           07/24/00       3/31            139,586              164,830              125,819
  Index Fund
iShares S&P MidCap 400 Index Fund       05/22/00       3/31            303,529              293,591              266,785
iShares S&P MidCap 400 Value Index      07/24/00       3/31            193,041              222,755              193,784
  Fund
iShares S&P SmallCap 600 Growth         07/24/00       3/31            116,578              132,847              126,622
  Index Fund
iShares S&P SmallCap 600 Index Fund     05/22/00       3/31            346,431              375,366              379,745
iShares S&P SmallCap 600 Value          07/24/00       3/31            169,293              184,316              185,131
  Index Fund
iShares S&P/TOPIX 150 Index Fund        10/23/01       3/31             28,044               25,661               22,972
iShares S&P U.S. Preferred Stock        03/26/07       3/31                 31                N/A                  N/A
  Index Fund



-------
/1/ Fees shown are for the period from August 1, 2006 to June 30, 2007 and are not audited.
/2/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Natural Resources Index Fund and the Goldman Sachs Natural Resources Sector Index to the iShares S&P GSSI(TM) Natural Resources Index Fund and the S&P GSSI(TM) Natural Resources Index, respectively.
/3/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Networking Index Fund and the Goldman Sachs Technology Industry Multimedia Networking Index to the iShares S&P GSTI(TM) Networking Index Fund and the S&P GSTI(TM) Multimedia Networking Index, respectively.
/4/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Semiconductor Index Fund and the Goldman Sachs Technology Industry Semiconductor Index to the iShares S&P GSTI(TM) Semiconductor Index Fund and the S&P GSTI(TM) Semiconductor Index, respectively.
/5/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Software Index Fund and the Goldman Sachs Technology Industry Software Index to the iShares S&P GSTI(TM) Software Index Fund and the S&P GSTI(TM) Software Index, respectively.
/6/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Technology Index Fund and the Goldman Sachs Technology Sector Index to the iShares S&P GSTI(TM) Technology Index Fund and the S&P GSTI(TM) Technology Index, respectively.

DISTRIBUTOR. SEI is the distributor of shares of the Funds. Its principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, the SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60-days prior written notice to the other party (i) by vote of a majority of the Independent Trustees, or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), Depository Trust Company ("DTC") participants (as defined below) and/or Investor Services Organizations.


BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.


The following table sets forth the compensation paid by BGFA to the Distributor for certain services, not primarily intended to result in the sale of Fund shares, provided to each Fund during the periods noted below:



                                                                      COMPENSATION       COMPENSATION        COMPENSATION
                                            FUND         FISCAL        PAID DURING        PAID DURING        PAID DURING
                                         INCEPTION        YEAR         FISCAL YEAR        FISCAL YEAR        FISCAL YEAR
FUND                                        DATE           END         ENDED 2007         ENDED 2006          ENDED 2005
-----------------------------------     -----------     --------     --------------     --------------     ---------------
iShares Cohen & Steers Realty            01/29/01        4/30         $  45,998.61       $  38,592.68       $  34,903.66
  Majors Index Fund
iShares Dow Jones EPAC Select
Dividend Index
 Fund                                    06/11/07        4/30             N/A                N/A                 N/A
iShares Dow Jones Select Dividend        11/03/03        4/30            45,998.61          38,592.68          34,903.66
  Index Fund
iShares Dow Jones Transportation
Average Index
 Fund                                    10/06/03        4/30            45,998.61          38,592.68          34,903.66
iShares Dow Jones U.S. Aerospace &
Defense Index
 Fund                                    05/01/06        4/30            45,998.61           N/A                 N/A
iShares Dow Jones U.S. Basic
Materials Sector Index
 Fund                                    06/12/00        4/30            45,998.61          38,592.68          34,903.66
iShares Dow Jones U.S.                   05/01/06        4/30            45,998.61           N/A                 N/A
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer
Goods Sector
 Index Fund                              06/12/00        4/30            45,998.61          38,592.68          34,903.66
iShares Dow Jones U.S. Consumer
Services Sector
 Index Fund                              06/12/00        4/30            45,998.61          38,592.68          34,903.66
iShares Dow Jones U.S. Energy            06/12/00        4/30            45,998.61          38,592.68          34,903.66
  Sector Index Fund
iShares Dow Jones U.S. Financial         05/22/00        4/30            45,998.61          38,592.68          34,903.66
  Sector Index Fund
iShares Dow Jones U.S. Financial
Services Index
 Fund                                    06/12/00        4/30            45,998.61          38,592.68          34,903.66
iShares Dow Jones U.S. Healthcare
Providers Index
 Fund                                    05/01/06        4/30            45,998.61           N/A                 N/A
iShares Dow Jones U.S. Healthcare
Sector Index
 Fund                                    06/12/00        4/30            45,998.61          38,592.68          34,903.66
iShares Dow Jones U.S. Home
Construction Index
 Fund                                    05/01/06        4/30            45,998.61           N/A                 N/A
iShares Dow Jones U.S. Industrial        06/12/00        4/30            45,998.61          38,592.68          34,903.66
  Sector Index Fund
iShares Dow Jones U.S. Insurance         05/01/06        4/30            45,998.61           N/A                 N/A
  Index Fund
iShares Dow Jones U.S. Medical           05/01/06        4/30            45,998.61           N/A                 N/A
  Devices Index Fund
iShares Dow Jones U.S. Oil
Equipment & Services
 Index Fund                              05/01/06        4/30            45,998.61           N/A                 N/A
iShares Dow Jones U.S. Oil & Gas
Exploration &
 Production Index Fund                   05/01/06        4/30            45,998.61           N/A                 N/A
iShares Dow Jones U.S.                   05/01/06        4/30            45,998.61           N/A                 N/A
  Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real Estate       06/12/00        4/30            45,998.61          38,592.68          34,903.66
  Index Fund
iShares Dow Jones U.S. Regional          05/01/06        4/30            45,998.61           N/A                 N/A
  Banks Index Fund

                                                                       COMPENSATION        COMPENSATION       COMPENSATION
                                            FUND         FISCAL         PAID DURING         PAID DURING        PAID DURING
                                         INCEPTION        YEAR          FISCAL YEAR         FISCAL YEAR        FISCAL YEAR
FUND                                        DATE           END          ENDED 2007          ENDED 2006         ENDED 2005
-----------------------------------     -----------     --------     ----------------     --------------     --------------
iShares Dow Jones U.S. Technology
Sector Index
 Fund                                    05/15/00        4/30            45,998.61            38,592.68          34,903.66
iShares Dow Jones U.S.
Telecommunications Sector
 Index Fund                              05/22/00        4/30            45,998.61            38,592.68          34,903.66
iShares Dow Jones U.S. Total             06/12/00        4/30            45,998.61            38,592.68          34,903.66
  Market Index Fund
iShares Dow Jones U.S. Utilities         06/12/00        4/30            45,998.61            38,592.68          34,903.66
  Sector Index Fund
iShares FTSE NAREIT                      05/02/07        4/30              N/A                 N/A                N/A
  Industrial/Office Index Fund
iShares FTSE NAREIT Mortgage REITs       05/02/07        4/30              N/A                 N/A                N/A
  Index Fund
iShares FTSE NAREIT Real Estate 50       05/02/07        4/30              N/A                 N/A                N/A
  Index Fund
iShares FTSE NAREIT Residential          05/02/07        4/30              N/A                 N/A                N/A
  Index Fund
iShares FTSE NAREIT Retail Index         05/02/07        4/30              N/A                 N/A                N/A
  Fund
iShares FTSE/Xinhua China 25 Index       10/05/04        7/31           45,277.63/1/          38,531.58          31,860.15
  Fund
iShares S&P GSSITM Natural               10/22/01        7/31           45,277.63/1/          38,531.58          37,068.48
  Resources Index Fund2
iShares S&P GSTITM Networking            07/10/01        7/31           45,277.63/1/          38,531.58          37,068.48
  Index Fund3
iShares S&P GSTITM Semiconductor         03/13/01        7/31           45,277.63/1/          38,531.58          37,068.48
  Index Fund/4/
iShares S&P GSTITM Software Index        07/10/01        7/31           45,277.63/1/          38,531.58          37,068.48
  Fund/5/
iShares S&P GSTITM Technology            07/10/01        7/31           45,277.63/1/          38,531.58          37,068.48
  Index Fund/6/
iShares KLD 400 Social Index Fund        11/14/06        4/30            20,499.62             N/A                N/A
iShares KLD Select Social/SM/            01/24/05        4/30            45,998.61            38,592.68           9,873.74
  Index Fund
iShares Morningstar Large Core           06/28/04        4/30            45,998.61            38,592.68          30,919.86
  Index Fund
iShares Morningstar Large Growth         06/28/04        4/30            45,998.61            38,592.68          30,919.86
  Index Fund
iShares Morningstar Large Value          06/28/04        4/30            45,998.61            38,592.68          30,919.86
  Index Fund
iShares Morningstar Mid Core Index       06/28/04        4/30            45,998.61            38,592.68          30,919.86
  Fund
iShares Morningstar Mid Growth           06/28/04        4/30            45,998.61            38,592.68          30,919.86
  Index Fund
iShares Morningstar Mid Value            06/28/04        4/30            45,998.61            38,592.68          30,919.86
  Index Fund
iShares Morningstar Small Core           06/28/04        4/30            45,998.61            38,592.68          30,919.86
  Index Fund
iShares Morningstar Small Growth         06/28/04        4/30            45,998.61            38,592.68          30,919.86
  Index Fund
iShares Morningstar Small Value          06/28/04        4/30            45,998.61            38,592.68          30,919.86
  Index Fund
iShares MSCI EAFE Growth Index Fund      08/01/05        7/31           45,277.63/1/          38,531.58           N/A
iShares MSCI EAFE Index Fund             08/14/01        7/31           45,277.63/1/          38,531.58          37,068.48
iShares MSCI EAFE Value Index Fund       08/01/05        7/31           45,277.63/1/          38,531.58           N/A
iShares Nasdaq Biotechnology Index       02/05/01        3/31            46,452.44            38,720.50          33,702.28
  Fund
iShares NYSE 100 Index Fund              03/29/04        7/31           45,277.63/1/          38,531.58          37,068.48
iShares NYSE Composite Index Fund        03/30/04        7/31           45,277.63/1/          38,531.58          37,068.48
iShares Russell 1000 Growth Index        05/22/00        3/31            46,452.44            38,720.50          33,702.28
  Fund
iShares Russell 1000 Index Fund          05/15/00        3/31            46,452.44            38,720.50          33,702.28
iShares Russell 1000 Value Index         05/22/00        3/31            46,452.44            38,720.50          33,702.28
  Fund
iShares Russell 2000 Growth Index        07/24/00        3/31            46,452.44            38,720.50          33,702.28
  Fund
iShares Russell 2000 Index Fund          05/22/00        3/31            46,452.44            38,720.50          33,702.28
iShares Russell 2000 Value Index         07/24/00        3/31            46,452.44            38,720.50          33,702.28
  Fund
iShares Russell 3000 Index Fund          05/22/00        3/31            46,452.44            38,720.50          33,702.28
iShares Russell 3000 Growth Index        07/24/00        3/31            46,452.44            38,720.50          33,702.28
  Fund
iShares Russell 3000 Value Index         07/24/00        3/31            46,452.44            38,720.50          33,702.28
  Fund
iShares Russell Microcap Index Fund      08/12/05        3/31            46,452.44            38,720.50           N/A
iShares Russell Midcap Growth            07/17/01        3/31            46,452.44            38,720.50          33,702.28
  Index Fund
iShares Russell Midcap Index Fund        07/17/01        3/31            46,452.44            38,720.50          33,702.28
iShares Russell Midcap Value Index       07/17/01        3/31            46,452.44            38,720.50          33,702.28
  Fund

                                                                      COMPENSATION      COMPENSATION       COMPENSATION
                                            FUND         FISCAL       PAID DURING        PAID DURING        PAID DURING
                                         INCEPTION        YEAR        FISCAL YEAR        FISCAL YEAR        FISCAL YEAR
FUND                                        DATE           END         ENDED 2007        ENDED 2006         ENDED 2005
-----------------------------------     -----------     --------     -------------     --------------     --------------
iShares S&P 100 Index Fund               10/23/00        3/31           46,452.44      38,720.50          33,702.28
iShares S&P 500 Growth Index Fund        05/22/00        3/31           46,452.44      38,720.50          33,702.28
iShares S&P 500 Index Fund               05/15/00        3/31           46,452.44      38,720.50          33,702.28
iShares S&P 500 Value Index Fund         05/22/00        3/31           46,452.44      38,720.50          33,702.28
iShares S&P 1500 Index Fund              01/20/04        3/31           46,452.44      38,720.50          33,702.28
iShares S&P Europe 350 Index Fund        07/25/00        3/31           46,452.44      38,720.50          33,702.28
iShares S&P Global 100 Index Fund        12/05/00        3/31           46,452.44      38,720.50          33,702.28
iShares S&P Global Consumer
Discretionary Sector
 Index Fund                               9/11/06        3/31           26,692.15           N/A                N/A
iShares S&P Global Consumer
Staples Sector Index
 Fund                                     9/11/06        3/31           26,692.15           N/A                N/A
iShares S&P Global Energy Sector         11/12/01        3/31           46,452.44      38,720.50          33,702.28
  Index Fund
iShares S&P Global Financials            11/12/01        3/31           46,452.44      38,720.50          33,702.28
  Sector Index Fund
iShares S&P Global Healthcare            11/13/01        3/31           46,452.44      38,720.50          33,702.28
  Sector Index Fund
iShares S&P Global Industrials            9/11/06        3/31           26,692.15           N/A                N/A
  Sector Index Fund
iShares S&P Global Materials              9/11/06        3/31           26,692.15           N/A                N/A
  Sector Index Fund
iShares S&P Global Technology            11/12/01        3/31           46,452.44      38,720.50          33,702.28
  Sector Index Fund
iShares S&P Global
Telecommunications Sector
 Index Fund                              11/12/01        3/31           46,452.44      38,720.50          33,702.28
iShares S&P Global Utilities              9/11/06        3/31           26,692.15           N/A                N/A
  Sector Index Fund
iShares S&P Latin America 40 Index       10/25/01        3/31           46,452.44      38,720.50          33,702.28
  Fund
iShares S&P MidCap 400 Growth            07/24/00        3/31           46,452.44      38,720.50          33,702.28
  Index Fund
iShares S&P MidCap 400 Index Fund        05/22/00        3/31           46,452.44      38,720.50          33,702.28
iShares S&P MidCap 400 Value Index       07/24/00        3/31           46,452.44      38,720.50          33,702.28
  Fund
iShares S&P SmallCap 600 Growth          07/24/00        3/31           46,452.44      38,720.50          33,702.28
  Index Fund
iShares S&P SmallCap 600 Index Fund      05/22/00        3/31           46,452.44      38,720.50          33,702.28
iShares S&P SmallCap 600 Value           07/24/00        3/31           46,452.44      38,720.50          33,702.28
  Index Fund
iShares S&P/TOPIX 150 Index Fund         10/23/01        3/31           46,452.44      38,720.50          33,702.28
iShares S&P U.S. Preferred Stock         03/26/07        3/31              663.98           N/A                N/A
  Index Fund



-------
/1/ Fees shown are for the period from August 1, 2006 to June 30, 2007 and are not audited.
/2/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Natural Resources Index Fund and the Goldman Sachs Natural Resources Sector Index to the iShares S&P GSSI(TM) Natural Resources Index Fund and the S&P GSSI(TM) Natural Resources Index, respectively.
/3/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Networking Index Fund and the Goldman Sachs Technology Industry Multimedia Networking Index to the iShares S&P GSTI(TM) Networking Index Fund and the S&P GSTI(TM) Multimedia Networking Index, respectively.
/4/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Semiconductor Index Fund and the Goldman Sachs Technology Industry Semiconductor Index to the iShares S&P GSTI(TM) Semiconductor Index Fund and the S&P GSTI(TM) Semiconductor Index, respectively.
/5/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Software Index Fund and the Goldman Sachs Technology Industry Software Index to the iShares S&P GSTI(TM) Software Index Fund and the S&P GSTI(TM) Software Index, respectively.
/6/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Technology Index Fund and the Goldman Sachs Technology Sector Index to the iShares S&P GSTI(TM) Technology Index Fund and the S&P GSTI(TM) Technology Index, respectively.

INDEX PROVIDERS. Each Fund is based upon a particular index compiled by one of the following Index Providers: S&P, Frank Russell Company, Dow Jones & Company, Cohen & Steers, NASDAQ, MSCI, NYSE, Morningstar, KLD and FTSE/Xinhua Limited. Dow Jones maintains and calculates the NYSE Indexes for the NYSE and the Morningstar Indexes for Morningstar pursuant to contractual agreements. None of the Index Providers is affiliated with the Funds or with BGI or BGI's affiliates. BGI has provided to the Funds other than the iShares FTSE/Xinhua China 25 Index Fund, the applicable sub-licenses without charge.

BGI has entered into a license agreement with FXI to use the The FTSE/Xinhua China 25 Index, which includes rights for the Trust to use the The FTSE/Xinhua China 25 Index in connection with the iShares FTSE/Xinhua China 25 Index Fund. The iShares FTSE/Xinhua China 25 Index Fund is not required to pay any license fees for its use of the Underlying Index for the purpose of the exchange-traded Fund. Each of the other Funds is entitled to use its Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the relevant Index Provider.

Brokerage Transactions
BGFA assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.


The table below sets forth the brokerage commissions paid by each Fund for the periods noted. Any differences in brokerage commissions paid by a Fund from year to year are due to increases or decreases in that Fund's assets over those periods:



                                                                      COMMISSIONS       COMMISSIONS       COMMISSIONS
                                            FUND         FISCAL       PAID DURING       PAID DURING       PAID DURING
                                         INCEPTION        YEAR        FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
FUND                                        DATE           END         ENDED 2007        ENDED 2006       ENDED 2005
-----------------------------------     -----------     --------     -------------     -------------     ------------
iShares Cohen & Steers Realty            01/29/01        4/30          $ 400,805        $  325,881        $  388,191
  Majors Index Fund
iShares Dow Jones EPAC Select
Dividend Index
 Fund                                    06/11/07        4/30             N/A               N/A               N/A
iShares Dow Jones Select Dividend        11/03/03        4/30          $ 476,428         1,083,270         1,064,545
  Index Fund
iShares Dow Jones Transportation
Average Index
 Fund                                    10/06/03        4/30          $  29,677            20,296             6,694
iShares Dow Jones U.S. Aerospace &
Defense Index
 Fund                                    05/01/06        4/30          $  23,956            N/A               N/A
iShares Dow Jones U.S. Basic
Materials Sector Index
 Fund                                    06/12/00        4/30          $  52,023            18,197            16,902
iShares Dow Jones U.S.                   05/01/06        4/30          $  27,147            N/A               N/A
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer
Goods Sector
 Index Fund                              06/12/00        4/30          $   8,879            18,371            33,335
iShares Dow Jones U.S. Consumer
Services Sector
 Index Fund                              06/12/00        4/30          $  15,352            11,686            25,143
iShares Dow Jones U.S. Energy            06/12/00        4/30          $  39,714            10,953             8,735
  Sector Index Fund
iShares Dow Jones U.S. Financial         05/22/00        4/30          $  37,253            13,680            10,576
  Sector Index Fund
iShares Dow Jones U.S. Financial
Services Index
 Fund                                    06/12/00        4/30          $  21,510             9,635             4,576
iShares Dow Jones U.S. Healthcare
Providers Index
 Fund                                    05/01/06        4/30          $  25,447            N/A               N/A
iShares Dow Jones U.S. Healthcare
Sector Index
 Fund                                    06/12/00        4/30          $  46,004            48,753            17,418
iShares Dow Jones U.S. Home
Construction Index
 Fund                                    05/01/06        4/30          $  20,175            N/A               N/A
iShares Dow Jones U.S. Industrial        06/12/00        4/30          $   9,678            10,572             5,168
  Sector Index Fund
iShares Dow Jones U.S. Insurance         05/01/06        4/30          $     722            N/A               N/A
  Index Fund
iShares Dow Jones U.S. Medical           05/01/06        4/30          $   9,608            N/A               N/A
  Devices Index Fund
iShares Dow Jones U.S. Oil
Equipment & Services
 Index Fund                              05/01/06        4/30          $   7,082            N/A               N/A

                                                                        COMMISSIONS        COMMISSIONS       COMMISSIONS
                                            FUND         FISCAL         PAID DURING        PAID DURING       PAID DURING
                                         INCEPTION        YEAR          FISCAL YEAR        FISCAL YEAR       FISCAL YEAR
FUND                                        DATE           END          ENDED 2007          ENDED 2006        ENDED 2005
-----------------------------------     -----------     --------     ----------------     -------------     -------------
iShares Dow Jones U.S. Oil & Gas
Exploration &
 Production Index Fund                   05/01/06        4/30         $       8,764            N/A               N/A
iShares Dow Jones U.S.                   05/01/06        4/30         $      15,030            N/A               N/A
  Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real Estate       06/12/00        4/30         $     307,570           175,829          127,331
  Index Fund
iShares Dow Jones U.S. Regional          05/01/06        4/30         $       2,943            N/A               N/A
  Banks Index Fund
iShares Dow Jones U.S. Technology
Sector Index
 Fund                                    05/15/00        4/30         $      31,332            25,906           38,889
iShares Dow Jones U.S.
Telecommunications Sector
 Index Fund                              05/22/00        4/30         $     130,797           174,008           37,706
iShares Dow Jones U.S. Total             06/12/00        4/30         $      14,951            17,475           18,463
  Market Index Fund
iShares Dow Jones U.S. Utilities         06/12/00        4/30         $      34,256            35,305           41,377
  Sector Index Fund
iShares FTSE NAREIT                      05/02/07        4/30               N/A                N/A               N/A
  Industrial/Office Index Fund
iShares FTSE NAREIT Mortgage REITs       05/02/07        4/30               N/A                N/A               N/A
  Index Fund
iShares FTSE NAREIT Real Estate 50       05/02/07        4/30               N/A                N/A               N/A
  Index Fund
iShares FTSE NAREIT Residential          05/02/07        4/30               N/A                N/A               N/A
  Index Fund
iShares FTSE NAREIT Retail Index         05/02/07        4/30               N/A                N/A               N/A
  Fund
iShares FTSE/Xinhua China 25 Index       10/05/04        7/31         $1,259,641/1/           888,433          102,210
  Fund
iShares S&P GSTITM Networking            07/10/01        7/31         $  160,924/1/           134,597           78,887
  Index Fund/2/
iShares S&P GSTITM Semiconductor         07/10/01        7/31         $   95,457/1/            17,582           49,482
  Index Fund/3/
iShares S&P GSTITM Software Index        07/10/01        7/31         $   49,058/1/            25,738           20,378
  Fund/4/
iShares S&P GSTITM Technology            03/13/01        7/31         $   60,866/1/             8,711           16,136
  Index Fund5
iShares S&P GSSITM Natural               10/22/01        7/31         $  215,457/1/            71,466           29,670
  Resources Index Fund/6/
iShares KLD 400 Social Index Fund        11/14/06        4/30         $         710            N/A               N/A
iShares KLD Select Social/SM/            01/24/05        4/30         $      26,453            39,833            1,436
  Index Fund
iShares Morningstar Large Core           06/28/04        4/30         $      27,644             5,289            1,420
  Index Fund
iShares Morningstar Large Growth         06/28/04        4/30         $      33,343            14,194            5,484
  Index Fund
iShares Morningstar Large Value          06/28/04        4/30         $      50,456             9,167              981
  Index Fund
iShares Morningstar Mid Core Index       06/28/04        4/30         $      47,533            15,308            2,715
  Fund
iShares Morningstar Mid Growth           06/28/04        4/30         $      70,384            15,672            3,024
  Index Fund
iShares Morningstar Mid Value            06/28/04        4/30         $      43,758            11,971            1,945
  Index Fund
iShares Morningstar Small Core           06/28/04        4/30         $     103,321            32,676           10,269
  Index Fund
iShares Morningstar Small Growth         06/28/04        4/30         $      40,285            19,130            9,640
  Index Fund
iShares Morningstar Small Value          06/28/04        4/30         $      64,861            15,750            5,036
  Index Fund
                                                                      $
iShares MSCI EAFE Index Fund             08/14/01        7/31         1,869,128/1/          1,392,523          898,731
iShares MSCI EAFE Growth Index Fund      08/01/05        7/31         $   55,525/1/             8,848            N/A
iShares MSCI EAFE Value Index Fund       08/01/05        7/31         $  171,901/1/            15,782            N/A
iShares Nasdaq Biotechnology Index       02/05/01        3/31         $     499,588           420,511          448,994
  Fund
iShares NYSE Composite Index Fund        03/30/04        7/31         $    8,386/1/             2,276              930
iShares NYSE 100 Index Fund              03/29/04        7/31         $   12,875/1/             3,905            1,934
iShares Russell 3000 Index Fund          05/22/00        3/31         $      54,035            59,870           48,513
iShares Russell 3000 Growth Index        07/24/00        3/31         $       5,965             7,547            5,284
  Fund
iShares Russell 3000 Value Index         07/24/00        3/31         $      30,771            19,644           18,480
  Fund
                                                                      $
iShares Russell 2000 Index Fund          05/22/00        3/31           1,112,674             874,193          971,521
iShares Russell 2000 Growth Index        07/24/00        3/31         $     360,887           269,270          341,258
  Fund
iShares Russell 2000 Value Index         07/24/00        3/31         $     467,321           383,689          434,253
  Fund

                                                                      COMMISSIONS       COMMISSIONS       COMMISSIONS
                                            FUND         FISCAL       PAID DURING       PAID DURING       PAID DURING
                                         INCEPTION        YEAR        FISCAL YEAR       FISCAL YEAR       FISCAL YEAR
FUND                                        DATE           END         ENDED 2007        ENDED 2006        ENDED 2005
-----------------------------------     -----------     --------     -------------     -------------     -------------
iShares Russell 1000 Index Fund          05/15/00        3/31          $  55,378           67,038            40,669
iShares Russell 1000 Growth Index        05/22/00        3/31          $ 115,198          139,196            87,806
  Fund
iShares Russell 1000 Value Index         05/22/00        3/31          $ 230,297          262,546           251,135
  Fund
iShares Russell Microcap Index Fund      08/12/05        3/31          $  43,618           54,053             N/A
iShares Russell Midcap Index Fund        07/17/01        3/31          $ 167,233          107,722           122,995
iShares Russell Midcap Growth            07/17/01        3/31          $  54,255           54,935           100,817
  Index Fund
iShares Russell Midcap Value Index       07/17/01        3/31          $ 160,952          143,065           145,138
  Fund
iShares S&P 100 Index Fund               10/23/00        3/31          $  82,204           44,577            18,869
iShares S&P 500 Index Fund               05/15/00        3/31          $ 269,870          218,544           300,591
iShares S&P 500 Growth Index Fund        05/22/00        3/31          $ 166,381          113,888           214,827
iShares S&P 500 Value Index Fund         05/22/00        3/31          $ 173,725           81,870            63,988
iShares S&P MidCap 400 Index Fund        05/22/00        3/31          $ 269,741          130,284            87,514
iShares S&P MidCap 400 Growth            07/24/00        3/31          $ 180,714          155,913           172,134
  Index Fund
iShares S&P MidCap 400 Value Index       07/24/00        3/31          $ 185,697          305,536            93,850
  Fund
iShares S&P SmallCap 600 Index Fund      05/22/00        3/31          $ 355,054          260,818           185,551
iShares S&P SmallCap 600 Growth          07/24/00        3/31          $ 127,436          180,655           249,433
  Index Fund
iShares S&P SmallCap 600 Value           07/24/00        3/31          $ 260,071          137,267           117,161
  Index Fund
iShares S&P 1500 Index Fund              01/20/04        3/31          $   3,278            1,716             2,196
iShares S&P Global 100 Index Fund        12/05/00        3/31          $  22,105           33,758            20,951
iShares S&P Global Consumer
Discretionary Sector
 Index Fund                               9/11/06        3/31          $   3,192            N/A               N/A
iShares S&P Global Consumer
Staples Sector Index
 Fund                                     9/11/06        3/31          $   2,380            N/A               N/A
iShares S&P Global Energy Sector         11/12/01        3/31          $  89,037           35,317            20,180
  Index Fund
iShares S&P Global Financials            11/12/01        3/31          $  15,875            8,153             3,688
  Sector Index Fund
iShares S&P Global Healthcare            11/13/01        3/31          $  40,522           33,597            18,828
  Sector Index Fund
iShares S&P Global Industrials            9/11/06        3/31          $   2,638            N/A               N/A
  Sector Index Fund
iShares S&P Global Materials              9/11/06        3/31          $   3,410            N/A               N/A
  Sector Index Fund
iShares S&P Global Technology            11/12/01        3/31          $  20,041           18,372             9,002
  Sector Index Fund
iShares S&P Global
Telecommunications Sector
 Index Fund                              11/12/01        3/31          $  16,753           11,680             4,443
iShares S&P Global Utilities              9/11/06        3/31          $   4,601            N/A               N/A
  Sector Index Fund
iShares S&P Europe 350 Index Fund        07/25/00        3/31          $ 120,524          113,424            48,152
iShares S&P Latin America 40 Index       10/25/01        3/31          $ 153,901          282,563            72,609
  Fund
iShares S&P/TOPIX 150 Index Fund         10/23/01        3/31          $   8,136           12,548             3,695
iShares S&P U.S. Preferred Stock         03/26/07        3/31             N/A               N/A               N/A
  Index Fund



-------
/1/ Fees shown are for the period from August 1, 2006 to June 30, 2007 and are not audited.
/2/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Natural Resources Index Fund and the Goldman Sachs Natural Resources Sector Index to the iShares S&P GSSI(TM) Natural Resources Index Fund and the S&P GSSI(TM) Natural Resources Index, respectively.
/3/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Networking Index Fund and the Goldman Sachs Technology Industry Multimedia Networking Index to the iShares S&P GSTI(TM) Networking Index Fund and the S&P GSTI(TM) Multimedia Networking Index, respectively.
/4/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Semiconductor Index Fund and the Goldman Sachs Technology Industry Semiconductor Index to the iShares S&P GSTI(TM) Semiconductor Index Fund and the S&P GSTI(TM) Semiconductor Index, respectively.
/5/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Software Index Fund and the Goldman Sachs Technology Industry Software Index to the iShares S&P GSTI(TM) Software Index Fund and the S&P GSTI(TM) Software Index, respectively.

/6/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Technology Index Fund and the Goldman Sachs Technology Sector Index to the iShares S&P GSTI(TM) Technology Index Fund and the S&P GSTI(TM) Technology Index, respectively.

The following table sets forth the names of the Funds' "regular broker dealers," as defined under the 1940 Act, which derive more than 15% of their gross revenues from securities-related activities and in which the Funds invest, together with the market value of each investment as of the applicable Fund's most recently completed fiscal year:



                                      FISCAL                                         MARKET VALUE
FUND                                 YEAR END  ISSUER                                OF INVESTMENT
----------------------------------- ---------- ------------------------------------ --------------
iShares S&P 100 Index Fund            3/31     Citigroup, Inc.                       $118,985,533
                                               Bank of America Corp.                  107,877,956
                                               Goldman Sachs Group, Inc. (The)         40,184,369
                                               Morgan Stanley                          39,638,096
                                               Merrill Lynch & Co., Inc.               34,186,458
                                               Lehman Brothers Holdings, Inc.          17,428,441
                                               Credit Suisse Group                        266,928
                                               Deutsche Bank AG                           162,083
                                               Societe Generale                            94,728
iShares S&P 500 Index Fund            3/31     Citigroup, Inc.                       $368,213,633
                                               Bank of America Corp.                  334,010,830
                                               Goldman Sachs Group, Inc. (The)        124,346,835
                                               Morgan Stanley                         122,658,461
                                               Merrill Lynch & Co., Inc.              106,543,330
                                               Lehman Brothers Holdings, Inc.          53,939,676
                                               Bear Stearns Companies, Inc. (The)      26,337,712
                                               Credit Suisse Group                      5,639,444
                                               Deutsche Bank AG                         3,424,367
                                               Societe Generale                         2,001,336
iShares S&P 500 Growth Index Fund     3/31     Goldman Sachs Group, Inc. (The)       $ 25,398,133
                                               Lehman Brothers Holdings, Inc.           9,463,794
iShares S&P 500 Value Index Fund      3/31     Citigroup, Inc.                       $171,670,230
                                               Bank of America Corp.                  155,641,103
                                               Morgan Stanley                          57,189,054
                                               Merrill Lynch & Co., Inc.               49,309,224
                                               Goldman Sachs Group, Inc. (The)         34,206,977
                                               Lehman Brothers Holdings, Inc.          16,345,019
                                               Bear Stearns Companies, Inc. (The)      12,292,616
                                               Credit Suisse Group                        297,162
                                               Deutsche Bank AG                           180,443
                                               Societe Generale                           105,458
iShares S&P MidCap 400 Growth         3/31     Credit Suisse Group                   $  2,697,374
  Index Fund
                                               Deutsche Bank AG                         1,637,892
                                               Societe Generale                           957,249
                                               Merrill Lynch & Co., Inc.                  423,873
                                               Bank of America Corp.                       96,335
iShares S&P MidCap 400 Index Fund     3/31     Credit Suisse Group                   $  7,354,589
                                               Deutsche Bank AG                         4,465,831
                                               Societe Generale                         2,610,009
                                               Merrill Lynch & Co., Inc.                1,155,721
                                               Bank of America Corp.                      262,664
iShares S&P MidCap 400 Value Index    3/31     Credit Suisse Group                   $  4,353,403
  Fund

                                      FISCAL                                         MARKET VALUE
FUND                                 YEAR END  ISSUER                                OF INVESTMENT
----------------------------------- ---------- ------------------------------------ --------------
                                               Deutsche Bank AG                        2,643,461
                                               Societe Generale                        1,544,943
                                               Merrill Lynch & Co., Inc.                 684,106
                                               Bank of America Corp.                     155,479
iShares S&P SmallCap 600 Index Fund   3/31     Credit Suisse Group                   $15,253,904
                                               Deutsche Bank AG                        9,262,431
                                               Societe Generale                        5,413,331
                                               Merrill Lynch & Co., Inc.               2,397,042
                                               Bank of America Corp.                     544,782
iShares S&P SmallCap 600 Growth       3/31     Credit Suisse Group                   $ 4,920,058
  Index Fund
                                               Deutsche Bank AG                        2,987,543
                                               Societe Generale                        1,746,038
                                               Merrill Lynch & Co., Inc.                 773,152
                                               Bank of America Corp.                     175,716
iShares S&P SmallCap 600 Value        3/31     Credit Suisse Group                   $ 3,469,877
  Index Fund
                                               Deutsche Bank AG                        2,106,968
                                               Societe Generale                        1,231,396
                                               Merrill Lynch & Co., Inc.                 545,266
                                               Bank of America Corp.                     123,924
iShares S&P Global 100 Index Fund     3/31     Citigroup, Inc.                       $19,365,448
                                               UBS AG                                  9,597,963
                                               Credit Suisse Group                     6,676,571
                                               Morgan Stanley                          6,434,377
                                               Deutsche Bank AG                        5,384,361
                                               Societe Generale                        5,291,696
iShares S&P Global Consumer           3/31     Credit Suisse Group                   $       483
  Discretionary Sector Index Fund
                                               Deutsche Bank AG                              294
                                               Societe Generale                              171
                                               Merrill Lynch & Co., Inc.                      76
                                               Bank of America Corp.                          17
iShares S&P Global Energy Sector      3/31     Credit Suisse Group                   $     3,367
  Index Fund
                                               Deutsche Bank AG                            2,044
                                               Societe Generale                            1,195
                                               Merrill Lynch & Co., Inc.                     529
                                               Bank of America Corp.                         120
iShares S&P Global Financials         3/31     Citigroup, Inc.                       $11,492,818
  Sector Index Fund
                                               Bank of America Corp.                  10,205,028
                                               UBS AG                                  5,497,325
                                               Credit Suisse Group                     4,048,235
                                               Goldman Sachs Group, Inc. (The)         3,976,594
                                               Morgan Stanley                          3,918,468
                                               Deutsche Bank AG                        3,250,981
                                               Merrill Lynch & Co., Inc.               3,140,983
                                               Societe Generale                        2,990,309
                                               Lehman Brothers Holdings, Inc.          1,609,368
                                               Bear Stearns Companies, Inc. (The)        822,715
iShares S&P Europe 350 Index Fund     3/31     UBS AG                                $37,567,893
                                               Credit Suisse Group                    27,118,727

                                      FISCAL                                         MARKET VALUE
FUND                                 YEAR END  ISSUER                                OF INVESTMENT
----------------------------------- ---------- ------------------------------------ --------------
                                               Deutsche Bank AG                       21,123,267
                                               Societe Generale                       20,212,232
                                               Merrill Lynch & Co., Inc.                 204,905
                                               Bank of America Corp.                      45,569
iShares S&P Global Industrials        3/31     Credit Suisse Group                   $     3,419
  Sector Index Fund
                                               Deutsche Bank AG                            2,076
                                               Societe Generale                            1,213
                                               Merrill Lynch & Co., Inc.                     537
                                               Bank of America Corp.                         122
iShares S&P Global Technology         3/31     Credit Suisse Group                   $     2,777
  Sector Index Fund
                                               Deutsche Bank AG                            1,687
                                               Societe Generale                              986
                                               Merrill Lynch & Co., Inc.                     436
                                               Bank of America Corp.                          99
iShares S&P Latin America 40 Index    3/31     Credit Suisse Group                   $ 1,818,335
  Fund
                                               Deutsche Bank AG                        1,104,124
                                               Societe Generale                          645,294
                                               Merrill Lynch & Co., Inc.                 285,738
                                               Bank of America Corp.                      64,941
iShares S&P U.S. Preferred Stock      3/31     Citigroup, Inc.                       $ 2,122,500
  Index Fund
                                               Bank of America Corp.                   1,699,475
                                               Merrill Lynch & Co., Inc.               1,693,982
                                               Morgan Stanley                          1,629,926
                                               Deutsche Bank AG                          674,695
iShares S&P/TOPIX 150 Index Fund      3/31     Credit Suisse Group                   $        70
                                               Deutsche Bank AG                               42
                                               Societe Generale                               25
                                               Merrill Lynch & Co., Inc.                      11
                                               Bank of America Corp.                           2
iShares S&P 1500 Index Fund           3/31     Citigroup, Inc.                       $ 3,534,656
                                               Bank of America Corp.                   3,205,086
                                               Goldman Sachs Group, Inc. (The)         1,214,984
                                               Morgan Stanley                          1,175,729
                                               Merrill Lynch & Co., Inc.               1,015,426
                                               Lehman Brothers Holdings, Inc.            518,938
                                               Bear Stearns Companies, Inc. (The)        250,633
                                               Credit Suisse Group                        18,854
                                               Deutsche Bank AG                           11,448
                                               Societe Generale                            6,691
iShares Nasdaq Biotechnology Index    3/31     Credit Suisse Group                   $ 5,882,690
  Fund
                                               Deutsche Bank AG                        3,572,070
                                               Societe Generale                        2,087,659
                                               Merrill Lynch & Co., Inc.                 924,423
                                               Bank of America Corp.                     210,096
iShares Russell 1000 Growth Index     3/31     Goldman Sachs Group, Inc. (The)       $70,859,419
  Fund
                                               Merrill Lynch & Co., Inc.              16,892,047
                                               Morgan Stanley                         10,934,015
                                               Lehman Brothers Holdings, Inc.          5,757,231

                                     FISCAL                                         MARKET VALUE
FUND                                YEAR END  ISSUER                                OF INVESTMENT
---------------------------------- ---------- ------------------------------------ --------------
                                              Credit Suisse Group                      4,491,899
                                              Deutsche Bank AG                         2,727,558
                                              Societe Generale                         1,594,093
                                              Bank of America Corp.                      160,425
iShares Russell 1000 Index Fund      3/31     Citigroup, Inc.                       $ 57,762,018
                                              Bank of America Corp.                   52,718,014
                                              Morgan Stanley                          19,091,188
                                              Goldman Sachs Group, Inc. (The)         17,839,608
                                              Merrill Lynch & Co., Inc.               17,134,845
                                              Lehman Brothers Holdings, Inc.           8,490,592
                                              Bear Stearns Companies, Inc. (The)       4,099,293
                                              Credit Suisse Group                        677,293
                                              Deutsche Bank AG                           411,476
                                              Societe Generale                           240,483
                                                                                    $
iShares Russell 1000 Value Index     3/31     Citigroup, Inc.                       342,960,030
  Fund
                                              Bank of America Corp.                  312,273,858
                                              Morgan Stanley                         101,023,956
                                              Merrill Lynch & Co., Inc.               83,822,835
                                              Lehman Brothers Holdings, Inc.          44,149,776
                                              Goldman Sachs Group, Inc. (The)         25,961,200
                                              Bear Stearns Companies, Inc. (The)      24,509,456
                                              Credit Suisse Group                      3,272,333
                                              Deutsche Bank AG                         1,986,956
                                              Societe Generale                         1,161,256
iShares Russell 2000 Growth Index    3/31     Credit Suisse Group                   $ 12,383,683
  Fund
                                              Deutsche Bank AG                         7,519,585
                                              Societe Generale                         4,394,743
                                              Merrill Lynch & Co., Inc.                1,946,007
                                              Bank of America Corp.                      442,274
iShares Russell 2000 Index Fund      3/31     Credit Suisse Group                   $111,126,455
                                              Deutsche Bank AG                        67,477,875
                                              Societe Generale                        39,436,743
                                              Merrill Lynch & Co., Inc.               17,462,725
                                              Bank of America Corp.                    3,968,801
iShares Russell 2000 Value Index     3/31     Credit Suisse Group                   $  8,942,931
  Fund
                                              Deutsche Bank AG                         5,430,301
                                              Societe Generale                         3,173,683
                                              Merrill Lynch & Co., Inc.                1,405,318
                                              Bank of America Corp.                      319,390
iShares Russell 3000 Growth Index    3/31     Goldman Sachs Group, Inc. (The)       $  2,028,487
  Fund
                                              Merrill Lynch & Co., Inc.                  474,477
                                              Morgan Stanley                             312,520
                                              Lehman Brothers Holdings, Inc.             166,136
                                              Credit Suisse Group                         65,325
                                              Deutsche Bank AG                            39,677
                                              Societe Generale                            23,183
                                              Bank of America Corp.                        2,333

                                      FISCAL                                         MARKET VALUE
FUND                                 YEAR END  ISSUER                                OF INVESTMENT
----------------------------------- ---------- ------------------------------------ --------------
iShares Russell 3000 Index Fund       3/31     Citigroup, Inc.                       $47,937,390
                                               Bank of America Corp.                  43,763,186
                                               Morgan Stanley                         15,842,653
                                               Goldman Sachs Group, Inc. (The)        14,803,800
                                               Merrill Lynch & Co., Inc.              14,271,793
                                               Lehman Brothers Holdings, Inc.          7,045,889
                                               Bear Stearns Companies, Inc. (The)      3,404,225
                                               Credit Suisse Group                       900,425
                                               Deutsche Bank AG                          546,754
                                               Societe Generale                          319,545
iShares Russell 3000 Value Index      3/31     Citigroup, Inc.                       $22,781,355
  Fund
                                               Bank of America Corp.                  20,769,128
                                               Morgan Stanley                          6,709,722
                                               Merrill Lynch & Co., Inc.               5,543,601
                                               Lehman Brothers Holdings, Inc.          2,925,913
                                               Goldman Sachs Group, Inc. (The)         1,723,707
                                               Bear Stearns Companies, Inc. (The)      1,639,116
                                               Credit Suisse Group                       161,663
                                               Deutsche Bank AG                           98,165
                                               Societe Generale                           57,371
iShares Russell Microcap Index Fund   3/31     Credit Suisse Group                   $   287,052
                                               Deutsche Bank AG                          174,303
                                               Societe Generale                          101,870
                                               Merrill Lynch & Co., Inc.                  45,108
                                               Bank of America Corp.                      10,252
iShares Russell Midcap Growth         3/31     Credit Suisse Group                   $ 1,821,009
  Index Fund
                                               Deutsche Bank AG                        1,105,749
                                               Societe Generale                          646,243
                                               Merrill Lynch & Co., Inc.                 286,159
                                               Bank of America Corp.                      65,036
iShares Russell Midcap Index Fund     3/31     Credit Suisse Group                   $ 2,676,154
                                               Deutsche Bank AG                        1,625,006
                                               Societe Generale                          949,718
                                               Merrill Lynch & Co., Inc.                 420,538
                                               Bank of America Corp.                      95,577
iShares Russell Midcap Value Index    3/31     Credit Suisse Group                   $ 4,678,275
  Fund
                                               Deutsche Bank AG                        2,840,728
                                               Societe Generale                        1,660,234
                                               Merrill Lynch & Co., Inc.                 735,158
                                               Bank of America Corp.                     167,081
iShares Dow Jones U.S. Aerospce &     4/30     Deutsche Bank AG                      $     7,930
  Defense Index Fund
                                               Credit Suisse Group                         4,440
                                               Merrill Lynch & Co., Inc.                   3,489
iShares Dow Jones U.S. Basic          4/30     Deutsche Bank AG                      $    55,304
  Materials Sector Index Fund
                                               Credit Suisse Group                        30,970
                                               Merrill Lynch & Co., Inc.                  24,334
iShares Dow Jones U.S.                4/30     Morgan Stanley                        $14,316,984
  Broker-Dealers Index Fund
                                               Merrill Lynch & Co., Inc.              14,208,618

                                     FISCAL                                         MARKET VALUE
FUND                                YEAR END  ISSUER                                OF INVESTMENT
---------------------------------- ---------- ------------------------------------ --------------
                                              Goldman Sachs Group, Inc. (The)         14,001,752
                                              Lehman Brothers Holdings, Inc.          10,963,102
                                              Deutsche Bank AG                           430,460
                                              Credit Suisse Group                        241,057
iShares Dow Jones U.S. Consumer      4/30     Deutsche Bank AG                      $      6,372
  Services Sector Index Fund
                                              Credit Suisse Group                          3,568
                                              Merrill Lynch & Co., Inc.                    2,804
iShares Dow Jones U.S. Consumer      4/30     Deutsche Bank AG                      $     63,819
  Goods Sector Index Fund
                                              Credit Suisse Group                         35,739
                                              Merrill Lynch & Co., Inc.                   28,080
iShares Dow Jones U.S. Energy        4/30     Deutsche Bank AG                      $      3,319
  Sector Index Fund
                                              Credit Suisse Group                          1,859
                                              Merrill Lynch & Co., Inc.                    1,460
iShares Dow Jones U.S. Financial     4/30     Bank of America Corp.                 $ 29,090,012
  Services Index Fund
                                              Goldman Sachs Group, Inc. (The)         10,420,264
                                              Morgan Stanley                          10,339,783
                                              Merrill Lynch & Co., Inc.                9,596,851
                                              Lehman Brothers Holdings, Inc.           5,186,265
                                              Bear Stearns Companies, Inc. (The)       2,373,802
                                              Investment Technology Group, Inc.          227,078
                                              Deutsche Bank AG                            49,805
                                              Credit Suisse Group                         27,891
iShares Dow Jones U.S. Financial     4/30     Bank of America Corp.                 $ 32,534,873
  Sector Index Fund
                                              Goldman Sachs Group, Inc. (The)         11,610,814
                                              Morgan Stanley                          11,517,435
                                              Merrill Lynch & Co., Inc.               10,702,813
                                              Lehman Brothers Holdings, Inc.           5,790,312
                                              Bear Stearns Companies, Inc. (The)       2,642,852
                                              Investment Technology Group, Inc.          254,777
                                              Deutsche Bank AG                             7,385
                                              Credit Suisse Group                          4,135
iShares Dow Jones U.S. Healthcare    4/30     Deutsche Bank AG                      $      2,766
  Providers Index Fund
                                              Credit Suisse Group                          1,549
                                              Merrill Lynch & Co., Inc.                    1,217
iShares Dow Jones U.S. Healthcare    4/30     Deutsche Bank AG                      $    259,755
  Sector Index Fund
                                              Credit Suisse Group                        145,463
                                              Merrill Lynch & Co., Inc.                  114,292
iShares Dow Jones U.S. Home          4/30     Deutsche Bank AG                      $    116,401
  Construction Index Fund
                                              Credit Suisse Group                         65,184
                                              Merrill Lynch & Co., Inc.                   51,216
iShares Dow Jones U.S. Industrial    4/30     Deutsche Bank AG                      $     20,304
  Sector Index Fund
                                              Credit Suisse Group                         11,370
                                              Merrill Lynch & Co., Inc.                    8,934
iShares Dow Jones U.S. Insurance     4/30     Deutsche Bank AG                      $      2,766
  Index Fund
                                              Credit Suisse Group                          1,549
                                              Merrill Lynch & Co., Inc.                    1,217
iShares Dow Jones U.S. Oil & Gas
Exploration & Production
 Index Fund                          4/30     Deutsche Bank AG                      $     16,660

                                      FISCAL                                         MARKET VALUE
FUND                                 YEAR END  ISSUER                                OF INVESTMENT
----------------------------------- ---------- ------------------------------------ --------------
                                               Credit Suisse Group                          9,329
                                               Merrill Lynch & Co., Inc.                    7,330
iShares Dow Jones U.S. Oil            4/30     Deutsche Bank AG                      $      2,565
  Equipment & Services Index Fund
                                               Credit Suisse Group                          1,437
                                               Merrill Lynch & Co., Inc.                    1,128
iShares Dow Jones U.S. Real Estate    4/30     Deutsche Bank AG                      $     51,646
  Index Fund
                                               Credit Suisse Group                         28,922
                                               Merrill Lynch & Co., Inc.                   22,724
iShares Dow Jones Select Dividend     4/30     Bank of America Corp.                 $248,702,846
  Index Fund
iShares Dow Jones U.S. Technology     4/30     Deutsche Bank AG                      $     29,408
  Sector Index Fund
                                               Credit Suisse Group                         16,469
                                               Merrill Lynch & Co., Inc.                   12,940
iShares Dow Jones U.S.                4/30     Deutsche Bank AG                      $  1,320,619
Telecommunications Sector Index
  Fund
                                               Credit Suisse Group                        739,547
                                               Merrill Lynch & Co., Inc.                  581,072
iShares Dow Jones U.S. Total          4/30     Bank of America Corp.                 $  9,384,280
  Market Index Fund
                                               Goldman Sachs Group, Inc. (The)          3,338,175
                                               Morgan Stanley                           3,322,175
                                               Merrill Lynch & Co., Inc.                3,106,856
                                               Lehman Brothers Holdings, Inc.           1,649,836
                                               Bear Stearns Companies, Inc. (The)         744,869
                                               Investment Technology Group, Inc.           63,041
                                               Deutsche Bank AG                            31,093
                                               Credit Suisse Group                         17,412
iShares Dow Jones Transportation      4/30     Deutsche Bank AG                      $     29,045
  Average Index Fund
                                               Credit Suisse Group                         16,265
                                               Merrill Lynch & Co., Inc.                   12,780
iShares Dow Jones U.S. Utilities      4/30     Deutsche Bank AG                      $    214,419
  Sector Index Fund
                                               Credit Suisse Group                        120,074
                                               Merrill Lynch & Co., Inc.                   94,344
iShares Morningstar Large Core        4/30     Morgan Stanley                        $  3,106,942
  Index Fund
                                               Merrill Lynch & Co., Inc.                2,874,998
                                               Lehman Brothers Holdings, Inc.           1,545,574
                                               Bear Stearns Companies, Inc. (The)         702,051
iShares Morningstar Large Growth      4/30     Goldman Sachs Group, Inc. (The)       $  6,953,328
  Index Fund
iShares Morningstar Large Value       4/30     Bank of America Corp.                 $ 24,503,718
  Index Fund
iShares Morningstar Mid Core Index    4/30     Deutsche Bank AG                      $      6,452
  Fund
                                               Credit Suisse Group                          3,613
                                               Merrill Lynch & Co., Inc.                    2,839
iShares Morningstar Mid Growth        4/30     Investment Technology Group, Inc.     $    357,323
  Index Fund
                                               Deutsche Bank AG                           219,025
                                               Credit Suisse Group                        122,654
                                               Merrill Lynch & Co., Inc.                   96,371
iShares Morningstar Mid Value         4/30     Deutsche Bank AG                      $     25,326
  Index Fund
                                               Credit Suisse Group                         14,182
                                               Merrill Lynch & Co., Inc.                   11,143
iShares Morningstar Small Core        4/30     Deutsche Bank AG                      $     27,163
  Index Fund
                                               Credit Suisse Group                         15,211

                                      FISCAL                                      MARKET VALUE
FUND                                 YEAR END  ISSUER                             OF INVESTMENT
----------------------------------- ---------- --------------------------------- --------------
                                               Merrill Lynch & Co., Inc.                11,952
iShares Morningstar Small Growth      4/30     Deutsche Bank AG                   $     20,863
  Index Fund
                                               Credit Suisse Group                      11,683
                                               Merrill Lynch & Co., Inc.                 9,180
iShares Morningstar Small Value       4/30     Deutsche Bank AG                   $      5,210
  Index Fund
                                               Credit Suisse Group                       2,918
                                               Merrill Lynch & Co., Inc.                 2,292
iShares KLD Select Social/SM/         4/30     Bank of America Corp.              $  1,727,037
  Index Fund
                                               Goldman Sachs Group, Inc. (The)         544,339
                                               Deutsche Bank AG                          7,463
                                               Credit Suisse Group                       4,179
                                               Merrill Lynch & Co., Inc.                 3,284
iShares KLD 400 Social Index Fund     4/30     Merrill Lynch & Co., Inc.          $    319,414
iShares MSCI EAFE Growth Index Fund   7/31     UBS AG                             $  1,712,693
                                               JP Morgan Chase & Co.                    17,554
iShares MSCI EAFE Index Fund          7/31     Credit Suisse Group                $176,141,086
                                               JP Morgan Chase & Co.                 3,201,291
iShares MSCI EAFE Value Index Fund    7/31     UBS AG                             $  4,696,586
                                               Credit Suisse Group                   4,134,480
                                               Nomura Holdings Inc.                  1,319,500
                                               JP Morgan Chase & Co.                     3,189
iShares FTSE/Xinhua China 25 Index    7/31     JP Morgan Chase & Co.              $  3,119,020
  Fund
iShares S&P GSTITM Technology         7/31     Deutsche Bank AG                   $      2,944
  Index Fund
iShares S&P GSTI Networking Index     7/31     Deutsche Bank AG                   $      6,403
  Fund
iShares S&P GSTI Software Index       7/31     Deutsche Bank AG                   $      2,760
  Fund
iShares S&P GSSI Natural Resources    7/31     Deutsche Bank AG                   $     42,596
  Index Fund
iShares NYSE Composite Index Fund     7/31     Citigroup, Inc.                    $    753,394
                                               Bank of America Corp.                   733,530
                                               Merrill Lynch & Co., Inc.               201,711
                                               Goldman Sachs Group, Inc. (The)         190,021
                                               Deutsche Bank AG                        188,890
                                               Lehman Brothers Holdings, Inc.          107,038
iShares NYSE 100 Index Fund           7/31     Citigroup, Inc.                    $ 11,372,754
                                               Bank of America Corp.                11,135,891
                                               Merrill Lynch & Co., Inc.             3,161,480
                                               Morgan Stanley                        3,085,666
                                               Goldman Sachs Group, Inc. (The)       2,670,528
                                               Lehman Brothers Holdings, Inc.        1,666,032


The Funds' purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. BGFA may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BGFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses.


The table below sets forth the portfolio turnover rates of each Fund for the periods noted:



FUND                                 FISCAL YEAR ENDED 3/31/2007   FISCAL YEAR ENDED 3/31/2006
----------------------------------- ----------------------------- ----------------------------
iShares Nasdaq Biotechnology Index                18%                           15%
  Fund
iShares Russell 1000 Growth Index                 15%                           18%
  Fund
iShares Russell 1000 Index Fund                    7%                            7%
iShares Russell 1000 Value Index                  14%                            7%
  Fund
iShares Russell 2000 Growth Index                 43%                           38%
  Fund
iShares Russell 2000 Index Fund                   25%                           20%
iShares Russell 2000 Value Index                  36%                           14%
  Fund
iShares Russell 3000 Growth Index                 17%                           20%
  Fund
iShares Russell 3000 Index Fund                    6%                            5%
iShares Russell 3000 Value Index                  14%                            7%
  Fund
iShares Russell Microcap Index Fund               20%                            6%
iShares Russell Midcap Growth                     30%                           14%
  Index Fund
iShares Russell Midcap Index Fund                 19%                            9%
iShares Russell Midcap Value Index                25%                           11%
  Fund
iShares S&P 100 Index Fund                        12%                           12%
iShares S&P 1500 Index Fund                        4%                            6%
iShares S&P 500 Growth Index Fund                 23%                           12%
iShares S&P 500 Index Fund                         5%                            7%
iShares S&P 500 Value Index Fund                  20%                            7%
iShares S&P Europe 350 Index Fund                  4%                            7%
iShares S&P Global 100 Index Fund                  3%                            6%
iShares S&P Global Consumer                        3%                         N/A
  Discretionary Sector Index Fund
iShares S&P Global Consumer                        2%                         N/A
  Staples Sector Index Fund
iShares S&P Global Energy Sector                  10%                            5%
  Index Fund
iShares S&P Global Financials                      5%                            7%
  Sector Index Fund
iShares S&P Global Healthcare                      5%                            5%
  Sector Index Fund
iShares S&P Global Industrials                     3%                         N/A
  Sector Index Fund
iShares S&P Global Materials                       5%                         N/A
  Sector Index Fund
iShares S&P Global Technology                      6%                           13%
  Sector Index Fund
iShares S&P Global                                 8%                           11%
Telecommunications Sector Index
  Fund
iShares S&P Global Utilities                       4%                         N/A
  Sector Index Fund
iShares S&P Latin America 40 Index                 7%                           12%
  Fund
iShares S&P MidCap 400 Growth                     36%                           24%
  Index Fund
iShares S&P MidCap 400 Index Fund                 12%                            9%
iShares S&P MidCap 400 Value Index                20%                           21%
  Fund
iShares S&P SmallCap 600 Growth                   32%                           30%
  Index Fund
iShares S&P SmallCap 600 Index Fund               16%                           16%
iShares S&P SmallCap 600 Value                    28%                           16%
  Index Fund
iShares S&P/TOPIX 150 Index Fund                   2%                            7%
iShares S&P U.S. Preferred Stock                   0%                         N/A
  Index Fund



FUND                                FISCAL YEAR ENDED 4/30/2007   FISCAL YEAR ENDED 4/30/2006
---------------------------------- ----------------------------- ----------------------------
iShares Cohen & Steers Realty                    14%                           18%
  Majors Index Fund
iShares Dow Jones EPAC Select                   N/A                          N/A
  Dividend Index Fund
iShares Dow Jones Select Dividend                 6%                           14%
  Index Fund

FUND                                 FISCAL YEAR ENDED 4/30/2007   FISCAL YEAR ENDED 4/30/2006
----------------------------------- ----------------------------- ----------------------------
iShares Dow Jones Transportation                   8%                           10%
  Average Index Fund
iShares Dow Jones U.S. Aerospace &                20%                         N/A
  Defense Index Fund
iShares Dow Jones U.S. Basic                      13%                            6%
  Materials Sector Index Fund
iShares Dow Jones U.S.                            44%                         N/A
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer                    5%                            6%
  Goods Sector Index Fund
iShares Dow Jones U.S. Consumer                    7%                            6%
  Services Sector Index Fund
iShares Dow Jones U.S. Energy                      6%                            2%
  Sector Index Fund
iShares Dow Jones U.S. Financial                  10%                            6%
  Sector Index Fund
iShares Dow Jones U.S. Financial                   9%                            9%
  Services Index Fund
iShares Dow Jones U.S. Healthcare                 51%                         N/A
  Providers Index Fund
iShares Dow Jones U.S. Healthcare                  5%                            4%
  Sector Index Fund
iShares Dow Jones U.S. Home                       21%                         N/A
  Construction Index Fund
iShares Dow Jones U.S. Industrial                  4%                            7%
  Sector Index Fund
iShares Dow Jones U.S. Insurance                  12%                         N/A
  Index Fund
iShares Dow Jones U.S. Medical                    23%                         N/A
  Devices Index Fund
iShares Dow Jones U.S. Oil                        12%                         N/A
  Equipment & Services Index Fund
iShares Dow Jones U.S. Oil & Gas                  21%                         N/A
Exploration & Production Index
  Fund
iShares Dow Jones U.S.                            21%                         N/A
  Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real Estate                29%                           19%
  Index Fund
iShares Dow Jones U.S. Regional                   13%                         N/A
  Banks Index Fund
iShares Dow Jones U.S. Technology                  6%                            7%
  Sector Index Fund
iShares Dow Jones U.S.                            12%                           25%
Telecommunications Sector Index
  Fund
iShares Dow Jones U.S. Total                       4%                            5%
  Market Index Fund
iShares Dow Jones U.S. Utilities                   5%                            5%
  Sector Index Fund
iShares FTSE NAREIT                              N/A                          N/A
  Industrial/Office Index Fund
iShares FTSE NAREIT Mortgage REITs               N/A                          N/A
  Index Fund
iShares FTSE NAREIT Real Estate 50               N/A                          N/A
  Index Fund
iShares FTSE NAREIT Residential                  N/A                          N/A
  Index Fund
iShares FTSE NAREIT Retail Index                 N/A                          N/A
  Fund
iShares KLD 400 Social Index Fund                  4%                         N/A
iShares KLD Select Social/SM/                     46%                           46%
  Index Fund
iShares Morningstar Large Core                    39%                           15%
  Index Fund
iShares Morningstar Large Growth                  28%                           24%
  Index Fund
iShares Morningstar Large Value                   22%                           17%
  Index Fund
iShares Morningstar Mid Core Index                53%                           19%
  Fund
iShares Morningstar Mid Growth                    50%                           21%
  Index Fund
iShares Morningstar Mid Value                     43%                           18%
  Index Fund
iShares Morningstar Small Core                    73%                           45%
  Index Fund
iShares Morningstar Small Growth                  59%                           38%
  Index Fund
iShares Morningstar Small Value                   56%                           17%
  Index Fund



FUND                                 FISCAL YEAR ENDED 7/31/2006   FISCAL YEAR ENDED 7/31/2005
----------------------------------- ----------------------------- ----------------------------
iShares FTSE/Xinhua China 25 Index                45%                           13%
  Fund
iShares S&P GSSITM Natural                         7%                            8%
  Resources Index Fund
iShares S&P GSTITM Networking                     32%                           16%
  Index Fund
iShares S&P GSTITM Semiconductor                   6%                           10%
  Index Fund
iShares S&P GSTITM Software Index                 16%                           13%
  Fund
iShares S&P GSTITM Technology                      5%                            7%
  Index Fund
iShares MSCI EAFE Index Fund                       7%                            8%
iShares MSCI EAFE Growth Index Fund               35%                         N/A

FUND                                 FISCAL YEAR ENDED 7/31/2006   FISCAL YEAR ENDED 7/31/2005
----------------------------------- ----------------------------- ----------------------------
iShares MSCI EAFE Value Index Fund                31%                         N/A
iShares NYSE Composite Index Fund                  4%                           5%
iShares NYSE 100 Index Fund                        6%                           7%


Additional Information Concerning the Trust

SHARES. The Trust currently is comprised of over 100 Funds. The Trust issues shares of beneficial interests in each Fund, with no par value. The Board may designate additional Funds.


Each share issued by a Fund has a PRO RATA interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, shareholders of that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund's shares, a holder of shares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.


Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgating thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC's rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

TERMINATION OF THE TRUST OR A FUND. The Trust or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a supermajority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

DTC ACTS AS SECURITIES DEPOSITORY FOR THE SHARES OF THE FUNDS. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.


DTC, a limited-purpose trust company, was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.


Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust, upon request and for a fee to be charged to the Trust, a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Funds. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Funds at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.


Creation and Redemption of Creation Unit Aggregations

CREATION. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any business day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed:
New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

FUND DEPOSIT. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio ofequity securities (I.E., the Deposit Securities), which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund's Underlying Index and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The function of the cash component is to compensate for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit Aggregation) and the "Deposit Amount," which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (I.E., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component.

If the Cash Component is a negative number (I.E., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.


BGFA, through the National Securities Clearing Corporation ("NSCC"), makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares (subject to possible amendments or corrections) of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.


Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.


The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments, corporate action events and interest payments on underlying bonds are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant Underlying Index.

The Trust reserves the right to permit or require the substitution of an amount of cash (I.E., a "cash-in-lieu" amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC. The Trust also reserves the right to permit or require a "cash-in-lieu" amount where the delivery of the Deposit Security by the Authorized Participant (as defined below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit.

PROCEDURES FOR CREATION OF CREATION UNIT AGGREGATIONS. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant (see the Book-Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant who has executed a Participant Agreement that has been delivered to the Fund and accepted by the Distributor is referred to as "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. Each Fund, except the iShares FTSE/ Xinhua China 25 Index Fund, iShares S&P Global 100 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P MidCap 400 Growth Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund and iShares MSCI EAFE Value Index Fund, is hereinafter referred to as a "Domestic Fund" and each of the iShares FTSE/Xinhua China 25 Index Fund, iShares S&P Global 100 Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P MidCap 400 Growth Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund and iShares MSCI EAFE Value Index Fund, is hereinafter referred to as a "Foreign Fund." Orders to create Creation Unit Aggregations of the Foreign Funds cannot be placed through the Clearing Process. All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange ("Closing Time") (ordinarily 4:00 p.m., Eastern Time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of shares of the applicable Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.


All orders to create Creation Unit Aggregations on behalf of an investor shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order (E.G., to provide for payments of cash), when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.


Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Those placing orders for Creation Unit Aggregations of Foreign Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the applicable Listing Exchange. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.


PLACEMENT OF CREATION ORDERS FOR DOMESTIC FUNDS USING THE CLEARING PROCESS.
 The Clearing Process is the process of creating or redeeming Creation Unit Aggregations. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through State Street to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

PLACEMENT OF CREATION ORDERS FOR DOMESTIC FUNDS OUTSIDE THE CLEARING PROCESS.
 Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 p.m., Eastern Time, on the "Settlement Date." The Settlement Date is typically the third Business Day following the Transmittal Date. However, the Settlement Date for certain Funds (E.G., the iShares FTSE/Xinhua China 25 Index
Fund) is typically the second Business Day following the Transmittal Date and each Fund reserves the right to settle transactions on a basis other than T+3. In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to State Street through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by State Street no later than 2:00 p.m., Eastern Time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date;

and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if State Street does not receive both the required Deposit Securities and the Cash Component by 2:00 p.m., Eastern Time on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. This charge is subject to a limit not to exceed 0.1% of 1% (10 basis points) of the value of one Creation Unit at the time of creation.

Creation Unit Aggregations of funds based on domestic indexes may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, which BGFA may change from time to time, of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit") with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with State Street the appropriate amount of federal funds by 2:00 p.m., Eastern Time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or State Street does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with State Street, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, which BGFA may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 p.m., Eastern Time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by State Street or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

PLACEMENT OF CREATION ORDERS FOR FOREIGN FUNDS. Fund Deposits in connection with the Foreign Funds will not be made either through the Clearing Process or through DTC. For each Fund, State Street shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the applicable Listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern Time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.


To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of Foreign Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 110%, which BGFA may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

ACCEPTANCE OF ORDERS FOR CREATION UNIT AGGREGATIONS. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by BGFA, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, State Street, the Distributor or BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC, State Street or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, State Street, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.


All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE. A purchase transaction fee is imposed for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units of shares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units of shares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Investors will also bear the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.


The following table sets forth the standard and maximum creation transaction fee for each of the Funds:



                                         STANDARD CREATION       MAXIMUM CREATION
FUND                                      TRANSACTION FEE*       TRANSACTION FEE*
-----------------------------------     -------------------     -----------------
iShares Cohen & Steers Realty                  $  250                $ 1,000
  Majors Index Fund
iShares Dow Jones EPAC Select                  $3,300                $13,200
  Dividend Index Fund
iShares Dow Jones Select Dividend              $  250                $ 1,000
  Index Fund
iShares Dow Jones Transportation               $  200                $   800
  Average Index Fund
iShares Dow Jones U.S. Aerospace &             $  200                $   800
  Defense Index Fund
iShares Dow Jones U.S. Basic                   $  500                $ 2,000
  Materials Sector Index Fund
iShares Dow Jones U.S.                         $  200                $   800
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer                $  500                $ 2,000
  Goods Sector Index Fund
iShares Dow Jones U.S. Consumer                $  500                $ 2,000
  Services Sector Index Fund
iShares Dow Jones U.S. Energy                  $  500                $ 2,000
  Sector Index Fund
iShares Dow Jones U.S. Financial               $  500                $ 2,000
  Sector Index Fund
iShares Dow Jones U.S. Financial               $  500                $ 2,000
  Services Index Fund
iShares Dow Jones U.S. Healthcare              $  400                $ 1,600
  Providers Index Fund
iShares Dow Jones U.S. Healthcare              $  500                $ 2,000
  Sector Index Fund
iShares Dow Jones U.S. Home                    $  200                $   800
  Construction Index Fund

                                         STANDARD CREATION      MAXIMUM CREATION
FUND                                     TRANSACTION FEE*       TRANSACTION FEE*
-----------------------------------     ------------------     ------------------
iShares Dow Jones U.S. Industrial             $   500                $ 2,000
  Sector Index Fund
iShares Dow Jones U.S. Insurance              $   500                $ 2,000
  Index Fund
iShares Dow Jones U.S. Medical                $   400                $ 1,600
  Devices Index Fund
iShares Dow Jones U.S. Oil                    $   500                $ 2,000
  Equipment & Services Index Fund
iShares Dow Jones U.S. Oil & Gas              $   500                $ 2,000
Exploration & Production Index
  Fund
iShares Dow Jones U.S.                        $   300                $ 1,200
  Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real Estate            $   500                $ 2,000
  Index Fund
iShares Dow Jones U.S. Regional               $   500                $ 2,000
  Banks Index Fund
iShares Dow Jones U.S. Technology             $   500                $ 2,000
  Sector Index Fund
iShares Dow Jones U.S.                        $   250                $ 1,000
Telecommunications Sector Index
  Fund
iShares Dow Jones U.S. Total                  $   500                $ 2,000
  Market Index Fund
iShares Dow Jones U.S. Utilities              $   500                $ 2,000
  Sector Index Fund
iShares FTSE NAREIT                           $   500                $ 2,000
  Industrial/Office Index Fund
iShares FTSE NAREIT Mortgage REITs            $   500                $ 2,000
  Index Fund
iShares FTSE NAREIT Real Estate 50            $   500                $ 2,000
  Index Fund
iShares FTSE NAREIT Residential               $   500                $ 2,000
  Index Fund
iShares FTSE NAREIT Retail Index              $   500                $ 2,000
  Fund
iShares FTSE/Xinhua China 25 Index            $ 1,300                $ 5,200
  Fund
iShares S&P GSSITM Natural                    $   500                $ 2,000
  Resources Index Fund1
iShares S&P GSTITM Networking                 $   200                $   800
  Index Fund/2/
iShares S&P GSTITM Semiconductor              $   250                $ 1,000
  Index Fund/3/
iShares S&P GSTITM Software Index             $   250                $ 1,000
  Fund4
iShares S&P GSTITM Technology                 $   500                $ 2,000
  Index Fund/5/
iShares KLD 400 Social Index Fund             $   500                $ 2,000
iShares KLD Select Social/SM/                 $   500                $ 2,000
  Index Fund
iShares Morningstar Large Core                $   300                $ 1,200
  Index Fund
iShares Morningstar Large Growth              $   300                $ 1,200
  Index Fund
iShares Morningstar Large Value               $   300                $ 1,200
  Index Fund
iShares Morningstar Mid Core Index            $   500                $ 2,000
  Fund
iShares Morningstar Mid Growth                $   500                $ 2,000
  Index Fund
iShares Morningstar Mid Value                 $   500                $ 2,000
  Index Fund
iShares Morningstar Small Core                $   500                $ 2,000
  Index Fund
iShares Morningstar Small Growth              $   500                $ 2,000
  Index Fund
iShares Morningstar Small Value               $   500                $ 2,000
  Index Fund
iShares MSCI EAFE Index Fund                  $15,000                $60,000
iShares MSCI EAFE Growth Index Fund           $12,800                $51,200
iShares MSCI EAFE Value Index Fund            $13,200                $52,800
iShares Nasdaq Biotechnology Index            $   350                $ 1,400
  Fund
iShares NYSE 100 Index Fund                   $   500                $ 2,000
iShares NYSE Composite Index Fund             $   500                $ 2,000
iShares Russell 3000 Index Fund               $   500                $ 2,000
iShares Russell 3000 Growth Index             $   500                $ 2,000
  Fund
iShares Russell 3000 Value Index              $   500                $ 2,000
  Fund
iShares Russell 2000 Index Fund               $   500                $ 2,000
iShares Russell 2000 Growth Index             $   500                $ 2,000
  Fund
iShares Russell 2000 Value Index              $   500                $ 2,000
  Fund
iShares Russell 1000 Index Fund               $   500                $ 2,000
iShares Russell 1000 Growth Index             $   500                $ 2,000
  Fund
iShares Russell 1000 Value Index              $   500                $ 2,000
  Fund
iShares Russell Microcap Index Fund           $   500                $ 2,000
iShares Russell Midcap Index Fund             $   500                $ 2,000
iShares Russell Midcap Growth                 $   500                $ 2,000
  Index Fund

                                         STANDARD CREATION      MAXIMUM CREATION
FUND                                     TRANSACTION FEE*       TRANSACTION FEE*
-----------------------------------     ------------------     ------------------
iShares Russell Midcap Value Index            $   500                $ 2,000
  Fund
iShares S&P 100 Index Fund                    $   500                $ 2,000
iShares S&P 500 Index Fund                    $   500                $ 2,000
iShares S&P 500 Growth Index Fund             $   500                $ 2,000
iShares S&P 500 Value Index Fund              $   500                $ 2,000
iShares S&P MidCap 400 Index Fund             $   500                $ 2,000
iShares S&P MidCap 400 Growth                 $   500                $ 2,000
  Index Fund
iShares S&P MidCap 400 Value Index            $   500                $ 2,000
  Fund
iShares S&P SmallCap 600 Index Fund           $   500                $ 2,000
iShares S&P SmallCap 600 Growth               $   500                $ 2,000
  Index Fund
iShares S&P SmallCap 600 Value                $   500                $ 2,000
  Index Fund
iShares S&P 1500 Index Fund                   $   500                $ 2,000
iShares S&P Global 100 Index Fund             $ 2,000                $ 8,000
iShares S&P Global Consumer                   $ 2,200                $ 8,800
  Discretionary Sector Index Fund
iShares S&P Global Consumer                   $ 2,200                $ 8,800
  Staples Sector Index Fund
iShares S&P Global Energy Sector              $   600                $ 2,400
  Index Fund
iShares S&P Global Financials                 $ 4,200                $16,800
  Sector Index Fund
iShares S&P Global Healthcare                 $   700                $ 2,800
  Sector Index Fund
iShares S&P Global Industrials                $ 2,200                $ 8,800
  Sector Index Fund
iShares S&P Global Materials                  $ 2,200                $ 8,800
  Sector Index Fund
iShares S&P Global Technology                 $ 1,400                $ 5,600
  Sector Index Fund
iShares S&P Global                            $   900                $ 3,600
Telecommunications Sector Index
  Fund
iShares S&P Global Utilities                  $ 2,200                $ 8,800
  Sector Index Fund
iShares S&P Europe 350 Index Fund             $12,000                $48,000
iShares S&P Latin America 40 Index            $   450                $ 1,800
  Fund
iShares S&P/TOPIX 150 Index Fund              $ 3,000                $12,000
iShares S&P U.S. Preferred Stock              $   500                $ 2,000
  Index Fund



-------
* If a Creation Unit is purchased outside the usual process through the NSCC or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.
/1/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Natural Resources Index Fund and the Goldman Sachs Natural Resources Sector Index to the iShares S&P GSSI(TM) Natural Resources Index Fund and the S&P GSSI(TM) Natural Resources Index, respectively.
/2/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Networking Index Fund and the Goldman Sachs Technology Industry Multimedia Networking Index to the iShares S&P GSTI(TM) Networking Index Fund and the S&P GSTI(TM) Multimedia Networking Index, respectively.
/3/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Semiconductor Index Fund and the Goldman Sachs Technology Industry Semiconductor Index to the iShares S&P GSTI(TM) Semiconductor Index Fund and the S&P GSTI(TM) Semiconductor Index, respectively.
/4/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Software Index Fund and the Goldman Sachs Technology Industry Software Index to the iShares S&P GSTI(TM) Software Index Fund and the S&P GSTI(TM) Software Index, respectively.
/5/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Technology Index Fund and the Goldman Sachs Technology Sector Index to the iShares S&P GSTI(TM) Technology Index Fund and the S&P GSTI(TM) Technology Index, respectively.

REDEMPTION OF SHARES IN CREATION UNITS AGGREGATIONS. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through State Street and only on a Business Day. A Fund will not redeem shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit Aggregation in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BGFA, through the NSCC for Domestic Funds, and through the Distributor, makes available immediately prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern Time) on each

Business Day, the identity of the Fund securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities - as announced on the Business Day of the request for redemption received in proper form - plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater then the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.


Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming Beneficial Owner that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the Securities Act. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.


The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of a Fund or determination of such Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

REDEMPTION TRANSACTION FEE. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.


The following table sets forth the standard and maximum redemption transaction fee for each of the Funds:



                                         STANDARD REDEMPTION       MAXIMUM REDEMPTION
FUND                                       TRANSACTION FEE*         TRANSACTION FEE*
-----------------------------------     ---------------------     -------------------
iShares Cohen & Steers Realty                   $  250                  $ 1,000
  Majors Index Fund
iShares Dow Jones EPAC Select                   $3,300                  $13,200
  Dividend Index Fund
iShares Dow Jones Select Dividend               $  250                  $ 1,000
  Index Fund
iShares Dow Jones Transportation                $  200                  $   800
  Average Index Fund
iShares Dow Jones U.S. Aerospace &              $  200                  $   800
  Defense Index Fund
iShares Dow Jones U.S. Basic                    $  500                  $ 2,000
  Materials Sector Index Fund
iShares Dow Jones U.S.                          $  200                  $   800
  Broker-Dealers Index Fund
iShares Dow Jones U.S. Consumer                 $  500                  $ 2,000
  Goods Sector Index Fund
iShares Dow Jones U.S. Consumer                 $  500                  $ 2,000
  Services Sector Index Fund
iShares Dow Jones U.S. Energy                   $  500                  $ 2,000
  Sector Index Fund
iShares Dow Jones U.S. Financial                $  500                  $ 2,000
  Sector Index Fund
iShares Dow Jones U.S. Financial                $  500                  $ 2,000
  Services Index Fund
iShares Dow Jones U.S. Healthcare               $  400                  $ 1,600
  Providers Index Fund
iShares Dow Jones U.S. Healthcare               $  500                  $ 2,000
  Sector Index Fund
iShares Dow Jones U.S. Home                     $  200                  $   800
  Construction Index Fund
iShares Dow Jones U.S. Industrial               $  500                  $ 2,000
  Sector Index Fund

                                         STANDARD REDEMPTION      MAXIMUM REDEMPTION
FUND                                      TRANSACTION FEE*         TRANSACTION FEE*
-----------------------------------     --------------------     --------------------
iShares Dow Jones U.S. Insurance               $   500                  $ 2,000
  Index Fund
iShares Dow Jones U.S. Medical                 $   400                  $ 1,600
  Devices Index Fund
iShares Dow Jones U.S. Oil                     $   500                  $ 2,000
  Equipment & Services Index Fund
iShares Dow Jones U.S. Oil & Gas               $   500                  $ 2,000
Exploration & Production Index
  Fund
iShares Dow Jones U.S.                         $   300                  $ 1,200
  Pharmaceuticals Index Fund
iShares Dow Jones U.S. Real Estate             $   500                  $ 2,000
  Index Fund
iShares Dow Jones U.S. Regional                $   500                  $ 2,000
  Banks Index Fund
iShares Dow Jones U.S. Technology              $   500                  $ 2,000
  Sector Index Fund
iShares Dow Jones U.S.                         $   250                  $ 1,000
Telecommunications Sector Index
  Fund
iShares Dow Jones U.S. Total                   $   500                  $ 2,000
  Market Index Fund
iShares Dow Jones U.S. Utilities               $   500                  $ 2,000
  Sector Index Fund
iShares FTSE NAREIT                            $   500                  $ 2,000
  Industrial/Office Index Fund
iShares FTSE NAREIT Mortgage REITs             $   500                  $ 2,000
  Index Fund
iShares FTSE NAREIT Real Estate 50             $   500                  $ 2,000
  Index Fund
iShares FTSE NAREIT Residential                $   500                  $ 2,000
  Index Fund
iShares FTSE NAREIT Retail Index               $   500                  $ 2,000
  Fund
iShares FTSE/Xinhua China 25 Index             $ 1,300                  $ 5,200
  Fund
iShares S&P GSSITM Natural                     $   500                  $ 2,000
  Resources Index Fund1
iShares S&P GSTITM Networking                  $   200                  $   800
  Index Fund/2/
iShares S&P GSTITM Semiconductor               $   250                  $ 1,000
  Index Fund3
iShares S&P GSTITM Software Index              $   250                  $ 1,000
  Fund4
iShares S&P GSTITM Technology                  $   500                  $ 2,000
  Index Fund/5/
iShares KLD 400 Social Index Fund              $   500                  $ 2,000
iShares KLD Select Social/SM/                  $   500                  $ 2,000
  Index Fund
iShares Morningstar Large Core                 $   300                  $ 1,200
  Index Fund
iShares Morningstar Large Growth               $   300                  $ 1,200
  Index Fund
iShares Morningstar Large Value                $   300                  $ 1,200
  Index Fund
iShares Morningstar Mid Core Index             $   500                  $ 2,000
  Fund
iShares Morningstar Mid Growth                 $   500                  $ 2,000
  Index Fund
iShares Morningstar Mid Value                  $   500                  $ 2,000
  Index Fund
iShares Morningstar Small Core                 $   500                  $ 2,000
  Index Fund
iShares Morningstar Small Growth               $   500                  $ 2,000
  Index Fund
iShares Morningstar Small Value                $   500                  $ 2,000
  Index Fund
iShares MSCI EAFE Index Fund                   $15,000                  $60,000
iShares MSCI EAFE Growth Index Fund            $12,800                  $51,200
iShares MSCI EAFE Value Index Fund             $13,200                  $52,800
iShares Nasdaq Biotechnology Index             $   350                  $ 1,400
  Fund
iShares NYSE 100 Index Fund                    $   500                  $ 2,000
iShares NYSE Composite Index Fund              $   500                  $ 2,000
iShares Russell 3000 Index Fund                $   500                  $ 2,000
iShares Russell 3000 Growth Index              $   500                  $ 2,000
  Fund
iShares Russell 3000 Value Index               $   500                  $ 2,000
  Fund
iShares Russell 2000 Index Fund                $   500                  $ 2,000
iShares Russell 2000 Growth Index              $   500                  $ 2,000
  Fund
iShares Russell 2000 Value Index               $   500                  $ 2,000
  Fund
iShares Russell 1000 Index Fund                $   500                  $ 2,000
iShares Russell 1000 Growth Index              $   500                  $ 2,000
  Fund
iShares Russell 1000 Value Index               $   500                  $ 2,000
  Fund
iShares Russell Microcap Index Fund            $   500                  $ 2,000
iShares Russell Midcap Index Fund              $   500                  $ 2,000
iShares Russell Midcap Growth                  $   500                  $ 2,000
  Index Fund
iShares Russell Midcap Value Index             $   500                  $ 2,000
  Fund

                                         STANDARD REDEMPTION      MAXIMUM REDEMPTION
FUND                                      TRANSACTION FEE*         TRANSACTION FEE*
-----------------------------------     --------------------     --------------------
iShares S&P 100 Index Fund                     $   500                  $ 2,000
iShares S&P 500 Index Fund                     $   500                  $ 2,000
iShares S&P 500 Growth Index Fund              $   500                  $ 2,000
iShares S&P 500 Value Index Fund               $   500                  $ 2,000
iShares S&P MidCap 400 Index Fund              $   500                  $ 2,000
iShares S&P MidCap 400 Growth                  $   500                  $ 2,000
  Index Fund
iShares S&P MidCap 400 Value Index             $   500                  $ 2,000
  Fund
iShares S&P SmallCap 600 Index Fund            $   500                  $ 2,000
iShares S&P SmallCap 600 Growth                $   500                  $ 2,000
  Index Fund
iShares S&P SmallCap 600 Value                 $   500                  $ 2,000
  Index Fund
iShares S&P 1500 Index Fund                    $   500                  $ 2,000
iShares S&P Global 100 Index Fund              $ 2,000                  $ 8,000
iShares S&P Global Consumer                    $ 2,200                  $ 8,800
  Discretionary Sector Index Fund
iShares S&P Global Consumer                    $ 2,200                  $ 8,800
  Staples Sector Index Fund
iShares S&P Global Energy Sector               $   600                  $ 2,400
  Index Fund
iShares S&P Global Financials                  $ 4,200                  $16,800
  Sector Index Fund
iShares S&P Global Healthcare                  $   700                  $ 2,800
  Sector Index Fund
iShares S&P Global Industrials                 $ 2,200                  $ 8,800
  Sector Index Fund
iShares S&P Global Materials                   $ 2,200                  $ 8,800
  Sector Index Fund
iShares S&P Global Technology                  $ 1,400                  $ 5,600
  Sector Index Fund
iShares S&P Global                             $   900                  $ 3,600
Telecommunications Sector Index
  Fund
iShares S&P Global Utilities                   $ 2,200                  $ 8,800
  Sector Index Fund
iShares S&P Europe 350 Index Fund              $12,000                  $48,000
iShares S&P Latin America 40 Index             $   450                  $ 1,800
  Fund
iShares S&P/TOPIX 150 Index Fund               $ 3,000                  $12,000
iShares S&P U.S. Preferred Stock               $   500                  $ 2,000
  Index Fund



-------
* If a Creation Unit is redeemed outside the usual process through the NSCC or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.
/1/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Natural Resources Index Fund and the Goldman Sachs Natural Resources Sector Index to the iShares S&P GSSI(TM) Natural Resources Index Fund and the S&P GSSI(TM) Natural Resources Index, respectively.
/2/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Networking Index Fund and the Goldman Sachs Technology Industry Multimedia Networking Index to the iShares S&P GSTI(TM) Networking Index Fund and the S&P GSTI(TM) Multimedia Networking Index, respectively.
/3/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Semiconductor Index Fund and the Goldman Sachs Technology Industry Semiconductor Index to the iShares S&P GSTI(TM) Semiconductor Index Fund and the S&P GSTI(TM) Semiconductor Index, respectively.
/4/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Software Index Fund and the Goldman Sachs Technology Industry Software Index to the iShares S&P GSTI(TM) Software Index Fund and the S&P GSTI(TM) Software Index, respectively.
/5/ Effective May 9, 2007, the Fund and the Underlying Index changed their names from the iShares Goldman Sachs Technology Index Fund and the Goldman Sachs Technology Sector Index to the iShares S&P GSTI(TM) Technology Index Fund and the S&P GSTI(TM) Technology Index, respectively.

PLACEMENT OF REDEMPTION ORDERS FOR DOMESTIC FUNDS USING THE CLEARING PROCESS.
 Orders to redeem Creation Unit Aggregations of Domestic Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

PLACEMENT OF REDEMPTION ORDERS FOR DOMESTIC FUNDS OUTSIDE THE CLEARING PROCESS.
 Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to State Street no later than 11:00 a.m., Eastern Time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

PLACEMENT OF REDEMPTION ORDERS FOR FOREIGN FUNDS. Orders to redeem Creation Unit Aggregations of Foreign Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of Foreign Funds is deemed received by the Trust on the Transmittal Date if: (i) such order is received by State Street not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to State Street no later than 10:00 a.m., Eastern Time, on the next Business Day following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for Foreign Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Foreign Funds.


In connection with taking delivery of shares of Fund Securities upon redemption of shares of Foreign Funds, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Fund's Transfer Agent, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 110%, which BGFA may change from time to time, of the value of the missing shares.


The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by State Street and marked to market daily, and that the fees of State Street and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by State Street according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to State Street by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to State Street prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by State Street on such Transmittal Date. If, however, a redemption order is submitted to State Street by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, (i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to State Street by the DTC Cut-Off-Time) on such Business Day pursuant to a properly submitted redemption order.


If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Because the Portfolio Securities of a Foreign Fund may trade on the relevant exchange(s) on days that the Listing Exchange for the Foreign Fund is closed or are otherwise not Business Days for such Foreign Fund, stockholders may not be able to redeem their shares of such Foreign Fund, or to purchase and sell shares of such Foreign Fund on the Listing Exchange for the Foreign Fund, on days when the NAV of such Foreign Fund could be significantly affected by events in the relevant foreign markets.

REGULAR HOLIDAYS.  Each Fund (except the iShares FTSE/Xinhua China 25 Index
Fund) generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of "T" plus three Business Days (I.E., days on which the national securities exchange is open). The iShares FTSE/Xinhua China 25 Index Fund generally intends to effect delivery of Creation Units and Portfolio Securities on a basis of "T" plus two business days, because the normal settlement cycle for local securities trading in Hong Kong is T plus two business days. Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days (or two business days in the case of the iShares FTSE/Xinhua China 25 Index Fund) of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (E.G., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.


The dates in calendar year 2007 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

                         ARGENTINA
--------------
January 1     May 1          August 20      December 25
April 2       May 25         October 15     December 31
April 5       June 18        November 6
April 6       July 9         December 24
                         AUSTRALIA
--------------
January 1     April 6        May 21         August 15
January 26    April 9        June 4         October 1
March 5       April 25       June 11        November 6
March 12      May 7          August 6       December 25
                                            December 26
                          AUSTRIA
--------------
January 1     May 17         October 26     December 26
April 6       May 28         November 1     December 31
April 9       June 7         December 24
May 1         August 15      December 25
                          BELGIUM
--------------
January 1     May 17         November 1
April 6       May 18         December 25
April 9       May 28         December 26
May 1         August 15
                          BRAZIL
--------------
January 1     April 6        September 7    November 20
January 25    May 1          October 12     December 24
February 19   June 7         November 2     December 25
February 20   July 9         November 15    December 31
                          CANADA
--------------
January 1     May 21         September 3    December 26
January 2     June 25        October 8
February 19   July 2         November 12
April 6       August 6       December 25
                           CHILE
--------------
January 1     June 4         September 19   December 31
April 6       July 2         October 15
May 1         August 15      November 1
May 21        September 18   December 25
                           CHINA
--------------
January 1     February 21    May 4          October 3
January 15    February 22    May 7          October 4
February 15   February 23    May 28         October 5
February 16   May 1          July 4         October 8
February 19   May 2          September 3    November 12
February 20   May 3          October 1      November 22
                             October 2      December 25




                          DENMARK
--------------
January 1     May 4          December 24
April 5       May 17         December 25
April 6       May 28         December 26
April 9       June 5         December 31
                          FINLAND
--------------
January 1     May 17         December 25
April 6       June 22        December 26
April 9       December 12    December 31
May 1         December 24
                          FRANCE
--------------
January 1     May 8          December 25
April 6       May 17         December 26
April 9       August 15
May 1         November 11
                          GERMANY
--------------
January 1     May 1          August 15      December 25
February 19   May 17         October 3      December 26
April 6       May 28         November 1     December 31
April 9       June 7         December 24
                          GREECE
--------------
January 1     May 1          December 26
February 19   May 28
April 6       August 15
April 9       December 25
                         HONG KONG
---------------------------------------------------------
January 1     April 6        June 19        October 19
February 19   April 9        July 2         December 24
February 20   May 1          September 26   December 25
April 5       May 24         October 1      December 26
                                            December 31
                         INDONESIA
--------------
January 1     May 17         October 16     December 20
March 19      June 1         October 17     December 24
April 6       August 17      October 18     December 25
May 2         October 15     October 19     December 26
                                            December 31
                          IRELAND
--------------
January 1     May 1          October 29     December 27
March 19      May 7          December 24
April 6       June 4         December 25
April 9       August 6       December 26

                           ITALY
--------------
January 1     May 1          December 24
April 6       June 29        December 25
April 9       August 15      December 26
April 25      November 1     December 31
                           JAPAN
--------------
January 1     February 12    May 4          October 8
January 2     March 21       July 16        November 23
January 3     April 30       September 17   December 24
January 8     May 3          September 24   December 31
                         MALAYSIA
--------------
January 1     February 20    May 31         October 13
January 2     March 31       June 1         October 15
January 20    May 1          June 2         November 8
February 1    May 2          August 31      November 9
February 19   May 30         October 12     December 20
                                            December 25
                          MEXICO
--------------
January 1     April 5        November 19
February 5    April 6        November 20
March 19      May 1          December 12
March 21      November 2     December 25
                        NETHERLANDS
--------------
January 1     May 1          December 26
April 6       May 17
April 9       May 28
April 30      December 25
                        NEW ZEALAND
---------------------------------------------------------
January 1     February 6     June 4
January 2     April 6        October 22
January 22    April 9        December 25
January 29    April 25       December 26
                          NORWAY
--------------
January 1     May 1          December 25
April 5       May 17         December 26
April 6       May 28         December 31
April 9       December 24
                        PHILIPPINES
--------------
January 1     May 1          November 1     December 25
April 5       May 14         November 2     December 31
April 6       June 12        November 30
April 9       August 21      December 24



                         PORTUGAL
--------------
January 1     April 25       August 15      December 25
February 20   May 1          October 5      December 26
April 6       June 7         November 1
April 9       June 13        December 24
                         SINGAPORE
--------------
January 1     April 6        August 9       December 20
January 2     May 1          October 13     December 25
February 19   May 2          November 8
February 20   May 31         November 9
                       SOUTH AFRICA
---------------------------------------------------------
January 1     April 27       December 17
March 21      May 1          December 25
April 6       August 9       December 26
April 9       September 24
                        SOUTH KOREA
---------------------------------------------------------
January 1     May 1          August 15      October 3
February 19   May 24         September 24   December 19
March 1       June 6         September 25   December 20
April 5       July 17        September 26   December 25
                                            December 31
                           SPAIN
--------------
January 1     May 1          October 12     December 25
April 5       May 2          November 1     December 26
April 6       May 15         November 19
April 9       August 15      December 6
                          SWEDEN
--------------
January 1     May 17         December 25
April 6       June 6         December 26
April 9       June 22        December 31
May 1         December 24
                        SWITZERLAND
--------------
January 1     April 9        June 7         November 1
January 2     May 1          June 29        December 24
March 19      May 17         August 1       December 25
April 6       May 28         August 15      December 26
                             September 6    December 31
                          TAIWAN
--------------
January 1     February 20    April 5        October 10
February 15   February 21    May 1
February 16   February 22    June 19
February 19   February 28    September 25

                        THAILAND
--------------
January 1     April 13      June 1        December 5
January 2     April 16      July 30       December 10
March 5       May 1         August 13     December 31
April 6       May 7         October 23
                     UNITED KINGDOM
-------------------------------------------------------
January 1     May 28
April 6       August 27
April 9       December 25
May 7         December 26
                      UNITED STATES
-------------------------------------------------------
January 1     May 28        November 12
January 15    July 4        November 22
February 19   September 3   December 25
April 6       October 8



                        VENEZUELA
--------------
January 1     April 5       May 21        July 24
February 19   April 6       June 11       August 13
February 20   April 19      July 2        October 12
March 19      May 1         July 5        November 5
                                          December 25


            SETTLEMENT PERIODS GREATER THAN SEVEN DAYS FOR YEAR 2007


  Argentina      3/30/2007        4/9/2007         10

  Austria        12/19/2007       12/27/2007       8
                 12/20/2007       12/28/2007       8
                 12/21/2007       1/2/2008         12

  China          2/12/2007        2/26/2007        14
                 2/13/2007        2/27/2007        14
                 2/14/2007        2/28/2007        14
                 4/26/2007        5/8/2007         12
                 4/27/2007        5/9/2007         12
                 4/30/2007        5/10/2007        10
                 9/26/2007        10/9/2007        13
                 9/27/2007        10/10/2007       13
                 9/28/2007        10/11/2007       13

  Denmark        4/2/2007         4/10/2007        8
                 4/3/2007         4/11/2007        8
                 4/4/2007         4/12/2007        8
                 12/19/2007       12/27/2007       8
                 12/20/2007       12/28/2007       8
                 12/21/2007       1/2/2008         12

  Indonesia      10/10/2007       10/22/2007       12
                 10/11/2007       10/23/2007       12
                 10/12/2007       10/24/2007       12
                 12/18/2007       12/27/2007       9
                 12/19/2007       12/28/2007       9
                 12/21/2007       1/2/2008         12

  Japan          4/27/2007        5/7/2007         10
                 12/26/2007       1/4/2008         9
                 12/27/2007       1/7/2008         11

                    12/28/2007       1/9/2008         12

  Malaysia          5/25/2007        6/4/2007         10
                    5/28/2007        6/5/2007         8
                    5/29/2007        6/6/2007         8

  Norway            4/2/2007         4/10/2007        8
                    4/3/2007         4/11/2007        8
                    4/4/2007         4/12/2007        8
                    12/19/2007       12/27/2007       8
                    12/20/2007       12/28/2007       8
                    12/21/2007       1/2/2008         12

  Philippines       4/2/2007         4/10/2007        8
                    4/3/2007         4/11/2007        8
                    4/4/2007         4/12/2007        8

  Portugal          12/19/2007       12/27/2007       8
                    12/20/2007       12/28/2007       8
                    12/21/2007       12/31/2007       10

  South Africa      4/4/2007         4/13/2007        9
                    4/5/2007         4/16/2007        11
                    4/20/2007        4/30/2007        10
                    4/23/2007        5/2/2007         9
                    4/24/2007        5/3/2007         9
                    4/25/2007        5/4/2007         9
                    4/26/2007        5/7/2007         11
                    12/14/2007       12/24/2007       10
                    12/18/2007       12/27/2007       9
                    12/19/2007       12/28/2007       9
                    12/20/2007       12/31/2007       11
                    12/21/2007       1/2/2008         12
                    12/24/2007       1/3/2008         10

  Spain             4/2/2007         4/10/2007        8
                    4/3/2007         4/11/2007        8
                    4/4/2007         4/12/2007        8

  Switzerland       12/19/2007       12/27/2007       8
                    12/20/2007       12/28/2007       8
                    12/21/2007       1/3/2008         13

  Taiwan            2/14/2007        2/23/2007        9



Taxes
REGULATED INVESTMENT COMPANY QUALIFICATIONS. Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the IRC. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; and (ii) at the close of each quarter of the Fund's taxable year,
(a) at least 50% of the market value of each Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer, or of two or more issuers of which 20% or more of the voting securities are held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other RIC) or the securities of one or more qualified publicly traded partnerships. A Fund's investments in partnerships, including in qualified publicly traded partnerships, may result in that Fund being subject to state, local, or foreign income, franchise or withholding tax liabilities.

TAXATION OF RICS. As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its "investment company taxable income" (I.E., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to U.S. federal income taxation to the extent any such income or gains are not distributed. Moreover, if a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (I.E., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.

EXCISE TAX. A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

NET CAPITAL LOSS CARRYFORWARDS. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first. The following Funds had tax basis net capital loss carryforwards as of March 31, 2007, the tax year-end for the Funds listed:



FUND                            EXPIRING 2010   EXPIRING 2011   EXPIRING 2012
------------------------------ --------------- --------------- ---------------
iShares Nasdaq Biotechnology    $  2,280,865    $ 29,163,198     $11,433,188
 Index Fund
iShares Russell 1000 Index        11,319,502       9,766,316       5,661,012
 Fund
iShares Russell 1000 Growth       20,107,067      68,492,707      23,134,640
 Index Fund
iShares Russell 1000 Value                 -               -       6,460,764
 Index Fund
iShares Russell 2000 Index        47,692,929     112,740,686      58,221,050
 Fund
iShares Russell 2000 Growth                -      51,999,054       4,816,733
 Index Fund
iShares Russell 2000 Value                 -               -               -
 Index Fund
iShares Russell 3000 Index        18,659,562      14,801,082       8,033,947
 Fund

FUND                            EXPIRING 2013   EXPIRING 2014   EXPIRING 2015       TOTAL
------------------------------ --------------- --------------- --------------- ---------------
iShares Nasdaq Biotechnology     $39,449,891     $24,158,638     $18,800,299    $125,286,079
 Index Fund
iShares Russell 1000 Index                 -       3,566,065         707,111      31,020,006
 Fund
iShares Russell 1000 Growth       16,440,477      76,953,145      38,155,726     243,283,762
 Index Fund
iShares Russell 1000 Value                 -       9,884,283       1,336,109      17,681,156
 Index Fund
iShares Russell 2000 Index        40,463,538      98,708,572      12,245,583     370,072,358
 Fund
iShares Russell 2000 Growth       24,718,345      39,417,433               -     120,951,565
 Index Fund
iShares Russell 2000 Value                 -      11,905,952               -      11,905,952
 Index Fund
iShares Russell 3000 Index            95,540       3,180,853               -      44,770,984
 Fund

FUND                            EXPIRING 2010   EXPIRING 2011   EXPIRING 2012
------------------------------ --------------- --------------- ---------------
iShares Russell 3000 Growth       4,176,050        6,607,675       2,294,465
 Index Fund
iShares Russell 3000 Value                -          342,926         144,266
 Index Fund
iShares Russell Microcap                  -                -               -
 Index Fund
iShares Russell Midcap Index              -          564,856       1,554,124
 Fund
iShares Russell Midcap                    -          686,773       2,148,153
 Growth Index Fund
iShares Russell Midcap Value              -                -       1,606,781
 Index Fund
iShares S&P 100 Index Fund        2,233,710        3,096,882         741,460
iShares S&P 500 Index Fund                -       96,320,766      24,267,905
iShares S&P 500 Growth                    -                -      21,719,804
 Index Fund
iShares S&P 500 Value Index               -       21,344,270      21,337,049
 Fund
iShares S&P 1500 Index Fund               -                -               -
iShares S&P Europe 350                    -                -       3,406,199
 Index Fund
iShares S&P Global 100              329,587        1,022,864       1,200,075
 Index Fund
iShares S&P Global                        -                -               -
 Consumer Discretionary
 Sector Index Fund
iShares S&P Global Energy                 -           37,853         113,031
 Sector Index Fund
iShares S&P Global                        -                -          65,059
 Financials Sector Index
 Fund
iShares S&P Global                        -                -               -
 Healthcare Sector Index
 Fund
iShares S&P Global                        -                -               -
 Industrials Sector Index
 Fund
iShares S&P Global Materials              -                -               -
 Sector Index Fund
iShares S&P Global                        -          114,472         244,568
 Technology Sector Index
 Fund
iShares S&P Global                        -          386,368         231,569
 Telecommunications Sector
 Index Fund
iShares S&P Global Utilities              -                -               -
 Sector Index Fund
iShares S&P Latin America                 -           29,834         187,237
 40 Index Fund
iShares S&P MidCap 400                    -                -       6,096,922
 Index Fund
iShares S&P MidCap 400                    -        8,188,874      27,402,832
 Growth Index Fund

FUND                            EXPIRING 2013   EXPIRING 2014   EXPIRING 2015      TOTAL
------------------------------ --------------- --------------- --------------- -------------
iShares Russell 3000 Growth         911,779        2,128,959      1,086,830      17,205,758
 Index Fund
iShares Russell 3000 Value                -          309,470        290,191       1,086,853
 Index Fund
iShares Russell Microcap                  -           83,822        758,530         842,352
 Index Fund
iShares Russell Midcap Index              -                -      2,966,359       5,085,339
 Fund
iShares Russell Midcap                    -       17,096,686              -      19,931,612
 Growth Index Fund
iShares Russell Midcap Value              -                -      1,114,118       2,720,899
 Index Fund
iShares S&P 100 Index Fund                -          360,546      2,374,610       8,807,208
iShares S&P 500 Index Fund                -       41,594,450              -     162,183,121
iShares S&P 500 Growth            2,989,823       40,360,646              -      65,070,273
 Index Fund
iShares S&P 500 Value Index               -                -        429,512      43,110,831
 Fund
iShares S&P 1500 Index Fund          82,377          298,839              -         381,216
iShares S&P Europe 350                    -                -              -       3,406,199
 Index Fund
iShares S&P Global 100              670,310        3,134,228      2,131,997       8,489,061
 Index Fund
iShares S&P Global                        -                -         21,774          21,774
 Consumer Discretionary
 Sector Index Fund
iShares S&P Global Energy            43,806          408,088      3,379,767       3,982,545
 Sector Index Fund
iShares S&P Global                   20,625          374,711              -         460,395
 Financials Sector Index
 Fund
iShares S&P Global                  119,040        2,328,014              -       2,447,054
 Healthcare Sector Index
 Fund
iShares S&P Global                        -                -            175             175
 Industrials Sector Index
 Fund
iShares S&P Global Materials              -                -          2,966           2,966
 Sector Index Fund
iShares S&P Global                  111,285          401,105        358,238       1,229,668
 Technology Sector Index
 Fund
iShares S&P Global                        -                -        259,855         877,792
 Telecommunications Sector
 Index Fund
iShares S&P Global Utilities              -                -          4,149           4,149
 Sector Index Fund
iShares S&P Latin America            95,728        1,028,989      4,985,741       6,327,529
 40 Index Fund
iShares S&P MidCap 400                    -                -      7,070,414      13,167,336
 Index Fund
iShares S&P MidCap 400            7,127,634                -              -      42,719,340
 Growth Index Fund

FUND                        EXPIRING 2010   EXPIRING 2011   EXPIRING 2012
-------------------------- --------------- --------------- ---------------
iShares S&P MidCap 400        1,442,036        4,082,966     21,364,144
 Value Index Fund
iShares S&P SmallCap 600              -       15,304,132      5,484,940
 Index Fund
iShares S&P SmallCap 600              -                -      1,510,771
 Growth Index Fund
iShares S&P SmallCap 600              -                -      6,867,473
 Value Index Fund
iShares S&P/TOPIX 150                 -          276,198         17,138
 Index Fund

FUND                        EXPIRING 2013   EXPIRING 2014   EXPIRING 2015     TOTAL
-------------------------- --------------- --------------- --------------- -----------
iShares S&P MidCap 400        1,843,451       3,470,622      14,542,508    46,745,727
 Value Index Fund
iShares S&P SmallCap 600              -       1,541,664               -    22,330,736
 Index Fund
iShares S&P SmallCap 600      2,751,799       6,860,246               -    11,122,816
 Growth Index Fund
iShares S&P SmallCap 600      3,277,415         194,198               -    10,339,086
 Value Index Fund
iShares S&P/TOPIX 150           175,929         134,303         335,080       938,648
 Index Fund



The following Funds had tax basis net capital loss carryforwards as of April
                30, 2007, the tax year-end for the Funds listed:



FUND                            EXPIRING 2009   EXPIRING 2010   EXPIRING 2011
------------------------------ --------------- --------------- ---------------
iShares Cohen & Steers             $      -      $         -     $         -
 Realty Majors Index Fund
iShares Dow Jones Select                  -                -               -
 Dividend Index Fund
iShares Dow Jones                         -                -               -
 Transportation Average
 Index Fund
iShares Dow Jones U.S.                    -                -               -
 Aerospace & Defense
 Index Fund
iShares Dow Jones U.S. Basic              -                -         164,820
 Materials Sector Index
 Fund
iShares Dow Jones U.S.                    -                -               -
 Broker-Dealers Index Fund
iShares Dow Jones U.S.               12,169          410,794         786,981
 Consumer Goods Sector
 Index Fund
iShares Dow Jones U.S.                    -          214,348         640,467
 Consumer Services Sector
 Index Fund
iShares Dow Jones U.S.                    -                -       2,929,194
 Energy Sector Index Fund
iShares Dow Jones U.S.                    -                -               -
 Financial Sector Index
 Fund
iShares Dow Jones U.S.                    -                -               -
 Financial Services Index
 Fund
iShares Dow Jones U.S.                    -                -               -
 Healthcare Providers Index
 Fund
iShares Dow Jones U.S.                    -                -               -
 Healthcare Sector Index
 Fund
iShares Dow Jones U.S.                    -        1,765,263       1,969,601
 Industrial Sector Index
 Fund

FUND                            EXPIRING 2012   EXPIRING 2013   EXPIRING 2014   EXPIRING 2015       TOTAL
------------------------------ --------------- --------------- --------------- --------------- --------------
iShares Cohen & Steers            $       -      $         -    $          -    $    550,761    $    550,761
 Realty Majors Index Fund
iShares Dow Jones Select                  -          842,993      30,488,444      11,633,250      42,964,687
 Dividend Index Fund
iShares Dow Jones                         -          206,601       1,535,209         781,024       2,522,834
 Transportation Average
 Index Fund
iShares Dow Jones U.S.                    -                -               -         218,173         218,173
 Aerospace & Defense
 Index Fund
iShares Dow Jones U.S. Basic        213,728                -               -       2,166,892       2,545,440
 Materials Sector Index
 Fund
iShares Dow Jones U.S.                    -                -               -         203,587         203,587
 Broker-Dealers Index Fund
iShares Dow Jones U.S.              439,017          331,603       6,571,402       1,320,322       9,872,288
 Consumer Goods Sector
 Index Fund
iShares Dow Jones U.S.              434,021          590,495       2,292,509         183,523       4,355,363
 Consumer Services Sector
 Index Fund
iShares Dow Jones U.S.              124,959                -               -         712,195       3,766,348
 Energy Sector Index Fund
iShares Dow Jones U.S.              775,502                -               -          38,903         814,405
 Financial Sector Index
 Fund
iShares Dow Jones U.S.              458,579                -               -               -         458,579
 Financial Services Index
 Fund
iShares Dow Jones U.S.                    -                -               -         142,089         142,089
 Healthcare Providers Index
 Fund
iShares Dow Jones U.S.              799,884                -         519,297       3,188,912       4,508,093
 Healthcare Sector Index
 Fund
iShares Dow Jones U.S.                    -        3,141,753               -         230,285       7,106,902
 Industrial Sector Index
 Fund

FUND                             EXPIRING 2009   EXPIRING 2010   EXPIRING 2011
------------------------------- --------------- --------------- ---------------
iShares Dow Jones U.S.                -                    -                -
 Insurance Index Fund
iShares Dow Jones U.S.                -                    -                -
 Medical Devices Index
 Fund
iShares Dow Jones U.S. Oil            -                    -                -
 & Gas Exploration &
 Production Index Fund
iShares Dow Jones U.S. Oil            -                    -                -
 Equipment & Services
 Index Fund
iShares Dow Jones U.S.                -                    -                -
 Pharmaceuticals Index
 Fund
iShares Dow Jones U.S.                -                    -                -
 Regional Banks Index Fund
iShares Dow Jones U.S.                -            3,803,426       10,610,555
 Technology Sector Index
 Fund
iShares Dow Jones U.S.                -            9,769,390       12,363,187
 Telecommunications Sector
 Index Fund
iShares Dow Jones U.S. Total          -                    -        1,932,829
 Market Index Fund
iShares Dow Jones U.S.                -                    -        4,938,451
 Utilities Sector Index Fund
iShares KLD Select Social/SM/         -                    -                -
 Index Fund
iShares Morningstar Large             -                    -                -
 Core Index Fund
iShares Morningstar Large             -                    -                -
 Growth Index Fund
iShares Morningstar Large             -                    -                -
 Value Index Fund
iShares Morningstar Mid Core          -                    -                -
 Index Fund
iShares Morningstar Mid               -                    -                -
 Growth Index Fund
iShares Morningstar Mid               -                    -                -
 Value Index Fund
iShares Morningstar Small             -                    -                -
 Core Index Fund
iShares Morningstar Small             -                    -                -
 Growth Index Fund
iShares Morningstar Small             -                    -                -
 Value Index Fund

FUND                             EXPIRING 2012   EXPIRING 2013   EXPIRING 2014   EXPIRING 2015      TOTAL
------------------------------- --------------- --------------- --------------- --------------- -------------
iShares Dow Jones U.S.                     -               -               -          83,550         83,550
 Insurance Index Fund
iShares Dow Jones U.S.                     -               -               -          42,150         42,150
 Medical Devices Index
 Fund
iShares Dow Jones U.S. Oil                 -               -               -         115,443        115,443
 & Gas Exploration &
 Production Index Fund
iShares Dow Jones U.S. Oil                 -               -               -          64,599         64,599
 Equipment & Services
 Index Fund
iShares Dow Jones U.S.                     -               -               -          50,522         50,522
 Pharmaceuticals Index
 Fund
iShares Dow Jones U.S.                     -               -               -          47,538         47,538
 Regional Banks Index Fund
iShares Dow Jones U.S.             1,952,962       2,052,426       3,556,590       5,706,797     27,682,756
 Technology Sector Index
 Fund
iShares Dow Jones U.S.               998,718         376,854               -       3,799,540     27,307,689
 Telecommunications Sector
 Index Fund
iShares Dow Jones U.S. Total         728,202       1,282,114               -               -      3,943,145
 Market Index Fund
iShares Dow Jones U.S.             8,539,740       1,702,578               -       4,406,966     19,587,735
 Utilities Sector Index Fund
iShares KLD Select Social/SM/              -               -         228,408         156,260        384,668
 Index Fund
iShares Morningstar Large                  -          39,699          86,938         590,225        716,862
 Core Index Fund
iShares Morningstar Large                  -          54,115         754,949       3,087,927      3,896,991
 Growth Index Fund
iShares Morningstar Large                  -          18,851          35,116         468,973        522,940
 Value Index Fund
iShares Morningstar Mid Core               -          20,026         126,713       2,019,941      2,166,680
 Index Fund
iShares Morningstar Mid                    -          14,863         105,739         132,199        252,801
 Growth Index Fund
iShares Morningstar Mid                    -           9,742         204,827         558,361        772,930
 Value Index Fund
iShares Morningstar Small                  -          12,494          40,013       3,014,235      3,066,742
 Core Index Fund
iShares Morningstar Small                  -          37,247         166,146       3,039,061      3,242,454
 Growth Index Fund
iShares Morningstar Small                  -          18,678         142,621       1,039,496      1,200,795
 Value Index Fund



The following Funds had tax basis net capital loss carryforwards at July 31,
                2006, the tax year-end of the Funds, as follows:



FUND                                 EXPIRING 2010   EXPIRING 2011   EXPIRING 2012   EXPIRING 2013   EXPIRING 2014      TOTAL
----------------------------------- --------------- --------------- --------------- --------------- --------------- -------------
iShares S&P GSTITM Technology Index    $  638,692      $1,579,887      $2,523,700       $143,622        $184,019     $5,069,920
 Fund

FUND                                 EXPIRING 2010   EXPIRING 2011   EXPIRING 2012   EXPIRING 2013   EXPIRING 2014      TOTAL
----------------------------------- --------------- --------------- --------------- --------------- --------------- -------------
iShares S&P GSTITM Networking Index     130,370         5,798,354       3,242,309        981,871        4,629,661    14,782,565
 Fund
iShares S&P GSTITM Semiconductor        175,882           472,453         510,075          2,373        1,635,360     2,796,143
 Index Fund
iShares S&P GSTITM Software Index             -           797,714         761,567              -           38,268     1,597,549
 Fund
iShares S&P GSSITM Natural                    -           256,427         187,450              -        1,870,831     2,314,708
  Resources
 Index Fund
iShares NYSE Composite Index Fund             -                 -               -          7,945                -         7,945
iShares NYSE 100 Index Fund                   -                 -          25,021              -          208,513       233,534
iShares FTSE/Xinhua China 25 Index            -                 -               -              -       24,428,042    24,428,042
 Fund
iShares MSCI EAFE Index Fund                  -        15,462,529      35,720,616      1,074,403                -    52,257,548
iShares MSCI EAFE Growth Index Fund           -                 -               -              -           34,934        34,934
iShares MSCI EAFE Value Index Fund            -                 -               -              -           45,650        45,650



FUNDS HOLDING FOREIGN INVESTMENTS. Each Fund, but in particular the iShares FTSE/Xinhua China 25 Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P Global 100 Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund, iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Materials Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Global Utilities Sector Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund and iShares MSCI EAFE Value Index Fund, may be subject to foreign income taxes withheld at the source. Each Fund that is permitted to do so will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the shares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fifteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's PRO RATA share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's PRO RATA share of the Fund's foreign income taxes. A foreign person who invests in a Fund that elects to "pass through" its foreign taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. Certain limitations will be imposed to the extent to which the foreign tax credit may be claimed.

If any Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's PRO RATA share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.


FEDERAL TAX TREATMENT OF COMPLEX SECURITIES. Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.


Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts (referred to as "Section 1256 contracts") as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based investments required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement for a Fund to qualify as a RIC.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.


TAXATION OF U.S. SHAREHOLDERS. Dividends and other distributions by a Fund are generally treated under the IRC as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.

Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend," and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An "extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in the shares of the Fund, and as a capital gain thereafter (if the shareholder holds such shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount. Dividends paid by a Fund that are attributable to dividends received by a Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (I.E., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date a Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.


SALES OF SHARES. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.
 If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (E.G., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

BACK-UP WITHHOLDING. In certain cases, a Fund will be required to withhold at the applicable withholding rate, currently 28%, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number, (2) is subject to back-up withholding by the IRS; (3) has failed to certify to a Fund that such shareholder is not subject to back-up withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Back-up withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.

SECTIONS 351 AND 362. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the IRC, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund's basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.


QUALIFIED DIVIDEND INCOME. Distributions by each Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent each Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (E.G., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and each Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder),
(ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the IRC. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by each Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of each Fund's net capital gains will be taxable as long-term capital gains.


CORPORATE DIVIDENDS RECEIVED DEDUCTION. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.


Distributions in excess of a Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of a Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.


Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (I.E., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.


REPORTING. If a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service ("IRS") a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

SALES OF SHARES. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.


OTHER TAXES. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

TAXATION OF NON-U.S. SHAREHOLDERS. Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.


For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they: (i) are paid in respect of a Fund's "qualified net interest income" (generally, a Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income); or (ii) are paid in respect of a Fund's "qualified short-term capital gains" (generally, the excess of a Fund's net short-term capital gain over the Fund's long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

A distribution from a Fund to foreign shareholders who have held more than 5% of the Fund at any time during the one-year period ending on the date of distribution is treated as real property gain subject to 35% withholding tax and treated as income effectively connected to a U.S. trade or business with certain tax filing requirements applicable, if such distribution is attributable to a distribution of real property gain received by the Fund from a REIT and if 50% or more of the value of the Fund's assets are invested in REITs and other U.S. real property holding corporations. A distribution paid prior to 2008 attributable to a Fund's sale of a REIT or other U.S. real property holding company will also be treated as real property gain if 50% or more of the value of the Fund's assets are invested in REITs and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. Restrictions apply regarding wash sale and substitute payment transactions.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the IRC, regulations, judicial authority and administrative interpretations in effect on the date of this Statement of Additional Information. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Financial Statements

Each of the Fund's audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the report therein of PricewaterhouseCoopers LLP, an independent registered public accounting firm, are hereby incorporated by reference in this SAI. The Annual Report to Shareholders is delivered with this SAI to shareholders requesting this SAI.


Miscellaneous Information

COUNSEL. Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111, serves as the independent registered public accounting firm of the Trust, audits the Funds' financial statements and may perform other services.


SHAREHOLDER COMMUNICATIONS TO THE BOARD. Shareholders may make inquiries by writing to the Trust, c/o the Distributor, One Freedom Valley Drive, Oaks, PA
19456.   The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o Barclays Global Investors, N.A. - Mutual Fund Administration, 45 Fremont Street, San Francisco, CA 94105. Shareholders' communications to the Board should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund(s) of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.

                                 iShares Trust
                       File Nos. 333-92935 and 811-09729
                                    Part C
                               Other Information

Item 23. Exhibits:                                                    PEA # 92

Exhibit
Number    Description
-------   --------------------------------------------------------------------

(a) Agreement and Declaration of Trust, dated September 13, 2006, is incorporated herein by reference to Post-Effective Amendment No. 53, filed September 19, 2006 ("PEA No. 53").

(a.1) Restated Certificate of Trust, dated September 13, 2006 is incorporated herein by reference to PEA No. 53.

(b) Amended and Restated By-Laws, dated December 8, 2006 are incorporated herein by reference to Post-Effective Amendment No. 74, filed March 23, 2007 ("PEA No. 74").

(c)       Not applicable.

(d.1) Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors ("BGFA") is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000 ("PEA No. 2").

(d.2) Schedule A to the Investment Advisory Agreement between the Trust and BGFA to be filed by amendment.

(e.1) Distribution Agreement between the Trust and SEI Investments Distribution Company ("SEI") is incorporated herein by reference to PEA No. 2.

(e.2) Exhibit A to the Distribution Agreement between the Trust and SEI to be filed by amendment.

(f)       Not applicable.

(g.1) Custodian Agreement between the Trust and Investors Bank & Trust Company ("IBT")/1/ is incorporated herein by reference to PEA No. 2.

(g.2) Amendment, dated December 31, 2002, to the Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 45, filed June 28, 2006 ("PEA No. 45").

(g.3) Amendment, dated May 21, 2002, to the Custodian Agreement is incorporated herein by reference to PEA No. 45.

(g.4) Amendment, dated January 1, 2006, to the Custodian Agreement is incorporated herein by reference to PEA No. 45.

(g.5) Appendix A to the Custodian Agreement between the Trust and IBT/1/ is incorporated herein by reference to Post-Effective Amendment No. 82, filed June 11, 2007 ("PEA No. 82").

(h.1) Securities Lending Agency Agreement, dated April 2, 2007, between the Trust and iShares, Inc. and Barclays Global Investors (" BGI") is incorporated herein by reference to Post-Effective Amendment No. 78, filed April 23, 2007 ("PEA No. 78").

(h.2) Appendix A to Securities Lending Agency Agreement between BGI and the Trust to be filed by amendment.

(h.3) Delegation Agreement between the Trust and IBT/1/ is incorporated herein by reference to Exhibit (g.3) to PEA No. 2.

(h.4) Administration Agreement between the Trust and IBT/1/ is incorporated herein by reference to Exhibit (h.1) to PEA No. 2.

(h.5) Appendix A to the Administration Agreement between the Trust and IBT/1/ is incorporated herein by reference to PEA No. 82.

Exhibit
Number    Description
-------   --------------------------------------------------------------------
(h.6) Amendment, dated May 21, 2002, to the Administration Agreement is incorporated herein by reference to PEA No. 45.

(h.7) Amendment, dated January 1, 2006, to the Administration Agreement is incorporated herein by reference to PEA No. 45.

(h.8) Amendment, dated January 1, 2007, to the Administration Agreement is incorporated herein by reference to Post-Effective Amendment No. 75, filed March 26, 2007.

(h.9) Transfer Agency and Service Agreement between the Trust and IBT/1/ is incorporated herein by reference to Exhibit (h.2) to PEA No. 2.

(h.10) Appendix A to the Transfer Agency and Service Agreement between the Trust and IBT/1/ to be filed by amendment.

(h.11) Amendment, dated May 21, 2002, to the Transfer Agency Agreement is incorporated herein by reference to PEA No. 45.

(h.12) Amendment, dated August 18, 2004, to the Transfer Agency Agreement is incorporated herein by reference to PEA No. 45.

(h.13) Amendment, dated January 1, 2006, to the Transfer Agency Agreement is incorporated herein by reference to PEA No. 45.

(h.14) Sublicense Agreement, dated April 25, 2000, between BGI and the Trust for iShares S&P Funds is incorporated herein by reference to Exhibit (h.3.i) to PEA No. 2.

(h.15) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares S&P Funds, as amended, is incorporated herein by reference to Exhibit (h.6) to Post-Effective Amendment No. 37, filed June 6, 2005 ("PEA No. 37").

(h.16) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares S&P Funds, as amended, is incorporated herein by reference to PEA No. 53.

(h.17) Sublicense Agreement between BGI and the Trust for iShares S&P Funds to be filed by amendment.

(h.18) Sublicense Agreement, dated April 25, 2000, between BGI and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.7) to PEA No. 37.

(h.19) Exhibit A to the Sublicense Agreement, dated April 1, 2006, between BGI and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.8) to Post-Effective Amendment No. 43, filed April 17, 2006 ("PEA No. 43").

(h.20) Sublicense Agreement between BGI and the Trust for iShares Dow Jones Funds to be filed by amendment.

(h.21) Sublicense Agreement, dated April 25, 2000, between BGI and the Trust for iShares Russell Funds is incorporated herein by reference to Exhibit (h.8) to PEA No. 37.

(h.22) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Russell Funds to be filed by amendment.

(h.23) Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Exhibit (h.9) to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.24) Sublicense Agreement between BGI and the Trust for iShares Nasdaq Biotechnology Index Fund is incorporated herein by reference to Exhibit (h.10) to Post-Effective Amendment No. 13, filed July 31, 2001.

(h.25) Sublicense Agreement between BGI and the Trust for iShares S&P GSSI/GSTI Funds to be filed by amendment.

Exhibit
Number    Description
-------   --------------------------------------------------------------------
(h.26) Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers 1-3 year Treasury Index Fund, iShares Lehman Brothers 7-10 year Treasury Index Fund, iShares Lehman Brothers 20+ year Treasury Index Fund, iShares Lehman Brothers Treasury Index Fund, iShares Lehman Brothers Government/Credit Index Fund and iShares U.S. Credit Index Fund is incorporated herein by reference to Exhibit (h.12) to PEA No. 16.

(h.27) Sublicense Agreement between BGI and the Trust for iShares iBoxx $ High Yield Corporate Bond Index Fund and iShares iBoxx $ Investment Grade Corporate Bond Fund to be filed by amendment.

(h.28) Sublicense Agreement between BGI and the Trust for iShares S&P ADR International Index Fund and KLD Nasdaq Social Index Fund to be filed by amendment.

(h.29) Sublicense Agreement between BGI and the Trust for iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Exhibit (h.15) to PEA No. 37.

(h.30) Sublicense Agreement between BGI and the Trust for iShares Dow Jones Transportation Average Index Fund and iShares Dow Jones Select Dividend Index Fund is incorporated herein by reference to Exhibit (h.17) to PEA No. 37.

(h.31) Sublicense Agreement between BGI and the Trust for iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Exhibit (h.19) to PEA No. 37.

(h.32) Sublicense Agreement between BGI and the Trust for iShares FTSE/Xinhua China 25 Index Fund is incorporated herein by reference to Exhibit (h.20) to PEA No. 37.

(h.33) Sublicense Agreement between BGI and the Trust for iShares Morningstar Funds is incorporated herein by reference to Exhibit (h.21) to PEA No. 37.

(h.34) Sublicense Agreement between BGI and the Trust for iShares KLD Select Social Index Fund is incorporated herein by reference to Exhibit (h.22) to PEA No. 37.

(h.35) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares KLD 400 Social Index Fund to be filed by amendment.

(h.36) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers Funds is incorporated herein by reference to Exhibit (h.32) to Post-Effective Amendment No. 67, filed January 5, 2007.

(h.37) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE Funds is incorporated herein by reference to Exhibit (h.22) to Post-Effective Amendment No. 40, filed August 24, 2005.

(h.38) Sublicense Agreement between BGI and the Trust for iShares Dow Jones EPAC Select Dividend Index Fund to be filed by amendment.

(h.39) Sublicense Agreement between BGI and the Trust for FTSE/NAREIT Funds to be filed by amendment.

(h.40) Sublicense Agreement between BGI and the Trust for iShares S&P National Municipal Bond Fund to be filed by amendment

(h.41) Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE Small Cap Index Fund to be filed by amendment.

(i.1) Legal Opinion and Consent of Richards, Layton & Finger P.A. is filed herein.

(j)       Consent of PricewaterhouseCoopers, LLP is filed herein.

(k)       Not applicable.

(l.1) Subscription Agreement between the Trust and SEI is incorporated herein by reference to PEA No. 2.

(l.2) Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to PEA No. 2.

Exhibit
Number    Description
-------   ---------------------------------------------------------------------
(l.3) Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed
          July 2, 2001.

(m)       Not applicable.

(n)       Not applicable.

(o)       Not applicable.

(p.1) iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 41, filed November 23, 2005.

(p.2)     BGI Code of Ethics is incorporated herein by reference to PEA No. 39.

(p.3)     Code of Ethics for SEI is incorporated herein by reference to PEA
          No. 45.

(q.1) Power of Attorney, dated April 19, 2007, for Robert H. Silver is incorporated herein by reference to Post-Effective Amendment No. 79, filed April 27, 2007.

(q.2) Powers of Attorney, dated February 22, 2006, for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker are incorporated herein by reference to PEA No. 43.

(q.3) Power of Attorney, dated February 25, 2006, for Charles A. Hurty is incorporated herein by reference to PEA No. 43.

(q.4) Power of Attorney, dated August 25, 2006, for Lee T. Kranefuss is incorporated herein by reference to PEA No. 53.

Item 24. Persons Controlled By or Under Common Control with Registrant:

                                                                 Percentage of
                                                                   Ownership
                                                                 -------------
iShares Dow Jones EPAC Select Dividend Index Fund
   Goldman Sachs Execution & Clearing, L.P.                              61.67%

iShares Dow Jones U.S. Aerospace & Defense Index Fund
   Merrill Lynch Safekeeping                                             27.37%

iShares FTSE NAREIT Industrial/Office Index Fund
   Fortis Clearing Americas LLC                                          92.41%

iShares FTSE NAREIT Mortgage REITs Index Fund
   Goldman Sachs Execution & Clearing, L.P.                              66.71%

iShares FTSE NAREIT Real Estate 50 Index Fund
   Credit Suisse Securities (USA) LLC                                    35.94%
   Goldman, Sachs & Co.                                                  44.36%

iShares FTSE NAREIT Residential Index Fund
   Timber Hill LLC                                                       98.55%

iShares FTSE NAREIT Retail Index Fund
   Fortis Clearing Americas LLC                                          91.01%

iShares iBoxx $ High Yield Corporate Bond Fund
   First Clearing, LLC                                                   33.65%

iShares Lehman 1-3 Year Treasury Bond Fund
   Deutsche Bank Securities Inc./Cedear                                  29.60%

iShares Lehman 3-7 Year Treasury Bond Fund
   Northern Trust Company, The                                           30.01%

                                                                 Percentage of
                                                                   Ownership
                                                                 -------------
iShares Lehman Credit Bond Fund
   Merrill Lynch Safekeeping                                             50.72%

iShares Lehman Government/Credit Bond Index Fund
   Citigroup Global Markets Inc.                                         81.85%

iShares Lehman Intermediate Credit Bond Fund
   Citigroup Global Markets Inc.                                         25.42%

iShares Lehman MBS Fixed-Rate Bond Fund
   Merrill Lynch, Pierce, Fenner & Smith Incorporated                    26.98%

iShares Morningstar Mid Growth Index Fund
   First Clearing, LLC                                                   44.31%

iShares NYSE 100 Index Fund
   First Clearing, LLC                                                   80.27%

iShares Russell 1000 Index Fund
   Charles Schwab & Co., Inc.                                            27.18%

iShares Russell 2000 Index Fund
   Barclays Global Investors, N.A.                                       58.18%

iShares S&P Global Consumer Discretionary Sector Index Fund
   Goldman Sachs Execution & Clearing, L.P.                              62.94%

iShares S&P Preferred Stock Index Fund
   Charles Schwab & Co., Inc.                                            28.73%

Item 25. Indemnification:

The Trust (also referred to in this section as the "Fund") is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust, (the "Declaration of Trust"), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940 (the "1940 Act"). The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; and

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith that the officers and trustees believed were in or not opposed to the best interests of the Trust.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

The Administration Agreement provides that IBT/1/ shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Administration Agreement by IBT/1/, its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Administration Agreement, provided that IBT's/1/ indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT/1/.

The Custodian Agreement provides that IBT/1/ shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Custodian Agreement by IBT/1/, its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Custodian Agreement, provided that IBT's/1/ indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT/1/.

The Distribution Agreement provides that the SEI agrees to indemnify, defend and hold the Fund, its several officers and Board members, and any person who controls the Fund within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Fund, its officers or Board members, or any such controlling person, may incur under the 1933 Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Fund, its officers or Board members, or such controlling person resulting from such claims or demands, (a) shall arise out of or be based upon any information, statements or representations made or provided SEI in any sales literature or advertisements, or any Disqualifying Conduct by SEI in connection with the offering and sale of any Shares, (b) shall arise out of or be based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by SEI to the Fund specifically for use in the Fund's registration statement and used in the answers to any of the items of the registration statement or in the corresponding statements made in the prospectus or statement of additional information, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by SEI to the Fund and required to be stated in such answers or necessary to make such information not misleading,
(c) arising out of SEI's breach of any obligation, representation or warranty pursuant to this Agreement, or (d) SEI's failure to comply in any material respect with applicable securities laws.

The Authorized Participant Agreement provides that the Participant agrees to indemnify and hold harmless the Fund and its respective subsidiaries, affiliates, directors, officers, employees and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an "Indemnified Party") from and against any loss, liability, cost and expense (including attorneys' fees) incurred by such Indemnified Party as a result of (i) any breach by the Participant of any provision of the Authorized Participant Agreement that relates to the Participant; (ii) any failure on the part of the Participant to perform any of its obligations set forth in the Authorized Participant Agreement; (iii) any failure by the Participant to comply with applicable laws, including rules and regulations of self-regulatory organizations; or (iv) actions of such Indemnified Party in reliance upon any instructions issued in accordance with Annex II, III or IV (as each may be amended from time to time) of the Authorized Participant Agreement reasonably believed by the distributor and/or the transfer agent to be genuine and to have been given by the Participant.

The Securities Lending Agency Agreement provides that BGI shall indemnify and hold harmless each client, Lender, its Board of Trustees and its agents and BGFA from any and all loss, liability, costs, damages, actions, and claims ("Loss") to the extent that any such Loss arises out of the material breach of this Agreement by or negligent acts or omissions or willful misconduct of BGI, its officers, directors or employees or any of its agents or subcustodians in connection with the securities lending activities undertaken pursuant to this Agreement, provided that BGI's indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to BGI.

Insofar as indemnification for liabilities arising under the 1940 Act may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Item 26. (a) Business and Other Connections of the Investment Adviser:

The Trust is advised by BGFA, a wholly-owned subsidiary of BGI, 45 Fremont Street, San Francisco, CA 94105. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position   Principal Business(es) During the Last Two Fiscal Years
-----------------   ----------------------------------------------------------

Blake Grossman      Director and Chairman of the Board of Directors of BGFA
Chairman            and Chief Executive Officer and Director of BGI, 45
                    Fremont Street, San Francisco, CA 94105

Frank Ryan          Chief Financial Officer of BGFA and Chief Financial
Officer             Officer and Cashier of BGI, 45 Fremont Street, San
                    Francisco, CA 94105

Rohit Bhagat        Director and Chief Operating Officer of BGFA and BGI, 45
Director            Fremont Street, San Francisco, CA 94105

Item 27. Principal Underwriters:

(i) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

   Registrant's distributor, SEI Investments Distribution Co. ("SEI") acts as distributor for:

SEI Daily Income Trust                                       July 15, 1982
SEI Liquid Asset Trust                                       November 29, 1982
SEI Tax Exempt Trust                                         December 3, 1982
SEI Index Funds                                              July 10, 1985
SEI Institutional Managed Trust                              January 22, 1987
SEI Institutional International Trust                        August 30, 1988
The Advisors' Inner Circle Fund                              November 14, 1991
The Advisors' Inner Circle Fund II                           January 28, 1993
Bishop Street Funds                                          January 27, 1995
SEI Asset Allocation Trust                                   April 1, 1996
SEI Institutional Investments Trust                          June 14, 1996
HighMark Funds                                               February 15, 1997
Oak Associates Funds                                         February 27, 1998
CNI Charter Funds                                            April 1, 1999
iShares Inc.                                                 January 28, 2000
JohnsonFamily Funds, Inc.                                    November 1, 2000
Causeway Capital Management Trust                            September 20, 2001
The Japan Fund, Inc.                                         October 7, 2002
Barclays Global Investors Funds                              March 31, 2003
The Arbitrage Funds                                          May 17, 2005
The Turner Funds                                             January 1, 2006
ProShares Trust                                              November 14, 2005
Community Reinvestment Act Qualified Investment Fund         January 8, 2007

       SEI provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                                                                     Positions and Offices
Name                 Position and Office with Underwriter               with Registrant
----                 ----------------------------------------------- ---------------------
William M. Doran     Director                                                 --
Edward D. Loughlin   Director                                                 --
Wayne M. Withrow     Director                                                 --
Kevin Barr           President & Chief Executive Officer                      --
Maxine Chou          Chief Financial Officer & Treasurer                      --
Thomas Rodman        Chief Operations Officer                                 --
John Munch           General Counsel & Secretary                              --
Karen LaTourette     Chief Compliance Officer, Anti-Money Laundering
                     Officer & Assistant Secretary                            --
Mark J. Held         Senior Vice President                                    --
Lori L. White        Vice President & Assistant Secretary                     --
Robert Silvestri     Vice President                                           --
John Coary           Vice President & Assistant Secretary                     --
Michael Farrell      Vice President                                           --
Mark McManus         Vice President                                           --

(c) Not applicable.

Item 28. Location of Accounts and Records:

(a) The Trust maintains accounts, books and other documents required by
Section 31(a) of the 1940 Act and the rules thereunder (collectively, the "Records") at the offices of State Street Bank and Trust Company ("State Street"), 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as investment adviser at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distribution Company maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, PA 19456.

(d) State Street maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29. Management Services:

Not applicable.

Item 30. Undertakings:

Not applicable.

--------
/1/ On July 2, 2007, State Street Corporation acquired Investors Financial Services Corporation, the parent company of IBT which provides administrative, custodial and transfer agency services for the Funds.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 92 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 26th day of July, 2007.

                                              By: /s/ Michael A. Latham
                                                  -----------------------------
                                                  Michael A. Latham
                                                  President

                                                  Date: July 26, 2007

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 92 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

                                              By:
                                                  -----------------------------
                                                  Lee T. Kranefuss*
                                                  Trustee

                                                  Date: July 26, 2007


                                                  -----------------------------
                                                  John E. Martinez*
                                                  Trustee

                                                  Date: July 26, 2007


                                                  -----------------------------
                                                  George G. C. Parker*
                                                  Trustee

                                                  Date: July 26, 2007


                                                  -----------------------------
                                                  Cecilia H. Herbert*
                                                  Trustee

                                                  Date: July 26, 2007


                                                  -----------------------------
                                                  Charles A. Hurty*
                                                  Trustee

                                                  Date: July 26, 2007

                                                  -----------------------------
                                                  John E. Kerrigan*
                                                  Trustee

                                                  Date: July 26, 2007


                                                  -----------------------------
                                                  Robert H. Silver*
                                                  Trustee

                                                  Date: July 26, 2007

                                                  /s/ Michael A. Latham
                                                  -----------------------------
                                                  Michael A. Latham
                                                  President

                                                  Date: July 26, 2007

                                                  /s/ Geoffrey D. Flynn
                                                  -----------------------------
                                                  Geoffrey D. Flynn
                                                  Treasurer

                                                  Date: July 26, 2007

                                             *By: /s/ Michael A. Latham
                                                  -----------------------------
                                                  Michael A. Latham
                                                  Attorney-in-fact

                                                  Date: July 26, 2007
--------
* Power of Attorney, dated April 19, 2007, for Robert H. Silver is incorporated herein by reference to Post-Effective Amendment No. 79, filed April 27, 2007. Power of Attorney, dated August 25, 2006, for Lee T. Kranefuss is incorporated herein by reference to Post-Effective Amendment No. 53 filed September 18, 2006. Powers of Attorney, dated February 22, 2006, for Cecilia
  H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker are incorporated herein by reference to Post-Effective Amendment No. 43, filed April 17, 2006 ("PEA No. 43"). Power of Attorney, dated February 25, 2006, for Charles A. Hurty is incorporated herein by reference to PEA No. 43.

Exhibit Index

(i.1)   Legal opinion and consent of Richards, Layton & Finger P.A.

(j)     Consent of PricewaterhouseCoopers, LLP